As filed with the Securities and Exchange Commission on January 18, 2007

Registration No. 333-133458

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __
Post-Effective Amendment No. 1

(Check appropriate box or boxes.)

TIAA-CREF Institutional Mutual Funds
(Exact Name of Registrant as Specified in Charter)

730 Third Avenue
New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (800) 842-2733

Stewart P. Greene, Esq.
TIAA-CREF Institutional Mutual Funds
730 Third Avenue
New York, New York 10017-3206
(Name and Address of Agent for Service)

Copy to:
Steven B. Boehm, Esq.
David S. Goldstein, Esq.
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b)
[ ]	Only __________pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(2) of rule 485

If appropr ia te, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TIAA-CREF MUTUAL FUNDS
730 Third Avenue
New York, New York 10017-3206

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON April 3, 2007

The TIAA-CREF Mutual Funds will hold a special meeting of the shareholders of each of its investment portfolios (each, a “Retail Fund” and collectively, the “Retail Funds”) to be held on April 3, 2007 at 12:00 noon E T at 730 Third Avenue, New York, New York. At the meeting, shareholders will be asked to vote:

1.	With respect to their Fund, to approve an Agreement and Plan of Reorganization and Termination (the “Plan”), pursuant to which each of the following Retail Funds will be reorganized into the corresponding investment portfolio of the TIAA-CREF Institutional Mutual Funds (each such investment portfolio, a “TIAA-CREF Fund”) listed opposite its name:

Retail Funds		TIAA-CREF Funds
International Equity Fund	————>	Institutional International Equity Fund
Growth Equity Fund	————>	Institutional Large-Cap Growth Fund
Growth & Income Fund	————>	Institutional Growth & Income Fund
Equity Index Fund	————>	Institutional Equity Index Fund
Social Choice Equity Fund	————>	Institutional Social Choice Equity Fund
Managed Allocation Fund	————>	Institutional Managed Allocation Fund II
Bond Plus Fund	————>	Institutional Bond Plus Fund II
Short-Term Bond Fund	————>	Institutional Short-Term Bond Fund II
High-Yield Bond Fund	————>	Institutional High-Yield Fund II
Tax-Exempt Bond Fund	————>	Institutional Tax-Exempt Bond Fund II
Money Market Fund	————>	Institutional Money Market Fund

Under the Plan, each reorganization would be structured as follows: (a) the TIAA-CREF Fund will acquire the assets and assume the liabilities of the corresponding Retail Fund, in exchange for shares of the TIAA-CREF Fund; (b) the Retail Fund will distribute to its shareholders the TIAA-CREF Fund shares received in the transaction described in (a) above in exchange for the shareholders’ Retail Fund shares; and (c) as soon as practicable following the distribution of shares, each Retail Fund will be liquidated.

2.	To address any other business that may properly come before the meeting or any adjournments thereof.

The Board of Trustees of the Retail Funds has set January 17, 2007 as the record date for determining the number of votes entitled to be cast at the meeting or any adjournments thereof. You may vote at the meeting (or any adjournments of the meeting) for a Retail Fund only if you were a shareholder of that Retail Fund as of January 17, 2007 .

By Order of the Board of Trustees,

E. Laverne Jones
Secretary

Please vote as soon as possible before the meeting, even if you plan to attend the meeting. You can vote quickly and easily over the Internet, by telephone, or by mail. Just follow the simple instructions that appear on your enclosed proxy card(s). A separate proxy card is provided for each Retail Fund in which you own shares. Since we cannot hold the meeting unless a quorum is reached, please help avoid the expense of a follow-up mailing by voting today!

If you plan to attend the meeting, please call 877-535-3910, ext. 2440 to obtain an admission pass. In accordance with TIAA-CREF’s security procedures, a pass and appropriate picture identification will be required to enter the special meeting. Please note that no laptop computers, recording equipment or cameras will be permitted, and please read the instructions on the pass for additional information.

January 18 , 200 7

TIAA-CREF MUTUAL FUNDS
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
730 Third Avenue
New York, New York 10017-3206
800 842-2733

COMBINED PROXY STATEMENT AND PROSPECTUS
Dated: January 18 , 200 7

This Combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) is being furnished to shareholders of the International Equity Fund, Growth Equity Fund, Growth & Income Fund, Equity Index Fund, Social Choice Equity Fund, Managed Allocation Fund, Bond Plus Fund, Short-Term Bond Fund, High-Yield Bond Fund, Tax-Exempt Bond Fund and Money Market Fund, each of which is an investment portfolio of TIAA-CREF Mutual Funds (each a “Retail Fund” and, collectively, the “Retail Funds”), in connection with the solicitation of proxies by the Board of Trustees of TIAA-CREF Mutual Funds for use at the special meeting of the shareholders of the Retail Funds to be held on April 3, 2007 at 12:00 noon E T at 730 Third Avenue, New York, New York, and at any adjournment(s) of the meeting.

The proposal contained in this Proxy Statement/Prospectus on which you are being asked to vote is part of TIAA-CREF’s ongoing efforts to consolidate operations by offering a streamlined mutual fund family with consistent and sustainable pricing, greater efficiencies and a continued high level of shareholder services. As more fully described in this Proxy Statement/Prospectus, at the meeting, shareholders of each Retail Fund will be asked to vote to approve an Agreement and Plan of Reorganization and Termination (the “Plan”), pursuant to which their Retail Fund will be reorganized into the corresponding investment portfolio of the TIAA-CREF Institutional Mutual Funds (each such investment portfolio, a “TIAA-CREF Fund,” and each such transaction, a “Reorganization”), as described below.

Under the Plan, each Reorganization would be structured as follows: (1) each TIAA-CREF Fund will acquire the assets, and assume the liabilities, of its Retail Fund counterpart, in exchange for shares of the TIAA-CREF Fund; (2) the Retail Fund will distribute to its shareholders the TIAA-CREF Fund shares it has received in exchange for its shares held by Retail Fund shareholders; and (3) as soon as practicable, the Retail Fund will be liquidated. If the Plan is approved, as a Retail Fund shareholder, you will receive on the effective date of the Reorganization a number of full and fractional shares of the corresponding TIAA-CREF Fund having an aggregate value (or total account value) that will equal the total aggregate value of your Retail Fund shares.

This Proxy Statement/Prospectus, which you should retain for future reference, sets forth concisely the information regarding the Retail Funds, the TIAA-CREF Funds and the Reorganizations that you should know before voting. The following documents, each of which has additional information about the Retail or TIAA-CREF Funds, also have been filed with the SEC:

1.	A Statement of Additional Information, dated January 18, 2007, relating to the Reorganizations (“Reorganization SAI”), which is incorporated by reference herein;

2.	The Prospectus and Statement of Additional Information of the Retail Funds, each dated May 1, 2006, as supplemented (File Nos. 333-21821, 811-08055) , which are incorporated by reference herein;

3 .	The 2005 Annual Report to Shareholders of the Retail Funds for the fiscal year ended December 31, 2005 , which is incorporated by reference herein;

4.	The 2006 Semi-Annual Report to Shareholders of the Retail Funds for the six-month period ended June 30, 2006;

5 .	The Retail and Institutional Class Prospectuses and Statement of Additional Information of the TIAA-CREF Funds, each dated February 1, 2006, as supplemented (File Nos. 333-76651, 811-09301);

6 .	The Retail and Institutional Class Prospectuses and Statement of Additional Information of the TIAA-CREF Funds, each dated March 31, 2006, as supplemented (File Nos. 333-76651, 811-09301); and

7 .	The 200 6 Retail and Institutional Class Annual Reports to Shareholders of the TIAA-CREF Funds for the fiscal year ended September 30, 200 6.

For a free copy of any of the above documents, please visit the TIAA-CREF w ebsite at www.tiaa-cref.org or use our online request form to request mailed versions. Alternatively, you can call 877 518-9161 or write to us at 730 Third Avenue, New York, New York 10017-3206 to request free copies of these documents.

TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds are both open-end management investment companies, and each of their portfolios is considered to be diversified. Additional information about the Retail Funds and the TIAA-CREF Funds has been filed with the SEC. You can copy and review information about the Retail Funds and the TIAA-CREF Funds at the SEC’s Public Reference Room in Washington, DC. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202 551-8090 . Reports and other information about the Retail and TIAA-CREF Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROXY STATEMENT/PROSPECTUS, OR DETERMINED IF THIS PROXY STATEMENT/PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

SYNOPSIS	1
What is being proposed?	1
Why are you seeking to reorganize the Retail Funds?	2
What are the key details of the proposed Reorganizations?	3
What class of shares of the TIAA-CREF Funds will I receive?	3
Who will bear the costs incurred in connection with the Reorganizations?	4
How does each Retail Fund compare to its corresponding TIAA-CREF Fund?	4
If approved, when would the Reorganizations occur?	5
Has the Board of Trustees of the Retail Funds approved the Reorganizations?	5
What level of shareholder support is needed to approve the Reorganizations?	6
What are the fees and expenses of each Retail Fund and what are they expected to be after the Reorganizations?	6
What are the general tax consequences of the Reorganizations?	30
How do the investment objectives and principal strategies of the Retail and TIAA-CREF Funds compare?	30
Who will manage the TIAA-CREF Funds after the Reorganizations?	35
How do the investment restrictions of the Retail and TIAA-CREF Funds compare?	35
How have the Retail and TIAA-CREF Funds performed?	37
Are there differences in the oversight and organization of the Retail Funds and TIAA-CREF Funds?	50
Will any service providers to the Retail or TIAA-CREF Funds change after the Reorganizations?	51
How do I purchase, redeem or exchange Retail Class shares of the TIAA-CREF Funds and will it be different than for Retail Fund shares?	51
How do I purchase, redeem or exchange Institutional Class shares of the TIAA-CREF Funds?	52
How do the dividend and distribution policies of the Retail and TIAA-CREF Funds compare?	53

COMPARISON OF RISK FACTORS	53

COMPARISON OF ANNUAL EXPENSES	56

INFORMATION ABOUT THE REORGANIZATIONS	58

i

What are the reasons for the Reorganizations and what did the Board consider in determining to recommend the Reorganizations?	58
What are the terms of the Plan?	63
What TIAA-CREF Fund shares will I receive under the Reorganizations?	6 5
What are the tax consequences of the Reorganizations?	65
What is the capitalization of each Retail Fund and its corresponding TIAA-CREF Fund (net assets, net asset value per share and shares outstanding)?	66

COMPARATIVE FINANCIAL HIGHLIGHTS	70

VOTING INFORMATION	71

ADDITIONAL INFORMATION	73
Information About the Funds	73
Beneficial Ownership	73
Means of Soliciting Proxies	73
Proposals of Persons with Voting Rights	73
Legal Matters	74
Available Information	74
Annual Reports	74

EXHIBIT A: Form of Agreement and Plan of Reorganization and Termination	A-1

EXHIBIT B: Portfolio Management Teams of the Retail Funds and TIAA-CREF Funds	B-1

EXHIBIT C: TIAA-CREF Funds’ Management Fees and Current Expense Caps	C-1

EXHIBIT D: Comparative Financial Highlights	D-1

EXHIBIT E: Principal Holders of Retail Fund Shares	E-1

EXHIBIT F: Principal Holders of TIAA-CREF Fund Shares	F-1

APPENDIX I: ADDITIONAL INFORMATION ABOUT THE TIAA-CREF FUNDS	Appendix I-1

APPENDIX II: GLOSSARY OF TERMS USED IN EXPENSE CHARTS	Appendix II-1

ii

PROPOSAL — APPROVAL OF REORGANIZATIONS

At their meeting to approve the Reorganizations, t he Board of Trustees of the Retail Funds determined that the Reorganizations would be in the best interests of the shareholders of each Retail Fund and also unanimously recommend ed that shareholders of each of the Retail Funds vote “FOR” the Reorganizations.

SYNOPSIS

What is being proposed?

Shareholders of each Retail Fund are being asked to approve the Reorganization of their Retail Fund into a corresponding TIAA-CREF Fund whereby: (1) the assets and liabilities of the Retail Fund will be acquired and assumed by the corresponding TIAA-CREF Fund; and (2) shareholders of the Retail Fund will become shareholders of the TIAA-CREF Fund.

Regarding this proposal, it is important to note the following points:

•	This proposal is the second step in TIAA-CREF’s ongoing efforts to consolidate and streamline operations by offering a mutual fund family with consistent and sustainable pricing, greater efficiencies and a continued high level of shareholder services. As part of the first step of this process, the TIAA-CREF Funds sought and obtained the approval of the TIAA-CREF Funds’ Board of Trustees and shareholders to: (1) amend the investment management agreement to increase the management fees on the actively-managed TIAA-CREF Funds; (2) add a 12b-1 distribution plan on Retail Class shares to finance distribution; and (3) reallocate to the TIAA-CREF Funds the responsibility for payment of most of the Funds’ “other expenses” from Teachers Advisors, Inc. (the “Advisor”), the investment adviser to the Retail Funds and the TIAA-CREF Funds.

•	As the second step in TIAA-CREF’s overall plan, the Reorganizations contained in this proposal are intended to eliminate potential investor confusion with respect to duplicative offerings and assist in the growth and viability of its funds. Over time, the relatively low fees of the Retail Funds have led to ongoing losses by the Advisor, which the Advisor believes are unsustainable. The higher investment management fee s for certain of the actively managed TIAA-CREF Funds, in contrast, are designed to provide the Advisor with reasonable profits to sustain its services to the Funds.

•	If shareholders of a Retail Fund approve the Reorganization, all shareholders of the Retail Fund will become shareholders of the corresponding TIAA-CREF Fund after the closing of the Reorganization. The effect of this action is that your investment will change from an investment in a Retail Fund whose fee structure leads to losses for the Advisor to an investment in a very similar TIAA-CREF Fund whose fees allow the Advisor to make a reasonable profit.

The Reorganizations would occur pursuant to the Plan (which is described below and attached as Exhibit A), for each of the following pairs of corresponding Funds:

Retail Funds		TIAA-CREF Funds
International Equity Fund	————————————>	Institutional International Equity Fund
Growth Equity Fund	————————————>	Institutional Large-Cap Growth Fund
Growth & Income Fund	————————————>	Institutional Growth & Income Fund
Equity Index Fund	————————————>	Institutional Equity Index Fund
Social Choice Equity Fund	————————————>	Institutional Social Choice Equity Fund
Managed Allocation Fund	————————————>	Institutional Managed Allocation Fund II
Bond Plus Fund	————————————>	Institutional Bond Plus Fund II
Short-Term Bond Fund	————————————>	Institutional Short-Term Bond Fund II
High-Yield Bond Fund	————————————>	Institutional High-Yield Fund II
Tax-Exempt Bond Fund	————————————>	Institutional Tax-Exempt Bond Fund II
Money Market Fund	————————————>	Institutional Money Market Fund

Upon shareholder approval and the closing of a Reorganization with respect to your Retail Fund, you will become a shareholder of a TIAA-CREF Fund with an investment objective and strategies that are very similar to the Retail Fund you currently own. Your investment, however, will be subject to the fee and expense structure of the TIAA-CREF Funds, which have an unbundled fee and expense structure, resulting in higher total operating expenses. Additionally, Retail Class shares of the TIAA-CREF Funds are subject to a 12b-1 distribution plan, leading to higher total expense ratios than those of the Retail Funds.

Shareholders of the Growth Equity Fund are not being asked to approve a Reorganization of their Fund into the Institutional Growth Equity Fund because shareholders of the Institutional Growth Equity Fund did not approve a new investment management agreement for this Fund . Because the expense structure of the Institutional Growth Equity Fund continues to be unsustainable for the Advisor, shareholders of the Growth Equity Fund are being asked to approve a Reorganization of their Fund into the Institutional Large-Cap Growth Fund, which has the same investment objective and strategies as the Institutional Growth Equity Fund.

Why are you seeking to reorganize the Retail Funds?

The Advisor, which serves as investment adviser to both the Retail Funds and the TIAA-CREF Funds, has been incurring substantial losses on its mutual funds business since the Retail Funds were launched in 1997. Among the many factors contributing to these losses is that the fees charged by the Advisor did not cover the actual expenses incurred by the Advisor to manage and operate the Retail Funds. As part of the larger effort to continue offering competitively priced mutual funds, the Advisor is seeking to combine duplicative mutual funds through the Reorganizations. Streamlining its mutual fund offerings at a reasonable and sustainable fee and expense structure will allow the Advisor to continue offering high - quality, lower - cost Funds to our shareholders for the foreseeable future. The Reorganizations are designed to accomplish the following:

•	Reduce potential investor confusion through the consolidation of duplicative funds with similar names and investment objectives and strategies;

•	Enable shareholders to benefit over the long term from future economies of scale that are expected to result from combining the assets of the Retail and TIAA-CREF Funds;

•	Charge fees at a n overall level that keeps the combined TIAA-CREF Funds competitive with the lower-priced offerings in the industry, while reflecting the costs associated with operating the Funds and maintaining a high level of service to Fund shareholders;

•	Provide continuity of investment management, since both the Retail and TIAA-CREF Funds are managed by the same investment adviser and portfolio management teams; and

•	Allow for the exchange of Fund shares through a process that is intended to qualify as a tax-free event for Retail Fund shareholders for federal income tax purposes.

What are the key details of the proposed Reorganizations?

The following is a summary of certain information contained in this Proxy Statement/Prospectus and the Plan. The Plan govern s the terms of each of the Reorganizations and is attached as Exhibit A. Any description herein of that Plan is qualified by the actual terms of the Plan.

As set forth in the Plan, each Reorganization between a Retail Fund and its corresponding TIAA-CREF Fund will involve the following steps:

•	the TIAA-CREF Fund will acquire the assets and assume the liabilities of its Retail Fund counterpart, in exchange for shares of the TIAA-CREF Fund having an aggregate value equal to the net asset value of the Retail Fund as of the day of the Reorganization;

•	the TIAA-CREF Fund shares received by the Retail Fund will be distributed pro rata (on an anticipated tax-free basis for federal income tax purposes) to each Retail Fund shareholder in an amount equal in value to the holder’s Retail Fund shares as of the day of the Reorganization; and

•	as soon as practicable, the Retail Fund will be liquidated.

What class of shares of the TIAA-CREF Funds will I receive?

If a Reorganization with respect to a Retail Fund and its TIAA-CREF Fund counterpart is approved, shareholders of that Retail Fund generally will receive Retail Class shares of the TIAA-CREF Fund. However, shareholders who meet the eligibility requirements for purchasing Institutional Class shares will receive Institutional Class shares of that

TIAA-CREF Fund. Examples of the types of Retail Fund shareholders that will receive Institutional Class shares of the TIAA-CREF Funds include:

•	shareholders invested through a trust company;

•	registered investment companies;

•	education savings plans (529 plans); and

•	the Advisor and its affiliates.

For further details on the share class you may receive under the Reorganizations, please see “Information About the Reorganizations — What TIAA-CREF Fund shares will I receive under the Reorganization s? ” on page 6 5.

Who will bear the costs incurred in connection with the Reorganizations?

All costs incurred in connection with effecting the Reorganizations, including the costs associated with the drafting, printing and mailing of this Proxy Statement/Prospectus, the solicitation of proxies, the holding of the special meeting, and the subsequent termination of the Retail Funds, will be borne by the Advisor, and not by any of the Retail Funds or TIAA-CREF Funds.

How does each Retail Fund compare to its corresponding TIAA-CREF Fund?

As described in more detail below, each Retail Fund and its corresponding TIAA-CREF Fund:

•	have very similar investment objectives and principal investment strategies;

•	have very similar investment restrictions;

•	have a very similar portfolio composition; and

•	are managed by the same portfolio management teams.

In particular, six of the TIAA-CREF Funds were recently created primarily for the Reorganizations and are virtual clones of the corresponding Retail Funds. More detailed information on the Funds’ investment objectives, strategies, restrictions and management begins on page 30.

If the Reorganization is implemented with respect to your Retail Fund, your shares will be subject to the expense structure of the corresponding TIAA-CREF Fund, which has higher total operating expenses and a different expense structure. In addition, Retail Class shares of the TIAA-CREF Funds are subject to a 12b-1 distribution plan. The fees and expenses of the TIAA-CREF Funds are more fully described below, under the section entitled “What are the fees and expenses of each Retail Fund and what are they expected to be after the Reorganization s ?” on page 6 .

If approved, when would the Reorganizations occur?

If approved, each Reorganization would occur by June 30, 2007 , or another date selected by the Retail and TIAA-CREF Funds (the “Closing Date”).

Has the Board of Trustees of the Retail Funds approved the Reorganizations?

The Board of Trustees of the Retail Funds unanimously approved the Plan and associated Reorganizations with respect to each Retail and TIAA-CREF Fund on February 14, 2006 . * The proposal to approve the Reorganizations and present them to shareholders for their approval was carefully considered by the Board of Trustees of the Retail Funds over the course of a number of meetings.

For the reasons set forth below under “Information About the Reorganizations — What are the reasons for the Reorganizations and what did the Board consider in determining to recommend the Reorganizations ? ” on page 5 8 , the Board of Trustees of the Retail Funds and the Board of Trustees of the TIAA-CREF Funds, which have the same individuals as members and which are each comprised entirely of Trustees who are not “interested persons” of the Funds or the Advisor (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act” ) ) , determined that each Reorganization would be in the best interests of each Retail Fund and TIAA-CREF Fund and their respective shareholders. In addition, the Board s each determined with respect to each Reorganization that the respective interests of Retail Fund and TIAA-CREF Fund shareholders would not be diluted as a result of the Reorganization.

Accordingly, at their meeting to approve the Reorganizations, the Board of Trustees of the Retail Funds also unanimously recommen ded that shareholders of the Retail Funds vote FOR each Reorganization.

Originally, Retail Fund shareholders’ votes were to be solicited for the Reorganizations in the early summer of 2006. However, the discovery, and subsequent correction and remediation, of a misallocation of income and capital gains of certain of the TIAA-CREF Funds, caused this solicitation to be postponed. Due to the passage of time since its approval and changes in its membership, the Retail Fund Board, with the assistance of the Advisor, recently considered updated information to reassess the proposed Reorganizations and its prior considerations to ascertain their continued appropriateness. Once this reassessment was concluded, the effort to solicit shareholder approval of the Reorganizations commenced.

*	Note that Eugene Flood, Jr. and Howell E. Jackson, who are currently Trustees of both the Retail and TIAA-CREF Funds, did not become members of these Boards until August 31, 2005. Also note that James M. Poterba, Laura T. Starks and Forrest Berkley, who are currently Trustees of both the Retail and TIAA-CREF Funds, were not members of these Boards when the Reorganizations were approved. They became Trustees on April 3, 2006, July 18, 2006 and September 19, 2006, respectively.

What level of shareholder support is needed to approve the Reorganizations?

Each Reorganization must be approved by shareholders of each respective Retail Fund, and will require the affirmative vote of the lesser of either (1) more than 50% of the outstanding voting shares of the Fund, or (2) 67% or more of the outstanding voting shares present (in person or by proxy) at the meeting, if more than 50% of the outstanding voting shares are present at the meeting. Approval of a Reorganization with respect to a Retail Fund and its corresponding TIAA-CREF Fund is not contingent on shareholder approval of one or more Reorganizations of other Retail Funds and their corresponding TIAA-CREF Funds. Therefore, in the event that a Reorganization with respect to a particular Retail Fund is not approved by its shareholders, or if such Reorganization is not completed for any other reason, the remaining Reorganizations will proceed as planned to the extent such Reorganizations are approved by their respective Retail Fund shareholders.

What are the fees and expenses of each Retail Fund and what are they expected to be after the Reorganizations?

It is important to note that if the Reorganizations are implemented, your shares will be subject to the fee and expense structure of the TIAA-CREF Funds, which have higher total operating expenses and a different, unbundled expense structure. In addition, Retail Class shares of the TIAA-CREF Funds are subject to a 12b-1 distribution plan. Under this plan, Retail Class shareholders of the TIAA-CREF Funds reimburse their distributor for up to 0.25% of average daily net assets to pay for expenses incurred in distributing these shares. The Funds’ comparative fees and expenses are more fully described below. For more information on the differences between a “bundled” (or “unitary”) pricing structure and an “unbundled” pricing structure, please see page 56.

Shareholder Fees

Shares of the Retail Funds and TIAA-CREF Funds are not currently, and after the Reorganizations (on a pro forma basis) will not be, subject to any front-end or deferred sales charges (loads), redemption fees or exchange fees.

Expense Tables.  Below are tables showing the current expense ratios of each Retail Fund and its corresponding TIAA-CREF Fund. In addition, the tables show the anticipated expenses of the Retail and Institutional Class of the TIAA-CREF Funds if the Reorganization of each Retail Fund into its corresponding TIAA-CREF Fund occurs (labeled as “pro forma combined”). The tables enable you to compare and contrast the recent expense levels for the Retail Funds and the TIAA-CREF Funds and obtain a general idea of what your expense levels would be if the Reorganizations occur.

The expenses set forth below are based on the expenses of the Retail Funds for the fiscal year ended December 31, 200 6 and the new expense structure of the TIAA-CREF Funds for the fiscal year ended September 30, 200 6 . The pro forma information for the TIAA-CREF

Funds reflects the anticipated effect of the Reorganizations. These figures include current fee waivers and expense reimbursements set to expire on April 30, 200 8 (or April 30, 2010 in the case of the Institutional Equity Index Fund), unless extended, and the full amounts authorized for reimbursement under the Distribution Plan for the Retail Class shares of the TIAA-CREF Funds. However, t he TIAA-CREF Funds’ distributor has agreed not to seek any reimbursement under the Distribution Plan through April 30, 200 8 . This means that Retail Class shares of the TIAA-CREF Funds would not pay any 12b-1 fees until that time.

Please see Appendix II for the definitions of terms used in the expense tables.

Please see the section below entitled “Comparison of Annual Expenses” starting on page 5 6 for more information on the Funds’ comparative expense arrangements.

Examples of Fund Expenses.  Following each expense table is an expense example intended to help you compare and contrast the cost of investing in: (1) a Retail Fund as it currently exists; (2) the Retail Class or Institutional Class of its corresponding TIAA-CREF Fund as they currently exist; and (3) the Retail Class or Institutional Class of the same TIAA-CREF Fund if a Reorganization occurs (i.e., the “pro forma” figure).

The examples assume that you make an investment of $10,000 in shares of the Retail Funds or the indicated classes of the TIAA-CREF Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume a 5% annual return each year and that there will be no expense reimbursements or waivers in place after one year. Your actual costs may be higher or lower. The “pro forma” categories correspond to what the expenses of the TIAA-CREF Funds are expected to be if the Retail Funds are reorganized into the TIAA-CREF Funds.

Please keep in mind when viewing the expense tables below that some Retail Fund shareholders will receive Institutional Class shares of the TIAA-CREF Funds and others will receive Retail Class shares of the TIAA-CREF Funds in the R eorganizations. Please see “What TIAA-CREF Fund shares will I receive under the Reorganizations?” on page 65 for more information on which types of Retail Fund shareholders will receive Institutional Class shares of the TIAA-CREF Funds.

International Equity Fund and Institutional International Equity Fund

For shareholders receiving Retail Class shares :

	Retail Fund	TIAA-CREF Fund (Retail Class)		Pro Forma Combined TIAA-CREF Fund (Retail Class)
Management Fees	0.49%	0.50%[1]		0.50%[1]
Distribution (12b-1) Fees	N/A	0.25%[2]		0.25%[2]
Other Expenses	0.00%	0. 65%		0. 25%
Total Annual Fund Operating Expenses	0.49%	1.40%		1. 00%
Expense Reimbursements and Waivers	0.00%	0. 60	% [3]	0. 2 5	% [3]
Net Annual Fund Operating Expenses	0.49%	0. 80%		0. 75%

(1)	This management fee has breakpoints that gradually reduce the fee rates indicated (both current and pro forma) as the Fund’s assets grow. For the full breakpoint schedule , see Exhibit C.

(2)	Retail Class shares are subject to a Distribution (12b-1) Plan. The Distribution Plan provides for a maximum annual reimbursement rate of 0.25% of average daily net assets of the Fund. TPIS has contractually agreed not to seek any reimbursements under the Distribution Plan through April 30, 200 8 , so the table reflects the waiver of this whole amount.

(3)	The Advisor has contractually agreed to certain reimbursements that cap the amount of “Total Annual Fund Operating Expenses” the TIAA-CREF Funds would pay through at least April 30, 200 8 . Please see Exhibit C for more information on the levels of these reimbursements.

	1 year	3 years	5 years	10 years
Retail Fund	$50	$157	$274	$616
TIAA-CREF Fund (Retail Class)	$82	$322	$648	$1, 572
Pro Forma Combined TIAA-CREF Fund (Retail Class)	$77	$267	$502	$1,178

International Equity Fund and Institutional International Equity Fund

For shareholders receiving Institutional Class shares :

	Retail Fund	TIAA-CREF Fund (Institutional Class)	Pro Forma Combined TIAA-CREF Fund (Institutional Class)
Management Fees	0.49%	0.50%[1]	0.50%[1]
Other Expenses	0.00%	0. 06%	0. 07%
Total Annual Fund Operating Expenses	0.49%	0. 56%	0. 57%
Expense Reimbursements	0.00%	0.0 0%[2]	0.0 0%[2]
Net Annual Fund Operating Expenses	0.49%	0.56%	0. 57%

(1)	This management fee has breakpoints that gradually reduce the fee rates indicated (both current and pro forma) as the Fund’s assets grow. For the full breakpoint schedule, see Exhibit C.

(2)	The Advisor has contractually agreed to certain reimbursements that cap the amount of “Other Expenses” the TIAA-CREF Funds would pay through at least April 30, 200 8. Please see Exhibit C for more information on the levels of these reimbursements.

	1 year	3 years	5 years	10 years
Retail Fund	$50	$157	$274	$616
TIAA-CREF Fund (Institutional Class)	$57	$1 79	$3 13	$7 01
Pro Forma Combined TIAA-CREF Fund (Institutional Class)	$58	$183	$318	$714

Growth Equity Fund and Institutional Large-Cap Growth Fund

For shareholders receiving Retail Class shares :

	Retail Fund	TIAA-CREF Fund (Retail Class)		Pro Forma Combined TIAA-CREF Fund (Retail Class)
Management Fees	0.45%	0.45%[1]		0.45%[1]
Distribution (12b-1) Fees	N/A	0.25%[2]		0.25%[2]
Other Expenses	0.00%	4.90%		0. 39%
Total Annual Fund Operating Expenses	0.45%	5.60%		1. 09%
Expense Reimbursements and Waivers	0.00%	5.17	% [3]	0. 6 6	% [3]
Net Annual Fund Operating Expenses	0.45%	0. 43%		0. 43%

(1)	This management fee has breakpoints that gradually reduce the fee rates indicated (both current and pro forma) as the Fund’s assets grow. For the full breakpoint schedule , see Exhibit C. T he Advisor has contractually agreed to waive the investment management fees to 0.08% through at least April 30, 200 8 .

(2)	Retail Class shares are subject to a Distribution (12b-1) Plan. The Distribution Plan provides for a maximum annual reimbursement rate of 0.25% of average daily net assets of the Fund. TPIS has contractually agreed not to seek any reimbursements under the Distribution Plan through April 30, 200 8 , so the table reflects the waiver of this whole amount.

(3)	The Advisor has contractually agreed to certain reimbursements that cap the amount of “Total Annual Fund Operating Expenses” the TIAA-CREF Funds would pay through at least April 30, 200 8 . Please see Exhibit C for more information on the levels of these reimbursements.

	1 year	3 years	5 years	10 years
Retail Fund	$46	$144	$252	$567
TIAA-CREF Fund (Retail Class)	$44	$700	$1,911	$4,873
Pro Forma Combined TIAA-CREF Fund (Retail Class)	$44	$21 1	$469	$1,206

Growth Equity Fund and Institutional Large-Cap Growth Fund

For shareholders receiving Institutional Class shares :

	Retail Fund	TIAA-CREF Fund (Institutional Class)		Pro Forma Combined TIAA-CREF Fund (Institutional Class)
Management Fees	0.45%	0.45%[1]		0.45%[1]
Other Expenses	0.00%	1.52%		0. 0 5%
Total Annual Fund Operating Expenses	0.45%	1.97%		0. 5 0%
Expense Reimbursements and Waivers	0.00%	1.84	% [2]	0. 3 7	% [2]
Net Annual Fund Operating Expenses	0.45%	0.13%		0.13%

(1)	This management fee has breakpoints that gradually reduce the fee rates indicated (both current and pro forma) as the Fund’s assets grow. For the full breakpoint schedule, see Exhibit C. The Advisor has contractually agreed to waive the investment management fees to 0.08% through at least April 30, 200 8.

(2)	The Advisor has contractually agreed to certain reimbursements that cap the amount of “Other Expenses” the TIAA-CREF Funds would pay through at least April 30, 200 8. Please see Exhibit C for more information on the levels of these reimbursements.

	1 year	3 years	5 years	10 years
Retail Fund	$46	$144	$252	$567
TIAA-CREF Fund (Institutional Class)	$13	$24 7	$7 07	$ 1,985
Pro Forma Combined TIAA-CREF Fund (Institutional Class)	$13	$8 4	$204	$5 55

Growth & Income Fund and Institutional Growth & Income Fund

For shareholders receiving Retail Class shares :

	Retail Fund	TIAA-CREF Fund (Retail Class)		Pro Forma Combined TIAA-CREF Fund (Retail Class)
Management Fees	0.43%	0.45%[1]		0.45%[1]
Distribution (12b-1) Fees	N/A	0.25%[2]		0.25%[2]
Other Expenses	0.00%	2.76%		0. 27%
Total Annual Fund Operating Expenses	0.43%	3.46%		0 . 97%
Expense Reimbursements and Waivers	0.00%	3.03	% [3]	0. 62	% [3]
Net Annual Fund Operating Expenses	0.43%	0.43%		0. 35%

(1)	This management fee has breakpoints that gradually reduce the fee rates indicated (both current and pro forma) as the Fund’s assets grow. For the full breakpoint schedule , see Exhibit C. T he Advisor has contractually agreed to waive the investment management fees of these Funds to 0.08% through at least April 30, 200 8 .

(2)	Retail Class shares are subject to a Distribution (12b-1) Plan. The Distribution Plan provides for a maximum annual reimbursement rate of 0.25% of average daily net assets of the Fund. TPIS has contractually agreed not to seek any reimbursements under the Distribution Plan through April 30, 200 8 , so the table reflects the waiver of this whole amount.

(3)	The Advisor has contractually agreed to certain reimbursements that cap the amount of “Total Annual Fund Operating Expenses” the TIAA-CREF Funds would pay through at least April 30, 200 8 . Please see Exhibit C for more information on the levels of these reimbursements.

	1 year	3 years	5 years	10 years
Retail Fund	$44	$138	$241	$542
TIAA-CREF Fund (Retail Class)	$44	$471	$1,251	$3,310
Pro Forma Combined TIAA-CREF Fund (Retail Class)	$36	$182	$412	$1,073

Growth & Income Fund and Institutional Growth & Income Fund

For shareholders receiving Institutional Class shares :

	Retail Fund	TIAA-CREF Fund (Institutional Class)	Pro Forma Combined TIAA-CREF Fund (Institutional Class)
Management Fees	0.43%	0.45%[1]	0.45%[1]
Other Expenses	0.00%	0. 13%	0. 0 4%
Total Annual Fund Operating Expenses	0.43%	0.5 8%	0. 49%
Expense Reimbursements and Waivers	0.00%	0. 45%[2]	0. 37%[2]
Net Annual Fund Operating Expenses	0.43%	0.13%	0.1 2%

(1)	This management fee has breakpoints that gradually reduce the fee rates indicated (both current and pro forma) as the Fund’s assets grow. For the full breakpoint schedule, see Exhibit C. The Advisor has contractually agreed to waive the investment management fees of these Funds to 0.08% through at least April 30, 200 8.

(2)	The Advisor has contractually agreed to certain reimbursements that cap the amount of “Other Expenses” the TIAA-CREF Funds would pay through at least April 30, 200 8. Please see Exhibit C for more information on the levels of these reimbursements.

	1 year	3 years	5 years	10 years
Retail Fund	$44	$138	$241	$542
TIAA-CREF Fund (Institutional Class)	$13	$92	$2 32	$6 37
Pro Forma Combined TIAA-CREF Fund (Institutional Class)	$1 2	$8 0	$198	$5 42

Equity Index Fund and Institutional Equity Index Fund

For shareholders receiving Retail Class shares :

	Retail Fund	TIAA-CREF Fund (Retail Class)		Pro Forma Combined TIAA-CREF Fund (Retail Class)
Management Fees	0.26%	0.04%		0.04%
Distribution (12b-1) Fees	N/A	0.25%[1]		0.25%[1]
Other Expenses	0.00%	1.10%		0. 1 7%
Total Annual Fund Operating Expenses	0.26%	1.39%		0. 4 6%
Expense Reimbursements and Waivers	0.00%	1.15	% [2]	0. 25	% [2]
Net Annual Fund Operating Expenses	0.26%	0.24%		0. 2 1%

(1)	Retail Class shares are subject to a Distribution (12b-1) Plan. The Distribution Plan provides for a maximum annual reimbursement rate of 0.25% of average daily net assets of the Fund. TPIS has contractually agreed not to seek any reimbursements under the Distribution Plan through April 30, 200 8 , so the table reflects the waiver of this whole amount.

(2)	The Advisor has contractually agreed to certain reimbursements that cap the amount of “Total Annual Fund Operating Expenses” the TIAA-CREF Funds would pay through at least April 30, 2010. Please see Exhibit C for more information on the levels of these reimbursements.

	1 year	3 years	5 years	10 years
Retail Fund	$27	$84	$146	$331
TIAA-CREF Fund (Retail Class)	$25	$77	$276	$1,225
Pro Forma Combined TIAA-CREF Fund (Retail Class)	$2 2	$68	$1 49	$4 74

Equity Index Fund and Institutional Equity Index Fund

For shareholders receiving Institutional Class shares :

	Retail Fund	TIAA-CREF Fund (Institutional Class)	Pro Forma Combined TIAA-CREF Fund (Institutional Class)
Management Fees	0.26%	0.04%	0.04%
Other Expenses	0.00%	0.0 3%	0.0 3%
Total Annual Fund Operating Expenses	0.26%	0.0 7%	0.0 7%
Expense Reimbursements	0.00%	0.00%[1]	0.0 0%[1]
Net Annual Fund Operating Expenses	0.26%	0.0 7%	0. 07%

(1)	The Advisor has contractually agreed to certain reimbursements that cap the amount of “Other Expenses” the TIAA-CREF Funds would pay through at least April 30, 2010. Please see Exhibit C for more information on the levels of these reimbursements.

	1 year	3 years	5 years	10 years
Retail Fund	$27	$84	$146	$331
TIAA-CREF Fund (Institutional Class)	$7	$2 3	$4 0	$90
Pro Forma Combined TIAA-CREF Fund (Institutional Class)	$7	$2 3	$4 0	$90

Social Choice Equity Fund and Institutional Social Choice Equity Fund

For shareholders receiving Retail Class shares :

	Retail Fund	TIAA-CREF Fund (Retail Class)		Pro Forma Combined TIAA-CREF Fund (Retail Class)
Management Fees	0.27%	0.15%		0.15%
Distribution (12b-1) Fees	N/A	0.25%[1]		0.25%[1]
Other Expenses	0.00%	0. 63%		0. 1 7%
Acquired Fund Fees and Expenses	0.01%	0.02%		0.02%
Total Annual Fund Operating Expenses	0.2 8%	1.0 5%		0. 5 9%
Expense Reimbursements and Waivers	0.00%	0. 63	% [2]	0.2 5	% [2]
Net Annual Fund Operating Expenses	0.2 8%	0. 4 2%		0. 34	% [3]

(1)	Retail Class shares are subject to a Distribution (12b-1) Plan. The Distribution Plan provides for a maximum annual reimbursement rate of 0.25% of average daily net assets of the Fund. TPIS has contractually agreed not to seek any reimbursements under the Distribution Plan through April 30, 200 8 , so the table reflects the waiver of this whole amount.

(2)	The Advisor has contractually agreed to certain reimbursements that cap the amount of “Total Annual Fund Operating Expenses” the TIAA-CREF Funds would pay through at least April 30, 200 8 . Please see Exhibit C for more information on the levels of these reimbursements.

(3)	The Advisor has voluntarily agreed to reimburse the Fund an additional 0.01% of its “Total Annual Fund Operating Expenses,” so the Fund’s actual “Net Annual Fund Operating Expenses” are 0.31% of average daily net assets. This voluntary reimbursement may be discontinued at any time.

	1 year	3 years	5 years	10 years
Retail Fund	$2 9	$90	$15 7	$3 56
TIAA-CREF Fund (Retail Class)	$4 3	$205	$4 53	$1,1 65
Pro Forma Combined TIAA-CREF Fund (Retail Class)	$3 5	$1 3 7	$2 78	$6 89

Social Choice Equity Fund and Institutional Social Choice Equity Fund

For shareholders receiving Institutional Class shares :

	Retail Fund	TIAA-CREF Fund (Institutional Class)	Pro Forma Combined TIAA-CREF Fund (Institutional Class)
Management Fees	0.27%	0.15%	0.15%
Other Expenses	0.00%	0.0 9%	0.0 6%
Acquired Fund Fees and Expenses	0.01%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.2 8%	0.2 6%	0.2 3%
Expense Reimbursements	0.00%	0.0 4%[1]	0.0 1%[1]
Net Annual Fund Operating Expenses	0.2 8%	0.2 2%	0.2 2%

(1)	The Advisor has contractually agreed to certain reimbursements that cap the amount of “Other Expenses” the TIAA-CREF Funds would pay through at least April 30, 200 8. Please see Exhibit C for more information on the levels of these reimbursements.

	1 year	3 years	5 years	10 years
Retail Fund	$2 9	$90	$15 7	$3 56
TIAA-CREF Fund (Institutional Class)	$2 3	$75	$1 38	$323
Pro Forma Combined TIAA-CREF Fund (Institutional Class)	$2 3	$72	$1 27	$2 91

Managed Allocation Fund and Institutional Managed Allocation Fund II

For shareholders receiving Retail Class shares :

	Retail Fund	TIAA-CREF Fund (Retail Class)	Pro Forma Combined TIAA-CREF Fund (Retail Class)
Management Fees	0.00%[1]	0.00%[1]	0.00%[1]
Distribution (12b-1) Fees	N/A	0.25%[2]	0.25%[2]
Other Expenses	0. 00%[1]	1.38%[1,3]	0. 16%[1,3]
Acquired Fund Fees and Expenses	0.42%[1]	0.33%[1]	0.33%[1]
Total Annual Fund Operating Expenses	0. 42%	1. 96%	0. 74%
Expense Reimbursements and Waivers	0.00%	1.63%	0. 41%
Net Annual Fund Operating Expenses	0. 42%	0. 33%	0. 33%

(1)	The Advisor does not and will not receive a management fee for its services to the Managed Allocation Fund and Institutional Managed Allocation Fund II. However, shareholders in these Funds currently bear, and will continue to bear after the Reorganization, indirectly their pro rata share of the fees and expenses incurred by the underlying funds in which these Funds invest , which are listed above under “Acquired Fund Fees and Expenses.”

(2)	Retail Class shares are subject to a Distribution (12b-1) Plan. The Distribution Plan provides for a maximum annual reimbursement rate of 0.25% of average daily net assets of the Fund. TPIS has contractually agreed not to seek any reimbursements under the Distribution Plan through April 30, 200 8 , so the table reflects the waiver of this whole amount.

(3)	The Advisor has contracted to reimburse the Institutional Managed Allocation Fund II for all its direct “Other Exp enses” through April 30, 200 8.

	1 year	3 years	5 years	10 years
Retail Fund	$43	$135	$235	$530
TIAA-CREF Fund (Retail Class)	$34	$287	$ 743	$ 2,010
Pro Forma Combined TIAA-CREF Fund (Retail Class)	$34	$152	$ 328	$ 839

Managed Allocation Fund and Institutional Managed Allocation Fund II

For shareholders receiving Institutional Class shares :

	Retail Fund	TIAA-CREF Fund (Institutional Class)	Pro Forma Combined TIAA-CREF Fund (Institutional Class)
Management Fees	0.00%[1]	0.00%[1]	0.00%[1]
Other Expenses	0. 00%[1]	1.50%[1,2]	0.10%[1,2]
Acquired Fund Fees and Expenses	0.42%[1]	0.33%[1]	0.33%[1]
Total Annual Fund Operating Expenses	0. 42%	1. 83%	0. 43%
Expense Reimbursements	0.00%	1.50%	0.10%
Net Annual Fund Operating Expenses	0.42%	0. 33%	0. 33%

(1)	The Advisor does not and will not receive a management fee for its services to the Managed Allocation Fund and Institutional Managed Allocation Fund II. However, shareholders in these Funds currently bear, and will continue to bear after the Reorganization, indirectly their pro rata share of the fees and expenses incurred by the underlying funds in which these Funds invest , which are listed above under “Acquired Fund Fees and Expenses.”

(2)	The Advisor has contracted to reimburse the Institutional Managed Allocation Fund II for all its direct “Other Expenses” through April 30, 200 8.

	1 year	3 years	5 years	10 years
Retail Fund	$43	$135	$ 235	$ 530
TIAA-CREF Fund (Institutional Class)	$34	$273	$ 700	$ 1,891
Pro Forma Combined TIAA-CREF Fund (Institutional Class)	$34	$117	$ 220	$ 522

Bond Plus Fund and Institutional Bond Plus Fund II

For shareholders receiving Retail Class shares :

	Retail Fund	TIAA-CREF Fund (Retail Class)		Pro Forma Combined TIAA-CREF Fund (Retail Class)
Management Fees	0.30%	0.30%[1]		0.30%[1]
Distribution (12b-1) Fees	N/A	0.25%[2]		0.25%[2]
Other Expenses	0.00%	3.43%		0. 2 1%
Total Annual Fund Operating Expenses	0.30%	3.98%		0. 7 6%
Expense Reimbursements and Waivers	0.00%	3.48	% [3]	0. 2 6%
Net Annual Fund Operating Expenses	0.30%	0. 50%		0. 50%

(1)	This management fee has breakpoints that gradually reduce the fee rates indicated (both current and pro forma) as the Fund’s assets grow. For the full breakpoint schedule , see Exhibit C.

(2)	Retail Class shares are subject to a Distribution (12b-1) Plan. The Distribution Plan provides for a maximum annual reimbursement rate of 0.25% of average daily net assets of the Fund. TPIS has contractually agreed not to seek any reimbursements under the Distribution Plan through April 30, 200 8 , so the table reflects the waiver of this whole amount.

(3)	The Advisor has contractually agreed to certain reimbursements that cap the amount of “Total Annual Fund Operating Expenses” the TIAA-CREF Funds would pay through at least April 30, 200 8 . Please see Exhibit C for more information on the levels of these reimbursements.

	1 year	3 years	5 years	10 years
Retail Fund	$31	$97	$169	$381
TIAA-CREF Fund (Retail Class)	$51	$541	$1,429	$3,727
Pro Forma Combined TIAA-CREF Fund (Retail Class)	$51	$1 89	$370	$892

Bond Plus Fund and Institutional Bond Plus Fund II

For shareholders receiving Institutional Class shares :

	Retail Fund	TIAA-CREF Fund (Institutional Class)		Pro Forma Combined TIAA-CREF Fund (Institutional Class)
Management Fees	0.30%	0.30%[1]		0.30%[1]
Other Expenses	0.00%	0. 32%		0. 05%
Total Annual Fund Operating Expenses	0.30%	0. 62%		0. 3 5%
Expense Reimbursements	0.00%	0. 27	% [2]	0. 0 0	% [2]
Net Annual Fund Operating Expenses	0.30%	0.35%		0.35%

(1)	This management fee has breakpoints that gradually reduce the fee rates indicated (both current and pro forma) as the Fund’s assets grow. For the full breakpoint schedule, see Exhibit C.

(2)	The Advisor has contractually agreed to certain reimbursements that cap the amount of “Other Expenses” the TIAA-CREF Funds would pay through at least April 30, 200 8. Please see Exhibit C for more information on the levels of these reimbursements.

	1 year	3 years	5 years	10 years
Retail Fund	$31	$97	$169	$381
TIAA-CREF Fund (Institutional Class)	$36	$1 43	$291	$721
Pro Forma Combined TIAA-CREF Fund (Institutional Class)	$36	$11 3	$197	$443

Short-Term Bond Fund and Institutional Short-Term Bond Fund II

For shareholders receiving Retail Class shares :

	Retail Fund	TIAA-CREF Fund (Retail Class)		Pro Forma Combined TIAA-CREF Fund (Retail Class)
Management Fees	0.30%	0.25%[1]		0.25%[1]
Distribution (12b-1) Fees	N/A	0.25%[2]		0.25%[2]
Other Expenses	0.00%	2.63%		0. 2 3%
Total Annual Fund Operating Expenses	0.30%	3.13%		0. 7 3%
Expense Reimbursements and Waivers	0.00%	2.68	% [3]	0. 2 5	% [3]
Net Annual Fund Operating Expenses	0.30%	0.45%		0.4 8%[4]

(1)	This management fee has breakpoints that gradually reduce the fee rates indicated (both current and pro forma) as the Fund’s assets grow. For the full breakpoint schedule , see Exhibit C.

(2)	Retail Class shares are subject to a Distribution (12b-1) Plan. The Distribution Plan provides for a maximum annual reimbursement rate of 0.25% of average daily net assets of the Fund. TPIS has contractually agreed not to seek any reimbursements under the Distribution Plan through April 30, 200 8 , so the table reflects the waiver of this whole amount.

(3)	The Advisor has contractually agreed to certain reimbursements that cap the amount of “Total Annual Fund Operating Expenses” the TIAA-CREF Funds would pay through at least April 30, 200 8 . Please see Exhibit C for more information on the levels of these reimbursements.

(4)	The Advisor has voluntarily agreed to reimburse the Fund an additional 0.04% of its “Total Annual Fund Operating Expenses” so the Fund’s actual “Net Annual Fund Operating Expenses” are 0.44% of average daily net assets. This voluntary reimbursement may be discontinued at anytime.

	1 year	3 years	5 years	10 years
Retail Fund	$31	$97	$169	$381
TIAA-CREF Fund (Retail Class)	$46	$439	$1,150	$3,045
Pro Forma Combined TIAA-CREF Fund (Retail Class)	$4 9	$1 82	$3 55	$85 8

Short-Term Bond Fund and Institutional Short-Term Bond Fund II

For shareholders receiving Institutional Class shares :

	Retail Fund	TIAA-CREF Fund (Institutional Class)		Pro Forma Combined TIAA-CREF Fund (Institutional Class)
Management Fees	0.30%	0.25%[1]		0.25%[1]
Other Expenses	0.00%	0. 30%		0. 09%
Total Annual Fund Operating Expenses	0.30%	0. 55%		0. 3 4%
Expense Reimbursements	0.00%	0. 25	% [2]	0.0 4	% [2]
Net Annual Fund Operating Expenses	0.30%	0.30%		0.30%

(1)	This management fee has breakpoints that gradually reduce the fee rates indicated (both current and pro forma) as the Fund’s assets grow. For the full breakpoint schedule, see Exhibit C.

(2)	The Advisor has contractually agreed to certain reimbursements that cap the amount of “Other Expenses” the TIAA-CREF Funds would pay through at least April 30, 200 8. Please see Exhibit C for more information on the levels of these reimbursements.

	1 year	3 years	5 years	10 years
Retail Fund	$31	$97	$169	$381
TIAA-CREF Fund (Institutional Class)	$31	$1 24	$256	$640
Pro Forma Combined TIAA-CREF Fund (Institutional Class)	$31	$10 1	$183	$423

High-Yield Bond Fund and Institutional High-Yield Fund II

For shareholders receiving Retail Class shares :

	Retail Fund	TIAA-CREF Fund (Retail Class)		Pro Forma Combined TIAA-CREF Fund (Retail Class)
Management Fees	0.34%	0.35%[1]		0.35%[1]
Distribution (12b-1) Fees	N/A	0.25%[2]		0.25%[2]
Other Expenses	0.00%	3. 21%		0. 16%
Total Annual Fund Operating Expenses	0.34%	3. 81%		0. 76%
Expense Reimbursements and Waivers	0.00%	3. 26	% [3]	0.2 5	% [3]
Net Annual Fund Operating Expenses	0.34%	0. 55%		0. 51	% [4]

(1)	This management fee has breakpoints that gradually reduce the fee rates indicated (both current and pro forma) as the Fund’s assets grow. For the full breakpoint schedule , see Exhibit C.

(2)	Retail Class shares are subject to a Distribution (12b-1) Plan. The Distribution Plan provides for a maximum annual reimbursement rate of 0.25% of average daily net assets of the Fund. TPIS has contractually agreed not to seek any reimbursements under the Distribution Plan through April 30, 200 8 , so the table reflects the waiver of this whole amount.

(3)	The Advisor has contractually agreed to certain reimbursements that cap the amount of “Total Annual Fund Operating Expenses” the TIAA-CREF Funds would pay through at least April 30, 200 8 . Please see Exhibit C for more information on the levels of these reimbursements.

(4)	The Advisor has voluntarily agreed to reimburse the Fund an additional 0.02% of its “Total Annual Fund Operating Expenses,” so the Fund’s actual “Net Annual Fund Operating Expen ses” are 0.49% of average daily net assets. This voluntary reimbursement may be discontinued at any time.

	1 year	3 years	5 years	10 years
Retail Fund	$35	$109	$191	$431
TIAA-CREF Fund (Retail Class)	$56	$533	$1,384	$3,603
Pro Forma Combined TIAA-CREF Fund (Retail Class)	$5 2	$1 91	$3 72	$ 89 4

High-Yield Bond Fund and Institutional High-Yield Fund II

For shareholders receiving Institutional Class shares :

	Retail Fund	TIAA-CREF Fund (Institutional Class)		Pro Forma Combined TIAA-CREF Fund (Institutional Class)
Management Fees	0.34%	0.35%[1]		0.35%[1]
Other Expenses	0.00%	0. 32%		0. 07%
Total Annual Fund Operating Expenses	0.34%	0. 67%		0.4 2%
Expense Reimbursements	0.00%	0. 27	% [2]	0.0 2	% [2]
Net Annual Fund Operating Expenses	0.34%	0.40%		0.40%

(1)	This management fee has breakpoints that gradually reduce the fee rates indicated (both current and pro forma) as the Fund’s assets grow. For the full breakpoint schedule, see Exhibit C.

(2)	The Advisor has contractually agreed to certain reimbursements that cap the amount of “Other Expenses” the TIAA-CREF Funds would pay through at least April 30, 200 8. Please see Exhibit C for more information on the levels of these reimbursements.

	1 year	3 years	5 years	10 years
Retail Fund	$35	$109	$191	$431
TIAA-CREF Fund (Institutional Class)	$41	$1 59	$318	$782
Pro Forma Combined TIAA-CREF Fund (Institutional Class)	$41	$1 3 1	$231	$526

Tax-Exempt Bond Fund and Institutional Tax-Exempt Bond Fund II

For shareholders receiving Retail Class shares :

	Retail Fund	TIAA-CREF Fund (Retail Class)		Pro Forma Combined TIAA-CREF Fund (Retail Class)
Management Fees	0.30%	0.30%[1]		0.30%[1]
Distribution (12b-1) Fees	N/A	0.25%[2]		0.25%[2]
Other Expenses	0.00%	2.63%		0. 1 5%
Total Annual Fund Operating Expenses	0.30%	3.18%		0. 7 0%
Expense Reimbursements and Waivers	0.00%	2.68	% [3]	0.2 5	% [3]
Net Annual Fund Operating Expenses	0.30%	0. 5 0%		0. 45	% [4]

(1)	This management fee has breakpoints that gradually reduce the fee rates indicated (both current and pro forma) as the Fund’s assets grow. For the full breakpoint schedule , see Exhibit C.

(2)	Retail Class shares are subject to a Distribution (12b-1) Plan. The Distribution Plan provides for a maximum annual reimbursement rate of 0.25% of average daily net assets of the Fund. TPIS has contractually agreed not to seek any reimbursements under the Distribution Plan through April 30, 200 8 , so the table reflects the waiver of this whole amount.

(3)	The Advisor has contractually agreed to certain reimbursements that cap the amount of “Total Annual Fund Operating Expenses” the TIAA-CREF Funds would pay through at least April 30, 200 8 . Please see Exhibit C for more information on the levels of these reimbursements.

(4)	The Advisor has voluntarily agreed to reimburse the Fund an additional 0.04% of its “Total Annual Fund Operating Expenses,” so the Fund’s actual “Net Annual Fund Operating Expenses” are 0.41% of average daily net assets. This voluntary reimbursement may be discontinued at any time.

	1 year	3 years	5 years	10 years
Retail Fund	$31	$97	$169	$381
TIAA-CREF Fund (Retail Class)	$5 1	$455	$1,175	$3,09 3
Pro Forma Combined TIAA-CREF Fund (Retail Class)	$4 6	$1 72	$33 9	$8 22

Tax-Exempt Bond Fund and Institutional Tax-Exempt Bond Fund II

For shareholders receiving Institutional Class shares :

	Retail Fund	TIAA-CREF Fund (Institutional Class)		Pro Forma Combined TIAA-CREF Fund (Institutional Class)
Management Fees	0.30%	0.30%[1]		0.30%[1]
Other Expenses	0.00%	0. 33%		0. 09%
Total Annual Fund Operating Expenses	0.30%	0. 63%		0. 39%
Expense Reimbursements	0.00%	0. 28	% [2]	0. 0 4	% [2]
Net Annual Fund Operating Expenses	0.30%	0.35%		0.35%

(1)	This management fee has breakpoints that gradually reduce the fee rates indicated (both current and pro forma) as the Fund’s assets grow. For the full breakpoint schedule, see Exhibit C.

(2)	The Advisor has contractually agreed to certain reimbursements that cap the amount of “Other Expenses” the TIAA-CREF Funds would pay through at least April 30, 200 8. Please see Exhibit C for more information on the levels of these reimbursements.

	1 year	3 years	5 years	10 years
Retail Fund	$31	$97	$169	$381
TIAA-CREF Fund (Institutional Class)	$36	$14 4	$294	$732
Pro Forma Combined TIAA-CREF Fund (Institutional Class)	$36	$1 17	$211	$485

Money Market Fund and Institutional Money Market Fund

For shareholders receiving Retail Class shares :

	Retail Fund	TIAA-CREF Fund (Retail Class)		Pro Forma Combined TIAA-CREF Fund (Retail Class)
Management Fees	0.29%	0.10%		0.10%
Distribution (12b-1) Fees	N/A	0.25%[1]		0.25%[1]
Other Expenses	0.00%	0. 11%		0. 16%
Total Annual Fund Operating Expenses	0.29%	0. 46%		0. 51%
Expense Reimbursements and Waivers	0.00%	0. 25	% [2]	0.25	% [2]
Net Annual Fund Operating Expenses	0.29%	0. 21%		0. 26%

(1)	Retail Class shares are subject to a Distribution (12b-1) Plan. The Distribution Plan provides for a maximum annual reimbursement rate of 0.25% of average daily net assets of the Fund. TPIS has contractually agreed not to seek any reimbursements under the Distribution Plan through April 30, 200 8 , so the table reflects the waiver of this whole amount.

(2)	The Advisor has contractually agreed to certain reimbursements that cap the amount of “Total Annual Fund Operating Expenses” the TIAA-CREF Funds would pay through at least April 30, 200 8 . Please see Exhibit C for more information on the levels of these reimbursements.

	1 year	3 years	5 years	10 years
Retail Fund	$30	$93	$163	$368
TIAA-CREF Fund (Retail Class)	$22	$96	$206	$529
Pro Forma Combined TIAA-CREF Fund (Retail Class)	$27	$112	$234	$591

Money Market Fund and Institutional Money Market Fund

For shareholders receiving Institutional Class shares :

	Retail Fund	TIAA-CREF Fund (Institutional Class)		Pro Forma Combined TIAA-CREF Fund (Institutional Class)
Management Fees	0.29%	0.10%		0.10%
Other Expenses	0.00%	0.05%		0. 0 2%
Total Annual Fund Operating Expenses	0.29%	0.15%		0. 1 2%
Expense Reimbursements	0.00%	0.00	% [1]	0.00	% [1]
Net Annual Fund Operating Expenses	0.29%	0.15%		0. 1 2%

(1)	The Advisor has contractually agreed to certain reimbursements that cap the amount of “Other Expenses” the TIAA-CREF Funds would pay through at least April 30, 200 8. Please see Exhibit C for more information on the levels of these reimbursements.

	1 year	3 years	5 years	10 years
Retail Fund	$30	$93	$163	$368
TIAA-CREF Fund (Institutional Class)	$15	$48	$85	$192
Pro Forma Combined TIAA-CREF Fund (Institutional Class)	$1 2	$39	$68	$1 54

What are the general tax consequences of the Reorganizations?

It is expected that neither the Retail Funds nor their respective shareholders will recognize any gain or loss for federal tax purposes as a result of the Reorganizations since they are expected to qualify as tax-free reorganizations . If a Retail Fund sells securities prior to the C losing D ate, there may be net realized gains or losses to the Retail Fund. Any net realized gains would increase the amount of the distribution made to the shareholders of the Retail Fund prior to the C losing D ate . See “Information About the Reorganizations — What are the tax consequences of the Reorganizations?” on page 6 5. In addition, for more information on the TIAA-CREF Funds’ treatment of taxes, see Appendix I .

How do the investment objectives and principal strategies of the Retail and TIAA-CREF Funds compare?

Each Retail Fund and its corresponding TIAA-CREF Fund have substantially similar investment objectives and principal investment strategies, as described below. These investment objectives and principal investment strategies are not fundamental (except where specifically noted), which means that they may be changed by the Funds’ respective Board of Trustees at any time without shareholder approval.

International Equity Fund and Institutional International Equity Fund

The International Equity Fund and the Institutional International Equity Fund have very similar investment objectives and principal investment strategies. Their common investment objective is favorable long-term total return, mainly through capital appreciation, and they both pursue this objective by investing in a broadly diversified portfolio that consists primarily of equity securities of foreign issuers. The Institutional International Equity Fund normally invests at least 80% of its assets in equity securities of foreign issuers and has a policy of investing in at least three countries other than the United States, while International Equity Fund has a very similar policy of investing at least 80% of its assets in equity securities of companies located in at least three countries other than the United States. Each may invest in emerging market securities or hold a significant amount of stocks of smaller, lesser-known companies. Furthermore, each has the same benchmark index, the Morgan Stanley Capital International EAFE® (Europe, Australasia, Far East) Index (the “MSCI EAFE® Index”). Additionally, each Fund may occasionally invest a portion of its assets through quantitative techniques to maintain similar overall financial characteristics to its benchmark index and to control risk.

Growth Equity Fund and Institutional Large-Cap Growth Fund

The Growth Equity Fund and the Institutional Large-Cap Growth Fund share a very similar investment objective of seeking favorable long-term return, mainly through capital appreciation, primarily from equity securities. Normally, each Fund invests at least 80% of its assets in equity securities that the managers believe present the opportunity for growth. With respect to the Large-Cap Growth Fund’s 80% policy, such investments must be considered to be “large-cap” securities (generally securities included in the Russell 1000® Index). However, this is not a substantive difference from the Growth Equity Fund , since the Growth Equity Fund also predominantly invests in “large-cap” securities. Generally, these equity securities will be those of large capitalized companies in new and emerging areas of the economy, and companies with distinctive products or promising markets. With respect to each Fund, the active managers look for companies that they believe have the potential for strong earnings or sales growth, or that appear to be mispriced based on current earnings, assets or growth prospects. Each Fund can invest in companies expected to benefit from prospective acquisitions, reorganizations, corporate restructurings or other special situations. Foreign investments can be up to 20% of each Fund’s portfolio. The benchmark index for each Fund is the Russell 1000® Growth Index (Russell 1000® is a trademark and a service mark of the Frank Russell Company). Additionally, each Fund may occasionally invest a portion of its assets through quantitative techniques to maintain similar overall financial characteristics to its benchmark index and to control risk.

Growth & Income Fund and Institutional Growth & Income Fund

The Growth & Income Fund and the Institutional Growth & Income Fund share a very similar investment objective of seeking a favorable long-term return through capital appreciation and investment income. Each Fund normally invests at least 80% of its assets in: (1) income-producing equity securities, or (2) other securities defined by its benchmark index, the Standard & Poor’s 500 Index (“S&P 500® Index”). Each Fund looks primarily for stocks of larger, well-established, mature growth companies that are believed to be attractively priced, show the potential to grow faster than the rest of the market, and offer a growing stream of dividend income. Each Fund may also invest in a few rapidly growing smaller companies and may have up to 20% of assets in foreign securities. Additionally, each Fund may occasionally invest a portion of its assets through quantitative techniques to maintain similar overall financial characteristics to its benchmark index and to control risk.

Equity Index Fund and Institutional Equity Index Fund

The Equity Index Fund and the Institutional Equity Index Fund share similar investment objectives. The Equity Index Fund seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by the Russell 3000® Index, a broad stock market index. The Institutional Equity Index Fund seeks a favorable long-term rate of return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on the Russell 3000® Index. Each Fund is designed to track U.S. equity markets as a whole and invests substantially all of its net assets in stocks in the Russell 3000® Index. Each Fund uses indexing, a strategy that seeks a favorable long-term total return from a diversified portfolio of equity securities selected to track its benchmark index. As part of its indexing strategy, each Fund uses a sampling approach to create a portfolio that closely matches the overall investment characteristics (for example, market capitalization and industry weightings of securities) of its index without investing in all of the stocks in the index.

Social Choice Equity Fund and Institutional Social Choice Equity Fund

The Social Choice Equity Fund and the Institutional Social Choice Equity Fund share identical investment objectives and principal investment strategies. Each Fund seeks a favorable long-term rate of return that tracks the investment performance of the U.S. stock market while giving special consideration to certain social criteria. Each Fund attempts to track the return of the U.S. stock market as represented by the Russell 3000® Index, while investing only in companies whose activities are consistent with the Fund’s social criteria. Each Fund does this by investing in companies included in the KLD Research & Analytics, Inc.’s (“KLD”) Broad Market Social IndexSM (the “KLD BMS Index”), which is a subset of companies in the Russell 3000® Index screened to eliminate companies that do not meet certain “social” criteria.

Managed Allocation Fund and Institutional Managed Allocation Fund II

The Managed Allocation Fund and Institutional Managed Allocation Fund II share identical investment objectives and substantially similar principal investment strategies. Each Fund seeks a return that reflects the broad investment performance of the financial markets through capital appreciation and investment income. Each Fund is a “fund of funds,” which means that its portfolio primarily consists of investments in other mutual funds (“underlying funds”). The Managed Allocation Fund may invest in shares of underlying funds such as: (1) TIAA-CREF Mutual Funds’ other investment funds; (2) Retail Class shares of the TIAA-CREF Funds, which are affiliated funds of the Retail Funds; and (3) other mutual funds that may be selected by the Board of Trustees from time to time. The Institutional Managed Allocation Fund II invests in these same underlying funds, except that it generally invests in the Institutional Class shares of the other TIAA-CREF Funds and also may invest in other types of permissible investment products or pools as selected by the Board from time to time. Generally, each Fund seeks to meet its objective by investing: (1) approximately 55% of its net assets in mutual funds that invest primarily in equity securities (“equity funds”); (2) up to 5% of its net assets in mutual funds that invest primarily in real estate securities (“real estate funds”); and (3) approximately 40% of its net assets in mutual funds that invest primarily in fixed-income securities (“fixed-income funds”). When the managers believe that changes in financial and economic conditions affect the relative attractiveness of the markets in which the equity and fixed-income funds are invested, they may adjust a Fund’s percentage holdings of these underlying funds up or down by up to 5% .

Bond Plus Fund and Institutional Bond Plus Fund II

The Bond Plus Fund and the Institutional Bond Plus Fund II share identical investment objectives and principal investment strategies. Each Fund seeks a favorable long-term return, primarily through high current income consistent with preserving capital. The portfolio of each Fund is divided into two segments. The first segment, which makes up at least 75% of the Fund, is invested primarily in a broad range of the debt securities in the Lehman Brothers U.S. Aggregate Index. The majority of this segment is invested in U.S. Treasury and agency securities, corporate bonds, and mortgage-backed and asset-backed securities. Each Fund is managed to track the duration of the Lehman Index. Each Fund holds mainly investment-grade securities rated in the top four credit categories by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“Standard & Poor’s”). Each Fund overweights or underweights individual securities or sectors as compared to their weight in the Lehman Index depending on where we find undervalued or overlooked issues that we believe offer the potential for superior returns. Each Fund’s second segment seeks enhanced returns through investments in illiquid securities (such as private placements) or non-investment-grade securities, but investments in illiquid securities will not be more than 15% of the Fund’s net assets.

Short-Term Bond Fund and Institutional Short-Term Bond Fund

The Short-Term Bond Fund and the Institutional Short-Term Bond Fund share an identical investment objective of seeking high current income consistent with preservation of capital. The Funds also share identical principal investment strategies. Each Fund invests primarily in a broad range of investment-grade debt securities that make up the Lehman Brothers Mutual Fund Short (1-5 year) Government/Credit Index. These are primarily U.S. Treasury and agency securities and corporate bonds with 1 - 5 year maturities. Each Fund can also hold domestic and foreign corporate bonds, debentures, notes, mortgage-backed securities, asset-backed securities, convertible securities and preferred stocks. Each Fund is managed to track the duration of the Lehman Index. Each Fund has a policy of maintaining a dollar-weighted average maturity of portfolio holdings of no more than three years. Each Fund may overweight or underweight individual securities or sectors as compared to their weight in the Lehman Index, or hold securities not in the index, depending on where we find undervalued or overlooked issues that we believe offer the potential for superior returns.

High-Yield Bond Fund and Institutional High-Yield Fund II

The High-Yield Bond Fund and the Institutional High-Yield Fund II share identical investment objectives and principal investment strategies. Each Fund seeks high current income and, when consistent with its primary objective, capital appreciation. Each Fund invests primarily in lower-rated, higher-yielding fixed-income securities, such as domestic and foreign corporate bonds, debentures, loans and notes, as well as convertible securities and preferred stocks. Under normal market conditions, each Fund invests at least 80% of its assets in bonds, including debt and other fixed-income securities, rated lower than investment grade (and their unrated equivalents) — often called “junk bonds.” Most of these investments will be rated in the BB or B categories by Standard & Poor’s or in the Ba or B categories by Moody’s. Each Fund may invest up to 20% of its assets in the following other types of instruments: payment-in-kind or deferred interest obligations, defaulted securities, asset-backed securities, securities rated below B- and illiquid securities. Each Fund can also hold U.S. Treasury and a gency securities whenever suitable corporate securities are not available or we want to increase the F und’s liquidity. Up to 20% of a Fund’s assets can be invested in securities of foreign issuers. Investments in illiquid securities will never be more than 15% of either F und’s assets. The securities each Fund owns will usually have maturities of ten years or less.

Tax-Exempt Bond Fund and Institutional Tax-Exempt Bond Fund II

The Tax-Exempt Bond Fund and the Institutional Tax-Exempt Bond Fund II share identical investment objectives and principal investment strategies. Each Fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital. Each Fund invests primarily in investment-grade municipal securities, the interest on which is exempt from regular federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes). Under normal market conditions, each Fund has a fundamental policy to invest at least 80% of its assets in tax-exempt bonds. Each Fund can invest up to 20% of its assets in private activity bonds. Each Fund invests in intermediate- and long-term securities with remaining maturities at the time of purchase from approximately 8 to 12 years. Each Fund seeks to maintain the average duration of its benchmark, the Lehman Brothers 10-Year Municipal Bond Index, which is approximately 7 years. Each Fund may invest up to 20% of its assets in non-investment-grade securities such as “junk bonds” or in non-rated securities.

Money Market Fund and Institutional Money Market Fund

The Money Market Fund and the Institutional Money Market Fund share very similar investment objectives and principal investment strategies. Each Fund seeks high current income consistent with maintaining liquidity and preserving capital, by investing primarily in high-quality short-term money market instruments. Each Fund limits its investments to securities that present minimal credit risk and are rated in the highest rating categories for short-term instruments. Each Fund only purchases money market instruments that at the time of purchase are “First Tier Securities” — that is, instruments rated within the highest category by at least two nationally recognized statistical rating organizations (“NRSROs”), or rated within the highest category by one NRSRO if it is the only NRSRO to have issued a rating for the security, or unrated securities of comparable quality. Each Fund can also invest up to 30% of its assets in money market and debt instruments of foreign issuers denominated in U.S. dollars. An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Fund.

Who will manage the TIAA-CREF Funds after the Reorganizations?

The Retail and TIAA-CREF Funds each are managed by a team of portfolio managers, who are jointly responsible for the day-to-day management of the Fund, and who have expertise in the area(s) applicable to the Fund’s investments. Each Retail Fund and its counterpart TIAA-CREF Fund are managed by the same team of portfolio managers. A list of the current members of the management teams primarily responsible for managing each Fund’s investments, along with their relevant experience, is found in Exhibit B.

How do the investment restrictions of the Retail and TIAA-CREF Funds compare?

This section briefly compares and contrasts the investment restrictions of each Retail Fund with those of its corresponding TIAA-CREF Fund. In general, the Retail and TIAA-CREF Funds’ investment restrictions are substantially similar, with some minor differences that are outlined below. More complete information may be found in the respective SAIs for the Retail and TIAA-CREF Funds.

Issuance of Senior Securities.  The Retail Funds may not issue senior securities except as SEC regulations permit. The TIAA-CREF Funds may not issue senior securities except as permitted by law.

Borrowings.  The Retail and TIAA-CREF Funds may not borrow money, except (1) the Retail and TIAA-CREF Funds may purchase securities on margin, as described below, and (2) from banks (only in amounts not in excess of 33-1/3% of the market value of the F und’s assets at the time of borrowing). The Retail and TIAA-CREF Funds may also borrow from other sources for temporary purposes, except that (1) each of the Retail Funds is restricted with respect to such borrowings to amounts not exceeding 5% of the Retail Fund’s total assets taken at market value at the time of borrowing), and (2) each of the TIAA-CREF Funds is restricted with respect to such borrowings to amounts not exceeding 5%, or such greater amount as may be permitted by law, of the TIAA-CREF Fund’s total assets taken at market value at the time of borrowing.

Securities Underwritings.  Both the Retail and TIAA-CREF Funds may not underwrite the securities of other companies, except to the extent that they may be deemed an underwriter in connection with the disposition of securities from their portfolios.

Real Estate or Mortgages.  Both the Retail and TIAA-CREF Funds may not purchase real estate or mortgages directly.

Commodities.  Both the Retail and TIAA-CREF Funds may not purchase commodities or commodities contracts, except to the extent futures are purchased.

Purchases of Securities on Margin.  Both the Retail and TIAA-CREF Funds may not purchase securities on margin except that they may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

Loans.  The Equity Index Fund, the Social Choice Equity Fund, the Short-Term Bond Fund, the High-Yield Bond Fund, the Tax-Exempt Bond Fund and each of the TIAA-CREF Funds will not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, except that this limit does not apply to repurchase agreements. The International Equity Fund, Growth Equity Fund, Growth & Income Fund, Managed Allocation Fund, Bond Plus Fund and Money Market Fund will not make loans, except: (1) that a Fund may make loans of portfolio securities not exceeding 33-1/3% of the value of its total assets, which are collateralized by either cash, U.S. Government securities, or other means permitted by applicable law, equal to at least 100% of the market value of the loaned securities, as reviewed daily; (2) loans through entry into repurchase agreements; (3) privately-placed debt securities may be purchased; and (4) participation interests in loans, and similar investments, may be purchased.

Concentration in Issuers (Diversification).  Each of the Retail and TIAA-CREF Funds will not, with respect to at least 75% of the value of its total assets, invest more than 5% of its total assets in the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or hold more than 10% of the outstanding voting securities of any one issuer.

Concentration in Industries.  Each of the Retail Funds, with the exception of the Managed Allocation Fund and the Money Market Fund, and each of the TIAA-CREF Funds, with the exception of the Institutional Managed Allocation Fund II, may not invest in an industry if after giving effect to that investment, the Fund’s holding in that industry would exceed 25% of its total assets. The Managed Allocation Fund and the Institutional Managed Allocation Fund II each may invest up to 100% of its assets in securities issued by mutual funds and other investment companies. The Money Market Fund may invest more than 25% of its assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and will not otherwise invest in an industry if after giving effect to that investment, its holdings in that industry would exceed 25% of its total assets.

Temporary Waiver of Investment Restrictions.  The issuer and industry concentration investment restrictions of the Retail Funds, which prohibit them from acquiring more than a stated percentage of ownership of another issuer or industry, might be construed as restricting their ability to carry out the Reorganizations. By approving the Plan, Retail Fund shareholders will be agreeing to waive, only for the purpose of the Reorganizations, those fundamental investment restrictions that could prohibit or otherwise impede these transactions.

Securities of Registered Investment Companies.  The Managed Allocation Fund may not invest in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the TIAA-CREF family of funds, government securities or short-term securities. The Institutional Managed Allocation Fund II is subject to a similar, yet broader , limitation, in that it may only invest in registered investment companies or other permissible investment products or pools approved by the Board, government securities or short-term securities.

Tax-Exempt Securities.  Under normal market conditions, the Tax-Exempt Bond Fund and the Institutional Tax-Exempt Bond Fund II each invests at least 80% of its assets in tax-exempt bonds, a type of municipal security, the interest on which is exempt from federal income tax, including federal alternative minimum tax. The Tax-Exempt Bond Fund and the Institutional Tax-Exempt Bond Fund II each may invest more than 25% of its assets in tax-exempt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or by a state or local government or political subdivision of any of the foregoing. Each of the Funds may not otherwise invest in an industry if after giving effect to that investment the Fund’s holding in that industry would exceed 25% of its total assets.

How have the Retail and TIAA-CREF Funds performed?

The bar charts and performance tables below help illustrate some of the risks of investing in the Retail and TIAA-CREF Funds, and how investment performance varies. Performance information for Retail Class and Institutional Class shares of the Institutional Large-Cap Growth Fund, Institutional Managed Allocation Fund II, Institutional Bond Plus Fund II, Institutional Short-Term Bond Fund II, Institutional High-Yield Fund II and Institutional Tax-Exempt Bond Fund II, as well as performance information for Retail Class shares of the Institutional International Equity Fund, Institutional Growth & Income Fund, Institutional Equity Index Fund, Institutional Social Choice Equity Fund and Institutional Money Market Fund, is not presented because these shares have not yet been offered for a full calendar year . However, for those time periods where both a corresponding Retail Fund and TIAA-CREF Fund were in existence, the charts and tables show that their performance has been relatively similar. How the Retail and TIAA-CREF Funds have performed (before and after taxes) in the past is not necessarily an indication of how they will perform in the future.

Bar Charts.  The bar charts show the performance of the Retail Funds and, if available, the performance of the Institutional Class shares of each counterpart TIAA-CREF Fund, before taxes, in each full calendar year since inception of the Fund. Below each chart we note the Fund’s best and worst calendar quarter returns . Please note that how the Funds have performed in the past is not necessarily an indication of how they will perform in the future.

International Equity Funds

Retail Fund: International Equity Fund

Best quarter: 36.65%, for the quarter ended December 31, 1999.
Worst quarter: –20.18%, for the quarter ended September 30, 2002.

TIAA-CREF Fund: International Equity Fund

Best quarter: 18.20%, for the quarter ended June 30, 2003 .
Worst quarter: –19.39%, for the quarter ended September 30, 2002.

Growth Equity Fund/Institutional Large-Cap Growth Fund

Retail Fund: Growth Equity Fund

Best quarter: 28.36%, for the quarter ended December 31, 1998.
Worst quarter: –22.69%, for the quarter ended March 31, 2001.

TIAA-CREF Fund: Large-Cap Growth Fund

No comparative performance since not in existence for at least one calendar year.

Growth & Income Funds

Retail Fund: Growth & Income Fund

Best quarter: 22.99%, for the quarter ended December 31, 1998.
Worst quarter: –16.54%, for the quarter ended September 30, 2002.

TIAA-CREF Fund: Growth & Income Fund

Best quarter: 14.35%, for the quarter ended June 30, 2003 .
Worst quarter: –16.46%, for the quarter ended September 30, 2002.

Equity Index Funds

Retail Fund: Equity Index Fund

Best quarter: 16.06%, for the quarter ended June 30, 2003.
Worst quarter: –17.00%, for the quarter ended September 30, 2002.

TIAA-CREF Fund: Equity Index Fund

Best quarter: 16.22%, for the quarter ended June 30, 2003.
Worst quarter: –17.24%, for the quarter ended September 30, 2002.

Social Choice Equity Funds

Retail Fund: Social Choice Equity Fund

Best quarter: 16.43%, for the quarter ended June 30, 2003.
Worst quarter: –16.41%, for the quarter ended September 30, 2002.

TIAA-CREF Fund: Social Choice Equity Fund

Best quarter: 16.24%, for the quarter ended June 30, 2003.
Worst quarter: –16.32%, for the quarter ended September 30, 2002.

Managed Allocation Funds

Retail Fund: Managed Allocation Fund

Best quarter: 14.01%, for the quarter ended December 31, 1998.
Worst quarter: –9.43%, for the quarter ended March 31, 2001.

TIAA-CREF Fund: Managed Allocation Fund II

No comparative performance since not in existence for at least one calendar year.

Bond Plus Funds

Retail Fund: Bond Plus Fund

Best quarter: 5.11%, for the quarter ended September 30, 2002.
Worst quarter: –2.42%, for the quarter ended June 30, 2004.

TIAA-CREF Fund: Bond Plus Fund II

No comparative performance since not in existence for at least one calendar year.

Short-Term Bond Funds

Retail Fund: Short-Term Bond Fund

Best quarter: 4.10% , for the quarter ended September 30, 2001.
Worst quarter: –1.71%, for the quarter ended June 30, 2004.

TIAA-CREF Fund: Short-Term Bond Fund II

No comparative performance since not in existence for at least one calendar year.

High-Yield Bond Funds

Retail Fund: High-Yield Bond Fund

Best quarter: 8.35%, for the quarter ended June 30, 2003.
Worst quarter: –5.57%, for the quarter ended June 30, 2002.

TIAA-CREF Fund: High-Yield Fund II

No comparative performance since not in existence for at least one calendar year.

Tax-Exempt Bond Funds

Retail Fund: Tax-Exempt Bond Fund

Best quarter: 5.29%, for the quarter ended September 30, 2002.
Worst quarter: –2.41%, for the quarter ended June 30, 2004.

TIAA-CREF Fund: Tax-Exempt Bond Fund II

No comparative performance since not in existence for at least one calendar year.

Money Market Funds

Retail Fund: Money Market Fund

Best quarter: 1.63%, for the quarter ended December 31, 2000.
Worst quarter: 0.20%, for the quarter ended March 31, 2004.

TIAA-CREF Fund: Money Market Fund

Best quarter: 1.65%, for the quarter ended December 31, 2000.
Worst quarter: 0.25%, for the quarter ended September 30, 2003.

Performance Tables.  The performance tables following the charts show the average annual returns (before and after taxes) for the Retail Funds and, if available, Institutional Class shares of the TIAA-CREF Funds over the 200 6 calendar year, for the five-year period from 200 2 to 200 6 for those Funds (or classes thereof) with five years of performance returns, and since inception and how those returns compare to those of broad-based securities market indices. No performance is presented for Funds and/or classes with less than one calendar year of performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (“IRAs”). In addition, the benchmark indices reflect no deductions for fees, expenses or taxes.

	One Year (January 1, 200 6 to December 31, 200 6 )	Five Years (January 1, 200 2 to December 31, 200 6 )	Since Inception to December 31, 200 6
INTERNATIONAL EQUITY FUNDS

Retail Fund
Inception Date: September 2, 1997
Return Before Taxes	29.36%	15.53%	9.14%
Return After Taxes on Distributions	26.85%	14.83%	8.17%
Return After Taxes on Distributions and Sale of Fund Shares	21.03%	13.47%	7.64%
MSCI EAFE® Index	26.34%	15.05%	7.78%

Institutional Class of TIAA-CREF Fund
Inception Date: July 1, 1999
Return Before Taxes	29.22%	15.98%	9.20%
Return After Taxes on Distributions	25.66%	14.43%	7.94%
Return After Taxes on Distributions and Sale of Fund Shares	21.98%	13.49%	7.53%
MSCI EAFE® Index	26.34%	15.05%	6.97%

GROWTH EQUITY FUND

Retail Fund
Inception Date: September 2, 1997
Return Before Taxes	5.42%	1.06%	2.55%
Return After Taxes on Distributions	5.33%	0.93%	2.10%
Return After Taxes on Distributions and Sale of Fund Shares	3.65%	0.86%	2.09%
Russell 1000® Growth Index	9.07%	2.69%	3.56%

	One Year (January 1, 200 6 to December 31, 200 6 )	Five Years (January 1, 200 2 to December 31, 200 6 )	Since Inception to December 31, 200 6
GROWTH & INCOME FUNDS

Retail Fund
Inception Date: September 2, 1997
Return Before Taxes	16.72%	5.41%	6.74%
Return After Taxes on Distributions	16.47%	5.16%	6.21%
Return After Taxes on Distributions and Sale of Fund Shares	11.16%	4.57%	5.65%
S&P 500® Index	15.97%	6.19%	6.66%

Institutional Class of TIAA-CREF Fund
Inception Date: July 1, 1999
Return Before Taxes	17.15%	5.60%	1.78%
Return After Taxes on Distributions	15.55%	4.66%	0.98%
Return After Taxes on Distributions and Sale of Fund Shares	11.92%	4.57%	1.24%
S&P 500® Index	15.97%	6.19%	2.05%
EQUITY INDEX FUNDS

Retail Fund
Inception Date: April 3, 2000
Return Before Taxes	15.42%	6.94%	1.38%
Return After Taxes on Distributions	14.91%	6.47%	0.96%
Return After Taxes on Distributions and Sale of Fund Shares	10.69%	5.84%	1.00%
Russell 3000® Index	15.72%	7.16%	1.52%

Institutional Class of TIAA-CREF Fund
Inception Date: July 1, 1999
Return Before Taxes	15.61%	7.05%	2.95%
Return After Taxes on Distributions	15.41%	6.41%	2.38%
Return After Taxes on Distributions and Sale of Fund Shares	10.69%	5.94%	2.33%
Russell 3000® Index	15.72%	7.16%	3.10%

	One Year (January 1, 200 6 to December 31, 200 6 )	Five Years (January 1, 200 2 to December 31, 200 6 )	Since Inception to December 31, 200 6
SOCIAL CHOICE EQUITY FUNDS

Retail Fund
Inception Date: April 3, 2000
Return Before Taxes	14.08%	7.07%	1.59%
Return After Taxes on Distributions	13.39%	6.69%	1.22%
Return After Taxes on Distributions and Sale of Fund Shares	10.06%	6.01%	1.21%
Russell 3000® Index	15.72%	7.16%	1.52%

Institutional Class of TIAA-CREF Fund
Inception Date: July 1, 1999
Return Before Taxes	14.40%	7.24%	2.84%
Return After Taxes on Distributions	13.95%	6.89%	2.37%
Return After Taxes on Distributions and Sale of Fund Shares	9.95%	6.15%	2.20%
Russell 3000® Index	15.72%	7.16%	3.10%
MANAGED ALLOCATION FUND

Retail Fund
Inception Date: September 2, 1997
Return Before Taxes	11.94%	7.01%	6.85%
Return After Taxes on Distributions	10.16%	5.66%	5.38%
Return After Taxes on Distributions and Sale of Fund Shares	8.54%	5.30%	5.12%
MSCI EAFE® Index	26.34%	15.05%	7.78%
Russell 3000® Index	15.72%	7.16%	6.99%
Lehman Brothers US Aggregate Index	4.33%	5.06%	6.14%
Composite Index (12% MSCI EAFE® Index, 48% Russell 3000® Index and 40% Lehman Brothers US Aggregate Index)	12.43%	7.68%	7.36%

BOND PLUS FUND

Retail Fund
Inception Date: September 2, 1997
Return Before Taxes	4.34%	5.15%	6.17%
Return After Taxes on Distributions	2.56%	3.24%	3.89%
Return After Taxes on Distributions and Sale of Fund Shares	2.79%	3.29%	3.88%
Lehman Brothers U.S. Aggregate Index	4.33%	5.06%	6.14%

	One Year (January 1, 200 6 to December 31, 200 6 )	Five Years (January 1, 200 2 to December 31, 200 6 )	Since Inception to December 31, 200 6

SHORT-TERM BOND FUND

Retail Fund
Inception Date: April 3, 2000
Return Before Taxes	4.39%	3.75%	5.27%
Return After Taxes on Distributions	2.73%	2.30%	3.48%
Return After Taxes on Distributions and Sale of Fund Shares	2.83%	2.36%	3.43%
Lehman Brothers U.S. Government/Credit (1–5 Year) Index	4.22%	3.77%	5.22%

HIGH-YIELD BOND FUND

Retail Fund
Inception Date: April 3, 2000
Return Before Taxes	9.68%	8.77%	7.69%
Return After Taxes on Distributions	6.80%	5.78%	4.44%
Return After Taxes on Distributions and Sale of Fund Shares	6.19%	5.68%	4.54%
Merrill Lynch BB/B Cash Pay Issuer Constrained Index	9.27%	9.08%	7.57%
TAX-EXEMPT BOND FUND

Retail Fund
Inception Date: April 3, 2000
Return Before Taxes	4.37%	5.48%	5.95%
Return After Taxes on Distributions	4.37%	5.27%	5.70%
Return After Taxes on Distributions and Sale of Fund Shares	4.19%	5.18%	5.59%
Lehman Brothers 10-Year Municipal Bond Index	4.71%	5.46%	5.95%

MONEY MARKET FUNDS

Retail Fund
Inception Date: September 2, 1997
Return Before Taxes	4.89%	2.31%	3.66%
iMoneyNet Money Fund Report AveragesTM — All Taxable	2.66%	1.81%	3.16%

Institutional Class of TIAA-CREF Fund
Inception Date: July 1, 1999
Return Before Taxes	5.05%	2.47%	3.40%
iMoneyNet Money Fund Report AveragesTM — All Taxable	2.66%	1.81%	2.67%

For the most current 7-day yield of the Money Market Fund or the Institutional Money Market Fund, please call us at 800 897-9069.

Are there differences in the oversight and organization of the Retail Funds and TIAA-CREF Funds?

Boards of Trustees.  The members of the Boards of Trustees of the Retail Funds and TIAA-CREF Funds are identical. The Boards have the same Committee structure and generally hold concurrent meetings. Therefore, there is no expectation of a difference in the scope or level of Board oversight between the Retail and TIAA-CREF Funds.

Organization. Both the Retail and TIAA-CREF Funds are organized as Delaware statutory trusts. As Delaware statutory trusts, their operations are governed by their respective Declarations of Trusts.

The Retail Funds currently offer eleven (11) diversified portfolios, each with only one class of shares. Shares of the Retail Funds generally are offered directly to the investing public.

The TIAA-CREF Funds currently offer diversified portfolios that offer up to three classes of shares:

•	Retail Class shares, which are offered directly to the investing public.

•	Institutional Class shares, which are only available for purchase by or through certain intermediaries affiliated with TIAA-CREF, or other persons, such as state-sponsored tuition savings plans, or employer-sponsored employee benefit plans, who have entered into a contract or arrangement to purchase shares of the Funds with a TIAA-CREF intermediary, other affiliates of TIAA-CREF or other persons that the TIAA-CREF Institutional Mutual Funds may approve from time to time. Under certain circumstances, this class may be offered through accounts established by employers, through TIAA-CREF, in connection with certain employee benefit plans, such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, or through custody accounts established by individuals through TIAA-CREF as Individual Retirement Accounts (“IRAs”).

•	Retirement Class shares, which are offered exclusively through accounts established by employees in connection with certain employee benefit plans, or through certain custody accounts established by individuals as IRAs. No Retail Fund shareholder will receive Retirement Class shares as part of a Reorganization.

In addition, the TIAA-CREF Funds offer seven diversified portfolios structured as “funds of funds” known as the Lifecycle Funds, which invest in Institutional Class shares of other TIAA-CREF Funds. The Lifecycle Funds have one class of shares, the Retirement Class , which generally is offered to the same types of investors as noted above for Retirement Class shares of the other portfolios of the TIAA-CREF Funds .

Will any service providers to the Retail or TIAA-CREF Funds change after the Reorganizations?

The Retail and TIAA-CREF Funds currently have the same service providers, each of which is expected to continue in its current role after the Reorganizations. These service providers are noted below:

•	Adviser. The Advisor is the investment adviser to both the Retail and the TIAA-CREF Funds. The Advisor manages the assets of the Funds under the supervision of their respective Board of Trustees pursuant to the terms of the Funds’ investment management agreement. The Advisor is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. The Advisor also manages the investments of TIAA Separate Account VA-1 and the TIAA-CREF Life Funds. Through an affiliated investment advis er, TIAA-CREF Investment Management, LLC (“Investment Management”), the personnel of the Advisor also manage the investment accounts of the College Retirement Equities Fund (“CREF”). As of November 30, 2006, the Advisor and Investment Management together had approximately $ 210 billion of registered investment company assets under management. The Advisor is located at 730 Third Avenue, New York, NY 10017.

•	Distributor. Shares of the Retail and TIAA-CREF Funds are distributed by Teachers Personal Investors Services, Inc. (“ TPIS ”) , 730 Third Avenue, New York, NY 10017-3206. TPIS is a broker-dealer and a member of the National Association of Securities Dealers, Inc. TPIS is a wholly owned subsidiary of TIAA-CREF Enterprises, Inc., which is a wholly owned subsidiary of TIAA.

•	Custodian. JP Morgan Chase Bank, 4 Chase MetroTech Center, Brooklyn, NY 11245, acts as custodian for the Retail and TIAA-CREF Funds.

•	Transfer and Dividend-Paying Agent. Boston Financial Data Services, Inc., 2 Heritage Drive, Quincy, MA 02171, serves as the transfer and dividend-paying agent for the Retail and TIAA-CREF Funds.

•	Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP , 300 Madison Avenue, NY, NY 10017, serves as independent registered public accounting firm for both the Retail and TIAA-CREF Funds and has audited the TIAA-CREF Funds’ financials for their 2005 and 2006 fiscal years and the Retail Funds’ financials for their 2005 fiscal year. For prior fiscal periods, the Retail and TIAA-CREF Funds had a different independent registered public accounting firm, which audited their financials during those prior periods.

How do I purchase, redeem or exchange Retail Class shares of the TIAA-CREF Funds and will it be different for Retail Fund shares?

Shares of the Retail Funds and the Retail Class of the TIAA-CREF Funds generally are purchased, redeemed and exchanged in the same manner. The only substantive difference is that Retail Funds can only be exchanged for other Retail Funds, while Retail Class shares of the TIAA-CREF Funds can be exchanged for Retail Funds or Retail Class shares of other TIAA-CREF Funds. However, in anticipation of the Reorganizations the Retail Funds have been closed to new investors. Please see Appendix I for more information on the TIAA-CREF Funds’ procedures for purchasing, redeeming and exchanging Retail Class shares.

How do I purchase, redeem or exchange Institutional Class shares of the TIAA-CREF Funds?

The following descriptions are for those Retail Fund shareholders who, upon the Reorganizations, would receive Institutional Class shares of the TIAA-CREF Funds.

Purchases of Shares.  In contrast to the Retail Class, the Institutional Class shares of the TIAA-CREF Funds are only available for purchase by or through certain intermediaries affiliated with TIAA-CREF (“TIAA-CREF Intermediaries”), such as TIAA-CREF Trust Company, FSB (the “Trust Company”), or other persons, such as state-sponsored tuition savings plans, or employer-sponsored employee benefit plans, who have entered into a contract or arrangement with a TIAA-CREF Intermediary that enables them to purchase shares of the Funds, or other affiliates of TIAA-CREF or other persons that the TIAA-CREF Institutional Mutual Funds may approve from time to time (collectively, such persons eligible to purchase Institutional Class shares are referred to as “Eligible Investors”). Under certain circumstances, this class may be offered through accounts established by employers, through TIAA-CREF, in connection with certain employee benefit plans, such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, or through custody accounts established by individuals through TIAA-CREF as IRAs. There is no minimum investment requirement for Eligible Investors. Institutional Class shares may be purchased via wire or through the Trust Company. In addition, the Advisor, at its sole discretion, may permit an Eligible Investor to purchase Institutional Class shares with investment securities instead of cash in certain circumstances. The TIAA-CREF Funds reserve the right to reject any exchange request that is regarded as disruptive to a Fund’s efficient portfolio management.

Redemption of Shares.  Institutional Class shares of the TIAA-CREF Funds may be redeemed (sold) at any time. Institutional Class shares purchased through an Eligible Investor, including the Trust Company, may be subject to certain redemption requirements or restrictions. Eligible Investors making large redemptions that exceed the lesser of $250,000 or 1% of a TIAA-CREF Fund’s assets during any 90-day period may, at the TIAA-CREF Fund’s sole discretion, be required to receive a distribution in-kind upon redemption whereby the Eligible Investor receives portfolio securities instead of cash.

Exchanges of Shares.  Eligible Investors may exchange Institutional Class shares of the TIAA-CREF Funds for Institutional Class shares of any other TIAA-CREF Fund. Eligible Investors may make an exchange by telephone or through the Trust Company. The TIAA-CREF Funds reserve the right to reject any exchange request that is regarded as disruptive to a Fund’s efficient portfolio management, and to modify, suspend or terminate the exchange privilege at any time for any shareholder or class of shareholders.

For more information on the purchase, redemption or exchange of Institutional Class shares of the TIAA-CREF Funds, please see Appendix I .

How do the dividend and distribution policies of the Retail and TIAA-CREF Funds compare?

Each Retail and TIAA-CREF Fund declares and pays dividends from net investment income and realized net capital gains (if any) at least annually. With respect to dividends and capital gains distributions, shareholders of the Retail and TIAA-CREF Funds may elect from among the following distribution options: (1) automatic reinvestment of dividend and capital gain distributions in additional shares of the Fund; (2) automatic reinvestment of dividend and capital gain distributions in additional shares of another Fund in which you already hold shares; (3) automatic reinvestment of long-term capital gain distributions, and receipt of a check for each dividend and short-term capital gain distribution; (4) automatic reinvestment of dividend and short-term capital gain distributions, and receipt of a check for each long-term capital gain distributions; and (5) receipt of a check for each dividend and capital gain distribution. For more information on the dividend and distribution policies of the TIAA-CREF Funds, please see Appendix I .

COMPARISON OF RISK FACTORS

What are the risks of investing in the TIAA-CREF Funds? How do the risks of investing in the TIAA-CREF Funds compare with those of the Retail Funds?

Because each Retail Fund’s respective investment objective, principal investment strategies and portfolios are very similar, and in some cases identical, to those of its corresponding TIAA-CREF Fund, an investment in the corresponding TIAA-CREF Fund is subject to the same risks as an investment in the Retail Fund. As a result, the Reorganizations are not expected to expose shareholders to any additional principal risks.

Of course, you can lose money by investing in any of the TIAA-CREF Funds, or the TIAA-CREF Funds could underperform other investments. An investment in the TIAA-CREF Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

In particular, the Retail and TIAA-CREF Funds are subject to the following general risks:

Market Risk.  The risk that the price of equity securities may decline in response to general market and economic conditions or events. Accordingly, the value of the equity securities that a TIAA-CREF Fund holds may decline over short or extended periods of time. Any stock is subject to the risk that the stock market as a whole may decline in value, thereby depressing the stock’s price. This is known as market risk. Equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and therefore trends often vary from country to country and region to region.

Company Risk (often called Financial Risk).  The risk that the earnings prospects and overall financial position of companies held in the Funds’ portfolios will deteriorate, causing a decline in the security’s value over short or extended periods of time.

Foreign Investment Risk.  The risks of investing in securities of foreign issuers, securities or contracts traded on foreign exchanges or in foreign markets, or securities or contracts payable in foreign currency. Investing in foreign investments entails risks beyond those of domestic investing. These include: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulty in interpreting it because of foreign regulations and accounting standards; (6) the lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) the difficulty of evaluating some foreign economic trends; and (9) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and transaction costs are often higher for foreign investments, and it may be harder to use foreign laws and courts to enforce financial or legal obligations. The risks described above often increase in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices may be volatile and difficult to establish. In addition, foreign investors such as a Fund are subject to a variety of special restrictions in many countries.

Each of the Funds involved in the Reorganizations of the Growth Equity Fund (Retail Fund) into Institutional Large-Cap Growth Fund (TIAA-CREF Fund) and the Growth & Income Fund (Retail Fund) into the Institutional Growth & Income Fund (TIAA-CREF Fund) are subject to:

Style Risk.  Funds that use an investing style entail the risk that equity securities representing the style may be out of favor in the marketplace for various periods of time. When this occurs, investors holding such securities, such as the Growth & Income Funds and Growth Equity Funds, may experience significant declines in the value of their portfolios. Style risk, therefore, is the risk that a Fund’s investing style falls out of favor with investors for a period of time.

Growth Investing Risk.  Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Because the value of growth companies is a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

Each of the Funds involved in the Reorganizations of the Equity Index Fund (Retail Fund) into Institutional Equity Index Fund (TIAA-CREF Fund) and the Social Choice Equity Fund (Retail Fund) into the Institutional Social Choice Equity Fund (TIAA-CREF) are subject to:

Index Risk.  This is the risk that a Fund’s performance will not match its index for any period of time. Although the Equity Index Funds and Social Choice Equity Funds attempt to closely track the investment performance of its respective index, these Funds may not duplicate the exact composition of its index. In addition, unlike a Fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of these Funds to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. Therefore, none of these Funds can guarantee that its performance will match its index for any period of time.

For any fixed-income investments, the Retail and TIAA-CREF Funds are subject to the following additional risks:

Interest Rate Risk (a type of Market Risk).  The risk that the value or yield of fixed-income securities may decline if interest rates change. In general, when prevailing interest rates decline, the market value of fixed-income securities (particularly those paying a fixed rate of interest) tends to increase. Conversely, when prevailing interest rates increase, the market value of fixed-income securities (particularly those paying a fixed rate of interest) tends to decline. Depending on the timing of the purchase of a fixed-income security and the price paid for it, changes in prevailing interest rates may increase or decrease the security’s yield.

Credit Risk (a type of Company Risk).  The risk that a decline in a company’s financial position may prevent it from making principal and interest payments on fixed-income securities when due. Credit risk relates to the ability of an issuer of a fixed-income security to pay principal and interest on the security on a timely basis and is the risk that the issuer could default on its obligations, thereby causing a Fund to lose its investment in the security.

Income Volatility Risk.  Income volatility risk refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of fixed-income securities. The risk of income volatility is the risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

Prepayment and Extension Risk.  The risk of a decline in value arising from changes in duration for certain fixed-income securities that allow for prepayment or extension. Prepayment risk and extension risk are normally present in adjustable-rate mortgage loans, mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (prepayment risk) or lengthen (extension risk). If interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment generally increases. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment generally decreases. In either case, a change in the prepayment rate and the resulting change in duration of fixed-income securities held by a Fund can result in losses to investors in the F und.

COMPARIS ON OF ANNUAL EXPENSES

Expenses of mutual funds are generally measured by their expense ratios: the ratio of their total expenses for a year divided by their average daily net asset value over the same year. The main components of a fund’s expense ratio are investment advisory fees, distribution fees and “other expenses.” Below is a summary of the Retail and TIAA-CREF Funds’ current and proposed expense arrangements and comparative expense charts.

An important reason for the difference in the expenses of the Retail and TIAA-CREF Funds is that they have different arrangements with the Advisor. These differences are outlined below:

•	The Retail Funds. Under its investment management agreement with the Retail Funds, the Advisor provides, or obtains at its own expense, virtually all of the services needed for the operation of each Retail Fund for a single set fee, also described as a “bundled” or “unitary” fee. The Advisor’s duties include conducting research, recommending investments and placing orders to buy and sell securities, as well as providing or obtaining distribution, custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services for the Retail Funds. The Advisor also acts as liaison among the various service providers to the Retail Funds, including custodians, portfolio accounting agents, portfolio managers and transfer agents and pays for the services of each service provider out of its management fee.

•	The TIAA-CREF Funds. Under its investment management agreement with the TIAA-CREF Funds, the Advisor receives an annual fee for managing the assets of each TIAA-CREF Fund. The Advisor conducts research, recommends investments and places orders to buy and sell securities. However, since the TIAA-CREF Funds’ investment management fee is not “bundled” or “unitary,” certain expenses of the TIAA-CREF Funds, such as transfer agency, audit fees, custody, and other operational expenses, are not paid by the Advisor out of its management fee, but rather by the TIAA-CREF Funds directly (and therefore, incurred indirectly by the shareholders of the TIAA-CREF Funds and not by the Advisor). These expenses (i.e., the TIAA-CREF Funds’ “other expenses”) can vary based on actual cost. This direct payment of “other expenses” by the TIAA-CREF Funds is more customary in the mutual fund industry.

The Advisor has contractually agreed to various waivers and reimbursements on the investment management fees, “other expenses” and total annual operating expenses of the TIAA-CREF Funds. These waivers and reimbursements would continue in effect after the Reorganizations, so that shareholders of the Retail Funds would receive the benefit of these fee reductions after the Reorganizations. If these waivers and reimbursements are not extended, they will expire on April 30, 200 8 (or April 30, 2010 in the case of the Institutional Equity Index Fund’s expense reimbursement). Thereafter, the Board, in consultation with the Advisor, will consider at least annually the appropriate levels for such waivers and reimbursements.

The Advisor’s current fee waivers and reductions for the TIAA-CREF Funds’ include:

•	An agreement that the Institutional Large-Cap Growth Fund and Institutional Growth & Income Fund pay an investment management fee of only 0.08%, instead of their contractual fee rate of 0.45%, through at least April 30, 200 8. Thereafter, this waiver may be adjusted or discontinued by the Advisor based on the Board’s continuing review of the performance of these Funds.

•	An agreement capping the “other expenses” of the Institutional Class shares of the TIAA-CREF Funds at the levels set forth in Exhibit C through at least April 30, 200 8 (or April 30, 2010 in the case of the Institutional Equity Index Fund).

•	An agreement capping the total annual operating expenses of the Retail Class shares of the TIAA-CREF Funds at the levels set forth in Exhibit C through at least April 30, 200 8 (or April 30, 2010 in the case of the Institutional Equity Index Fund).

Please see the expense tables beginning on page 8 for a comparison of the current investment management fees paid by the Retail and TIAA-CREF Funds and the proposed investment management fees of the combined Funds.

A discussion regarding the basis for the Board of Trustees’ most recent approval of the TIAA-CREF Funds’ investment management agreement is available in the Funds’ Annual Report for the fiscal year ended September 30, 2006.

Distribution Arrangements.  The Retail Class of the TIAA-CREF Funds has adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (“Distribution Plan”). Under the terms of the Distribution Plan, TPIS , the TIAA-CREF Funds’ distributor, can be reimbursed for all or part of certain expenses that it incurs in connection with the promotion and distribution of the Retail Class shares, as approved by the Board, up to an annual rate of 0.25% of the average daily net asset value of shares of the Retail Class. Because this is a reimbursement plan, TPIS will only be paid for amounts actually spent on the distribution and marketing of Retail Class shares and approved by the Board; it will not necessarily receive the full 0.25% fee automatically every year. Reimbursements by the Retail Class shares under the Distribution Plan are calculated daily and paid monthly. The expenses eligible for reimbursement under the Distribution Plan include, but are not limited to, compensation of dealers and others for the expenses of their various activities primarily intended to promote the sale of its shares, and for providing personal and account maintenance services to holders of shares and salaries and other expenses relating to account servicing efforts.

TPIS has contractually agreed not to seek reimbursement under the Distribution Plan through April 30, 200 8, unless extended to a later date. This agreement would continue in effect after the Reorganizations, so that Retail Fund shareholders merging into the Retail Class of the TIAA-CREF Funds also would receive the benefit of this agreement. The level of reimbursements by the Funds under the Distribution Plan would be reviewed by the Board at least annually. Because 12b-1 fees are paid out of the Retail Class assets of the TIAA-CREF Funds on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

INFORMATION ABOUT THE REORGANIZATIONS

What are the reasons for the Reorganizations and what did the Board consider in determining to recommend the Reorganizations?

The Advisor has proposed the Reorganizations as part of TIAA-CREF’s current efforts to consolidate and streamline operations by offering a single mutual fund family with consistent and sustainable pricing, greater efficiencies and a continued high level of shareholder services. In submitting this proposal to the Board of the Retail Funds for its review and approval, the Advisor explained that it has been incurring substantial losses on its mutual fund business since the Retail Funds were launched in 1997. Although the proposed Reorganizations would result in higher levels of total expenses for Retail Fund shareholders, the Advisor noted that the pricing structure of the TIAA-CREF Funds is designed so that their expense ratios are competitive with the lower-priced offerings in the industry. In this regard, the Advisor maintained that TIAA-CREF remains committed to being a low-cost, high-value mutual fund provider.

General discussions between the Board and the Advisor regarding the Advisor’s recommendation to combine the Funds began in December 2004 and continued at meetings held on May 17, 2005, and July 19, 2005. After careful consideration, the Board made its ultimate decision to approve the Reorganizations and present them to shareholders for their approval at a meeting held on February 14, 2006. During this process, the Trustees, who were advised by independent counsel, deliberated over the Advisor’s comprehensive plan to restructure the Funds and their pricing to help ensure that the Advisor could continue to manage them. At the meeting held on February 14, 2006, the Board of Trustees of the Retail Funds considered and approved the Plan and each Reorganization. Likewise, the Board of Trustees of the TIAA-CREF Funds considered and approved the Plan and each Reorganization at a meeting held on February 14, 2006.

At these meetings, the Advisor explained that among the factors contributing to its substantial losses with respect to its mutual funds business was the fact that the investment management agreement between the Advisor and the Retail Funds bundled all of the services and expenses associated with operating the Retail Funds under one agreement for a single set fee (the “unitary fee”) charged by the Advisor. This unitary fee did not in fact cover the actual expenses incurred by the Advisor to manage and operate the Retail Funds. This was exacerbated by the fact that with its low investment minimums, the Retail Funds attracted many small shareholder accounts, leading to increased transfer agency and other administrative costs, which were then also borne by the Advisor. The Advisor noted that generally, mutual funds sold to retail investors do not operate under a unitary fee basis. Instead, mutual funds generally operate under an unbundled, non-unitary fee structure whereby the funds pay a management fee to their respective advisers for management services and the funds separately bear all non-management related fees and expenses such as transfer agency and other administrative costs (i.e., the adviser is not contractually obligated to bear the fees and expenses associated with such non-management services).

Due to the inflexibility of a unitary fee, the Advisor introduced new funds in 1999 through a new fund family, the TIAA-CREF Funds, which has an unbundled, non-unitary fee structure. Many of the TIAA-CREF Fund investment objectives and strategies were very similar, and in some cases identical, to those of the Retail Funds, although their fee structure was different. Even with this unbundled structure, the Advisor asserted that it continued to incur losses on the TIAA-CREF Funds as well, and therefore recently sought and obtained TIAA-CREF Fund Board and shareholder approval to amend the investment management agreement to increase the management fees on the actively-managed TIAA-CREF Funds, add a 12b-1 distribution plan on Retail Class shares to finance distribution , and reallocate the responsibility for payment of most “other expenses” from the Advisor to the Funds.

Given the similar ongoing losses to the Advisor in managing the Retail Funds, as a secondary step, the Advisor proposed to the Retail and TIAA-CREF Fund Boards that the Retail Funds be reorganized into their counterpart TIAA-CREF Funds so that, in effect, the pricing structure of these publicly-offered TIAA-CREF mutual funds could be standardized and set at a level that was reasonable and sustainable. At this time, the Advisor also indicated that if the Reorganizations were not approved, it would need to consider alternative measures, including likely recommending that the Retail Funds be closed to new investments and/or liquidated.

Given these circumstances, the Retail Fund Board considered the Advisor’s assertion that the Reorganizations would allow it to:

•	Ensure that the combined Funds remain fairly and competitively priced for shareholders while enabling the Advisor to provide the same level of service to shareholders;

•	Charge fees at a n overall level that keeps the combined TIAA-CREF Funds competitive with the lower-priced offerings in the industry, while reflecting the Advisor’s costs associated with operating the Funds;

•	Provide continuity of investment management, since both the Retail and TIAA-CREF Funds are managed by the same adviser and portfolio managers;

•	Enable shareholders to benefit over the long term from economies of scale that are expected to result from the growth in assets of the combined TIAA-CREF Fund;

•	Allow for the exchange of Fund shares through a process that is intended to qualify as a tax-free event for shareholders for federal income tax purposes;

•	Reduce potential investor confusion and eliminate redundancies that currently exist because of TIAA-CREF’s multiple offerings of similar funds; and

•	Offer a more comprehensive and streamlined Fund family after the Reorganizations, which will increase opportunities for TIAA-CREF Fund growth.

The Retail Fund Board considered a variety of potential alternatives to the Reorganizations that the Advisor might recommend, including: (1) keeping the Retail Funds as a stand-alone fund family while seeking shareholder approval to modify and increase their fee structure; (2) closing the Retail Funds to all further investments and creating new higher-priced funds; or (3) simply liquidating some or all of the Retail Funds. With respect to merely unbundling and increasing the Retail Funds’ fees, the Board considered that this option would not eliminate the overlapping investment mandates in TIAA-CREF’s fund offerings that have led to investor confusion and it would not promote the same potential economies of scale as the Reorganizations. With regard to closing the Retail Funds to all further investments, the Board considered that this would likely result over time in greatly increasing losses for the Advisor as assets gradually declined. Finally, the Board noted that liquidating the Retail Funds would force potentially adverse tax consequences on Retail Fund shareholders.

Over its months of discussions, the Retail Fund Board also reviewed extensive information provided by the Advisor relating to the nature, extent and quality of the services it provides to the Retail and TIAA-CREF Funds. In particular, the Board reviewed a detailed independent analysis of the comparative expenses and performance data for each of the Retail and TIAA-CREF Funds, prepared by Lipper, Inc., a Reuters company that is an independent provider of investment company data (“Lipper”). In addition, the Retail Fund Board received financial information about the Advisor and its affiliated companies, including an analysis of the profitability of the Advisor’s operations, and the effect of the proposed Reorganizations on the Advisor’s short- and long-term financial condition. The Board considered that the Advisor was losing money managing the Retail Funds under their unitary fee structure. The Board determined that if the Reorganizations were effected the Advisor would be able to operate the combined TIAA-CREF Funds at profit margins that would be fair and reasonable given their projected expenses. As part of this analysis, the Board considered that it would be able to review the profitability levels of the Advisor annually during its yearly review of the combined TIAA-CREF Funds’ management arrangements to ensure that the Advisor’s fees remained fair and reasonable and that its profits for managing the combined Funds were not excessive.

As one of the most significant differences between the Retail and TIAA-CREF Funds is the pricing structure, the differences in expense arrangements were a focal point for Board consideration. In particular, the Board reviewed and discussed the current investment management arrangements of the TIAA-CREF Funds and compared and contrasted them to the Advisor’s existing management arrangements with the Retail Funds. The Board examined those arrangements with respect to the allocation of various types of expenses, the levels of expenses, and resulting total expense ratios and compared these to the anticipated levels and types of expenses and the anticipated total expense ratios of the TIAA-CREF Funds in the event the Reorganizations occur. The Board also compared the current expenses of the Retail Funds and the pro forma expenses of the combined Funds to the expenses of peer mutual funds that were compiled by Lipper. The Board considered that the majority of the combined TIAA-CREF Funds would be subject to a breakpoint schedule on investment management fees. The Board ultimately determined that this modest breakpoint schedule might eventually allow some of the savings gained from the economies of scale inherent in the combinations to be passed on to shareholders of the combined TIAA-CREF Funds.

The Retail Fund Board also considered the performance of the Retail and TIAA-CREF Funds over the one-year, three-year, five-year (as applicable), and since - inception periods and compared it to the performance of the Funds’ benchmarks and peer mutual funds as prepared by Lipper. In looking at these data, the Retail Board noted the Advisor’s observation that the performance of the corresponding Retail and TIAA-CREF Funds was similar over comparable time periods (after taking in effect differences in expenses) as compared to their benchmarks and other peer mutual funds.

Additionally, with respect to the TIAA-CREF Funds’ distribution arrangements, the Retail Fund Board reviewed the Distribution Plan adopted under Rule 12b-1 for the Retail Class of the TIAA-CREF Funds. Under the Distribution Plan, the Retail Class would be able to pay for distribution directly, which could help to increase the overall assets of the TIAA-CREF Funds, thereby decreasing expenses. The Board reviewed the terms of the Distribution Plan and compared its structure and fees to those of other peer mutual funds as compiled by Lipper.

The Retail Fund Board considered that if the Reorganizations were effected, the majority of existing Retail Fund shareholders would experience higher total expenses stemming from higher fund operating fees and expenses and the addition of Distribution Plan fees for the Retail Class. The Board also considered the TIAA-CREF Funds’ attempts to mitigate such expenses, such as the Advisor’s contractual waivers and reimbursements of certain expenses through at least April 30 , 200 7 (or April 30, 2010 in the case of the Institutional Equity Index Fund). (These waivers and reimbursements have been subsequently extended to April 30, 2008.) These waivers included a complete waiver of the Distribution Plan’s fees until April 30, 2008 and significant waivers of the management fees of Large-Cap Growth Fund and Growth & Income Fund due to the underperformance of their portfolio management teams. The Board also noted that even with the TIAA-CREF Funds’ higher fees, their total annual operating expenses are still competitive with the lower-cost offerings in the industry. Finally, the Board considered that the combination of the Retail and TIAA-CREF Funds could create economies of scale that would lower Fund expenses and that their multi-class structure and Retail Class distribution plan would better position the TIAA-CREF Funds for future asset growth.

The Retail Fund Board also considered that the Retail Funds and TIAA-CREF Funds have substantially similar attributes and operations. The Advisor presented information to the Board confirming that each Retail Fund and corresponding existing TIAA-CREF Fund have substantially similar, if not identical, investment objectives, policies, restrictions, risks and portfolio composition. In addition, they have the same portfolio management teams and service providers. The Board also considered that where TIAA-CREF Funds were created to accept the merging Retail Funds’ assets, these new F unds were established as virtual clones of the original Retail Funds. The Board noted that the investment and operational similarities of the Retail and TIAA-CREF Funds have led corresponding Funds to have comparable performance over similar timeframes. Based on these shared characteristics, the Board also considered that the investment goals and allocations of Retail Fund shareholders would not be disrupted by the Reorganizations. Additionally, the Board noted that merging similar Funds would lessen investor and marketplace confusion about TIAA-CREF’s fund offerings, possibly leading to increased assets in the surviving TIAA-CREF Funds.

The Retail Fund Board also reviewed the terms of the Plan to ensure that they were beneficial for Retail Fund shareholders. The Board considered that:

•	there would be no fees or charges imposed on Retail Fund shareholders in effecting the Reorganizations;

•	some Retail Fund shareholders would receive the lower-cost Institutional Class of the TIAA-CREF Funds if they meet the eligibility requirements for this class;

•	the Reorganizations are intended to qualify as tax-free events for Retail Fund shareholders for federal income tax purposes;

•	the Reorganizations are not projected to limit the use of any capital loss carryforwards of the Retail Funds;

•	all expenses of the Reorganizations, the proxy solicitation and the shareholder meeting would be paid by the Advisor and not be borne by the Retail or TIAA-CREF Funds; and

•	the Reorganizations would not result in a dilution in the interests of any Retail shareholder’s interests because Retail Fund shareholders would receive TIAA-CREF Fund shares with the same aggregate value as their Retail Fund shares based upon each Fund’s net asset value.

Based on the factors reviewed above, the Retail Fund Board determined that each of the Reorganizations was in the best interests of the respective Retail Fund and the Retail Fund’s shareholders. At the same time, the Board also determined that the interests of existing shareholders of each Retail Fund would not be diluted as a result of its Reorganization. The Board also resolved to call meetings of the shareholders of the Retail Funds and recommend to shareholders that they vote to approve each Reorganization. Similarly, at the same February 14, 2006 meeting, the Board of Trustees of the TIAA-CREF Funds also determined that each of the Reorganizations was in the best interests of each TIAA-CREF

Fund and its shareholders. At that meeting, the Board of Trustees of the TIAA-CREF Funds also concluded that the interests of the existing shareholders invested in each TIAA-CREF Fund will not be diluted as a result of its Reorganization.

Originally, Retail Fund shareholders’ votes were to be solicited for the Reorganizations in the early summer of 2006. However, the discovery, and subsequent correction and remediation, of a misallocation of income and capital gains of certain of the TIAA-CREF Funds, caused this solicitation to be postponed. Due to the passage of time since its approval and changes in its membership, the Retail Fund Board, with the assistance of the Advisor, recently considered updated information to reassess the proposed Reorganizations and its prior considerations to ascertain their continued appropriateness. In particular, the Board examined the Funds’ pre- and estimated post-merger expenses, including updated expense information based on actual operating history for the TIAA-CREF Funds and classes that commenced operations in the spring of 2006 and a comparison of the Funds’ expenses to their mutual fund peers. Based upon this review, the Board determined that, except for the Equity Index Fund, the estimated post- merger expenses of the Retail Class of each of the TIAA-CREF Funds, after waivers and reimbursements, remained competitive with the lower-priced offerings in the industry and that the estimated post-merger expenses of the Institutional Class of the TIAA-CREF Funds would be even lower than the Retail Class expenses. With respect to Equity Index Fund, the estimated post-merger expenses of both classes of the TIAA-CREF Fund would be near the median of its peer group, but these expenses would still be less than the pre-merger expenses of the Retail Fund.

During this reassessment, the Advisor also reaffirmed its previous statements made to the Retail Fund Board in connection with the Board’s February 2006 approval of the Reorganizations that the pricing structure of the TIAA-CREF Funds is designed so that their expense ratios are competitive with the lower-priced offerings in the industry, and that the Advisor remains committed to being a low-cost, high value mutual fund provider. The Advisor also reiterated its belief, also expressed at the time the Board approved the Reorganizations, that the Reorganizations would allow the Advisor to charge fees at an overall level that keeps the combined TIAA-CREF Funds competitive with the lower-priced offerings in the industry while reflecting the Advisor’s costs of operating the Funds. Once this reassessment was concluded, the effort to solicit shareholder approval of the Reorganizations commenced.

What are the terms of the Plan?

The terms and conditions under which the Reorganization will be consummated are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached as Exhibit A to this Proxy Statement/Prospectus.

The Plan provides for: (1) the acquisition by each TIAA-CREF Fund on the Closing Date of all of the assets of the corresponding Retail Fund in exchange solely for TIAA-CREF Fund shares and the assumption by TIAA-CREF Fund of all of Retail Fund’s liabilities; and (2) the distribution of those TIAA-CREF Fund shares to the shareholders of Retail Fund.

The assets of each Retail Fund to be acquired by the corresponding TIAA-CREF Fund consist of all cash, cash equivalents, securities, receivables, claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Retail Fund’s books and all other property Retail Fund owns at the effective time of the Reorganization (“Effective Time”). Each TIAA-CREF Fund will assume all of the corresponding Retail Fund’s liabilities, debts, obligations and duties of whatever kind or nature; provided, however, that Retail Fund will use its best efforts to discharge all of its known liabilities before the Effective Time. Each TIAA-CREF Fund will deliver its shares to the corresponding Retail Fund, which will distribute the shares to Retail Fund’s shareholders.

The value of each Retail Fund’s assets to be acquired by the corresponding TIAA-CREF Fund and the NAV per share of the Retail or Institutional Class shares of the TIAA-CREF Fund to be exchanged for those assets will be determined as of the close of regular trading on the NYSE on the Closing Date (“Valuation Time”), using the valuation procedures described in each Fund’s then-current Prospectuses and Statements of Additional Information. Each Retail Fund’s net value shall be the value of its assets to be acquired by the corresponding TIAA-CREF Fund, less the amount of liabilities, as of the Valuation Time.

On, or as soon as practicable after, the Closing Date, each Retail Fund will distribute the TIAA-CREF Fund shares it receives pro rata to its shareholders of record as of the Effective Time, so that each Retail Fund shareholder will receive a number of full and fractional TIAA-CREF Fund Retail or Institutional Class shares equal in aggregate value to the shareholder’s holdings in the Retail Fund. The shares will be distributed by opening accounts on the books of each TIAA-CREF Fund in the names of Retail Fund shareholders and by transferring to those accounts the shares previously credited to the account of Retail Fund on those books. Each Retail Fund will be terminated as soon as practicable after the share distribution.

Because TIAA-CREF Fund shares will be issued at NAV in exchange for the net assets of each Retail Fund, the aggregate value of TIAA-CREF Fund shares issued to Retail Fund shareholders will equal the aggregate value of Retail Fund shares. The NAV per share of the Retail or Institutional Class shares of each TIAA-CREF Fund will be unchanged by the Reorganization. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.

Any transfer taxes payable upon the issuance of TIAA-CREF Fund shares in a name other than that of the registered Retail Fund shareholder will be paid by the person to whom the shares are to be issued as a condition of the transfer. Any reporting responsibility of a Retail Fund to a public authority will continue to be its responsibility until it is dissolved.

The consummation of the Reorganization is subject to a number of conditions set forth in the Plan, some of which may be waived by either Fund. In addition, the Plan may be amended in any mutually agreeable manner, except that no amendment may be made subsequent to the shareholder meeting that has a material adverse effect on the interests of shareholders of either Fund.

What TIAA-CREF Fund shares will I receive under the Reorganizations?

Shareholders of each Retail Fund as of the Closing Date will receive full and/or fractional shares of the respective corresponding TIAA-CREF Fund in accordance with the procedures provided for in the Plan, as described above. The TIAA-CREF Fund shares to be issued in connection with each Reorganization will be fully paid and non-assessable when issued, and will have no pre-emptive or conversion rights.

Shareholders of the Retail Funds who are eligible to purchase Institutional Class shares of the TIAA-CREF Funds will receive Institutional Class shares of the respective TIAA-CREF Funds. Examples of the types of Retail Fund shareholders that are expected to receive Institutional Class shares of the TIAA-CREF Funds in the Reorganizations include, but are not limited to:

•	Shareholders who hold their shares through a trust company;

•	Shareholders who are registered investment companies;

•	Educations savings plans established under Section 529 of the Internal Revenue Code of 1986, as amended (the “Code”) ; and

•	The Advisor and its affiliates who made investments in the Funds.

All other shareholders of the Retail Funds will receive Retail Class shares of the respective TIAA-CREF Funds.

For a more detailed description of those shareholders that are eligible to purchase Institutional Class shares of the TIAA-CREF Funds, see “ Your Account: Buying, Selling or Exchanging Shares — Institutional Class Shares” in the attached Appendix I .

What are the tax consequences of the Reorganizations?

The Reorganizations are intended to qualify for federal income tax purposes as tax- free reorganizations under Section 368(a)(1) of the Code. Accordingly, pursuant to this treatment, neither the Retail Funds nor their shareholders, nor the TIAA-CREF Funds nor their shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Plan. As a condition to the Closing of the Reorganizations, the Funds will receive an opinion from the law firm of Sutherland

Asbill & Brennan LLP, to the effect that each Reorganization will qualify as a tax-free reorganization for federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Shareholders of the Retail Funds should consult their tax advisers regarding the effect, if any, of the Reorganizations in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, shareholders also should consult their tax advisers about state and local tax consequences, if any, of the Reorganizations.

Immediately prior to the Reorganizations, each Retail Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Retail Fund’s investment company taxable income for taxable years ending on or prior to the Reorganizations (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganizations (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of the Retail Fund shareholders.

When mutual funds like the Retail Funds and the TIAA-CREF Funds are involved in tax-free reorganizations, and one or both of the funds have capital loss carryovers, there are several tax rules that may limit the ability of a combined fund to utilize all of the capital losses carryforwards of the smaller fund involved in the reorganization. The actual amount of carryforwards the Retail Funds or TIAA-CREF Funds may lose cannot be ascertained with certainty until the date of their Reorganizations. However, a preliminary analysis of the potential limitations as of November 3 0 , 2006 has determined that the entire capital loss carryovers of each smaller Fund in each Reorganization should be able to be utilized by the end of the relevant carryover periods, assuming the relevant post-Reorganization TIAA-CREF Fund generates sufficient capital gain.

For more information on the TIAA-CREF Funds’ tax treatment, please see the section entitled “Taxes” in Appendix I .

What is the capitalization of each Retail Fund and its corresponding TIAA-CREF Fund (net assets, net asset value per share and shares outstanding)?

The following tables show the capitalization (net assets, net asset value per share and outstanding shares) of each Retail Fund and its corresponding TIAA-CREF Fund as of September 30 , 200 6 . In addition, the tables show the capitalization of each TIAA-CREF Fund if the Reorganizations had been effected as of this same date (called “pro forma” in the chart) — i.e., what the net assets, net asset value per share and number of shares outstanding of the combined TIAA-CREF Fund will be.

International Equity Funds	Net Assets:	Net Asset Value Per Share:	Shares Outstanding:
Retail Fund	$4 91 , 499 , 912	$1 3 . 98	35, 15 8 , 713
TIAA-CREF Fund
Retail Class	$13,942,613	$10.63	1,311,813
Institutional Class	$6 4 9, 747 , 479	$1 3 . 45	48 , 291,893
Retirement Class	$519 , 869 , 878	$1 3 . 72	37 , 886 , 236
All Classes combined	$1,183,559,970	N/A	8 7 , 489 , 942
Pro Forma Combined TIAA-CREF Fund
Retail Class	$365 , 315 , 900	$10.63	34 , 3 71,330
Institutional Class	$78 9 , 874 , 104	$1 3 . 45	58 , 7 06,678
Retirement Class	$519,869,878	$1 3 . 72	37 , 886 , 236
All Classes combined	$1, 675 , 059 , 882	N/A	1 30 , 9 64,244

Growth Equity Fund and Institutional Large-Cap Growth Fund	Net Assets:	Net Asset Value Per Share:	Shares Outstanding:
Retail Fund	$5 14 , 679 , 3 42	$9.6 2	5 3 , 488 , 429
TIAA-CREF Fund
Retail Class	$2,195,957	$9.67	227,096
Institutional Class	$12,464,552	$9.68	1,287,677
Retirement Class	$2,145,233	$9.67	221,871
All Classes combined	$16,805,742	N/A	1,736,644
Pro Forma Combined TIAA-CREF Fund
Retail Class	$398 , 756 , 390	$9.6 2	41 , 441,051
Institutional Class	$130 , 583 , 461	$9.6 2	1 3 , 570,982
Retirement Class	$2,145,233	$9.6 2	22 2,945
All Classes combined	$5 31 , 485 , 084	N/A	5 5,234,978

Growth & Income Funds	Net Assets:	Net Asset Value Per Share:	Shares Outstanding:
Retail Fund	$5 17 , 822 , 086	$1 3 . 71	37 , 769 , 743
TIAA-CREF Fund
Retail Class	$2,632,458	$10.27	256,204
Institutional Class	$97,493,798	$8. 6 6	1 1 , 253 , 203
Retirement Class	$8 6, 917 , 887	$8. 76	9,926 , 400
All Classes combined	$1 8 7, 044 , 143	N/A	2 1 , 435,807
Pro Forma Combined TIAA-CREF Fund
Retail Class	$520 , 454 , 544	$1 3.71	37,961,753
Institutional Class	$97,493,798	$13.71	7,111,160
Retirement Class	$8 6, 917 , 887	$13.71	6,339,757
All Classes combined	$704 , 866 , 229	N/A	51,412,670

Equity Index Funds	Net Assets:	Net Asset Value Per Share:	Shares Outstanding:
Retail Fund	$3 74 , 8 13 , 041	$9.66	38 , 801 , 945
TIAA-CREF Fund
Retail Class	$7,114,590	$10.25	694,047
Institutional Class	$6 33 , 026 , 848	$10.09	6 2 , 709 , 101
Retirement Class	$1,909,035	$10.24	186,356
All Classes combined	$6 42,050, 473	N/A	6 3 , 589 , 504
Pro Forma Combined TIAA-CREF Fund
Retail Class	$3 81 , 987 , 631	$10.25	37 , 2 58,047
Institutional Class	$6 33 , 026,848	$10.09	6 2 ,7 09,101
Retirement Class	$1,909,035	$10.24	186,356
All Classes combined	$1,016,923,514	N/A	10 0 , 1 53,504

Social Choice Equity Funds	Net Assets:	Net Asset Value Per Share:	Shares Outstanding:
Retail Fund	$15 3 , 482 , 620	$10.33	1 5 , 342 , 824
TIAA-CREF Fund
Retail Class	$21,018,988	$10.18	2,064,995
Institutional Class	$12 9 , 712 , 330	$1 0 . 97	11, 827 , 184
Retirement Class	$79 , 640 , 014	$1 1 . 08	7 , 188 , 805
All Classes combined	$230 , 371 , 332	N/A	21 ,080,984
Pro Forma Combined TIAA-CREF Fund
Retail Class	$14 9 , 284 , 414	$10.18	1 5,076,851
Institutional Class	$1 54 , 929 , 524	$10. 97	1 4 , 201,395
Retirement Class	$79 , 640 , 014	$1 1 . 08	7 , 188 , 805
All Classes combined	$38 3 , 853 , 952	N/A	3 6,467,051

Managed Allocation Funds	Net Assets:	Net Asset Value Per Share:	Shares Outstanding:
Retail Fund	$547 , 481 , 449	$11. 9 0	46, 017 , 623
TIAA-CREF Fund
Retail Class	$7,504,733	$10.16	738,973
Institutional Class	$2,045,697	$10.11	202,773
Retirement Class	$8,357,793	$10.13	825,373
All Classes combined	$17,908,223	N/A	1,766,619
Pro Forma Combined TIAA-CREF Fund
Retail Class	$554,986,182	$1 1.90	46,648,421
Institutional Class	$2,045,697	$1 1.90	171,948
Retirement Class	$8,357,793	$1 1.90	702,500
All Classes combined	$565 , 389 , 672	N/A	47,522,869

Bond Plus Funds	Net Assets:	Net Asset Value Per Share:	Shares Outstanding:
Retail Fund	$470,784,526	$10. 06	46 , 794 , 860
TIAA-CREF Fund
Retail Class	$2,580,751	$10.1 2	255,076
Institutional Class	$57,3 92,839	$10.10	5,684,014
Retirement Class	$2,473,563	$10.12	244,531
All Classes combined	$62,447,153	N/A	6,183,621
Pro Forma Combined TIAA-CREF Fund
Retail Class	$2 69 , 798 , 048	$10. 06	2 6 , 826,642
Institutional Class	$260 , 960 , 068	$10. 06	25 , 949,450
Retirement Class	$2,473, 563	$10. 06	24 5,866
All Classes combined	$533 , 231 , 67 9	N/A	5 3,001,958

Short-Term Bond Funds	Net Assets:	Net Asset Value Per Share:	Shares Outstanding:
Retail Fund	$193 , 485 , 288	$10.3 2	18 , 747 , 348
TIAA-CREF Fund
Retail Class	$3,330,574	$10.05	331,329
Institutional Class	$56,867,492	$10.04	5,661,418
Retirement Class	$2,473,093	$10.06	245,787
All Classes combined	$62,671,159	N/A	6,238,534
Pro Forma Combined TIAA-CREF Fund
Retail Class	$1 03 , 981 , 621	$10. 32	10, 075,079
Institutional Class	$149,701,733	$10. 32	14, 505,033
Retirement Class	$2,473,093	$10. 32	2 39,625
All Classes combined	$256,156,447	N/ A	2 4,819,737

High-Yield Bond Funds	Net Assets:	Net Asset Value Per Share:	Shares Outstanding:
Retail Fund	$2 78 , 774 , 764	$9. 08	30,718,027
TIAA-CREF Fund
Retail Class	$2,818,674	$9.9 4	283,501
Institutional Class	$53,478,077	$9.92	5,393,059
Retirement Class	$6,620,207	$9.92	667,220
All Classes combined	$62,916,958	N/A	6,343,780
Pro Forma Combined TIAA-CREF Fund
Retail Class	$1 3 9, 390 , 431	$9. 08	1 5,359,349
Institutional Class	$1 95 , 681 , 084	$9. 08	21,561,983
Retirement Class	$6,620,207	$9. 08	729,477
All Classes combined	$341 , 691 , 722	N/A	3 7,650,810

Tax-Exempt Bond Funds	Net Assets:	Net Asset Value Per Share:	Shares Outstanding:
Retail Fund	$195,563,244	$10.7 8	18, 134 , 587
TIAA-CREF Fund
Retail Class	$4,302,0 95	$10.20	421,580
Institutional Class	$51,414,025	$10.19	5,044,484
Retirement Class	—	—	—
All Classes combined	$55,716,120	N/A	5,466,064
Pro Forma Combined TIAA-CREF Fund
Retail Class	$17 7 , 766 , 692	$10. 78	1 6,484,312
Institutional Class	$73,512,672	$10. 78	6,816,833
Retirement Class	$—	—	—
All Classes combined	$2 51 , 279 , 364	N/A	2 3,301,145

Money Market Funds	Net Assets:	Net Asset Value Per Share:	Shares Outstanding:
Retail Fund	$6 7 9, 935 , 983	$1.00	6 7 9, 935 , 983
TIAA-CREF Fund
Retail Class	$127,318,270	$1.00	127,325,804
Institutional Class	$2 72,119,4 64	$1.00	2 72 , 137 , 696
Retirement Class	$43,804,188	$1.00	43,806,807
All Classes combined	$443,241,922	N/A	443,270,307
Pro Forma Combined TIAA-CREF Fund
Retail Class	$807 , 254 , 253	$1.00	807 , 2 61,787
Institutional Class	$2 72 , 119 , 464	$1.00	2 72 , 1 37,696
Retirement Class	$43,804,188	$1.00	43,80 6,807
All Classes combined	$1,123,177,905	N/A	1,123, 206,290

COMPARATIVE FINANCIAL HIGHLIGHTS

Please see Exhibit D for financial highlights tables of the Retail Funds and TIAA-CREF Funds, which are intended to help you understand and compare the financial performance of the Retail Funds and TIAA-CREF Funds.

AT ITS MEETING TO APPROVE THE REORGANIZATIONS,
THE BOARD OF TRUSTEES ALSO UNANIMOUSLY RECOMMEND ED
THAT YOU VOTE “FOR” EACH OF THE REORGANIZATIONS.

VOTING INFORMATION

Shareholders of each Retail Fund will consider and vote only on whether the Reorganization should be approved for their particular Retail Fund.

How Do I Vote?

(1)	By marking, signing and mailing the enclosed proxy card in the postage-paid envelope provided;

(2)	by logging on to the Internet site shown on your proxy card(s) and follow ing the on-screen instructions;

(3)	by dialing the toll free telephone number shown on your proxy card(s) and following the recorded instructions; or

(4)	by voting in person at the special meeting. You must complete a separate proxy form for each Retail Fund in which you own shares.

Can I Cancel or Change My Vote?

You may cancel or change your vote by simply voting again by: (1) executing and returning later-dated proxy forms; (2) voting over the telephone; (3) voting through the Internet; or (4) voting in person at the meeting. If you return the proxy form or vote by telephone or through the Internet, your vote must be received by 4:00 p.m. ET on April 2, 2007 . If you vote in person at the meeting, you may vote any time up until the voting results are announced.

How Does a Proxy Work?

When you vote by proxy, you are appointing the persons named on the proxy form as your agents to vote on your behalf at a meeting or any adjournments thereof. Unless you instruct them otherwise, they will vote FOR the approval of each Reorganization. Although we are unaware of any other matters to be presented at the meeting, if other matters are brought before the meeting or any adjournments thereof, the proxies will vote your shares using their own best judgment. All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the meeting, and are not revoked, will be voted at the meeting.

Who May Vote; How Many Votes Do I Get?

Shareholders of each of the Retail Funds as of December 21, 200 6 (the “Record Date”) will be eligible to vote at the meeting (or any adjournments thereof). Each outstanding full share of a Retail Fund is entitled to one vote and each outstanding fractional share is entitled to a proportionate fractional share of one vote. Therefore, the number of votes you will have at the meeting will depend upon how many shares you own in the respective Retail Fund on the Record Date. All shareholders of record on the Record Date are entitled to vote.

Below is the number of outstanding shares of each Retail Fund as of January 16, 2007 :

Retail Fund	Number of Shares
International Equity Fund	38,478,640.885
Growth Equity Fund	51,223,680.321
Growth & Income Fund	37,197,733.200
Equity Index Fund	39,212,366.197
Social Choice Equity Fund	15,548,904.205
Managed Allocation Fund	47,707,908.150
Bond Plus Fund	47,214,744.858
Short-Term Bond Fund	18,519,988.039
High-Yield Bond Fund	31,339,317.793
Tax-Exempt Bond Fund	18,164,216.916
Money Market Fund	704,322,178.187

How Many Votes Must Be Present for a Quorum or to Pass a Vote?

In order to hold the meeting and vote on the items on the agenda, we will need to have a quorum of shareholders present (in person or by proxy) at the meeting. A quorum means 10% of the votes that are entitled to be cast. In determining whether a quorum has been reached, abstentions and broker non-votes are counted as being present at the meeting.

If a quorum is not present at the meeting, or if a quorum is present at the meeting but sufficient votes to approve one or more of the proposed items is not received, or if other matters arise requiring shareholder attention, the persons named as proxies may propose and vote for one or more adjournments of the meeting in order to permit the solicitation of additional votes. Any of the proposals in this Proxy Statement/Prospectus may be voted on prior to any adjournment if sufficient votes have been received for a proposal and such vote is otherwise appropriate.

Each Reorganization must be approved by shareholders of the respective Retail Fund, and will require the affirmative vote of the lesser of either (1) more than 50% of the outstanding voting shares of the Retail Fund; or (2) 67% or more of the outstanding voting shares present (in person or by proxy) at the meeting, if more than 50% of the outstanding voting shares are present at the meeting in person or by proxy. Abstentions and broker non-votes will not count towards the number of votes in favor of a Reorganization, which means they will have the effect of a vote against this proposal.

ADDITIONAL INFORMATION

Information About the Funds

For additional information about the TIAA-CREF Funds, please see the attached Appendix I .

Information about the Retail Funds is incorporated by reference from the Prospectus and Statement of Additional Information of the Retail Funds, each dated May 1, 2006, as supplemented. For a free copy, please visit the TIAA-CREF w ebsite at www.tiaa-cref.org or use our online request form to request mailed versions. Alternatively, you can call 877 518-9161 or write to us at 730 Third Avenue, New York, New York 10017-3206 to request a free copy.

Beneficial Ownership

Except as set forth in Exhibit E and Exhibit F, as of December 4, 2006, the Retail and TIAA-CREF Funds do not know of any person who own ed beneficially or of record 5% or more of the outstanding shares of any class of any Retail or TIAA-CREF Fund, respectively. To the extent that any person owns more than 25% of a Retail or TIAA-CREF Fund’s shares, that person may be considered a “controlling person” of such Fund. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other shareholders. As of November 30, 2006 : (1) the Trustees and officers of the Retail Funds , in the aggregate, owned less than 1% of any Retail Fund; and (2) the Trustees and officers of the TIAA-CREF Funds , in the aggregate, owned less than 1% of any class of any TIAA-CREF Fund.

Means of Soliciting Proxies

This proxy solicitation will be conducted mainly by mail, telephone and the Internet, but it may also be by any other method of electronic communication or by personal interview. The Retail Funds have retained D. F. King & Co., Inc. of New York, NY (“DF King”) to assist in the solicitation of proxies. The costs of retaining DF King, which are anticipated to be $ 260,000 , other expenses incurred in connection with the drafting, printing and mailing of this Proxy Statement/Prospectus, the solicitation of proxies and the holding of the special meeting, and the costs of effecting the Reorganizations and subsequently terminating the Retail Funds will be borne by the Advisor, and not by any of the Retail or TIAA-CREF Funds.

Proposals of Persons with Voting Rights

As a general matter, the Retail Funds do not hold regular annual or other meetings of shareholders. Any shareholder who wishes to submit proposals to be considered at a special meeting of Retail Fund shareholders should send such proposals to the Fund s ’ Secretary. Proposals must be received a reasonable amount of time prior to any meeting to be included in the proxy materials. Moreover, inclusion of such proposals is subject to limitations under the federal securities laws. Persons named as proxies for any subsequent shareholders’ meeting will vote in their discretion with respect to proposals submitted on an untimely basis.

Legal Matters

Certain matters of applicable state law pertaining to the Retail and TIAA-CREF Funds have been passed upon by George W. Madison, Executive Vice President and General Counsel of the Retail and TIAA-CREF Funds (and TIAA and CREF). Legal matters relating to the federal securities laws have been passed upon by Sutherland Asbill & Brennan LLP, Washington, DC.

The independent Trustees of the Retail Funds and the TIAA-CREF Funds are advised by their own independent legal counsel, Kirkpatrick & Lockhart Preston Gates Ellis LLP, Washington, DC.

Available Information

The Retail and TIAA-CREF Funds are each subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. In accordance therewith, each files reports and other information with the SEC. Reports, proxy statements, registration statements and other information may be inspected without charge and copied at the Public Reference Room maintained by the SEC at: 100 F Street, NE, Room 1580, Washington, DC 20549 and at the following regional offices of the SEC: 3 World Financial Center, Room 4300, New York, NY 10281; 801 Brickell Ave., Suite 1800, Miami, FL 33131; 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604; 1801 California Street, Suite 1500 Denver, CO 80202-2656; and 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648. Copies of such materials also may be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates.

Annual Reports

If you would like a free copy of the Retail or TIAA-CREF Funds’ most recent semi-annual and annual reports, you can visit the TIAA-CREF website at www.tiaa-cref.org or use our online request form to request mailed versions. Alternatively, you can call 800-223-1200 or write to us at 730 Third Avenue, New York, New York 10017-3206 to request copies of these documents.

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of ________, 200 7 between TIAA-CREF Mutual Funds, a Delaware statutory trust (“Retail Trust”), on behalf of its segregated portfolios of assets (“series”) specified on Appendix A hereto (each a “Target Fund”), and TIAA-CREF Institutional Mutual Funds, a Delaware statutory trust (“Institutional Trust”), on behalf of its corresponding series as specified on Appendix A hereto (each an “Acquiring Fund”).* (Target Fund and Acquiring Fund are sometimes herein referred to herein individually as a “Fund” and collectively as the “Funds,” and Retail Trust and Institutional Trust are sometimes referred to herein individually as an “Investment Company” and collectively as the “Investment Companies.”) All agreements, representations, actions and obligations described herein made or to be taken or undertaken by either Fund are made and shall be taken by Institutional Trust on behalf of Acquiring Fund and by Retail Trust on behalf of Target Fund.

The Investment Companies wish to effect a reorganization between each Target Fund and its counterpart Acquiring Fund as described in Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and intend this Agreement to be, and adopt it as, a “plan of reorganization” within the meaning of the regulations under the Code (the “Regulations”). Each reorganization will involve the transfer to Acquiring Fund of its counterpart Target Fund’s assets in exchange solely for voting shares of beneficial interest of Acquiring Fund, par value $0.0001 per share (“Acquiring Fund Shares”), and the assumption by Acquiring Fund of Target Fund’s liabilities, followed by the constructive distribution of the Acquiring Fund Shares pro rata to the holders of shares of beneficial interest in Target Fund (“Target Fund Shares”) in exchange therefore, all on the terms and conditions set forth herein. The foregoing transactions are referred to herein collectively as the “Reorganization.”

The Target Fund Shares (the “Target Fund Shares”) are comprised of one share class. The Acquiring Fund Shares are comprised of up to three share classes, designated as “Retail Class,” “Institutional Class,” and “Retirement Class” shares. Only Acquiring Fund’s Retail Class shares (“Retail Class Acquiring Fund Shares”) and Institutional Class shares (“Institutional Class Acquiring Fund Shares”) are involved in the Reorganization. Those Target Fund shareholders who meet the eligibility requirements to own Institutional Class Acquiring Fund Shares, as outlined in the Acquiring Funds’ currently effective Prospectuses, shall receive Institutional Class Acquiring Fund Shares in the

*	This Agreement is equally and independently effective with respect to each Target Fund and Acquiring Fund pair noted on Appendix A hereto, so that, in effect, this one Agreement shall operate as eleven separate Agreements each between one corresponding pair of Target and Acquiring Funds.

Reorganization. (The shares of such Target Fund shareholders who are eligible for Institutional Class Acquiring Fund Shares shall be referred to herein as “Institutional-Eligible Target Fund Shares.”) All other Target Fund shareholders shall receive Retail Class Acquiring Fund Shares in the Reorganization.

In consideration of the mutual promises contained herein, the parties agree as follows:

1.	PLAN OF REORGANIZATION AND TERMINATION

1.1.  Target Fund agrees to assign, sell, convey, transfer and deliver all of its assets described in paragraph 1.2 (the “Assets”) to Acquiring Fund. Acquiring Fund agrees in exchange therefore:

(a)	to issue and deliver to Target Fund the number of full and fractional (rounded to the third decimal place): (i) Institutional Class Acquiring Shares determined by dividing the net asset value (“NAV”) of the Target Fund (computed as set forth in paragraph 2.1) attributable to the Institutional-Eligible Target Fund Shares by the NAV per share of the Institutional Class Acquiring Fund Shares (computed as set forth in paragraph 2.2), and (ii) Retail Class Acquiring Fund Shares determined by dividing the NAV of the Target Fund (computed as set forth in paragraph 2.1) attributable to the Target Fund Shares not designated as Institutional-Eligible Target Fund Shares by the NAV per share of the Retail Class Acquiring Fund Shares (computed as set forth in paragraph 2.2), and

(b)	to assume all of Target Fund’s liabilities as described in paragraph 1.3 (the “Liabilities”).

Such transactions shall take place at the Closing (as defined in paragraph 3.1).

1.2.  The Assets shall include all cash, cash equivalents, securities, receivables (including securities, interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target Fund’s books, and other property owned by Target Fund at the Effective Time (as defined in paragraph 3.1).

1.3.  The Liabilities shall include all of Target Fund’s liabilities, debts, obligations and duties of whatever kind or nature, whether absolute, accrued, contingent or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Target Fund agrees to use its best efforts to discharge all of its known Liabilities before the Effective Time.

1.4.  At or immediately before the Effective Time, Target Fund shall declare and pay to its shareholders a dividend and/or distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its “investment company taxable income” (as defined in Section 852(b)(2) of the Code, but computed without regard to any deduction for dividends paid) and substantially all of its realized “net capital gain” (as defined in Section 1222(11) of the Code), if any, for the current taxable year through the Effective Time.

1.5.  At the Effective Time (or as soon thereafter as is reasonably practicable), Target Fund shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1 to Target Fund’s shareholders of record, determined as of the Effective Time (each, a “Shareholder” and collectively, the “Shareholders”), in constructive exchange for their Target Fund Shares. Such distribution shall be accomplished by Institutional Trust’s transfer agent opening accounts on Acquiring Fund’s share transfer books in the Shareholders’ names and transferring such Acquiring Fund Shares thereto. Each Shareholder’s account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder, by class (i.e., the account for a Shareholder of Institutional-Eligible Target Fund Shares shall be credited with the respective pro rata number of Institutional Class Acquiring Fund Shares due that Shareholder, and the account for a Shareholder of Target Fund Shares that are not designated as Institutional-Eligible Target Fund Shares shall be credited with the respective pro rata number of Retail Class Acquiring Fund Shares due that Shareholder). All outstanding Target Fund Shares, including any represented by certificates, shall simultaneously be canceled on Target Fund’s share transfer books. Acquiring Fund shall not issue any certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

1.6.  As soon as reasonably practicable after the distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Target Fund shall be terminated as a series of Retail Trust and any further actions shall be taken in connection therewith as required by applicable law.

1.7.  Any reporting responsibility of Target Fund to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

1.8.  Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target Fund’s books of the Target Fund Shares constructively exchanged therefore shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2.	VALUATION

2.1.  For purposes of paragraph 1.1(a), Target Fund’s NAV shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in Target Fund’s then-current prospectus and statement of additional information (“SAI”), less (b) the amount of Liabilities as of the Valuation Time.

2.2.  For purposes of paragraph 1.1(a), the NAV per share of the Acquiring Fund Shares shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund’s prospectus and SAI.

2.3.  All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of Teachers Advisors, Inc. (“Teachers Advisors”).

3.	CLOSING AND EFFECTIVE TIME

3.1.  The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at Institutional Trust’s principal office before June 30, 200 7 , or at such other place and/or on such later date as to which the Investment Companies may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the Investment Companies may agree (the “Effective Time”). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted so that accurate appraisal of the NAV of the Target Funds and the NAV per share of the Acquiring Fund Shares is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

3.2.  Retail Trust’s accounting and pricing agent shall deliver at Closing a certificate of an authorized officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target Fund to Acquiring Fund, as reflected on Acquiring Fund’s books immediately following the Closing, does or will conform to such information on Target Fund’s books immediately before the Closing. Retail Trust’s custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3.  Retail Trust shall deliver to Institutional Trust at the Closing a list of the names and addresses of the Shareholders and the number of outstanding Target Fund Shares owned by each such Shareholder, all as of the Effective Time, certified by Retail Trust’s Secretary or Assistant Secretary. Institutional Trust’s transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund’s share transfer books of accounts in the Shareholders’ names. Institutional Trust shall issue and deliver a confirmation to Retail Trust evidencing the Acquiring Fund Shares to be credited to Target Fund’s account on Acquiring Fund’s books. At the Closing, each party shall deliver to the other bills of sale, checks, assignments, stock certificates, receipts or other documents the other party or its counsel reasonably requests.

3.4.  Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4.	REPRESENTATIONS AND WARRANTIES

4.1.  Target Fund represents and warrants as follows:

4.1.1.  Retail Trust is a statutory trust that is duly organized and validly existing under the laws of the State of Delaware; and a copy of its Certificate of Trust is on file with the State of Delaware;

4.1.2.  Retail Trust is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”), and such registration is in full force and effect;

4.1.3.  Target Fund is a duly established and designated series of Retail Trust;

4.1.4.  At the Closing, Target Fund will have good and marketable title to the Assets and full right, power and authority to sell, assign, transfer and deliver the Assets free of any liens or other encumbrances (except securities that are subject to “securities loans” as referred to in Section 851(b)(2) of the Code); and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

4.1.5.  Target Fund’s current prospectus and SAI conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (“1933 Act”), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.1.6.  Target Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate Delaware law or any provision or Retail Trust’s Declaration of Trust or its By-Laws or of any agreement, instrument, lease or other undertaking to which Target Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment or decree to which Target Fund is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by Institutional Trust;

4.1.7.  Except as otherwise disclosed in writing to and accepted by Institutional Trust, all material contracts and other commitments of or applicable to Target Fund (other than this Agreement and investment contracts, including options, futures and forward contracts) will be terminated, or provision for discharge of any liabilities of Target Fund thereunder will be made, at or prior to the Effective Time, without either Fund incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target Fund might have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

4.1.8.  Except as otherwise disclosed in writing to and accepted by Institutional Trust, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or (to Retail Trust’s knowledge) threatened against Retail Trust with respect to Target Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Target Fund’s financial condition or the conduct of its business; Retail Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding or investigation and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

4.1.9.  The execution, delivery and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of the Board of Trustees of the Retail Trust (the “Retail Board”), which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to approval by Target Fund’s shareholders, this Agreement constitutes a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws relating to or affecting creditors’ rights and by general principles of equity;

4.1.10.  At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by the Target Fund’s shareholders;

4.1.11.  No governmental consents, approvals, authorizations or filings required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”) or the 1940 Act for the execution and performance of this Agreement by the Retail Trust, except for (a) the filing with the Securities and Exchange Commission (“SEC”) of a registration statement by Institutional Trust on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto (“Registration Statement”), including therein a prospectus/proxy statement (“Proxy Statement”), and (b) such consents, approvals, authorizations and filings as have been made or received or as may be required subsequent to the Effective Time;

4.1.12.  On the effective date of the Registration Statement, at the time of the Shareholders’ Meeting (as defined in paragraph 5.2) and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (b) insofar as it relates to the Retail Trust, the Target Fund or the Target Fund Shares, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Institutional Trust for use therein;

4.1.13.  The Liabilities were incurred by the Target Fund in the ordinary course of business; and there are no Liabilities other than Liabilities disclosed or provided for in the Retail Trust’s financial statements referred to in paragraph 4.1.19 and Liabilities incurred by the Target Fund in the ordinary course of business subsequent to ________, 200 7 , or otherwise disclosed to Institutional Trust, none of which has been materially adverse to the business, assets or results of Target Fund’s operations;

4.1.14.  Target Fund is a “fund” as defined in Section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of Chapter 1 of the Code (“RIC”) for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; the Assets shall be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and Target Fund has no earning and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

4.1.15.  Target Fund is not under the jurisdiction of a court in a “title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code);

4.1.16.  Not more than 25% of the value of Target Fund’s total assets (excluding cash, cash items and U.S. governmental securities) is invested in the stock and securities, of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of ten or fewer issuers;

4.1.17.  During the five-year period ending at the Effective Time, (a) neither the Target Fund nor any person “related” (as defined in Section 1.368-1(e)(3) of the Regulations) to Target Fund will have acquired Target Fund Shares, except for shares redeemed in the ordinary course of Target Fund’s business as a series of an open-end investment company as required by Section 22(e) of the 1940 Act, and (b) no distributions will have been made with respect to Target Fund Shares (other than normal, regular dividend distributions made pursuant to Target Fund’s historic dividend-paying practice), either directly or through any transaction, agreement or arrangement with any other person, except for dividends qualifying for the deduction for dividends paid (as defined in Section 561 of the Code) referred to in Sections 852(a)(1) and 4982(c)(1)(A) of the Code;

4.1.18.  Target Fund’s federal income tax returns, and all applicable state and local tax returns, for all taxable years to and including the taxable year ended December 31, 200 6 , will be timely filed and all taxes payable pursuant to such returns have been timely paid; and

4.1.19.  Retail Trust’s audited financial statements for the year ended December 31, 200 6 , to be delivered to the Institutional Trust, will fairl y represent the Target Fund’s financial position as of each date and the results of its operations and changes in its net assets for the periods then ended.

4.1.20.  Target Fund will distribute to its shareholders the Acquiring Fund Shares it receives pursuant to the Reorganization.

4.1.21.  As of the Effective Time, the Target Fund will cease to be a going concern except for the completion of the transactions contemplated pursuant to this Agreement. Following the final liquidating distribution, the Target Fund will cease to be a going concern and will be terminated.

4.2.  Acquiring Fund represents and warrants as follows:

4.2.1.  Institutional Trust is a statutory trust that is duly organized and validly existing under the laws of the State of Delaware; and a copy of its Certificate of Trust is on file with the State of Delaware;

4.2.2.  Institutional Trust is duly registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect;

4.2.3.  Acquiring Fund is a duly established and designated series of Institutional Trust;

4.2.4.  No consideration other than Acquiring Fund Shares (and the Acquiring Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

4.2.5.  The Acquiring Fund Shares to be issued and delivered to the Target Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein (including the receipt of consideration in exchange therefore exceeding their par value), will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

4.2.6.  Acquiring Fund’s current prospectuses and SAI conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.2.7.  Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Delaware law or any provision of Acquiring Fund’s Declaration of Trust or of any provision of any agreement, instrument, lease or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment or decree to which Acquiring Fund is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by Retail Trust;

4.2.8.  Except as otherwise disclosed in writing to and accepted by Institutional Trust, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or (to Institutional Trust’s knowledge) threatened against Institutional Trust with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund’s financial condition or the conduct of its business; Institutional Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

4.2.9.  The execution, delivery and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of the Board of Trustees of the Institutional Trust (the “Institutional Board” and, together with the Retail Board, the “Boards”), which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws relating to or affecting creditors’ rights and by general principles of equity;

4.2.10.  No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act and the 1940 Act for the execution or performance of this Agreement by Institutional Trust, except for (a) the filing with the SEC of the Registration Statement and a post-effective amendment to Institutional Trust’s registration statement on Form N-1A and (b) such consents, approvals, authorizations and filings as have been made or received or as may be required subsequent to the Effective Time;

4.2.11.  On the effective date of the Registration Statement, at the time of the Shareholders’ Meeting, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (b) insofar as it relates to the Institutional Trust, the Acquiring Fund or the Acquiring Fund Shares, not contain any untrue statement of a material fact or omit to state a material fact required to be state d therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Retail Trust for use therein;

4.2.12.  Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

4.2.13.  Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor is there any plan or intention for Acquiring Fund or any person “related” (within the meaning of Section 1.368-1(e)(3) of the Regulations) to Acquiring Fund to acquire — during the five-year period beginning at the Effective Time, either directly or indirectly or through any transaction, agreement or arrangement with any other person — with consideration other than Acquiring Fund Shares, any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of business as a series of an open-end investment company as required by Section 22(e) of the 1940 Act;

4.2.14.  Following the Reorganization, Acquiring Fund (a) will continue Target Fund’s “historic business” (within the meaning of Section 1.368-1(d)(2) of the Regulations) and (b) will use a significant portion of Target Fund’s “historic business assets” (within the meaning of Section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Fund (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of business and dispositions necessary to maintain its status as a RIC, and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

4.2.15.  There is no plan or intention for the Acquiring Fund to be dissolved or merged into another corporation or statutory trust or any “fund” (within the meaning of Section 851(g)(2) of the Code) thereof following the Reorganization;

4.2.16.  Immediately after the Reorganization, (a) not more than 25% of the value of the Acquiring Fund’s total assets (excluding cash, cash items and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers;

4.2.17.  Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of Target Fund;

4.2.18.  During the five-year period ending at the Effective Time, neither the Acquiring Fund nor any person “related” (as defined in Section 1.368-1(e)(3) of the Regulations) to Acquiring Fund will have acquired Target Fund Shares;

4.2.19.  Acquiring Funds’ federal income tax returns, and all applicable state and local tax returns, for all taxable years to and including the taxable year ended September 30, 200 6 have been timely filed and all taxes payable pursuant to such returns have been timely paid;

4.2.20.  Institutional Trust’s financial statements for the year ended September 30, 200 6 , to be delivered to Retail Trust, fairly represent the Acquiring Fund’s financial position as of each such date and the results of its operations and changes to its net assets for the periods then ended; and

4.2.21.  If the Reorganization is consummated, the Acquiring Fund will treat each Shareholder that receives Acquiring Fund Shares in connection with the Reorganization as having made a minimum initial purchase of such shares for the purpose of making additional investments therein, regardless of the value of the shares so received.

4.3.  Each Fund represents and warrants as follows:

4.3.1.  The fair market value of the Acquiring Fund Shares received by each Shareholder will be approximately equal to the fair market value of its Target Fund Shares constructively surrendered in exchange therefor;

4.3.2.  Its management (a) is unaware of any plan or intention of the Shareholders to redeem, sell or otherwise dispose of (i) any portion of their Target Fund Shares before the Reorganization to any person “related” (within the meaning of Section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the Acquiring Fund Shares to be received by them in the Reorganization to any person related (as so defined) to Acquiring Fund; (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of Acquiring Fund Shares as a series of an open-end investment company; (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis; and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

4.3.3.  Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization, to the extent that such expenses are charged by entities that are unaffiliated with the Advisor and its affiliates or the Retail or Institutional Trust’s service providers, including but not limited to charges by entities through which Shareholders hold their Shares;

4.3.4.  The fair market value of the Assets on a going concern basis will equal or exceed the amount of the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

4.3.5.  There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

4.3.6.  Pursuant to the Reorganization, Target Fund will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Target Fund immediately before the Reorganization. For the purposes of this representation, any amounts used by Target Fund to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions in the ordinary course of its business required by Section 22(e) of the 1940 Act and (b) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under Section 4982 of the Code) will be included as assets held thereby immediately before the Reorganization;

4.3.7.  None of the compensation received by any Shareholder who is an employee of or a service provider to Target Fund will be separate consideration for, or allocable to, any of the Target Fund Shares held by such Shareholder; none of the Acquiring Fund Shares received by any such Shareholder will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

4.3.8.  Immediately after the Reorganization, the Shareholders will not own shares constituting “control” (within the meaning of Section 304(c) of the Code) of Acquiring Fund;

4.3.9.  Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”);

4.3.10.  The aggregate value of the acquisitions, redemptions and distributions permitted by paragraphs 4.1.17, 4.2.13 and 4.2.18 will not exceed 50% of the value (without giving effect to such acquisitions, redemptions and distributions) of the proprietary interest in Target Fund at the Effective Time;

4.3.11.  All Acquiring Fund Shares, regardless of class designation, issued to Target Fund Shareholders pursuant to the Reorganization will be voting shares;

4.3.12.  Each Fund is engaging in the transactions contemplated pursuant to the Reorganization for valid business reasons; and

4.3.13.  The transfer of assets by Target Fund to Acquiring Fund is not the result of a solicitation by a promoter, broker or investment house.

5.	COVENANTS

5.1.  Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that:

(a)	such ordinary course will include declaring and paying customary dividends and other distributions and such changes in operations as are contemplated by each Fund’s normal business activities; and

(b)	each Fund will retain exclusive control of the composition of its portfolio until the Closing; provided that (1) Target Fund shall not dispose of more than an insignificant portion of its historic business assets (as defined above) during such period without Acquiring Fund’s prior consent, and (2) if Target Fund’s shareholders approve this Agreement (and the transactions contemplated hereby), then between the date of such approval and the Closing, the Investment Companies shall coordinate the Funds’ respective portfolios so that the transfer of Assets to Acquiring Fund will not cause it to fail to be in compliance with all of its investment policies and restrictions immediately after the Closing.

5.2.  Target Fund covenants to call a shareholders’ meeting to consider and act on this Agreement and to take other action necessary to obtain approval of the transactions contemplated hereby (“Shareholders’ Meeting”).

5.3.  Target Fund covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

5.4.  Target Fund covenants that it will assist Institutional Trust in obtaining information Institutional Trust reasonably requests concerning the beneficial ownership of Target Fund Shares.

5.5.  Target Fund covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to Institutional Trust at the Closing.

5.6.  Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal securities laws.

5.7.  Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further actions as the other Fund may deem necessary or desirable in order to vest in, and confirm to (a) Acquiring Fund, title to and possession or all the Assets, and (b) Target Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

5.8.  Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such state securities laws it may deem appropriate in order to continue its operations after the Effective Time.

5.9.  Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper or advisable to consummate and effectuate the transactions contemplated hereby.

6.	CONDITIONS PRECEDENT

The obligations of the Retail Trust, on behalf of each Target Fund, and the obligations of the Institutional Trust, on behalf of each Acquiring Fund, shall be subject to

(a) performance by the other Fund of all its obligations to be performed hereunder at or before the Effective Time; (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time; and (c) the following further conditions being satisfied at or before the Effective Time.

6.1.  This Agreement and the transactions contemplated hereby shall have been duly approved by each Board and shall have been approved by Target Fund’s shareholders in accordance with applicable law.

6.2.  All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under Section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under Section 25(c) of the 1940 Act. All consents, orders and permits of federal, state and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Investment Company to permit consummation in all material respects of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either Investment Company may for itself waive any of such conditions.

6.3.  At the Effective Time, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to retrain or prohibit, or to obtain damages or other relief in connection with, the transaction contemplated hereby.

6.4.  Retail Trust shall have received an opinion of Sutherland, Asbill & Brennan LLP (“Counsel”) substantially to the effect that:

6.4.1.  Acquiring Fund is a duly established series of Institutional Trust, a statutory trust duly organized and validly existing under the laws of the State of Delaware with power under its Declaration of Trust to own all of its properties and assets and, to Counsel’s knowledge, to carry on its business as presently conducted;

6.4.2.  This Agreement (a) has been duly authorized, executed and delivered by Institutional Trust on behalf of Acquiring Fund, and (b) assuming due authorization, execution and delivery of this Agreement to Retail Trust on behalf of Target Fund, is a valid and legally binding obligation of Institutional Trust with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws relating to or affecting creditors’ rights and by general principles of equity;

6.4.3.  The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate Institutional Trust’s Declaration of Trust or any provision of any agreement (known to Counsel, without any independent inquiry or investigation) to which Institutional Trust (with respect to Acquiring Fund) is a party or by which it is bound or (to Counsel’s knowledge, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment or decree to which Institutional Trust (with respect to Acquiring Fund) is a party or by which it is bound, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Retail Trust;

6.4.4.  To Counsel’s knowledge (without any independent inquiry or investigation), no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Institutional Trust on behalf of Acquiring Fund of the transaction contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws;

6.4.5.  Institutional Trust is registered with the SEC as an investment company, and to Counsel’s knowledge, no order has been issued or proceeding instituted to suspend such registration; and

6.4.6.  To Counsel’s knowledge (without any independent inquiry or investigation), (a) no litigation, administrative proceeding or investigation of or before any court or governmental body is pending or threatened as to Institutional Trust (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund, and (b) Institutional Trust (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects Acquiring Fund’s business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Retail Trust.

In rendering such opinion, Counsel may (1) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (2) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word “knowledge” and related terms to mean the knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

In addition, such opinion: (1) shall state that while Counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information furnished therein with respect to the Acquiring Funds with certain officers of the Institutional Trust and that in the course of such review and discussion no facts came to the attention of such Counsel which caused them to believe that, on the effective date of the Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to the information furnished with respect to the Institutional Trust and the Acquiring Funds, the Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (2) shall state that such Counsel do not express any opinion or belief as to the financial statements, other financial data, statistical data or information relating to the Institutional Trust and the Acquiring Funds contained or incorporated by reference in the Registration Statement; (3) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to the Retail Trust; and (4) shall state that such opinion is solely for the benefit of the Retail Trust, the Target Funds and their trustees and officers.

6.5.  Institutional Trust shall have received an opinion of Counsel substantially to the effect that:

6.5.1.  Target Fund is a duly established series of Retail Trust, a statutory trust duly organized and validly existing under the laws of the State of Delaware with power under its Amended and Restated Declaration of Trust to own all of its properties and assets and, to Counsel’s knowledge, to carry on its business as presently conducted;

6.5.2.  This Agreement (a) has been duly authorized, executed and delivered by Retail Trust on behalf of Target Fund, and (b) assuming due authorization, execution and delivery of this Agreement by Institutional Trust on behalf of Acquiring Fund, is a valid and legally binding obligation of Retail Trust with respect to Target Fund, enforceable in accordance with its terms, excepts as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws relating to or affecting creditors’ rights and by general principles of equity;

6.5.3.  The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate Retail Trust’s Amended and Restated Declaration of Trust or By-Laws or any provision of any agreement (known to Counsel, without any independent inquiry or investigation) to which Retail Trust (with respect to Target Fund) is a party or by which it is bound or (to Counsel’s knowledge, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment or decree to which Retail Trust (with respect to Target Fund) is a party or by which it is bound, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Institutional Trust;

6.5.4.  To Counsel’s knowledge (without any independent inquiry or investigation), no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Retail Trust on behalf of Target Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws;

6.5.5.  Retail Trust is registered with the SEC as an investment company, and to Counsel’s knowledge no order has been issued or proceeding instituted to suspend such registration; and

6.5.6.  To Counsel’s knowledge (without any independent inquiry or investigation), (a) no litigation, administrative proceeding or investigation of or before any court or governmental body is pending or threatened as to Retail Trust (with respect to Target Fund) or any of its properties or assets attributable or allocable to Target Fund, and (b) Retail Trust (with respect to Target Fund) is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects Target Fund’s business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Institutional Trust.

In rendering such opinion, Counsel may (1) rely as to matters governed by the laws of the State of Delaware on an opinion of competent Delaware counsel, (2) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word ”knowledge” and related terms to mean the knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

In addition, such opinion: (1) shall state that while Counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness or fairness of any portion of the Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information furnished therein with respect to the Target Funds with certain officers of the Retail Trust and that in the course of such review and discussion no facts came to the attention of such Counsel which caused them to believe that, on the effective date of the Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to the information furnished with respect to the Retail Trust and the Target Funds, the Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (2) shall state that such Counsel do not express any opinion or belief as to the financial statements, other financial data, statistical data or information relating to the Retail Trust and the Target Funds contained or incorporated by reference in the Registration Statement; (3) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to the Institutional Trust; and (4) shall state that such opinion is solely for the benefit of the Institutional Trust, the Target Funds and their trustees and officers.

6.6.  Each Investment Company shall have received an opinion of Counsel, addressed to and in the form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below (the “Tax Opinion”). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement, which Counsel may treat as representations and warranties made to it, and in separate letters addressed to Counsel and the certificates delivered pursuant to paragraph 3.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

6.6.1.  Acquiring Fund’s acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the Liabilities, followed by Target Fund’s distribution of those Shares pro rata to the Shareholders constructively in exchange for their Target Fund Shares, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and each Fund will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

6.6.2.  Target Fund will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of the Liabilities or on the subsequent distribution of those Shares to the Shareholders in constructive exchange for their Target Fund Shares;

6.6.3.  Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

6.6.4.  Acquiring Fund’s basis in the Assets will be the same as Target Fund’s basis therein immediately before the Reorganization, and Acquiring Fund’s holding period for the Assets will include Target Fund’s holding period therefor;

6.6.5.  A Shareholder will recognize no gain or loss on the constructive exchange of all of its Target Fund Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

6.6.6.  A Shareholder’s aggregate basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the aggregate basis for its Target Fund Shares it constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Fund Shares, provided the Shareholder held them as capital assets at the Effective Time.

Notwithstanding subparagraphs 6.6.2 and 6.6.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except the condition set forth in paragraph 6.1) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund’s shareholders’ interests.

7.	BROKERAGE FEES AND EXPENSES

7.1.  Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

7.2.  Except as otherwise provided herein, all the Reorganization expenses will be borne by Teachers Advisors or one of its affiliates.

8.	ENTIRE AGREEMENT; NO SURVIVAL

Neither party has made any representation, warranty or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

9.	TERMINATION OF AGREEMENT

This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target Fund’s shareholders:

9.1.  By either Fund (a) in the event of the other Fund’s material breach of any representation, warranty or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligation has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before December 31, 200 7 ; or

9.2.  By the parties’ mutual agreement.

In the event of termination under paragraphs 9.1(c) or 9.2, there shall be no liability for damages on the party of either Fund, or the trustees or officers of either Investment Company, to the other Fund.

10.	AMENDMENT

This Agreement may be amended, modified or supplemented at any time, notwithstanding approval thereof by Target Fund’s shareholders, in any manner mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on the Shareholders’ interests.

11.	MISCELLANEOUS

11.1.  This Agreement shall be governed by and construed in accordance with the internal laws of the State of New York; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

11.2.  Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

11.3.  The parties acknowledge that Retail Trust and Institutional Trust are statutory trusts. Notice is hereby given that this instrument is executed on behalf of each Investment Company’s trustees solely in their capacities as trustees, and not individually, and that each Investment Company’s obligations hereunder are not binding on or enforceable against any of its trustees, officers or shareholders but are only binding on and enforceable against each Investment Company’s assets and property. Each Investment Company agrees that, in asserting any of its rights or claims under this Agreement, it shall look only to the respective Fund’s assets and property in settlement of such rights or claims and not to such trustees or shareholders.

11.4.  This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other party hereto. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

IN WITNESS WHEREOF, the parties have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS,

on behalf of each of the Acquiring Funds listed on Appendix A

By:

Name:

Title:

TIAA-CREF MUTUAL FUNDS,

on behalf of each of the Target Funds listed on Appendix A

By:

Name:

Title:

APPENDIX A

TARGET FUND	CORRESPONDING ACQUIRING FUND
TIAA-CREF International Equity Fund	TIAA-CREF Institutional International Equity Fund
TIAA-CREF Growth Equity Fund	TIAA-CREF Institutional Large-Cap Growth Fund
TIAA-CREF Growth & Income Fund	TIAA-CREF Institutional Growth & Income Fund
TIAA-CREF Equity Index Fund	TIAA-CREF Institutional Equity Index Fund
TIAA-CREF Social Choice Equity Fund	TIAA-CREF Institutional Social Choice Equity Fund
TIAA-CREF Managed Allocation Fund	TIAA-CREF Institutional Managed Allocation Fund II
TIAA-CREF Bond Plus Fund	TIAA-CREF Institutional Bond Plus Fund II
TIAA-CREF Short-Term Bond Fund	TIAA-CREF Institutional Short-Term Bond Fund II
TIAA-CREF High-Yield Bond Fund	TIAA-CREF Institutional High-Yield Fund II
TIAA-CREF Tax-Exempt Bond Fund	TIAA-CREF Institutional Tax-Exempt Bond Fund II
TIAA-CREF Money Market Fund	TIAA-CREF Institutional Money Market Fund

EXHIBIT B

Portfolio Management Teams of the Retail Funds and TIAA-CREF Funds

The Retail and TIAA-CREF Funds each are managed by a team of portfolio managers, whose members are jointly responsible for the day-to-day management of the Fund, with expertise in the area(s) applicable to the Fund’s investments. Each Fund and its counterpart TIAA-CREF Fund is managed by the same team of fund managers. The following is a list of the members of the management teams primarily responsible for managing each Fund’s investments as of the date of this Proxy Statement/Prospectus, along with their relevant experience. Additional disclosure about the compensation structure of each Retail and TIAA-CREF Fund’s portfolio managers, the other accounts they manage, total assets in those accounts and potential conflicts of interest, as well as the portfolio managers’ ownership of securities in the Retail and TIAA-CREF Funds they manage, is provided in the SAIs for the Retail and TIAA-CREF Funds.

With respect to TIAA-CREF Funds listed below with less than one year of operation, the years and months “on-team” that is listed reflects tenure with respect to the older Retail Fund.

International Equity Fund and Institutional International Equity Fund

			Total Years/Months Experience
Name & Title	Portfolio Role/ Coverage/Expertise/ Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
Yumiko Miura Managing Director	Stock Selection — Asia/Pacific	Teachers Advisors, Inc., TIAA and its affiliates — 1997 to Present	1 1 . 0	2 1.6	4.6

Christopher F. Semenuk Managing Director	Stock Selection — Europe	Teachers Advisors, Inc., TIAA and its affiliates — 1993 to Present	1 3.4	1 9.4	9 . 3

Growth Equity Fund and Institutional Large-Cap Growth Fund

			Total Years/Months Experience
Name & Title	Portfolio Role/ Coverage/Expertise/ Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
Susan Hirsch Managing Director	Stock Selection	Teachers Advisors, Inc., TIAA and its affiliates — 2005 to Present, Jennison Associates — 2000 to 2005	1.2	3 1.6	1.2

Gregory B. Luttrell, CFA Managing Director	Stock Selection	Teachers Advisors, Inc., TIAA and its affiliates — 1991 to Present	15. 10	2 1 . 4	3. 11

Growth & Income Fund and Institutional Growth & Income Fund

			Total Years/Months Experience
Name & Title	Portfolio Role/ Coverage/Expertise/ Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
Susan Kempler Director	Stock Selection	Teachers Advisors, Inc., TIAA and its affiliates — 2005 to Present, Citigroup Asset Management — 1997 to 2005	1. 9	19.2	1. 9

Equity Index Fund and Institutional Equity Index Fund

			Total Years/Months Experience
Name & Title	Portfolio Role/ Coverage/Expertise/ Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
Phillip James (Jim) Campagna, CFA Director	Quantitative Portfolio Management	Teachers Advisors, Inc., TIAA and its affiliates — 2005 to Present, Mellon Capital Management — 1997 to 2005	1. 9	1 5.6	1.3

Anne Sapp, CFA Director	Quantitative Portfolio Management	Teachers Advisors, Inc., TIAA and its affiliates — 2004 to Present, Mellon Transition Management Services — 2001 to 2004, Mellon Capital Management — 1996 to 2000	2.6	19. 9	2 . 3

Social Choice Equity Fund and Institutional Social Choice Equity Fund

			Total Years/Months Experience
Name & Title	Portfolio Role/ Coverage/Expertise/ Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
Phillip James (Jim) Campagna, CFA Director	Quantitative Portfolio Management	Teachers Advisors, Inc., TIAA and its affiliates — 2005 to Present, Mellon Capital Management — 1997 to 2005	1. 9	1 5.6	1.3

Anne Sapp, CFA Director	Quantitative Portfolio Management	Teachers Advisors, Inc., TIAA and its affiliates — 2004 to Present, Mellon Transition Management Services — 2001 to 2004, Mellon Capital Management — 1996 to 2000	2.6	19. 9	2.1

Managed Allocation Fund and Institutional Managed Allocation Fund II

			Total Years/Months Experience
Name & Title	Portfolio Role/ Coverage/Expertise/ Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
John M. Cunniff, CFA Director	Asset Allocation	Teachers Advisors, Inc., TIAA and its affiliates — 2006 to Present, Morgan Stanley Investment Management — 2001 to 2006	0. 9	1 4 . 6	0 .8

Hans L. Erickson, CFA Managing Director	Asset Allocation	Teachers Advisors, Inc., TIAA and its affiliates — 1996 to Present	10. 8	1 8.4	0. 8

Stephen MacDonald, CFA Director	Asset Allocation	Teachers Advisors, Inc., TIAA and its affiliates — 1998 to Present	8. 9	8. 9	2.0

Pablo Mitchell Associate	Asset Allocation	Teachers Advisors, Inc., TIAA and its affiliates — 2004 to Present, Thomson Vestek — 2002 to 2003	2.0	3 . 6	0. 8

Bond Plus Fund and Institutional Bond Plus Fund II

			Total Years/Months Experience
Name & Title	Portfolio Role/ Coverage/Expertise/ Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
John M. Cerra Managing Director	Fixed Income Security Selection — Lead Portfolio Manager	Teachers Advisors, Inc., TIAA and its affiliates — 1985 to Present	21. 8	21. 8	3.3

Richard W. Cheng Director	Fixed Income Security Selection — Corporate Bonds	Teachers Advisors, Inc., TIAA and its affiliates — 1997 to Present	9.4	15. 7	5.0

Stephen Liberatore, CFA Director	Fixed Income Security Selection — Corporate Bonds	Teachers Advisors, Inc., TIAA and its affiliates — 2004 to Present, Nationwide Mutual Insurance Company — 2003 to 2004, Protective Life Corporation — 1999 to 2002	2.4	1 2 . 6	2.5

Steven Raab, CFA Director	Fixed Income Security Selection — MBS, CMBS & ABS	Teachers Advisors, Inc., TIAA and its affiliates — 1991 to Present	1 3 . 1	1 5 . 3	2. 8

Short-Term Bond Fund and Institutional Short-Term Bond Fund II

			Total Years/Months Experience
Name & Title	Portfolio Role/ Coverage/Expertise/ Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
John M. Cerra Managing Director	Fixed Income Security Selection — Lead Portfolio Manager	Teachers Advisors, Inc., TIAA and its affiliates — 1985 to Present	21. 8	21. 8	3.3

Richard W. Cheng Director	Fixed Income Security Selection — Corporate Bonds	Teachers Advisors, Inc., TIAA and its affiliates — 1997 to Present	9.4	15. 7	5.0

Stephen Liberatore, CFA Director	Fixed Income Security Selection — Corporate Bonds	Teachers Advisors, Inc., TIAA and its affiliates — 2004 to Present, Nationwide Mutual Insurance Company — 2003 to 2004, Protective Life Corporation — 1999 to 2002	2.4	1 2 . 6	2.5

Steven Raab, CFA Director	Fixed Income Security Selection — MBS, CMBS & ABS	Teachers Advisors, Inc., TIAA and its affiliates — 1991 to Present	1 3 . 1	1 5 . 3	2. 8

High-Yield Bond Fund and Institutional High-Yield Fund II

			Total Years/Months Experience
Name & Title	Portfolio Role/ Coverage/Expertise/ Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
Michael J. Ainge, CFA Director	Fixed Income Security Selection — Research	Teachers Advisors, Inc., TIAA and its affiliates — 1998 to Present	8.6	1 4.6	6.3

Jean C. Lin, CFA Director	Fixed Income Security Selection — Research	Teachers Advisors, Inc., TIAA and its affiliates — 1994 to Present	1 2.6	1 2.6	5.2

Kevin R. Lorenz, CFA Managing Director	Fixed Income Security Selection — Lead Portfolio Manager	Teachers Advisors, Inc., TIAA and its affiliates — 1987 to Present	1 9.4	1 9.4	6. 7

John G. Morriss Director	Fixed Income Security Selection — Research	Teachers Advisors, Inc., TIAA and its affiliates — 1998 to Present	8 .10	1 6 . 3	6. 7

Richard J. Tanner, CFA Director	Fixed Income Security Selection — Research	Teachers Advisors, Inc., TIAA and its affiliates — 1996 to Present	10.4	1 8.3	3.3

Tax-Exempt Bond Fund and Institutional Tax-Exempt Bond Fund II

Total Years/Months Experience
Name & Title	Portfolio Role/ Coverage/Expertise/ Specialty	Experience Over Past Five Years	At TIAA	Total	On Team

Peter Scola Managing Director	Fixed Income Security Selection	Teachers Advisors, Inc., TIAA and its affiliates — 1998 to Present	8 . 0	3 9 . 4	6. 7

Money Market Fund and Institutional Money Market Fund

Total Years/Months Experience
Name & Title	Portfolio Role/ Coverage/Expertise/ Specialty	Experience Over Past Five Years	At TIAA	Total	On Team
Michael F. Ferraro, CFA Director	Fixed Income Security Selection — Trader/Research	Teachers Advisors, Inc., TIAA and its affiliates — 1998 to Present	8. 7	32 . 6	8. 7

EXHIBIT C

TIAA-CREF Funds’ Management Fees and Current Expense Caps

TIAA-CREF FUNDS’ MANAGEMENT FEES

Additionally, with respect to the TIAA-CREF Funds that have management fees that are subject to breakpoints, please see below for more information on the pro forma combined assets of the Funds after the reorganizations. Please see page s 67– 70 of the Proxy Statement/Prospectus for more information on the actual assets under management of each TIAA-CREF Fund and Retail Fund as of September 30, 200 6.

International Equity Fund

Assets Under Management (Billions)	Fee Rate (average daily net assets)
$0.0–$1.0	0.50%
Over $1.0–$2.5	0.48%
Over $2.5–$4.0	0.46%
Over $4.0	0.44%

* The pro forma combined assets of this Fund are projected to be $1,675,059,882 (based on September 30, 2006 dat a).

Large-Cap Growth Fund
Growth & Income Fund

Assets Under Management (Billions)	Fee Rate (average daily net assets)
$0.0–$1.0	0.45%
Over $1.0–$2.5	0.43%
Over $2.5–$4.0	0.41%
Over $4.0	0.39%

*The pro forma combined assets of the Large-Cap Growth Fund and the Growth & Income Fund are projected to be $531,485,084 and $704,866,229, respectively (based on September 30, 2006 data).

Equity Index Fund

Assets Under Management (Billions)	Fee Rate (average daily net assets)
All Assets	0.04%

Social Choice Equity Fund

Assets Under Management (Billions)	Fee Rate (average daily net assets)
All Assets	0.15%

Managed Allocation Fund II

All Assets	0.00%

Bond Plus Fund II

Assets Under Management (Billions)	Fee Rate (average daily net assets)
$0.0–$1.0	0.30%
Over $1.0–$2.5	0.29%
Over $2.5–$4.0	0.28%
Over $4.0	0.27%

*The pro forma combined assets of this Fund are projected to be $533,231, 679 (based on September 30, 2006 data).

Short-Term Bond Fund II

Assets Under Management (Billions)	Fee Rate (average daily net assets)
$0.0–$1.0	0.25%
Over $1.0–$2.5	0.24%
Over $2.5–$4.0	0.23%
Over $4.0	0.22%

*The pro forma combined assets of this Fund are projected to be $256,156,447 (based on September 30, 2006 data).

High-Yield Fund II

Assets Under Management (Billions)	Fee Rate (average daily net assets)
$0.0–$1.0	0.35%
Over $1.0–$2.5	0.34%
Over $2.5–$4.0	0.33%
Over $4.0	0.32%

*The pro forma combined assets of this Fund are projected to be $341,691,722 (based on September 30, 2006 data).

Tax-Exempt Bond Fund II

Assets Under Management (Billions)	Fee Rate (average daily net assets)
$0.0–$1.0	0.30%
Over $1.0–$2.5	0.29%
Over $2.5–$4.0	0.28%
Over $4.0	0.27%

*The pro forma combined assets of this Fund are projected to be $251,279,364 (based on September 30, 2006 data).

Money Market Fund

All Assets	0.10%

CAPS ON “TOTAL ANNUAL FUND OPERATING EXPENSES”
OF TIAA-CREF FUNDS’ RETAIL CLASS SHARES*

Retail Class
International Equity Fund	0.80%
Large-Cap Growth Fund	0.43%
Growth & Income Fund	0.43%
Equity Index Fund	0.24%
Social Choice Equity Fund	0.40%
Managed Allocation Fund II	N/A
Bond Plus Fund II	0.50%
Short-Term Bond Fund II	0.45%
High-Yield Fund II	0.55%
Tax-Exempt Bond Fund II	0.50%
Money Market Fund	0.30%

* These caps on “total annual fund operating expenses” will last through at least April 30, 200 8 , except for the Equity Index Fund cap, which will last through at least April 30, 2010.

CAPS ON “OTHER EXPENSES” OF TIAA-CREF FUNDS’
INSTITUTIONAL CLASS SHARES*

Institutional Class
International Equity Fund	0.10%
Large-Cap Growth Fund	0.05%
Growth & Income Fund	0.05%
Equity Index Fund	0.04%
Social Choice Equity Fund	0.05%
Managed Allocation Fund II	N/A
Bond Plus Fund II	0.05%
Short-Term Bond Fund II	0.05%
High-Yield Fund II	0.05%
Tax-Exempt Bond Fund II	0.05%
Money Market Fund	0.05%

* These caps on “other expenses” will last through at least April 30, 200 8 , except for the Equity Index Fund cap, which will last through at least April 30, 2010.

WAIVERS OF TIAA-CREF FUND MANAGEMENT FEES
(through April 30, 200 8 )

These TIAA-CREF Funds will pay the following management fee rates instead of the rates specified in the current investment management agreement:

Large-Cap Growth Fund	0.08%
Growth & Income Fund	0.08%

EXHIBIT D

Comparative Financial Highlights

The financial highlights tables below are intended to help you understand the financial performance of the Retail and TIAA-CREF Funds for the past five fiscal years (or, if a Fund has not been in operation for five years, since commencement of operations).

Certain information reflects financial results for a single share of a Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and distributions). PricewaterhouseCoopers LLP (“P wC”) serves as the Retail and TIAA-CREF Funds’ independent registered public accounting firm and audited the Retail Funds’ financials for the fiscal year ended December 31, 2005 and the TIAA-CREF Funds’ financials for the fiscal year s ended September 30, 2005 and September 30, 2006 . P wC’s reports appear in the 2005 Annual Report for the Retail Funds and the 2006 Annual Report for the TIAA-CREF Funds, which are each available without charge upon request. Information reported for fiscal periods before 2005 was audited by the Retail and TIAA-CREF Funds’ former independent registered public accounting firm.

INTERNATIONAL EQUITY FUNDS

Retail Fund — International Equity Fund

	International Equity Fund
			For the Years Ended December 31,
	For the Six Months Ended June 30, 2006		2005		2004	2003	2002		2001
	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of year	$12.02		$10.67		$9.24	$6.68	$8.07		$10.75

Gain (loss) from investment operations:
Net investment income	0.16	(a)	0.17	(a)	0.16 (a)	0.14 (a)	0.11	(a)	0.09
Net realized and unrealized gain (loss) on total investments	1.12		1.35		1.44	2.59	(1.38)		(2.70)

Total gain (loss) from investment operations	1.28		1.52		1.60	2.73	(1.27)		(2.61)

Less distributions from:
Net investment income	—		(0.17)		(0.17)	(0.17)	(0.12)		(0.07)

Total distributions	—		(0.17)		(0.17)	(0.17)	(0.12)		(0.07)

Net asset value, end of year	$13.30		$12.02		$10.67	$9.24	$6.68		$8.07

TOTAL RETURN	10.65%		14.23%		17.37%	40.86%	(15.73%)		(24.29%)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$482,822		$421,431		$361,648	$286,770	$218,794		$259,492
Ratio of expenses to average net assets before expense waiver	0.49	%(d)	0.50	%(c)	0.49%	0.49%	0.88	%(b)	0.99%
Ratio of expenses to average net assets after expense waiver	0.49	%(d)	0.50	%(c)	0.49%	0.49%	0.49%		0.49%
Ratio of net investment income to average net assets	2.46	%(d)	1.53%		1.69%	1.96%	1.47%		1.10%
Portfolio turnover rate	171	%(d)	151%		154%	162%	78%		113%

(a)  Based on average shares outstanding.

(b)  Waiver was eliminated effective October 1, 2002.

(c)  Includes 0.01% of overdraft charges included in interest expense.

(d)  The percentages shown for this period are annualized.

INTERNATIONAL EQUITY FUNDS

TIAA-CREF Fund — Institutional International Equity Fund

	Institutional International Equity Fund
	Institutional Class					Retail Class
	For the Years Ended September 30,
	2006	2005	2004	2003	2002	For the Period March 31, 2006 (commencement of operations) to September 30, 2006
SELECTED PER SHARE DATA
Net asset value, beginning of year	$12.17	$10.29	$8.56	$6.86	$8.08	$10.00

Gain (loss) from investment operations:
Net i nvestment income (a)	0.19	0.21	0.20	0.17	0.15	0.05
Net realized and unrealized gain (loss) on total investments	2.15	2.43	1.69	1.65	(1.29)	0.58

Total gain (loss) from investment operations	2.34	2.64	1.89	1.82	(1.14)	0.63

Less distributions from:
Net investment income	(0.22)	(0.20)	(0.16)	(0.12)	(0.08)	—
Net realized gains	(0.84)	(0.56)	—	—	—	—

Total distributions	(1.06)	(0.76)	(0.16)	(0.12)	(0.08)	—

Net asset value, end of year	$13.45	$12.17	$10.29	$8.56	$6.86	$10. 63

TOTAL RETURN	20.60%	26.45%	22.17%	26.90%	(14.28%)	6.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$649,747	$668,009	$528,959	$370,026	$205,899	$ 13,943
Ratio of expenses to average net assets before expense waiver and reimbursement	0.45%	0.21%	0.20%	0.27%	0.44%	1.3 6	%(b)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.45%	0.21%	0.20%	0.20%	0.29%	0.80	%(b)
Ratio of net investment income to average net assets after expense waiver and reimbursement	1.48%	1.89%	1.98%	2.20%	1.80%	0.94	%(b)
Portfolio turnover rate	164%	147%	151%	156%	78%	164%

(a)  Based on average shares outstanding.

(b)	The percentages shown for this period are a nnualized.

(c)	The Retail Class commenced operations on March 31, 2006.

GROWTH EQUITY FUND AND INSTITUTIONAL LARGE-CAP GROWTH FUND

Retail Fund — Growth Equity Fund

	Growth Equity Fund
			For the Years Ended December 31,
	For the Six Months Ended June 30, 2006		2005	2004	2003	2002		2001
	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of year	$9. 61		$9.17	$8.70	$6.84	$9.85		$12.87

Gain (loss) from investment operations:
Net investment income	0.03	(a)	0.04 (a)	0.07 (a)	0.06 (a)	0.03	(a)	0.02
Net realized and unrealized gain (loss) on total investments	(0.31)		0.44	0.47	1.86	(3.00)		(2.98)

Total gain (loss) from investment operations	(0.28)		0.48	0.54	1.92	(2.97)		(2.96)

Less distributions from:
Net investment income	—		(0.04)	(0.07)	(0.06)	(0.04)		—
Net realized gains	—		—	—	—	—		(0.06)

Total distributions	—		(0.04)	(0.07)	(0.06)	(0.04)		(0.06)

Net asset value, end of year	$9.33		$9.61	$9.17	$8.70	$6.84		$9.85

TOTAL RETURN	(2.91)%		5.24%	6.16%	28.06%	(30.12%)		(23.02%)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$516,633		$552,361	$567,073	$549,884	$421,906		$653,169
Ratio of expenses to average net assets before expense waiver	0.45	%(c)	0.45%	0.45%	0.45%	0.85	%(b)	0.95%
Ratio of expenses to average net assets after expense waiver	0.45	%(c)	0.45%	0.45%	0.45%	0.45%		0.45%
Ratio of net investment income to average net assets	0.66	%(c)	0.44%	0.76%	0.72%	0.40%		0.15%
Portfolio turnover rate	87	%(c)	78%	65%	73%	50%		38%

(a)  Based on average shares outstanding.

(b)  Waiver was eliminated effective October 1, 2002.

(c)  The percentages shown for this period are annualized.

GROWTH EQUITY FUND AND INSTITUTIONAL LARGE-CAP GROWTH FUND

TIAA-CREF Fund — Institutional Large-Cap Growth Fund

	Institutional Large-Cap Growth Fund
	For the Period March 31, 2006 (commencement of operations) to September 30, 2006
	Institutional Class		Retail Class
SELECTED PER SHARE DATA
Net asset value, beginning of year	$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.05		0.03
Net realized and unrealized gain (loss) on total investments	(0.37)		(0.36)

Total gain (loss) from investment operations	(0.32)		(0.33)

Less distributions from:
Net investment income	—		—
Net realized gains	—		—

Total distributions	—		—

Net asset value, end of year	$9.68		$9.67

TOTAL RETURN	(3.20	)%(c)	(3.30	)%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$12,465		$2,196
Ratio of expenses to average net assets before expense waiver	1.97	%(b)	5.35	%(b)
Ratio of expenses to average net assets after expense waiver	0.13	%(b)	0.43	%(b)
Ratio of net investment income to average net assets	0.97	%(b)	0.61	%(b)
Portfolio turnover rate	81%		81%

(a)  Based on average shares outstanding.

(b)  The percentages shown for this period are annualized.

(c)  The percentages shown for this period are not annualized.

GROWTH & INCOME FUNDS

Retail Fund — Growth & Income Fund

	Growth & Income Fund
			For the Years Ended December 31,
	For the Six Months Ended June 30, 2006		2005	2004	2003	2002		2001
	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of year	$12.81		$12.20	$11.30	$9.09	$12.07		$14.05

Gain (loss) from investment operations:
Net investment income	0.08	(a)	0.15 (a)	0.17 (a)	0.12 (a)	0.10	(a)	0.10
Net realized and unrealized gain (loss) on total investments	0.26		0.61	0.90	2.21	(2.98)		(1.98)

Total gain (loss) from investment operations	0.34		0.76	1.07	2.33	(2.88)		(1.88)

Less distributions from:
Net investment income	(0.08)		(0.15)	(0.17)	(0.12)	(0.10)		(0.10)

Total distributions	(0.08)		(0.15)	(0.17)	(0.12)	(0.10)		(0.10)

Net asset value, end of year	$13.07		$12.81	$12.20	$11.30	$9.09		$12.07

TOTAL RETURN	2.66%		6.26%	9.55%	25.83%	(23.86%)		(13.37%)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$504,828		$515,065	$538,266	$551,444	$496,843		$637,632
Ratio of expenses to average net assets before expense waiver	0.43	%(c)	0.43%	0.43%	0.43%	0.82	%(b)	0.93%
Ratio of expenses to average net assets after expense waiver	0.43	%(c)	0.43%	0.43%	0.43%	0.43%		0.43%
Ratio of net investment income to average net assets	1.25	%(c)	1.21%	1.48%	1.21%	0.99%		0.84%
Portfolio turnover rate	112	%(c)	183%	75%	141%	112%		70%

(a)  Based on average shares outstanding.

(b)  Waiver was eliminated effective October 1, 2002.

(c)  The percentages shown for this period are annualized.

GROWTH & INCOME FUNDS

TIAA-CREF Fund — Institutional Growth & Income Fund

	Institutional Growth & Income Fund
	Institutional Class					Retail Class
	For the Years Ended September 30,
	2006	2005	2004	2003	2002	For the Period March 31, 2006 (commencement of operations) to September 30, 2006
SELECTED PER SHARE DATA
Net asset value, beginning of year	$9.05	$8.12	$7.36	$6.14	$7.91	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.14	0.18	0.12	0.10	0.09	0.08
Net realized and unrealized gain (loss) on total investments	0.76	0.93	0.76	1.22	(1.78)	0.24

Total gain (loss) from investment operations	0.90	1.11	0.88	1.32	(1.69)	0.32

Less distributions from:
Net investment income	(0.15)	(0.18)	(0.12)	(0.10)	(0.08)	(0.05)
Net realized gains	(1.14)	—	—	—	—	—

Total distributions	(1.29)	(0.18)	(0.12)	(0.10)	(0.08)	(0.05)

Net asset value, end of year	$8.66	$9.05	$8.12	$7.36	$6.14	$10.27

TOTAL RETURN	10.87%	13.70%	11.89%	21.62%	(21.51%)	3.22%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$97,494	$141,199	$625,503	$505,404	$376,529	$2,632
Ratio of expenses to average net assets before expense waiver and reimbursement	0.42%	0.15%	0.14%	0.15%	0.29%	4.10	(b)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.13%	0.15%	0.14%	0.14%	0.22%	0.43	%(b)
Ratio of net investment income to average net assets after expense waiver and reimbursement	1.58%	2.04%	1.46%	1.48%	1.18%	1.55	%(b)
Portfolio turnover rate	133%	223%	77%	150%	128%	133%

(a)  Based on average shares outstanding.

(b)  The percentages shown for this period are annualized.

(c)  The Retail Class commenced operations on March 31, 2006.

EQUITY INDEX FUNDS

Retail Fund — Equity Index Fund

	Equity Index Fund
			For the Years Ended December 31,
	For the Six Months Ended June 30, 2006		2005	2004	2003	2002		2001
	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of year	$8.96		$8.59	$7.90	$6.23	$8.05		$9.19

Gain (loss) from investment operations:
Net investment income	0.07	(a)	0.13 (a)	0.13 (a)	0.10 (a)	0.10	(a)	0.07
Net realized and unrealized gain (loss) on total investments	0.21		0.37	0.79	1.81	(1.83)		(1.14)

Total gain (loss) from investment operations	0.28		0.50	0.92	1.91	(1.73)		(1.07)

Less distributions from:
Net investment income	—		(0.13)	(0.14)	(0.09)	(0.09)		(0.06)
Net realized gains	—		— (c)	(0.09)	(0.15)	—		(0.01)

Total distributions	—		(0.13)	(0.23)	(0.24)	(0.09)		(0.07)

Net asset value, end of year	$9.24		$8.96	$8.59	$7.90	$6.23		$8.05

TOTAL RETURN	3.13%		5.84%	11.68%	30.67%	(21.52%)		(11.62%)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$365,835		$365,753	$356,729	$338,188	$139,872		$97,686
Ratio of expenses to average net assets before expense waiver	0.26	%(d)	0.26%	0.26%	0.26%	0.63	%(b)	0.76%
Ratio of expenses to average net assets after expense waiver	0.26	%(d)	0.26%	0.26%	0.26%	0.26%		0.26%
Ratio of net investment income to average net assets	1.55	%(d)	1.52%	1.65%	1.49%	1.40%		1.12%
Portfolio turnover rate	9	%(d)	8%	15%	17%	4%		6%

(a)  Based on average shares outstanding.

(b)  Waiver was eliminated effective October 1, 2002.

(c)  Amount represents less than $0.01 per share.

(d)  The percentages shown for this period are annualized.

EQUITY INDEX FUNDS

TIAA-CREF Fund — Institutional Equity Index Fund

	Institutional Equity Index Fund
	Institutional Class						Retail Class
	For the Years Ended September 30,
	2006		2005	2004	2003	2002	For the Period March 31, 2006 (commencement of operations) to September 30, 2006
SELECTED PER SHARE DATA
Net asset value, beginning of year	$9.97		$8.85	$8.07	$6.48	$8.06	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0. 17		0.18	0.15	0.13	0.11	0.08
Net realized and unrealized gain (loss) on total investments	0. 78		1.09	0.99	1.53	(1.63)	0.17

Total gain (loss) from investment operations	0. 95		1.27	1.14	1.66	(1.52)	0.25

Less distributions from:
Net investment income	(0.17)		(0.15)	(0.29)	(0.05)	(0.06)	—
Net realized gains	(0. 66)		—	(0.07)	(0.02)	—	—

Total distributions	(0.83)		(0.15)	(0.36)	(0.07)	(0.06)	—

Net asset value, end of year	$10. 09		$9.97	$8.85	$8.07	$6.48	$10.25

TOTAL RETURN	10.08%		14.40%	14.17%	25.79%	(19.04%)	2.50%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$633,027		$606,341	$766,707	$1,355,731	$419,771	$7,115
Ratio of expenses to average net assets before expense waiver and reimbursement	0.08	%(c)	0.09%	0.08%	0.09%	0.27%	1.49	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0. 08	%(c)	0.09%	0.08%	0.08%	0.17%	0.24	%(c)
Ratio of net investment income to average net assets after expense waiver and reimbursement	1. 74	%(c)	1.94%	1.67%	1.71%	1.41%	1.53	%(c)
Portfolio turnover rate	32%		24%	26%	5%	14%	32%

(a)  Based on average shares outstanding.

(c)  The percentages shown for this period are annualized.

SOCIAL CHOICE EQUITY FUNDS

Retail Fund — Social Choice Equity Fund

	Social Choice Equity Fund
			For the Years Ended December 31,
	For the Six Months Ended June 30, 2006		2005		2004	2003	2002		2001
	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of year	$9.67		$9.19		$8.28	$6.47	$8.28		$9.57

Gain (loss) from investment operations:
Net investment income	0.07	(a)	0.13	(a)	0.14 (a)	0.10 (a)	0.10	(a)	0.07
Net realized and unrealized gain (loss) on total investments	0.18		0.47		0.89	1.83	(1.82)		(1.29)

Total gain (loss) from investment operations	0.25		0.60		1.03	1.93	(1.72)		(1.22)

Less distributions from:
Net investment income	—		(0.12)		(0.12)	(0.12)	(0.09)		(0.06)
Net realized gains	—		—		—	—	—		(0.01)

Total distributions	—		(0.12)		(0.12)	(0.12)	(0.09)		(0.07)

Net asset value, end of year	$9.92		$9.67		$9.19	$8.28	$6.47		$8.28

TOTAL RETURN	2.59%		6.52%		12.46%	29.87%	(20.71%)		(12.75%)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$150,964		$158,921		$119,083	$70,192	$67,731		$65,793
Ratio of expenses to average net assets before expense waiver	0.27	%(d)	0.28	%(c)	0.27%	0.27%	0.65	%(b)	0.77%
Ratio of expenses to average net assets after expense waiver	0.27	%(d)	0.28	%(c)	0.27%	0.27%	0.27%		0.27%
Ratio of net investment income to average net assets	1.47	%(d)	1.43%		1.70%	1.46%	1.33%		1.09%
Portfolio turnover rate	34	%(d)	7%		6%	11%	29%		6%

(a)  Based on average shares outstanding.

(b)  Waiver was eliminated effective October 1, 2002.

(c)  Includes 0.01% of overdraft charges included in interest expense.

(d)  The percentages shown for this period are annualized.

SOCIAL CHOICE EQUITY FUNDS

TIAA-CREF Fund — Institutional Social Choice Equity Fund

	Institutional Social Choice Equity Fund
	Institutional Class						Retail Class
	For the Years Ended September 30,
	2006		2005	2004	2003	2002	For the Period March 31, 2006 (commencement of operations) to September 30, 2006
SELECTED PER SHARE DATA
Net asset value, beginning of year	$10.13		$8.96	$7.96	$6.41	$8.03	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.18		0.18	0.14	0.12	0.11	0.10
Net realized and unrealized gain (loss) on total investments	0.80		1.16	0.99	1.52	(1.64)	0.08

Total gain (loss) from investment operations	0.98		1.34	1.13	1.64	(1.53)	0.18

Less distributions from:
Net investment income	(0.14)		(0.13)	(0.13)	(0.09)	(0.09)	—
Net realized gains	(0.00	)(h)	(0.04)	—	—	—	—

Total distributions	(0.14)		(0.17)	(0.13)	(0.09)	(0.09)	—

Net asset value, end of year	$10.97		$10.13	$8.96	$7.96	$6.41	$10.18

TOTAL RETURN	9.77%		15.03%	14.23%	25.89%	(19.34%)	1.80%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$129,712		$114,491	$82,778	$50,790	$36,180	$21,019
Ratio of expenses to average net assets before expense waiver and reimbursement	0.19%		0.10%	0.10%	0.13%	0.81%	0.99	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.17%		0.10%	0.08%	0.08%	0.18%	0.4 0	%(c)
Ratio of net investment income to average net assets after expense waiver and reimbursement	1.69%		1.87%	1.54%	1.65%	1.34%	1. 95	%(c)
Portfolio turnover rate	18%		17%	7%	28%	22%	18	%(c)

(a)  Based on average shares outstanding.

(c)  The percentages shown for this period are annualized.

(h)  Amount represents less than $0.01.

MANAGED ALLOCATION FUNDS

Retail Fund — Managed Allocation Fund

	Managed Allocation Fund
			For the Years Ended December 31,
	For the Six Months Ended June 30, 2006		2005	2004	2003	2002	2001
	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of year	$11.37		$11.13	$10.41	$8.87	$10.50	$12.20

Gain (loss) from investment operations:
Net investment income(b)	0.12	(a)	0.28 (a)	0.26 (a)	0.25 (a)	0.26 (a)	0.37
Net realized and unrealized gain (loss) on total investments	0.14		0.30	0.84	1.72	(1.52)	(1.41)

Total gain (loss) from investment operations	0.26		0.58	1.10	1.97	(1.26)	(1.04)

Less distributions from:
Net investment income	(0.12)		(0.34)	(0.38)	(0.43)	(0.34)	(0.28)
Net realized gains	—		—	—	—	(0.03)	(0.38)

Total distributions	(0.12)		(0.34)	(0.38)	(0.43)	(0.37)	(0.66)

Net asset value, end of year	$11.51		$11.37	$11.13	$10.41	$8.87	$10.50

TOTAL RETURN	2.25%		5.24%	10.70%	22.45%	(12.09%)	(8.52%)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$536,855		$531,621	$497,145	$397,992	$287,473	$319,244
Ratio of expenses to average net assets(b)	0.00	%(c)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income to average net assets(b)	1.99	%(c)	2.54%	2.46%	2.56%	2.68%	3.34%
Portfolio turnover rate	11	%(c)	33%	10%	37%	12%	3%

(a)  Based on average shares outstanding.

(b)	The operating expense and net investment income ratios are based on the expenses and net operating income of the fund and do not include the Fund’s proportional share of any expenses or net investment income from the underlying funds.

(c)  The percentages shown for this period are annualized.

MANAGED ALLOCATION FUNDS

TIAA-CREF Fund — Managed Allocation Fund II

	Managed Allocation Fund II
	For the Period March 31, 2006 (commencement of operations) to September 30, 2006
	Institutional Class		Retail Class
SELECTED PER SHARE DATA
Net asset value, beginning of year	$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.11		0.13
Net realized and unrealized gain (loss) on total investments	0.11		0.10

Total gain (loss) from investment operations	0.22		0.23

Less distributions from:
Net investment income	(0.11)		(0.07)
Net realized gains	—		—

Total distributions	(0.11)		(0.07)

Net asset value, end of year	$10.11		$10.16

TOTAL RETURN	2.25	%(c)	2.36	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$2,046		$7,505
Ratio of expenses to average net assets before expense waiver	1.50	%(b)	1.38	%(b)
Ratio of expenses to average net assets after expense waiver	0.00	%(b)	0.00	%(b)
Ratio of net investment income to average net assets	2.26	%(b)	2.56	%(b)
Portfolio turnover rate	8%		8%

(a)  Based on average shares outstanding.

(b)  The percentages shown for this period are annualized.

(c)  The percentages shown for this period are not annualized.

BOND PLUS FUNDS

Retail Fund — Bond Plus Fund

	Bond Plus Fund
			For the Years Ended December 31,
	For the Six Months Ended June 30, 2006		2005	2004	2003	2002		2001
	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of year	$10.13		$10.33	$10.32	$10.52	$10.18		$10.09

Gain from investment operations:
Net investment income	0.24	(a)	0.43 (a)	0.40 (a)	0.40 (a)	0.53	(a)	0.59
Net realized and unrealized gain (loss) on total investments	(0.31)		(0.18)	0.04	0.05	0.51		0.22

Total gain from investment operations	(0.07)		0.25	0.44	0.45	1.04		0.81

Less distributions from:
Net investment income	(0.24)		(0.44)	(0.40)	(0.40)	(0.52)		(0.59)
Net realized gains	—		(0.01)	(0.03)	(0.25)	(0.18)		(0.13)

Total distributions	(0.24)		(0.45)	(0.43)	(0.65)	(0.70)		(0.72)

Net asset value, end of year	$9.82		$10.13	$10.33	$10.32	$10.52		$10.18

TOTAL RETURN	(0.72)%		2.42%	4.29%	4.38%	10.50%		8.14%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$457,987		$483,417	$469,009	$426,440	$370,654		$284,865
Ratio of expenses to average net assets before expense waiver	0.30	%(c)	0.30%	0.30%	0.30%	0.67	%(b)	0.80%
Ratio of expenses to average net assets after expense waiver	0.30	%(c)	0.30%	0.30%	0.30%	0.30%		0.30%
Ratio of net investment income to average net assets	4.80	%(c)	4.24%	3.87%	3.78%	5.10%		5.72%
Portfolio turnover rate	226	%(c)	234%	104%	140%	244%		234%

(a)  Based on average shares outstanding.

(b)  Waiver was eliminated effective October 1, 2002.

(c)  The percentages shown for this period are annualized.

BOND PLUS FUNDS

TIAA-CREF Fund — Bond Plus Fund II

	Bond Plus Fund II
	For the Period March 31, 2006 (commencement of operations) to September 30, 2006
	Institutional Class		Retail Class
SELECTED PER SHARE DATA
Net asset value, beginning of year	$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.26		0.25
Net realized and unrealized gain (loss) on total investments	0.10		0.10

Total gain (loss) from investment operations	0.36		0.35

Less distributions from:
Net investment income	(0.26)		(0.23)
Net realized gains	—		—

Total distributions	(0.26)		(0.23)

Net asset value, end of year	$10.10		$10.12

TOTAL RETURN	3.62	%(c)	3.55	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$57,393		$2,581
Ratio of expenses to average net assets before expense waiver	0.62	%(b)	3.73	%(b)
Ratio of expenses to average net assets after expense waiver	0.35	%(b)	0.50	%(b)
Ratio of net investment income to average net assets	5.15	%(b)	5.06	%(b)
Portfolio turnover rate	92%		92%

(a)  Based on average shares outstanding.

(b)  The percentages shown for this period are annualized.

(c)  The percentages shown for this period are not annualized.

SHORT-TERM BOND FUNDS

Retail Fund — Short-Term Bond Fund

	Short- Term Bond Fund
			For the Years Ended December 31,
	For the Six Months Ended June 30, 2006		2005		2004	2003	2002		2001
	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of year	$10.33		$10.55		$10.69	$10.76	$10.48		$10.23

Gain (loss) from investment operations:
Net investment income	0.22	(a)	0.38	(a)	0.31 (a)	0.32 (a)	0.46	(a)	0.57
Net realized and unrealized gain (loss) on total investments	(0.14)		(0.23)		(0.13)	0.05	0.33		0.34

Total gain from investment operations	0.08		0.15		0.18	0.37	0.79		0.91

Less distributions from:
Net investment income	(0.22)		(0.37)		(0.30)	(0.32)	(0.45)		(0.57)
Net realized gains	—		—	(c)	(0.02)	(0.12)	(0.06)		(0.09)

Total distributions	(0.22)		(0.37)		(0.32)	(0.44)	(0.51)		(0.66)

Net asset value, end of year	$10.19		$10.33		$10.55	$10.69	$10.76		$10.48

TOTAL RETURN	0.77%		1.47%		1.73%	3.51%	7.81%		9.10%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$200,063		$210,995		$239,108	$211,083	$149,001		$61,314
Ratio of expenses to average net assets before expense waiver	0.30	%(e)	0.31	%(d)	0.30%	0.30%	0.63	%(b)	0.80%
Ratio of net expenses to average net assets after expense waiver	0.30	%(e)	0.31	%(d)	0.30%	0.30%	0.30%		0.30%
Ratio of net investment income to average net assets	4.28	%(e)	3.62%		2.87%	3.00%	4.32%		5.36%
Portfolio turnover rate	132	%(e)	189%		118%	176%	157%		132%

(a)  Based on average shares outstanding.

(b)  Waiver was eliminated effective October 1, 2002.

(c)  Amount represents less than $0.01 per share.

(d)  Includes 0.01% of overdraft charges included in interest expense.

(e)  The percentages shown for this period are annualized.

SHORT-TERM BOND FUNDS

TIAA-CREF Fund — Short-Term Bond Fund II

	Short-Term Bond Fund II
	For the Period March 31, 2006 (commencement of operations) to September 30, 2006
	Institutional Class		Retail Class
SELECTED PER SHARE DATA
Net asset value, beginning of year	$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.24		0.24
Net realized and unrealized gain (loss) on total investments	0.04		0.03

Total gain (loss) from investment operations	0.28		0.27

Less distributions from:
Net investment income	(0.24)		(0.22)
Net realized gains	—		—

Total distributions	(0.24)		(0.22)

Net asset value, end of year	$10.04		$10.05

TOTAL RETURN	2.8 3	%(c)	2.75	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$56,867		$3,331
Ratio of expenses to average net assets before expense waiver	0.55	%(b)	2.88	%(b)
Ratio of expenses to average net assets after expense waiver	0.30	%(b)	0.45	%(b)
Ratio of net investment income to average net assets	4.87	%(b)	4.82	%(b)
Portfolio turnover rate	83%		83%

(a)  Based on average shares outstanding.

(b)  The percentages shown for this period are annualized.

(c)  The percentages shown for this period are not annualized.

HIGH-YIELD BOND FUNDS

Retail Fund — High-Yield Bond Fund

	High-Yield Bond Fund
			For the Years Ended December 31,
	For the Six Months Ended June 30, 2006		2005		2004	2003	2002		2001
	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of year	$9.07		$9.48		$9.32	$8.20	$8.94		$9.41

Gain (loss) from investment operations:
Net investment income	0.33	(a)	0.66	(a)	0.66 (a)	0.72 (a)	0.78	(a)	0.93
Net realized and unrealized gain (loss) on total investments	(0.17)		(0.42)		0.16	1.12	(0.75)		(0.47)

Total gain from investment operations	0.16		0.24		0.82	1.84	0.03		0.46

Less distributions from:
Net investment income	(0.33)		(0.65)		(0.66)	(0.72)	(0.77)		(0.93)

Total distributions	(0.33)		(0.65)		(0.66)	(0.72)	(0.77)		(0.93)

Net asset value, end of year	$8.90		$9.07		$9.48	$9.32	$8.20		$8.94

TOTAL RETURN	1.78%		2.72%		9.16%	23.24%	0.46%		4.89%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$270,409		$280,253		$279,276	$228,324	$103,939		$92,217
Ratio of expenses to average net assets before expense waiver	0.34	%(d)	0.35	%(c)	0.34%	0.34%	0.72	%(b)	0.84%
Ratio of net expenses to average net assets after expense waiver	0.34	%(d)	0.35	%(c)	0.34%	0.34%	0.34%		0.34%
Ratio of net investment income to average net assets	7.35	%(d)	7.16%		7.14%	8.13%	9.17%		9.97%
Portfolio turnover rate	104	%(d)	72%		42%	42%	74%		75%

(a)  Based on average shares outstanding.

(b)  Waiver was eliminated effective October 1, 2002.

(c)  Includes 0.01% of overdraft charges included in interest expense.

(d)  The percentages shown for this period are annualized.

HIGH-YIELD BOND FUNDS

TIAA-CREF Fund — High-Yield Fund II

	High-Yield Fund II
	For the Period March 31, 2006 (commencement of operations) to September 30, 2006
	Institutional Class		Retail Class
SELECTED PER SHARE DATA
Net asset value, beginning of year	$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.35		0.35
Net realized and unrealized gain (loss) on total investments	(0.08)		(0.09)

Total gain (loss) from investment operations	0.27		0.26

Less distributions from:
Net investment income	(0.35)		(0.32)
Net realized gains	—		—

Total distributions	(0.35)		(0.32)

Net asset value, end of year	$9.92		$9.94

TOTAL RETURN	2.82	%(c)	2.72	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$53,478		$2,819
Ratio of expenses to average net assets before expense waiver	0.67	%(b)	3.56	%(b)
Ratio of expenses to average net assets after expense waiver	0. 40	%(b)	0.55	%(b)
Ratio of net investment income to average net assets	7.16	%(b)	7.13	%(b)
Portfolio turnover rate	26%		26%

(a)  Based on average shares outstanding.

(b)  The percentages shown for this period are annualized.

(c)  The percentages shown for this period are not annualized.

TAX-EXEMPT BOND FUNDS

Retail Fund — Tax-Exempt Bond Fund

	Tax-Exempt Bond Fund
			For the Years Ended December 31,
	For the Six Months Ended June 30, 2006		2005	2004	2003	2002		2001
	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of year	$10.72		$10.93	$10.92	$10.92	$10.38		$10.46

Gain from investment operations:
Net investment income	0.20	(a)	0.38 (a)	0.39 (a)	0.42 (a)	0.44	(a)	0.47
Net realized and unrealized gain on total investments	(0.24)		(0.15)	0.09	0.21	0.65		0.04

Total gain from investment operations	(0.04)		0.23	0.48	0.63	1.09		0.51

Less distributions from:
Net investment income	(0.20)		(0.38)	(0.38)	(0.42)	(0.43)		(0.47)
Net realized gains	—		(0.06)	(0.09)	(0.21)	(0.12)		(0.12)

Total distributions	(0.20)		(0.44)	(0.47)	(0.63)	(0.55)		(0.59)

Net asset value, end of year	$10.48		$10.72	$10.93	$10.92	$10.92		$10.38

TOTAL RETURN	(0.37)%		2.12%	4.55%	5.87%	10.70%		5.00%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$193,054		$200,455	$194,665	$168,380	$146,496		$73,674
Ratio of expenses to average net assets before expense waiver	0.30	%(c)	0.30%	0.30%	0.30%	0.64	%(b)	0.80%
Ratio of net expenses to average net assets after expense waiver	0.30	%(c)	0.30%	0.30%	0.30%	0.30%		0.30%
Ratio of net investment income to average net assets	3.81	%(c)	3.51%	3.54%	3.79%	4.06%		4.48%
Portfolio turnover rate	92	%(c)	90%	57%	157%	264%		298%

(a)  Based on average shares outstanding.

(b)  Waiver was eliminated effective October 1, 2002.

(c)  The percentages shown for this period are annualized.

TAX-EXEMPT BOND FUNDS

TIAA-CREF Fund — Tax-Exempt Bond Fund II

	Tax Exempt Bond Fund II
	For the Period March 31, 2006 (commencement of operations) to September 30, 2006
	Institutional Class		Retail Class
SELECTED PER SHARE DATA
Net asset value, beginning of year	$10.00		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.19		0.19
Net realized and unrealized gain (loss) on total investments	0.19		0.18

Total gain (loss) from investment operations	0.38		0.37

Less distributions from:
Net investment income	(0.19)		(0.17)
Net realized gains	—		—

Total distributions	(0.19)		(0.17)

Net asset value, end of year	$10.19		$10.20

TOTAL RETURN	3.85	%(c)	3.77	%(c)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$51,414		$4,302
Ratio of expenses to average net assets before expense waiver	0.63	%(b)	2.93	%(b)
Ratio of expenses to average net assets after expense waiver	0.35	%(b)	0.50	%(b)
Ratio of net investment income to average net assets	3.79	%(b)	3.77	%(b)
Portfolio turnover rate	73%		73%

(a)  Based on average shares outstanding.

(b)  The percentages shown for this period are annualized.

(c)  The percentages shown for this period are not annualized.

MONEY MARKET FUNDS

Retail Fund — Money Market Fund

	Money Market Fund
			For the Years Ended December 31,
	For the Six Months Ended June 30, 2006		2005	2004	2003	2002		2001
	(Unaudited)
SELECTED PER SHARE DATA
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Gain from investment operations:
Net investment income	0.02	(a)	0.03 (a)	0.01 (a)	0.01 (a)	0.02	(a)	0.04

Total gain from investment operations	0.02		0.03	0.01	0.01	0.02		0.04

Less distributions from:
Net investment income	(0.02)		(0.03)	(0.01)	(0.01)	(0.02)		(0.04)

Total distributions	(0.02)		(0.03)	(0.01)	(0.01)	(0.02)		(0.04)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

TOTAL RETURN	2.24%		3.02%	1.13%	0.93%	1.64%		4.08%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$676,899		$629,028	$600,695	$622,233	$696,452		$760,268
Ratio of expenses to average net assets before expense waiver	0.29	%(c)	0.29%	0.29%	0.29%	0.67	%(b)	0.79%
Ratio of net expenses to average net assets after expense waiver	0.29	%(c)	0.29%	0.29%	0.29%	0.29%		0.29%
Ratio of net investment income to average net assets	4.47	%(c)	2.98%	1.11%	0.93%	1.62%		3.94%

(a)  Based on average shares outstanding.

(b)  Waiver was eliminated effective October 1, 2002.

(c)  The percentages shown for this period are annualized.

MONEY MARKET FUNDS

TIAA-CREF Fund — Institutional Money Market Fund

	Institutional Money Market Fund
	Institutional Class					Retail Class
	For the Years Ended September 30,
	2006	2005	2004	2003	2002	For the Period March 31, 2006 (commencement of operations) to September 30, 2006
SELECTED PER SHARE DATA
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Gain from investment operations:
Net investment income(a)	0.05	0.03	0.01	0.01	0.02	0.0 3
Net realized and unrealized gain (loss) on total investments	—	—	—	—	—	—

Total gain from investment operations	0.05	0.03	0.01	0.01	0.02	0.03

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.01)	(0.01)	(0.02)	(0.03)
Net realized gains	—	—	—	—	—	—

Total distributions	(0.05)	(0.03)	(0.01)	(0.01)	(0.02)	(0.03)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	4.70%	2.68%	1.10%	1.27%	1.89%	2.53	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$272,119	$200,545	$179,775	$175,247	$188,394	$127,318
Ratio of expenses to average net assets before expense waiver and reimbursement	0.14%	0.09%	0.09%	0.10%	0.28%	0.25	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.13%	0.09%	0.09%	0.09%	0.16%	0.25	%(c)
Ratio of net investment income to average net assets after expense waiver and reimbursement	4.65%	2.65%	1.10%	1.27%	1.71%	5.16	%(c)

(a)  Based on average shares outstanding.

(b)  The percentages shown for this period are not annualized.

(c)  The percentages shown for this period are annualized.

EXHIBIT E

Principal Holders of Retail Fund Shares

The following is a list of all shareholders known by the Retail Funds to own of record or beneficially 5% or more of any of the Retail Funds as of December 4, 2006:

SEI Private Trust Company
c/o TIAA-CREF
One Freedom Valley Drive
Oaks, PA 19456

The following shares are held for the benefit of clients of TIAA-CREF Trust Company, FSB. If any customer individually owns 5% of more of a fund, they are also reported separately below, under their names.

Retail Fund	Percentage of Holding	Shares
International Equity Fund	14.0 3%	4,894,322.599
Short-Term Bond Fund	42. 01%	7,8 44,657.652
High-Yield Bond Fund	36.43%	11, 311,459.477
Tax-Exempt Bond Fund	9.89%	1,78 7,940.746

TIAA-CREF Managed Allocation Fund
730 Third Avenue
New York, NY 10017

Retail Fund	Percentage of Holding	Shares
International Equity Fund	14.4 3%	5,03 2,794.950
Growth Equity Fund	22. 96%	11,90 1,902.997
Bond Plus Fund	43. 24%	20, 329,271.546

National Financial Services LLC
For the Exclusive Benefit of our Customers
PO Box 770001
Cincinnati, OH 45277-0033

Retail Fund	Percentage of Holding	Shares
Social Choice Equity Fund	6.8 3%	1,04 5,141.650

E-1

Charles Schwab & Co. Inc.
101 Montgomery St.
San Francisco CA 94104-4122

Retail Fund	Percentage of Holding	Shares
Equity Index Fund	10.2 1%	3,9 24,348.258
Social Choice Equity Fund	14.4 5%	2,21 2,756.178
High-Yield Bond Fund	13.5 5%	4, 204,270.418

Vanguard National Trust Company
PO Box 709
Valley Forge, PA 19482-0709

Retail Fund	Percentage of Holding	Shares
Social Choice Equity Fund	5. 27%	807,162.982

E-2

EXHIBIT F

Principal Holders of TIAA-CREF Fund Shares

The following is a list of all shareholders known by the TIAA-CREF Funds to own of record or beneficially 5% or more of any class of any of the TIAA-CREF Funds as of December 4, 2006:

Teachers Insurance and Annuity Association
730 Third Avenue
New York, NY 10017-320 6

TIAA-CREF Fund/Class	Percentage of Holding	Shares
Large-Cap Growth Fund — Retirement Class	17. 63%	50,000.000
Large-Cap Growth Fund — Institutional Class	66. 36%	900,000.000
Large-Cap Growth Fund — Retail Class	17. 61%	50,000.000
Growth & Income Fund — Retail Class	15. 41%	50,253.288
Equity Index Fund — Retirement Class	18.11%	50,000.000
Equity Index Fund — Retail Class	5. 09%	50,000.000
Managed Allocation Fund II — Retirement Class	5.97%	50,430.946
Managed Allocation Fund II — Institutional Class	100.00%	202,273.767
Bond Plus Fund II — Retirement Class	1 5.75%	51, 563.376
Bond Plus Fund II — Institutional Class	86. 37%	5,0 68,927.168
Bond Plus Fund II — Retail Class	1 2.97%	51, 567.319
Short-Term Bond Fund II — Retirement Class	1 2.63%	51, 450.692
Short-Term Bond Fund II — Institutional Class	87. 45%	5,0 59,310.458
Short-Term Bond Fund II — Retail Class	13. 16%	51, 529.615
High-Yield Fund II — Retirement Class	6. 05%	5 2,259.184
High-Yield Fund II — Institutional Class	91. 52%	5,1 39,545.021
High-Yield Fund II — Retail Class	14. 00%	5 2,256.815
Tax-Exempt Bond Fund II — Retail Class	8. 49%	51, 163.937
Tax-Exempt Bond Fund II — Institutional Class	100.00%	5,0 75,647.883

SEI Private Trust Company
c/o TIAA-CRE F
One Freedom Valley Drive
Oaks, PA 19456

The following shares are held for the benefit of clients of TIAA-CREF Trust Company, FSB.

TIAA-CREF Fund/Class	Percentage of Holding	Shares
International Equity Fund — Institutional Class	53.6 0%	17,5 22,704.255
Growth & Income Fund — Institutional Class	81. 27%	8,97 4,845.647
Equity Index Fund — Institutional Class	1 6.30%	10,419,058.256
Social Choice Equity Fund — Institutional Class	7 1.91%	6, 243,461.200
High-Yield Fund II — Institutional Class	7.51%	421,492.689
Short-Term Bond Fund II — Institutional Class	11.98%	693,278.995

SEI Private Trust Company
c/o Laird Norton
One Freedom Valley Drive
Oaks, PA 19456

TIAA-CREF Fund/Class	Percentage of Holding	Shares
Social Choice Equity Fund — Retail Class	70.51%	1,735,944.496

TIAA-CREF Managed Allocation Fund II
730 Third Avenue
New York, NY 10017

TIAA-CREF Fund/Class	Percentage of Holding	Shares
Large-Cap Growth Fund — Institutional Class	32. 22%	4 50,523.306
Bond Plus Fund II — Institutional Class	13. 63%	800,045.722

American Heart Association, Inc.
DBA Heritage Affiliate
122 E. 42nd Str., Fl. 18
New York, NY 10168-1899

TIAA-CREF Fund/Class	Percentage of Holding	Shares
Social Choice Equity Fund — Retail Class	8.36%	205,929.026

JP Morgan
TIAA-CREF Trust CO IRA Program
C/O JP Morgan Chase Bank
3 Metrotech Center — Floor 6
Brooklyn, NY 11245-0001

TIAA-CREF Fund/Class	Percentage of Holding	Shares
International Equity Fund — Retirement Class	3 5. 11%	1 5,020,930.278
Growth & Income Fund — Retirement Class	4 7.51%	4, 897,481.811
Equity Index Fund — Retirement Class	76.59%	211,492.231
Social Choice Equity Fund — Retirement Class	4 4.85%	3,4 72,811.249
Bond Plus Fund II — Retirement Class	80.25%	2 62,804.809
High-Yield Fund II — Retirement Class	9 3.11%	803,784.492
Money Market Fund — Retirement Class	98.7 5%	42, 756,070.970
Large-Cap Growth Fund — Retirement Class	8 0.28%	22 7,702.447
Managed Allocation Fund II — Retirement Class	21. 56%	1 82,178.261
Short-Term Bond Fund II — Retirement Class	8 6.36%	3 5 1,808.744

TIAA-CREF
JP Morgan Retirement Plans Program
C/O JP Morgan Chase Bank
3 Metrotech Center — Floor 6
Brooklyn, NY 11245-0001

TIAA-CREF Fund/Class	Percentage of Holding	Shares
International Equity Fund — Retirement Class	64. 71%	2 7,680,218.343
Growth & Income Fund — Retirement Class	5 2.41%	5, 402,648.484
Social Choice Equity Fund — Retirement Class	5 5.01%	4, 259,613.622
Managed Allocation Fund II — Retirement Class	72. 45%	61 2,243.955

ING National Trust
151 Farmington Ave.
Hartford, CT 06156-0001

TIAA-CREF Fund/Class	Percentage of Holding	Shares
Equity Index Fund — Institutional Class	6.09%	3,8 89,882.754

CHET (529 Plan)
Office of the Treasurer
55 Elm Street
Hartford, CT 06106

TIAA-CREF Fund/Class	Percentage of Holding	Shares
Equity Index Fund — Institutional Class	29.48%	1 8,843,375.807
Money Market Fund — Institutional Class	23.47	39,671,070.270

Georgia Higher Education Savings Plan (529 Plan)
PO Box 105307
Atlanta, GA 30348-5307

TIAA-CREF Fund/Class	Percentage of Holding	Shares
Equity Index Fund — Institutional Class	20.55%	13,133,701.686
Money Market Fund — Institutional Class	5.63%	9,517,537.180

The Kentucky Education Savings Plan Trust (529 Plan)
PO Box 8100
Boston, MA 02266-8100

TIAA-CREF Fund/Class	Percentage of Holding	Shares
Growth & Income Fund — Institutional Class	17. 22%	1, 901,633.307

Michigan Education Savings Program (529 Plan)
Executive Director — Met
Director of Treasury
PO Box 30198
Lansing, MI 48909

TIAA-CREF Fund/Class	Percentage of Holding	Shares
International Equity Fund — Institutional Class	16.4 5%	5,3 76,551.941
Equity Index Fund — Institutional Class	14.18	9,060,758.597
Money Market Fund — Institutional Class	38.35%	64,818,702.690

The Minnesota College Savings Plan (529 Plan)
PO Box 64028
St. Paul, MN 555164-0028

TIAA-CREF Fund/Class	Percentage of Holding	Shares
International Equity Fund — Institutional Class	12.95%	4,233,660.502
Equity Index Fund — Institutional Class	8.65%	5,529,758.910
Money Market Fund — Institutional Class	12.97%	21,916,472.700

Oklahoma College Savings Plan
P.O. Box 8193
Boston, MA 02266-8193

TIAA-CREF Fund/Class	Percentage of Holding	Shares
Money Market Fund — Institutional Class	5.18%	8,761,995.590

Charles Schwab & Co. Inc.
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

TIAA-CREF Fund/Class	Percentage of Holding	Shares
Social Choice Equity Fund — Institutional Class	19.79%	1,718,195.682

American Council of Learned Societies
633 3rd Ave., Fl. 8
New York, NY 10017-6706

TIAA-CREF Fund/Class	Percentage of Holding	Shares
Money Market Fund — Retail Class	8.47%	12,632,588.430

Weimin Dong
Shanshan Kang (Jt. Ten.)
112 Monroe Dr.
Palo Alto, CA 94306-4413

TIAA-CREF Fund/Class	Percentage of Holding	Shares
Tax-Exempt Bond Fund II — Retail Class	9. 23%	55, 677.660

Ura J. Oyemade Bailey
517 Ellsworth Dr.
Silver Spring, MD 20910-4268

TIAA-CREF Fund/Class	Percentage of Holding	Shares
Tax-Exempt Bond Fund II — Retail Class	5. 16%	31,117.075

Victor DeLuca
Nicholas Jacangelo T TEES
Jessi e Smith Noyes Foundation Inc.
6E 39th Street
New York, NY 10016-0112

TIAA-CREF Fund/Class	Percentage of Holding	Shares
Social Choice Equity Fund — Institutional Class	7.65%	664,365.833

Donaldson Luf kin & Jenrette
Securities Corp.
PO Box 2052
Attn: Mutual Funds, 14th Fl.
Jersey City, NJ 07303-2052

TIAA-CREF Fund/Class	Percentage of Holding	Shares
Large-Cap Growth Fund — Retail Class	1 7.10%	4 8,548.999
Bond Plus Fund II — Retail Class	13. 25%	5 2,678.531
Short-Term Bond Fund II — Retail Class	17. 94%	70,247.397
Tax-Exempt Bond Fund II — Retail Class	9. 18%	5 5,341.732
International Equity Fund — Retail Class	7. 97%	14 6,470.211
Growth & Income Fund — Retail Class	5.3 0%	17,287 .555
High-Yield Fund II — Retail Class	8. 50%	31, 716.517

All Souls Episcopal Church
c/o James H. Solomon
2300 Cathedral Ave. NW
Washington, DC 20008-1505

TIAA-CREF Fund/Class	Percentage of Holding	Shares
Large-Cap Growth Fund — Retail Class	5. 13%	14,563.107

Ruth Ann Glick, Ttee
Ruth Ann Glick Revocable Trust
DTD 3/8/06
944 Center of Town Rd.
White River Junction, VT 05001-9614

TIAA-CREF Fund/Class	Percentage of Holding	Shares
Bond Plus Fund II — Retail Class	5. 10%	20,270.327

Priscilla A. & David W. Towle
Francis A. Towle & Nelson &
Joan Towle Rev. Trust Ten Com.
3900 Yorktowne Blvd., Apt. 1101
Port Or ange, FL 32129-6010

TIAA-CREF Fund/Class	Percentage of Holding	Shares
Tax-Exempt Bond Fund II — Retail Class	5. 67%	34, 187.831

State Street Bank & Trust Company
For the Rollover IRA of:
Raymond F. Machacek
316 Nagog Hill Rd.
Acton, M A 01720-3234

TIAA-CREF Fund/Class	Percentage of Holding	Shares
Bond Plus Fund II — Retail Class	11. 28%	44, 850.738

APPENDIX I

Additional Information About t he TIAA-CREF Funds

Calculating Share Price

We determine the net asset value (“NAV”) per share, or share price, of a Fund on each day the New York Stock Exchange (the “NYSE”) is open for business. The NAV for each Fund is calculated as of the time when regular trading closes on the NYSE (generally, 4:00 p.m. Eastern Time). We will not price Fund shares on days that the NYSE is closed. We compute a Fund’s NAV by dividing the value of the Fund’s assets, less its liabilities, by the number of outstanding shares of that Fund.

If a Fund invests in foreign securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the value of the foreign securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares.

For Funds other than the Money Market Fund, we usually use market quotations or independent pricing services to value securities and other instruments held by the Funds. If market quotations or independent pricing services are not readily available, we will use a security’s “fair value,” as determined in good faith by or under the direction of the Board of Trustees. We may also use fair value if events that have a significant effect on the value of an investment (as determined in our sole discretion) occur between the time when its price is determined and the time a Fund’s NAV is calculated. For example, we might use a domestic security’s fair value when the exchange on which the security is principally traded closes early or when trading in the security is halted and does not resume before a Fund’s NAV is calculated. The use of fair value pricing may result in changes to the prices of portfolio securities that are used to calculate a Fund’s NAV.

Fair value pricing most commonly occurs with securities that are primarily traded outside of the United States. Fair value pricing may occur for instance, where there are significant market movements in the U.S. after foreign markets have closed, and there is the expectation that securities traded on foreign markets will adjust to the price levels in the U.S. when their markets open the next day. In these cases, we may fair value certain foreign securities when we feel the last traded price on the foreign market does not reflect the value of that security at 4:00 p.m. Eastern Time. This may have the effect of decreasing the ability of market timers to engage in “stale price arbitrage,” which takes advantage of the perceived difference in price from a foreign market closing price. While using a fair value price for foreign securities decreases the ability of market timers to make money by exchanging into or out of an affected Fund to the detriment of longer-term shareholders, it does eliminate some of the certainty in pricing obtained by using actual market close prices.

Our fair value pricing procedures provide, among other things, for us to examine whether to fair value foreign securities when there is a significant movement in the value of a

APPENDIX I-1

U.S. market index between the close of one or more foreign markets and the close of the NYSE. We also examine the prices of individual securities to determine, among other things, whether their price reflects fair value at the close of the NYSE based on market movements. Additionally, we may fair value domestic securities when we feel the last market quotation is not readily available or we feel it does not represent the fair value of that security.

Money market instruments (other than those in the Money Market Fund) with maturities of one year or less are valued using market quotations or independent pricing sources or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other.

To calculate the Money Market Fund ’s NAV per share, we value its portfolio securities at their amortized cost. This valuation method does not take into account unrealized gains or losses on the Fund’s portfolio securities. Amortized cost valuation involves first valuing a security at cost, and thereafter assuming an amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the security’s market value. While this method provides certainty in valuation, there may be times when the value of a security, as determined by amortized cost, may be higher or lower than the price the Money Market Fund would receive if it sold the security.

Dividends and Distributions

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from securities held by the Fund and capital gains realized from the sale of securities. The following table shows how often we plan to pay dividends on each Fund:

Fund	Dividend Paid
International Equity Fund	Annually
Large-Cap Growth Fund	Annually
Growth & Income Fund	Quarterly
Equity Index Fund	Annually
Social Choice Equity Fund	Annually
Managed Allocation Fund II	Quarterly
Bond Plus Fund II	Monthly
Short-Term Bond Fund II	Monthly
High-Yield Fund II	Monthly
Tax-Exempt Bond Fund II	Monthly
Money Market Fund	Monthly

APPENDIX I-2

Although we pay dividends monthly from the Money Market Fund , these dividends are calculated and declared daily.

We intend to pay net capital gains from Funds that have them once a year.

Holders of Institutional Class or Retail Class shares can elect from among the following distribution options:

1.	Reinvestment Option, Same Fund. We automatically reinvest your dividend and capital gain distributions in additional shares of the Fund. Unless you elect otherwise, this will be your default distribution option.

2.	Reinvestment Option, Different Fund. We automatically reinvest your dividend and capital gain distributions in additional shares of another Fund in which you already hold shares.

3.	Income-Earned Option. We automatically reinvest your long-term capital gain distributions, but you will be sent a check for each dividend and short-term capital gain distribution.

4.	Capital Gains Option. We automatically reinvest your dividend and short-term capital gain distributions, but you will be sent a check for each long-term capital gain distribution.

5.	Cash Option. We send a check for your dividend and each capital gain distribution.

We make distributions for each Fund on a per share basis to the shareholders of record on the Fund’s distribution date. We do this regardless of how long the shares have been held. That means if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of “Buying a dividend” below). Cash distribution checks will be mailed within seven days of the distribution date.

Taxes

As with any investment, you should consider how your investment in any Fund will be taxed.

Taxes on dividends and distributions.  Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you must pay federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions from a Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term

APPENDIX I-3

capital gains. Every January, we will send you and the Internal Revenue Service (“IRS”) a statement showing the taxable distributions paid to you in the previous year from each Fund. Long-term capital gain distributions generally may be taxed at a maximum federal rate of 15 percent to individual investors (or at 5 percent to individual investors who are in the 10-percent or 15-percent tax bracket). Whether or not a capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

Under recent legislation, a portion of ordinary income dividends paid by a Fund to individual investors may constitute “qualified dividend income” that is currently subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify for this treatment will depend on the aggregated qualified income received by a Fund. Notwithstanding this, certain holding period requirements with respect to an individual’s shares in a Fund may apply to prevent the individual from treating any portion of a dividend as “qualified dividend income.” Additional information about this can be found in the SAI for the TIAA-CREF Funds.

Special considerations for Tax-Exempt Bond Fund II Shareholders.  The Tax-Exempt Bond Fund II expects to distribute “exempt-interest dividends.” These dividends will be exempt income for regular federal income tax purposes. However, any distributions derived from the fund’s net long-term capital gains will ordinarily be taxable to shareholders as long-term capital gains. Any distributions derived from taxable interest income, net short-term capital gains, market discount and certain net realized foreign exchange gains will be taxable to shareholders as ordinary income.

If you borrow money to purchase or hold Tax-Exempt Bond Fund II shares, the interest on the money you borrow usually will not be deductible for federal income tax purposes.

Some of the exempt-interest dividends that the Tax-Exempt Bond Fund II pays come from its investments in private activity bonds. These dividends may be an item of tax preference in determining your federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other elements of adjusted gross income in determining whether or not any Social Security or railroad retirement payments you may receive are subject to federal income taxes.

If you hold shares in the Tax-Exempt Bond Fund II for six months or less, and you sell or exchange them for a loss, you can’t claim the full amount of the loss for federal income tax purposes if you have received an exempt interest dividend from the fund. The dividend amount must be deducted from the loss you claim.

Taxes on transactions.  Unless a transaction involves Fund shares held in a tax- deferred account, redemptions, including sales and exchanges to other Funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

APPENDIX I-4

Whenever you sell shares of a Fund, we will send you a confirmation statement showing how many shares you sold and at what price. However, you or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

Backup withholding.  If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, we are required by law to withhold 28 percent of all distributions and redemption proceeds paid from your account. We are also required to begin backup withholding if instructed by the IRS to do so.

“Buying a dividend.”  If you buy shares just before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as “buying a dividend.” For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 per share dividend. After the dividend was paid, each share would be worth $9.75, and you would have to include the $0.25 per share dividend in your gross income for tax purposes.

Effect of foreign taxes.  Foreign governments may impose taxes on a Fund and its investments and these taxes generally will reduce such Fund’s distributions. If a Fund qualifies to pass through a credit or deduction for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

Other restrictions.  There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund may have to limit its investment in some types of instruments.

Special considerations for certain institutional investors.  If you are a corporate investor, a portion of the dividends from net investment income paid by a Fund may qualify in your hands for the corporate dividends-received deduction. The portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income received by the Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

Clients of TIAA-CREF Trust Company, FSB.  If you purchased Fund shares through TIAA-CREF Trust Company, FSB, it is responsible for providing you with a statement showing taxable distributions paid to you from each Fund.

Taxes Related to Employee Benefit Plans or IRAs.  Generally, individuals are not subject to federal income tax in connection with Institutional or Retirement Class shares they hold (or that are held on their behalf) in participant or custody accounts under Code section 401(a) employee benefit plans (including 401(k) and Keogh plans), Code section

APPENDIX I-5

403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA or Keogh account, please consult your plan administrator, TIAA-CREF or your tax advisor.

This information is only a brief summary of certain federal income tax information about your investment in a Fund. The investment may have state, local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in a Fund in your particular situation. Additional tax information can be found in the SAI for the TIAA-CREF Funds.

Your Account: Buying, Selling or Exchanging Shares — Institutional
Class Shares

How to Purchase Shares

Eligible Investors

Institutional class shares of TIAA-CREF Institutional Mutual Funds are only available for purchase by or through certain intermediaries affiliated with TIAA-CREF (“TIAA-CREF Intermediaries”), such as TIAA-CREF Trust Company, FSB (the “Trust Company”), or other persons, such as state-sponsored tuition savings plans, or employer-sponsored employee benefit plans, who have entered into a contract or arrangement with a TIAA-CREF Intermediary that enables them to purchase shares of the Funds, or other affiliates of TIAA-CREF or other persons that the TIAA-CREF Institutional Mutual Funds may approve from time to time. Under certain circumstances, this class may be offered through accounts established by employers, or the trustees of plans sponsored by employers, through TIAA-CREF in connection with certain employee benefit plans, such as (401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans, or through custody accounts established by individuals through TIAA-CREF as IRAs. Shareholders investing through such a plan may have to pay additional expenses related to the administration of such plans. Collectively with TIAA-CREF Intermediaries, these other contractually eligible investors are referred to as “Eligible Investors” in the rest of this prospectus.

Purchases by Eligible Investors

Only Eligible Investors may invest in the Funds. All other prospective investors should contact their TIAA-CREF intermediary for applicable purchase requirements. All purchases must be in U.S. dollars. There may be circumstances when we will not permit Eligible Investors to invest in one or more of the Funds. We reserve the right to suspend or terminate the offering of shares by one or more Funds. We also reserve the right to reject any specific purchase request.

APPENDIX I-6

We impose no minimum investment requirement for Eligible Investors and consider all requests for purchases to be received when they are received in “good order . ” However, investors purchasing Institutional Class shares through Eligible Investors (like financial intermediaries or employee plans) may purchase shares only in accordance with instructions and limitations pertaining to their account at the intermediary or plan. These Eligible Investors may set different minimum investment requirements for their customers’ investments in Institutional Class shares. Please contact your intermediary or plan sponsor for more information.

To purchase shares, an Eligible Investor should instruct its bank to wire money to:

State Street Bank and Trust Company ABA Number 011000028 DDA Number 9905-454-6.

Specify on the wire:

(1)	TIAA-CREF Institutional Mutual Funds;

(2)	account registration (names of registered owners), address and social security number(s) or taxpayer identification number;

(3)	whether the investment is for a new or existing account (provide Fund account number if existing); and

(4)	the Fund or Funds in which you want to invest, and amount to be invested in each.

Investing through the Trust Company

Clients of the Trust Company may invest in TIAA-CREF Institutional Mutual Funds only through the Trust Company, which is an Eligible Investor and serves as the TIAA-CREF Intermediary for its clients. Contact the Trust Company regarding how investments in Fund shares are held for your benefit. In addition to the fees and expenses deducted by the Funds, you may be charged a fee by the Trust Company for the services it provides you.

Points to Remember for All Purchases

•	Each investment by an Eligible Investor in TIAA-CREF Institutional Mutual Funds must be for a specified dollar amount. We cannot accept purchase requests specifying a certain price, date, or number of shares; we will return these investments.

•	If you invest in TIAA-CREF Institutional Mutual Funds through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Funds). Contact the Eligible Investor to learn whether there are any other conditions, such as a minimum investment requirement, on your transactions. In addition, Eligible Investors that are not themselves affiliated with

APPENDIX I-7

TIAA-CREF may be charged a fee by their TIAA-CREF Intermediary (in addition to the fees and expenses deducted by the Funds).

•	If we do not receive good funds through wire transfer, we will treat this as a redemption of the shares purchased when your wire transfer is received. You will be responsible for any resulting loss incurred by any of the Funds. If you are already a shareholder, we can redeem shares from any of your account(s) as reimbursement for all losses. We also reserve the right to restrict you from making future purchases in any of the Funds.

•	Federal law requires us to obtain, verify and record information that identifies each person who opens an account. Until we receive the information we need, we may not be able to open an account or effect transactions for you. Furthermore, if we are unable to verify your identity, or that of another person authorized to act on your behalf, or if we believe that we have identified potentially criminal activity, we reserve the right to take such action as we deem appropriate, which may include closing your account.

In-Kind Purchases of Shares

The Advisor, at its sole discretion, may permit an Eligible Investor to purchase shares with investment securities (instead of cash), if: (1) the Advisor believes the securities are appropriate investments for the particular Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund’s investment restrictions. If the Fund accepts the securities, the Eligible Investor’s account will be credited with Fund shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact their TIAA-CREF Intermediary.

How to Redeem Shares

Redemptions by Eligible Investors

Eligible Investors can redeem (sell) their Fund shares at any time. If your shares were purchased through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares purchased through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your TIAA-CREF Intermediary.

We will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will be returned.

We accept redemption orders through a telephone request made by calling 800 897-9069.

APPENDIX I-8

Usually, we send redemption proceeds to the Eligible Investor on the second business day after we receive a redemption request, but not later than seven days afterwards, assuming the request is in good order . If a redemption is requested shortly after a recent purchase by check, the redemption proceeds may not be paid until payment for the purchase is collected. This can take up to ten days.

We can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

We send redemption proceeds to the Eligible Investor at the address or bank account of record. If proceeds are to be sent elsewhere, we will require a letter of instruction from the Eligible Investor with a signature guarantee. We can send the redemption proceeds by check to the address of record or by wire transfer.

Redeeming Shares through the Trust Company

If you purchased shares through the Trust Company, it is responsible for making any redemption proceeds available to you. In addition, the Trust Company may impose its own restrictions on your ability to redeem shares. Please contact the Trust Company directly for more information.

In-Kind Redemptions of Shares

Large redemptions by any Eligible Investor that exceed the lesser of $250,000 or 1% of a Fund’s assets during any 90-day period may be considered detrimental to the Fund’s other shareholders. Therefore, at its sole discretion, the Fund may require that you take a “distribution in-kind” upon redemption and may give you portfolio securities instead of cash. The securities you receive in this manner represent a portion of the Fund’s entire portfolio.

How to Exchange Shares

Exchanges by Eligible Investors

Eligible Investors can exchange Institutional Class shares in a Fund for Institutional Class shares of any other Fund at any time. (An exchange is a simultaneous redemption of shares in one Fund and a purchase of shares in another Fund.) If you hold shares through a TIAA-CREF Intermediary or other Eligible Investor, contact the Eligible Investor for applicable exchange requirements. Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and social security number(s) or taxpayer identification number. An exchange is considered a sale of securities, and therefore is a taxable event.

APPENDIX I-9

We reserve the right, at our sole discretion, to reject any exchange request and to modify, suspend, or terminate the exchange privilege at any time for any shareholder or class of shareholders. We may do this, in particular, when we deem your transaction activity to be harmful to the Fund, including market timing activity.

Eligible Investors can make an exchange through a telephone request by calling 800 897-9069. Once made, an exchange request cannot be modified or canceled.

Making Exchanges through the Trust Company

If you purchased shares through the Trust Company, it is responsible for making any exchanges on your behalf. In addition, the Trust Company may impose its own restrictions on your ability to make exchanges. Please contact the Trust Company directly for more information.

Other Investor Information

Good Order.  Requests for transactions by Eligible Investors will not be processed until they are received in good order. “Good order” means that an Eligible Investor’s transaction request includes its Fund account number, the amount of the transaction (in dollars or shares), signatures of all account owners exactly as registered on the account, and any other supporting legal documentation that may be required.

Share Price.  If an Eligible Investor purchases or redeems shares anytime before the NYSE closes (usually 4:00 p.m. Eastern Time), the transaction price will be the NAV per share for that day. If an Eligible Investor makes a purchase or redemption request after the NYSE closes, the transaction price will be the NAV per share for the next business day. If you purchased shares through an Eligible Investor, the Eligible Investor (including the Trust Company) may require you to communicate to it any purchase, redemption, or exchange request before a specified deadline earlier than 4:00 p.m. in order to receive that day’s NAV per share as the transaction price.

Taxpayer Identification Number.  Each Eligible Investor must provide its taxpayer identification number (which, for most individuals, is your social security number) to us and indicate whether or not it is subject to back-up withholding. If an Eligible Investor does not furnish its taxpayer identification number, redemptions and exchanges of shares, as well as dividends and capital gains distributions, will be subject to back-up tax withholding.

Signature Guarantee.  For some transaction requests by an Eligible Investor, we may require a letter of instruction from the Eligible Investor with a signature guarantee. This requirement is designed to protect you and the TIAA-CREF Institutional Mutual Funds from fraud, and to comply with rules on stock transfers.

APPENDIX I-10

Transferring Shares.  An Eligible Investor may transfer ownership of its shares to another person or organization that also qualifies as an Eligible Investor or may change the name on its account by sending us written instructions. All registered owners of the account must sign the request and provide signature guarantees.

Market Timing/Excessive Trading Policy — Institutional Class

There are shareholders who may try to profit from exchanging shares money back and forth among the Funds, in an effort to “time” the market. As money is shifted in and out of the Funds, they incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs.

Other than fair value pricing of our international portfolio securities, no specific market timing or excessive trading policies and procedures have been adopted by the Board of Trustees for Institutional Class shares held through the Trust Company, tuition plans administered by a TIAA-CREF Intermediary, or the TIAA-CREF Lifecycle Funds. It was determined that the nature of these investors makes it unlikely that they would or could market time Fund shares. Trust Company clients must input all trades in Fund shares through the Trust Company, which, as a policy, does not promote or provide market timing services and will not allow clients to utilize a market timing strategy or excessively trade in Fund shares. Additionally, tuition plan investors have limits on their ability to change investment options and may be subject to penalties for early or frequent redemptions. Furthermore, the TIAA-CREF Lifecycle Funds impose market timing restrictions on their shareholders, and the Advisor, which also serves as investment adviser to the Lifecycle Funds, follows a systemic asset allocation model, with preset target allocations not designed to time the market.

As we make Institutional Class shares available to additional types of investors, we expect to impose market timing policies for the Institutional Class similar to the policies in place for either the Retirement Class or Retail Class shares, as applicable or necessary. Such policies may include restrictions on the number of exchanges that can be made with respect to Institutional Class shares during a specified time period.

As with all Funds, we reserve the right to reject any purchase or exchange request that we regard as disruptive to the Funds’ efficient portfolio management. A purchase or exchange request could be rejected because of the timing or amount of the investment or because of a history of excessive trading by the investor. In addition, we can suspend or terminate your ability to transact by telephone, fax or over the Internet at any time, for any reason, including to prevent market timing. We also fair value price our international portfolio securities when necessary to assure that the Fund prices accurately reflect the value of the portfolio securities held by the Funds as of 4:00 p.m., thereby minimizing any potential stale price arbitrage by market timers.

APPENDIX I-11

The Funds are not appropriate for market timing. You should not invest in the Funds if you want to engage in market timing activity

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

If you invest through an Eligible Investor, the Eligible Investor may apply its own market timing or excessive trading policies on transactions in Institutional Class shares.

Retail Class Shares

Types Of Accounts

Retail Class shares of the TIAA-CREF Institutional Mutual Funds are available for purchase in the following types of accounts:

•	Individual accounts (for one person) or joint accounts (more than one person) including Transfer on Death (TOD) accounts .

•	Trust accounts (other than foreign trust accounts).

•	Accounts for a minor child under the Uniform Gift to Minors Act (UGMA) or Uniform Transfer to Minors Act (UTMA).

•	Traditional IRAs and Roth IRAs. These accounts let you shelter investment income from federal income tax while saving for retirement.

•	Coverdell Education Savings Accounts (“Coverdell” accounts, formerly Education IRAs). These accounts let you shelter investment income from federal income tax while saving to pay qualified higher education expenses of a designated beneficiary.

•	Corporate and institutional accounts.

•	Affiliated investment companies.

We will only accept accounts with a U.S. address of record; we will not accept accounts with a foreign address of record. Additionally, we will not accept a post office box as the address of record for accounts.

For more information about opening an IRA or corporate or institutional account, please call us at 800 223-1200, Monday through Friday, from 8:00 a.m. to 10:00 p.m. Eastern Time.

How To Open An Account And Make Subsequent Investments

To open an account, send us a completed application with your initial investment. If you want an application, or if you have any questions or need help completing the

APPENDIX I-12

application, call one of our consultants at 800 223-1200. You can also download and print the application from our website at www.tiaa-cref.org.

The minimum initial investment for Traditional IRA, Roth IRA and Coverdell accounts is $2,000 per Fund account. The minimum initial investment for all other accounts, including custodial (UGMA/UTMA) accounts is $2,500 per Fund account.

Subsequent investments per Fund for all account types must be at least $100. All purchases must be in U.S. dollars and checks must be drawn on U.S. banks. We will not accept payment in the following forms: travelers checks, money orders, credit card convenience checks, cashier’s checks, cash or starter checks. We will not accept corporate checks for investment into non-corporate accounts.

We consider all requests for purchases, checks and other forms of payments to be received when they are received in “good order . ” We will not accept third party checks. (We consider any check not made payable directly to TIAA-CREF Institutional Mutual Funds-Retail Class as a third party check). We cannot accept checks made out to you or other parties and signed over to us.

To Open An Account On-Line:  Please visit our Web Center at www.tiaa-cref.org and click on Mutual Funds. You can establish an individual, joint, custodian (UGMA or UTMA), Traditional IRA and Roth IRA account. For assistance in completing these transactions, please call 800 223-1200. Once completed, your transaction cannot be modified or canceled.

To Open An Account By Mail:  Send your check, made payable to TIAA-CREF Institutional Mutual Funds-Retail Class, and application to:

First Class Mail:	The TIAA-CREF Institutional Mutual Funds — Retail Class c/o Boston Financial Data Services P.O. Box 8009 Boston, MA 02266-8009
Overnight Mail:	The TIAA-CREF Institutional Mutual Funds — Retail Class c/o Boston Financial Data Services 66 Brooks Drive Braintree, MA 02184-3839

Once submitted, your transaction cannot be modified or canceled.

APPENDIX I-13

To Open An Account By Wire:  Send us your application by mail, then call us to confirm that your account has been established. Instruct your bank to wire money to:

State Street Bank
ABA Number 011000028
DDA Number 99052771

Specify on the wire:

•	The TIAA-CREF Institutional Mutual Funds-Retail Class

•	Account registration (names of registered owners), address and social security number(s) or taxpayer identification number

•	Indicate if this is for a new or existing account (provide Fund account number if existing)

•	The Fund(s) in which you want to invest, and amount per Fund to be invested

You can purchase additional shares in any of the following ways:

By Mail:  Send a check to either of the addresses listed above with an investment coupon from a previous confirmation statement. If you do not have an investment coupon, use a separate piece of paper to give us your name, address, Fund account number, and the Fund(s) you want to invest in and the amount to be invested in each Fund(s).

By Automatic Investment Plan (AIP):  You can make subsequent investments automatically by electing to utilize the Automatic Investment Plan on your initial application or later upon request. By electing this option you authorize us to take regular, automatic withdrawals from your bank account.

To begin this service, send us a voided check or savings account investment slip. It will take us up to 10 days from the time we receive it to set up your Automatic Investment Plan. You can make automatic investments semi-monthly or monthly (on the 1st and 15th of each month or on the next business day if those days are not business days). Investments must be made for at least $100 per Fund account.

You can change the date or amount of your investment, or terminate the Automatic Investment Plan, at any time by letter or by telephone. The change will take effect approximately 5 business days after we receive your request.

By Telephone:  Call 800 223-1200. You can make electronic withdrawals from your designated bank account to buy additional Retail Class shares of the TIAA-CREF Institutional Mutual Funds over the telephone. There is a $100,000 limit on these purchases. Telephone requests cannot be modified or canceled.

All shareholders automatically have the right to buy shares by telephone provided bank account information and a voided check was provided at the time the account was established. If you do not want the telephone purchase option, you can indicate this on

APPENDIX I-14

the application or call us at 800 223-1200 any time after opening your account. You may add this privilege after the account has been established by completing an Account Services Form, which you can request by calling 800 223-1200, or you may download it from our website.

Over the Internet:  With TIAA-CREF’s Web Center, you can make electronic withdrawals from your designated bank account to buy additional shares over the Internet. There is a $100,000 limit on these purchases. TIAA-CREF’s Web Center can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org.

Before you can use TIAA-CREF’s Web Center, you must enter your social security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA-CREF’s Web Center will lead you through the transaction process, and we will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA-CREF’s Web Center are recorded electronically. Once made, your transactions cannot be modified or canceled.

By Wire:  To buy additional shares by wire, follow the instructions above for opening an account by wire (you do not have to send us an application again).

Points To Remember For All Purchases

•	Your investment must be for a specified dollar amount. We cannot accept purchase requests specifying a certain price, date, or number of shares; we will return these investments.

•	We reserve the right to reject any application or investment. There may be circumstances when we will not accept new investments in one or more of the Funds.

•	Your ability to purchase shares may be restricted due to limitations on exchanges. See “Points to Remember When Exchanging” below.

•	If you have a securities dealer (including a mutual fund “supermarket”), bank, or other financial institution handle your transactions, they may charge you a fee. Contact them to find out if they impose any other conditions, such as a higher minimum investment requirement, on your transaction.

•	If your purchase check does not clear or payment on it is stopped, or if we do not receive good funds through electronic funds transfer, we will treat this as a redemption of the shares purchased when your check or electronic funds were received. You will be responsible for any resulting loss incurred by any of the Funds or the Advisor. If you are already a shareholder, we can redeem shares from any of your account(s) as reimbursement for all losses. We also reserve the right to restrict you from making future purchases in any of the Funds. There is a $25 fee for all returned items, including checks and electronic funds transfers.

APPENDIX I-15

•	Federal law requires us to obtain, verify and record information that identifies each person who opens an account. Until you provide us with the information we need, we may not be able to open an account or effect transactions for you. Furthermore, if we are unable to verify your identity, or that of another person authorized to act on your behalf, or if we believe that we have identified potentially criminal activity, we reserve the right to take such action as we deem appropriate, which may include closing your account.

How To Redeem Shares

You can redeem (sell) your Retail Class shares at any time. Redemptions must be for at least $250 or the balance of your investment in a Fund, if less.

Usually, we send your redemption proceeds to you on the second business day after we receive your request, but not later than seven days afterwards, assuming the request is in good order . If you request a redemption of shares shortly after you have purchased those shares by check or automatic investment plan, we will process your redemption but will hold your redemption proceeds for up to 10 calendar days to allow the check or automatic investment to clear.

We send redemption proceeds to the shareholder of record at his/her address or bank of record. If proceeds are to be sent to someone else, a different address, or a different bank, we will require a letter of instruction with a medallion signature guarantee for each account holder . We can send your redemption proceeds in several different ways: by check to the address of record; by electronic transfer to your bank; or by wire transfer (minimum of $5,000). Before calling, read “Points to Remember When Redeeming,” below. We can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

You Can Redeem Shares In Any Of The Following Ways:

By Mail:  Send your written request to either of the addresses listed in the “How to Open an Account and Make Subsequent Investments” section. Requests must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, medallion signature guarantees (if required), and any other required supporting legal documentation. Once mailed to us, your redemption request is irrevocable and cannot be modified or canceled.

By Telephone:  Call 800 223-1200 to redeem shares in amounts under $50,000. Once made, your telephone request cannot be modified or canceled.

APPENDIX I-16

All shareholders have the telephone redemption option automatically. If you do not want to be able to redeem by telephone, indicate this on your application or call us any time after opening your account. Telephone redemptions are not available for IRA accounts.

By Systematic Redemption Plan:  You can elect this feature only from Funds with balances of at least $5,000. We will automatically redeem shares in a particular Fund each month or quarter (on the 1st or 15th of the month or on the following business day if those days are not business days) and provide you with a check or electronic transfer to your bank. You must specify the dollar amount (minimum $250) of the redemption and from which Fund you want to redeem shares.

If you want to set up a systematic redemption plan, contact us and we will send you the necessary forms. All owners of an account must sign the systematic redemption plan request. Similarly, all owners must sign any request to increase the amount or frequency of the systematic redemptions or a request for payments to be sent to an address other than the address of record. A medallion signature guarantee is required for this address change.

We can terminate the systematic redemption plan option at any time, although we will notify you if we do. You can terminate the plan or reduce the amount or frequency of the redemptions by writing or calling us. Requests to establish, terminate, or change the amount or frequency of redemptions will become effective within 5 days after we receive your instructions.

By Check:  If you’ve elected the Money Market Fund’s check writing privilege, you can make redemptions from the Money Market Fund by check. All registered owners must sign a signature card before the privilege can be exercised. You can establish check writing on your account when you apply or later upon request. Checks are issued 10 days after the check writing privilege has been added to the account.

For joint accounts, we require only the signature of any one owner on a check. You can write up to 24 checks per year, as long as each check is for at least $250. Checks written for less than $250 will not be honored. We reserve the right to charge a $25 fee if there are insufficient Money Market Fund shares in your account to cover the amount of the check; or for each check you write if you have already written 24 checks in one year.

You cannot write a check to close your Money Market Fund account because the value of the Fund changes daily as dividends are accrued. You also cannot write a check to redeem shares from the Money Market Fund for 10 days after your check or automatic investment plan payment to purchase Money Market Fund shares is received if your Fund account does not otherwise have a sufficient balance to support the redemption check.

Points To Remember When Redeeming:

•	We cannot accept redemption requests specifying a certain price or date; these requests will be returned.

APPENDIX I-17

•	If you request a redemption by telephone within 30 days of changing your address, or if you would like the proceeds sent to someone else, you must send us your request in writing with a medallion signature guarantee of all owners exactly as registered on the account.

•	For redemptions of more than $250,000, we reserve the right to give you marketable securities instead of cash.

How To Exchange Shares

Investors holding Retail Class shares of a Fund are accorded certain exchange privileges involving their Retail Class shares of a Fund. For purposes of making an exchange involving Retail Class shares, an “exchange” means:

•	a sale (redemption) of Retail Class shares of one Fund and the use of the proceeds to purchase Retail Class shares of another Fund;

•	a sale (redemption) of Retail Class shares of one Fund and the use of the proceeds to purchase shares of a mutual fund of TIAA-CREF Mutual Funds; and

•	a sale (redemption) of shares of a mutual fund of TIAA-CREF Mutual Funds and the use of the proceeds to purchase of Retail Class shares of a Fund.

In each case, these exchanges may be made at any time, subject to the exchange privilege limitations described below. The minimum investment amounts that apply to purchases also apply to exchanges. In other words, for any account, an exchange to a Fund in which you already own shares must be at least $50. An exchange to a new Fund account must meet the account minimums as stated by account type above (i.e., $2,000 per Fund account for Traditional IRA, Roth IRA or Coverdell accounts and $2,500 per Fund account for all other accounts, including custodial (UGMA/UTMA) accounts).

Exchanges between accounts can be made only if the accounts are registered identically in the same name(s), address and social security number or taxpayer identification number.

You Can Make Exchanges In Any Of The Following Ways:

By Mail:  Send a letter of instruction to either of the addresses in the “How to Open an Account and Make Subsequent Investments” section. The letter must include your name, address, and the Funds and accounts you want to exchange between.

By Telephone:  Call 800 223-1200. Once made, your telephone request cannot be modified or canceled.

Over The Internet:  You can exchange shares using TIAA-CREF’s Web Center, which can be accessed through TIAA-CREF’s homepage at www.tiaa-cref.org. Once made, your transaction cannot be modified or canceled.

APPENDIX I-18

By Systematic Exchange:  You can elect this feature only if the balance of the Fund account from which you are transferring shares is at least $5,000. We automatically redeem Retail Class shares from a specified Fund and purchase Retail Class shares in another Fund each month or quarter (on the 1st or 15th of the month or on the following business day if those days are not business days). You must specify the dollar amount and the Funds involved in the exchange. An exchange to a Fund in which you already own shares must be for at least $50, and an exchange to a new Fund account must meet the account minimums as stated by account type above (i.e., $2,000 per Fund account for Traditional IRA, Roth IRA or Coverdell accounts and $2,500 per Fund account for all other accounts, including custodial (UGMA/UTMA) accounts).

If you want to set up a systematic exchange, you can contact us and we will send you the necessary forms. All owners of an account must sign the systematic exchange request. Similarly, all account owners must sign any request to increase the amount or frequency of systematic exchanges. You can terminate the plan or change the amount or frequency of the exchanges by writing or calling us. Requests to establish, terminate, or change the amount or frequency of exchanges will become effective within 5 days after we receive your instructions.

Points To Remember When Exchanging:

•	Make sure you understand the investment objective of the Fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

•	To maintain low expense ratios and avoid disrupting the management of each Fund’s portfolio, we reserve the right to suspend the exchange privilege if you have made more than 12 exchanges within a 12-month period for any Fund or any TIAA-CREF Mutual Fund, except the International Equity Fund and the High-Yield Fund II of the TIAA-CREF Institutional Mutual Funds, and the High-Yield Bond Fund of TIAA-CREF Mutual Funds. For these Funds we reserve the right to suspend the exchange privilege if you make more than 6 exchanges in a 12-month period. We count each purchase or sale order as one exchange. For example, an exchange out of one Fund and purchase of another Fund would count as one exchange for each Fund.

•	We reserve the right to reject any exchange request and to modify or terminate the exchange option at any time. We may do this, in particular, when we deem your transaction activity to be harmful to the Fund, including market timing activity.

•	An exchange is considered a sale of securities, and therefore is taxable.

APPENDIX I-19

Other Investor Information

Good Order.  Your initial application and later requests for transactions will not be processed until they are received in good order. Good order means that your application is properly completed or your transaction request includes your Fund account number, the amount of the transaction (in dollars or shares), signatures of all owners exactly as registered on the account, and any other supporting legal documentation that may be required.

Share Price.  If you buy shares from us directly, including through the Internet, the share price we use will be the NAV per share next calculated after the Fund or the Fund’s transfer agent, BFDS, receives your application or request in good order. If you buy shares through an intermediary, such as a securities dealer (including a mutual fund “supermarket”), bank or investment adviser, the share price we use will be the NAV per share next calculated after the intermediary receives a transaction request that is in good order. If this occurs before the NYSE closes (usually 4:00 p.m. Eastern Time), your price will be the NAV per share for that day. If it is after the NYSE closes, your price will be the NAV per share for the next business day. An intermediary could require you to place an order before 4:00 p.m. to get the NAV per share for that day. If you are opening an account on-line and are transferring assets from another institution, your transaction will be processed at the NAV per share next calculated after BFDS receives your check or wire in good order.

Low Balance Fee.  We are currently reassessing our policy concerning low balance accounts and are considering imposing a fee on smaller accounts. We will notify you in advance of any policy we intend to implement.

Minimum Account Size.  Due to the relatively high cost of maintaining smaller accounts, we reserve the right to redeem shares in any account if the value of that account drops below $1,500. You will be allowed at least 60 days, after written notice, to make an additional investment to bring your account value up to at least the specified minimum before the redemption is processed.

Taxpayer Identification Number.  You must give us your taxpayer identification number (which, for most individuals, is your social security number) and tell us whether or not you are subject to back-up withholding for prior underreporting. If you do not furnish your taxpayer identification number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to back-up tax withholding.

Changing Your Address.  To change the address on your account, please call us or send us a written notification signed by all registered owners of your account.

Medallion Signature Guarantee.  For some transaction requests (for example, when you are redeeming shares within 30 days of changing your address, bank or bank account or adding certain new services to an existing account), we require a Medallion Signature Guarantee of each owner of record of an account. This requirement is designed to protect

APPENDIX I-20

you and the TIAA-CREF Mutual Funds from fraud, and to comply with rules on stock transfers. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions and members of the United States stock exchange participate in the Medallion Signature Guarantee program. No other form of signature verification will be accepted. A notary public cannot provide a signature guarantee. For more information about when a signature guarantee is required, please contact us.

Transferring Shares.  You can transfer ownership of your account to another person or organization or change the name on your account by sending us written instructions. All registered owners of the account must sign the request and provide medallion signature guarantees. When you change the name on an account, shares in that account are transferred to a new account.

Transfer On Death.  If you live in certain states, you can designate one or more persons (“beneficiaries”) to whom your TIAA-CREF Institutional Mutual Funds shares can be transferred upon death. You can set up your account with a Transfer On Death (“TOD”) registration upon request. (Call us to get the necessary forms.) A TOD registration avoids probate if the beneficiary(ies) survives all shareholders. You maintain total control over your account during your lifetime.

Telephone and TIAA-CREF Web Center Transactions.  The Funds are not liable for losses from unauthorized telephone and TIAA-CREF Web Center transactions so long as we follow reasonable procedures designed to verify the identity of the person effecting the transaction. We therefore take the following precautions to ensure your instructions are genuine: we require the use of personal identification numbers, codes, and other procedures designed to reasonably confirm that instructions given by telephone or through TIAA-CREF’s Web Center are genuine. We also tape record telephone instructions and provide written confirmations. We accept all telephone instructions we reasonably believe are genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them.

If you do not want to be able to effect transactions over the telephone, call us for instructions.

Limitations.  Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an account owner’s ability to make certain transactions and thereby refuse to accept a purchase order or any request for transfers or withdrawals, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your account to government regulators.

Advice About Your Account.  Representatives of TPIS may recommend that you buy Fund shares. TPIS, a TIAA subsidiary, is considered the principal underwriter for the

APPENDIX I-21

Funds. TPIS representatives are only authorized to recommend securities of TIAA or its affiliates. They get no commissions for these recommendations.

Market Timing/Excessive Trading Policy — Retail Class

There are shareholders who may try to profit from exchanging shares money back and forth among the Funds, in an effort to “time” the market. As money is shifted in and out of the Funds, they incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. The Board of Trustees has adopted policies and procedures to discourage this market timing activity. Under these policies and procedures, we reserve the right to suspend the exchange privilege for a calendar year if you make more than 12 exchanges within a 12-month period for any Fund or any TIAA-CREF Mutual Fund, except the International Equity Fund and High-Yield Fund II of TIAA-CREF Institutional Mutual Funds or the High-Yield Bond Fund of TIAA-CREF Mutual Funds. For these Funds, we reserve the right to suspend the exchange privilege for a calendar year if you make more than 6 exchanges in a 12-month period. We also reserve the right to reject any purchase or exchange request that we regard as disruptive to the Funds’ efficient portfolio management. A purchase or exchange request could be rejected because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because we have discretion in applying this policy, it is possible that similar exchange activity could be handled differently because of the surrounding circumstances.

We have the right to modify our market timing policy at any time without advance notice.

We also fair value price our international portfolio securities when necessary to assure that the Fund prices accurately reflect the value of the portfolio securities held by the Funds as of 4:00 p.m., thereby minimizing any potential stale price arbitrage by market timers.

The Fund seeks to apply its specifically defined market timing policies and procedures uniformly to all Retail Class shareholders and not to make exceptions with respect to these policies and procedures. We make reasonable efforts to apply these policies and procedures to shareholders who own Retail Class shares through omnibus accounts.

The Funds are not appropriate for market timing. You should not invest in the Funds if you want to engage in market timing activity.

Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices.

APPENDIX I-22

APPENDIX II

Glossary of Terms Used in Expense Charts

•	“Management Fees” means investment advisory fees or any other management or administrative fees paid to the Advisor or its affiliates that are not included in “other expenses.”

•	“Distribution (12b-1) Fees” means all distribution and other expenses incurred by a Fund under a plan adopted pursuant to Rule 12b-1 of the 1940 Act.

•	“Other Expenses” means all expenses not otherwise disclosed in the table that are deducted from Fund assets or charged to all shareholder accounts (not including any extraordinary expenses).

•	“Acquired Fund Fees and Expenses” means fees and expenses incurred indirectly by a Fund as a result of investment in shares of one or more investment companies or certain other types of investment pools.

•	“Total Annual Fund Operating Expenses” means the sum of a Fund’s “Management Fees,” “Distribution (12b-1) Fees,” and “Other Expenses.”

•	“Expense Reimbursements and Waivers” means the aggregate amount of expenses that are not actually paid by a Fund due to contractual waivers and reimbursements.

•	“Net Annual Fund Operating Expenses” means the amount of expenses actually paid by Fund shareholders after the “Expense Reimbursements and Waivers” category is subtracted from the Fund’s expenses.

APPENDIX II-1

(C)2006 Teachers Insurance and Annuity Association–College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

A11363 (1/07)

TIAA-CREF MUTUAL FUNDS
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
730 Third Avenue
New York, New York 10017-3206

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information relates specifically to the proposed reorganizations (the “Reorganizations”) involving investment portfolios of the TIAA-CREF Institutional Funds (each, a “TIAA-CREF Fund”) and the TIAA-CREF Mutual Funds (each, a “Retail Fund”), whereby (1) a TIAA-CREF Fund will acquire the assets, and assume the liabilities, of its Retail Fund counterpart in exchange for shares of the TIAA-CREF Fund; (2) the Retail Fund will distribute to its shareholders the TIAA-CREF Fund shares it has received in exchange for its shares held by Retail Fund shareholders; and (3) as soon as practicable, the Retail Fund will be liquidated. The corresponding Retail Funds and TIAA-CREF Funds in the Reorganizations are as follows:

Retail Funds	TIAA-CREF Funds
International Equity Fund	Institutional International Equity Fund
Growth Equity Fund	Institutional Large-Cap Growth Fund
Growth & Income Fund	Institutional Growth & Income Fund
Equity Index Fund	Institutional Equity Index Fund
Social Choice Equity Fund	Institutional Social Choice Equity Fund
Managed Allocation Fund	Institutional Managed Allocation Fund II
Bond Plus Fund	Institutional Bond Plus Fund II
Short-Term Bond Fund	Institutional Short-Term Bond Fund II
High-Yield Bond Fund	Institutional High-Yield Fund II
Tax-Exempt Bond Fund	Institutional Tax-Exempt Bond Fund II
Money Market Fund	Institutional Money Market Fund

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Proxy Statement/Prospectus dated January 18, 2007 relating to the above-referenced matter. A copy of the Proxy Statement/Prospectus may be obtained by calling toll-free 877-518-9161 . This Statement of Additional Information is dated January 18, 2007 .

This Statement of Additional Information consists of this cover page, the unaudited pro forma combined financial statements of each TIAA-CREF Fund and corresponding Retail Fund (after giving effect to the Reorganizations) as of September 30, 2006, and the following described documents, each of which is incorporated by reference herein:

(1)	The Statement of Additional Information of the TIAA-CREF Funds, dated February 1, 2006, as supplemented.

(2)	The Statement of Additional Information of the TIAA-CREF Funds, dated March 31, 2006, as supplemented.

(3)	The Statement of Additional Information of the Retail Funds, dated May 1, 2006, as supplemented.

(4)	The Institutional Class Annual Report to Shareholders of the TIAA-CREF Funds for the fiscal year ended September 30, 200 6 .

(5)	The Retail Class Annual Report to Shareholders of the TIAA-CREF Funds for the fiscal year ended September 30, 200 6 .

(6)	The Annual Report to Shareholders of the Retail Funds for the fiscal year ended December 31, 2005.

(7)	The Semi-Annual Report to Shareholders of the Retail Funds for the six-month period ended June 30, 2006.

2

STATEMENT OF ADDITIONAL INFORMATION

Table of Contents

Unaudited Pro Forma Combined Financial Statements of the Institutional International Equity Fund, Institutional Large-Cap Growth Fund, Institutional Growth & Income Fund, Institutional Equity Index Fund, Institutional Social Choice Equity Fund, Institutional Managed Allocation Fund II, Institutional Bond Plus Fund II, Institutional Short-Term Bond Fund II, Institutional High-Yield Fund II, Institutional Tax-Exempt Bond Fund II and Institutional Money Market Fund.	4

3

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

RETAIL INTERNATIONAL EQUITY FUND/INSTITUTIONAL INTERNATIONAL EQUITY FUND
PRO-FORMA COMBINING SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2006

Retail Intl Equity Fund Shares	Institutional Intl Equity Fund Shares	Combined Pro-Forma Intl Equity Fund Shares	COMPANY	Retail Intl Equity Fund Value	Institutional Intl Equity Fund Value	Combined Pro-Forma Intl Equity Fund Value

			COMMON STOCKS - 98.48%

			AGRICULTURAL SERVICES - 0.03%
53,900	125,000	178,900	AWB Ltd	$131,362	$304,642	$436,004

			TOTAL AGRICULTURAL SERVICES	131,362	304,642	436,004

			APPAREL AND OTHER TEXTILE PRODUCTS - 0.19%
362,000	829,000	1,191,000	Toyobo Co Ltd	953,075	2,182,595	3,135,670

			TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	953,075	2,182,595	3,135,670

			BUSINESS SERVICES - 1.13%
182	—	182	COSCO Pacific Ltd	364	—	364
186	424	610	NTT Data Corp	858,159	1,956,233	2,814,392
26,000	58,600	84,600	Secom Co Ltd	1,287,619	2,902,095	4,189,714
287,603	680,876	968,479	WPP Group plc	3,564,815	8,439,400	12,004,215

			TOTAL BUSINESS SERVICES	5,710,957	13,297,728	19,008,685

			CHEMICALS AND ALLIED PRODUCTS - 11.87%
126,000	288,000	414,000	Air Water, Inc	1,182,933	2,703,848	3,886,781
1,032	2,454	3,486	* Arkema	48,694	115,790	164,484
674,528	1,588,616	2,263,144	Bayer AG.	34,384,582	80,980,920	115,365,502
43,922	98,294	142,216	Dr Reddy’s Laboratories Ltd	699,500	1,565,427	2,264,927
102,100	237,600	339,700	* Dyno Nobel Ltd	181,868	423,230	605,098
35,100	79,200	114,300	JSR Corp	772,571	1,743,238	2,515,809
56,000	128,000	184,000	Kaken Pharmaceutical Co Ltd	381,156	871,213	1,252,369
67,500	154,000	221,500	Kuraray Co Ltd	750,857	1,713,067	2,463,924
215,000	486,000	701,000	Nippon Paint Co Ltd	1,119,365	2,530,286	3,649,651
65,000	148,000	213,000	Nippon Shokubai Co Ltd	786,878	1,791,661	2,578,539
40,380	100,681	141,061	Novartis AG.	2,357,343	5,877,654	8,234,997
204,459	487,481	691,940	Reckitt Benckiser plc	8,475,580	20,207,885	28,683,465
32,685	73,600	106,285	Shin-Etsu Chemical Co Ltd	2,086,306	4,697,939	6,784,245
129,000	290,000	419,000	Sumitomo Chemical Co Ltd	963,200	2,165,333	3,128,533
70,422	158,800	229,222	Takeda Pharmaceutical Co Ltd	4,393,737	9,907,776	14,301,513
164,000	373,000	537,000	Teijin Ltd	882,997	2,008,279	2,891,276

			TOTAL CHEMICALS AND ALLIED PRODUCTS	59,467,567	139,303,546	198,771,113

1

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Intl Equity Fund Shares	Institutional Intl Equity Fund Shares	Combined Pro-Forma Intl Equity Fund Shares	COMPANY	Retail Intl Equity Fund Value	Institutional Intl Equity Fund Value	Combined Pro-Forma Intl Equity Fund Value

			COAL MINING - 0.96%
258,345	582,492	840,837	BHP Billiton Ltd	4,934,922	11,126,798	16,061,720

			TOTAL COAL MINING	4,934,922	11,126,798	16,061,720

			COMMUNICATIONS - 2.12%
329	742	1,071	KDDI Corp	2,049,896	4,623,170	6,673,066
18,230	41,170	59,400	News Corp	368,883	833,072	1,201,955
241	545	786	Nippon Telegraph & Telephone Corp	1,183,323	2,675,979	3,859,302
503,101	1,177,048	1,680,149	Royal KPN NV	6,417,869	15,015,157	21,433,026
1,296	2,969	4,265	SKY Perfect Communications, Inc	725,211	1,661,383	2,386,594

			TOTAL COMMUNICATIONS	10,745,182	24,808,761	35,553,943

			DEPOSITORY INSTITUTIONS - 6.71%
81,925	184,568	266,493	Australia & New Zealand Banking Group Ltd	1,640,039	3,694,826	5,334,865
163,000	370,000	533,000	* China Merchants Bank Co Ltd	229,729	521,471	751,200
285	55	340	DBS Group Holdings Ltd	3,445	665	4,110
43,620	97,200	140,820	Hang Seng Bank Ltd	551,223	1,228,311	1,779,534
26,358	58,894	85,252	ICICI Bank Ltd (ADR)	809,454	1,808,635	2,618,089
170,106	406,055	576,161	Julius Baer Holding AG.	16,990,875	40,558,415	57,549,290
448	1,013	1,461	Mitsubishi UFJ Financial Group, Inc	5,764,741	13,035,005	18,799,746
350	788	1,138	Mizuho Financial Group. Inc	2,714,074	6,110,544	8,824,618
285	643	928	Sumitomo Mitsui Financial Group, Inc	2,991,746	6,749,799	9,741,545
205,000	463,000	668,000	Sumitomo Trust & Banking Co Ltd	2,145,016	4,844,597	6,989,613

			TOTAL DEPOSITORY INSTITUTIONS	33,840,342	78,552,268	112,392,610

			ELECTRIC, GAS, AND SANITARY SERVICES - 4.99%
800,328	1,884,079	2,684,407	Fortum Oyj	21,322,189	50,195,280	71,517,469
193,845	447,000	640,845	Hong Kong & China Gas Ltd	454,341	1,047,694	1,502,035
3,171,000	7,165,000	10,336,000	Xinao Gas Holdings Ltd	3,256,211	7,357,538	10,613,749

			TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	25,032,741	58,600,512	83,633,253

			ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 1.98%
7,800	17,700	25,500	Fanuc Ltd	608,813	1,381,537	1,990,350
4,500	10,100	14,600	Hirose Electric Co Ltd	596,190	1,338,116	1,934,306
38,800	86,800	125,600	Hitachi Maxell Ltd	503,209	1,125,736	1,628,945
36,600	82,400	119,000	Hoya Corp	1,378,794	3,104,169	4,482,963
13,100	29,900	43,000	Kyocera Corp	1,121,194	2,559,060	3,680,254
9,100	20,600	29,700	NEC Electronics Corp	312,770	708,030	1,020,800
15,000	35,000	50,000	NGK Spark Plug Co Ltd	297,778	694,815	992,593
5,300	11,800	17,100	Rohm Co Ltd	492,199	1,095,839	1,588,038
44,705	100,497	145,202	Satyam Computer Services Ltd	796,659	1,790,893	2,587,552
66,700	149,700	216,400	Sony Corp	2,699,056	6,057,702	8,756,758

2

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Intl Equity Fund Shares	Institutional Intl Equity Fund Shares	Combined Pro-Forma Intl Equity Fund Shares	COMPANY	Retail Intl Equity Fund Value	Institutional Intl Equity Fund Value	Combined Pro-Forma Intl Equity Fund Value

18,800	42,600	61,400	Sumco Corp	1,392,593	3,155,556	4,548,149

			TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	10,199,255	23,011,453	33,210,708

			FABRICATED METAL PRODUCTS - 0.28%
58,000	130,000	188,000	NEOMAX Co Ltd	994,286	2,228,571	3,222,857
38,629	90,096	128,725	Tata Steel Ltd	450,553	1,050,842	1,501,395

			TOTAL FABRICATED METAL PRODUCTS	1,444,839	3,279,413	4,724,252

			FOOD AND KINDRED PRODUCTS - 3.04%
33,000	75,000	108,000	Ajinomoto Co, Inc	355,352	807,619	1,162,971
132,620	298,204	430,824	Bajaj Hindusthan Ltd	935,920	2,104,473	3,040,393
14,100	33,000	47,100	Cosan SA Industria e Comercio	227,294	531,964	759,258
52,553	123,854	176,407	Groupe Danone	7,377,052	17,385,828	24,762,880
116,000	259,000	375,000	Meiji Seika Kaisha Ltd	589,206	1,315,556	1,904,762
116,000	270,000	386,000	Mitsui Sugar Co Ltd	383,966	893,714	1,277,680
86,000	193,000	279,000	Nichirei Corp	453,570	1,017,896	1,471,466
215,000	500,000	715,000	Nippon Formula Feed Manufacturing Co Ltd	365,841	850,794	1,216,635
644,000	1,454,000	2,098,000	Nisshin Oillio Group Ltd	3,734,519	8,431,661	12,166,180
112,000	265,000	377,000	Nosan Corp	320,474	758,265	1,078,739
433,000	983,000	1,416,000	Olam International Ltd	463,466	1,052,164	1,515,630
156,000	353,000	509,000	PT Astra Agro Lestari Tbk	153,886	348,217	502,103
432	—	432	Swire Pacific Ltd (A Shs)	4,514	—	4,514

			TOTAL FOOD AND KINDRED PRODUCTS	15,365,060	35,498,151	50,863,211

			FOOD STORES - 1.27%
889,819	1,855,787	2,745,606	Tesco plc	5,997,769	12,508,815	18,506,584
55,373	125,059	180,432	Woolworths Ltd	836,121	1,888,365	2,724,486

			TOTAL FOOD STORES	6,833,890	14,397,180	21,231,070

			GENERAL BUILDING CONTRACTORS - 1.57%
14,700	33,300	48,000	Daito Trust Construction Co Ltd	797,689	1,807,010	2,604,699
114,400	258,100	372,500	Lend Lease Corp Ltd	1,365,904	3,081,642	4,447,546
137,000	307,000	444,000	Sekisui Chemical Co Ltd	1,155,149	2,588,546	3,743,695
59,000	130,000	189,000	Sekisui House Ltd	892,555	1,966,646	2,859,201
5,352,884	12,180,000	17,532,884	Shanghai Forte Land Co	1,868,887	4,252,482	6,121,369
349,000	785,000	1,134,000	Shimizu Corp	1,994,286	4,485,714	6,480,000

			TOTAL GENERAL BUILDING CONTRACTORS	8,074,470	18,182,040	26,256,510

			GENERAL MERCHANDISE STORES - 0.11%
34,400	77,600	112,000	Isetan Co Ltd	580,395	1,309,264	1,889,659

			TOTAL GENERAL MERCHANDISE STORES	580,395	1,309,264	1,889,659

3

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Intl Equity Fund Shares	Institutional Intl Equity Fund Shares	Combined Pro-Forma Intl Equity Fund Shares		COMPANY	Retail Intl Equity Fund Value	Institutional Intl Equity Fund Value	Combined Pro-Forma Intl Equity Fund Value

			HEAVY CONSTRUCTION, EXCEPT BUILDING - 4.90%
218,786	518,132	736,918		Vinci S.A.	24,358,569	57,686,296	82,044,865

				TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	24,358,569	57,686,296	82,044,865

			HOLDING AND OTHER INVESTMENT OFFICES - 12.85%
1,064,150	2,506,127	3,570,277		Collins Stewart Tullett plc	17,334,354	40,823,279	58,157,633
868,505	2,044,571	2,913,076		GEA Group AG.	15,660,645	36,867,146	52,527,791
40,000	520,000	560,000		iShares MSCI EAFE Index Fund	2,710,000	35,230,000	37,940,000
2,203,334	5,248,974	7,452,308	*	Man Group Plc	18,481,785	44,028,916	62,510,701
1,221,748	2,762,300	3,984,048		Noble Group Ltd	800,011	1,808,778	2,608,789
22,900	51,800	74,700		Softbank Corp	473,994	1,072,178	1,546,172

				TOTAL HOLDING AND OTHER INVESTMENT OFFICES	55,460,789	159,830,297	215,291,086

			HOTELS AND OTHER LODGING PLACES - 5.06%
363,561	862,096	1,225,657		Accor S.A.	24,779,554	58,758,651	83,538,205
11,960	27,000	38,960		Indian Hotels Co Ltd	360,649	814,174	1,174,823

				TOTAL HOTELS AND OTHER LODGING PLACES	25,140,203	59,572,825	84,713,028

			INDUSTRIAL MACHINERY AND EQUIPMENT - 4.92%
47,800	107,700	155,500		Canon, Inc	2,492,681	5,616,356	8,109,037
20,400	46,100	66,500		Fuji Photo Film Co Ltd	744,330	1,682,040	2,426,370
79,000	180,000	259,000		Komatsu Ltd	1,364,317	3,108,571	4,472,888
43,000	96,000	139,000		Konica Minolta Holdings, Inc	575,881	1,285,689	1,861,570
64,000	139,000	203,000	v*	Lee Kee Holdings Ltd	21,934	47,638	69,572
22,200	49,900	72,100		Melco Holdings, Inc	648,381	1,457,397	2,105,778
188,216	437,773	625,989		Rheinmetall AG.	13,699,545	31,863,875	45,563,420
36,500	90,100	126,600		Riso Kagaku Corp	659,704	1,628,474	2,288,178
6,400	14,500	20,900		SMC Corp	846,832	1,918,603	2,765,435
46,000	103,000	149,000		Sumitomo Heavy Industries Ltd	385,134	862,366	1,247,500
34,500	77,600	112,100		Tokyo Seimitsu Co Ltd	1,810,794	4,072,974	5,883,768
64,800	146,600	211,400		Toyota Tsusho Corp	1,706,057	3,859,691	5,565,748

				TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	24,955,590	57,403,674	82,359,264

			INSTRUMENTS AND RELATED PRODUCTS - 1.16%
16,830	38,090	54,920		Advantest Corp	834,910	1,889,586	2,724,496
50,435	114,081	164,516		Tecan Group AG.	2,516,809	5,692,874	8,209,683
69,100	155,600	224,700		Terumo Corp	2,620,681	5,901,274	8,521,955

				TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,972,400	13,483,734	19,456,134

4

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Intl Equity Fund Shares	Institutional Intl Equity Fund Shares	Combined Pro-Forma Intl Equity Fund Shares	COMPANY	Retail Intl Equity Fund Value	Institutional Intl Equity Fund Value	Combined Pro-Forma Intl Equity Fund Value

INSURANCE AGENTS, BROKERS AND SERVICE - 0.25%
70,778	161,319	232,097	QBE Insurance Group Ltd	1,292,397	2,945,664	4,238,061

TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,292,397	2,945,664	4,238,061

INSURANCE CARRIERS - 4.51%
354,000	798,000	1,152,000	Aioi Insurance Co Ltd	2,436,419	5,492,267	7,928,686
388,299	874,884	1,263,183	AMP Ltd	2,587,232	5,829,343	8,416,575
202,395	476,844	679,239	AXA S.A.	7,463,317	17,583,626	25,046,943
20,500	46,500	67,000	v	Millea Holdings, Inc	712,402	1,615,937	2,328,339
174,000	396,000	570,000	Nipponkoa Insurance Co Ltd	1,387,581	3,157,943	4,545,524
55,000	126,000	181,000	Sompo Japan Insurance, Inc	720,296	1,650,133	2,370,429
10,200	23,000	33,200	T&D Holdings, Inc	738,286	1,664,762	2,403,048
24,899	66,821	91,720	Zurich Financial Services AG.	6,117,972	16,418,691	22,536,663

TOTAL INSURANCE CARRIERS	22,163,505	53,412,702	75,576,207

METAL MINING - 0.86%
7,200	16,300	23,500	Cameco Corp	262,363	593,960	856,323
19,700	44,600	64,300	Newcrest Mining Ltd	330,355	747,909	1,078,264
339,369	757,086	1,096,455	Oxiana Ltd	733,503	1,636,345	2,369,848
62,260	145,240	207,500	*	Paladin Resources Ltd	220,412	514,176	734,588
45,702	102,164	147,866	*	Polyus Gold (ADR)	1,942,335	4,341,970	6,284,305
13,702	30,766	44,468	Rio Tinto Ltd	715,869	1,607,388	2,323,257
24,806	58,551	83,357	Zinifex Ltd	217,233	512,748	729,981

TOTAL METAL MINING	4,422,070	9,954,496	14,376,566

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.25%
835,621	1,910,633	2,746,254	Futuris Corp Ltd	1,264,262	2,890,713	4,154,975

TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,264,262	2,890,713	4,154,975

NONDEPOSITORY INSTITUTIONS - 6.26%
278,403	639,215	917,618	Deutsche Postbank AG.	21,128,846	48,511,961	69,640,807
163,975	387,108	551,083	Hypo Real Estate Holding AG.	10,230,114	24,150,992	34,381,106
15,240	35,794	51,034	ICICI Bank Ltd	232,159	545,269	777,428

TOTAL NONDEPOSITORY INSTITUTIONS	31,591,119	73,208,222	104,799,341

NONMETALLIC MINERALS, EXCEPT FUELS - 0.20%
129,000	295,000	424,000	Itochu Corp	999,238	2,285,079	3,284,317

TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	999,238	2,285,079	3,284,317

OIL AND GAS EXTRACTION - 1.48%
47	109	156	*	Inpex Holdings, Inc	373,215	865,541	1,238,756
10,600	23,700	34,300	Japan Petroleum Exploration Co	644,301	1,440,559	2,084,860

5

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Intl Equity Fund Shares	Institutional Intl Equity Fund Shares	Combined Pro-Forma Intl Equity Fund Shares		COMPANY	Retail Intl Equity Fund Value	Institutional Intl Equity Fund Value	Combined Pro-Forma Intl Equity Fund Value

14,600	33,100	47,700	*	Kazmu Gas Exploration	213,744	484,584	698,328
2,231,634	5,036,000	7,267,634		PetroChina Co Ltd (Class H)	2,400,453	5,416,965	7,817,418
9,613	21,688	31,301		Petroleo Brasileiro S.A. (ADR)	805,858	1,818,105	2,623,963
35,774	84,306	120,080		Total S.A.	2,347,554	5,532,311	7,879,865
25,813	57,484	83,297		Woodside Petroleum Ltd	755,109	1,681,583	2,436,692

				TOTAL OIL AND GAS EXTRACTION	7,540,234	17,239,648	24,779,882

				PETROLEUM AND COAL PRODUCTS - 1.49%
216,849	515,915	732,764		BP plc	2,363,012	5,621,946	7,984,958
127,624	308,583	436,207		ENI S.p.A.	3,782,063	9,144,678	12,926,741
36,431	86,682	123,113		Royal Dutch Shell plc (A Shares)	1,201,884	2,859,699	4,061,583

				TOTAL PETROLEUM AND COAL PRODUCTS	7,346,959	17,626,323	24,973,282

				PRIMARY METAL INDUSTRIES - 1.01%
223,102	525,579	748,681		BHP Billiton plc	3,851,412	9,073,075	12,924,487
301,000	689,000	990,000		Nippon Steel Corp	1,238,400	2,834,743	4,073,143

				TOTAL PRIMARY METAL INDUSTRIES	5,089,812	11,907,818	16,997,630

				RAILROAD TRANSPORTATION - 0.31%
232	523	755		East Japan Railway Co	1,622,281	3,657,126	5,279,407

				TOTAL RAILROAD TRANSPORTATION	1,622,281	3,657,126	5,279,407

				REAL ESTATE - 0.99%
20	—	20		City Developments Ltd	135	—	135
97,000	220,000	317,000		Mitsui Fudosan Co Ltd	2,204,825	5,000,635	7,205,460
1,710	3,930	5,640		ORIX Corp	472,648	1,086,260	1,558,908
252,000	600,000	852,000	v*	Shui On Land Ltd	173,054	412,032	585,086
58,000	130,000	188,000		Sumitomo Realty & Development Co Ltd	1,703,788	3,818,836	5,522,624
37,913	84,222	122,135		Westfield Group	531,789	1,181,345	1,713,134

				TOTAL REAL ESTATE	5,086,239	11,499,108	16,585,347

				SECURITY AND COMMODITY BROKERS - 0.09%
9,044	20,423	29,467		Macquarie Bank Ltd	466,106	1,052,552	1,518,658

				TOTAL SECURITY AND COMMODITY BROKERS	466,106	1,052,552	1,518,658

				STONE, CLAY, AND GLASS PRODUCTS - 2.34%
200,613	453,089	653,702		CSR Ltd	445,561	1,006,309	1,451,870
102,744	240,377	343,121		Holcim Ltd	8,397,326	19,646,151	28,043,477
56,000	127,000	183,000		Krosaki Harima Corp	198,637	450,480	649,117
127,000	285,000	412,000		NGK Insulators Ltd	1,784,720	4,005,079	5,789,799
344,000	786,000	1,130,000		Sumitomo Osaka Cement Co Ltd	1,019,259	2,328,889	3,348,148

6

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Intl Equity Fund Shares	Institutional Intl Equity Fund Shares	Combined Pro-Forma Intl Equity Fund Shares	COMPANY	Retail Intl Equity Fund Value	Institutional Intl Equity Fund Value	Combined Pro-Forma Intl Equity Fund Value

			TOTAL STONE, CLAY, AND GLASS PRODUCTS	11,845,503	27,436,908	39,282,411

			TOBACCO PRODUCTS - 0.46%
612	1,378	1,990	Japan Tobacco, Inc	2,378,057	5,354,514	7,732,571

			TOTAL TOBACCO PRODUCTS	2,378,057	5,354,514	7,732,571

			TRANSPORTATION EQUIPMENT - 7.60%
20,100	45,400	65,500	Denso Corp	706,159	1,595,005	2,301,164
1,267,210	2,941,645	4,208,855	Fiat S.p.A.	20,198,615	46,888,167	67,086,782
96,000	216,400	312,400	Honda Motor Co Ltd	3,226,413	7,272,872	10,499,285
161,426	364,000	525,426	Keppel Corp Ltd	1,504,237	3,391,909	4,896,146
29,000	70,000	99,000	Mitsuba Corp	226,353	546,370	772,723
91,000	206,000	297,000	NHK Spring Co Ltd	1,053,096	2,383,932	3,437,028
193,000	435,000	628,000	NSK Ltd	1,628,961	3,671,492	5,300,453
51,100	115,100	166,200	Toyota Industries Corp	2,167,289	4,881,702	7,048,991
146,500	329,700	476,200	Toyota Motor Corp	7,962,159	17,918,933	25,881,092

			TOTAL TRANSPORTATION EQUIPMENT	38,673,282	88,550,382	127,223,664

			TRUCKING AND WAREHOUSING - 4.83%
918,283	2,163,438	3,081,721	Deutsche Post AG.	24,103,750	56,787,470	80,891,220

			TOTAL TRUCKING AND WAREHOUSING	24,103,750	56,787,470	80,891,220

			WHOLESALE TRADE-DURABLE GOODS - 0.20%
80,800	182,300	263,100	Sumitomo Corp	1,007,563	2,273,252	3,280,815

			TOTAL WHOLESALE TRADE-DURABLE GOODS	1,007,563	2,273,252	3,280,815

			WHOLESALE TRADE-NONDURABLE GOODS - 0.21%
131,500	297,000	428,500	* China Blue Chemical Ltd	38,147	86,882	125,029
30,600	68,700	99,300	Mitsubishi Corp	575,086	1,291,124	1,866,210
249,000	577,334	826,334	Sigma Pharmaceuticals Ltd	484,364	1,123,050	1,607,414

			TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,097,597	2,501,056	3,598,653

			TOTAL COMMON STOCKS	487,191,582	1,162,414,210	1,649,605,792

			(Cost $1,412,771,287)

			TOTAL PORTFOLIO - 98.48% (Cost $1,412,771,287)	487,191,582	1,162,414,210	1,649,605,792

			OTHER ASSETS & LIABILITIES, NET - 1.52%	4,308,330	21,145,760	25,454,090

			NET ASSETS - 100.00%	$491,499,912	$1,183,559,970	$1,675,059,882

7

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Intl Equity Fund Shares	Institutional Intl Equity Fund Shares	Combined Pro-Forma Intl Equity Fund Shares		COMPANY	Retail Intl Equity Fund Value	Institutional Intl Equity Fund Value	Combined Pro-Forma Intl Equity Fund Value

			*	Non-income producing
			v	Security valued at fair value.

ABBREVIATION:
ADR - American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

Retail International Equity Fund / Institutional International Equity Fund
Pro Forma Combining Statement of Assets & Liabilities (unaudited)
September 30, 2006

	Retail International Equity Fund	Institutional International Equity Fund	Adjustments to Pro Forma	Institutional International Equity Fund (new) Pro Forma (Combined)

ASSETS
Portfolio investments, at value	$487,191,582	$1,162,414,210	$—	$1,649,605,792
Cash-foreign	3,318,656	18,100,993	—	21,419,649
Receivable for securities transactions	20,867,716	40,850,431	—	61,718,147
Receivable from Fund shares sold	210,641	4,964,344	—	5,174,985
Dividends and interest receivable	765,385	1,323,359	—	2,088,744
Due from investment advisor	—	100,628	—	100,628
Reclaims receivable	433,739	1,277,125.00	—	1,710,864

Total assets	512,787,719	1,229,031,090	—	1,741,818,809

LIABILITIES
Management fees payable	195,650	456,467	—	652,117
Service agreement fees payable	—	101,173	—	101,173
Due to affiliates	5,858	611,604	—	617,462
Cash overdrafts	4,727,012	5,624,579	—	10,351,591
Payable for securities transactions	15,594,625	38,162,039	—	53,756,664
Payable for Fund shares redeemed	764,662	515,258.00	—	1,279,920

Total liabilities	21,287,807	45,471,120	—	66,758,927

Net Assets	$491,499,912	$1,183,559,970	$—	$1,675,059,882

Net Assets by Class:
Retirement Class	$—	$519,869,878	$—	$519,869,878
Institutional Class	$—	$649,747,479	$140,126,625	$789,874,104
Retail Class	$491,499,912	$13,942,613	$(140,126,625)	$365,315,900

	$491,499,912	$1,183,559,970	$—	$1,675,059,882

Shares Outstanding by Class:
Retirement Class	—	37,886,236	—	37,886,236
Institutional Class	—	48,291,893	10,414,785	58,706,678
Retail Class	35,158,713	1,311,813	(2,099,196)	34,371,330

	35,158,713	87,489,942	8,315,589	130,964,244

Net Asset Value per Share by Class:
Retirement Class	$—	$13.72	$—	$13.72
Institutional Class	$—	$13.45	$—	$13.45
Retail Class	$13.98	$10.63	$—	$10.63

Retail International Equity Fund / Institutional International Equity Fund
Pro Forma Combining Statement of Operations (unaudited)
Twelve Month Period Ending September 30, 2006

	Retail International Equity Fund	Institutional International Equity Fund	Adjustments to Pro Forma	Institutional International Equity Fund (new) Pro Forma (Combined)

Investment Income:
Interest	$7,924	$—	$—	$7,924
Dividends	$9,953,580	22,446,163	—	32,399,743
Foreign taxes withheld	(867,135)	(2,003,893)	—	(2,871,028)

Total Income	9,094,369	20,442,270	—	29,536,639

Expenses
Investment management fees	$2,237,382	$3,908,919	$1,752,332	$7,898,633
Service Agreement Fees - Retirement Class	—	1,010,814	—	1,010,814
Service Agreement Fees - Institutional Class	—	67,154	(67,154)	—
Distribution fees - Retail Class	—	1,021	874,111	875,132
Custody fees	—	334,775	183,104	517,879
Audit fees	—	45,268	—	45,268
Registration fees - Retirement Class	—	12,727	(12,727)	—
Registration fees - Institutional Class	—	18,215	(18,215)	—
Registration fees - Retail Class	—	21,212	(21,212)	—
Registration fees	—	—	35,000	35,000
Trustee fees and expenses	—	4,712	—	4,712
Fund administration fees	—	20,521	—	20,521
Transfer Agency fees and expenses - Retirement Class	—	1,005	—	1,005
Transfer Agency fees and expenses - Institutional Class	—	3,453	—	3,453
Transfer Agency fees and expenses - Retail Class	—	4,058	623,900	627,958
Report printing and mailing fees - Retirement Class	—	60,058	(60,058)	—
Report printing and mailing fees - Institutional Class	—	37,367	(37,367)	—
Report printing and mailing fees - Retail Class	—	2,470	(2,470)	—
Report printing and mailing fees	—	—	148,868	148,868
Legal fees	—	7,346	—	7,346
Interest	105,821	316,579	(105,821)	316,579
Other		12,300		12,300

Total expenses before expense reimbursement	2,343,203	5,889,974	3,292,291	11,525,468
Less expenses reimbursed by the investment advisor	—	(100,628)	67,418	(33,210)
Fees waived by the investment advisor and TPIS	—	(1,021)	(874,111)	(875,132)

Net expenses	2,343,203	5,788,325	2,485,598	10,617,126

Net investment income	6,751,166	14,653,945	(2,485,598)	18,919,513

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from:
Security transactions	73,122,518	137,918,091	—	211,040,609
Foreign currency transactions	(653,050)	(2,044,005)	—	(2,697,055)

Net realized gain/(loss) on investments	72,469,468	135,874,086	—	208,343,554

Change in unrealized appreciation/(depreciation) on:

Securities	5,735,147	42,457,665	—	48,192,812
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(626,326)	(1,302,227)	—	(1,928,553)

Net change in unrealized appreciation/(depreciation) of investments	5,108,821	41,155,438	—	46,264,259

Net realized and unrealized gain/(loss) on investments	77,578,289	177,029,524	—	254,607,813

Net Increase/(Decrease) in Net Assets Resulting From Operations	$84,329,455	$191,683,469	$(2,485,598)	273,527,326

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

RETAIL GROWTH EQUITY FUND / INSTITUTIONAL LARGE-CAP GROWTH FUND
PRO-FORMA COMBINING SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2006

Retail Growth Equity Fund Shares	Institutional Large-Cap Growth Fund Shares	Combined Pro-Forma Growth Equity & Large-Cap Growth Fund Shares		COMPANY	Retail Growth Equity Fund Value	Institutional Large-Cap Growth Fund Value	Combined Pro-Forma Growth Equity & Large-Cap Growth Fund Value

			COMMON STOCKS - 99.75%

			APPAREL AND ACCESSORY STORES - 0.71%
122,343	3,881	126,224	*	J Crew Group, Inc	$3,678,854	$116,702	$3,795,556

				TOTAL APPAREL AND ACCESSORY STORES	3,678,854	116,702	3,795,556

			APPAREL AND OTHER TEXTILE PRODUCTS - 0.73%
57,726	1,871	59,597		Polo Ralph Lauren Corp	3,734,295	121,035	3,855,330

				TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,734,295	121,035	3,855,330

			BUSINESS SERVICES - 9.35%
290,677	9,189	299,866	*	Adobe Systems, Inc	10,885,854	344,128	11,229,982
42,038	1,329	43,367	*	Cognizant Technology Solutions Corp	3,113,334	98,426	3,211,760
69,318	2,080	71,398	*	eBay, Inc	1,965,858	58,989	2,024,847
160,202	5,065	165,267	*	Electronic Arts, Inc	8,920,047	282,019	9,202,066
34,275	1,085	35,360	*	Google, Inc (Class A)	13,775,123	436,062	14,211,185
348,839	11,028	359,867		Microsoft Corp	9,533,770	301,395	9,835,165

				TOTAL BUSINESS SERVICES	48,193,986	1,521,019	49,715,005

			CHEMICALS AND ALLIED PRODUCTS - 13.75%
291,219	9,213	300,432		Abbott Laboratories	14,141,595	447,383	14,588,978
190,697	6,441	197,138	*	Amgen, Inc	13,640,556	460,725	14,101,281
—	35	35		Eli Lilly & Co	—	1,995	1,995
24,522	775	25,297	*	Genentech, Inc	2,027,969	64,093	2,092,062
17,309	529	17,838	*	Genzyme Corp	1,167,838	35,692	1,203,530
84,131	2,660	86,791	*	Gilead Sciences, Inc	5,779,800	182,742	5,962,542
73,600	2,949	76,549	*	Keryx Biopharmaceuticals, Inc	870,688	34,887	905,575
150,013	4,742	154,755		Monsanto Co	7,052,111	222,921	7,275,032
207,754	6,705	214,459		Procter & Gamble Co	12,876,593	415,576	13,292,169
23,500	755	24,255		Roche Holding AG.	4,063,097	130,538	4,193,635
180,768	5,743	186,511		Wyeth	9,190,245	291,974	9,482,219

				TOTAL CHEMICALS AND ALLIED PRODUCTS	70,810,492	2,288,526	73,099,018

			COMMUNICATIONS - 2.74%
102,455	3,239	105,694		America Movil S.A. de C.V. (ADR)	4,033,653	127,519	4,161,172
246,659	7,858	254,517		AT&T, Inc	8,031,217	255,856	8,287,073
41,148	1,316	42,464	*	Comcast Corp (Class A)	1,516,304	48,495	1,564,799
15,529	498	16,027	*	Univision Communications, Inc (Class A)	533,266	17,101	550,367
—	248	248	*	Viacom, Inc	—	9,221	9,221

				TOTAL COMMUNICATIONS	14,114,440	458,192	14,572,632

			EATING AND DRINKING PLACES - 1.36%
206,143	6,549	212,692	*	Starbucks Corp	7,019,169	222,993	7,242,162

				TOTAL EATING AND DRINKING PLACES	7,019,169	222,993	7,242,162

			ELECTRIC, GAS, AND SANITARY SERVICES - 0.78%
150,239	4,894	155,133		Fortum Oyj	4,002,639	130,385	4,133,024

				TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,002,639	130,385	4,133,024

1

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Growth Equity Fund Shares	Institutional Large-Cap Growth Fund Shares	Combined Pro-Forma Growth Equity & Large-Cap Growth Fund Shares		COMPANY	Retail Growth Equity Fund Value	Institutional Large-Cap Growth Fund Value	Combined Pro-Forma Growth Equity & Large-Cap Growth Fund Value

			ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 15.78%
153,523	4,853	158,376	*	Apple Computer, Inc	11,825,877	373,827	12,199,704
158,164	5,142	163,306	*	Broadcom Corp (Class A)	4,798,696	156,008	4,954,704
620,011	19,724	639,735	*	Cisco Systems, Inc	14,260,253	453,652	14,713,905
57,352	1,828	59,180		Cooper Industries Ltd (Class A)	4,887,537	155,782	5,043,319
104,780	3,342	108,122		Emerson Electric Co	8,786,851	280,260	9,067,111
212,124	10,011	222,135		Intel Corp	4,363,391	205,926	4,569,317
130,140	4,114	134,254	b*	Marvell Technology Group Ltd	2,520,812	79,688	2,600,500
330,069	10,421	340,490		Motorola, Inc	8,251,725	260,525	8,512,250
189,362	5,986	195,348	*	Network Appliance, Inc	7,008,288	221,542	7,229,830
—	371	371	*	Nvidia Corp	—	10,978	10,978
318,360	10,065	328,425		Qualcomm, Inc	11,572,386	365,863	11,938,249
88,840	2,818	91,658		Texas Instruments, Inc	2,953,930	93,699	3,047,629

				TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	81,229,746	2,657,750	83,887,496

			ENGINEERING AND MANAGEMENT SERVICES - 2.53%
127,999	4,093	132,092	*	Celgene Corp	5,542,357	177,227	5,719,584
203,161	6,423	209,584		Paychex, Inc	7,486,483	236,688	7,723,171

				TOTAL ENGINEERING AND MANAGEMENT SERVICES	13,028,840	413,915	13,442,755

			FOOD AND KINDRED PRODUCTS - 2.69%
212,083	6,705	218,788		PepsiCo, Inc	13,840,537	437,568	14,278,105

				TOTAL FOOD AND KINDRED PRODUCTS	13,840,537	437,568	14,278,105

			FURNITURE AND HOMEFURNISHINGS STORES - 0.73%
97,743	3,090	100,833	*	Bed Bath & Beyond, Inc	3,739,647	118,223	3,857,870

				TOTAL FURNITURE AND HOMEFURNISHINGS STORES	3,739,647	118,223	3,857,870

			GENERAL BUILDING CONTRACTORS - 0.00% **
700		700	v*	Mascotech (Escrow)	—	—	—

				TOTAL GENERAL BUILDING CONTRACTORS	—	—	—

			GENERAL MERCHANDISE STORES - 2.71%
168,752	5,341	174,093		Target Corp	9,323,548	295,090	9,618,638
93,485	2,970	96,455		Wal-Mart Stores, Inc	4,610,680	146,480	4,757,160

				TOTAL GENERAL MERCHANDISE STORES	13,934,228	441,570	14,375,798

			HEALTH SERVICES - 2.11%
57,438	1,825	59,263		Caremark Rx, Inc	3,255,011	103,423	3,358,434
127,031	4,042	131,073	*	Medco Health Solutions, Inc	7,635,833	242,965	7,878,798

				TOTAL HEALTH SERVICES	10,890,844	346,388	11,237,232

			HOLDING AND OTHER INVESTMENT OFFICES - 0.55%
22,831	722	23,553		Alcon, Inc	2,614,150	82,669	2,696,819
708	48	756		Hugoton Royalty Trust	18,656	1,265	19,921
—	4,311	4,311		iShares Russell 1000 Growth Index Fund	—	224,388	224,388

				TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,632,806	308,322	2,941,128

			HOTELS AND OTHER LODGING PLACES - 1.37%

2

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Growth Equity Fund Shares	Institutional Large-Cap Growth Fund Shares	Combined Pro-Forma Growth Equity & Large-Cap Growth Fund Shares	COMPANY	Retail Growth Equity Fund Value	Institutional Large-Cap Growth Fund Value	Combined Pro-Forma Growth Equity & Large-Cap Growth Fund Value

123,232	3,924	127,156	Starwood Hotels & Resorts Worldwide, Inc	7,047,638	224,414	7,272,052

			TOTAL HOTELS AND OTHER LODGING PLACES	7,047,638	224,414	7,272,052

			INDUSTRIAL MACHINERY AND EQUIPMENT - 4.63%
39,516	1,262	40,778	* Alstom RGPT	3,575,236	114,180	3,689,416
159,833	5,053	164,886	Applied Materials, Inc	2,833,839	89,590	2,923,429
131,565	4,181	135,746	General Electric Co	4,644,245	147,589	4,791,834
137,059	4,383	141,442	Hewlett-Packard Co	5,028,695	160,812	5,189,507
187,626	5,949	193,575	International Game Technology	7,786,479	246,884	8,033,363

			TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	23,868,494	759,055	24,627,549

			INSTRUMENTS AND RELATED PRODUCTS - 5.53%
187,700	5,927	193,627	Johnson & Johnson	12,189,238	384,899	12,574,137
55,941	1,769	57,710	Medtronic, Inc	2,597,900	82,152	2,680,052
202,434	6,400	208,834	* St. Jude Medical, Inc	7,143,896	225,856	7,369,752
97,317	3,077	100,394	* Zimmer Holdings, Inc	6,568,897	207,698	6,776,595

			TOTAL INSTRUMENTS AND RELATED PRODUCTS	28,499,931	900,605	29,400,536

			INSURANCE CARRIERS - 2.77%
91,775	2,918	94,693	Aetna, Inc	3,629,701	115,407	3,745,108
79,737	2,522	82,259	American International Group, Inc	5,283,374	167,108	5,450,482
219,112	6,986	226,098	Progressive Corp	5,377,008	171,436	5,548,444

			TOTAL INSURANCE CARRIERS	14,290,083	453,951	14,744,034

			LEATHER AND LEATHER PRODUCTS - 1.41%
211,075	6,675	217,750	* Coach, Inc	7,260,980	229,620	7,490,600

			TOTAL LEATHER AND LEATHER PRODUCTS	7,260,980	229,620	7,490,600

			METAL MINING - 1.00%
122,721	3,925	126,646	Anglo American plc	5,130,895	164,102	5,294,997

			TOTAL METAL MINING	5,130,895	164,102	5,294,997

			MISCELLANEOUS RETAIL - 1.77%
284,489	9,004	293,493	CVS Corp	9,137,787	289,208	9,426,995

			TOTAL MISCELLANEOUS RETAIL	9,137,787	289,208	9,426,995

			MOTION PICTURES - 0.61%
101,602	3,240	104,842	Walt Disney Co	3,140,518	100,148	3,240,666

			TOTAL MOTION PICTURES	3,140,518	100,148	3,240,666

			NONDEPOSITORY INSTITUTIONS - 2.09%
191,671	6,095	197,766	American Express Co	10,748,910	341,808	11,090,718

			TOTAL NONDEPOSITORY INSTITUTIONS	10,748,910	341,808	11,090,718

			OIL AND GAS EXTRACTION - 2.49%
107,444	3,389	110,833	Halliburton Co	3,056,782	96,417	3,153,199
96,915	3,064	99,979	Schlumberger Ltd	6,011,637	190,060	6,201,697
89,396	2,854	92,250	XTO Energy, Inc	3,766,253	120,239	3,886,492

			TOTAL OIL AND GAS EXTRACTION	12,834,672	406,716	13,241,388

			PETROLEUM AND COAL PRODUCTS - 0.52%

3

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Growth Equity Fund Shares	Institutional Large-Cap Growth Fund Shares	Combined Pro-Forma Growth Equity & Large-Cap Growth Fund Shares	COMPANY	Retail Growth Equity Fund Value	Institutional Large-Cap Growth Fund Value	Combined Pro-Forma Growth Equity & Large-Cap Growth Fund Value

40,784	1,305	42,089	EOG Resources, Inc	2,652,999	84,890	2,737,889

			TOTAL PETROLEUM AND COAL PRODUCTS	2,652,999	84,890	2,737,889

			PRIMARY METAL INDUSTRIES - 2.89%
215,941	6,906	222,847	BHP Billiton plc	3,727,791	119,218	3,847,009
457,541	14,464	472,005	* Corning, Inc	11,168,576	353,066	11,521,642

			TOTAL PRIMARY METAL INDUSTRIES	14,896,367	472,284	15,368,651

			RAILROAD TRANSPORTATION - 0.38%
59,250	1,905	61,155	CSX Corp	1,945,177	62,541	2,007,718

			TOTAL RAILROAD TRANSPORTATION	1,945,177	62,541	2,007,718

			SECURITY AND COMMODITY BROKERS - 7.29%
546,888	17,289	564,177	Charles Schwab Corp	9,789,295	309,473	10,098,768
14,058	448	14,506	Chicago Mercantile Exchange Holdings, Inc	6,723,239	214,256	6,937,495
200,679	6,397	207,076	* E*Trade Financial Corp	4,800,242	153,016	4,953,258
43,647	1,396	45,043	Goldman Sachs Group, Inc	7,383,763	236,161	7,619,924
53,311	1,702	55,013	Merrill Lynch & Co, Inc	4,169,986	133,130	4,303,116
247,933	7,868	255,801	TD Ameritrade Holding Corp	4,673,537	148,312	4,821,849

			TOTAL SECURITY AND COMMODITY BROKERS	37,540,062	1,194,348	38,734,410

			TOBACCO PRODUCTS - 2.61%
175,307	5,542	180,849	Altria Group, Inc	13,419,751	424,240	13,843,991

			TOTAL TOBACCO PRODUCTS	13,419,751	424,240	13,843,991

			TRANSPORTATION EQUIPMENT - 3.62%
115,047	3,637	118,684	Boeing Co	9,071,456	286,777	9,358,233
151,312	4,799	156,111	United Technologies Corp	9,585,615	304,017	9,889,632

			TOTAL TRANSPORTATION EQUIPMENT	18,657,071	590,794	19,247,865

			TRANSPORTATION SERVICES - 0.91%
104,879	3,326	108,205	CH Robinson Worldwide, Inc	4,675,506	148,273	4,823,779

			TOTAL TRANSPORTATION SERVICES	4,675,506	148,273	4,823,779

			TRUCKING AND WAREHOUSING - 0.96%
68,986	2,188	71,174	United Parcel Service, Inc (Class B)	4,962,853	157,405	5,120,258

			TOTAL TRUCKING AND WAREHOUSING	4,962,853	157,405	5,120,258

			WHOLESALE TRADE-DURABLE GOODS - 0.38%
33,553	1,064	34,617	* WESCO International, Inc	1,947,081	61,744	2,008,825

			TOTAL WHOLESALE TRADE-DURABLE GOODS	1,947,081	61,744	2,008,825

			TOTAL COMMON STOCKS	513,507,298	16,648,734	530,156,032

			(Cost $483,802,636)

PRINCIPAL			ISSUER

			SHORT-TERM INVESTMENTS - 0.43%
			U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.43%
$2,170,000	130,000	2,300,000	Federal Home Loan Bank (FHLB) 4.750%, 10/02/06	2,170,000	130,000	2,300,000

			TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	2,170,000	130,000	2,300,000

4

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Growth Equity Fund Shares	Institutional Large-Cap Growth Fund Shares	Combined Pro-Forma Growth Equity & Large-Cap Growth Fund Shares	COMPANY	Retail Growth Equity Fund Value	Institutional Large-Cap Growth Fund Value	Combined Pro-Forma Growth Equity & Large-Cap Growth Fund Value

			TOTAL SHORT-TERM INVESTMENTS (Cost $2,299,697)	2,170,000	130,000	2,300,000

			TOTAL PORTFOLIO - 100.18% (Cost $486,102,333)	515,677,298	16,778,734	532,456,032

			OTHER ASSETS & LIABILITIES, NET - (0.18%)	(997,956)	27,008	(970,948)

			NET ASSETS - 100.00%	$514,679,342	$16,805,742	$531,485,084

*	Non-income producing

**	Percentage is less than 0.01%

b	In bankruptcy

v	Security valued at fair value.

ABBREVIATION:
ADR - American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

5

Retail Growth Equity Fund / Institutional Large-Cap Growth Fund
Pro Forma Combining Statement of Assets & Liabilities (unaudited)
September 30, 2006

	Retail Growth Equity Fund	Institutional Large-Cap Growth Fund	Adjustments to Pro Forma	Institutional Large- Cap Growth Fund (new) Pro Forma (Combined)

ASSETS
Portfolio investments, at value	$515,677,298	$16,778,734	$—	$532,456,032
Cash	442,796	—	—	442,796
Cash-foreign	87,665	29,450	—	117,115
Receivable for securities transactions	14,609,777	458,072	—	15,067,849
Receivable from Fund shares sold	30,415	28,602	—	59,017
Dividends and interest receivable	603,264	16,863	—	620,127
Due from investment advisor	—	133,767	—	133,767
Reclaims receivable	10,812	111	—	10,923

Total assets	531,462,027	17,445,599	—	548,907,626

LIABILITIES
Management fees payable	188,722	1,063	—	189,785
Service agreement fees payable	—	406	—	406
Due to affiliates	16,254	63,969	—	80,223
Cash overdrafts	—	141,220	—	141,220
Payable for securities transactions	15,782,063	427,872	—	16,209,935
Payable for Fund shares redeemed	795,646	5,327	—	800,973

Total liabilities	16,782,685	639,857	—	17,422,542

Net Assets	$514,679,342	$16,805,742	$—	$531,485,084

Net Assets by Class:
Retirement Class	$—	$2,145,233	$—	$2,145,233
Institutional Class	$—	$12,464,552	$118,118,909	$130,583,461
Retail Class	$514,679,342	$2,195,957	$(118,118,909)	$398,756,390

	$514,679,342	$16,805,742	$—	$531,485,084

Shares Outstanding by Class:
Retirement Class	—	221,871	1,074	222,945
Institutional Class	—	1,287,677	12,283,305	13,570,982
Retail Class	53,488,429	227,096	(12,274,474)	41,441,051

	53,488,429	1,736,644	9,905	55,234,978

Net Asset Value per Share by Class:
Retirement Class	$—	$9.67	$—	$9.62
Institutional Class	$—	$9.68	$—	$9.62
Retail Class	$9.62	$9.67	$—	$9.62

Retail Growth Equity Fund / Institutional Large-Cap Growth Fund
Pro Forma Combining Statement of Operations (unaudited)
Six Month Period Ending September 30, 2006

	Retail Growth Equity Fund	Institutional Large-Cap Growth Fund	Adjustments to Pro Forma	Institutional Large- Cap Growth Fund (new) Pro Forma (Combined)

Investment Income:
Interest	$23,652	$11,518	$—	$35,170
Dividends	2,438,240	58,564	—	2,496,804
Foreign taxes withheld	(29,882)	(712)	—	(30,594)

Total Income	2,432,010	69,370	—	2,501,380

Expenses
Investment management fees	$1,170,708	$28,496	$—	$1,199,204
Service Agreement Fees - Retirement Class	—	1,188	—	1,188
Distribution fees - Retail Class	—	182	501,109	501,291
Custody fees	—	9,716	10,333	20,049
Audit fees	—	31,667	—	31,667
Registration fees - Retirement Class	—	22,098	(22,098)	—
Registration fees - Institutional Class	—	23,277	(23,277)	—
Registration fees - Retail Class	—	22,086	(22,086)	—
Registration fees	—	—	17,500	17,500
Trustee fees and expenses	2,109	3,194	(2,109)	3,194
Fund administration fees	—	15,121	—	15,121
Transfer Agency fees and expenses - Retirement Class	—	795	—	795
Transfer Agency fees and expenses - Institutional Class	—	938	—	938
Transfer Agency fees and expenses - Retail Class	—	465	691,209	691,674
Report printing and mailing fees - Retirement Class	—	1,257	(1,257)	—
Report printing and mailing fees - Institutional Class	—	1,224	(1,224)	—
Report printing and mailing fees - Retail Class	—	1,409	(1,409)	—
Report printing and mailing fees	—	—	28,377	28,377
Legal fees	—	5,172	—	5,172
Interest	15,886	346	(15,886)	346
Other	—	—	—	—

Total expenses before expense reimbursement	1,188,703	168,631	1,159,182	2,516,516
Less expenses reimbursed by the investment advisor	—	(133,767)	49,022	(84,745)
Fees waived the investment advisor and TPIS		(23,612)	(1,460,991)	(1,484,603)

Net expenses	1,188,703	11,252	(252,787)	947,168

Net investment income	1,243,307	58,118	252,787	1,554,212

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from:
Security transactions	6,006,662	(640,222)	—	5,366,440
Foreign currency transactions	1,207	(155)	—	1,052

Net realized gain/(loss) on investments	6,007,869	(640,377)	—	5,367,492

Change in unrealized appreciation/(depreciation) on:

Securities	(23,089,769)	502,636	—	(22,587,133)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	17,736	226	—	17,962

Net change in unrealized appreciation/ (depreciation) of investments	(23,072,033)	502,862	—	(22,569,171)

Net realized and unrealized gain/(loss) on investments	(17,064,164)	(137,515)	—	(17,201,679)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(15,820,857)	$(79,397)	$252,787	(15,647,467)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

RETAIL GROWTH & INCOME FUND/INSTITUTIONAL GROWTH & INCOME FUND
PRO-FORMA COMBINING SCHEDULE OF INVESTMENT (Unaudited)
September 30, 2006

Retail Growth & Income Fund Shares	Institutional Growth & Income Fund Shares	Combined Pro-Forma Growth & Income Fund Shares		COMPANY	Retail Growth & Income Fund Value	Institutional Growth & Income Fund Value	Combined Pro-Forma Growth & Income Fund Value

			COMMON STOCKS - 99.82%

			AMUSEMENT AND RECREATION SERVICES - 0.54%
132,350	46,550	178,900		Aristocrat Leisure Ltd	$1,390,832	$489,182	$1,880,014
7,100	2,400	9,500		Nintendo Co Ltd	1,462,976	494,527	1,957,503

				TOTAL AMUSEMENT AND RECREATION SERVICES	2,853,808	983,709	3,837,517

			APPAREL AND ACCESSORY STORES - 0.84%
39,975	14,058	54,033	*	J Crew Group, Inc	1,202,048	422,724	1,624,772
44,622	16,053	60,675		Nordstrom, Inc	1,887,511	679,042	2,566,553
32,015	11,443	43,458	*	Under Armour, Inc	1,281,240	457,949	1,739,189

				TOTAL APPAREL AND ACCESSORY STORES	4,370,799	1,559,715	5,930,514

			BUSINESS SERVICES - 5.34%
79,448	28,695	108,143	*	Adobe Systems, Inc	2,975,328	1,074,628	4,049,956
16,395	5,859	22,254	*	Akamai Technologies, Inc	819,586	292,891	1,112,477
106,250	39,172	145,422		Automatic Data Processing, Inc	5,029,875	1,854,402	6,884,277
23,788	8,370	32,158	*	Citrix Systems, Inc	861,364	303,078	1,164,442
10,161	3,719	13,880	*	Google, Inc (Class A)	4,083,706	1,494,666	5,578,372
—	2	2	*	Interpublic Group of Cos, Inc	—	20	20
58,446	20,893	79,339	*	McAfee, Inc	1,429,589	511,043	1,940,632
351,540	126,567	478,107		Microsoft Corp	9,607,588	3,459,076	13,066,664
80,430	26,962	107,392	*	Redback Networks, Inc	1,116,368	374,233	1,490,601
59,737	21,414	81,151	*	THQ, Inc	1,742,528	624,646	2,367,174

				TOTAL BUSINESS SERVICES	27,665,932	9,988,683	37,654,615

			CHEMICALS AND ALLIED PRODUCTS - 15.10%
64,299	42,292	106,591		Abbott Laboratories	4,267,525	2,053,700	6,321,225
61,669	23,274	84,943		Air Products & Chemicals, Inc	3,798,937	1,544,695	5,343,632
40,234	22,038	62,272		Akzo Nobel NV	2,877,938	1,357,586	4,235,524
2,287	14,528	16,815	*	Amgen, Inc	62,092	1,039,188	1,101,280
116,942	826	117,768	*	Bare Escentuals, Inc	5,678,704	22,426	5,701,130
73,478	25,170	98,648		Bristol-Myers Squibb Co	1,831,072	627,236	2,458,308
58,453	21,322	79,775		Colgate-Palmolive Co	3,629,931	1,324,096	4,954,027
52,254	18,587	70,841		Cytec Industries, Inc	2,904,800	1,033,251	3,938,051
35,354	11,853	47,207		Du Pont (E.I.) de Nemours & Co	1,514,565	507,782	2,022,347
54,614	19,718	74,332	*	Gilead Sciences, Inc	3,751,982	1,354,627	5,106,609
53,482	17,700	71,182	*	Keryx Biopharmaceuticals, Inc	632,692	209,391	842,083
153,301	55,340	208,641		Merck & Co, Inc	6,423,312	2,318,746	8,742,058
107,312	39,454	146,766		Monsanto Co	5,044,737	1,854,733	6,899,470
31,673	11,168	42,841		Novartis AG. (ADR)	1,850,970	652,658	2,503,628
297,348	108,533	405,881		Pfizer, Inc	8,432,789	3,077,996	11,510,785
175,698	63,883	239,581		Procter & Gamble Co	10,889,762	3,959,468	14,849,230

1

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Growth & Income Fund Shares	Institutional Growth & Income Fund Shares	Combined Pro-Forma Growth & Income Fund Shares	COMPANY	Retail Growth & Income Fund Value	Institutional Growth & Income Fund Value	Combined Pro-Forma Growth & Income Fund Value

15,862	5,609	21,471	Roche Holding AG.	2,742,504	969,784	3,712,288
152,391	55,011	207,402	Schering-Plough Corp	3,366,317	1,215,193	4,581,510
31,733	11,270	43,003	Sigma-Aldrich Corp	2,401,236	852,801	3,254,037
120,710	43,665	164,375	Wyeth	6,136,896	2,219,929	8,356,825

			TOTAL CHEMICALS AND ALLIED PRODUCTS	78,238,761	28,195,286	106,434,047

			COAL MINING - 0.55%
47,191	16,864	64,055	Peabody Energy Corp	1,735,685	620,258	2,355,943
35,343	11,849	47,192	Sasol Ltd (ADR)	1,162,431	389,714	1,552,145

			TOTAL COAL MINING	2,898,116	1,009,972	3,908,088

			COMMUNICATIONS - 3.38%
49,248	16,961	66,209	America Movil S.A. de C.V. (ADR)	1,938,894	667,755	2,606,649
226,683	82,900	309,583	AT&T, Inc	7,380,798	2,699,224	10,080,022
82,541	29,738	112,279	BellSouth Corp	3,528,628	1,271,299	4,799,927
136,048	49,253	185,301	Cablevision Systems Corp (Class A)	3,089,650	1,118,536	4,208,186
32,937	11,586	44,523	Embarq Corp	1,593,163	560,415	2,153,578

			TOTAL COMMUNICATIONS	17,531,133	6,317,229	23,848,362

			DEPOSITORY INSTITUTIONS - 10.17%
249,115	90,661	339,776	Bank of America Corp	13,345,091	4,856,710	18,201,801
145,639	52,862	198,501	Citigroup, Inc	7,233,889	2,625,656	9,859,545
209,389	76,571	285,960	JPMorgan Chase & Co	9,832,907	3,595,774	13,428,681
84,746	30,603	115,349	Marshall & Ilsley Corp	4,083,062	1,474,453	5,557,515
87,692	31,694	119,386	Northern Trust Corp	5,123,844	1,851,880	6,975,724
98,056	34,839	132,895	South Financial Group, Inc	2,552,398	906,859	3,459,257
196,949	71,861	268,810	US Bancorp	6,542,646	2,387,222	8,929,868
107,708	38,540	146,248	Wells Fargo & Co	3,896,875	1,394,377	5,291,252

			TOTAL DEPOSITORY INSTITUTIONS	52,610,712	19,092,931	71,703,643

			EATING AND DRINKING PLACES - 0.67%
89,220	32,294	121,514	McDonald’s Corp	3,490,287	1,263,341	4,753,628

			TOTAL EATING AND DRINKING PLACES	3,490,287	1,263,341	4,753,628

			ELECTRIC, GAS, AND SANITARY SERVICES - 2.90%
86,673	30,823	117,496	American Electric Power Co, Inc	3,152,297	1,121,033	4,273,330
116,903	41,941	158,844	DPL, Inc	3,170,409	1,137,440	4,307,849
30,402	10,415	40,817	Edison International	1,265,939	433,681	1,699,620
35,300	12,961	48,261	Entergy Corp	2,761,519	1,013,939	3,775,458
77,460	28,346	105,806	Exelon Corp	4,689,429	1,716,067	6,405,496

			TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	15,039,593	5,422,160	20,461,753

			ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.50%
96,153	34,374	130,527	* Agere Systems, Inc	1,435,564	513,204	1,948,768
27,293	9,549	36,842	Amphenol Corp (Class A)	1,690,256	591,370	2,281,626
71,174	25,781	96,955	* Apple Computer, Inc	5,482,533	1,985,910	7,468,443
441,331	159,578	600,909	* Cisco Systems, Inc	10,150,613	3,670,294	13,820,907
78,043	27,504	105,547	* Comverse Technology, Inc	1,673,242	589,686	2,262,928

2

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Growth & Income Fund Shares	Institutional Growth & Income Fund Shares	Combined Pro-Forma Growth & Income Fund Shares		COMPANY	Retail Growth & Income Fund Value	Institutional Growth & Income Fund Value	Combined Pro-Forma Growth & Income Fund Value

65,195	23,505	88,700		Emerson Electric Co	5,467,253	1,971,129	7,438,382
50,850	17,886	68,736	*	Freescale Semiconductor, Inc	1,934,843	680,562	2,615,405
69,624	23,614	93,238		Gamesa Corp Tecnologica S.A.	1,525,599	517,429	2,043,028
164,769	60,397	225,166		Honeywell International, Inc	6,739,052	2,470,237	9,209,289
167,399	60,544	227,943		Intel Corp	3,443,397	1,245,390	4,688,787
698,595	249,694	948,289	*	JDS Uniphase Corp	1,529,923	546,830	2,076,753
52,184	18,081	70,265	*	LG.Philips LCD Co Ltd (ADR)	865,733	299,964	1,165,697
137,161	49,622	186,783		Motorola, Inc	3,429,025	1,240,550	4,669,575
110,709	40,259	150,968	*	Nvidia Corp	3,275,879	1,191,264	4,467,143
143,527	51,992	195,519		Qualcomm, Inc	5,217,206	1,889,909	7,107,115
5,160	1,863	7,023	*	Research In Motion Ltd	529,726	191,256	720,982

				TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	54,389,844	19,594,984	73,984,828

			FOOD AND KINDRED PRODUCTS - 3.70%
39,014	14,083	53,097		Hershey Co	2,085,298	752,736	2,838,034
7,244	2,562	9,806		Nestle S.A.	2,525,798	893,304	3,419,102
155,247	56,771	212,018		PepsiCo, Inc	10,131,419	3,704,875	13,836,294
209,598	73,734	283,332		Tate & Lyle plc	2,823,602	993,308	3,816,910
99,765	36,014	135,779		Tyson Foods, Inc (Class A)	1,584,268	571,902	2,156,170

				TOTAL FOOD AND KINDRED PRODUCTS	19,150,385	6,916,125	26,066,510

			GENERAL MERCHANDISE STORES - 2.45%
70,520	25,510	96,030		Target Corp	3,896,230	1,409,428	5,305,658
114,780	41,533	156,313		TJX Cos, Inc	3,217,283	1,164,170	4,381,453
112,730	40,798	153,528		Wal-Mart Stores, Inc	5,559,844	2,012,157	7,572,001

				TOTAL GENERAL MERCHANDISE STORES	12,673,357	4,585,755	17,259,112

			HEALTH SERVICES - 2.20%
84,415	30,715	115,130	*	Coventry Health Care, Inc	4,349,061	1,582,437	5,931,498
82,853	30,668	113,521	*	Medco Health Solutions, Inc	4,980,294	1,843,453	6,823,747
57,198	20,078	77,276		Pharmaceutical Product Development, Inc	2,041,397	716,584	2,757,981

				TOTAL HEALTH SERVICES	11,370,752	4,142,474	15,513,226

			HOLDING AND OTHER INVESTMENT OFFICES - 0.74%
19,849	7,196	27,045		Boston Properties, Inc	2,051,196	743,635	2,794,831
15,130	2,780	17,910		SPDR Trust Series 1	2,021,065	371,352	2,392,417

				TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,072,261	1,114,987	5,187,248

			HOTELS AND OTHER LODGING PLACES - 0.50%
38,197	13,229	51,426		Accor S.A.	2,603,427	901,661	3,505,088

				TOTAL HOTELS AND OTHER LODGING PLACES	2,603,427	901,661	3,505,088

			INDUSTRIAL MACHINERY AND EQUIPMENT - 6.20%
40,756	14,379	55,135	*	Alstom RGPT	3,687,425	1,300,949	4,988,374
447,825	162,014	609,839		General Electric Co	15,808,223	5,719,094	21,527,317
249,742	90,458	340,200		Hewlett-Packard Co	9,163,034	3,318,904	12,481,938
42,163	15,328	57,491		International Business Machines Corp	3,454,836	1,255,976	4,710,812

				TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	32,113,518	11,594,923	43,708,441

3

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Growth & Income Fund Shares	Institutional Growth & Income Fund Shares	Combined Pro-Forma Growth & Income Fund Shares	COMPANY	Retail Growth & Income Fund Value	Institutional Growth & Income Fund Value	Combined Pro-Forma Growth & Income Fund Value

			INSURANCE AGENTS, BROKERS AND SERVICE - 0.88%
52,715	19,029	71,744	Hartford Financial Services Group, Inc	4,573,026	1,650,766	6,223,792

			TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,573,026	1,650,766	6,223,792

			INSURANCE CARRIERS - 3.27%
111,645	40,917	152,562	ACE Ltd	6,110,331	2,239,387	8,349,718
162,481	59,163	221,644	American International Group, Inc	10,765,991	3,920,140	14,686,131

			TOTAL INSURANCE CARRIERS	16,876,322	6,159,527	23,035,849

			METAL MINING - 0.97%
35,919	12,975	48,894	Freeport-McMoRan Copper & Gold, Inc (Class A)	1,913,046	691,048	2,604,094
74,919	26,772	101,691	Anglo American plc	3,132,321	1,119,322	4,251,643

			TOTAL METAL MINING	5,045,367	1,810,370	6,855,737

			MISCELLANEOUS RETAIL - 1.35%
81,959	29,292	111,251	Best Buy Co, Inc	4,389,724	1,568,879	5,958,603
81,193	29,024	110,217	CVS Corp	2,607,919	932,251	3,540,170

			TOTAL MISCELLANEOUS RETAIL	6,997,643	2,501,130	9,498,773

			MOTION PICTURES - 2.35%
87,525	31,686	119,211	CBS Corp	2,465,579	892,595	3,358,174
296,252	109,470	405,722	News Corp (Class A)	5,821,352	2,151,086	7,972,438
69,517	24,845	94,362	Time Warner, Inc	1,267,295	452,924	1,720,219
83,125	30,115	113,240	Walt Disney Co	2,569,394	930,855	3,500,249

			TOTAL MOTION PICTURES	12,123,620	4,427,460	16,551,080

			NONDEPOSITORY INSTITUTIONS - 2.97%
117,022	42,499	159,521	American Express Co	6,562,594	2,383,344	8,945,938
91,003	33,112	124,115	Fannie Mae	5,087,978	1,851,292	6,939,270
71,396	25,808	97,204	SLM Corp	3,711,164	1,341,500	5,052,664

			TOTAL NONDEPOSITORY INSTITUTIONS	15,361,736	5,576,136	20,937,872

			OIL AND GAS EXTRACTION - 2.62%
101,776	36,708	138,484	* Cameron International Corp	4,916,799	1,773,363	6,690,162
26,089	9,431	35,520	* National Oilwell Varco, Inc	1,527,511	552,185	2,079,696
115,143	41,693	156,836	Schlumberger Ltd	7,142,320	2,586,217	9,728,537

			TOTAL OIL AND GAS EXTRACTION	13,586,630	4,911,765	18,498,395

			PETROLEUM AND COAL PRODUCTS - 6.19%
26,145	9,199	35,344	Apache Corp	1,652,364	581,377	2,233,741
28,700	10,256	38,956	Ashland, Inc	1,830,486	654,128	2,484,614
18,726	6,692	25,418	Devon Energy Corp	1,182,547	422,600	1,605,147
288,087	104,383	392,470	Exxon Mobil Corp	19,330,638	7,004,099	26,334,737
62,446	22,779	85,225	Marathon Oil Corp	4,802,097	1,751,705	6,553,802
70,712	25,569	96,281	Noble Energy, Inc	3,223,760	1,165,691	4,389,451

			TOTAL PETROLEUM AND COAL PRODUCTS	32,021,892	11,579,600	43,601,492

4

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Growth & Income Fund Shares	Institutional Growth & Income Fund Shares	Combined Pro-Forma Growth & Income Fund Shares	COMPANY	Retail Growth & Income Fund Value	Institutional Growth & Income Fund Value	Combined Pro-Forma Growth & Income Fund Value

			PRINTING AND PUBLISHING - 0.24%
25,243	8,347	33,590	Meredith Corp	1,245,237	411,758	1,656,995

			TOTAL PRINTING AND PUBLISHING	1,245,237	411,758	1,656,995

			RAILROAD TRANSPORTATION - 0.41%
63,922	23,075	86,997	CSX Corp	2,098,559	757,552	2,856,111

			TOTAL RAILROAD TRANSPORTATION	2,098,559	757,552	2,856,111

			SECURITY AND COMMODITY BROKERS - 2.91%
30,383	10,922	41,305	AllianceBernstein Holding Lp	2,096,123	753,509	2,849,632
21,826	7,879	29,705	Bear Stearns Cos, Inc	3,057,823	1,103,848	4,161,671
77,936	28,188	106,124	Lazard Ltd	3,115,881	1,126,956	4,242,837
93,193	33,641	126,834	Morgan Stanley	6,794,702	2,452,765	9,247,467

			TOTAL SECURITY AND COMMODITY BROKERS	15,064,529	5,437,078	20,501,607

			TOBACCO PRODUCTS - 3.69%
249,471	90,417	339,888	Altria Group, Inc	19,097,005	6,921,421	26,018,426

			TOTAL TOBACCO PRODUCTS	19,097,005	6,921,421	26,018,426

			TRANSPORTATION BY AIR - 0.41%
93,443	32,917	126,360	* AMR Corp	2,162,271	761,699	2,923,970

			TOTAL TRANSPORTATION BY AIR	2,162,271	761,699	2,923,970

			TRANSPORTATION EQUIPMENT - 3.57%
45,033	15,275	60,308	* BE Aerospace, Inc	949,746	322,150	1,271,896
65,514	23,519	89,033	Boeing Co	5,165,779	1,854,473	7,020,252
111,029	40,334	151,363	Raytheon Co	5,330,502	1,936,435	7,266,937
110,711	40,419	151,130	United Technologies Corp	7,013,542	2,560,544	9,574,086

			TOTAL TRANSPORTATION EQUIPMENT	18,459,569	6,673,602	25,133,171

			TRANSPORTATION SERVICES - 0.40%
46,269	16,441	62,710	CH Robinson Worldwide, Inc	2,062,672	732,940	2,795,612

			TOTAL TRANSPORTATION SERVICES	2,062,672	732,940	2,795,612

			TRUCKING AND WAREHOUSING - 0.41%
12,300	4,405	16,705	DSV A/S	2,150,463	770,146	2,920,609

			TOTAL TRUCKING AND WAREHOUSING	2,150,463	770,146	2,920,609

			WHOLESALE TRADE-DURABLE GOODS - 0.00% **
—	12	12	Finning International, Inc	—	402	402

			TOTAL WHOLESALE TRADE-DURABLE GOODS	—	402	402

			WHOLESALE TRADE-NONDURABLE GOODS - 1.40%
82,575	29,908	112,483	Cardinal Health, Inc	5,428,480	1,966,152	7,394,632
53,924	19,278	73,202	Sysco Corp	1,803,758	644,849	2,448,607

			TOTAL WHOLESALE TRADE-NONDURABLE GOODS	7,232,238	2,611,001	9,843,239

			TOTAL COMMON STOCKS (Cost $618,435,079)	517,231,464	186,378,288	703,609,752

5

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Growth & Income Fund Shares	Institutional Growth & Income Fund Shares	Combined Pro-Forma Growth & Income Fund Shares	COMPANY	Retail Growth & Income Fund Value	Institutional Growth & Income Fund Value	Combined Pro-Forma Growth & Income Fund Value

			PRINCIPAL

			SHORT-TERM INVESTMENTS - 0.16%
			U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.16%
970,000	$160,000	1,130,000	Federal Home Loan Bank (FHLB), 4.750%, 10/02/06	970,000	160,000	1,130,000

			TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	970,000	160,000	1,130,000

			TOTAL SHORT-TERM INVESTMENTS (Cost $1,129,851)	970,000	160,000	1,130,000

			TOTAL PORTFOLIO - 99.98% (Cost $619,564,930)	518,201,464	186,538,288	704,739,752
			OTHER ASSETS & LIABILITIES, NET - 0.02%	(379,378)	505,855	126,477

			NET ASSETS - 100.00%	$517,822,086	$187,044,143	$704,866,229

*	Non-income producing

**	Percentage represents less than 0.01%

ABBREVIATION:
ADR - American Depositary Receipt

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

6

Retail Growth & Income Fund / Institutional Growth & Income Fund
Pro Forma Combining Statement of Assets & Liabilities (unaudited)
September 30, 2006

	Retail Growth & Income Fund	Institutional Growth & Income Fund	Adjustments to Pro Forma	Institutional Growth & Income Fund (new) Pro Forma (Combined)

ASSETS
Portfolio investments, at value	$518,201,464	$186,538,288	$—	$704,739,752
Cash-foreign	149,687	23,829	—	173,516
Receivable for securities transactions	8,264,083	2,563,346	—	10,827,429
Receivable from Fund shares sold	26,277	443,885	—	470,162
Dividends and interest receivable	1,281,393	241,976	—	1,523,369
Due from investment advisor	—	151,148	—	151,148
Reclaims receivable	46,526	15,023	—	61,549

Total assets	527,969,430	189,977,495	—	717,946,925

LIABILITIES
Management fees payable	181,521	12,073	—	193,594
Service agreement fees payable	—	17,387	—	17,387
Due to affiliates	8,386	65,876	—	74,262
Cash overdrafts	190,261	284,064	—	474,325
Payable for securities transactions	9,419,520	2,553,952	—	11,973,472
Payable for Fund shares redeemed	347,656	—	—	347,656

Total liabilities	10,147,344	2,933,352	—	13,080,696

Net Assets	$517,822,086	$187,044,143	$—	$704,866,229

Net Assets by Class:
Retirement Class	$—	$86,917,887	$—	$86,917,887
Institutional Class	$—	$97,493,798	$—	$97,493,798
Retail Class	$517,822,086	$2,632,458	$—	$520,454,544

	$517,822,086	$187,044,143	$—	$704,866,229

Shares Outstanding by Class:
Retirement Class	—	9,926,400	(3,586,643)	6,339,757
Institutional Class	—	11,253,203	(4,142,043)	7,111,160
Retail Class	37,769,743	256,204	(64,194)	37,961,753

	37,769,743	21,435,807	(7,792,880)	51,412,670

Net Asset Value per Share by Class:
Retirement Class	$—	$8.76	$—	$13.71
Institutional Class	$—	$8.66	$—	$13.71
Retail Class	$13.71	$10.27	$—	$13.71

Retail Growth & Income Fund / Institutional Growth & Income Fund
Pro Forma Combining Statement of Operations (unaudited)
Twelve Month Period Ending September 30, 2006

	Retail Growth & Income Fund	Institutional Growth & Income Fund	Adjustments to Pro Forma	Institutional Growth & Income Fund (new) Pro Forma (Combined)

Investment Income:
Interest	$46,677	$20,083	$—	$66,760
Dividends	$8,640,077	3,013,869	—	11,653,946
Other income	—	125,109	—	125,109
Foreign taxes withheld	(34,671)	(9,104)	—	(43,775)

Total Income	8,652,083	3,149,957	—	11,802,040

Expenses
Investment management fees	$2,223,675	$581,033	$324,011	$3,128,719
Service Agreement Fees - Retirement Class	—	200,934	—	200,934
Service Agreement Fees - Institutional Class	—	16,967	(16,967)	—
Distribution fees - Retail Class	—	210	1,296,615	1,296,825
Custody fees	—	24,068	20,556	44,624
Audit fees	—	45,268	—	45,268
Registration fees - Retirement Class	—	12,613	(12,613)	—
Registration fees - Institutional Class	—	15,325	(15,325)	—
Registration fees - Retail Class	—	23,215	(23,215)	—
Registration fees	—	—	35,000	35,000
Trustee fees and expenses	440	4,712	(440)	4,712
Fund administration fees	—	20,520	—	20,520
Transfer Agency fees and expenses - Retirement Class	—	1,043	—	1,043
Transfer Agency fees and expenses - Institutional Class	—	1,630	—	1,630
Transfer Agency fees and expenses - Retail Class	—	636	1,169,401	1,170,037
Report printing and mailing fees - Retirement Class	—	26,271	(26,271)	—
Report printing and mailing fees - Institutional Class	—	13,679	(13,679)	—
Report printing and mailing fees - Retail Class	—	1,469	(1,469)	—
Report printing and mailing fees	—	—	90,392	90,392
Legal fees	—	7,347	—	7,347
Interest	24,861	27,136	(24,861)	27,136

Total expenses before expense reimbursement	2,248,976	1,024,076	2,801,135	6,074,187
Less expenses reimbursed by the investment advisor	—	(151,148)	150,110	(1,038)
Fees waived by the investment advisor and TPIS	—	(435,913)	(3,433,414)	(3,869,327)

Net expenses	2,248,976	437,015	(482,169)	2,203,822

Net investment income	6,403,107	2,712,942	482,169	9,598,218

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from:
Security transactions	7,965,443	9,255,556	—	17,220,999
Foreign currency transactions	14,254	470	—	14,724

Net realized gain/(loss) on investments	7,979,697	9,256,026	—	17,235,723

Change in unrealized appreciation/(depreciation) on:

Securities	37,008,561	7,478,644	—	44,487,205
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	822	(151)	—	671

Net change in unrealized appreciation/ (depreciation) of investments	37,009,383	7,478,493	—	44,487,876

Net realized and unrealized gain/(loss) on investments	44,989,080	16,734,519	—	61,723,599

Net Increase/(Decrease) in Net Assets Resulting From Operations	$51,392,187	$19,447,461	$482,169	71,321,817

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

RETAIL EQUITY INDEX FUND/INSTITUTIONAL EQUITY INDEX FUND
PRO-FORMA COMBINING SCHEDULE OF INVESTMENT (Unaudited)
September 30, 2006

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

			COMMON STOCKS - 99.83%

			AGRICULTURAL PRODUCTION-CROPS - 0.00% **
991	1,774	2,765		Chiquita Brands International, Inc	$13,260	$23,736	$36,996

				TOTAL AGRICULTURAL PRODUCTION-CROPS	13,260	23,736	36,996

			AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
1,042	1,677	2,719		Pilgrim’s Pride Corp	28,499	45,866	74,365
10	15	25		Seaboard Corp	12,050	18,075	30,125

				TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	40,549	63,941	104,490

			AMUSEMENT AND RECREATION SERVICES - 0.20%
1,525	2,782	4,307	*	Bally Technologies, Inc	26,840	48,963	75,803
970	1,562	2,532	*	Bally Total Fitness Holding Corp	1,465	2,359	3,824
518	833	1,351	*	Century Casinos, Inc	5,149	8,280	13,429
273	416	689		Churchill Downs, Inc	11,482	17,497	28,979
427	309	736		Dover Downs Gaming & Entertainment, Inc	5,188	3,754	8,942
102	503	605		Dover Motorsports, Inc	553	2,726	3,279
4,716	7,778	12,494		Harrah’s Entertainment, Inc	313,284	516,693	829,977
879	1,672	2,551		International Speedway Corp (Class A)	43,809	83,332	127,141
594	956	1,550	*	Lakes Entertainment, Inc	5,738	9,235	14,973
992	1,229	2,221	*	Leapfrog Enterprises, Inc	7,867	9,746	17,613
788	1,593	2,381	*	Life Time Fitness, Inc	36,476	73,740	110,216
1,805	2,578	4,383	*	Live Nation, Inc	36,858	52,643	89,501
1,100	1,658	2,758	*	Magna Entertainment Corp (Class A)	5,159	7,776	12,935
1,389	2,211	3,600	*	Marvel Entertainment, Inc	33,530	53,373	86,903
1,000	925	1,925	*	MTR Gaming Group, Inc	9,390	8,686	18,076
570	1,729	2,299	*	Multimedia Games, Inc	5,176	15,699	20,875
1,802	3,005	4,807	*	Penn National Gaming, Inc	65,809	109,743	175,552
1,238	2,181	3,419	*	Pinnacle Entertainment, Inc	34,812	61,330	96,142
2,074	3,899	5,973	*	Six Flags, Inc	10,847	20,392	31,239
287	697	984		Speedway Motorsports, Inc	10,450	25,378	35,828
2,388	3,844	6,232		Warner Music Group Corp	61,969	99,752	161,721
1,947	2,725	4,672		Westwood One, Inc	13,785	19,293	33,078
829	1,126	1,955	*	WMS Industries, Inc	24,215	32,890	57,105
325	544	869		World Wrestling Entertainment, Inc	5,340	8,938	14,278

				TOTAL AMUSEMENT AND RECREATION SERVICES	775,191	1,292,218	2,067,409

			APPAREL AND ACCESSORY STORES - 0.72%
2,305	3,885	6,190		Abercrombie & Fitch Co (Class A)	160,151	269,930	430,081
1,261	2,624	3,885	*	Aeropostale, Inc	36,859	76,700	113,559
2,834	4,750	7,584		American Eagle Outfitters, Inc	124,214	208,193	332,407
1,768	3,154	4,922	*	AnnTaylor Stores Corp	74,008	132,026	206,034
370	1,578	1,948		Bebe Stores, Inc	9,169	39,103	48,272
703	1,185	1,888		Brown Shoe Co, Inc	25,195	42,470	67,665

1

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

250	310	560		Buckle, Inc	9,485	11,761	21,246
269	524	793	*	Cache, Inc	4,812	9,374	14,186
1,244	2,018	3,262	*	Carter’s, Inc	32,829	53,255	86,084
792	1,341	2,133	*	Casual Male Retail Group, Inc	10,874	18,412	29,286
685	1,629	2,314		Cato Corp (Class A)	15,008	35,691	50,699
327	676	1,003	*	Charlotte Russe Holding, Inc	9,006	18,617	27,623
3,171	5,554	8,725	*	Charming Shoppes, Inc	45,282	79,311	124,593
4,627	8,240	12,867	*	Chico’s FAS, Inc	99,619	177,407	277,026
583	1,014	1,597	*	Children’s Place Retail Stores, Inc	37,329	64,926	102,255
933	1,409	2,342		Christopher & Banks Corp	27,505	41,537	69,042
162	367	529	*	Citi Trends, Inc	5,591	12,665	18,256
2,536	4,118	6,654		Claire’s Stores, Inc	73,950	120,081	194,031
58	175	233		DEB Shops, Inc	1,487	4,487	5,974
1,236	1,944	3,180	*	Dress Barn, Inc	26,970	42,418	69,388
421	700	1,121	*	DSW, Inc	13,261	22,050	35,311
1,089	1,593	2,682		Finish Line, Inc (Class A)	13,743	20,104	33,847
3,896	6,596	10,492		Foot Locker, Inc	98,374	166,549	264,923
13,886	23,256	37,142		Gap, Inc	263,140	440,701	703,841
2,404	4,176	6,580	*	Hanesbrands, Inc	54,114	94,002	148,116
1,169	1,910	3,079	*	HOT Topic, Inc	13,023	21,277	34,300
400	700	1,100	*	J Crew Group, Inc	12,028	21,049	33,077
455	796	1,251	*	Jo-Ann Stores, Inc	7,608	13,309	20,917
527	921	1,448	*	JOS A Bank Clothiers, Inc	15,789	27,593	43,382
8,424	14,463	22,887	*	Kohl’s Corp	546,886	938,938	1,485,824
8,803	14,773	23,576		Limited Brands, Inc	233,191	391,337	624,528
344	960	1,304	*	New York & Co, Inc	4,500	12,557	17,057
5,915	10,300	16,215		Nordstrom, Inc	250,205	435,690	685,895
1,709	2,890	4,599	*	Pacific Sunwear Of California, Inc	25,772	43,581	69,353
1,721	2,897	4,618	*	Payless Shoesource, Inc	42,853	72,135	114,988
3,699	6,095	9,794		Ross Stores, Inc	93,992	154,874	248,866
107	300	407	*	Shoe Carnival, Inc	2,699	7,566	10,265
709	1,509	2,218		Stage Stores, Inc	20,802	44,274	65,076
312	—	312	*	Syms Corp	6,352		6,352
646	889	1,535		Talbots, Inc	17,603	24,225	41,828
1,096	3,252	4,348	*	The Wet Seal, Inc	6,729	19,967	26,696
763	1,435	2,198	*	Tween Brands, Inc	28,689	53,956	82,645
539	867	1,406	*	Under Armour, Inc	21,571	34,697	56,268
2,958	4,656	7,614	*	Urban Outfitters, Inc	52,327	82,365	134,692

				TOTAL APPAREL AND ACCESSORY STORES	2,674,594	4,601,160	7,275,754

			APPAREL AND OTHER TEXTILE PRODUCTS - 0.19%
371	672	1,043	*	Columbia Sportswear Co	20,713	37,518	58,231
541	1,127	1,668	*	Guess ?, Inc	26,255	54,693	80,948
910	1,454	2,364	*	Gymboree Corp	38,384	61,330	99,714
644	3,493	4,137	*	Hartmarx Corp	4,360	23,648	28,008
2,908	5,095	8,003		Jones Apparel Group, Inc	94,336	165,282	259,618
705	962	1,667		Kellwood Co	20,325	27,734	48,059
2,500	4,747	7,247		Liz Claiborne, Inc	98,775	187,554	286,329
—	1,310	1,310	*	Maidenform Brands, Inc		25,283	25,283
1,425	2,301	3,726		Phillips-Van Heusen Corp	59,522	96,113	155,635

2

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

1,470	2,535	4,005		Polo Ralph Lauren Corp	95,094	163,989	259,083
2,914	5,936	8,850	*	Quiksilver, Inc	35,405	72,122	107,527
335	539	874	*	True Religion Apparel, Inc	7,072	11,378	18,450
2,213	3,649	5,862		VF Corp	161,438	266,195	427,633
1,206	2,266	3,472	*	Warnaco Group, Inc	23,324	43,824	67,148

				TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	685,003	1,236,663	1,921,666

			AUTO REPAIR, SERVICES AND PARKING - 0.06%
262	479	741	*	Amerco, Inc	19,427	35,518	54,945
248	356	604		Bandag, Inc	10,178	14,610	24,788
346	800	1,146		Central Parking Corp	5,709	13,200	18,909
654	1,141	1,795	*	Dollar Thrifty Automotive Group, Inc	29,149	50,854	80,003
730	711	1,441	*	Midas, Inc	15,096	14,703	29,799
302	379	681		Monro Muffler, Inc	10,271	12,890	23,161
1,367	2,301	3,668	*	PHH Corp	37,456	63,047	100,503
1,575	2,747	4,322		Ryder System, Inc	81,396	141,965	223,361
—	216	216	*	Standard Parking Corp		6,778	6,778
1,050	1,495	2,545	*	Wright Express Corp	25,263	35,970	61,233

				TOTAL AUTO REPAIR, SERVICES AND PARKING	233,945	389,535	623,480

			AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.19%
2,751	4,936	7,687		Advance Auto Parts	90,618	162,592	253,210
163	279	442	*	America’s Car-Mart, Inc	2,681	4,589	7,270
500	381	881		Asbury Automotive Group, Inc	10,300	7,849	18,149
3,795	7,282	11,077	*	Autonation, Inc	79,315	152,194	231,509
1,309	2,509	3,818	*	Autozone, Inc	135,220	259,180	394,400
2,739	4,750	7,489	*	Carmax, Inc	114,244	198,122	312,366
1,757	3,306	5,063	*	Copart, Inc	49,530	93,196	142,726
892	2,524	3,416	*	CSK Auto Corp	12,577	35,588	48,165
500	514	1,014		Lithia Motors, Inc (Class A)	12,360	12,706	25,066
328	482	810	*	MarineMax, Inc	8,348	12,267	20,615
2,843	5,199	8,042	*	O’Reilly Automotive, Inc	94,416	172,659	267,075
547	806	1,353	*	Rush Enterprises, Inc (Class A)	9,124	13,444	22,568
768	1,790	2,558		Sonic Automotive, Inc	17,733	41,331	59,064
1,402	2,394	3,796		United Auto Group, Inc	32,807	56,020	88,827

				TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	669,273	1,221,737	1,891,010

			BUILDING MATERIALS AND GARDEN SUPPLIES - 0.90%
387	790	1,177	*	Builders FirstSource, Inc	5,894	12,032	17,926
556	1,010	1,566	*	Central Garden & Pet Co	26,832	48,742	75,574
3,226	5,540	8,766		Fastenal Co	124,427	213,678	338,105
53,874	91,825	145,699		Home Depot, Inc	1,954,010	3,330,493	5,284,503
39,360	67,236	106,596		Lowe’s Cos, Inc	1,104,442	1,886,642	2,991,084
2,711	4,987	7,698		Sherwin-Williams Co	151,220	278,175	429,395

				TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,366,825	5,769,762	9,136,587

			BUSINESS SERVICES - 7.05%
1,607	2,587	4,194	*	@Road, Inc	9,385	15,108	24,493
1,241	1,998	3,239	*	24/7 Real Media, Inc	10,598	17,063	27,661
9,999	16,227	26,226	*	3Com Corp	44,096	71,561	115,657

3

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

315	418	733	*	3D Systems Corp	5,777	7,666	13,443
1,127	1,856	2,983		Aaron Rents, Inc	25,898	42,651	68,549
1,217	1,811	3,028		ABM Industries, Inc	22,831	33,974	56,805
723	1,165	1,888	*	Acacia Research (Acacia Technologies)	8,206	13,223	21,429
7,137	11,491	18,628	*	Activision, Inc	107,769	173,514	281,283
1,472	2,370	3,842	*	Actuate Corp	6,506	10,475	16,981
2,074	3,392	5,466		Acxiom Corp	51,145	83,647	134,792
462	960	1,422		Administaff, Inc	15,569	32,352	47,921
15,156	25,993	41,149	*	Adobe Systems, Inc	567,592	973,438	1,541,030
473	881	1,354	*	Advent Software, Inc	17,127	31,901	49,028
839	1,357	2,196		Advo, Inc	23,475	37,969	61,444
2,903	4,989	7,892	*	Affiliated Computer Services, Inc (Class A)	150,550	258,730	409,280
800	2,399	3,199	*	Agile Software Corp	5,224	15,665	20,889
3,991	6,825	10,816	*	Akamai Technologies, Inc	199,510	341,182	540,692
2,116	3,472	5,588	*	Alliance Data Systems Corp	116,782	191,620	308,402
585	953	1,538	*	Altiris, Inc	12,338	20,099	32,437
671	1,081	1,752	*	American Reprographics Co	21,512	34,657	56,169
791	1,364	2,155	*	AMN Healthcare Services, Inc	18,786	32,395	51,181
348	408	756	*	Ansoft Corp	8,669	10,163	18,832
786	1,474	2,260	*	Ansys, Inc	34,725	65,121	99,846
1,968	3,169	5,137	*	aQuantive, Inc	46,484	74,852	121,336
863	1,558	2,421		Arbitron, Inc	31,940	57,662	89,602
1,822	2,717	4,539	*	Ariba, Inc	13,647	20,350	33,997
2,878	4,633	7,511	*	Art Technology Group, Inc	7,368	11,860	19,228
1,181	2,040	3,221	*	Aspen Technology, Inc	12,897	22,277	35,174
236	1,229	1,465	*	Asset Acceptance Capital Corp	3,835	19,971	23,806
—	340	340	*	Atari, Inc		197	197
1,032	1,613	2,645	*	Audible, Inc	7,492	11,710	19,202
5,883	9,956	15,839	*	Autodesk, Inc	204,611	346,270	550,881
14,678	24,892	39,570		Automatic Data Processing, Inc	694,857	1,178,387	1,873,244
2,543	4,158	6,701	*	Avis Budget Group, Inc	46,511	76,050	122,561
1,183	2,004	3,187	*	Avocent Corp	35,632	60,390	96,022
300	359	659	*	Bankrate, Inc	7,968	9,535	17,503
—	281	281	*	Barrett Business Services		6,033	6,033
9,935	16,201	26,136	*	BEA Systems, Inc	151,012	246,255	397,267
4,932	7,893	12,825	*	BearingPoint, Inc	38,766	62,039	100,805
3,395	4,785	8,180	*	BISYS Group, Inc	36,870	51,965	88,835
1,136	1,828	2,964		Blackbaud, Inc	24,981	40,198	65,179
720	1,560	2,280	*	Blackboard, Inc	19,080	41,340	60,420
252	488	740	*	Blue Coat Systems, Inc	4,539	8,789	13,328
5,592	9,037	14,629	*	BMC Software, Inc	152,214	245,987	398,201
2,400	3,514	5,914	*	Borland Software Corp	13,752	20,135	33,887
350	411	761	*	Bottomline Technologies, Inc	3,416	4,011	7,427
958	2,236	3,194		Brady Corp (Class A)	33,683	78,618	112,301
1,277	2,101	3,378		Brink’s Co	67,758	111,479	179,237
11,438	19,816	31,254		CA, Inc	270,966	469,441	740,407
816	1,267	2,083	*	CACI International, Inc (Class A)	44,888	69,698	114,586
7,517	12,297	19,814	*	Cadence Design Systems, Inc	127,488	208,557	336,045
1,288	1,999	3,287		Catalina Marketing Corp	35,420	54,973	90,393
1,584	2,796	4,380	*	CBIZ, Inc	11,563	20,411	31,974

4

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

3,921	6,218	10,139	*	Ceridian Corp	87,674	139,034	226,708
1,542	2,778	4,320	*	Cerner Corp	70,007	126,121	196,128
2,240	3,555	5,795	*	Checkfree Corp	92,557	146,893	239,450
2,221	3,664	5,885	*	ChoicePoint, Inc	79,512	131,171	210,683
2,007	3,232	5,239	*	Chordiant Software, Inc	6,161	9,922	16,083
1,170	2,008	3,178	*	Ciber, Inc	7,757	13,313	21,070
4,657	8,077	12,734	*	Citrix Systems, Inc	168,630	292,468	461,098
900	1,400	2,300	*	Clear Channel Outdoor Holdings, Inc	18,360	28,560	46,920
300	696	996	*	Click Commerce, Inc	6,786	15,744	22,530
9,912	17,104	27,016	*	CMGI, Inc	10,507	18,130	28,637
3,399	6,214	9,613	*	CNET Networks, Inc	32,562	59,540	92,102
900	1,400	2,300	*	Cogent Communications Group, Inc	10,431	16,226	26,657
1,121	1,614	2,735	*	Cogent, Inc	15,391	22,160	37,551
1,131	1,734	2,865		Cognex Corp	28,569	43,801	72,370
3,526	6,118	9,644	*	Cognizant Technology Solutions Corp	261,136	453,099	714,235
167	275	442		Computer Programs & Systems, Inc	5,473	9,012	14,485
4,617	8,055	12,672	*	Computer Sciences Corp	226,787	395,662	622,449
10,298	16,646	26,944	*	Compuware Corp	80,221	129,672	209,893
435	412	847	*	COMSYS IT Partners, Inc	7,478	7,082	14,560
615	1,428	2,043	*	Concur Technologies, Inc	8,948	20,777	29,725
718	1,156	1,874	*	Convera Corp	3,798	6,115	9,913
3,438	5,754	9,192	*	Convergys Corp	70,995	118,820	189,815
485	683	1,168	*	CoStar Group, Inc	20,040	28,222	48,262
565	1,008	1,573	*	Covansys Corp	9,684	17,277	26,961
1,338	1,975	3,313	*	CSG Systems International, Inc	35,363	52,199	87,562
769	1,489	2,258	*	Cybersource Corp	9,097	17,615	26,712
271	620	891	*	DealerTrack Holdings, Inc	5,992	13,708	19,700
1,276	2,010	3,286		Deluxe Corp	21,820	34,371	56,191
1,104	1,616	2,720	*	Dendrite International, Inc	10,797	15,804	26,601
988	1,333	2,321	*	Digital Insight Corp	28,968	39,084	68,052
1,024	1,960	2,984	*	Digital River, Inc	52,347	100,195	152,542
1,523	2,494	4,017	*	DST Systems, Inc	93,923	153,805	247,728
—	1,700	1,700	*	DynCorp International, Inc		21,403	21,403
3,901	5,336	9,237	*	Earthlink, Inc	28,360	38,800	67,160
29,898	50,940	80,838	*	eBay, Inc	847,907	1,444,658	2,292,565
570	1,354	1,924	*	Echelon Corp	4,685	11,130	15,815
1,158	1,630	2,788	*	Eclipsys Corp	20,740	29,193	49,933
304	779	1,083	*	eCollege.com, Inc	4,861	12,456	17,317
1,052	2,012	3,064	*	eFunds Corp	25,437	48,674	74,111
490	721	1,211	*	Electro Rent Corp	8,335	12,264	20,599
7,700	13,269	20,969	*	Electronic Arts, Inc	428,736	738,818	1,167,554
13,125	22,769	35,894		Electronic Data Systems Corp	321,825	558,296	880,121
367	872	1,239	*	Emageon, Inc	5,722	13,594	19,316
6,868	11,369	18,237	*	Emdeon Corp	80,424	133,131	213,555
1,073	1,888	2,961	*	Epicor Software Corp	14,067	24,752	38,819
350	566	916	*	EPIQ Systems, Inc	5,149	8,326	13,475
3,183	5,572	8,755		Equifax, Inc	116,848	204,548	321,396
742	1,195	1,937	*	Equinix, Inc	44,594	71,820	116,414
632	1,308	1,940	*	eSpeed, Inc (Class A)	5,814	12,034	17,848
1,832	3,090	4,922	*	Evergreen Energy, Inc	19,254	32,476	51,730

5

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

5,920	9,532	15,452	*	Expedia, Inc	92,826	149,462	242,288
1,050	1,967	3,017	*	F5 Networks, Inc	56,406	105,667	162,073
1,079	1,737	2,816		Factset Research Systems, Inc	52,407	84,366	136,773
1,771	2,749	4,520		Fair Isaac Corp	64,765	100,531	165,296
448	1,503	1,951	*	FalconStor Software, Inc	3,445	11,558	15,003
2,446	4,181	6,627		Fidelity National Information Services, Inc	90,502	154,697	245,199
1,189	1,705	2,894	*	Filenet Corp	41,413	59,385	100,798
19,465	33,281	52,746		First Data Corp	817,530	1,397,802	2,215,332
4,337	7,768	12,105	*	Fiserv, Inc	204,229	365,795	570,024
595	553	1,148	*	Forrester Research, Inc	15,654	14,549	30,203
600	1,310	1,910	*	FTD Group, Inc	9,270	20,240	29,510
1,783	2,383	4,166	*	Gartner, Inc (Class A)	31,363	41,917	73,280
578	931	1,509	*	Gerber Scientific, Inc	8,658	13,946	22,604
1,270	2,158	3,428	*	Getty Images, Inc	63,094	107,209	170,303
667	1,114	1,781		Gevity HR, Inc	15,194	25,377	40,571
858	1,230	2,088	*	Global Cash Access, Inc	12,947	18,561	31,508
5,291	9,075	14,366	*	Google, Inc (Class A)	2,126,453	3,647,243	5,773,696
296	490	786	*	H&E Equipment Services, Inc	7,219	11,951	19,170
509	1,142	1,651		Healthcare Services Group	12,806	28,733	41,539
365	880	1,245		Heartland Payment Systems, Inc	9,490	22,880	32,370
472	703	1,175	*	Heidrick & Struggles International, Inc	16,992	25,308	42,300
560	908	1,468	*	Hudson Highland Group, Inc	5,488	8,898	14,386
1,347	2,511	3,858	*	Hypercom Corp	9,133	17,025	26,158
1,381	2,508	3,889	*	Hyperion Solutions Corp	47,617	86,476	134,093
379	610	989	*	i2 Technologies, Inc	7,099	11,425	18,524
—	289	289	*	ICT Group, Inc		9,095	9,095
900	416	1,316	*	iGate Corp	4,446	2,055	6,501
601	880	1,481	*	IHS, Inc	19,280	28,230	47,510
5,149	8,989	14,138		IMS Health, Inc	137,169	239,467	376,636
442	766	1,208	*	Infocrossing, Inc	5,927	10,272	16,199
2,278	3,809	6,087	*	Informatica Corp	30,958	51,764	82,722
899	1,205	2,104	*	Infospace, Inc	16,578	22,220	38,798
814	1,630	2,444		infoUSA, Inc	6,756	13,529	20,285
294	311	605	*	Innovative Solutions & Support, Inc	4,272	4,519	8,791
270	803	1,073		Integral Systems, Inc	8,440	25,102	33,542
861	1,387	2,248	*	Interactive Data Corp	17,177	27,671	44,848
718	1,320	2,038	*	Intergraph Corp	30,788	56,602	87,390
783	2,661	3,444	*	Internap Network Services Corp	11,917	40,500	52,417
1,072	1,311	2,383	*	Internet Capital Group, Inc	10,130	12,389	22,519
1,031	2,030	3,061	*	Internet Security Systems, Inc	28,621	56,353	84,974
306	1,094	1,400		Interpool, Inc	6,873	24,571	31,444
11,058	19,330	30,388	*	Interpublic Group of Cos, Inc	109,474	191,367	300,841
1,025	1,836	2,861	*	Interwoven, Inc	11,306	20,251	31,557
8,964	14,966	23,930	*	Intuit, Inc	287,655	480,259	767,914
754	1,215	1,969	*	inVentiv Health, Inc	24,151	38,916	63,067
1,244	2,049	3,293	*	Ipass, Inc	5,822	9,589	15,411
2,919	4,764	7,683	*	Iron Mountain, Inc	125,342	204,566	329,908
1,902	3,304	5,206		Jack Henry & Associates, Inc	41,407	71,928	113,335
844	1,242	2,086	*	JDA Software Group, Inc	13,014	19,152	32,166
14,608	24,411	39,019	*	Juniper Networks, Inc	252,426	421,822	674,248

6

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

710	758	1,468	*	Jupitermedia Corp	6,149	6,564	12,713
638	1,398	2,036	*	Kanbay International, Inc	13,117	28,743	41,860
1,356	2,103	3,459	*	Keane, Inc	19,540	30,304	49,844
567	1,290	1,857		Kelly Services, Inc (Class A)	15,541	35,359	50,900
410	660	1,070	*	Kenexa Corp	10,340	16,645	26,985
719	1,645	2,364	*	Kforce, Inc	8,578	19,625	28,203
1,189	1,870	3,059	*	Kinetic Concepts, Inc	37,406	58,830	96,236
367	591	958	*	Knot, Inc	8,122	13,079	21,201
983	1,761	2,744	*	Korn/Ferry International	20,584	36,875	57,459
779	1,294	2,073	*	Kronos, Inc	26,556	44,112	70,668
1,234	2,302	3,536	*	Labor Ready, Inc	19,658	36,671	56,329
2,180	3,541	5,721	*	Lamar Advertising Co	116,434	189,125	305,559
3,187	5,131	8,318	*	Lawson Software, Inc	23,106	37,200	60,306
1,312	2,268	3,580	*	Lionbridge Technologies	10,011	17,305	27,316
—	1,100	1,100	*	Liquidity Services, Inc		17,149	17,149
434	609	1,043	*	LoJack Corp	8,502	11,930	20,432
693	1,019	1,712	*	Magma Design Automation, Inc	6,306	9,273	15,579
840	1,298	2,138	*	Manhattan Associates, Inc	20,278	31,334	51,612
2,264	3,683	5,947		Manpower, Inc	138,715	225,657	364,372
498	757	1,255	*	Mantech International Corp (Class A)	16,439	24,989	41,428
569	1,017	1,586	*	Mapinfo Corp	7,300	13,048	20,348
508	747	1,255	*	Marchex, Inc	7,793	11,459	19,252
400	270	670	*	Marlin Business Services, Inc	8,360	5,643	14,003
1,587	2,556	4,143		Mastercard, Inc	111,645	179,815	291,460
4,235	6,787	11,022	*	McAfee, Inc	103,588	166,010	269,598
1,742	3,070	4,812	*	Mentor Graphics Corp	24,527	43,226	67,753
225,329	385,030	610,359		Microsoft Corp	6,158,242	10,522,895	16,681,137
305	431	736	*	MicroStrategy, Inc	31,058	43,889	74,947
1,053	2,592	3,645	*	Midway Games, Inc	9,245	22,758	32,003
2,272	3,502	5,774		MoneyGram International, Inc	66,024	101,768	167,792
3,194	5,142	8,336	*	Monster Worldwide, Inc	115,591	186,089	301,680
2,175	5,050	7,225	*	Move, Inc	10,679	24,796	35,475
2,867	4,139	7,006	*	MPS Group, Inc	43,320	62,540	105,860
704	956	1,660	*	MRO Software, Inc	18,072	24,541	42,613
2,396	3,858	6,254	*	NAVTEQ Corp	62,560	100,732	163,292
833	1,341	2,174	*	NCO Group, Inc	21,841	35,161	57,002
4,568	7,752	12,320	*	NCR Corp	180,345	306,049	486,394
505	2,013	2,518	*	Neoware, Inc	6,863	27,357	34,220
700	618	1,318	*	Ness Technologies, Inc	9,345	8,250	17,595
1,083	1,654	2,737	*	NetFlix, Inc	24,671	37,678	62,349
271	655	926	*	Netratings, Inc	3,856	9,321	13,177
668	856	1,524	*	Netscout Systems, Inc	4,335	5,555	9,890
1,600	1,304	2,904	*	NIC, Inc	8,240	6,716	14,956
8,338	14,931	23,269	*	Novell, Inc	51,029	91,384	142,413
3,405	5,354	8,759	*	Nuance Communications, Inc	27,819	43,742	71,561
4,305	7,544	11,849		Omnicom Group, Inc	402,948	706,118	1,109,066
670	1,078	1,748	*	On Assignment, Inc	6,573	10,575	17,148
548	807	1,355	*	Online Resources Corp	6,713	9,886	16,599
527	613	1,140	*	Open Solutions, Inc	15,183	17,661	32,844
334	538	872	*	Opnet Technologies, Inc	4,379	7,053	11,432

7

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

2,107	4,039	6,146	*	Opsware, Inc	18,984	36,391	55,375
100,928	172,295	273,223	*	Oracle Corp	1,790,463	3,056,513	4,846,976
800	2,039	2,839	*	Packeteer, Inc	6,888	17,556	24,444
2,658	5,280	7,938	*	Parametric Technology Corp	46,409	92,189	138,598
388	503	891	*	PDF Solutions, Inc	4,252	5,513	9,765
—	613	613		Pegasystems, Inc		5,351	5,351
479	771	1,250	*	PeopleSupport, Inc	8,862	14,264	23,126
443	714	1,157	*	Perficient, Inc	6,946	11,196	18,142
2,293	3,744	6,037	*	Perot Systems Corp (Class A)	31,620	51,630	83,250
800	1,398	2,198	*	Phase Forward, Inc	9,552	16,692	26,244
412	554	966	*	Portfolio Recovery Associates, Inc	18,074	24,304	42,378
296	732	1,028	*	PRA International	7,900	19,537	27,437
2,046	2,440	4,486	*	Premiere Global Services, Inc	17,759	21,179	38,938
972	1,829	2,801	*	Progress Software Corp	25,272	47,554	72,826
361	1,027	1,388		QAD, Inc	2,917	8,298	11,215
352	689	1,041		Quality Systems, Inc	13,654	26,726	40,380
1,722	2,773	4,495	*	Quest Software, Inc	24,590	39,598	64,188
583	795	1,378	*	Radiant Systems, Inc	7,043	9,604	16,647
438	699	1,137	*	Radisys Corp	9,307	14,854	24,161
—	1,800	1,800	*	Raser Technologies, Inc		10,008	10,008
3,043	4,968	8,011	*	RealNetworks, Inc	32,286	52,710	84,996
4,612	7,542	12,154	*	Red Hat, Inc	97,221	158,985	256,206
1,439	3,214	4,653	*	Redback Networks, Inc	19,973	44,610	64,583
200	412	612		Renaissance Learning, Inc	2,862	5,896	8,758
1,610	2,888	4,498	*	Rent-A-Center, Inc	47,157	84,590	131,747
698	1,124	1,822	*	Rewards Network, Inc	3,399	5,474	8,873
1,679	2,921	4,600		Reynolds & Reynolds Co (Class A)	66,337	115,409	181,746
400	440	840	*	RightNow Technologies, Inc	6,244	6,868	13,112
3,898	6,373	10,271		Robert Half International, Inc	132,415	216,491	348,906
569	1,091	1,660		Rollins, Inc	12,012	23,031	35,043
2,656	3,176	5,832	*	S1 Corp	12,244	14,641	26,885
669	944	1,613	*	SafeNet, Inc	12,169	17,171	29,340
2,182	3,513	5,695	*	Salesforce.com, Inc	78,290	126,046	204,336
1,800	3,580	5,380	*	Sapient Corp	9,810	19,511	29,321
995	4,137	5,132	*	Secure Computing Corp	6,298	26,187	32,485
7,580	12,676	20,256		ServiceMaster Co	84,972	142,098	227,070
326	524	850	*	SI International, Inc	10,425	16,758	27,183
1,510	2,431	3,941	*	Sitel Corp	4,545	7,317	11,862
521	1,939	2,460	*	Smith Micro Software, Inc	7,492	27,883	35,375
500	1,113	1,613	*	Sohu.com, Inc	11,010	24,508	35,518
1,573	2,560	4,133	*	SonicWALL, Inc	17,177	27,955	45,132
6,480	11,291	17,771	*	Sonus Networks, Inc	34,085	59,391	93,476
1,566	2,522	4,088		Sotheby’s Holdings, Inc (Class A)	50,488	81,309	131,797
1,706	3,234	4,940	*	Spherion Corp	12,198	23,123	35,321
496	771	1,267	*	SPSS, Inc	12,365	19,221	31,586
995	1,601	2,596	*	SRA International, Inc (Class A)	29,910	48,126	78,036
227	485	712		Startek, Inc	2,831	6,048	8,879
472	780	1,252		Stellent, Inc	5,116	8,455	13,571
186	405	591	*	Stratasys, Inc	4,912	10,696	15,608
89,197	152,103	241,300	*	Sun Microsystems, Inc	443,309	755,952	1,199,261

8

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

2,450	3,689	6,139	*	Sybase, Inc	59,388	89,421	148,809
984	960	1,944	*	SYKES Enterprises, Inc	20,024	19,536	39,560
25,917	44,349	70,266	*	Symantec Corp	551,514	943,747	1,495,261
319	358	677	*	SYNNEX Corp	7,340	8,238	15,578
4,000	6,518	10,518	*	Synopsys, Inc	78,880	128,535	207,415
77	195	272		Syntel, Inc	1,744	4,417	6,161
2,005	4,171	6,176	*	Take-Two Interactive Software, Inc	28,591	59,478	88,069
414	880	1,294		TAL International Group, Inc	8,781	18,665	27,446
—	567	567	*	Taleo Corp		5,738	5,738
819	1,228	2,047		Talx Corp	20,082	30,111	50,193
1,044	1,701	2,745	*	TeleTech Holdings, Inc	16,318	26,587	42,905
465	748	1,213		TheStreet.com, Inc	4,948	7,959	12,907
1,845	2,497	4,342	*	THQ, Inc	53,819	72,837	126,656
5,605	8,235	13,840	*	TIBCO Software, Inc	50,333	73,950	124,283
614	989	1,603	*	TNS, Inc	9,247	14,894	24,141
1,127	1,817	2,944		Total System Services, Inc	25,729	41,482	67,211
466	770	1,236	*	TradeStation Group, Inc	7,023	11,604	18,627
860	1,675	2,535	*	Transaction Systems Architects, Inc	29,515	57,486	87,001
—	247	247	*	Travelzoo, Inc		7,119	7,119
1,400	1,360	2,760	*	Trizetto Group, Inc	21,196	20,590	41,786
431	751	1,182	*	Ultimate Software Group, Inc	10,141	17,671	27,812
9,103	14,286	23,389	*	Unisys Corp	51,523	80,859	132,382
1,499	2,150	3,649		United Online, Inc	18,258	26,187	44,445
1,750	2,773	4,523	*	United Rentals, Inc	40,688	64,472	105,160
780	1,256	2,036	*	Universal Compression Holdings, Inc	41,691	67,133	108,824
2,642	4,254	6,896	*	Valueclick, Inc	48,983	78,869	127,852
611	892	1,503	*	Vasco Data Security International	6,330	9,241	15,571
223	409	632	*	Verint Systems, Inc	6,701	12,290	18,991
6,434	10,740	17,174	*	VeriSign, Inc	129,967	216,948	346,915
190	346	536	*	Vertrue, Inc	7,471	13,605	21,076
657	948	1,605		Viad Corp	23,264	33,569	56,833
687	1,286	1,973	*	Vignette Corp	9,302	17,412	26,714
135	310	445	*	Volt Information Sciences, Inc	4,799	11,021	15,820
13,773	23,557	37,330		Waste Management, Inc	505,194	864,071	1,369,265
1,082	1,742	2,824	*	WebEx Communications, Inc	42,220	67,973	110,193
129	173	302	*	WebMD Health Corp	4,430	5,941	10,371
1,434	1,961	3,395	*	webMethods, Inc	10,970	15,002	25,972
1,200	1,768	2,968	*	Websense, Inc	25,932	38,206	64,138
400	714	1,114	*	WebSideStory, Inc	5,284	9,432	14,716
2,000	2,710	4,710	*	Wind River Systems, Inc	21,420	29,024	50,444
864	1,573	2,437	*	Witness Systems, Inc	15,146	27,575	42,721
35,762	60,943	96,705	*	Yahoo!, Inc	904,063	1,540,639	2,444,702

				TOTAL BUSINESS SERVICES	26,561,985	45,166,214	71,728,199

			CHEMICALS AND ALLIED PRODUCTS - 9.60%
38,901	66,236	105,137		Abbott Laboratories	1,889,033	3,216,420	5,105,453
600	1,299	1,899	*	Abraxis BioScience, Inc	16,668	36,086	52,754
605	1,230	1,835	*	Acadia Pharmaceuticals, Inc	5,227	10,627	15,854
300	1,220	1,520	*	Adams Respiratory Therapeutics, Inc	10,977	44,640	55,617
399	642	1,041	*	Adeza Biomedical Corp	6,548	10,535	17,083

9

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

1,486	2,100	3,586	*	Adolor Corp	20,611	29,127	49,738
210	338	548	*	Advanced Magnetics, Inc	7,161	11,526	18,687
1,393	2,243	3,636	*	ADVENTRX Pharmaceuticals, Inc	3,817	6,146	9,963
5,786	9,916	15,702		Air Products & Chemicals, Inc	384,017	658,125	1,042,142
646	1,192	1,838	*	Albany Molecular Research, Inc	6,046	11,157	17,203
948	1,797	2,745		Albemarle Corp	51,505	97,631	149,136
1,891	3,596	5,487		Alberto-Culver Co	95,666	181,922	277,588
811	1,305	2,116	*	Alexion Pharmaceuticals, Inc	27,558	44,344	71,902
2,524	3,737	6,261	*	Alkermes, Inc	40,005	59,231	99,236
817	1,315	2,132	*	Alnylam Pharmaceuticals, Inc	11,773	18,949	30,722
1,204	1,840	3,044		Alpharma, Inc (Class A)	28,162	43,038	71,200
1,136	1,829	2,965	*	American Oriental Bioengineering, Inc	6,907	11,120	18,027
362	492	854		American Vanguard Corp	5,068	6,888	11,956
30,009	51,116	81,125	*	Amgen, Inc	2,146,544	3,656,327	5,802,871
—	4,100	4,100	*	Anadys Pharmaceuticals, Inc		11,890	11,890
1,868	2,993	4,861	*	Andrx Corp	45,635	73,119	118,754
530	1,008	1,538		Arch Chemicals, Inc	15,078	28,678	43,756
941	2,244	3,185	*	Arena Pharmaceuticals, Inc	11,273	26,883	38,156
672	1,295	1,967	*	Array Biopharma, Inc	5,725	11,033	16,758
941	2,020	2,961	*	Atherogenics, Inc	12,393	26,603	38,996
—	928	928	*	Auxilium Pharmaceuticals, Inc		9,391	9,391
710	2,924	3,634	*	AVANIR Pharmaceuticals	4,913	20,234	25,147
350	600	950	*	Aventine Renewable Energy Holdings, Inc	7,487	12,834	20,321
2,434	4,219	6,653		Avery Dennison Corp	146,454	253,857	400,311
1,330	5,541	6,871	*	AVI BioPharma, Inc	4,828	20,114	24,942
11,420	19,632	31,052		Avon Products, Inc	350,137	601,917	952,054
303	445	748		Balchem Corp	5,996	8,807	14,803
2,689	4,710	7,399	*	Barr Pharmaceuticals, Inc	139,667	244,637	384,304
345	877	1,222	*	Bentley Pharmaceuticals, Inc	4,140	10,524	14,664
590	950	1,540	*	BioCryst Pharmaceuticals, Inc	7,357	11,847	19,204
1,246	2,436	3,682	*	Bioenvision, Inc	6,865	13,422	20,287
8,738	14,818	23,556	*	Biogen Idec, Inc	390,414	662,068	1,052,482
2,402	4,044	6,446	*	BioMarin Pharmaceuticals, Inc	34,180	57,546	91,726
—	580	580	*	Bradley Pharmaceuticals, Inc		9,234	9,234
49,930	85,126	135,056		Bristol-Myers Squibb Co	1,244,256	2,121,340	3,365,596
1,771	2,693	4,464		Cabot Corp	65,881	100,180	166,061
828	1,404	2,232		Calgon Carbon Corp	3,660	6,206	9,866
692	1,245	1,937		Cambrex Corp	14,331	25,784	40,115
700	495	1,195	*	Caraco Pharmaceutical Laboratories Ltd	7,112	5,029	12,141
1,838	3,154	4,992		Celanese Corp (Series A)	32,900	56,457	89,357
922	1,393	2,315	*	Cell Genesys, Inc	4,213	6,366	10,579
1,633	2,776	4,409	*	Cephalon, Inc	100,838	171,418	272,256
1,411	2,271	3,682		CF Industries Holdings, Inc	24,086	38,766	62,852
1,794	3,001	4,795	*	Charles River Laboratories International, Inc	77,878	130,273	208,151
380	678	1,058	*	Chattem, Inc	13,346	23,811	37,157
5,934	9,815	15,749		Chemtura Corp	51,448	85,096	136,544
1,719	2,764	4,483		Church & Dwight Co, Inc	67,230	108,100	175,330
3,740	6,714	10,454		Clorox Co	235,620	422,982	658,602
477	769	1,246	*	Coley Pharmaceutical Group, Inc	5,447	8,782	14,229
13,087	22,311	35,398		Colgate-Palmolive Co	812,703	1,385,513	2,198,216

10

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

618	996	1,614	*	Combinatorx, Inc	3,850	6,205	10,055
900	1,299	2,199	*	Connetics Corp	9,810	14,159	23,969
701	1,129	1,830	*	Conor Medsystems, Inc	16,523	26,611	43,134
500	1,310	1,810	*	Cotherix, Inc	3,530	9,249	12,779
1,403	2,467	3,870	*	Cubist Pharmaceuticals, Inc	30,501	53,633	84,134
827	637	1,464	*	Cypress Bioscience, Inc	6,037	4,650	10,687
942	1,643	2,585		Cytec Industries, Inc	52,366	91,334	143,700
—	1,097	1,097	*	Cytokinetics, Inc		7,054	7,054
2,200	3,726	5,926		Dade Behring Holdings, Inc	88,352	149,636	237,988
1,627	3,860	5,487	*	Dendreon Corp	7,273	17,254	24,527
395	730	1,125	*	Digene Corp	17,044	31,500	48,544
24,425	41,566	65,991		Dow Chemical Co	952,087	1,620,281	2,572,368
23,379	39,983	63,362		Du Pont (E.I.) de Nemours & Co	1,001,556	1,712,872	2,714,428
855	1,706	2,561	*	Durect Corp	3,505	6,995	10,500
1,981	3,405	5,386		Eastman Chemical Co	107,014	183,938	290,952
4,655	7,969	12,624		Ecolab, Inc	199,327	341,233	540,560
24,984	42,668	67,652		Eli Lilly & Co	1,424,088	2,432,076	3,856,164
562	813	1,375	*	Elizabeth Arden, Inc	9,082	13,138	22,220
594	957	1,551	*	Emisphere Technologies, Inc	5,019	8,087	13,106
1,500	3,151	4,651	*	Encysive Pharmaceuticals, Inc	6,450	13,549	19,999
1,167	1,573	2,740	*	Enzon Pharmaceuticals, Inc	9,628	12,977	22,605
3,214	5,199	8,413		Estee Lauder Cos (Class A)	129,621	209,676	339,297
943	1,407	2,350		Ferro Corp	16,767	25,016	41,783
979	1,712	2,691		FMC Corp	62,725	109,688	172,413
8,240	14,287	22,527	*	Forest Laboratories, Inc	417,026	723,065	1,140,091
11,887	20,235	32,122	*	Genentech, Inc	983,055	1,673,435	2,656,490
624	834	1,458	*	Genitope Corp	1,822	2,435	4,257
3,482	5,606	9,088	*	Genta, Inc	2,716	4,373	7,089
6,623	11,413	18,036	*	Genzyme Corp	446,854	770,041	1,216,895
876	1,853	2,729		Georgia Gulf Corp	24,020	50,809	74,829
1,870	1,819	3,689	*	Geron Corp	11,725	11,405	23,130
11,718	19,517	31,235	*	Gilead Sciences, Inc	805,027	1,340,818	2,145,845
1,580	2,954	4,534		H.B. Fuller Co	37,035	69,242	106,277
732	1,178	1,910	*	Hana Biosciences, Inc	5,021	8,081	13,102
2,712	5,447	8,159	*	Hercules, Inc	42,768	85,899	128,667
450	296	746	*	Hi-Tech Pharmacal Co, Inc	5,688	3,741	9,429
3,906	6,617	10,523	*	Hospira, Inc	149,483	253,233	402,716
3,724	5,385	9,109	*	Human Genome Sciences, Inc	42,975	62,143	105,118
2,306	3,611	5,917	*	Huntsman Corp	41,969	65,720	107,689
333	1,622	1,955	*	Idenix Pharmaceuticals, Inc	3,230	15,733	18,963
746	1,381	2,127	*	Idexx Laboratories, Inc	67,990	125,864	193,854
1,739	3,146	4,885	*	ImClone Systems, Inc	49,248	89,095	138,343
1,734	2,630	4,364	*	Immucor, Inc	38,859	58,938	97,797
1,204	1,938	3,142	*	Indevus Pharmaceuticals, Inc	7,128	11,473	18,601
145	582	727		Innospec, Inc	4,307	17,285	21,592
143	275	418		Inter Parfums, Inc	2,723	5,236	7,959
672	1,385	2,057	*	InterMune, Inc	11,034	22,742	33,776
2,270	4,284	6,554		International Flavors & Fragrances, Inc	89,756	169,389	259,145
718	1,156	1,874	*	Inverness Medical Innovations, Inc	24,958	40,183	65,141
1,376	2,428	3,804	*	Invitrogen Corp	87,252	154,022	241,274

11

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

609	2,155	2,764	*	Keryx Biopharmaceuticals, Inc	7,204	25,494	32,698
6,296	10,299	16,595	*	King Pharmaceuticals, Inc	107,221	175,409	282,630
256	412	668		Koppers Holdings, Inc	4,856	7,816	12,672
480	764	1,244	*	Kos Pharmaceuticals, Inc	23,722	37,757	61,479
47	180	227		Kronos Worldwide, Inc	1,353	5,182	6,535
1,171	1,591	2,762	*	KV Pharmaceutical Co (Class A)	27,753	37,707	65,460
1,654	2,842	4,496		Lubrizol Corp	75,637	129,965	205,602
5,561	9,563	15,124		Lyondell Chemical Co	141,083	242,613	383,696
758	1,061	1,819		MacDermid, Inc	24,726	34,610	59,336
400	530	930		Mannatech, Inc	7,088	9,392	16,480
500	1,118	1,618	*	MannKind Corp	9,500	21,242	30,742
800	1,163	1,963	*	Martek Biosciences Corp	17,208	25,016	42,224
3,148	5,142	8,290	*	Medarex, Inc	33,809	55,225	89,034
1,220	1,977	3,197	*	Medicines Co	27,523	44,601	72,124
1,487	2,658	4,145		Medicis Pharmaceutical Corp (Class A)	48,104	85,986	134,090
299	482	781	*	Medifast, Inc	2,595	4,184	6,779
6,327	10,799	17,126	*	Medimmune, Inc	184,812	315,439	500,251
55,442	94,606	150,048		Merck & Co, Inc	2,323,020	3,963,991	6,287,011
424	621	1,045		Meridian Bioscience, Inc	9,968	14,600	24,568
—	884	884	*	Metabasis Therapeutics, Inc		4,968	4,968
2,000	3,240	5,240	*	MGI Pharma, Inc	34,420	55,760	90,180
8,169	12,846	21,015	*	Millennium Pharmaceuticals, Inc	81,282	127,818	209,100
579	966	1,545		Minerals Technologies, Inc	30,919	51,584	82,503
300	1,600	1,900	*	Momenta Pharmaceuticals, Inc	4,056	21,632	25,688
13,782	23,190	36,972		Monsanto Co	647,892	1,090,162	1,738,054
3,476	6,436	9,912	*	Mosaic Co	58,744	108,768	167,512
5,545	9,004	14,549		Mylan Laboratories, Inc	111,621	181,251	292,872
1,096	1,765	2,861	*	Myogen, Inc	38,448	61,916	100,364
1,400	2,526	3,926	*	Nabi Biopharmaceuticals	8,092	14,600	22,692
2,743	4,416	7,159	*	Nalco Holding Co	50,800	81,784	132,584
460	1,296	1,756	*	Nastech Pharmaceutical Co, Inc	7,020	19,777	26,797
1,323	2,405	3,728	*	NBTY, Inc	38,724	70,394	109,118
1,057	1,806	2,863	*	Neurocrine Biosciences, Inc	11,363	19,415	30,778
400	656	1,056	*	New River Pharmaceuticals, Inc	10,292	16,879	27,171
338	833	1,171		NewMarket Corp	19,658	48,447	68,105
82	383	465		NL Industries, Inc	815	3,807	4,622
536	840	1,376	*	Northfield Laboratories, Inc	7,697	12,062	19,759
1,579	2,542	4,121	*	Novavax, Inc	5,984	9,634	15,618
885	1,042	1,927	*	Noven Pharmaceuticals, Inc	21,346	25,133	46,479
1,049	3,035	4,084	*	NPS Pharmaceuticals, Inc	3,997	11,563	15,560
1,348	2,376	3,724	*	Nuvelo, Inc	24,588	43,338	67,926
1,642	2,992	4,634		Olin Corp	25,221	45,957	71,178
890	1,229	2,119	*	OM Group, Inc	39,107	54,002	93,109
1,063	1,711	2,774	*	Omnova Solutions, Inc	4,443	7,152	11,595
939	1,910	2,849	*	Onyx Pharmaceuticals, Inc	16,235	33,024	49,259
970	1,863	2,833	*	OraSure Technologies, Inc	7,799	14,979	22,778
1,507	2,357	3,864	*	OSI Pharmaceuticals, Inc	56,558	88,458	145,016
558	1,698	2,256	*	Pacific Ethanol, Inc	7,834	23,840	31,674
1,000	1,404	2,404	*	Pain Therapeutics, Inc	8,620	12,102	20,722
1,282	2,065	3,347	*	Panacos Pharmaceuticals, Inc	6,359	10,242	16,601

12

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

915	1,427	2,342	*	Par Pharmaceutical Cos, Inc	16,690	26,028	42,718
695	1,152	1,847	*	Parexel International Corp	22,997	38,120	61,117
400	466	866	*	Parlux Fragrances, Inc	2,036	2,372	4,408
2,955	4,551	7,506	*	PDL BioPharma, Inc	56,736	87,379	144,115
700	688	1,388	*	Penwest Pharmaceuticals Co	11,655	11,455	23,110
4,436	7,141	11,577	*	Peregrine Pharmaceuticals, Inc	5,634	9,069	14,703
2,191	3,017	5,208		Perrigo Co	37,181	51,198	88,379
473	762	1,235	*	PetMed Express, Inc	4,938	7,955	12,893
187,249	317,728	504,977		Pfizer, Inc	5,310,382	9,010,766	14,321,148
635	861	1,496	*	Pharmion Corp	13,684	18,555	32,239
291	428	719	*	Pioneer Cos, Inc	7,132	10,490	17,622
1,878	3,766	5,644	*	PolyOne Corp	15,644	31,371	47,015
607	3,406	4,013	*	Pozen, Inc	7,806	43,801	51,607
4,132	7,186	11,318		PPG Industries, Inc	277,175	482,037	759,212
8,142	14,030	22,172		Praxair, Inc	481,681	830,015	1,311,696
733	958	1,691	*	Prestige Brands Holdings, Inc	8,166	10,672	18,838
83,456	142,183	225,639		Procter & Gamble Co	5,172,603	8,812,502	13,985,105
616	915	1,531	*	Progenics Pharmaceuticals, Inc	14,451	21,466	35,917
791	1,274	2,065	*	Quidel Corp	11,169	17,989	29,158
502	674	1,176	*	Renovis, Inc	6,907	9,274	16,181
4,544	7,209	11,753	*	Revlon, Inc (Class A)	5,135	8,146	13,281
849	1,930	2,779	*	Rockwood Holdings, Inc	16,963	38,561	55,524
4,207	7,122	11,329		Rohm & Haas Co	199,201	337,227	536,428
2,867	5,450	8,317		RPM International, Inc	54,444	103,496	157,940
1,014	1,699	2,713	*	Salix Pharmaceuticals Ltd	13,750	23,038	36,788
1,168	1,880	3,048	*	Santarus, Inc	8,667	13,950	22,617
37,679	64,238	101,917		Schering-Plough Corp	832,329	1,419,017	2,251,346
739	1,019	1,758	*	Sciele Pharma, Inc	13,923	19,198	33,121
1,136	2,056	3,192		Scotts Miracle-Gro Co (Class A)	50,541	91,471	142,012
1,177	2,378	3,555		Sensient Technologies Corp	23,034	46,537	69,571
2,817	4,822	7,639	*	Sepracor, Inc	136,455	233,578	370,033
1,664	3,086	4,750		Sigma-Aldrich Corp	125,915	233,518	359,433
1,015	1,634	2,649	*	Sirna Therapeutics, Inc	5,653	9,101	14,754
601	968	1,569	*	Solexa, Inc	5,301	8,538	13,839
422	220	642		Stepan Co	12,335	6,431	18,766
1,247	1,703	2,950	*	SuperGen, Inc	5,811	7,936	13,747
371	618	989	*	SurModics, Inc	13,029	21,704	34,733
603	1,135	1,738	*	Tanox, Inc	7,127	13,416	20,543
1,073	1,722	2,795		Tronox, Inc	13,702	21,990	35,692
1,322	2,128	3,450		UAP Holding Corp	28,251	45,475	73,726
700	981	1,681	*	United Therapeutics Corp	36,778	51,542	88,320
238	404	642	*	USANA Health Sciences, Inc	10,612	18,014	28,626
2,541	3,550	6,091		USEC, Inc	24,495	34,222	58,717
2,420	4,173	6,593		Valeant Pharmaceuticals International	47,868	82,542	130,410
2,627	4,229	6,856		Valspar Corp	69,878	112,491	182,369
2,139	3,647	5,786	*	VCA Antech, Inc	77,132	131,511	208,643
2,848	4,585	7,433	*	Vertex Pharmaceuticals, Inc	95,835	154,285	250,120
1,755	2,825	4,580	*	Viropharma, Inc	21,358	34,380	55,738
—	1,000	1,000	*	Visicu, Inc		8,970	8,970
2,734	4,324	7,058	*	Watson Pharmaceuticals, Inc	71,549	113,159	184,708

13

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

346	620	966		Westlake Chemical Corp	11,075	19,846	30,921
1,796	3,342	5,138	*	WR Grace & Co	23,815	44,315	68,130
34,249	58,334	92,583		Wyeth	1,741,219	2,965,701	4,706,920
424	683	1,107	*	Xenoport, Inc	8,637	13,913	22,550
960	1,546	2,506	*	Zymogenetics, Inc	16,195	26,081	42,276

				TOTAL CHEMICALS AND ALLIED PRODUCTS	36,062,403	61,552,282	97,614,685

			COAL MINING - 0.17%
1,341	2,159	3,500	*	Alpha Natural Resources, Inc	21,134	34,026	55,160
3,620	5,996	9,616		Arch Coal, Inc	104,654	173,344	277,998
4,758	8,064	12,822		Consol Energy, Inc	150,971	255,871	406,842
2,929	7,016	9,945	*	International Coal Group, Inc	12,360	29,608	41,968
340	1,198	1,538	*	James River Coal Co	3,587	12,639	16,226
2,003	4,052	6,055		Massey Energy Co	41,943	84,849	126,792
6,820	11,586	18,406		Peabody Energy Corp	250,840	426,133	676,973
479	708	1,187		Penn Virginia Corp	30,373	44,894	75,267
—	278	278	*	Westmoreland Coal Co		5,468	5,468

				TOTAL COAL MINING	615,862	1,066,832	1,682,694

			COMMUNICATIONS - 4.74%
800	1,768	2,568		Alaska Communications Systems Group, Inc	10,616	23,461	34,077
9,968	16,972	26,940		Alltel Corp	553,224	941,946	1,495,170
10,630	17,942	28,572	*	American Tower Corp (Class A)	387,995	654,883	1,042,878
780	1,606	2,386		Anixter International, Inc	44,047	90,691	134,738
98,863	168,585	267,448		AT&T, Inc	3,218,979	5,489,128	8,708,107
—	800	800		Atlantic Tele-Network, Inc		14,784	14,784
447	948	1,395	*	Audiovox Corp (Class A)	6,222	13,196	19,418
11,443	19,355	30,798	*	Avaya, Inc	130,908	221,432	352,340
45,978	78,424	124,402		BellSouth Corp	1,965,560	3,352,626	5,318,186
1,468	2,411	3,879	*	Brightpoint, Inc	20,875	34,284	55,159
5,599	9,014	14,613		Cablevision Systems Corp (Class A)	127,153	204,708	331,861
422	680	1,102	*	Cbeyond Communications, Inc	11,584	18,666	30,250
573	543	1,116		Centennial Communications Corp	3,054	2,894	5,948
3,112	5,228	8,340		CenturyTel, Inc	123,453	207,395	330,848
7,200	12,256	19,456	*	Charter Communications, Inc (Class A)	10,944	18,629	29,573
6,901	9,580	16,481	*	Cincinnati Bell, Inc	33,263	46,176	79,439
1,135	2,130	3,265		Citadel Broadcasting Corp	10,669	20,022	30,691
8,886	14,133	23,019		Citizens Communications Co	124,759	198,427	323,186
12,688	22,105	34,793		Clear Channel Communications, Inc	366,049	637,729	1,003,778
49,501	84,367	133,868	*	Comcast Corp (Class A)	1,824,112	3,108,924	4,933,036
582	1,183	1,765		Commonwealth Telephone Enterprises, Inc	23,996	48,775	72,771
400	1,400	1,800		Consolidated Communications Holdings, Inc	7,484	26,194	33,678
7,515	12,100	19,615	*	Covad Communications Group, Inc	11,197	18,029	29,226
864	1,894	2,758	*	Cox Radio, Inc (Class A)	13,262	29,073	42,335
5,407	9,130	14,537	*	Crown Castle International Corp	190,543	321,741	512,284
240	1,124	1,364	*	Crown Media Holdings, Inc (Class A)	1,078	5,047	6,125
470	780	1,250		CT Communications, Inc	10,208	16,942	27,150
383	574	957	*	CTC Media, Inc	8,541	12,800	21,341
1,076	2,244	3,320	*	Cumulus Media, Inc (Class A)	10,287	21,453	31,740
20,778	34,462	55,240	*	DIRECTV Group, Inc	408,911	678,212	1,087,123

14

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

4,000	6,319	10,319	*	Dobson Communications Corp (Class A)	28,080	44,359	72,439
5,388	8,878	14,266	*	EchoStar Communications Corp (Class A)	176,403	290,666	467,069
3,848	6,594	10,442		Embarq Corp	186,128	318,978	505,106
1,072	1,015	2,087	*	Emmis Communications Corp (Class A)	13,132	12,434	25,566
1,021	1,528	2,549		Entercom Communications Corp	25,729	38,506	64,235
1,997	2,269	4,266	*	Entravision Communications Corp (Class A)	14,858	16,881	31,739
700	948	1,648		Fairpoint Communications, Inc	12,180	16,495	28,675
1,410	2,270	3,680	*	FiberTower Corp	13,325	21,452	34,777
168	355	523	*	Fisher Communications, Inc	6,980	14,750	21,730
3,778	6,082	9,860	*	Foundry Networks, Inc	49,681	79,978	129,659
1,242	1,886	3,128	*	General Communication, Inc (Class A)	15,388	23,368	38,756
1,764	2,714	4,478		Global Payments, Inc	77,634	119,443	197,077
565	813	1,378		Golden Telecom, Inc	17,091	24,593	41,684
1,071	1,649	2,720		Gray Television, Inc	6,865	10,570	17,435
548	1,053	1,601		Hearst-Argyle Television, Inc	12,577	24,166	36,743
4,684	8,073	12,757	*	IAC/InterActiveCorp	134,712	232,179	366,891
1,514	1,952	3,466	*	IDT Corp (Class B)	21,832	28,148	49,980
413	551	964	*	InPhonic, Inc	3,271	4,364	7,635
600	1,292	1,892		Iowa Telecommunications Services, Inc	11,874	25,569	37,443
428	689	1,117	*	iPCS, Inc	22,919	36,896	59,815
1,234	2,068	3,302	*	j2 Global Communications, Inc	33,528	56,188	89,716
1,136	1,828	2,964	*	Leap Wireless International, Inc	55,085	88,640	143,725
21,829	49,821	71,650	*	Level 3 Communications, Inc	116,785	266,542	383,327
11,915	19,812	31,727	*	Liberty Global, Inc	306,692	509,961	816,653
3,648	6,130	9,778	*	Liberty Media Holding Corp (Capital)	304,863	512,284	817,147
18,244	30,421	48,665	*	Liberty Media Holding Corp (Interactive)	371,813	619,980	991,793
703	1,131	1,834	*	Lightbridge, Inc	8,239	13,255	21,494
717	1,014	1,731	*	Lin TV Corp (Class A)	5,578	7,889	13,467
281	446	727	*	Lodgenet Entertainment Corp	5,305	8,420	13,725
1,415	2,083	3,498	*	Mastec, Inc	15,664	23,059	38,723
1,695	2,113	3,808	*	Mediacom Communications Corp	12,068	15,045	27,113
1,612	2,595	4,207	*	NeuStar, Inc	44,733	72,011	116,744
3,554	6,022	9,576	*	NII Holdings, Inc (Class B)	220,917	374,328	595,245
356	649	1,005		North Pittsburgh Systems, Inc	8,961	16,335	25,296
1,100	1,787	2,887	*	Novatel Wireless, Inc	10,593	17,209	27,802
377	960	1,337	*	NTELOS Holdings Corp	4,814	12,259	17,073
1,417	2,282	3,699	*	Pegasus Wireless Corp	864	1,392	2,256
40,227	67,520	107,747	*	Qwest Communications International, Inc	350,779	588,783	939,562
1,864	2,945	4,809	*	Radio One, Inc (Class D)	11,650	18,406	30,056
597	1,213	1,810	*	RCN Corp	16,895	34,328	51,223
270	410	680		Salem Communications Corp (Class A)	3,054	4,637	7,691
212	1,741	1,953	*	SAVVIS, Inc	6,042	49,619	55,661
2,662	4,417	7,079	*	SBA Communications Corp	64,766	107,466	172,232
288	222	510		Shenandoah Telecom Co	12,519	9,650	22,169
1,294	1,673	2,967		Sinclair Broadcast Group, Inc (Class A)	10,158	13,133	23,291
1,300	1,678	2,978	*	Spanish Broadcasting System, Inc (Class A)	5,681	7,333	13,014
73,917	125,351	199,268		Sprint Nextel Corp	1,267,677	2,149,770	3,417,447
581	551	1,132		SureWest Communications	11,312	10,728	22,040
449	628	1,077	*	Syniverse Holdings, Inc	6,735	9,420	16,155
1,014	1,481	2,495	*	Talk America Holdings, Inc	9,633	14,070	23,703

15

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

2,830	4,971	7,801		Telephone & Data Systems, Inc	119,143	209,279	328,422
900	2,525	3,425	*	Terremark Worldwide, Inc	4,995	14,014	19,009
2,300	3,217	5,517	*	TiVo, Inc	17,457	24,417	41,874
5,554	9,322	14,876	*	Univision Communications, Inc (Class A)	190,724	320,117	510,841
403	956	1,359	*	US Cellular Corp	24,059	57,073	81,132
665	1,110	1,775		USA Mobility, Inc	15,189	25,352	40,541
74,308	126,646	200,954		Verizon Communications, Inc	2,759,065	4,702,366	7,461,431
16,082	27,375	43,457	*	Viacom, Inc	597,929	1,017,803	1,615,732
798	1,285	2,083	*	Vonage Holdings Corp	5,490	8,841	14,331
774	1,246	2,020	*	West Corp	37,384	60,182	97,566
11,106	19,726	30,832		Windstream Corp	146,488	260,186	406,674
1,100	2,317	3,417	*	Wireless Facilities, Inc	2,354	4,958	7,312
6,559	11,725	18,284	*	XM Satellite Radio Holdings, Inc	84,546	151,135	235,681

				TOTAL COMMUNICATIONS	17,817,858	30,349,925	48,167,783

			DEPOSITORY INSTITUTIONS - 10.37%
205	642	847		1st Source Corp	6,052	18,952	25,004
254	491	745	*	ACE Cash Express, Inc	7,592	14,676	22,268
336	784	1,120		Alabama National Bancorp	22,932	53,508	76,440
806	819	1,625		Amcore Financial, Inc	24,414	24,808	49,222
183	490	673		AmericanWest Bancorp	3,897	10,412	14,309
162	524	686		Ameris Bancorp	4,408	14,258	18,666
8,639	14,992	23,631		AmSouth Bancorp	250,877	435,368	686,245
495	899	1,394		Anchor Bancorp Wisconsin, Inc	14,137	25,675	39,812
142	455	597		Arrow Financial Corp	3,601	11,539	15,140
3,211	5,992	9,203		Associated Banc-Corp	104,357	194,740	299,097
2,359	4,235	6,594		Astoria Financial Corp	72,704	130,523	203,227
106	638	744		Bancfirst Corp	4,952	29,807	34,759
270	304	574	*	Bancorp, Inc	6,882	7,749	14,631
2,175	3,186	5,361		Bancorpsouth, Inc	60,378	88,443	148,821
300	487	787		BancTrust Financial Group, Inc	8,367	13,582	21,949
1,582	2,621	4,203		Bank Mutual Corp	19,190	31,793	50,983
116,107	197,968	314,075		Bank of America Corp	6,219,852	10,605,146	16,824,998
472	796	1,268		Bank of Granite Corp	8,274	13,954	22,228
1,161	2,419	3,580		Bank of Hawaii Corp	55,914	116,499	172,413
19,367	33,164	52,531		Bank of New York Co, Inc	682,880	1,169,363	1,852,243
500	432	932		Bank of the Ozarks, Inc	16,935	14,632	31,567
1,300	1,814	3,114		BankAtlantic Bancorp, Inc (Class A)	18,486	25,795	44,281
700	1,031	1,731		BankFinancial Corp	12,243	18,032	30,275
878	1,514	2,392		BankUnited Financial Corp (Class A)	22,889	39,470	62,359
400	532	932		Banner Corp	16,416	21,833	38,249
13,907	23,913	37,820		BB&T Corp	608,848	1,046,911	1,655,759
145	257	402		Berkshire Hills Bancorp, Inc	5,161	9,147	14,308
—	538	538	*	BFC Financial Corp		3,142	3,142
497	1,216	1,713		BOK Financial Corp	26,142	63,962	90,104
878	1,457	2,335		Boston Private Financial Holdings, Inc	24,479	40,621	65,100
2,000	2,247	4,247		Brookline Bancorp, Inc	27,500	30,896	58,396
194	310	504		Cadence Financial Corp	3,932	6,284	10,216
310	313	623		Camden National Corp	12,462	12,583	25,045
401	477	878		Capital City Bank Group, Inc	12,471	14,835	27,306

16

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

239	401	640		Capital Corp of the West	7,414	12,439	19,853
321	517	838		Capitol Bancorp Ltd	14,284	23,006	37,290
610	951	1,561		Capitol Federal Financial	21,692	33,818	55,510
700	757	1,457		Cardinal Financial Corp	7,672	8,297	15,969
577	807	1,384		Cascade Bancorp	21,666	30,303	51,969
145	234	379		Cass Information Systems, Inc	4,801	7,748	12,549
1,326	2,138	3,464		Cathay General Bancorp	47,869	77,182	125,051
1,500	2,180	3,680	*	Centennial Bank Holdings, Inc	14,520	21,102	35,622
297	408	705		Center Financial Corp	7,063	9,702	16,765
226	364	590		Centerstate Banks of Florida, Inc	4,543	7,316	11,859
793	1,158	1,951		Central Pacific Financial Corp	29,008	42,360	71,368
149	156	305		Charter Financial Corp	5,959	6,238	12,197
654	1,067	1,721		Chemical Financial Corp	19,411	31,669	51,080
1,202	1,834	3,036		Chittenden Corp	34,485	52,617	87,102
126,429	215,609	342,038		Citigroup, Inc	6,279,728	10,709,299	16,989,027
1,103	1,651	2,754		Citizens Banking Corp	28,965	43,355	72,320
221	356	577		Citizens First Bancorp, Inc	5,627	9,064	14,691
400	316	716		City Bank	18,812	14,861	33,673
463	796	1,259		City Holding Co	18,460	31,737	50,197
1,046	2,052	3,098		City National Corp	70,145	137,607	207,752
—	665	665		Clifton Savings Bancorp, Inc		7,461	7,461
193	809	1,002		Coastal Financial Corp	2,432	10,193	12,625
386	465	851		CoBiz, Inc	8,824	10,630	19,454
3,766	6,585	10,351		Colonial Bancgroup, Inc	92,267	161,332	253,599
253	408	661		Columbia Bancorp	6,221	10,033	16,254
530	751	1,281		Columbia Banking System, Inc	16,965	24,040	41,005
3,994	7,052	11,046		Comerica, Inc	227,338	401,400	628,738
4,714	7,684	12,398		Commerce Bancorp, Inc	173,051	282,080	455,131
1,582	3,128	4,710		Commerce Bancshares, Inc	80,002	158,183	238,185
1,023	1,706	2,729		Commercial Capital Bancorp, Inc	16,307	27,194	43,501
158	159	317	*	Community Bancorp	4,821	4,851	9,672
131	210	341		Community Bancorp, Inc	5,355	8,585	13,940
910	1,266	2,176		Community Bank System, Inc	20,166	28,055	48,221
457	1,158	1,615		Community Banks, Inc	12,248	31,034	43,282
435	551	986		Community Trust Bancorp, Inc	16,378	20,745	37,123
3,148	5,787	8,935		Compass Bancshares, Inc	179,373	329,743	509,116
940	1,582	2,522		Corus Bankshares, Inc	21,018	35,374	56,392
1,354	2,619	3,973		Cullen/Frost Bankers, Inc	78,288	151,431	229,719
1,583	2,517	4,100		CVB Financial Corp	23,381	37,176	60,557
759	1,011	1,770		Dime Community Bancshares	11,180	14,892	26,072
—	412	412	*	Dollar Financial Corp		8,990	8,990
476	906	1,382		Downey Financial Corp	31,673	60,285	91,958
1,506	2,519	4,025		East West Bancorp, Inc	59,653	99,778	159,431
214	292	506		Enterprise Financial Services Corp	6,604	9,011	15,615
815	1,579	2,394	*	Euronet Worldwide, Inc	20,008	38,764	58,772
112	268	380		Farmers Capital Bank Corp	3,793	9,077	12,870
750	1,016	1,766		Fidelity Bankshares, Inc	29,258	39,634	68,892
12,124	20,841	32,965		Fifth Third Bancorp	461,682	793,625	1,255,307
450	465	915		First Bancorp	9,171	9,477	18,648
2,064	2,416	4,480		First Bancorp	22,828	26,721	49,549

17

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

211	616	827		First Busey Corp (Class A)	4,792	13,989	18,781
859	1,366	2,225		First Charter Corp	20,668	32,866	53,534
140	261	401		First Citizens Bancshares, Inc (Class A)	26,754	49,877	76,631
1,674	2,562	4,236		First Commonwealth Financial Corp	21,812	33,383	55,195
499	832	1,331		First Community Bancorp, Inc	27,919	46,550	74,469
243	432	675		First Community Bancshares, Inc	8,109	14,416	22,525
973	1,422	2,395		First Financial Bancorp	15,480	22,624	38,104
620	858	1,478		First Financial Bankshares, Inc	23,653	32,733	56,386
446	621	1,067		First Financial Corp	14,232	19,816	34,048
450	600	1,050		First Financial Holdings, Inc	15,399	20,532	35,931
3,092	5,247	8,339		First Horizon National Corp	117,527	199,438	316,965
442	546	988		First Indiana Corp	11,496	14,201	25,697
380	852	1,232		First Merchants Corp	8,987	20,150	29,137
1,305	2,314	3,619		First Midwest Bancorp, Inc	49,446	87,677	137,123
2,877	4,563	7,440		First Niagara Financial Group, Inc	41,947	66,529	108,476
398	592	990		First Place Financial Corp	9,019	13,415	22,434
300	285	585	*	First Regional Bancorp	10,221	9,710	19,931
510	910	1,420		First Republic Bank	21,706	38,730	60,436
300	287	587		First South Bancorp, Inc	9,177	8,779	17,956
400	736	1,136		First State Bancorporation	10,388	19,114	29,502
369	858	1,227	*	FirstFed Financial Corp	20,930	48,666	69,596
2,164	3,320	5,484		FirstMerit Corp	50,140	76,924	127,064
365	588	953		Flag Financial Corp	9,140	14,724	23,864
900	1,990	2,890		Flagstar Bancorp, Inc	13,095	28,954	42,049
590	832	1,422		Flushing Financial Corp	10,325	14,560	24,885
1,224	2,170	3,394		FNB Corp	20,392	36,152	56,544
179	280	459		FNB Corp	6,446	10,083	16,529
529	974	1,503	*	Franklin Bank Corp	10,517	19,363	29,880
1,741	3,278	5,019		Fremont General Corp	24,357	45,859	70,216
936	1,536	2,472		Frontier Financial Corp	24,280	39,844	64,124
4,143	8,113	12,256		Fulton Financial Corp	67,075	131,349	198,424
150	536	686		GB&T Bancshares, Inc	3,158	11,283	14,441
1,013	1,201	2,214		Glacier Bancorp, Inc	34,614	41,038	75,652
6,606	11,566	18,172		Golden West Financial Corp	510,314	893,473	1,403,787
250	546	796		Great Southern Bancorp, Inc	7,025	15,343	22,368
1,352	2,010	3,362		Greater Bay Bancorp	38,140	56,702	94,842
226	253	479		Greene County Bancshares, Inc	8,263	9,250	17,513
766	1,102	1,868		Hancock Holding Co	41,019	59,012	100,031
1,034	1,406	2,440		Hanmi Financial Corp	20,266	27,558	47,824
748	899	1,647		Harbor Florida Bancshares, Inc	33,144	39,835	72,979
810	1,337	2,147		Harleysville National Corp	16,281	26,874	43,155
459	537	996		Heartland Financial USA, Inc	11,787	13,790	25,577
311	440	751		Heritage Commerce Corp	7,197	10,182	17,379
261	480	741		Horizon Financial Corp	7,793	14,333	22,126
15,008	24,926	39,934		Hudson City Bancorp, Inc	198,856	330,269	529,125
6,493	10,786	17,279		Huntington Bancshares, Inc	155,377	258,109	413,486
228	415	643		IBERIABANK Corp	13,908	25,315	39,223
283	729	1,012		Independent Bank Corp	9,203	23,707	32,910
493	919	1,412		Independent Bank Corp	11,970	22,313	34,283
1,712	2,669	4,381		IndyMac Bancorp, Inc	70,466	109,856	180,322

18

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

667	682	1,349		Integra Bank Corp	16,862	17,241	34,103
325	721	1,046		Interchange Financial Services Corp	7,352	16,309	23,661
1,178	1,932	3,110		International Bancshares Corp	34,963	57,342	92,305
124	199	323	*	Intervest Bancshares Corp	5,401	8,668	14,069
1,375	2,010	3,385	*	Investors Bancorp, Inc	20,749	30,331	51,080
1,743	2,728	4,471		Investors Financial Services Corp	75,088	117,522	192,610
441	826	1,267		Irwin Financial Corp	8,626	16,157	24,783
130	266	396		ITLA Capital Corp	6,989	14,300	21,289
88,399	150,514	238,913		JPMorgan Chase & Co	4,151,217	7,068,137	11,219,354
558	585	1,143		Kearny Financial Corp	8,470	8,880	17,350
10,238	17,706	27,944		Keycorp	383,311	662,913	1,046,224
600	1,310	1,910		KNBT Bancorp, Inc	9,648	21,065	30,713
612	525	1,137		Lakeland Bancorp, Inc	8,739	7,497	16,236
138	346	484		Lakeland Financial Corp	3,244	8,134	11,378
1,933	3,389	5,322		M&T Bank Corp	231,883	406,544	638,427
426	714	1,140		Macatawa Bank Corp	9,751	16,343	26,094
757	1,800	2,557		MAF Bancorp, Inc	31,257	74,322	105,579
294	419	713		MainSource Financial Group, Inc	4,989	7,110	12,099
6,413	10,959	17,372		Marshall & Ilsley Corp	308,978	528,005	836,983
841	1,469	2,310		MB Financial, Inc	31,008	54,162	85,170
600	717	1,317		MBT Financial Corp	8,904	10,640	19,544
10,479	17,899	28,378		Mellon Financial Corp	409,729	699,851	1,109,580
148	243	391		Mercantile Bank Corp	5,853	9,611	15,464
3,105	5,518	8,623		Mercantile Bankshares Corp	112,618	200,138	312,756
—	291	291		MetroCorp Bancshares, Inc		6,603	6,603
584	975	1,559		Mid-State Bancshares	15,978	26,676	42,654
427	568	995		Midwest Banc Holdings, Inc	10,427	13,871	24,298
800	930	1,730		Nara Bancorp, Inc	14,632	17,010	31,642
200	142	342		NASB Financial, Inc	7,958	5,650	13,608
14,468	24,888	39,356		National City Corp	529,529	910,901	1,440,430
1,244	1,831	3,075		National Penn Bancshares, Inc	24,407	35,924	60,331
1,016	1,830	2,846		NBT Bancorp, Inc	23,632	42,566	66,198
1,241	1,998	3,239	*	Net 1 UEPS Technologies, Inc	28,369	45,674	74,043
1,289	1,952	3,241		NetBank, Inc	7,798	11,810	19,608
7,533	12,854	20,387		New York Community Bancorp, Inc	123,391	210,549	333,940
2,984	4,578	7,562		NewAlliance Bancshares, Inc	43,716	67,068	110,784
11,713	19,940	31,653		North Fork Bancorporation, Inc	335,460	571,082	906,542
216	322	538	*	Northern Empire Bancshares	6,052	9,022	15,074
5,342	9,664	15,006		Northern Trust Corp	312,133	564,668	876,801
480	762	1,242		Northwest Bancorp, Inc	12,240	19,431	31,671
375	428	803		OceanFirst Financial Corp	8,044	9,181	17,225
1,788	2,757	4,545		Old National Bancorp	34,151	52,659	86,810
254	662	916		Old Second Bancorp, Inc	7,610	19,834	27,444
333	349	682		Omega Financial Corp	10,013	10,494	20,507
478	929	1,407		Oriental Financial Group, Inc	5,698	11,074	16,772
1,210	2,182	3,392		Pacific Capital Bancorp	32,634	58,849	91,483
344	641	985		Park National Corp	34,431	64,158	98,589
1,309	1,751	3,060		Partners Trust Financial Group, Inc	14,019	18,753	32,772
236	552	788		Pennfed Financial Services, Inc	3,958	9,257	13,215
322	431	753		Peoples Bancorp, Inc	9,412	12,598	22,010

19

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

1,508	2,401	3,909		People’s Bank	59,732	95,104	154,836
612	903	1,515		PFF Bancorp, Inc	22,668	33,447	56,115
300	636	936	*	Pinnacle Financial Partners, Inc	10,740	22,769	33,509
299	481	780		Placer Sierra Bancshares	6,641	10,683	17,324
7,466	12,912	20,378		PNC Financial Services Group, Inc	540,837	935,345	1,476,182
7,242	12,590	19,832		Popular, Inc	140,784	244,750	385,534
200	129	329		Preferred Bank	11,994	7,736	19,730
378	537	915		Premierwest Bancorp	6,044	8,587	14,631
400	712	1,112		PrivateBancorp, Inc	18,288	32,553	50,841
655	1,055	1,710		Prosperity Bancshares, Inc	22,296	35,912	58,208
780	1,420	2,200		Provident Bankshares Corp	28,899	52,611	81,510
1,599	2,921	4,520		Provident Financial Services, Inc	29,597	54,068	83,665
1,047	1,895	2,942		Provident New York Bancorp	14,323	25,924	40,247
738	1,133	1,871		R & G Financial Corp (Class B)	5,498	8,441	13,939
11,570	19,849	31,419		Regions Financial Corp	425,660	730,245	1,155,905
225	537	762		Renasant Corp	6,316	15,074	21,390
2,244	2,997	5,241		Republic Bancorp, Inc	29,913	39,950	69,863
115	273	388		Republic Bancorp, Inc (Class A)	2,432	5,774	8,206
318	226	544		Royal Bancshares of Pennsylvania (Class A)	8,615	6,122	14,737
701	1,339	2,040		S&T Bancorp, Inc	22,783	43,517	66,300
420	574	994		S.Y. Bancorp, Inc	12,461	17,030	29,491
404	676	1,080		Sandy Spring Bancorp, Inc	14,285	23,903	38,188
158	343	501		Santander BanCorp	2,985	6,479	9,464
319	291	610		SCBT Financial Corp	11,931	10,883	22,814
476	454	930		Seacoast Banking Corp of Florida	14,375	13,711	28,086
202	1,040	1,242		Security Bank Corp	4,567	23,514	28,081
220	354	574		Shore Bancshares, Inc	6,325	10,177	16,502
—	251	251		Sierra Bancorp		7,844	7,844
758	1,220	1,978	*	Signature Bank	23,445	37,735	61,180
456	701	1,157		Simmons First National Corp (Class A)	13,229	20,336	33,565
2,518	4,772	7,290		Sky Financial Group, Inc	62,698	118,823	181,521
201	324	525		Smithtown Bancorp, Inc	5,425	8,745	14,170
1,830	3,459	5,289		South Financial Group, Inc	47,635	90,038	137,673
315	460	775		Southside Bancshares, Inc	8,407	12,277	20,684
340	423	763		Southwest Bancorp, Inc	8,779	10,922	19,701
9,475	16,754	26,229		Sovereign Bancorp, Inc	203,807	360,378	564,185
269	433	702		State National Bancshares, Inc	10,219	16,450	26,669
8,405	14,537	22,942		State Street Corp	524,472	907,109	1,431,581
504	765	1,269		Sterling Bancorp	9,909	15,040	24,949
1,322	1,905	3,227		Sterling Bancshares, Inc	26,771	38,576	65,347
721	1,155	1,876		Sterling Financial Corp	15,855	25,398	41,253
858	1,715	2,573		Sterling Financial Corp	27,825	55,617	83,442
278	421	699		Suffolk Bancorp	8,874	13,438	22,312
270	397	667		Summit Bancshares, Inc	7,592	11,164	18,756
363	479	842	*	Sun Bancorp, Inc	6,835	9,019	15,854
9,291	15,813	25,104		SunTrust Banks, Inc	718,008	1,222,029	1,940,037
445	717	1,162	*	Superior Bancorp	5,118	8,245	13,363
1,209	2,146	3,355		Susquehanna Bancshares, Inc	29,548	52,448	81,996
916	1,352	2,268	*	SVB Financial Group	40,890	60,353	101,243
6,990	11,753	18,743		Synovus Financial Corp	205,296	345,186	550,482

20

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

156	140	296		Taylor Capital Group, Inc	4,610	4,137	8,747
3,221	5,663	8,884		TCF Financial Corp	84,680	148,880	233,560
2,303	4,691	6,994		TD Banknorth, Inc	66,511	135,476	201,987
561	987	1,548	*	Texas Capital Bancshares, Inc	10,502	18,477	28,979
1,185	1,846	3,031		Texas Regional Bancshares, Inc (Class A)	45,563	70,979	116,542
238	383	621		Texas United Bancshares, Inc	7,852	12,635	20,487
700	854	1,554		TierOne Corp	23,751	28,976	52,727
268	281	549		Tompkins Trustco, Inc	12,181	12,771	24,952
360	617	977		Trico Bancshares	8,910	15,271	24,181
2,095	2,989	5,084		Trustco Bank Corp NY	22,710	32,401	55,111
1,343	2,006	3,349		Trustmark Corp	42,210	63,049	105,259
2,592	3,928	6,520		UCBH Holdings, Inc	45,256	68,583	113,839
770	1,307	2,077		UMB Financial Corp	28,159	47,797	75,956
1,513	2,336	3,849		Umpqua Holdings Corp	43,272	66,810	110,082
229	373	602		Union Bankshares Corp	10,149	16,531	26,680
1,300	2,525	3,825		UnionBanCal Corp	79,170	153,772	232,942
957	1,927	2,884		United Bankshares, Inc	35,620	71,723	107,343
790	1,282	2,072		United Community Banks, Inc	23,740	38,524	62,264
933	1,315	2,248		United Community Financial Corp	11,495	16,201	27,696
—	296	296		United Security Bancshares		6,672	6,672
305	488	793		Univest Corp of Pennsylvania	8,811	14,098	22,909
45,249	77,178	122,427		US Bancorp	1,503,172	2,563,853	4,067,025
536	451	987		USB Holding Co, Inc	11,824	9,949	21,773
2,734	5,428	8,162		Valley National Bancorp	69,908	138,794	208,702
204	301	505		Vineyard National Bancorp	5,296	7,814	13,110
300	495	795	*	Virginia Commerce Bancorp	6,660	10,989	17,649
148	466	614		Virginia Financial Group, Inc	4,064	12,796	16,860
3,203	4,158	7,361		W Holding Co, Inc	18,930	24,574	43,504
40,920	69,747	110,667		Wachovia Corp	2,283,336	3,891,883	6,175,219
2,002	4,327	6,329		Washington Federal, Inc	44,925	97,098	142,023
24,399	41,627	66,026		Washington Mutual, Inc	1,060,624	1,809,526	2,870,150
378	457	835		Washington Trust Bancorp, Inc	10,021	12,115	22,136
—	439	439	*	Wauwatosa Holdings, Inc		7,748	7,748
1,157	2,590	3,747		Webster Financial Corp	54,506	122,015	176,521
85,534	145,738	231,272		Wells Fargo & Co	3,094,620	5,272,801	8,367,421
594	819	1,413		WesBanco, Inc	17,357	23,931	41,288
539	904	1,443		West Bancorporation, Inc	9,222	15,467	24,689
463	702	1,165		West Coast Bancorp	14,140	21,439	35,579
810	1,472	2,282		Westamerica Bancorporation	40,913	74,351	115,264
340	548	888	*	Western Alliance Bancorp	11,186	18,029	29,215
300	216	516		Westfield Financial, Inc	9,531	6,862	16,393
1,690	2,708	4,398		Whitney Holding Corp	60,451	96,865	157,316
385	619	1,004		Willow Grove Bancorp, Inc	6,029	9,693	15,722
1,670	3,192	4,862		Wilmington Trust Corp	74,398	142,204	216,602
396	766	1,162		Wilshire Bancorp, Inc	7,540	14,585	22,125
687	1,205	1,892		Wintrust Financial Corp	34,453	60,431	94,884
197	228	425		WSFS Financial Corp	12,251	14,179	26,430
400	349	749		Yardville National Bancorp	14,264	12,445	26,709
2,677	4,608	7,285		Zions Bancorporation	213,651	367,764	581,415

				TOTAL DEPOSITORY INSTITUTIONS	38,967,614	66,489,727	105,457,341

21

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

			EATING AND DRINKING PLACES - 0.95%
512	1,701	2,213	*	AFC Enterprises	7,393	24,562	31,955
2,086	3,286	5,372		Applebees International, Inc	44,870	70,682	115,552
2,995	5,413	8,408		Aramark Corp (Class B)	98,416	177,871	276,287
289	396	685	*	BJ’s Restaurants, Inc	6,361	8,716	15,077
945	1,354	2,299		Bob Evans Farms, Inc	28,615	40,999	69,614
2,186	3,593	5,779		Brinker International, Inc	87,637	144,043	231,680
131	224	355	*	Buffalo Wild Wings, Inc	5,011	8,568	13,579
599	819	1,418	*	California Pizza Kitchen, Inc	17,928	24,513	42,441
819	1,284	2,103		CBRL Group, Inc	33,112	51,912	85,024
944	1,345	2,289	*	CEC Entertainment, Inc	29,745	42,381	72,126
206	310	516	*	Chipotle Mexican Grill, Inc	10,232	15,398	25,630
1,534	2,373	3,907		CKE Restaurants, Inc	25,648	39,677	65,325
869	1,399	2,268	*	Cosi, Inc	4,658	7,499	12,157
3,829	6,308	10,137		Darden Restaurants, Inc	162,618	267,901	430,519
2,338	3,414	5,752	*	Denny’s Corp	7,972	11,642	19,614
801	1,571	2,372		Domino’s Pizza, Inc	20,546	40,296	60,842
571	836	1,407		IHOP Corp	26,466	38,749	65,215
985	1,399	2,384	*	Jack in the Box, Inc	51,397	73,000	124,397
1,773	2,318	4,091	*	Krispy Kreme Doughnuts, Inc	14,361	18,776	33,137
601	617	1,218		Landry’s Restaurants, Inc	18,120	18,603	36,723
325	685	1,010		Lone Star Steakhouse & Saloon, Inc	9,025	19,022	28,047
602	885	1,487	*	Luby’s, Inc	5,942	8,735	14,677
302	486	788	*	McCormick & Schmick’s Seafood Restaurants, Inc	6,792	10,930	17,722
31,669	54,092	85,761		McDonald’s Corp	1,238,891	2,116,079	3,354,970
—	421	421	*	Morton’s Restaurant Group, Inc		6,488	6,488
553	915	1,468	*	O’Charleys, Inc	10,490	17,358	27,848
1,645	2,753	4,398		OSI Restaurant Partners, Inc	52,163	87,298	139,461
570	992	1,562	*	Papa John’s International, Inc	20,583	35,821	56,404
797	1,003	1,800	*	PF Chang’s China Bistro, Inc	27,664	34,814	62,478
964	1,414	2,378	*	Rare Hospitality International, Inc	29,460	43,212	72,672
371	951	1,322	*	Red Robin Gourmet Burgers, Inc	17,107	43,851	60,958
1,586	2,449	4,035		Ruby Tuesday, Inc	44,709	69,037	113,746
330	960	1,290	*	Ruth’s Chris Steak House, Inc	6,211	18,067	24,278
1,125	1,851	2,976	*	Ryan’s Restaurant Group, Inc	17,854	29,375	47,229
2,219	3,679	5,898	*	Sonic Corp	50,171	83,182	133,353
19,466	33,376	52,842	*	Starbucks Corp	662,817	1,136,453	1,799,270
1,092	2,182	3,274	*	Texas Roadhouse, Inc (Class A)	13,410	26,795	40,205
2,120	3,734	5,854	*	The Cheesecake Factory, Inc	57,643	101,527	159,170
890	978	1,868	*	The Steak N Shake Co	15,032	16,518	31,550
836	1,388	2,224		Tim Hortons, Inc	21,987	36,504	58,491
1,594	2,567	4,161		Triarc Cos (Class B)	24,101	38,813	62,914
2,998	4,897	7,895		Wendy’s International, Inc	200,866	328,099	528,965
6,817	12,027	18,844		Yum! Brands, Inc	354,825	626,005	980,830

				TOTAL EATING AND DRINKING PLACES	3,588,849	6,059,771	9,648,620

			EDUCATIONAL SERVICES - 0.13%
3,600	6,122	9,722	*	Apollo Group, Inc (Class A)	177,264	301,447	478,711
2,538	4,061	6,599	*	Career Education Corp	57,105	91,373	148,478

22

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

2,375	3,600	5,975	*	Corinthian Colleges, Inc	25,674	38,916	64,590
1,572	2,531	4,103	*	DeVry, Inc	33,436	53,834	87,270
470	960	1,430	*	Educate, Inc	3,755	7,670	11,425
1,129	1,874	3,003	*	ITT Educational Services, Inc	74,853	124,246	199,099
1,166	1,897	3,063	*	Laureate Education, Inc	55,805	90,790	146,595
381	619	1,000		Strayer Education, Inc	41,228	66,982	108,210
561	1,557	2,118	*	Universal Technical Institute, Inc	10,036	27,855	37,891

				TOTAL EDUCATIONAL SERVICES	479,156	803,113	1,282,269

			ELECTRIC, GAS, AND SANITARY SERVICES - 4.06%
17,012	28,167	45,179	*	AES Corp	346,875	574,345	921,220
2,014	3,379	5,393		AGL Resources, Inc	73,511	123,334	196,845
4,238	6,792	11,030	*	Allegheny Energy, Inc	170,240	272,835	443,075
547	965	1,512		Allete, Inc	23,767	41,929	65,696
3,079	4,909	7,988		Alliant Energy Corp	110,013	175,399	285,412
6,436	10,361	16,797	*	Allied Waste Industries, Inc	72,534	116,768	189,302
5,204	8,903	14,107		Ameren Corp	274,719	469,989	744,708
400	473	873		American Ecology Corp	7,896	9,337	17,233
10,005	17,336	27,341		American Electric Power Co, Inc	363,882	630,510	994,392
401	687	1,088		American States Water Co	15,338	26,278	41,616
3,314	5,389	8,703		Aqua America, Inc	72,709	118,235	190,944
9,595	15,554	25,149	*	Aquila, Inc	41,546	67,349	108,895
2,086	3,622	5,708		Atmos Energy Corp	59,555	103,408	162,963
1,238	2,313	3,551		Avista Corp	29,316	54,772	84,088
875	1,364	2,239		Black Hills Corp	29,409	45,844	75,253
444	804	1,248		California Water Service Group	16,397	29,692	46,089
442	485	927		Cascade Natural Gas Corp	11,532	12,654	24,186
553	982	1,535	*	Casella Waste Systems, Inc (Class A)	5,718	10,154	15,872
8,025	12,920	20,945		Centerpoint Energy, Inc	114,918	185,014	299,932
467	680	1,147		CH Energy Group, Inc	24,036	35,000	59,036
400	701	1,101	*	Clean Harbors, Inc	17,420	30,529	47,949
1,455	2,560	4,015		Cleco Corp	36,724	64,614	101,338
5,689	9,177	14,866	*	CMS Energy Corp	82,149	132,516	214,665
6,144	10,701	16,845		Consolidated Edison, Inc	283,853	494,386	778,239
4,628	7,666	12,294		Constellation Energy Group, Inc	273,978	453,827	727,805
2,952	4,850	7,802	*	Covanta Holding Corp	63,557	104,421	167,978
227	366	593		Crosstex Energy, Inc	20,332	32,783	53,115
8,797	15,056	23,853		Dominion Resources, Inc	672,882	1,151,633	1,824,515
3,071	5,231	8,302		DPL, Inc	83,285	141,865	225,150
4,581	7,803	12,384		DTE Energy Co	190,157	323,903	514,060
31,389	53,580	84,969		Duke Energy Corp	947,948	1,618,116	2,566,064
1,878	3,128	5,006		Duquesne Light Holdings, Inc	36,921	61,496	98,417
8,957	14,642	23,599	*	Dynegy, Inc (Class A)	49,622	81,117	130,739
8,262	13,986	22,248		Edison International	344,030	582,377	926,407
16,666	29,678	46,344		El Paso Corp	227,324	404,808	632,132
1,465	1,996	3,461	*	El Paso Electric Co	32,728	44,591	77,319
665	1,058	1,723		Empire District Electric Co	14,883	23,678	38,561
1,914	3,223	5,137		Energen Corp	80,139	134,947	215,086
3,852	6,224	10,076		Energy East Corp	91,369	147,633	239,002
177	283	460		EnergySouth, Inc	5,974	9,551	15,525

23

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

5,270	9,145	14,415		Entergy Corp	412,272	715,413	1,127,685
16,981	29,028	46,009		Exelon Corp	1,028,030	1,757,355	2,785,385
8,399	14,307	22,706		FirstEnergy Corp	469,168	799,189	1,268,357
10,216	17,551	27,767		FPL Group, Inc	459,720	789,795	1,249,515
2,033	3,848	5,881		Great Plains Energy, Inc	63,064	119,365	182,429
1,942	3,976	5,918		Hawaiian Electric Industries, Inc	52,550	107,591	160,141
1,026	1,880	2,906		Idacorp, Inc	38,793	71,083	109,876
300	700	1,000		ITC Holdings Corp	9,360	21,840	31,200
4,393	7,776	12,169		KeySpan Corp	180,728	319,905	500,633
2,750	4,618	7,368		Kinder Morgan, Inc	288,337	484,197	772,534
511	945	1,456		Laclede Group, Inc	16,393	30,316	46,709
—	261	261		Markwest Hydrocarbon, Inc		7,308	7,308
4,648	7,819	12,467		MDU Resources Group, Inc	103,836	174,676	278,512
670	1,058	1,728		Metal Management, Inc	18,653	29,455	48,108
461	838	1,299		MGE Energy, Inc	14,927	27,134	42,061
6,813	12,769	19,582	*	Mirant Corp	186,063	348,721	534,784
2,122	3,486	5,608		National Fuel Gas Co	77,135	126,716	203,851
729	1,399	2,128		New Jersey Resources Corp	35,940	68,971	104,911
1,150	1,785	2,935		Nicor, Inc	49,174	76,327	125,501
7,047	12,039	19,086		NiSource, Inc	153,202	261,747	414,949
3,964	6,817	10,781		Northeast Utilities	92,242	158,632	250,874
689	1,464	2,153		Northwest Natural Gas Co	27,064	57,506	84,570
933	1,469	2,402		NorthWestern Corp	32,636	51,386	84,022
3,471	5,733	9,204	*	NRG Energy, Inc	157,236	259,705	416,941
2,778	4,590	7,368		NSTAR	92,674	153,122	245,796
2,378	3,772	6,150		OGE Energy Corp	85,870	136,207	222,077
2,944	5,153	8,097		Oneok, Inc	111,254	194,732	305,986
300	500	800		Ormat Technologies, Inc	9,816	16,360	26,176
890	1,516	2,406		Otter Tail Corp	26,024	44,328	70,352
1,085	1,548	2,633		Peoples Energy Corp	44,105	62,926	107,031
4,920	7,938	12,858		Pepco Holdings, Inc	118,916	191,861	310,777
8,826	15,095	23,921		PG&E Corp	367,603	628,707	996,310
90	379	469	*	Pico Holdings, Inc	2,929	12,336	15,265
2,118	3,279	5,397		Piedmont Natural Gas Co, Inc	53,607	82,991	136,598
400	880	1,280	*	Pike Electric Corp	5,960	13,112	19,072
2,464	4,464	6,928		Pinnacle West Capital Corp	111,003	201,103	312,106
1,364	5,873	7,237	*	Plug Power, Inc	5,551	23,903	29,454
1,795	3,021	4,816		PNM Resources, Inc	49,488	83,289	132,777
691	1,113	1,804		Portland General Electric Co	16,867	27,168	44,035
9,584	16,806	26,390		PPL Corp	315,314	552,917	868,231
6,443	11,002	17,445		Progress Energy, Inc	292,383	499,271	791,654
445	328	773	v*	Progress Energy, Inc	4	3	7
6,399	10,749	17,148		Public Service Enterprise Group, Inc	391,555	657,731	1,049,286
2,999	5,527	8,526		Puget Energy, Inc	68,167	125,629	193,796
2,210	3,764	5,974		Questar Corp	180,712	307,782	488,494
8,031	12,740	20,771	*	Reliant Energy, Inc	98,862	156,829	255,691
2,871	5,405	8,276		Republic Services, Inc	115,443	217,335	332,778
800	750	1,550		Resource America, Inc (Class A)	16,640	15,600	32,240
2,837	5,156	7,993		SCANA Corp	114,246	207,632	321,878
6,490	11,372	17,862		Sempra Energy	326,123	571,443	897,566

24

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

4,965	9,547	14,512	*	Sierra Pacific Resources	71,198	136,904	208,102
648	574	1,222		SJW Corp	19,382	17,168	36,550
672	1,084	1,756		South Jersey Industries, Inc	20,100	32,422	52,522
18,852	32,435	51,287		Southern Co	649,640	1,117,710	1,767,350
2,494	4,157	6,651		Southern Union Co	65,888	109,786	175,674
1,030	1,608	2,638		Southwest Gas Corp	34,320	53,579	87,899
487	850	1,337		Southwest Water Co	5,956	10,396	16,352
1,143	2,201	3,344	*	Stericycle, Inc	79,770	153,608	233,378
1,592	2,563	4,155		Synagro Technologies, Inc	6,718	10,816	17,534
5,187	8,855	14,042		TECO Energy, Inc	81,177	138,581	219,758
11,638	19,823	31,461		TXU Corp	727,608	1,239,334	1,966,942
2,660	4,646	7,306		UGI Corp	65,037	113,595	178,632
575	890	1,465		UIL Holdings Corp	21,563	33,375	54,938
758	1,817	2,575		Unisource Energy Corp	25,264	60,561	85,825
2,064	3,761	5,825		Vectren Corp	55,418	100,983	156,401
1,137	1,995	3,132	*	Waste Connections, Inc	43,104	75,630	118,734
—	800	800		Waste Industries USA, Inc		21,624	21,624
565	699	1,264	*	Waste Services, Inc	5,164	6,389	11,553
2,264	3,515	5,779		Westar Energy, Inc	53,227	82,638	135,865
1,375	1,987	3,362		WGL Holdings, Inc	43,092	62,273	105,365
15,063	25,434	40,497		Williams Cos, Inc	359,554	607,133	966,687
2,853	5,267	8,120		Wisconsin Energy Corp	123,078	227,218	350,296
1,065	2,188	3,253		WPS Resources Corp	52,856	108,590	161,446
10,609	17,146	27,755		Xcel Energy, Inc	219,076	354,065	573,141

				TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	15,235,015	26,064,665	41,299,680

			ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.42%
722	1,312	2,034	*	Actel Corp	11,227	20,402	31,629
1,166	1,798	2,964		Acuity Brands, Inc	52,936	81,629	134,565
2,884	5,029	7,913	*	Adaptec, Inc	12,718	22,178	34,896
3,168	4,855	8,023	*	ADC Telecommunications, Inc	47,520	72,825	120,345
1,713	2,856	4,569		Adtran, Inc	40,838	68,087	108,925
938	1,511	2,449	*	Advanced Analogic Technologies, Inc	5,150	8,295	13,445
609	1,451	2,060	*	Advanced Energy Industries, Inc	10,377	24,725	35,102
12,177	20,934	33,111	*	Advanced Micro Devices, Inc	302,598	520,210	822,808
1,672	2,986	4,658	*	Aeroflex, Inc	17,188	30,696	47,884
4,255	7,045	11,300	*	Agere Systems, Inc	63,527	105,182	168,709
9,348	15,808	25,156	*	Altera Corp	171,816	290,551	462,367
4,357	6,947	11,304		American Power Conversion Corp	95,680	152,556	248,236
687	1,237	1,924	*	American Superconductor Corp	6,362	11,455	17,817
1,842	2,949	4,791		Ametek, Inc	80,219	128,429	208,648
982	1,431	2,413	*	AMIS Holdings, Inc	9,319	13,580	22,899
2,073	4,595	6,668	*	Amkor Technology, Inc	10,697	23,710	34,407
2,296	3,754	6,050		Amphenol Corp (Class A)	142,191	232,485	374,676
1,240	4,696	5,936	*	Anadigics, Inc	8,878	33,623	42,501
9,319	15,503	24,822		Analog Devices, Inc	273,885	455,633	729,518
4,336	6,363	10,699	*	Andrew Corp	40,021	58,730	98,751
21,656	36,749	58,405	*	Apple Computer, Inc	1,668,162	2,830,775	4,498,937
9,310	13,597	22,907	*	Applied Micro Circuits Corp	26,906	39,295	66,201
2,569	4,679	7,248	*	Arris Group, Inc	29,441	53,621	83,062

25

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

1,331	2,771	4,102	*	Atheros Communications, Inc	24,131	50,238	74,369
10,601	19,039	29,640	*	Atmel Corp	64,030	114,996	179,026
973	1,346	2,319	*	ATMI, Inc	28,285	39,128	67,413
4,326	6,965	11,291	*	Avanex Corp	7,484	12,049	19,533
3,411	5,634	9,045	*	Avnet, Inc	66,924	110,539	177,463
1,162	2,105	3,267		AVX Corp	20,556	37,237	57,793
810	1,359	2,169		Baldor Electric Co	24,972	41,898	66,870
257	574	831		Bel Fuse, Inc (Class B)	8,247	18,420	26,667
1,878	2,670	4,548	*	Benchmark Electronics, Inc	50,481	71,770	122,251
1,449	6,932	8,381	*	Bookham, Inc	4,666	22,321	26,987
11,700	19,539	31,239	*	Broadcom Corp (Class A)	354,978	592,813	947,791
1,990	4,552	6,542	*	Broadwing Corp	25,114	57,446	82,560
7,166	11,884	19,050	*	Brocade Communications Systems, Inc	50,592	83,901	134,493
580	3,133	3,713	*	CalAmp Corp	3,532	19,080	22,612
2,707	4,359	7,066	*	Capstone Turbine Corp	3,817	6,146	9,963
—	859	859	*	Carrier Access Corp		6,099	6,099
931	1,387	2,318	*	C-COR, Inc	7,988	11,900	19,888
673	1,168	1,841	*	Ceradyne, Inc	27,654	47,993	75,647
1,008	1,439	2,447	*	Checkpoint Systems, Inc	16,642	23,758	40,400
717	1,155	1,872	*	China BAK Battery, Inc	4,818	7,762	12,580
2,233	3,622	5,855	*	Ciena Corp	60,849	98,700	159,549
155,190	264,511	419,701	*	Cisco Systems, Inc	3,569,370	6,083,753	9,653,123
600	812	1,412	*	Color Kinetics, Inc	10,188	13,788	23,976
456	821	1,277	*	Comtech Telecommunications Corp	15,267	27,487	42,754
5,207	9,043	14,250	*	Comverse Technology, Inc	111,638	193,882	305,520
10,588	22,516	33,104	*	Conexant Systems, Inc	21,176	45,032	66,208
2,139	3,057	5,196	*	Cree, Inc	43,015	61,476	104,491
1,104	1,756	2,860		CTS Corp	15,213	24,198	39,411
360	926	1,286		Cubic Corp	7,049	18,131	25,180
3,443	5,792	9,235	*	Cypress Semiconductor Corp	61,182	102,924	164,106
513	826	1,339	*	Diodes, Inc	22,146	35,658	57,804
695	783	1,478	*	Ditech Networks, Inc	5,358	6,037	11,395
721	1,449	2,170	*	Dolby Laboratories, Inc (Class A)	14,312	28,763	43,075
795	1,600	2,395	*	DSP Group, Inc	18,166	36,560	54,726
473	825	1,298	*	DTS, Inc	10,018	17,474	27,492
1,002	1,088	2,090	*	Electro Scientific Industries, Inc	20,641	22,413	43,054
1,200	2,209	3,409	*	Emcore Corp	7,104	13,077	20,181
10,398	17,862	28,260		Emerson Electric Co	871,976	1,497,907	2,369,883
383	617	1,000	*	EMS Technologies, Inc	7,193	11,587	18,780
1,595	2,621	4,216	*	Energizer Holdings, Inc	114,824	188,756	303,580
1,010	1,626	2,636	*	Energy Conversion Devices, Inc	37,410	60,227	97,637
1,186	1,922	3,108	*	EnerSys	19,023	30,829	49,852
1,721	4,270	5,991	*	Evergreen Solar, Inc	14,284	35,441	49,725
901	1,243	2,144	*	Exar Corp	11,974	16,519	28,493
3,140	4,757	7,897	*	Fairchild Semiconductor International, Inc	58,718	88,956	147,674
4,657	10,287	14,944	*	Finisar Corp	16,905	37,342	54,247
576	942	1,518		Franklin Electric Co, Inc	30,609	50,058	80,667
10,224	17,341	27,565	*	Freescale Semiconductor, Inc (Class B)	388,614	659,131	1,047,745
1,189	2,947	4,136	*	FuelCell Energy, Inc	9,048	22,427	31,475
6,578	10,703	17,281	*	Gemstar-TV Guide International, Inc	21,839	35,534	57,373

26

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

625	1,091	1,716	*	Genlyte Group, Inc	44,500	77,679	122,179
2,670	4,791	7,461	*	GrafTech International Ltd	15,593	27,979	43,572
567	700	1,267	*	Greatbatch, Inc	12,826	15,834	28,660
1,653	2,926	4,579		Harman International Industries, Inc	137,926	244,145	382,071
2,383	2,986	5,369	*	Harmonic, Inc	17,515	21,947	39,462
3,396	5,706	9,102		Harris Corp	151,088	253,860	404,948
2,411	4,617	7,028	*	Hexcel Corp	34,116	65,331	99,447
332	534	866	*	Hittite Microwave Corp	14,774	23,763	38,537
20,974	35,911	56,885		Honeywell International, Inc	857,837	1,468,760	2,326,597
593	956	1,549	*	Hutchinson Technology, Inc	12,471	20,105	32,576
296	477	773	*	ID Systems, Inc	6,994	11,272	18,266
534	700	1,234	*	Ikanos Communications, Inc	6,285	8,239	14,524
1,062	1,456	2,518		Imation Corp	42,639	58,458	101,097
5,405	8,324	13,729	*	Integrated Device Technology, Inc	86,804	133,683	220,487
148,570	252,091	400,661		Intel Corp	3,056,085	5,185,512	8,241,597
1,494	2,259	3,753	*	Interdigital Communications Corp	50,945	77,032	127,977
832	2,499	3,331	*	International DisplayWorks, Inc	5,300	15,919	21,219
1,847	2,980	4,827	*	International Rectifier Corp	64,349	103,823	168,172
3,852	5,922	9,774		Intersil Corp (Class A)	94,567	145,385	239,952
499	1,030	1,529		Inter-Tel, Inc	10,778	22,248	33,026
916	1,695	2,611	*	InterVoice, Inc	5,807	10,746	16,553
290	530	820	*	iRobot Corp	5,817	10,632	16,449
529	684	1,213	*	IXYS Corp	4,438	5,739	10,177
42,194	67,933	110,127	*	JDS Uniphase Corp	92,405	148,773	241,178
2,675	3,758	6,433	*	Kemet Corp	21,587	30,327	51,914
3,151	5,151	8,302		L-3 Communications Holdings, Inc	246,818	403,478	650,296
358	577	935	*	Lamson & Sessions Co	8,528	13,744	22,272
2,469	4,763	7,232	*	Lattice Semiconductor Corp	16,839	32,484	49,323
1,041	1,766	2,807		Lincoln Electric Holdings, Inc	56,682	96,159	152,841
7,834	13,113	20,947		Linear Technology Corp	243,794	408,077	651,871
463	1,023	1,486	*	Littelfuse, Inc	16,066	35,498	51,564
293	472	765	*	Loral Space & Communications, Inc	7,712	12,423	20,135
508	683	1,191		LSI Industries, Inc	8,255	11,099	19,354
10,469	17,535	28,004	*	LSI Logic Corp	86,055	144,138	230,193
114,997	192,644	307,641	*	Lucent Technologies, Inc	269,093	450,787	719,880
1,123	2,849	3,972	*	Mattson Technology, Inc	9,321	23,647	32,968
8,278	14,116	22,394		Maxim Integrated Products, Inc	232,363	396,236	628,599
375	603	978	*	Maxwell Technologies, Inc	7,628	12,265	19,893
3,375	7,077	10,452	*	McData Corp (Class A)	16,976	35,602	52,578
366	1,064	1,430	*	Medis Technologies Ltd	9,044	26,291	35,335
3,609	6,216	9,825	*	MEMC Electronic Materials, Inc	132,198	227,692	359,890
597	820	1,417	*	Mercury Computer Systems, Inc	7,074	9,717	16,791
1,436	1,572	3,008		Methode Electronics, Inc	13,656	14,950	28,606
160	573	733	*	Metrologic Instruments, Inc	2,906	10,406	13,312
1,757	3,046	4,803	*	Micrel, Inc	16,850	29,211	46,061
5,430	9,390	14,820		Microchip Technology, Inc	176,041	304,424	480,465
18,229	31,010	49,239	*	Micron Technology, Inc	317,185	539,574	856,759
1,829	2,827	4,656	*	Microsemi Corp	34,477	53,289	87,766
1,400	2,270	3,670	*	Microtune, Inc	6,804	11,032	17,836
2,839	4,570	7,409	*	Mindspeed Technologies, Inc	4,911	7,906	12,817

27

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

1,154	2,659	3,813	*	MIPS Technologies, Inc	7,790	17,948	25,738
696	1,348	2,044	*	Mobility Electronics, Inc	3,870	7,495	11,365
3,603	5,851	9,454		Molex, Inc	140,409	228,013	368,422
700	903	1,603	*	Monolithic Power Systems, Inc	6,622	8,542	15,164
867	1,599	2,466	*	Moog, Inc	30,050	55,421	85,471
603	972	1,575	*	MoSys, Inc	4,058	6,542	10,600
62,726	107,045	169,771		Motorola, Inc	1,568,150	2,676,125	4,244,275
2,667	5,559	8,226	*	MRV Communications, Inc	7,361	15,343	22,704
300	383	683	*	Multi-Fineline Electronix, Inc	7,611	9,717	17,328
128	181	309		National Presto Industries, Inc	7,075	10,004	17,079
8,503	14,628	23,131		National Semiconductor Corp	200,076	344,197	544,273
300	678	978	*	Netlogic Microsystems, Inc	7,611	17,201	24,812
9,543	16,021	25,564	*	Network Appliance, Inc	353,186	592,937	946,123
3,326	5,298	8,624	*	Novellus Systems, Inc	91,997	146,543	238,540
8,924	15,304	24,228	*	Nvidia Corp	264,061	452,845	716,906
1,167	2,321	3,488	*	Omnivision Technologies, Inc	16,653	33,121	49,774
3,389	6,584	9,973	*	ON Semiconductor Corp	19,927	38,714	58,641
2,142	4,194	6,336	*	Openwave Systems, Inc	20,049	39,256	59,305
752	830	1,582	*	Oplink Communications Inc	15,025	16,583	31,608
517	803	1,320	*	Optical Communication Products, Inc	1,018	1,582	2,600
347	575	922	*	OSI Systems, Inc	6,801	11,270	18,071
400	856	1,256		Park Electrochemical Corp	12,672	27,118	39,790
474	764	1,238	*	Parkervision, Inc	3,446	5,554	9,000
271	824	1,095	*	Pericom Semiconductor Corp	2,642	8,034	10,676
1,081	1,953	3,034	*	Photronics, Inc	15,275	27,596	42,871
1,280	2,177	3,457		Plantronics, Inc	22,438	38,163	60,601
1,179	1,988	3,167	*	Plexus Corp	22,637	38,170	60,807
557	1,080	1,637	*	PLX Technology, Inc	5,776	11,200	16,976
4,913	11,528	16,441	*	PMC - Sierra, Inc	29,183	68,476	97,659
2,444	3,736	6,180	*	Polycom, Inc	59,951	91,644	151,595
391	1,451	1,842	*	Portalplayer, Inc	4,410	16,367	20,777
108	242	350	*	Powell Industries, Inc	2,390	5,355	7,745
2,364	2,878	5,242	*	Power-One, Inc	17,115	20,837	37,952
2,962	5,088	8,050	*	Powerwave Technologies, Inc	22,511	38,669	61,180
4,162	6,640	10,802	*	QLogic Corp	78,662	125,496	204,158
42,570	72,564	115,134		Qualcomm, Inc	1,547,420	2,637,701	4,185,121
1,165	3,100	4,265	*	Quantum Fuel Systems Technologies Worldwide, Inc	2,307	6,138	8,445
3,459	5,923	9,382		RadioShack Corp	66,759	114,314	181,073
455	732	1,187	*	Radyne Corp	5,569	8,960	14,529
2,024	4,362	6,386	*	Rambus, Inc	35,299	76,073	111,372
354	752	1,106		Raven Industries, Inc	10,624	22,568	33,192
794	1,279	2,073		Regal-Beloit Corp	34,539	55,636	90,175
4,968	8,950	13,918	*	RF Micro Devices, Inc	37,657	67,841	105,498
4,414	7,406	11,820		Rockwell Collins, Inc	242,064	406,145	648,209
458	756	1,214	*	Rogers Corp	28,282	46,683	74,965
14,370	26,033	40,403	*	Sanmina-SCI Corp	53,744	97,363	151,107
1,640	2,802	4,442	*	Semtech Corp	20,926	35,754	56,680
2,200	3,657	5,857	*	Silicon Image, Inc	27,984	46,517	74,501
1,289	2,056	3,345	*	Silicon Laboratories, Inc	39,985	63,777	103,762
2,309	4,590	6,899	*	Silicon Storage Technology, Inc	9,513	18,911	28,424

28

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

642	2,634	3,276	*	Sirenza Microdevices, Inc	5,072	20,809	25,881
36,213	61,830	98,043	*	Sirius Satellite Radio, Inc	141,593	241,755	383,348
3,963	6,774	10,737	*	Skyworks Solutions, Inc	20,568	35,157	55,725
850	2,160	3,010	*	Spansion, Inc	14,170	36,007	50,177
1,075	3,061	4,136	*	Spectrum Brands, Inc	9,073	25,835	34,908
398	1,222	1,620	*	Standard Microsystems Corp	11,311	34,729	46,040
2,467	3,972	6,439	*	Stratex Networks, Inc	10,953	17,636	28,589
200	530	730	*	Sunpower Corp	5,548	14,702	20,250
400	485	885	*	Supertex, Inc	15,548	18,852	34,400
5,522	6,440	11,962	*	Sycamore Networks, Inc	20,873	24,343	45,216
1,400	2,092	3,492	*	Symmetricom, Inc	11,298	16,882	28,180
620	807	1,427	*	Synaptics, Inc	15,109	19,667	34,776
1,002	1,696	2,698		Technitrol, Inc	29,910	50,626	80,536
1,594	2,237	3,831	*	Tekelec	20,658	28,992	49,650
991	1,676	2,667		Teleflex, Inc	55,139	93,253	148,392
11,241	18,955	30,196	*	Tellabs, Inc	123,201	207,747	330,948
1,148	1,866	3,014	*	Tessera Technologies, Inc	39,927	64,899	104,826
39,616	67,548	107,164		Texas Instruments, Inc	1,317,232	2,245,971	3,563,203
1,611	2,565	4,176	*	Thomas & Betts Corp	76,861	122,376	199,237
5,130	8,259	13,389	*	Transmeta Corp	5,900	9,498	15,398
2,723	3,536	6,259	*	Transwitch Corp	3,839	4,986	8,825
1,456	3,087	4,543	*	Trident Microsystems, Inc	33,867	71,804	105,671
2,542	6,366	8,908	*	Triquint Semiconductor, Inc	13,218	33,103	46,321
1,148	1,955	3,103	*	TTM Technologies, Inc	13,432	22,874	36,306
100	711	811	*	Ulticom, Inc	1,041	7,401	8,442
400	1,134	1,534	*	Universal Display Corp	4,412	12,508	16,920
400	621	1,021	*	Universal Electronics, Inc	7,600	11,799	19,399
2,735	4,907	7,642	*	Utstarcom, Inc	24,259	43,525	67,784
1,441	2,374	3,815	*	Varian Semiconductor Equipment Associates, Inc	52,885	87,126	140,011
559	966	1,525	*	Viasat, Inc	14,020	24,227	38,247
270	772	1,042		Vicor Corp	3,116	8,909	12,025
—	488	488	*	Virage Logic Corp		4,446	4,446
4,556	7,726	12,282	*	Vishay Intertechnology, Inc	63,966	108,481	172,447
392	440	832	*	Volterra Semiconductor Corp	6,370	7,150	13,520
1,812	3,171	4,983		Whirlpool Corp	152,407	266,713	419,120
8,756	15,166	23,922		Xilinx, Inc	192,194	332,894	525,088
652	4,672	5,324	*	Zhone Technologies, Inc	698	4,999	5,697
359	660	1,019	*	Zoltek Cos, Inc	9,172	16,863	26,035
1,164	2,133	3,297	*	Zoran Corp	18,717	34,299	53,016

				TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	24,144,735	41,105,855	65,250,590

			ENGINEERING AND MANAGEMENT SERVICES - 0.74%
499	728	1,227	*	Advisory Board Co	25,209	36,779	61,988
2,651	4,448	7,099	*	Amylin Pharmaceuticals, Inc	116,830	196,023	312,853
1,934	2,911	4,845	*	Applera Corp (Celera Genomics Group)	26,921	40,521	67,442
1,473	3,964	5,437	*	Ariad Pharmaceuticals, Inc	6,422	17,283	23,705
462	349	811		CDI Corp	9,568	7,228	16,796
8,967	14,837	23,804	*	Celgene Corp	388,271	642,442	1,030,713
304	489	793	*	Cornell Cos, Inc	5,253	8,450	13,703
1,045	1,694	2,739		Corporate Executive Board Co	93,956	152,308	246,264

29

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

193	392	585	*	CRA International, Inc	9,198	18,683	27,881
1,159	3,342	4,501	*	CV Therapeutics, Inc	12,911	37,230	50,141
1,224	2,347	3,571	*	deCODE genetics, Inc	6,732	12,909	19,641
656	1,088	1,744	*	Diamond Management & Technology Consultants, Inc	7,308	12,120	19,428
2,311	3,765	6,076	*	Digitas, Inc	22,232	36,219	58,451
800	1,409	2,209	*	Diversa Corp	6,416	11,300	17,716
1,615	1,976	3,591	*	eResearch Technology, Inc	13,098	16,025	29,123
444	653	1,097	*	Essex Corp	7,726	11,362	19,088
2,026	2,898	4,924	*	Exelixis, Inc	17,646	25,242	42,888
338	700	1,038	*	Exponent, Inc	5,634	11,669	17,303
557	897	1,454	*	First Consulting Group, Inc	5,431	8,746	14,177
2,206	3,640	5,846		Fluor Corp	169,619	279,880	449,499
1,427	2,148	3,575	*	Gen-Probe, Inc	66,912	100,720	167,632
1,141	2,397	3,538	*	Harris Interactive, Inc	6,960	14,622	21,582
1,368	2,720	4,088	*	Hewitt Associates, Inc	33,188	65,987	99,175
446	717	1,163	*	Huron Consulting Group, Inc	17,483	28,106	45,589
1,608	2,712	4,320	*	ICOS Corp	40,296	67,963	108,259
1,684	2,654	4,338	*	Incyte Corp	7,123	11,226	18,349
688	1,108	1,796	*	Infrasource Services, Inc	12,074	19,445	31,519
2,316	4,108	6,424	*	Isis Pharmaceuticals, Inc	16,629	29,495	46,124
1,506	2,403	3,909	*	Jacobs Engineering Group, Inc	112,543	179,576	292,119
319	514	833	*	Kendle International, Inc	10,214	16,458	26,672
230	402	632		Landauer, Inc	11,673	20,402	32,075
620	998	1,618	*	LECG Corp	11,631	18,722	30,353
1,784	3,091	4,875	*	Lexicon Genetics, Inc	6,726	11,653	18,379
800	1,393	2,193	*	Lifecell Corp	25,776	44,882	70,658
563	1,458	2,021	*	Luminex Corp	10,263	26,579	36,842
643	885	1,528		MAXIMUS, Inc	16,782	23,099	39,881
393	1,339	1,732	*	Maxygen, Inc	3,266	11,127	14,393
3,141	4,374	7,515	*	Monogram Biosciences, Inc	4,806	6,692	11,498
6,083	10,693	16,776		Moody’s Corp	397,706	699,108	1,096,814
265	281	546	*	MTC Technologies, Inc	6,371	6,755	13,126
1,022	1,748	2,770	*	Myriad Genetics, Inc	25,192	43,088	68,280
1,293	1,944	3,237	*	Navigant Consulting, Inc	25,938	38,997	64,935
692	1,115	1,807	*	Omnicell, Inc	12,380	19,947	32,327
8,444	14,641	23,085		Paychex, Inc	311,161	539,521	850,682
956	1,452	2,408	*	Per-Se Technologies, Inc	21,778	33,077	54,855
551	700	1,251	*	PharmaNet Development Group, Inc	10,706	13,601	24,307
4,074	6,914	10,988		Quest Diagnostics, Inc	249,166	422,860	672,026
1,461	1,631	3,092	*	Regeneron Pharmaceuticals, Inc	22,923	25,590	48,513
3,534	5,690	9,224	*	Rentech, Inc	16,362	26,345	42,707
1,302	1,988	3,290	*	Resources Connection, Inc	34,881	53,259	88,140
682	1,502	2,184	*	Rigel Pharmaceuticals, Inc	7,004	15,426	22,430
—	1,126	1,126	*	Sangamo Biosciences, Inc		6,261	6,261
1,380	1,856	3,236	*	Savient Pharmaceuticals, Inc	8,984	12,083	21,067
539	1,893	2,432	*	Senomyx, Inc	8,284	29,095	37,379
2,024	3,350	5,374	*	Shaw Group, Inc	47,847	79,194	127,041
700	1,265	1,965	*	Symyx Technologies, Inc	14,833	26,805	41,638
325	349	674	*	Tejon Ranch Co	13,790	14,808	28,598
1,200	2,028	3,228	*	Telik, Inc	21,348	36,078	57,426

30

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

1,586	2,974	4,560	*	Tetra Tech, Inc	27,628	51,807	79,435
482	613	1,095	*	Trimeris, Inc	4,242	5,394	9,636
1,320	2,124	3,444	*	URS Corp	51,335	82,602	133,937
700	1,271	1,971		Washington Group International, Inc	41,202	74,811	116,013
1,094	1,817	2,911		Watson Wyatt & Co Holdings	44,766	74,352	119,118

				TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,796,553	4,710,037	7,506,590

			ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
962	3,649	4,611	*	Home Solutions of America, Inc	5,272	19,996	25,268

				TOTAL ENVIRONMENTAL QUALITY AND HOUSING	5,272	19,996	25,268

			FABRICATED METAL PRODUCTS - 0.38%
822	1,662	2,484	*	Alliant Techsystems, Inc	66,631	134,722	201,353
298	493	791		Ameron International Corp	19,799	32,755	52,554
919	1,566	2,485		Aptargroup, Inc	46,759	79,678	126,437
2,667	4,639	7,306		Ball Corp	107,880	187,648	295,528
500	754	1,254		CIRCOR International, Inc	15,275	23,035	38,310
3,196	4,904	8,100		Commercial Metals Co	64,975	99,698	164,673
325	866	1,191	*	Commercial Vehicle Group, Inc	6,260	16,679	22,939
1,378	2,125	3,503		Crane Co	57,600	88,825	146,425
4,184	6,972	11,156	*	Crown Holdings, Inc	77,822	129,679	207,501
400	900	1,300		Dynamic Materials Corp	12,968	29,178	42,146
1,009	1,108	2,117	*	Griffon Corp	24,085	26,448	50,533
100	281	381		Gulf Island Fabrication, Inc	2,609	7,331	9,940
12,691	21,630	34,321		Illinois Tool Works, Inc	569,826	971,187	1,541,013
367	1,290	1,657		Insteel Industries, Inc	7,292	25,632	32,924
2,538	3,078	5,616	*	Jacuzzi Brands, Inc	25,355	30,749	56,104
362	583	945	*	Ladish Co, Inc	10,455	16,837	27,292
201	394	595		Lifetime Brands, Inc	3,723	7,297	11,020
913	1,434	2,347	*	Mobile Mini, Inc	25,938	40,740	66,678
657	1,057	1,714	*	Mueller Water Products, Inc	9,599	15,443	25,042
551	974	1,525	*	NCI Building Systems, Inc	32,052	56,658	88,710
2,626	4,228	6,854		Pentair, Inc	68,775	110,731	179,506
576	866	1,442		Silgan Holdings, Inc	21,635	32,527	54,162
954	1,564	2,518		Simpson Manufacturing Co, Inc	25,787	42,275	68,062
744	1,199	1,943	*	Smith & Wesson Holding Corp	10,327	16,642	26,969
1,508	2,411	3,919		Snap-On, Inc	67,181	107,410	174,591
2,026	2,587	4,613	*	Taser International, Inc	15,519	19,816	35,335
566	708	1,274		Valmont Industries, Inc	29,574	36,993	66,567
763	1,041	1,804		Watts Water Technologies, Inc (Class A)	24,233	33,062	57,295

				TOTAL FABRICATED METAL PRODUCTS	1,449,934	2,419,675	3,869,609

			FOOD AND KINDRED PRODUCTS - 2.89%
19,651	33,460	53,111		Anheuser-Busch Cos, Inc	933,619	1,589,685	2,523,304
16,620	28,398	45,018		Archer Daniels Midland Co	629,566	1,075,716	1,705,282
300	417	717	*	Boston Beer Co, Inc (Class A)	9,855	13,698	23,553
651	1,048	1,699	*	Burger King Holdings, Inc	10,390	16,726	27,116
5,866	10,322	16,188		Campbell Soup Co	214,109	376,753	590,862
200	136	336		Coca-Cola Bottling Co Consolidated	12,396	8,429	20,825
51,807	88,398	140,205		Coca-Cola Co	2,314,737	3,949,623	6,264,360

31

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

7,894	13,420	21,314		Coca-Cola Enterprises, Inc	164,432	279,539	443,971
13,090	22,879	35,969		ConAgra Foods, Inc	320,443	560,102	880,545
5,012	8,580	13,592	*	Constellation Brands, Inc (Class A)	144,245	246,932	391,177
1,935	3,054	4,989		Corn Products International, Inc	62,965	99,377	162,342
1,501	3,121	4,622	*	Darling International, Inc	6,289	13,077	19,366
5,488	8,316	13,804		Del Monte Foods Co	57,350	86,902	144,252
401	645	1,046		Diamond Foods, Inc	5,738	9,230	14,968
300	290	590		Farmer Bros Co	6,162	5,957	12,119
1,356	2,152	3,508		Flowers Foods, Inc	36,449	57,846	94,295
8,804	15,520	24,324		General Mills, Inc	498,306	878,432	1,376,738
1,344	1,898	3,242	*	Gold Kist, Inc	28,009	39,554	67,563
8,452	14,729	23,181		H.J. Heinz Co	354,392	617,587	971,979
1,572	2,632	4,204	*	Hansen Natural Corp	51,059	85,487	136,546
4,466	7,623	12,089		Hershey Co	238,708	407,449	646,157
1,903	3,471	5,374		Hormel Foods Corp	68,470	124,887	193,357
296	477	773		Imperial Sugar Co	9,212	14,844	24,056
568	493	1,061		J&J Snack Foods Corp	17,665	15,332	32,997
1,464	2,636	4,100		J.M. Smucker Co	70,199	126,396	196,595
561	903	1,464	*	Jones Soda Co	5,021	8,082	13,103
6,175	10,664	16,839		Kellogg Co	305,786	528,081	833,867
5,244	9,265	14,509		Kraft Foods, Inc (Class A)	187,001	330,390	517,391
532	1,299	1,831		Lancaster Colony Corp	23,812	58,143	81,955
991	1,209	2,200		Lance, Inc	21,822	26,622	48,444
274	367	641	*	M&F Worldwide Corp	4,028	5,395	9,423
3,422	6,080	9,502		McCormick & Co, Inc	129,968	230,918	360,886
239	385	624		MGP Ingredients, Inc	5,084	8,189	13,273
1,229	2,108	3,337		Molson Coors Brewing Co (Class B)	84,678	145,241	229,919
—	234	234		National Beverage Corp		2,787	2,787
283	477	760	*	Peet’s Coffee & Tea, Inc	7,078	11,930	19,008
3,429	5,915	9,344		Pepsi Bottling Group, Inc	121,730	209,983	331,713
1,453	3,287	4,740		PepsiAmericas, Inc	31,007	70,145	101,152
42,059	71,710	113,769		PepsiCo, Inc	2,744,770	4,679,795	7,424,565
1,022	1,301	2,323	*	Performance Food Group Co	28,708	36,545	65,253
358	790	1,148		Premium Standard Farms, Inc	6,820	15,050	21,870
708	1,226	1,934	*	Ralcorp Holdings, Inc	34,147	59,130	93,277
427	880	1,307		Reddy Ice Holdings, Inc	10,333	21,296	31,629
466	659	1,125		Sanderson Farms, Inc	15,080	21,325	36,405
19,234	33,410	52,644		Sara Lee Corp	309,090	536,899	845,989
2,442	4,552	6,994	*	Smithfield Foods, Inc	65,983	122,995	188,978
923	1,991	2,914		Tootsie Roll Industries, Inc	27,053	58,356	85,409
1,164	1,498	2,662		Topps Co, Inc	10,429	13,422	23,851
784	1,753	2,537	*	TreeHouse Foods, Inc	18,542	41,458	60,000
5,837	9,247	15,084		Tyson Foods, Inc (Class A)	92,692	146,858	239,550
5,917	10,158	16,075		Wrigley (Wm.) Jr Co	272,537	467,877	740,414

				TOTAL FOOD AND KINDRED PRODUCTS	10,827,964	18,556,472	29,384,436

			FOOD STORES - 0.25%
35	70	105		Arden Group, Inc (Class A)	4,074	8,148	12,222
453	646	1,099		Great Atlantic & Pacific Tea Co, Inc	10,908	15,556	26,464
636	417	1,053		Ingles Markets, Inc (Class A)	16,778	11,000	27,778

32

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

18,259	31,440	49,699		Kroger Co	422,513	727,521	1,150,034
839	1,250	2,089	*	Panera Bread Co (Class A)	48,872	72,812	121,684
588	935	1,523	*	Pantry, Inc	33,146	52,706	85,852
1,200	2,148	3,348	*	Pathmark Stores, Inc	11,940	21,373	33,313
1,005	1,648	2,653		Ruddick Corp	26,160	42,897	69,057
5,098	9,109	14,207		Supervalu, Inc	151,156	270,082	421,238
314	462	776		Weis Markets, Inc	12,497	18,388	30,885
3,598	6,132	9,730		Whole Foods Market, Inc	213,829	364,425	578,254
665	1,375	2,040	*	Wild Oats Markets, Inc	10,753	22,234	32,987

				TOTAL FOOD STORES	962,626	1,627,142	2,589,768

			FORESTRY - 0.12%
1,965	3,312	5,277		Rayonier, Inc	74,277	125,194	199,471
6,321	10,534	16,855		Weyerhaeuser Co	388,931	648,157	1,037,088

				TOTAL FORESTRY	463,208	773,351	1,236,559

			FURNITURE AND FIXTURES - 0.30%
856	1,362	2,218		Ethan Allen Interiors, Inc	29,669	47,207	76,876
1,351	1,610	2,961		Furniture Brands International, Inc	25,723	30,654	56,377
1,706	2,979	4,685		Herman Miller, Inc	58,362	101,912	160,274
1,519	2,852	4,371		Hillenbrand Industries, Inc	86,553	162,507	249,060
1,341	2,529	3,870		HNI Corp	55,759	105,156	160,915
164	308	472		Hooker Furniture Corp	2,404	4,515	6,919
1,255	2,650	3,905	*	Interface, Inc (Class A)	16,164	34,132	50,296
4,985	8,427	13,412		Johnson Controls, Inc	357,624	604,553	962,177
620	921	1,541		Kimball International, Inc (Class B)	11,966	17,775	29,741
1,120	1,728	2,848		La-Z-Boy, Inc	15,635	24,123	39,758
4,711	7,813	12,524		Leggett & Platt, Inc	117,916	195,559	313,475
9,956	17,211	27,167		Masco Corp	272,994	471,926	744,920
522	841	1,363		Sealy Corp	6,817	10,983	17,800
1,137	2,316	3,453	*	Select Comfort Corp	24,878	50,674	75,552
340	408	748		Stanley Furniture Co, Inc	7,245	8,694	15,939
1,121	2,083	3,204	*	Tempur-Pedic International, Inc	19,248	35,765	55,013
764	1,750	2,514	*	Williams Scotsman International, Inc	16,319	37,380	53,699

				TOTAL FURNITURE AND FIXTURES	1,125,276	1,943,515	3,068,791

			FURNITURE AND HOMEFURNISHINGS STORES - 0.21%
7,282	12,255	19,537	*	Bed Bath & Beyond, Inc	278,609	468,876	747,485
4,606	7,868	12,474		Circuit City Stores, Inc	115,657	197,565	313,222
707	652	1,359	*	Cost Plus, Inc	8,463	7,804	16,267
1,692	2,722	4,414	*	GameStop Corp	78,306	125,974	204,280
672	1,395	2,067	*	Guitar Center, Inc	30,025	62,329	92,354
768	621	1,389		Haverty Furniture Cos, Inc	12,250	9,905	22,155
864	1,390	2,254		Knoll, Inc	17,453	28,078	45,531
1,303	2,516	3,819	*	Mohawk Industries, Inc	97,008	187,316	284,324
2,367	3,265	5,632		Pier 1 Imports, Inc	17,563	24,226	41,789
741	997	1,738	*	Restoration Hardware, Inc	6,424	8,644	15,068
1,989	3,202	5,191		Steelcase, Inc (Class A)	31,207	50,239	81,446
668	978	1,646		Tuesday Morning Corp	9,272	13,575	22,847
2,484	4,127	6,611		Williams-Sonoma, Inc	80,457	133,674	214,131

				TOTAL FURNITURE AND HOMEFURNISHINGS STORES	782,694	1,318,205	2,100,899

33

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

			GENERAL BUILDING CONTRACTORS - 0.35%
90	208	298	*	Avatar Holdings, Inc	5,315	12,284	17,599
1,053	1,681	2,734		Beazer Homes USA, Inc	41,109	65,626	106,735
344	436	780		Brookfield Homes Corp	9,687	12,278	21,965
165	266	431	*	Cavco Industries, Inc	5,199	8,382	13,581
3,132	5,343	8,475		Centex Corp	164,806	281,149	445,955
7,940	13,510	21,450		DR Horton, Inc	190,163	323,580	513,743
1,288	2,520	3,808	*	Hovnanian Enterprises, Inc (Class A)	37,790	73,937	111,727
2,070	3,347	5,417		KB Home	90,666	146,599	237,265
3,324	5,705	9,029		Lennar Corp (Class A)	150,411	258,151	408,562
325	1,893	2,218		Levitt Corp (Class A)	3,822	22,262	26,084
266	904	1,170		M/I Homes, Inc	9,403	31,956	41,359
139	131	270	v*	Mascotech (Escrow)	0	0	—
532	902	1,434		McGrath RentCorp	13,619	23,091	36,710
834	1,751	2,585		MDC Holdings, Inc	38,739	81,334	120,073
586	1,066	1,652	*	Meritage Homes Corp	24,383	44,356	68,739
120	202	322	*	NVR, Inc	64,200	108,070	172,270
429	555	984	*	Palm Harbor Homes, Inc	6,418	8,303	14,721
514	1,161	1,675	*	Perini Corp	10,732	24,242	34,974
5,494	8,845	14,339		Pulte Homes, Inc	175,039	281,802	456,841
1,022	1,823	2,845		Ryland Group, Inc	44,161	78,772	122,933
1,437	3,354	4,791		Standard-Pacific Corp	33,770	78,819	112,589
—	256	256	*	Team, Inc		6,415	6,415
382	975	1,357		Technical Olympic USA, Inc	3,755	9,584	13,339
3,278	5,850	9,128	*	Toll Brothers, Inc	92,046	164,268	256,314
1,122	1,806	2,928		Walter Industries, Inc	47,887	77,080	124,967
909	2,284	3,193	*	WCI Communities, Inc	15,853	39,833	55,686

				TOTAL GENERAL BUILDING CONTRACTORS	1,278,973	2,262,173	3,541,146

			GENERAL MERCHANDISE STORES - 1.80%
1,137	1,632	2,769	*	99 Cents Only Stores	13,451	19,307	32,758
3,096	4,672	7,768	*	Big Lots, Inc	61,332	92,552	153,884
1,740	2,939	4,679	*	BJ’s Wholesale Club, Inc	50,773	85,760	136,533
—	468	468		Bon-Ton Stores, Inc		13,918	13,918
801	1,794	2,595	*	Cabela’s, Inc	17,406	38,984	56,390
1,339	2,116	3,455		Casey’s General Stores, Inc	29,820	47,123	76,943
207	381	588	*	Conn’s, Inc	4,320	7,951	12,271
11,963	20,482	32,445		Costco Wholesale Corp	594,322	1,017,546	1,611,868
1,749	2,550	4,299		Dillard’s, Inc (Class A)	57,245	83,461	140,706
8,151	13,270	21,421		Dollar General Corp	111,098	180,870	291,968
3,892	6,921	10,813		Family Dollar Stores, Inc	113,802	202,370	316,172
13,912	23,716	37,628		Federated Department Stores, Inc	601,138	1,024,768	1,625,906
1,283	1,377	2,660		Fred’s, Inc	16,191	17,378	33,569
5,970	10,054	16,024		JC Penney Co, Inc	408,288	687,593	1,095,881
373	1,190	1,563	*	Retail Ventures, Inc	5,748	18,338	24,086
3,234	5,658	8,892		Saks, Inc	55,884	97,770	153,654
556	875	1,431		Stein Mart, Inc	8,457	13,309	21,766
22,018	37,626	59,644		Target Corp	1,216,495	2,078,837	3,295,332

34

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

11,817	19,625	31,442		TJX Cos, Inc	331,231	550,089	881,320
62,571	106,787	169,358		Wal-Mart Stores, Inc	3,086,002	5,266,735	8,352,737

				TOTAL GENERAL MERCHANDISE STORES	6,783,003	11,544,659	18,327,662

			HEALTH SERVICES - 1.70%
1,059	505	1,564	*	Alliance Imaging, Inc	8,271	3,944	12,215
507	802	1,309	*	Amedisys, Inc	20,113	31,815	51,928
5,438	9,106	14,544		AmerisourceBergen Corp	245,798	411,591	657,389
793	1,100	1,893	*	Amsurg Corp	17,652	24,486	42,138
796	1,862	2,658	*	Apria Healthcare Group, Inc	15,713	36,756	52,469
500	339	839	*	Bio-Reference Labs, Inc	11,225	7,611	18,836
315	620	935		Brookdale Senior Living, Inc	14,622	28,780	43,402
11,218	19,182	30,400		Caremark Rx, Inc	635,724	1,087,044	1,722,768
2,993	4,879	7,872		Cigna Corp	348,146	567,525	915,671
2,381	4,575	6,956	*	Community Health Systems, Inc	88,930	170,876	259,806
90	242	332	*	Corvel Corp	3,157	8,489	11,646
1,241	2,045	3,286	*	Covance, Inc	82,378	135,747	218,125
4,158	6,884	11,042	*	Coventry Health Care, Inc	214,220	354,664	568,884
941	1,087	2,028	*	Cross Country Healthcare, Inc	15,997	18,479	34,476
2,701	4,288	6,989	*	DaVita, Inc	156,307	248,147	404,454
1,437	2,603	4,040	*	Edwards Lifesciences Corp	66,950	121,274	188,224
—	900	900	*	Emeritus Corp		19,395	19,395
604	1,006	1,610	*	Enzo Biochem, Inc	7,363	12,263	19,626
3,138	5,124	8,262	*	Express Scripts, Inc	236,888	386,811	623,699
817	1,315	2,132	*	Five Star Quality Care, Inc	8,791	14,149	22,940
517	963	1,480	*	Genesis HealthCare Corp	24,625	45,868	70,493
—	1,154	1,154	*	Genomic Health, Inc		16,687	16,687
671	968	1,639	*	Gentiva Health Services, Inc	11,031	15,914	26,945
9,795	16,634	26,429		HCA, Inc	488,673	829,870	1,318,543
5,904	10,183	16,087		Health Management Associates, Inc (Class A)	123,394	212,825	336,219
867	1,438	2,305	*	Healthways, Inc	38,668	64,135	102,803
270	401	671	*	Horizon Health Corp	4,123	6,123	10,246
—	1,110	1,110	*	Hythiam, Inc		8,014	8,014
708	1,499	2,207	*	Kindred Healthcare, Inc	21,049	44,565	65,614
3,121	5,485	8,606	*	Laboratory Corp of America Holdings	204,644	359,651	564,295
404	1,181	1,585		LCA-Vision, Inc	16,689	48,787	65,476
294	474	768	*	LHC Group, Inc	6,562	10,580	17,142
1,383	2,397	3,780	*	LifePoint Hospitals, Inc	48,848	84,662	133,510
2,396	4,443	6,839	*	Lincare Holdings, Inc	82,997	153,906	236,903
959	1,843	2,802	*	Magellan Health Services, Inc	40,853	78,512	119,365
1,989	3,502	5,491		Manor Care, Inc	103,985	183,085	287,070
450	1,055	1,505	*	Matria Healthcare, Inc	12,506	29,318	41,824
7,816	13,287	21,103		McKesson Corp	412,060	700,491	1,112,551
170	275	445	*	Medcath Corp	5,115	8,275	13,390
7,588	12,998	20,586	*	Medco Health Solutions, Inc	456,115	781,310	1,237,425
175	254	429		National Healthcare Corp	9,403	13,647	23,050
2,300	3,487	5,787	*	Nektar Therapeutics	33,143	50,248	83,391
—	620	620	*	Nighthawk Radiology Holdings, Inc		11,861	11,861
631	1,899	2,530	*	Odyssey HealthCare, Inc	8,948	26,928	35,876
3,130	5,367	8,497		Omnicare, Inc	134,872	231,264	366,136

35

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

1,087	1,779	2,866		Option Care, Inc	14,555	23,821	38,376
1,266	2,070	3,336	*	Pediatrix Medical Group, Inc	57,730	94,392	152,122
2,609	4,086	6,695		Pharmaceutical Product Development, Inc	93,115	145,829	238,944
1,358	2,264	3,622	*	Psychiatric Solutions, Inc	46,294	77,180	123,474
400	418	818	*	Radiation Therapy Services, Inc	11,692	12,218	23,910
500	635	1,135	*	RehabCare Group, Inc	6,550	8,318	14,868
1,449	2,322	3,771	*	Sierra Health Services, Inc	54,830	87,864	142,694
610	1,400	2,010	*	Stereotaxis, Inc	6,314	14,490	20,804
594	956	1,550	*	Sun Healthcare Group, Inc	6,380	10,267	16,647
1,145	2,302	3,447	*	Sunrise Senior Living, Inc	34,201	68,761	102,962
467	636	1,103	*	Symbion, Inc	8,574	11,677	20,251
12,116	19,680	31,796	*	Tenet Healthcare Corp	98,624	160,195	258,819
2,123	3,965	6,088	*	Triad Hospitals, Inc	93,476	174,623	268,099
1,188	1,920	3,108	*	United Surgical Partners International, Inc	29,498	47,674	77,172
1,141	1,959	3,100		Universal Health Services, Inc (Class B)	68,380	117,403	185,783
309	513	822	*	VistaCare, Inc (Class A)	3,214	5,335	8,549
16,197	27,404	43,601	*	WellPoint, Inc	1,247,979	2,111,478	3,359,457

				TOTAL HEALTH SERVICES	6,367,954	10,877,897	17,245,851

			HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.02%
933	1,460	2,393		Granite Construction, Inc	49,776	77,891	127,667
529	852	1,381	*	Matrix Service Co	6,925	11,153	18,078
231	372	603	*	Sterling Construction Co, Inc	4,634	7,462	12,096

				TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	61,335	96,506	157,841

			HOLDING AND OTHER INVESTMENT OFFICES - 3.02%
1,000	4,105	5,105		Aames Investment Corp	3,520	14,450	17,970
690	1,314	2,004		Acadia Realty Trust	17,595	33,507	51,102
861	1,376	2,237	*	Affiliated Managers Group, Inc	86,195	137,751	223,946
695	2,756	3,451	*	Affordable Residential Communities	6,735	26,706	33,441
496	287	783		Agree Realty Corp	16,294	9,428	25,722
54	105	159	*	Alexander’s, Inc	16,754	32,576	49,330
586	1,276	1,862		Alexandria Real Estate Equities, Inc	54,967	119,689	174,656
3,428	6,207	9,635		Allied Capital Corp	103,560	187,513	291,073
2,246	3,908	6,154		AMB Property Corp	123,777	215,370	339,147
400	557	957		American Campus Communities, Inc	10,204	14,209	24,413
3,293	5,376	8,669		American Financial Realty Trust	36,750	59,996	96,746
1,135	1,808	2,943		American Home Mortgage Investment Corp	39,577	63,045	102,622
4,212	8,109	12,321		Annaly Mortgage Management, Inc	55,346	106,552	161,898
1,284	3,152	4,436		Anthracite Capital, Inc	16,512	40,535	57,047
1,557	2,610	4,167		Anworth Mortgage Asset Corp	13,001	21,793	34,794
2,490	4,072	6,562		Apartment Investment & Management Co (Class A)	135,481	221,558	357,039
2,088	3,362	5,450		Apollo Investment Corp	42,825	68,955	111,780
197	386	583		Arbor Realty Trust, Inc	5,035	9,866	14,901
5,410	8,906	14,316		Archstone-Smith Trust	294,520	484,843	779,363
1,164	2,985	4,149		Ashford Hospitality Trust, Inc	13,887	35,611	49,498
1,906	3,290	5,196		AvalonBay Communities, Inc	229,482	396,116	625,598
1,443	2,824	4,267		BioMed Realty Trust, Inc	43,781	85,680	129,461
2,922	4,825	7,747		Boston Properties, Inc	301,959	498,615	800,574
2,273	4,101	6,374		Brandywine Realty Trust	73,986	133,487	207,473

36

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

1,328	2,053	3,381		BRE Properties, Inc (Class A)	79,321	122,626	201,947
1,452	2,338	3,790		Camden Property Trust	110,367	177,711	288,078
637	1,408	2,045		Capital Lease Funding, Inc	7,064	15,615	22,679
79	111	190		Capital Southwest Corp	9,413	13,226	22,639
373	440	813		Capital Trust, Inc	15,192	17,921	33,113
1,657	2,589	4,246		CBL & Associates Properties, Inc	69,445	108,505	177,950
777	1,880	2,657		Cedar Shopping Centers, Inc	12,564	30,400	42,964
309	448	757		CentraCore Properties Trust	9,811	14,224	24,035
300	184	484		Cherokee, Inc	10,983	6,736	17,719
1,100	1,888	2,988		Colonial Properties Trust	52,591	90,265	142,856
336	542	878		Compass Diversified Trust	5,141	8,293	13,434
957	1,573	2,530		Corporate Office Properties Trust	42,835	70,407	113,242
936	1,880	2,816		Cousins Properties, Inc	32,021	64,315	96,336
2,446	3,197	5,643		Crescent Real Estate Equities Co	53,347	69,727	123,074
1,329	2,139	3,468		Deerfield Triarc Capital Corp	17,423	28,042	45,465
2,785	4,589	7,374		Developers Diversified Realty Corp	155,292	255,883	411,175
1,659	2,671	4,330		DiamondRock Hospitality Co	27,556	44,365	71,921
300	960	1,260		Digital Realty Trust, Inc	9,396	30,067	39,463
3,522	5,615	9,137		Duke Realty Corp	131,547	209,720	341,267
570	1,133	1,703		EastGroup Properties, Inc	28,420	56,491	84,911
600	834	1,434		Education Realty Trust, Inc	8,856	12,310	21,166
87	144	231	*	Enstar Group, Inc	8,312	13,758	22,070
663	1,094	1,757		Entertainment Properties Trust	32,699	53,956	86,655
1,440	2,250	3,690		Equity Inns, Inc	22,925	35,820	58,745
476	892	1,368		Equity Lifestyle Properties, Inc	21,758	40,773	62,531
9,249	15,612	24,861		Equity Office Properties Trust	367,740	620,733	988,473
800	2,160	2,960		Equity One, Inc	19,176	51,775	70,951
7,352	12,376	19,728		Equity Residential	371,864	625,978	997,842
618	1,051	1,669		Essex Property Trust, Inc	75,025	127,591	202,616
1,100	2,180	3,280		Extra Space Storage, Inc	19,041	37,736	56,777
1,367	2,433	3,800		Federal Realty Investment Trust	101,568	180,772	282,340
1,572	3,010	4,582		FelCor Lodging Trust, Inc	31,519	60,351	91,870
1,272	3,003	4,275		Fieldstone Investment Corp	11,105	26,216	37,321
1,143	1,840	2,983		First Industrial Realty Trust, Inc	50,292	80,960	131,252
423	858	1,281		First Potomac Realty Trust	12,783	25,929	38,712
1,277	2,056	3,333		Franklin Street Properties Corp	25,361	40,832	66,193
3,885	6,196	10,081		Friedman Billings Ramsey Group, Inc	31,197	49,754	80,951
4,334	7,148	11,482		General Growth Properties, Inc	206,515	340,602	547,117
629	755	1,384		Getty Realty Corp	18,417	22,106	40,523
236	395	631		Gladstone Capital Corp	5,194	8,694	13,888
430	629	1,059		Gladstone Investment Corp	6,278	9,183	15,461
847	1,668	2,515		Glenborough Realty Trust, Inc	21,793	42,918	64,711
789	1,627	2,416		Glimcher Realty Trust	19,551	40,317	59,868
390	620	1,010		Global Signal, Inc	19,726	31,360	51,086
800	2,180	2,980		GMH Communities Trust	10,096	27,512	37,608
400	695	1,095		Gramercy Capital Corp	10,084	17,521	27,605
350	682	1,032		Harris & Harris Group, Inc	4,298	8,375	12,673
3,586	5,790	9,376		Health Care Property Investors, Inc	111,345	179,780	291,125
1,541	2,673	4,214		Health Care REIT, Inc	61,655	106,947	168,602
1,251	1,823	3,074		Healthcare Realty Trust, Inc	48,051	70,021	118,072

37

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares	COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

713	1,044	1,757	Heritage Property Investment Trust	25,996	38,064	64,060
706	1,137	1,843	Hersha Hospitality Trust	6,778	10,915	17,693
1,539	2,478	4,017	Highland Hospitality Corp	22,054	35,510	57,564
1,624	2,254	3,878	Highwoods Properties, Inc	60,429	83,871	144,300
936	1,591	2,527	Home Properties, Inc	53,502	90,942	144,444
1,700	1,920	3,620	HomeBanc Corp	10,455	11,808	22,263
1,756	2,995	4,751	Hospitality Properties Trust	82,883	141,364	224,247
13,064	22,399	35,463	Host Marriott Corp	299,558	513,609	813,167
5,594	8,972	14,566	HRPT Properties Trust	66,848	107,215	174,063
2,165	3,059	5,224	IMPAC Mortgage Holdings, Inc	20,286	28,663	48,949
1,748	3,626	5,374	Inland Real Estate Corp	30,625	63,528	94,153
920	2,210	3,130	Innkeepers U.S.A. Trust	14,987	36,001	50,988
1,600	1,721	3,321	Investors Real Estate Trust	15,616	16,797	32,413
6,900	41,500	48,400	iShares Russell 3000 Index Fund	530,541	3,190,935	3,721,476
2,822	5,103	7,925	iStar Financial, Inc	117,677	212,795	330,472
674	880	1,554	JER Investors Trust, Inc	11,566	15,101	26,667
800	1,329	2,129	Kilroy Realty Corp	60,272	100,127	160,399
5,410	9,120	14,530	Kimco Realty Corp	231,927	390,974	622,901
700	1,660	2,360	Kite Realty Group Trust	11,928	28,286	40,214
1,771	3,745	5,516	KKR Financial Corp	43,460	91,902	135,362
931	1,848	2,779	LaSalle Hotel Properties	40,350	80,092	120,442
1,363	2,194	3,557	Lexington Corporate Properties Trust	28,868	46,469	75,337
2,152	3,964	6,116	Liberty Property Trust	102,844	189,440	292,284
597	1,306	1,903	LTC Properties, Inc	14,477	31,671	46,148
1,028	3,289	4,317	Luminent Mortgage Capital, Inc	10,578	33,844	44,422
1,853	3,139	4,992	Macerich Co	141,495	239,694	381,189
1,407	2,594	4,001	Mack-Cali Realty Corp	72,883	134,369	207,252
956	1,740	2,696	Maguire Properties, Inc	38,947	70,888	109,835
1,021	1,644	2,665	Medical Properties Trust, Inc	13,671	22,013	35,684
2,141	3,170	5,311	MFA Mortgage Investments, Inc	15,950	23,616	39,566
569	1,187	1,756	Mid-America Apartment Communities, Inc	34,834	72,668	107,502
1,511	2,536	4,047	Mills Corp	25,249	42,377	67,626
500	1,660	2,160	MortgageIT Holdings, Inc	7,040	23,373	30,413
—	1,200	1,200	MVC Capital, Inc		15,552	15,552
913	892	1,805	National Health Investors, Inc	25,865	25,270	51,135
1,410	2,183	3,593	National Retail Properties, Inc	30,456	47,153	77,609
1,874	3,253	5,127	Nationwide Health Properties, Inc	50,111	86,985	137,096
1,272	1,898	3,170	New Century Financial Corp	50,002	74,610	124,612
2,873	4,581	7,454	New Plan Excel Realty Trust	77,715	123,916	201,631
1,140	1,828	2,968	Newcastle Investment Corp	31,247	50,105	81,352
496	1,140	1,636	Newkirk Realty Trust, Inc	8,174	18,787	26,961
700	1,286	1,986	NorthStar Realty Finance Corp	8,890	16,332	25,222
704	1,495	2,199	Novastar Financial, Inc	20,550	43,639	64,189
6,657	12,282	18,939	NTL, Inc	169,288	312,331	481,619
1,305	2,173	3,478	Omega Healthcare Investors, Inc	19,588	32,617	52,205
1,067	1,845	2,912	Pan Pacific Retail Properties, Inc	74,071	128,080	202,151
509	544	1,053	Parkway Properties, Inc	23,663	25,291	48,954
1,044	1,780	2,824	Pennsylvania Real Estate Investment Trust	44,443	75,775	120,218
4,762	8,019	12,781	Plum Creek Timber Co, Inc	162,098	272,967	435,065
1,037	1,724	2,761	Post Properties, Inc	49,278	81,924	131,202

38

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

1,045	1,978	3,023		Potlatch Corp	38,770	73,384	112,154
6,156	10,657	16,813		Prologis	351,261	608,088	959,349
437	842	1,279		PS Business Parks, Inc	26,351	50,773	77,124
3,147	5,327	8,474		Public Storage, Inc	270,611	458,069	728,680
731	975	1,706		RAIT Investment Trust	21,089	28,129	49,218
311	562	873		Ramco-Gershenson Properties	9,936	17,956	27,892
6,357	11,096	17,453	*	Realogy Corp	144,177	251,657	395,834
2,302	3,460	5,762		Realty Income Corp	56,882	85,497	142,379
2,127	3,747	5,874		Reckson Associates Realty Corp	91,036	160,372	251,408
514	1,219	1,733		Redwood Trust, Inc	25,890	61,401	87,291
1,682	3,054	4,736		Regency Centers Corp	115,654	209,993	325,647
650	990	1,640		Republic Property Trust	7,163	10,910	18,073
340	474	814		Saul Centers, Inc	15,300	21,330	36,630
1,300	2,604	3,904		Saxon Capital, Inc	18,252	36,560	54,812
1,653	2,315	3,968		Senior Housing Properties Trust	35,275	49,402	84,677
5,559	9,583	15,142		Simon Property Group, Inc	503,757	868,411	1,372,168
474	693	1,167		Sizeler Property Investors, Inc	7,124	10,416	17,540
1,116	1,953	3,069		SL Green Realty Corp	124,657	218,150	342,807
368	915	1,283		Sovran Self Storage, Inc	20,442	50,828	71,270
2,128	3,425	5,553		Spirit Finance Corp	24,706	39,764	64,470
478	770	1,248	*	Star Maritime Acquisition Corp	4,594	7,400	11,994
1,893	3,047	4,940		Strategic Hotels & Resorts, Inc	37,633	60,574	98,207
366	754	1,120		Sun Communities, Inc	11,697	24,098	35,795
1,496	2,409	3,905		Sunstone Hotel Investors, Inc	44,461	71,595	116,056
766	1,579	2,345		Tanger Factory Outlet Centers, Inc	27,285	56,244	83,529
273	367	640		Tarragon Corp	2,842	3,820	6,662
1,400	2,195	3,595		Taubman Centers, Inc	62,188	97,502	159,690
2,804	4,861	7,665		Thornburg Mortgage, Inc	71,418	123,810	195,228
2,431	4,082	6,513		Trizec Properties, Inc	70,280	118,011	188,291
1,750	2,818	4,568		Trustreet Properties, Inc	21,893	35,253	57,146
3,488	5,574	9,062		United Dominion Realty Trust, Inc	105,338	168,335	273,673
488	514	1,002		Universal Health Realty Income Trust	17,495	18,427	35,922
562	841	1,403		Urstadt Biddle Properties, Inc (Class A)	10,212	15,281	25,493
1,218	1,920	3,138		U-Store-It Trust	26,138	41,203	67,341
2,686	4,353	7,039		Ventas, Inc	103,518	167,765	271,283
3,088	5,288	8,376		Vornado Realty Trust	336,592	576,392	912,984
1,105	1,836	2,941		Washington Real Estate Investment Trust	43,979	73,073	117,052
2,101	3,528	5,629		Weingarten Realty Investors	90,385	151,775	242,160
524	843	1,367		Windrose Medical Properties Trust	9,264	14,904	24,168
600	762	1,362		Winston Hotels, Inc	7,392	9,388	16,780
—	2,500	2,500		Winthrop Realty Trust		16,125	16,125

				TOTAL HOLDING AND OTHER INVESTMENT OFFICES	10,498,646	20,255,290	30,753,936

			HOTELS AND OTHER LODGING PLACES - 0.50%
632	1,198	1,830		Ameristar Casinos, Inc	13,721	26,008	39,729
950	1,739	2,689	*	Aztar Corp	50,360	92,184	142,544
469	712	1,181	*	Bluegreen Corp	5,379	8,167	13,546
1,136	1,823	2,959		Boyd Gaming Corp	43,668	70,076	113,744
890	1,400	2,290		Choice Hotels International, Inc	36,401	57,260	93,661
1,045	1,861	2,906	*	Gaylord Entertainment Co	45,823	81,605	127,428

39

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

665	954	1,619	*	Great Wolf Resorts, Inc	7,953	11,410	19,363
9,942	16,523	26,465		Hilton Hotels Corp	276,885	460,193	737,078
243	743	986	*	Isle of Capri Casinos, Inc	5,118	15,647	20,765
3,584	6,008	9,592	*	Las Vegas Sands Corp	244,966	410,647	655,613
530	1,050	1,580	*	Lodgian, Inc	7,038	13,944	20,982
485	938	1,423		Marcus Corp	11,140	21,546	32,686
8,814	14,536	23,350		Marriott International, Inc (Class A)	340,573	561,671	902,244
3,085	4,945	8,030	*	MGM Mirage	121,827	195,278	317,105
268	342	610	*	Monarch Casino & Resort, Inc	5,197	6,631	11,828
464	710	1,174	*	Morgans Hotel Group Co	5,800	8,875	14,675
300	937	1,237	*	Riviera Holdings Corp	6,129	19,143	25,272
5,427	9,482	14,909		Starwood Hotels & Resorts Worldwide, Inc	310,370	542,276	852,646
1,308	2,120	3,428		Station Casinos, Inc	75,642	122,600	198,242
720	2,059	2,779	*	Trump Entertainment Resorts, Inc	12,211	34,921	47,132
796	1,430	2,226	*	Vail Resorts, Inc	31,856	57,229	89,085
5,086	8,817	13,903	*	Wyndham Worldwide Corp	142,255	246,611	388,866
1,247	2,022	3,269	*	Wynn Resorts Ltd	84,808	137,516	222,324

				TOTAL HOTELS AND OTHER LODGING PLACES	1,885,120	3,201,438	5,086,558

			INDUSTRIAL MACHINERY AND EQUIPMENT - 7.25%
19,164	32,738	51,902		3M Co	1,426,185	2,436,362	3,862,547
128	396	524		Aaon, Inc	2,920	9,033	11,953
696	1,115	1,811		Actuant Corp	34,870	55,862	90,732
2,424	4,290	6,714	*	AGCO Corp	61,448	108,751	170,199
741	1,085	1,826		Albany International Corp (Class A)	23,579	34,525	58,104
359	1,377	1,736	*	Allis-Chalmers Energy, Inc	5,256	20,159	25,415
4,597	7,800	12,397		American Standard Cos, Inc	192,936	327,366	520,302
190	306	496		Ampco-Pittsburgh Corp	5,877	9,465	15,342
39,579	68,009	107,588		Applied Materials, Inc	701,736	1,205,817	1,907,553
455	580	1,035	*	Astec Industries, Inc	11,489	14,645	26,134
354	1,420	1,774	*	ASV, Inc	5,278	21,172	26,450
1,413	2,142	3,555	*	Asyst Technologies, Inc	9,552	14,480	24,032
2,844	4,034	6,878	*	Axcelis Technologies, Inc	20,079	28,487	48,566
1,861	3,358	5,219		Black & Decker Corp	147,670	266,457	414,127
472	723	1,195		Black Box Corp	18,370	28,139	46,509
776	2,391	3,167	*	Blount International, Inc	7,776	23,958	31,734
1,362	2,080	3,442		Briggs & Stratton Corp	37,523	57,304	94,827
2,121	3,439	5,560	*	Brooks Automation, Inc	27,679	44,879	72,558
796	1,368	2,164		Bucyrus International, Inc (Class A)	33,766	58,031	91,797
813	1,409	2,222		Carlisle Cos, Inc	68,373	118,497	186,870
328	779	1,107		Cascade Corp	14,973	35,561	50,534
17,085	28,928	46,013		Caterpillar, Inc	1,124,193	1,903,462	3,027,655
1,514	2,480	3,994		CDW Corp	93,384	152,966	246,350
2,247	4,059	6,306	*	Cirrus Logic, Inc	16,381	29,590	45,971
465	749	1,214	*	Columbus McKinnon Corp	8,384	13,504	21,888
1,196	2,212	3,408		Cummins, Inc	142,599	263,737	406,336
1,061	1,904	2,965		Curtiss-Wright Corp	32,201	57,786	89,987
1,006	1,615	2,621	*	Cymer, Inc	44,173	70,915	115,088
5,956	10,150	16,106		Deere & Co	499,768	851,686	1,351,454
59,015	99,982	158,997	*	Dell, Inc	1,347,903	2,283,589	3,631,492

40

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

1,867	3,064	4,931		Diebold, Inc	81,271	133,376	214,647
1,931	3,243	5,174		Donaldson Co, Inc	71,254	119,667	190,921
5,106	8,741	13,847		Dover Corp	242,229	414,673	656,902
802	1,490	2,292	*	Dresser-Rand Group, Inc	16,361	30,396	46,757
288	534	822	*	Dril-Quip, Inc	19,492	36,141	55,633
3,825	6,541	10,366		Eaton Corp	263,351	450,348	713,699
1,285	2,405	3,690	*	Electronics for Imaging, Inc	29,401	55,026	84,427
60,677	102,865	163,542	*	EMC Corp	726,910	1,232,323	1,959,233
1,918	3,352	5,270	*	Emulex Corp	34,850	60,906	95,756
—	2,000	2,000	*	ENGlobal Corp		12,380	12,380
549	816	1,365	*	EnPro Industries, Inc	16,503	24,529	41,032
3,733	5,635	9,368	*	Entegris, Inc	40,727	61,478	102,205
2,903	4,316	7,219	*	Extreme Networks, Inc	10,538	15,667	26,205
368	713	1,081	*	Flanders Corp	3,150	6,103	9,253
904	1,456	2,360	*	Flow International Corp	11,725	18,884	30,609
1,341	2,299	3,640	*	Flowserve Corp	67,841	116,306	184,147
1,696	2,844	4,540	*	FMC Technologies, Inc	91,075	152,723	243,798
1,308	2,170	3,478	*	Gardner Denver, Inc	43,269	71,784	115,053
6,285	8,749	15,034	*	Gateway, Inc	11,879	16,536	28,415
261	386	647	*	Gehl Co	6,990	10,337	17,327
265,734	451,076	716,810	d	General Electric Co	9,380,410	15,922,983	25,303,393
996	2,050	3,046	*	Global Imaging Systems, Inc	21,982	45,244	67,226
602	969	1,571	*	Goodman Global, Inc	8,037	12,936	20,973
125	348	473		Gorman-Rupp Co	4,088	11,380	15,468
1,799	2,849	4,648		Graco, Inc	70,269	111,282	181,551
3,382	5,471	8,853	*	Grant Prideco, Inc	128,617	208,062	336,679
71,258	121,375	192,633		Hewlett-Packard Co	2,614,456	4,453,249	7,067,705
465	849	1,314	*	Hydril	26,068	47,595	73,663
1,320	2,489	3,809		IDEX Corp	56,826	107,151	163,977
1,307	2,109	3,416	*	Intermec, Inc	34,453	55,593	90,046
39,422	67,334	106,756		International Business Machines Corp	3,230,239	5,517,348	8,747,587
8,569	14,526	23,095		International Game Technology	355,614	602,829	958,443
471	911	1,382	*	Intevac, Inc	7,913	15,305	23,218
4,717	8,194	12,911		Jabil Circuit, Inc	134,765	234,103	368,868
3,127	5,542	8,669		Joy Global, Inc	117,606	208,435	326,041
277	644	921	*	Kadant, Inc	6,803	15,817	22,620
816	1,178	1,994		Kaydon Corp	30,208	43,610	73,818
1,026	1,837	2,863		Kennametal, Inc	58,123	104,066	162,189
700	1,393	2,093	*	Komag, Inc	22,372	44,520	66,892
1,778	2,318	4,096	*	Kulicke & Soffa Industries, Inc	15,718	20,491	36,209
3,482	5,842	9,324	*	Lam Research Corp	157,839	264,818	422,657
264	425	689	*	LB Foster Co	4,250	6,843	11,093
1,559	2,546	4,105		Lennox International, Inc	35,701	58,303	94,004
2,577	4,470	7,047	*	Lexmark International, Inc	148,590	257,740	406,330
347	485	832		Lindsay Manufacturing Co	9,976	13,944	23,920
400	612	1,012		Lufkin Industries, Inc	21,168	32,387	53,555
1,577	2,504	4,081		Manitowoc Co, Inc	70,634	112,154	182,788
987	1,708	2,695	*	Micros Systems, Inc	48,284	83,555	131,839
126	277	403	*	Middleby Corp	9,710	21,346	31,056
907	1,295	2,202		Modine Manufacturing Co	22,067	31,507	53,574

41

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

142	265	407		Nacco Industries, Inc (Class A)	19,299	36,016	55,315
375	604	979	*	NATCO Group, Inc	10,800	17,395	28,195
909	1,173	2,082	*	Netgear, Inc	18,716	24,152	42,868
286	485	771		NN, Inc	3,383	5,738	9,121
806	1,219	2,025		Nordson Corp	32,127	48,589	80,716
1,282	2,474	3,756	*	Oil States International, Inc	35,255	68,035	103,290
3,241	5,164	8,405		Pall Corp	99,855	159,103	258,958
2,354	3,492	5,846	*	Palm, Inc	34,274	50,843	85,117
3,106	5,213	8,319		Parker Hannifin Corp	241,429	405,283	646,712
1,062	1,711	2,773	*	Paxar Corp	21,219	34,186	55,405
590	1,020	1,610	*	ProQuest Co	7,682	13,280	20,962
3,577	6,315	9,892	*	Quantum Corp	7,798	13,767	21,565
714	1,849	2,563	*	Rackable Systems, Inc	19,542	50,607	70,149
535	620	1,155	*	RBC Bearings, Inc	12,920	14,973	27,893
115	553	668		Robbins & Myers, Inc	3,556	17,099	20,655
4,481	7,729	12,210		Rockwell Automation, Inc	260,346	449,055	709,401
3,122	5,027	8,149	*	Safeguard Scientifics, Inc	6,119	9,853	15,972
5,016	8,388	13,404	*	SanDisk Corp	268,557	449,094	717,651
270	531	801		Sauer-Danfoss, Inc	6,475	12,733	19,208
706	1,200	1,906	*	Scansource, Inc	21,413	36,396	57,809
1,684	2,742	4,426	*	Scientific Games Corp (Class A)	53,551	87,196	140,747
200	661	861	*	Semitool, Inc	2,068	6,835	8,903
571	2,019	2,590	*	Sigma Designs, Inc	8,536	30,184	38,720
5,444	8,920	14,364		Smith International, Inc	211,227	346,096	557,323
23,271	36,758	60,029	*	Solectron Corp	75,863	119,831	195,694
1,571	2,433	4,004		SPX Corp	83,954	130,019	213,973
344	564	908		Standex International Corp	9,591	15,724	25,315
2,097	3,376	5,473		Stanley Works	104,535	168,294	272,829
6,474	10,453	16,927		Symbol Technologies, Inc	96,204	155,332	251,536
367	674	1,041	*	Tecumseh Products Co (Class A)	5,582	10,252	15,834
468	654	1,122		Tennant Co	11,391	15,918	27,309
2,594	4,502	7,096	*	Terex Corp	117,301	203,580	320,881
2,153	3,398	5,551		Timken Co	64,116	101,192	165,308
989	1,843	2,832		Toro Co	41,706	77,719	119,425
341	918	1,259	*	TurboChef Technologies, Inc	4,740	12,760	17,500
810	1,034	1,844	*	Ultratech, Inc	10,789	13,773	24,562
1,608	2,589	4,197	*	VA Software Corp	6,464	10,408	16,872
3,445	5,800	9,245	*	Varian Medical Systems, Inc	183,929	309,662	493,591
1,003	1,614	2,617	*	VeriFone Holdings, Inc	28,636	46,080	74,716
719	1,157	1,876		Watsco, Inc	33,081	53,234	86,315
5,786	9,772	15,558	*	Western Digital Corp	104,727	176,873	281,600
900	1,118	2,018		Woodward Governor Co	30,186	37,498	67,684
1,879	3,111	4,990	*	Zebra Technologies Corp (Class A)	67,155	111,187	178,342

				TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	27,294,020	46,406,208	73,700,228

			INSTRUMENTS AND RELATED PRODUCTS - 4.14%
492	956	1,448	*	Abaxis, Inc	11,508	22,361	33,869
429	828	1,257	*	Abiomed, Inc	6,345	12,246	18,591
266	518	784	*	ADE Corp	8,517	16,586	25,103
1,770	2,875	4,645	*	Advanced Medical Optics, Inc	70,004	113,706	183,710

42

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

1,784	2,839	4,623	*	Affymetrix, Inc	38,463	61,209	99,672
10,763	18,221	28,984	*	Agilent Technologies, Inc	351,842	595,677	947,519
1,500	2,388	3,888	*	Align Technology, Inc	17,070	27,175	44,245
3,774	6,609	10,383		Allergan, Inc	424,990	744,239	1,169,229
1,794	3,495	5,289	*	American Medical Systems Holdings, Inc	33,063	64,413	97,476
214	317	531	*	American Science & Engineering, Inc	10,383	15,381	25,764
360	880	1,240		Analogic Corp	18,475	45,162	63,637
700	898	1,598	*	Anaren, Inc	14,749	18,921	33,670
310	499	809	*	Angiodynamics, Inc	6,420	10,334	16,754
4,635	8,000	12,635		Applera Corp (Applied Biosystems Group)	153,465	264,880	418,345
232	697	929	*	Argon ST, Inc	5,561	16,707	22,268
785	1,546	2,331	*	Armor Holdings, Inc	45,004	88,632	133,636
547	847	1,394		Arrow International, Inc	17,400	26,943	44,343
700	983	1,683	*	Arthrocare Corp	32,802	46,063	78,865
449	615	1,064	*	Aspect Medical Systems, Inc	7,664	10,498	18,162
288	422	710		Badger Meter, Inc	7,255	10,630	17,885
2,673	4,611	7,284		Bard (C.R.), Inc	200,475	345,825	546,300
1,394	2,263	3,657		Bausch & Lomb, Inc	69,881	113,444	183,325
16,606	28,425	45,031		Baxter International, Inc	754,909	1,292,200	2,047,109
1,612	2,919	4,531		Beckman Coulter, Inc	92,787	168,018	260,805
6,185	10,861	17,046		Becton Dickinson & Co	437,094	767,547	1,204,641
6,352	10,877	17,229		Biomet, Inc	204,471	350,131	554,602
432	827	1,259	*	Bio-Rad Laboratories, Inc (Class A)	30,555	58,494	89,049
365	1,016	1,381	*	Biosite, Inc	16,874	46,970	63,844
31,430	53,309	84,739	*	Boston Scientific Corp	464,850	788,440	1,253,290
446	968	1,414	*	Bruker BioSciences Corp	3,126	6,786	9,912
414	1,283	1,697	*	Candela Corp	4,517	13,997	18,514
1,175	1,983	3,158	*	Cepheid, Inc	8,484	14,317	22,801
708	1,139	1,847	*	Cerus Corp	3,929	6,321	10,250
372	553	925		CNS, Inc	10,502	15,611	26,113
793	1,163	1,956	*	Coherent, Inc	27,485	40,310	67,795
475	926	1,401		Cohu, Inc	8,469	16,511	24,980
987	1,022	2,009	*	Conmed Corp	20,836	21,574	42,410
1,094	2,123	3,217		Cooper Cos, Inc	58,529	113,580	172,109
2,710	4,868	7,578	*	Credence Systems Corp	7,724	13,874	21,598
555	809	1,364	*	Cyberonics, Inc	9,729	14,182	23,911
6,055	10,454	16,509		Danaher Corp	415,797	717,876	1,133,673
446	547	993		Datascope Corp	14,928	18,308	33,236
3,900	7,234	11,134		Dentsply International, Inc	117,429	217,816	335,245
931	1,499	2,430	*	Depomed, Inc	3,798	6,116	9,914
440	708	1,148	*	DexCom, Inc	4,897	7,880	12,777
526	909	1,435	*	Dionex Corp	26,794	46,304	73,098
503	891	1,394	*	DJ Orthopedics, Inc	20,890	37,003	57,893
992	1,704	2,696		DRS Technologies, Inc	43,321	74,414	117,735
—	600	600	*	DXP Enterprises, Inc		14,034	14,034
7,483	12,095	19,578		Eastman Kodak Co	167,619	270,928	438,547
656	672	1,328		EDO Corp	15,009	15,375	30,384
866	1,674	2,540	*	Encore Medical Corp	5,456	10,546	16,002
600	1,077	1,677	*	ESCO Technologies, Inc	27,624	49,585	77,209
565	1,080	1,645	*	Esterline Technologies Corp	19,074	36,461	55,535

43

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

127	1,000	1,127	*	ev3, Inc	2,160	17,010	19,170
245	655	900	*	Excel Technology, Inc	7,250	19,381	26,631
815	991	1,806	*	FEI Co	17,205	20,920	38,125
3,184	5,355	8,539	*	Fisher Scientific International, Inc	249,116	418,975	668,091
1,894	2,879	4,773	*	Flir Systems, Inc	51,441	78,194	129,635
1,180	1,872	3,052	*	Formfactor, Inc	49,713	78,867	128,580
1,212	1,692	2,904	*	Fossil, Inc	26,106	36,446	62,552
357	785	1,142	*	Foxhollow Technologies, Inc	12,206	26,839	39,045
675	1,154	1,829	*	Haemonetics Corp	31,590	54,007	85,597
888	1,275	2,163	*	HealthTronics, Inc	5,479	7,867	13,346
463	1,678	2,141	*	Herley Industries, Inc	5,732	20,774	26,506
1,179	2,299	3,478	*	Hologic, Inc	51,310	100,052	151,362
283	520	803	*	ICU Medical, Inc	12,871	23,650	36,521
511	898	1,409	*	I-Flow Corp	6,142	10,794	16,936
600	1,118	1,718	*	II-VI, Inc	14,952	27,861	42,813
1,080	1,840	2,920	*	Illumina, Inc	35,683	60,794	96,477
1,834	2,936	4,770	*	Input/Output, Inc	18,212	29,154	47,366
454	713	1,167	*	Integra LifeSciences Holdings Corp	17,016	26,723	43,739
1,099	2,197	3,296	*	Intermagnetics General Corp	29,728	59,429	89,157
343	874	1,217	*	Intralase Corp	6,761	17,227	23,988
937	1,564	2,501	*	Intuitive Surgical, Inc	98,807	164,924	263,731
737	1,096	1,833		Invacare Corp	17,334	25,778	43,112
900	1,916	2,816	*	Ionatron, Inc	4,329	9,216	13,545
420	612	1,032	*	IRIS International, Inc	4,830	7,038	11,868
593	1,257	1,850	*	Itron, Inc	33,089	70,141	103,230
995	1,354	2,349	*	Ixia	8,865	12,064	20,929
75,336	128,561	203,897		Johnson & Johnson	4,892,320	8,348,816	13,241,136
207	523	730	*	Kensey Nash Corp	6,059	15,308	21,367
5,143	8,668	13,811		Kla-Tencor Corp	228,709	385,466	614,175
2,526	3,535	6,061	*	Kopin Corp	8,462	11,842	20,304
1,137	1,831	2,968	*	Kyphon, Inc	42,547	68,516	111,063
1,243	3,051	4,294	*	L-1 Identity Solutions, Inc	16,221	39,816	56,037
1,706	3,001	4,707	*	LTX Corp	8,547	15,035	23,582
293	415	708	*	Measurement Specialties, Inc	5,464	7,740	13,204
233	375	608	*	Medical Action Industries, Inc	6,265	10,084	16,349
30,762	52,251	83,013		Medtronic, Inc	1,428,587	2,426,536	3,855,123
1,051	1,613	2,664		Mentor Corp	52,960	81,279	134,239
814	1,160	1,974	*	Merit Medical Systems, Inc	11,054	15,753	26,807
1,091	1,788	2,879	*	Mettler-Toledo International, Inc	72,170	118,276	190,446
1,370	2,213	3,583	*	Millipore Corp	83,981	135,657	219,638
801	1,290	2,091		Mine Safety Appliances Co	28,548	45,976	74,524
854	1,514	2,368	*	MKS Instruments, Inc	17,345	30,749	48,094
369	734	1,103	*	Molecular Devices Corp	6,823	13,572	20,395
404	756	1,160		Movado Group, Inc	10,270	19,218	29,488
609	884	1,493		MTS Systems Corp	19,695	28,589	48,284
1,411	2,733	4,144		National Instruments Corp	38,577	74,720	113,297
475	764	1,239	*	Natus Medical, Inc	6,484	10,429	16,913
200	516	716	*	Neurometrix, Inc	3,802	9,809	13,611
1,300	1,859	3,159	*	Newport Corp	21,190	30,302	51,492
—	1,400	1,400	*	Northstar Neuroscience, Inc		18,480	18,480

44

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

855	1,377	2,232	*	NuVasive, Inc	17,194	27,691	44,885
609	730	1,339		Oakley, Inc	10,383	12,447	22,830
99	159	258	*	OYO Geospace Corp	5,618	9,023	14,641
446	649	1,095	*	Palomar Medical Technologies, Inc	18,821	27,388	46,209
3,347	5,102	8,449		PerkinElmer, Inc	63,359	96,600	159,959
500	734	1,234	*	Photon Dynamics, Inc	6,635	9,740	16,375
5,739	9,787	15,526		Pitney Bowes, Inc	254,639	434,249	688,888
677	1,097	1,774		PolyMedica Corp	28,982	46,963	75,945
—	1,644	1,644	*	RAE Systems, Inc		5,014	5,014
1,950	3,156	5,106	*	Resmed, Inc	78,488	127,029	205,517
1,862	3,130	4,992	*	Respironics, Inc	71,892	120,849	192,741
311	636	947	*	Rofin-Sinar Technologies, Inc	18,899	38,650	57,549
2,220	3,611	5,831		Roper Industries, Inc	99,323	161,556	260,879
814	1,074	1,888	*	Rudolph Technologies, Inc	14,921	19,686	34,607
1,331	2,843	4,174	*	Sirf Technology Holdings, Inc	31,931	68,204	100,135
432	696	1,128		Sirona Dental Systems, Inc	14,226	22,919	37,145
491	835	1,326	*	Sonic Solutions, Inc	7,483	12,725	20,208
600	631	1,231	*	SonoSite, Inc	17,040	17,920	34,960
784	1,262	2,046	*	Spectranetics Corp	9,173	14,765	23,938
9,176	15,533	24,709	*	St. Jude Medical, Inc	323,821	548,160	871,981
1,571	2,848	4,419		STERIS Corp	37,798	68,523	106,321
7,542	13,208	20,750		Stryker Corp	374,008	654,985	1,028,993
892	1,436	2,328	*	Symmetry Medical, Inc	13,460	21,669	35,129
1,152	1,702	2,854	*	Techne Corp	58,591	86,564	145,155
2,257	3,488	5,745		Tektronix, Inc	65,295	100,908	166,203
901	1,397	2,298	*	Teledyne Technologies, Inc	35,680	55,321	91,001
5,161	8,223	13,384	*	Teradyne, Inc	67,919	108,215	176,134
4,198	7,201	11,399	*	Thermo Electron Corp	165,107	283,215	448,322
1,256	2,165	3,421	*	ThermoGenesis Corp	4,861	8,379	13,240
1,349	2,549	3,898	*	Thoratec Corp	21,058	39,790	60,848
1,427	2,269	3,696	*	Trimble Navigation Ltd	67,183	106,825	174,008
775	1,501	2,276	*	TriPath Imaging, Inc	6,998	13,554	20,552
152	417	569		United Industrial Corp	8,132	22,309	30,441
804	1,292	2,096	*	Varian, Inc	36,879	59,264	96,143
647	1,196	1,843	*	Veeco Instruments, Inc	13,037	24,099	37,136
702	1,183	1,885	*	Ventana Medical Systems, Inc	28,663	48,302	76,965
1,005	1,178	2,183	*	Viasys Healthcare, Inc	27,376	32,116	59,492
400	422	822	*	Vital Images, Inc	12,632	13,327	25,959
178	204	382		Vital Signs, Inc	10,077	11,548	21,625
2,746	4,636	7,382	*	Waters Corp	124,339	209,918	334,257
754	1,418	2,172	*	Wright Medical Group, Inc	18,285	34,386	52,671
23,280	40,276	63,556	*	Xerox Corp	362,237	626,695	988,932
544	967	1,511		X-Rite, Inc	5,843	10,386	16,229
300	200	500		Young Innovations, Inc	10,788	7,192	17,980
6,414	10,710	17,124	*	Zimmer Holdings, Inc	432,945	722,925	1,155,870
300	417	717	*	Zoll Medical Corp	10,767	14,966	25,733
471	758	1,229	*	Zygo Corp	6,005	9,664	15,669

				TOTAL INSTRUMENTS AND RELATED PRODUCTS	15,551,640	26,545,257	42,096,897

			INSURANCE AGENTS, BROKERS AND SERVICE - 0.42%

45

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

8,065	13,813	21,878		AON Corp	273,161	467,846	741,007
2,944	5,116	8,060		Brown & Brown, Inc	89,969	156,345	246,314
454	756	1,210		Clark, Inc	5,117	8,520	13,637
364	837	1,201		Crawford & Co (Class B)	2,471	5,683	8,154
2,498	4,146	6,644		Gallagher (Arthur J.) & Co	66,622	110,574	177,196
7,689	13,159	20,848		Hartford Financial Services Group, Inc	667,021	1,141,543	1,808,564
977	1,506	2,483		Hilb Rogal & Hobbs Co	41,669	64,231	105,900
229	369	598	*	James River Group, Inc	6,721	10,830	17,551
14,038	23,804	37,842		Marsh & McLennan Cos, Inc	395,170	670,083	1,065,253
917	1,466	2,383		National Financial Partners Corp	37,624	60,150	97,774
993	1,653	2,646	*	USI Holdings Corp	13,455	22,398	35,853

				TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,599,000	2,718,203	4,317,203

			INSURANCE CARRIERS - 4.63%
637	1,026	1,663		21st Century Insurance Group	9,523	15,339	24,862
14,336	24,463	38,799		Aetna, Inc	566,989	967,512	1,534,501
400	1,205	1,605		Affirmative Insurance Holdings, Inc	5,860	17,653	23,513
12,674	21,879	34,553		Aflac, Inc	579,962	1,001,183	1,581,145
988	1,425	2,413		Alfa Corp	17,063	24,610	41,673
110	245	355	*	Alleghany Corp	31,791	70,807	102,598
16,103	27,609	43,712		Allstate Corp	1,010,141	1,731,913	2,742,054
2,628	4,591	7,219		Ambac Financial Group, Inc	217,467	379,905	597,372
1,449	2,322	3,771		American Equity Investment Life Holding Co	17,779	28,491	46,270
1,365	2,652	4,017		American Financial Group, Inc	64,059	124,458	188,517
56,163	95,548	151,711		American International Group, Inc	3,721,360	6,331,076	10,052,436
259	676	935		American National Insurance Co	30,018	78,348	108,366
300	375	675	*	American Physicians Capital, Inc	14,514	18,142	32,656
1,329	2,506	3,835	*	AMERIGROUP Corp	39,272	74,052	113,324
1,024	1,814	2,838		AmerUs Group Co	69,642	123,370	193,012
723	1,294	2,017	*	Argonaut Group, Inc	22,435	40,153	62,588
3,189	5,590	8,779		Assurant, Inc	170,324	298,562	468,886
437	274	711		Baldwin & Lyons, Inc (Class B)	10,584	6,636	17,220
426	530	956		Bristol West Holdings, Inc	6,198	7,711	13,909
1,142	1,744	2,886	*	Centene Corp	18,774	28,671	47,445
10,546	17,944	28,490		Chubb Corp	547,970	932,370	1,480,340
3,818	6,868	10,686		Cincinnati Financial Corp	183,493	330,076	513,569
643	876	1,519	*	CNA Financial Corp	23,161	31,553	54,714
362	701	1,063	*	CNA Surety Corp	7,312	14,160	21,472
1,312	2,255	3,567		Commerce Group, Inc	39,426	67,763	107,189
3,868	6,615	10,483	*	Conseco, Inc	81,189	138,849	220,038
1,095	1,597	2,692		Delphi Financial Group, Inc (Class A)	43,669	63,688	107,357
652	425	1,077		Direct General Corp	8,776	5,720	14,496
156	263	419		Donegal Group, Inc	3,154	5,318	8,472
100	78	178		EMC Insurance Group, Inc	2,884	2,249	5,133
1,223	2,450	3,673		Erie Indemnity Co (Class A)	64,049	128,306	192,355
572	545	1,117		FBL Financial Group, Inc (Class A)	19,145	18,241	37,386
4,465	7,577	12,042		Fidelity National Financial, Inc	185,967	315,582	501,549
768	1,084	1,852		Fidelity National Title Group, Inc	16,097	22,721	38,818
576	1,112	1,688	*	First Acceptance Corp	6,618	12,777	19,395
2,132	3,543	5,675		First American Corp	90,269	150,011	240,280

46

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

226	439	665	*	Fpic Insurance Group, Inc	8,952	17,389	26,341
11,467	19,595	31,062		Genworth Financial, Inc	401,460	686,021	1,087,481
101	281	382		Great American Financial Resources, Inc	2,114	5,881	7,995
1,381	2,038	3,419		Hanover Insurance Group, Inc	61,634	90,956	152,590
475	546	1,021		Harleysville Group, Inc	16,620	19,105	35,725
2,843	5,045	7,888		HCC Insurance Holdings, Inc	93,478	165,880	259,358
2,813	4,796	7,609	*	Health Net, Inc	122,422	208,722	331,144
701	1,123	1,824	*	HealthExtras, Inc	19,845	31,792	51,637
481	750	1,231	*	Healthspring, Inc	9,259	14,437	23,696
887	1,885	2,772		Horace Mann Educators Corp	17,057	36,249	53,306
4,245	7,129	11,374	*	Humana, Inc	280,552	471,156	751,708
180	297	477		Independence Holding Co	3,917	6,463	10,380
582	753	1,335		Infinity Property & Casualty Corp	23,938	30,971	54,909
91	155	246		Kansas City Life Insurance Co	4,144	7,059	11,203
473	768	1,241		LandAmerica Financial Group, Inc	31,119	50,527	81,646
4,218	6,882	11,100		Leucadia National Corp	110,385	180,102	290,487
7,061	12,289	19,350		Lincoln National Corp	438,347	762,901	1,201,248
11,241	19,320	30,561		Loews Corp	426,034	732,228	1,158,262
256	428	684	*	Markel Corp	105,129	175,762	280,891
3,328	5,899	9,227		MBIA, Inc	204,472	362,435	566,907
667	1,073	1,740	*	Meadowbrook Insurance Group, Inc	7,510	12,082	19,592
753	1,146	1,899		Mercury General Corp	37,356	56,853	94,209
11,647	20,088	31,735		Metlife, Inc	660,152	1,138,588	1,798,740
2,059	3,937	5,996		MGIC Investment Corp	123,478	236,102	359,580
306	349	655		Midland Co	13,256	15,119	28,375
200	547	747	*	Molina Healthcare, Inc	7,072	19,342	26,414
410	660	1,070		National Interstate Corp	10,086	16,236	26,322
59	88	147		National Western Life Insurance Co (Class A)	13,564	20,230	33,794
1,262	2,032	3,294		Nationwide Financial Services, Inc (Class A)	60,702	97,739	158,441
300	540	840	*	Navigators Group, Inc	14,403	25,925	40,328
151	242	393		NYMAGIC, Inc	4,787	7,671	12,458
329	377	706		Odyssey Re Holdings Corp	11,114	12,735	23,849
1,636	2,634	4,270		Ohio Casualty Corp	42,323	68,142	110,465
6,043	10,257	16,300		Old Republic International Corp	133,852	227,193	361,045
1,344	2,297	3,641	*	Philadelphia Consolidated Holding Co	53,464	91,375	144,839
2,899	4,481	7,380		Phoenix Cos, Inc	40,586	62,734	103,320
1,362	1,396	2,758	*	PMA Capital Corp (Class A)	12,013	12,313	24,326
2,108	3,716	5,824		PMI Group, Inc	92,351	162,798	255,149
370	1,006	1,376		Presidential Life Corp	8,277	22,504	30,781
6,951	12,113	19,064		Principal Financial Group	377,300	657,494	1,034,794
741	1,554	2,295	*	ProAssurance Corp	36,516	76,581	113,097
19,806	33,626	53,432		Progressive Corp	486,039	825,182	1,311,221
1,841	2,993	4,834		Protective Life Corp	84,226	136,930	221,156
12,503	21,252	33,755		Prudential Financial, Inc	953,354	1,620,465	2,573,819
2,126	3,422	5,548		Radian Group, Inc	127,560	205,320	332,880
834	1,208	2,042		Reinsurance Group Of America, Inc	43,310	62,731	106,041
488	1,133	1,621		RLI Corp	24,786	57,545	82,331
3,079	5,256	8,335		Safeco Corp	181,445	309,736	491,181
282	594	876		Safety Insurance Group, Inc	13,722	28,904	42,626
259	416	675	*	SCPIE Holdings, Inc	6,097	9,793	15,890

47

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

500	644	1,144	*	SeaBright Insurance Holdings, Inc	6,985	8,997	15,982
742	1,382	2,124		Selective Insurance Group, Inc	39,037	72,707	111,744
17,699	30,155	47,854		St. Paul Travelers Cos, Inc	829,906	1,413,968	2,243,874
1,458	2,214	3,672		Stancorp Financial Group, Inc	65,071	98,811	163,882
374	621	995		State Auto Financial Corp	11,426	18,971	30,397
432	743	1,175		Stewart Information Services Corp	15,021	25,834	40,855
2,491	4,471	6,962		Torchmark Corp	157,207	282,165	439,372
435	637	1,072		Tower Group, Inc	14,507	21,244	35,751
598	1,419	2,017		Transatlantic Holdings, Inc	36,125	85,722	121,847
263	474	737	*	Triad Guaranty, Inc	13,458	24,255	37,713
398	862	1,260		United Fire & Casualty Co	12,457	26,981	39,438
34,273	58,184	92,457		UnitedHealth Group, Inc	1,686,232	2,862,653	4,548,885
1,256	2,276	3,532		Unitrin, Inc	55,478	100,531	156,009
650	1,595	2,245	*	Universal American Financial Corp	10,446	25,632	36,078
7,761	14,468	22,229		UnumProvident Corp	150,486	280,535	431,021
4,018	6,725	10,743		W.R. Berkley Corp	142,197	237,998	380,195
844	1,359	2,203	*	WellCare Health Plans, Inc	47,796	76,960	124,756
20	67	87		Wesco Financial Corp	8,740	29,279	38,019
951	1,531	2,482		Zenith National Insurance Corp	37,935	61,072	99,007

				TOTAL INSURANCE CARRIERS	17,349,023	29,714,689	47,063,712

			JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
1,552	2,500	4,052	*	Corrections Corp of America	67,124	108,125	175,249
400	537	937	*	Geo Group, Inc	16,900	22,688	39,588

				TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	84,024	130,813	214,837

			LEATHER AND LEATHER PRODUCTS - 0.13%
9,750	16,484	26,234	*	Coach, Inc	335,400	567,050	902,450
254	530	784	*	CROCS, Inc	8,623	17,994	26,617
646	1,096	1,742	*	Genesco, Inc	22,268	37,779	60,047
914	1,472	2,386	*	Iconix Brand Group, Inc	14,715	23,699	38,414
402	1,090	1,492		Steven Madden Ltd	15,774	42,772	58,546
1,374	1,994	3,368	*	Timberland Co (Class A)	39,530	57,367	96,897
150	184	334		Weyco Group, Inc	3,356	4,116	7,472
1,306	2,253	3,559		Wolverine World Wide, Inc	36,973	63,782	100,755

				TOTAL LEATHER AND LEATHER PRODUCTS	476,639	814,559	1,291,198

			LEGAL SERVICES - 0.01%
1,106	1,725	2,831	*	FTI Consulting, Inc	27,716	43,228	70,944
162	489	651		Pre-Paid Legal Services, Inc	6,427	19,399	25,826

				TOTAL LEGAL SERVICES	34,143	62,627	96,770

			LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
2,498	4,058	6,556		Laidlaw International, Inc	68,270	110,905	179,175

				TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	68,270	110,905	179,175

			LUMBER AND WOOD PRODUCTS - 0.03%
174	466	640		American Woodmark Corp	5,862	15,700	21,562
2,253	5,279	7,532	*	Champion Enterprises, Inc	15,546	36,425	51,971
347	446	793		Deltic Timber Corp	16,538	21,256	37,794

48

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

2,601	4,339	6,940		Louisiana-Pacific Corp	48,821	81,443	130,264
134	374	508		Skyline Corp	5,120	14,291	19,411
458	681	1,139		Universal Forest Products, Inc	22,465	33,403	55,868

				TOTAL LUMBER AND WOOD PRODUCTS	114,352	202,518	316,870

			METAL MINING - 0.35%
1,204	1,802	3,006		Cleveland-Cliffs, Inc	45,884	68,674	114,558
6,691	14,553	21,244	*	Coeur d’Alene Mines Corp	31,515	68,545	100,060
1,177	1,895	3,072		Foundation Coal Holdings, Inc	38,099	61,341	99,440
4,863	8,123	12,986		Freeport-McMoRan Copper & Gold, Inc (Class A)	259,003	432,631	691,634
2,577	5,707	8,284	*	Hecla Mining Co	14,792	32,758	47,550
10,558	17,886	28,444		Newmont Mining Corp	451,355	764,627	1,215,982
5,166	8,884	14,050		Phelps Dodge Corp	437,560	752,475	1,190,035
429	1,026	1,455		Royal Gold, Inc	11,639	27,835	39,474
197	282	479		Southern Copper Corp	18,223	26,085	44,308
702	1,962	2,664	*	Stillwater Mining Co	5,897	16,481	22,378

				TOTAL METAL MINING	1,313,967	2,251,452	3,565,419

			MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
870	1,085	1,955		Blyth, Inc	21,167	26,398	47,565
1,930	2,987	4,917		Callaway Golf Co	25,302	39,160	64,462
1,004	1,996	3,000		Daktronics, Inc	20,773	41,297	62,070
3,689	6,382	10,071		Fortune Brands, Inc	277,081	479,352	756,433
4,349	6,926	11,275		Hasbro, Inc	98,940	157,567	256,507
815	1,717	2,532	*	Jakks Pacific, Inc	14,531	30,614	45,145
1,500	1,666	3,166	*	K2, Inc	17,595	19,542	37,137
—	396	396		Marine Products Corp		3,849	3,849
10,061	16,998	27,059		Mattel, Inc	198,202	334,861	533,063
699	1,290	1,989		Nautilus, Inc	9,611	17,738	27,349
1,187	2,173	3,360	*	Progressive Gaming International Corp	9,733	17,819	27,552
537	953	1,490	*	RC2 Corp	18,006	31,954	49,960
239	395	634	*	Russ Berrie & Co, Inc	3,642	6,020	9,662
1,005	1,355	2,360	*	Shuffle Master, Inc	27,145	36,599	63,744
189	380	569	*	Steinway Musical Instruments, Inc	5,292	10,640	15,932
1,163	1,729	2,892		Yankee Candle Co, Inc	34,041	50,608	84,649

				TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	781,061	1,304,018	2,085,079

			MISCELLANEOUS RETAIL - 1.30%
1,405	833	2,238	*	1-800-FLOWERS.COM, Inc (Class A)	7,390	4,382	11,772
564	409	973	*	AC Moore Arts & Crafts, Inc	10,733	7,783	18,516
7,951	13,471	21,422	*	Amazon.com, Inc	255,386	432,689	688,075
1,303	2,166	3,469		Barnes & Noble, Inc	49,436	82,178	131,614
10,147	17,416	27,563		Best Buy Co, Inc	543,473	932,801	1,476,274
500	844	1,344		Big 5 Sporting Goods Corp	11,400	19,243	30,643
389	507	896	*	Blue Nile, Inc	14,140	18,429	32,569
369	594	963		Books-A-Million, Inc	6,587	10,603	17,190
1,498	2,777	4,275		Borders Group, Inc	30,559	56,651	87,210
388	530	918	*	Build-A-Bear Workshop, Inc	8,835	12,068	20,903
681	1,324	2,005		Cash America International, Inc	26,613	51,742	78,355
1,324	2,131	3,455	*	CKX, Inc	16,484	26,531	43,015

49

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

1,531	2,484	4,015	*	Coldwater Creek, Inc	44,032	71,440	115,472
20,736	35,471	56,207		CVS Corp	666,040	1,139,329	1,805,369
511	845	1,356	*	dELiA*s, Inc	3,935	6,507	10,442
844	1,856	2,700	*	Dick’s Sporting Goods, Inc	38,419	84,485	122,904
2,556	4,474	7,030	*	Dollar Tree Stores, Inc	79,134	138,515	217,649
1,400	2,404	3,804	*	Drugstore.com, Inc	4,830	8,294	13,124
310	499	809	*	Ezcorp, Inc	11,991	19,301	31,292
1,021	1,644	2,665	*	GSI Commerce, Inc	15,152	24,397	39,549
988	1,901	2,889	*	Hibbett Sporting Goods, Inc	25,866	49,768	75,634
819	1,317	2,136		Longs Drug Stores Corp	37,682	60,595	98,277
3,411	5,640	9,051		Michaels Stores, Inc	148,515	245,566	394,081
980	1,675	2,655		MSC Industrial Direct Co (Class A)	39,925	68,240	108,165
829	1,331	2,160	*	Nutri/System, Inc	51,638	82,908	134,546
7,231	12,413	19,644	*	Office Depot, Inc	287,071	492,796	779,867
1,867	2,955	4,822		OfficeMax, Inc	76,062	120,387	196,449
306	568	874	*	Overstock.com, Inc	5,364	9,957	15,321
1,428	2,661	4,089	*	Petco Animal Supplies, Inc	40,898	76,211	117,109
3,618	5,993	9,611		Petsmart, Inc	100,400	166,306	266,706
719	1,125	1,844	*	Priceline.com, Inc	26,452	41,389	67,841
12,886	22,239	35,125	*	Rite Aid Corp	58,502	100,965	159,467
2,202	3,746	5,948	*	Sears Holdings Corp	348,114	592,205	940,319
490	726	1,216	*	Stamps.com, Inc	9,339	13,838	23,177
18,399	31,814	50,213		Staples, Inc	447,648	774,035	1,221,683
3,683	5,934	9,617		Tiffany & Co	122,276	197,009	319,285
394	1,263	1,657	*	Valuevision International, Inc (Class A)	4,566	14,638	19,204
25,680	43,863	69,543		Walgreen Co	1,139,935	1,947,079	3,087,014
606	1,046	1,652		World Fuel Services Corp	24,513	42,311	66,824
1,236	1,929	3,165	*	Zale Corp	34,287	53,510	87,797
373	530	903	*	Zumiez, Inc	10,071	14,310	24,381

				TOTAL MISCELLANEOUS RETAIL	4,883,693	8,311,391	13,195,084

			MOTION PICTURES - 1.47%
1,023	2,099	3,122	*	Avid Technology, Inc	37,258	76,446	113,704
4,898	10,504	15,402	*	Blockbuster, Inc (Class A)	18,808	40,335	59,143
216	417	633		Carmike Cinemas, Inc	3,711	7,164	10,875
17,041	29,167	46,208		CBS Corp	480,045	821,634	1,301,679
7,297	11,560	18,857	*	Discovery Holding Co (Class A)	105,515	167,158	272,673
1,054	1,858	2,912	*	DreamWorks Animation SKG, Inc (Class A)	26,255	46,283	72,538
407	655	1,062	*	Gaiam, Inc	5,254	8,456	13,710
1,186	2,158	3,344	*	Macrovision Corp	28,096	51,123	79,219
58,436	99,691	158,127		News Corp (Class A)	1,148,267	1,958,928	3,107,195
1,631	2,626	4,257		Regal Entertainment Group (Class A)	32,326	52,047	84,373
2,657	4,730	7,387	*	Time Warner Telecom, Inc (Class A)	50,510	89,917	140,427
102,428	172,707	275,135		Time Warner, Inc	1,867,262	3,148,449	5,015,711
55,787	95,213	151,000		Walt Disney Co	1,724,376	2,943,040	4,667,416

				TOTAL MOTION PICTURES	5,527,683	9,410,980	14,938,663

			NONDEPOSITORY INSTITUTIONS - 1.77%
460	717	1,177	*	Accredited Home Lenders Holding Co	16,532	25,769	42,301
1,900	2,821	4,721		Advance America Cash Advance Centers, Inc	27,398	40,679	68,077

50

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

391	811	1,202		Advanta Corp (Class B)	14,428	29,926	44,354
3,441	6,332	9,773		American Capital Strategies Ltd	135,816	249,924	385,740
27,532	47,023	74,555		American Express Co	1,543,995	2,637,050	4,181,045
3,209	5,283	8,492	*	AmeriCredit Corp	80,193	132,022	212,215
977	1,920	2,897		Ares Capital Corp	17,019	33,446	50,465
261	507	768		Asta Funding, Inc	9,785	19,007	28,792
7,653	13,150	20,803		Capital One Financial Corp	601,985	1,034,379	1,636,364
2,310	3,711	6,021		CapitalSource, Inc	59,644	95,818	155,462
1,377	2,162	3,539		CharterMac	27,485	43,154	70,639
5,146	8,666	13,812		CIT Group, Inc	250,250	421,428	671,678
629	931	1,560	*	CompuCredit Corp	19,002	28,126	47,128
15,634	26,056	41,690		Countrywide Financial Corp	547,815	913,002	1,460,817
246	396	642	*	Credit Acceptance Corp	7,301	11,753	19,054
2,470	3,470	5,940		Doral Financial Corp	16,277	22,867	39,144
24,643	42,019	66,662		Fannie Mae	1,377,790	2,349,282	3,727,072
210	346	556		Federal Agricultural Mortgage Corp (Class C)	5,559	9,159	14,718
661	977	1,638		Financial Federal Corp	17,715	26,184	43,899
660	1,280	1,940	*	First Cash Financial Services, Inc	13,589	26,355	39,944
787	1,266	2,053		First Marblehead Corp	54,508	87,683	142,191
17,640	30,002	47,642		Freddie Mac	1,170,061	1,990,033	3,160,094
1,184	1,906	3,090	*	INVESTools, Inc	12,586	20,261	32,847
1,244	2,597	3,841		MCG Capital Corp	20,315	42,409	62,724
370	596	966		Medallion Financial Corp	4,081	6,574	10,655
451	813	1,264	*	Nelnet, Inc	13,864	24,992	38,856
458	619	1,077		NGP Capital Resources Co	6,682	9,031	15,713
815	1,848	2,663	*	Ocwen Financial Corp	12,144	27,535	39,679
10,408	17,755	28,163		SLM Corp	541,008	922,905	1,463,913
27	159	186		Student Loan Corp	5,189	30,557	35,746
503	1,050	1,553		Technology Investment Capital Corp	7,359	15,362	22,721
259	417	676	*	United PanAm Financial Corp	4,009	6,455	10,464
401	1,037	1,438	*	World Acceptance Corp	17,636	45,607	63,243

				TOTAL NONDEPOSITORY INSTITUTIONS	6,659,020	11,378,734	18,037,754

			NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
401	1,000	1,401		AMCOL International Corp	9,989	24,910	34,899
831	1,338	2,169		Compass Minerals International, Inc	23,526	37,879	61,405
1,127	1,991	3,118		Florida Rock Industries, Inc	43,626	77,072	120,698
2,598	4,182	6,780		Vulcan Materials Co	203,294	327,242	530,536

				TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	280,435	467,103	747,538

			OIL AND GAS EXTRACTION - 1.69%
11,637	19,758	31,395		Anadarko Petroleum Corp	510,050	865,993	1,376,043
278	448	726	*	Arena Resources, Inc	8,929	14,390	23,319
561	831	1,392	*	Atlas America, Inc	23,943	35,467	59,410
470	934	1,404	*	ATP Oil & Gas Corp	17,362	34,502	51,864
724	1,410	2,134	*	Atwood Oceanics, Inc	32,558	63,408	95,966
1,725	7,077	8,802	*	Aurora Oil & Gas Corp	5,279	21,656	26,935
8,704	14,762	23,466		Baker Hughes, Inc	593,613	1,006,768	1,600,381
318	440	758	*	Basic Energy Services, Inc	7,759	10,736	18,495
803	1,314	2,117		Berry Petroleum Co (Class A)	22,612	37,002	59,614

51

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

737	1,186	1,923	*	Bill Barrett Corp	18,101	29,128	47,229
8,134	13,870	22,004		BJ Services Co	245,077	417,903	662,980
436	472	908	*	Bois d’Arc Energy, Inc	6,671	7,222	13,893
625	1,879	2,504	*	Brigham Exploration Co	4,231	12,721	16,952
300	1,340	1,640	*	Bronco Drilling Co, Inc	5,274	23,557	28,831
1,179	2,030	3,209		Cabot Oil & Gas Corp (Class A)	56,509	97,298	153,807
353	850	1,203	*	Callon Petroleum Co	4,787	11,526	16,313
2,994	4,828	7,822	*	Cameron International Corp	144,640	233,241	377,881
498	718	1,216	*	Carrizo Oil & Gas, Inc	12,843	18,517	31,360
1,459	2,720	4,179	*	Cheniere Energy, Inc	43,347	80,811	124,158
8,809	15,909	24,718		Chesapeake Energy Corp	255,285	461,043	716,328
2,117	3,503	5,620		Cimarex Energy Co	74,497	123,271	197,768
92	220	312	*	Clayton Williams Energy, Inc	2,788	6,666	9,454
718	1,156	1,874	*	CNX Gas Corp	16,636	26,785	43,421
675	1,087	1,762	*	Complete Production Services, Inc	13,325	21,457	34,782
1,066	1,937	3,003	*	Comstock Resources, Inc	28,942	52,590	81,532
190	306	496	*	Dawson Geophysical Co	5,643	9,088	14,731
1,045	1,526	2,571		Delta & Pine Land Co	42,323	61,803	104,126
1,376	2,527	3,903	*	Delta Petroleum Corp	30,988	56,908	87,896
3,080	4,950	8,030	*	Denbury Resources, Inc	89,012	143,055	232,067
1,544	2,401	3,945		Diamond Offshore Drilling, Inc	111,739	173,760	285,499
365	706	1,071	*	Edge Petroleum Corp	6,012	11,628	17,640
1,281	2,285	3,566	*	Encore Acquisition Co	31,180	55,617	86,797
870	1,602	2,472	*	Energy Partners Ltd	21,446	39,489	60,935
3,945	6,765	10,710		ENSCO International, Inc	172,909	296,510	469,419
3,178	5,014	8,192		Equitable Resources, Inc	111,166	175,390	286,556
1,000	2,650	3,650	*	EXCO Resources, Inc	12,410	32,887	45,297
737	1,187	1,924	*	Exploration Co of Delaware, Inc	7,053	11,360	18,413
1,291	2,220	3,511	*	Forest Oil Corp	40,783	70,130	110,913
1,694	3,815	5,509	*	Gasco Energy, Inc	4,574	10,301	14,875
—	5,057	5,057	*	GeoGlobal Resources, Inc		29,634	29,634
2,243	4,298	6,541	*	Global Industries Ltd	34,901	66,877	101,778
206	332	538	*	GMX Resources, Inc	6,466	10,421	16,887
273	406	679	*	Goodrich Petroleum Corp	8,223	12,229	20,452
4,422	7,751	12,173	*	Grey Wolf, Inc	29,539	51,777	81,316
—	550	550	*	Gulfport Energy Corp		6,375	6,375
26,252	44,772	71,024		Halliburton Co	746,869	1,273,763	2,020,632
2,636	4,244	6,880	*	Hanover Compressor Co	48,028	77,326	125,354
1,312	2,309	3,621	*	Harvest Natural Resources, Inc	13,579	23,898	37,477
2,356	3,720	6,076	*	Helix Energy Solutions Group, Inc	78,690	124,248	202,938
2,566	4,360	6,926		Helmerich & Payne, Inc	59,095	100,411	159,506
519	835	1,354	*	Hercules Offshore, Inc	16,115	25,927	42,042
808	1,363	2,171	*	Houston Exploration Co	44,561	75,169	119,730
1,881	3,029	4,910	*	Mariner Energy, Inc	34,554	55,643	90,197
716	755	1,471	*	McMoRan Exploration Co	12,702	13,394	26,096
1,700	7,513	9,213	*	Meridian Resource Corp	5,202	22,990	28,192
410	1,860	2,270	*	Metretek Technologies, Inc	4,895	22,208	27,103
4,485	7,434	11,919	*	National Oilwell Varco, Inc	262,597	435,261	697,858
1,860	3,099	4,959	*	Newpark Resources, Inc	9,914	16,518	26,432
1,358	2,184	3,542	*	Oceaneering International, Inc	41,826	67,267	109,093

52

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

793	1,658	2,451	*	Parallel Petroleum Corp	15,908	33,259	49,167
2,546	4,931	7,477	*	Parker Drilling Co	18,026	34,911	52,937
4,247	7,602	11,849		Patterson-UTI Energy, Inc	100,909	180,624	281,533
144	272	416	v*	PetroCorp	0	0	—
4,209	5,951	10,160	*	PetroHawk Energy Corp	43,689	61,771	105,460
421	711	1,132	*	Petroleum Development Corp	16,794	28,362	45,156
1,072	2,175	3,247	*	Petroquest Energy, Inc	11,181	22,685	33,866
1,074	1,729	2,803	*	Pioneer Drilling Co	13,790	22,200	35,990
3,400	5,707	9,107		Pioneer Natural Resources Co	133,008	223,258	356,266
2,021	3,362	5,383	*	Plains Exploration & Production Co	86,721	144,263	230,984
1,361	2,809	4,170		Pogo Producing Co	55,733	115,029	170,762
4,125	6,724	10,849	*	Pride International, Inc	113,108	184,372	297,480
497	800	1,297	*	Quest Resource Corp	4,413	7,104	11,517
1,611	2,593	4,204	*	Quicksilver Resources, Inc	51,391	82,717	134,108
3,394	5,965	9,359		Range Resources Corp	85,665	150,557	236,222
1,110	2,380	3,490	*	Rosetta Resources, Inc	19,059	40,865	59,924
2,739	4,573	7,312		Rowan Cos, Inc	86,635	144,644	231,279
554	1,154	1,708		RPC, Inc	10,149	21,141	31,290
525	1,054	1,579	*	SEACOR Holdings, Inc	43,313	86,955	130,268
4,404	6,974	11,378	*	Southwestern Energy Co	131,547	208,313	339,860
1,510	2,381	3,891		St. Mary Land & Exploration Co	55,432	87,407	142,839
607	1,169	1,776	*	Stone Energy Corp	24,571	47,361	71,932
884	1,424	2,308	*	Sulphco, Inc	5,490	8,843	14,333
2,023	3,287	5,310	*	Superior Energy Services	53,124	86,317	139,441
288	440	728	*	Superior Well Services, Inc	5,702	8,712	14,414
743	1,141	1,884	*	Swift Energy Co	31,072	47,717	78,789
790	2,688	3,478	*	Syntroleum Corp	3,784	12,876	16,660
1,686	3,175	4,861	*	Tetra Technologies, Inc	40,734	76,708	117,442
1,559	2,625	4,184		Tidewater, Inc	68,892	115,999	184,891
1,595	2,569	4,164	*	Todco	55,187	88,887	144,074
565	541	1,106	*	Toreador Resources Corp	10,407	9,965	20,372
1,788	5,579	7,367	*	Transmeridian Exploration, Inc	7,063	22,037	29,100
302	487	789	*	Trico Marine Services, Inc	10,193	16,436	26,629
341	700	1,041	*	Union Drilling, Inc	3,751	7,700	11,451
1,202	1,941	3,143	*	Unit Corp	55,256	89,228	144,484
1,473	2,372	3,845	*	Vaalco Energy, Inc	10,576	17,031	27,607
838	1,571	2,409	*	Veritas DGC, Inc	55,157	103,403	158,560
335	683	1,018		W&T Offshore, Inc	9,785	19,950	29,735
1,376	2,215	3,591	*	Warren Resources, Inc	16,760	26,979	43,739
248	1,099	1,347	*	Warrior Energy Service Corp	6,386	28,299	34,685
822	1,233	2,055	*	W-H Energy Services, Inc	34,088	51,133	85,221
955	1,549	2,504	*	Whiting Petroleum Corp	38,296	62,115	100,411
9,407	15,494	24,901		XTO Energy, Inc	396,317	652,762	1,049,079

				TOTAL OIL AND GAS EXTRACTION	6,339,114	10,853,815	17,192,929

			PAPER AND ALLIED PRODUCTS - 0.52%
2,762	4,350	7,112		Bemis Co	90,759	142,941	233,700
1,495	2,135	3,630		Bowater, Inc	30,752	43,917	74,669
827	1,509	2,336	*	Buckeye Technologies, Inc	7,030	12,827	19,857
696	1,364	2,060	*	Caraustar Industries, Inc	5,547	10,871	16,418

53

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

1,296	2,680	3,976	*	Cenveo, Inc	24,391	50,438	74,829
780	543	1,323		Chesapeake Corp	11,162	7,770	18,932
1,264	1,848	3,112		Glatfelter	17,127	25,040	42,167
2,067	3,362	5,429	*	Graphic Packaging Corp	7,565	12,305	19,870
400	689	1,089		Greif, Inc (Class A)	32,044	55,196	87,240
12,524	21,417	33,941		International Paper Co	433,706	741,705	1,175,411
11,667	20,006	31,673		Kimberly-Clark Corp	762,555	1,307,592	2,070,147
1,760	3,178	4,938		Longview Fibre Co	35,763	64,577	100,340
4,536	8,162	12,698		MeadWestvaco Corp	120,249	216,375	336,624
921	800	1,721	*	Mercer International, Inc	8,694	7,552	16,246
406	685	1,091		Neenah Paper, Inc	13,897	23,448	37,345
1,682	3,386	5,068		Packaging Corp of America	39,022	78,555	117,577
1,450	2,335	3,785	*	Playtex Products, Inc	19,430	31,289	50,719
826	1,322	2,148		Rock-Tenn Co (Class A)	16,355	26,176	42,531
456	644	1,100		Schweitzer-Mauduit International, Inc	8,655	12,223	20,878
6,769	10,583	17,352	*	Smurfit-Stone Container Corp	75,813	118,530	194,343
2,474	4,616	7,090		Sonoco Products Co	83,225	155,282	238,507
2,850	4,898	7,748		Temple-Inland, Inc	114,285	196,410	310,695
1,197	2,041	3,238		Wausau Paper Corp	16,160	27,554	43,714

				TOTAL PAPER AND ALLIED PRODUCTS	1,974,186	3,368,573	5,342,759

			PERSONAL SERVICES - 0.15%
3,588	6,097	9,685		Cintas Corp	146,498	248,941	395,439
576	1,150	1,726	*	Coinstar, Inc	16,577	33,097	49,674
554	905	1,459		G & K Services, Inc (Class A)	20,182	32,969	53,151
8,328	14,371	22,699		H&R Block, Inc	181,051	312,426	493,477
800	1,660	2,460		Jackson Hewitt Tax Service, Inc	24,008	49,817	73,825
1,185	2,255	3,440		Regis Corp	42,482	80,842	123,324
8,069	12,285	20,354		Service Corp International	75,364	114,742	190,106
241	349	590		Unifirst Corp	7,529	10,903	18,432
1,182	1,929	3,111		Weight Watchers International, Inc	52,410	85,532	137,942

				TOTAL PERSONAL SERVICES	566,101	969,269	1,535,370

			PETROLEUM AND COAL PRODUCTS - 5.89%
313	734	1,047		Alon USA Energy, Inc	9,230	21,646	30,876
8,352	14,327	22,679		Apache Corp	527,846	905,466	1,433,312
1,595	2,737	4,332		Ashland, Inc	101,729	174,566	276,295
56,418	96,121	152,539		Chevron Corp	3,659,271	6,234,408	9,893,679
42,009	71,500	113,509		ConocoPhillips	2,500,796	4,256,395	6,757,191
—	440	440	*	Delek US Holdings, Inc		8,140	8,140
11,155	19,182	30,337		Devon Energy Corp	704,438	1,211,343	1,915,781
524	790	1,314		ElkCorp	14,227	21,449	35,676
6,086	10,348	16,434		EOG Resources, Inc	395,894	673,137	1,069,031
153,986	262,458	416,444		Exxon Mobil Corp	10,332,461	17,610,932	27,943,393
2,800	4,716	7,516		Frontier Oil Corp	74,424	125,351	199,775
377	530	907	*	Giant Industries, Inc	30,612	43,036	73,648
952	2,266	3,218	*	Headwaters, Inc	22,229	52,911	75,140
6,192	10,339	16,531		Hess Corp	256,473	428,241	684,714
1,200	2,001	3,201		Holly Corp	51,996	86,703	138,699
9,263	15,664	24,927		Marathon Oil Corp	712,325	1,204,562	1,916,887

54

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

4,816	8,053	12,869		Murphy Oil Corp	229,001	382,920	611,921
3,392	5,665	9,057	*	Newfield Exploration Co	130,728	218,329	349,057
4,584	7,740	12,324		Noble Energy, Inc	208,985	352,867	561,852
21,902	37,064	58,966		Occidental Petroleum Corp	1,053,705	1,783,149	2,836,854
3,342	5,722	9,064		Sunoco, Inc	207,839	355,851	563,690
1,826	2,852	4,678		Tesoro Corp	105,871	165,359	271,230
15,585	26,575	42,160		Valero Energy Corp	802,160	1,367,815	2,169,975
552	756	1,308		WD-40 Co	19,690	26,967	46,657
410	1,158	1,568		Western Refining, Inc	9,528	26,912	36,440

				TOTAL PETROLEUM AND COAL PRODUCTS	22,161,458	37,738,455	59,899,913

			PRIMARY METAL INDUSTRIES - 0.93%
2,561	5,807	8,368	*	AK Steel Holding Corp	31,091	70,497	101,588
22,061	37,662	59,723		Alcoa, Inc	618,590	1,056,042	1,674,632
784	1,438	2,222	*	Aleris International, Inc	39,623	72,677	112,300
2,590	4,380	6,970		Allegheny Technologies, Inc	161,072	272,392	433,464
1,171	1,885	3,056		Belden CDT, Inc	44,767	72,064	116,831
472	823	1,295	*	Brush Engineered Materials, Inc	11,739	20,468	32,207
658	1,059	1,717		Carpenter Technology Corp	70,742	113,853	184,595
500	1,052	1,552	*	Century Aluminum Co	16,825	35,400	52,225
1,276	1,920	3,196		Chaparral Steel Co	43,461	65,395	108,856
1,678	2,318	3,996	*	CommScope, Inc	55,139	76,169	131,308
39,510	67,437	106,947	*	Corning, Inc	964,439	1,646,137	2,610,576
605	1,324	1,929	*	Encore Wire Corp	21,350	46,724	68,074
1,176	2,228	3,404	*	General Cable Corp	44,935	85,132	130,067
474	1,035	1,509		Gibraltar Industries, Inc	10,513	22,956	33,469
1,542	2,600	4,142		Hubbell, Inc (Class B)	73,862	124,540	198,402
818	1,307	2,125	*	Lone Star Technologies, Inc	39,575	63,233	102,808
774	1,230	2,004		Matthews International Corp (Class A)	28,491	45,276	73,767
983	1,583	2,566	*	Maverick Tube Corp	63,728	102,626	166,354
999	1,588	2,587		Mueller Industries, Inc	35,135	55,850	90,985
516	820	1,336	*	NS Group, Inc	33,308	52,931	86,239
8,049	13,252	21,301		Nucor Corp	398,345	655,841	1,054,186
212	341	553		Olympic Steel, Inc	5,270	8,477	13,747
800	1,531	2,331	*	Oregon Steel Mills, Inc	39,096	74,820	113,916
3,520	5,619	9,139		Precision Castparts Corp	222,323	354,896	577,219
901	1,470	2,371		Quanex Corp	27,345	44,615	71,960
657	1,299	1,956	*	RTI International Metals, Inc	28,632	56,610	85,242
450	889	1,339		Schnitzer Steel Industries, Inc (Class A)	14,193	28,039	42,232
1,227	2,222	3,449		Steel Dynamics, Inc	61,902	112,100	174,002
300	416	716		Steel Technologies, Inc	5,889	8,166	14,055
442	833	1,275	*	Superior Essex, Inc	15,139	28,530	43,669
638	960	1,598		Texas Industries, Inc	33,214	49,978	83,192
1,615	3,684	5,299	*	Titanium Metals Corp	40,827	93,132	133,959
741	1,244	1,985		Tredegar Corp	12,404	20,825	33,229
2,833	5,206	8,039		United States Steel Corp	163,407	300,282	463,689
—	601	601	*	Wheeling-Pittsburgh Corp		10,283	10,283
2,063	2,853	4,916		Worthington Industries, Inc	35,195	48,672	83,867

				TOTAL PRIMARY METAL INDUSTRIES	3,511,566	5,995,628	9,507,194

55

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

			PRINTING AND PUBLISHING - 0.62%
990	1,883	2,873	*	ACCO Brands Corp	22,037	41,916	63,953
1,535	2,454	3,989		American Greetings Corp (Class A)	35,489	56,736	92,225
663	1,124	1,787		Banta Corp	31,559	53,502	85,061
2,378	3,644	6,022		Belo (A.H.) Corp Series A	37,596	57,612	95,208
539	1,610	2,149		Bowne & Co, Inc	7,697	22,991	30,688
295	468	763	*	Consolidated Graphics, Inc	17,750	28,160	45,910
337	401	738		Courier Corp	12,516	14,893	27,409
162	347	509		CSS Industries, Inc	4,815	10,313	15,128
1,526	2,456	3,982		Dow Jones & Co, Inc	51,182	82,374	133,556
1,673	2,830	4,503	*	Dun & Bradstreet Corp	125,458	212,222	337,680
422	1,046	1,468		Ennis, Inc	9,136	22,646	31,782
2,041	3,941	5,982		EW Scripps Co	97,825	188,892	286,717
5,938	10,482	16,420		Gannett Co, Inc	337,457	595,692	933,149
1,303	2,236	3,539		Harte-Hanks, Inc	34,334	58,919	93,253
739	1,187	1,926		John H Harland Co	26,937	43,266	70,203
1,195	2,248	3,443		John Wiley & Sons, Inc (Class A)	43,032	80,950	123,982
721	1,810	2,531		Journal Communications, Inc	8,126	20,399	28,525
1,179	1,302	2,481		Journal Register Co	6,685	7,382	14,067
1,300	1,820	3,120		Lee Enterprises, Inc	32,812	45,937	78,749
590	867	1,457		Martha Stewart Living Omnimedia, Inc (Class A)	10,478	15,398	25,876
1,418	2,544	3,962		McClatchy Co (Class A)	59,825	107,331	167,156
9,035	15,692	24,727		McGraw-Hill Cos, Inc	524,301	910,607	1,434,908
574	823	1,397		Media General, Inc (Class A)	21,651	31,044	52,695
802	1,705	2,507		Meredith Corp	39,563	84,108	123,671
3,415	5,552	8,967		New York Times Co (Class A)	78,477	127,585	206,062
550	975	1,525	*	Playboy Enterprises, Inc (Class B)	5,176	9,175	14,351
703	1,422	2,125	*	Presstek, Inc	3,789	7,665	11,454
4,589	5,941	10,530	*	Primedia, Inc	6,975	9,030	16,005
1,381	2,273	3,654		R.H. Donnelley Corp	73,055	120,242	193,297
5,587	9,489	15,076		R.R. Donnelley & Sons Co	184,148	312,757	496,905
2,596	4,012	6,608		Reader’s Digest Association, Inc (Class A)	33,644	51,996	85,640
234	630	864		Schawk, Inc	4,263	11,479	15,742
1,013	1,345	2,358	*	Scholastic Corp	31,555	41,897	73,452
338	760	1,098		Standard Register Co	4,462	10,032	14,494
1,952	3,143	5,095		Sun-Times Media Group, Inc	12,844	20,681	33,525
5,118	8,384	13,502		Tribune Co	167,461	274,324	441,785
1,194	2,239	3,433	*	Valassis Communications, Inc	21,074	39,518	60,592
144	232	376		Washington Post Co (Class B)	106,128	170,984	277,112

				TOTAL PRINTING AND PUBLISHING	2,331,312	4,000,655	6,331,967

			RAILROAD TRANSPORTATION - 0.60%
9,311	15,752	25,063		Burlington Northern Santa Fe Corp	683,800	1,156,827	1,840,627
11,216	19,346	30,562		CSX Corp	368,221	635,129	1,003,350
842	1,483	2,325		Florida East Coast Industries	48,061	84,650	132,711
929	1,632	2,561	*	Genesee & Wyoming, Inc (Class A)	21,571	37,895	59,466
2,136	3,058	5,194	*	Kansas City Southern Industries, Inc	58,334	83,514	141,848
10,616	17,837	28,453		Norfolk Southern Corp	467,635	785,720	1,253,355
6,861	11,707	18,568		Union Pacific Corp	603,768	1,030,216	1,633,984

				TOTAL RAILROAD TRANSPORTATION	2,251,390	3,813,951	6,065,341

56

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

			REAL ESTATE - 0.13%
946	2,336	3,282	*	Alderwoods Group, Inc	18,759	46,323	65,082
201	297	498		California Coastal Communities, Inc	4,133	6,106	10,239
4,771	7,653	12,424	*	CB Richard Ellis Group, Inc	117,367	188,264	305,631
151	255	406		Consolidated-Tomoka Land Co	9,690	16,363	26,053
1,722	3,162	4,884		Forest City Enterprises, Inc (Class A)	93,505	171,697	265,202
—	2,200	2,200	*	Housevalues, Inc		12,848	12,848
956	1,487	2,443		Jones Lang LaSalle, Inc	81,719	127,109	208,828
—	254	254		Orleans Homebuilders, Inc		2,979	2,979
1,980	3,154	5,134		St. Joe Co	108,643	173,060	281,703
2,339	4,149	6,488		Stewart Enterprises, Inc (Class A)	13,707	24,313	38,020
991	1,722	2,713	*	Trammell Crow Co	36,181	62,870	99,051

				TOTAL REAL ESTATE	483,704	831,932	1,315,636

			RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.15%
186	299	485	*	AEP Industries, Inc	7,803	12,543	20,346
1,674	2,282	3,956		Cooper Tire & Rubber Co	16,840	22,957	39,797
252	387	639	*	Deckers Outdoor Corp	11,925	18,313	30,238
4,563	7,346	11,909	*	Goodyear Tire & Rubber Co	66,164	106,517	172,681
1,336	2,011	3,347	*	Jarden Corp	44,048	66,303	110,351
7,148	11,881	19,029		Newell Rubbermaid, Inc	202,431	336,470	538,901
272	439	711		PW Eagle, Inc	8,163	13,174	21,337
1,096	1,206	2,302		Schulman (A.), Inc	25,767	28,353	54,120
2,106	3,452	5,558		Sealed Air Corp	113,977	186,822	300,799
384	618	1,002	*	Skechers U.S.A., Inc (Class A)	9,028	14,529	23,557
757	1,100	1,857		Spartech Corp	20,265	29,447	49,712
500	488	988		Titan International, Inc	9,040	8,823	17,863
200	479	679	*	Trex Co, Inc	4,832	11,573	16,405
1,467	2,225	3,692		Tupperware Corp	28,548	43,299	71,847
815	1,354	2,169		West Pharmaceutical Services, Inc	32,005	53,172	85,177

				TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	600,836	952,295	1,553,131

			SECURITY AND COMMODITY BROKERS - 3.01%
1,822	3,493	5,315		A.G. Edwards, Inc	97,076	186,107	283,183
5,547	9,330	14,877		Ameriprise Financial, Inc	260,154	437,577	697,731
3,070	5,129	8,199		Bear Stearns Cos, Inc	430,107	718,573	1,148,680
500	820	1,320		BlackRock, Inc	74,500	122,180	196,680
500	1,050	1,550		Calamos Asset Management, Inc (Class A)	14,660	30,786	45,446
1,364	2,397	3,761	*	Cbot Holdings, Inc	164,758	289,534	454,292
26,396	44,835	71,231		Charles Schwab Corp	472,488	802,564	1,275,052
893	1,543	2,436		Chicago Mercantile Exchange Holdings, Inc	427,077	737,940	1,165,017
342	551	893		Cohen & Steers, Inc	11,067	17,830	28,897
10,735	18,332	29,067	*	E*Trade Financial Corp	256,781	438,501	695,282
3,131	5,400	8,531		Eaton Vance Corp	90,361	155,844	246,205
2,221	3,768	5,989		Federated Investors, Inc (Class B)	75,092	127,396	202,488
4,378	7,490	11,868		Franklin Resources, Inc	462,974	792,068	1,255,042
175	290	465		GAMCO Investors, Inc	6,661	11,037	17,698
305	491	796	*	GFI Group, Inc	16,863	27,147	44,010
9,748	16,554	26,302		Goldman Sachs Group, Inc	1,649,069	2,800,440	4,449,509

57

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

454	731	1,185		Greenhill & Co, Inc	30,427	48,992	79,419
500	790	1,290	*	IntercontinentalExchange, Inc	37,535	59,305	96,840
987	1,586	2,573		International Securities Exchange, Inc	46,280	74,368	120,648
1,109	1,798	2,907	*	Investment Technology Group, Inc	49,628	80,461	130,089
5,681	8,632	14,313		Janus Capital Group, Inc	112,029	170,223	282,252
3,059	4,925	7,984		Jefferies Group, Inc	87,182	140,363	227,545
2,998	4,728	7,726	*	Knight Capital Group, Inc	54,564	86,050	140,614
1,377	2,582	3,959	*	LaBranche & Co, Inc	14,279	26,775	41,054
3,292	5,500	8,792		Legg Mason, Inc	332,031	554,730	886,761
13,624	23,257	36,881		Lehman Brothers Holdings, Inc	1,006,269	1,717,762	2,724,031
588	824	1,412	*	MarketAxess Holdings, Inc	6,156	8,627	14,783
23,484	39,891	63,375		Merrill Lynch & Co, Inc	1,836,918	3,120,274	4,957,192
27,250	46,416	73,666		Morgan Stanley	1,986,798	3,384,191	5,370,989
366	589	955	*	Morningstar, Inc	13,505	21,734	35,239
2,434	3,918	6,352	*	Nasdaq Stock Market, Inc	73,604	118,480	192,084
2,042	3,288	5,330		Nuveen Investments, Inc	104,612	168,444	273,056
4,023	6,777	10,800	*	NYSE Group, Inc	300,719	506,581	807,300
558	671	1,229		optionsXpress Holdings, Inc	15,557	18,707	34,264
544	904	1,448	*	Piper Jaffray Cos	32,977	54,800	87,777
2,489	3,604	6,093		Raymond James Financial, Inc	72,778	105,381	178,159
284	446	730		Sanders Morris Harris Group, Inc	3,553	5,579	9,132
1,632	2,712	4,344		SEI Investments Co	91,702	152,387	244,089
202	494	696	*	Stifel Financial Corp	6,411	15,680	22,091
376	537	913		SWS Group, Inc	9,359	13,366	22,725
6,788	11,380	18,168		T Rowe Price Group, Inc	324,806	544,533	869,339
7,854	13,161	21,015		TD Ameritrade Holding Corp	148,048	248,085	396,133
—	39	39		Value Line, Inc		1,818	1,818
2,327	3,524	5,851		Waddell & Reed Financial, Inc (Class A)	57,593	87,219	144,812

				TOTAL SECURITY AND COMMODITY BROKERS	11,365,008	19,230,439	30,595,447

			SOCIAL SERVICES - 0.02%
636	1,428	2,064	*	Bright Horizons Family Solutions, Inc	26,540	59,590	86,130
559	900	1,459	*	Capital Senior Living Corp	5,171	8,325	13,496
539	350	889	*	Providence Service Corp	14,871	9,657	24,528
491	1,454	1,945	*	Res-Care, Inc	9,864	29,211	39,075

				TOTAL SOCIAL SERVICES	56,446	106,783	163,229

			SPECIAL TRADE CONTRACTORS - 0.05%
200	136	336		Alico, Inc	11,702	7,957	19,659
677	1,090	1,767		Chemed Corp	21,840	35,163	57,003
1,100	1,912	3,012		Comfort Systems USA, Inc	12,606	21,912	34,518
1,044	1,924	2,968	*	Dycom Industries, Inc	22,446	41,366	63,812
808	1,394	2,202	*	EMCOR Group, Inc	44,311	76,447	120,758
675	1,130	1,805	*	Insituform Technologies, Inc (Class A)	16,389	27,436	43,825
395	636	1,031	*	Integrated Electrical Services, Inc	6,245	10,055	16,300
277	543	820	*	Layne Christensen Co	7,914	15,514	23,428
3,042	4,630	7,672	*	Quanta Services, Inc	51,288	78,062	129,350

				TOTAL SPECIAL TRADE CONTRACTORS	194,741	313,912	508,653

58

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

			STONE, CLAY, AND GLASS PRODUCTS - 0.08%
488	1,309	1,797		Apogee Enterprises, Inc	7,422	19,910	27,332
634	940	1,574	*	Cabot Microelectronics Corp	18,272	27,119	45,391
477	899	1,376		CARBO Ceramics, Inc	17,186	32,391	49,577
1,316	2,106	3,422		Eagle Materials, Inc	44,323	70,930	115,253
4,151	6,410	10,561		Gentex Corp	58,986	91,086	150,072
3,965	6,374	10,339	*	Owens-Illinois, Inc	61,140	98,287	159,427
861	1,387	2,248	*	US Concrete, Inc	5,605	9,029	14,634
1,674	3,222	4,896	b,m*	USG Corp	78,745	151,563	230,308

				TOTAL STONE, CLAY, AND GLASS PRODUCTS	291,679	500,315	791,994

			TEXTILE MILL PRODUCTS - 0.01%
310	678	988		Oxford Industries, Inc	13,302	29,093	42,395
513	517	1,030		Xerium Technologies, Inc	5,684	5,728	11,412

				TOTAL TEXTILE MILL PRODUCTS	18,986	34,821	53,807

			TOBACCO PRODUCTS - 1.26%
53,106	90,388	143,494		Altria Group, Inc	4,065,264	6,919,201	10,984,465
2,409	4,178	6,587		Loews Corp (Carolina Group)	133,435	231,419	364,854
4,454	7,574	12,028		Reynolds American, Inc	276,014	469,361	745,375
617	1,216	1,833		Universal Corp	22,539	44,420	66,959
4,169	7,112	11,281		UST, Inc	228,586	389,951	618,537
687	1,854	2,541		Vector Group Ltd	11,143	30,072	41,215

				TOTAL TOBACCO PRODUCTS	4,736,981	8,084,424	12,821,405

			TRANSPORTATION BY AIR - 0.47%
1,497	2,186	3,683	*	ABX Air, Inc	8,413	12,285	20,698
271	437	708	*	Air Methods Corp	6,396	10,313	16,709
2,312	3,537	5,849	*	Airtran Holdings, Inc	22,935	35,087	58,022
1,018	1,658	2,676	*	Alaska Air Group, Inc	38,725	63,070	101,795
5,444	9,465	14,909	*	AMR Corp	125,974	219,020	344,994
517	832	1,349	*	Atlas Air Worldwide Holdings, Inc	22,500	36,209	58,709
579	881	1,460	*	Bristow Group, Inc	19,918	30,306	50,224
2,163	4,343	6,506	*	Continental Airlines, Inc (Class B)	61,235	122,950	184,185
806	1,610	2,416	*	EGL, Inc	29,371	58,668	88,039
1,011	3,462	4,473	*	ExpressJet Holdings, Inc	6,683	22,884	29,567
7,776	13,083	20,859		FedEx Corp	845,096	1,421,968	2,267,064
799	1,444	2,243	*	Frontier Airlines Holdings, Inc	6,592	11,913	18,505
4,471	7,198	11,669	*	JetBlue Airways Corp	41,446	66,725	108,171
614	1,553	2,167	*	Mesa Air Group, Inc	4,765	12,051	16,816
353	569	922	*	PHI, Inc	10,756	17,337	28,093
836	2,023	2,859	*	Republic Airways Holdings, Inc	12,975	31,397	44,372
1,643	2,495	4,138		Skywest, Inc	40,286	61,177	101,463
20,269	34,049	54,318		Southwest Airlines Co	337,682	567,256	904,938
2,545	4,698	7,243	*	UAL Corp	67,621	124,826	192,447
1,570	2,527	4,097	*	US Airways Group, Inc	69,598	112,022	181,620

				TOTAL TRANSPORTATION BY AIR	1,778,967	3,037,464	4,816,431

			TRANSPORTATION EQUIPMENT - 2.56%
467	853	1,320		A.O. Smith Corp	18,414	33,634	52,048
803	1,823	2,626	*	AAR Corp	19,143	43,460	62,603

59

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

500	1,400	1,900	*	Accuride Corp	5,505	15,414	20,919
603	1,251	1,854	*	Aftermarket Technology Corp	10,709	22,218	32,927
1,104	2,166	3,270		American Axle & Manufacturing Holdings, Inc	18,426	36,151	54,577
228	440	668		American Railcar Industries, Inc	6,637	12,808	19,445
468	683	1,151		Arctic Cat, Inc	7,769	11,338	19,107
1,592	2,809	4,401		ArvinMeritor, Inc	22,670	40,000	62,670
2,138	3,475	5,613		Autoliv, Inc	117,825	191,507	309,332
2,006	3,859	5,865	*	BE Aerospace, Inc	42,307	81,386	123,693
20,339	34,574	54,913		Boeing Co	1,603,730	2,726,160	4,329,890
2,390	4,049	6,439		Brunswick Corp	74,544	126,288	200,832
1,380	2,068	3,448		Clarcor, Inc	42,076	63,053	105,129
—	606	606	*	Comtech Group, Inc		9,072	9,072
1,274	2,052	3,326		Federal Signal Corp	19,428	31,293	50,721
1,526	3,267	4,793	*	Fleetwood Enterprises, Inc	10,270	21,987	32,257
46,696	77,020	123,716		Ford Motor Co	377,771	623,099	1,000,870
300	572	872		Freightcar America, Inc	15,900	30,316	46,216
284	457	741	*	Fuel Systems Solutions, Inc	3,612	5,813	9,425
1,424	3,162	4,586	*	GenCorp, Inc	18,284	40,600	58,884
10,246	17,356	27,602		General Dynamics Corp	734,331	1,243,905	1,978,236
12,035	20,624	32,659		General Motors Corp	400,284	685,954	1,086,238
265	426	691	*	GenTek, Inc	7,317	11,762	19,079
4,456	7,574	12,030		Genuine Parts Co	192,187	326,667	518,854
3,219	5,449	8,668		Goodrich Corp	130,434	220,793	351,227
348	560	908		Greenbrier Cos, Inc	10,095	16,246	26,341
642	1,019	1,661		Group 1 Automotive, Inc	32,036	50,848	82,884
6,733	11,616	18,349		Harley-Davidson, Inc	422,496	728,904	1,151,400
1,105	1,746	2,851		Harsco Corp	85,803	135,577	221,380
719	755	1,474		Heico Corp	24,662	25,897	50,559
4,606	8,016	12,622		ITT Industries, Inc	236,150	410,980	647,130
2,732	4,410	7,142		JLG Industries, Inc	54,121	87,362	141,483
493	1,050	1,543	*	K&F Industries Holdings, Inc	9,258	19,719	28,977
885	930	1,815		Kaman Corp (Class A)	15,939	16,749	32,688
9,354	15,721	25,075		Lockheed Martin Corp	805,005	1,352,949	2,157,954
239	385	624	*	Miller Industries, Inc	4,366	7,034	11,400
783	1,116	1,899		Monaco Coach Corp	8,723	12,432	21,155
1,556	2,464	4,020	*	Navistar International Corp	40,176	63,620	103,796
268	522	790		Noble International Ltd	3,353	6,530	9,883
8,771	14,883	23,654		Northrop Grumman Corp	597,042	1,013,086	1,610,128
1,213	2,650	3,863	*	Orbital Sciences Corp	22,768	49,741	72,509
1,933	3,104	5,037		Oshkosh Truck Corp	97,558	156,659	254,217
6,303	10,689	16,992		Paccar, Inc	359,397	609,487	968,884
3,641	6,277	9,918	*	Pactiv Corp	103,477	178,392	281,869
1,070	1,859	2,929		Polaris Industries, Inc	44,031	76,498	120,529
11,321	19,349	30,670		Raytheon Co	543,521	928,945	1,472,466
233	317	550	*	Sequa Corp (Class A)	21,869	29,754	51,623
574	955	1,529		Superior Industries International, Inc	9,637	16,034	25,671
1,117	2,104	3,221	*	Tenneco, Inc	26,127	49,213	75,340
3,266	5,709	8,975		Textron, Inc	285,775	499,538	785,313
904	1,473	2,377		Thor Industries, Inc	37,218	60,643	97,861
289	455	744	*	TransDigm Group, Inc	7,057	11,111	18,168

60

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

2,034	3,275	5,309		Trinity Industries, Inc	65,434	105,357	170,791
316	837	1,153		Triumph Group, Inc	13,383	35,447	48,830
1,123	1,973	3,096	*	TRW Automotive Holdings Corp	27,031	47,490	74,521
25,694	43,711	69,405		United Technologies Corp	1,627,715	2,769,092	4,396,807
2,804	6,104	8,908		Visteon Corp	22,853	49,748	72,601
969	1,163	2,132		Wabash National Corp	13,266	15,921	29,187
1,181	2,024	3,205		Westinghouse Air Brake Technologies Corp	32,041	54,911	86,952
730	1,627	2,357		Winnebago Industries, Inc	22,907	51,055	73,962

				TOTAL TRANSPORTATION EQUIPMENT	9,631,863	16,397,647	26,029,510

			TRANSPORTATION SERVICES - 0.18%
532	857	1,389		Ambassadors Group, Inc	15,045	24,236	39,281
—	287	287		Ambassadors International, Inc		9,066	9,066
4,462	7,670	12,132		CH Robinson Worldwide, Inc	198,916	341,929	540,845
400	448	848	*	Dynamex, Inc	8,300	9,296	17,596
5,370	9,050	14,420		Expeditors International Washington, Inc	239,395	403,449	642,844
1,234	1,864	3,098		GATX Corp	51,051	77,114	128,165
1,028	1,496	2,524	*	HUB Group, Inc	23,418	34,079	57,497
1,571	2,900	4,471		Lear Corp	32,520	60,030	92,550
966	1,558	2,524		Pacer International, Inc	26,816	43,250	70,066
1,200	1,597	2,797	*	RailAmerica, Inc	13,104	17,439	30,543
3,423	5,609	9,032		Sabre Holdings Corp	80,064	131,218	211,282

				TOTAL TRANSPORTATION SERVICES	688,629	1,151,106	1,839,735

			TRUCKING AND WAREHOUSING - 0.44%
600	1,183	1,783		Arkansas Best Corp	25,818	50,904	76,722
594	956	1,550	*	Celadon Group, Inc	9,884	15,908	25,792
1,336	2,097	3,433		Con-way, Inc	59,880	93,988	153,868
909	1,489	2,398		Forward Air Corp	30,079	49,271	79,350
1,616	2,486	4,102		Heartland Express, Inc	25,339	38,980	64,319
2,869	4,746	7,615		J.B. Hunt Transport Services, Inc	59,589	98,574	158,163
1,380	2,528	3,908		Landstar System, Inc	58,926	107,946	166,872
385	483	868	*	Marten Transport Ltd	6,580	8,254	14,834
672	1,568	2,240	*	Old Dominion Freight Line	20,180	47,087	67,267
400	181	581	*	P.A.M. Transportation Services, Inc	10,024	4,536	14,560
—	1,300	1,300	*	Quality Distribution, Inc		19,136	19,136
399	725	1,124	*	Saia, Inc	13,007	23,635	36,642
900	2,290	3,190	*	SIRVA, Inc	2,394	6,091	8,485
1,374	2,212	3,586	*	Swift Transportation Co, Inc	32,591	52,469	85,060
200	947	1,147	*	U.S. Xpress Enterprises, Inc (Class A)	4,630	21,923	26,553
16,389	27,966	44,355		United Parcel Service, Inc (Class B)	1,179,025	2,011,874	3,190,899
151	243	394	*	Universal Truckload Services, Inc	3,921	6,311	10,232
—	620	620	*	USA Truck, Inc		11,811	11,811
1,281	2,025	3,306		Werner Enterprises, Inc	23,968	37,888	61,856
1,431	2,784	4,215	*	YRC Worldwide, Inc	53,004	103,119	156,123

				TOTAL TRUCKING AND WAREHOUSING	1,618,839	2,809,705	4,428,544

			WATER TRANSPORTATION - 0.06%
1,029	1,934	2,963		Alexander & Baldwin, Inc	45,657	85,812	131,469
796	1,282	2,078	*	American Commercial Lines, Inc	47,322	76,215	123,537

61

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

484	684	1,168	*	Gulfmark Offshore, Inc	15,411	21,779	37,190
359	1,400	1,759		Horizon Lines, Inc	5,995	23,380	29,375
635	1,460	2,095	*	Hornbeck Offshore Services, Inc	21,273	48,910	70,183
1,364	2,178	3,542	*	Kirby Corp	42,734	68,237	110,971
226	338	564		Maritrans, Inc	8,272	12,371	20,643
772	1,293	2,065		Overseas Shipholding Group, Inc	47,686	79,869	127,555

				TOTAL WATER TRANSPORTATION	234,350	416,573	650,923

			WHOLESALE TRADE-DURABLE GOODS - 0.36%
2,330	3,836	6,166		Adesa, Inc	53,846	88,650	142,496
1,111	1,200	2,311		Agilysys, Inc	15,598	16,848	32,446
1,302	1,776	3,078		Applied Industrial Technologies, Inc	31,769	43,334	75,103
3,068	5,073	8,141	*	Arrow Electronics, Inc	84,155	139,152	223,307
884	1,565	2,449		Barnes Group, Inc	15,523	27,481	43,004
1,124	1,810	2,934	*	Beacon Roofing Supply, Inc	22,750	36,634	59,384
700	501	1,201		BlueLinx Holdings, Inc	6,664	4,770	11,434
1,472	2,380	3,852		BorgWarner, Inc	84,154	136,065	220,219
728	1,324	2,052		Building Material Holding Corp	18,943	34,450	53,393
400	590	990		Castle (A.M.) & Co	10,736	15,836	26,572
578	931	1,509	*	Conceptus, Inc	10,225	16,469	26,694
2,908	4,781	7,689	*	Cytyc Corp	71,188	117,039	188,227
604	984	1,588	*	Digi International, Inc	8,154	13,284	21,438
332	1,178	1,510	*	Drew Industries, Inc	8,386	29,756	38,142
818	1,731	2,549	*	Genesis Microchip, Inc	9,628	20,374	30,002
3,161	4,695	7,856		IKON Office Solutions, Inc	42,484	63,101	105,585
3,621	6,456	10,077	*	Ingram Micro, Inc (Class A)	69,378	123,697	193,075
1,245	1,949	3,194	*	Insight Enterprises, Inc	25,659	40,169	65,828
704	1,134	1,838	*	Interline Brands, Inc	17,375	27,987	45,362
440	655	1,095	*	Keystone Automotive Industries, Inc	16,729	24,903	41,632
1,558	2,457	4,015		Knight Transportation, Inc	26,408	41,646	68,054
122	177	299		Lawson Products, Inc	5,114	7,420	12,534
1,160	1,867	3,027	*	LKQ Corp	25,485	41,018	66,503
1,179	1,952	3,131		Martin Marietta Materials, Inc	99,767	165,178	264,945
309	1,033	1,342	*	Merge Technologies, Inc	2,126	7,107	9,233
—	440	440	*	MWI Veterinary Supply, Inc		14,753	14,753
1,158	1,638	2,796		Owens & Minor, Inc	38,087	53,874	91,961
3,578	6,240	9,818	*	Patterson Cos, Inc	120,257	209,726	329,983
1,474	1,947	3,421		PEP Boys-Manny Moe & Jack	18,941	25,019	43,960
1,396	2,101	3,497		Pool Corp	53,746	80,889	134,635
1,667	2,786	4,453	*	PSS World Medical, Inc	33,323	55,692	89,015
1,612	2,704	4,316		Reliance Steel & Aluminum Co	51,810	86,907	138,717
644	1,300	1,944		Ryerson Tull, Inc	14,097	28,457	42,554
1,588	2,647	4,235	*	Tech Data Corp	58,010	96,695	154,705
1,740	1,838	3,578	*	Tyler Technologies, Inc	22,498	23,765	46,263
1,867	3,223	5,090		W.W. Grainger, Inc	125,126	216,005	341,131
1,246	2,007	3,253	*	WESCO International, Inc	72,305	116,466	188,771
441	304	745	*	West Marine, Inc	6,174	4,256	10,430

				TOTAL WHOLESALE TRADE-DURABLE GOODS	1,396,618	2,294,872	3,691,490

62

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares		COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

			WHOLESALE TRADE-NONDURABLE GOODS - 0.79%
1,707	2,813	4,520		Airgas, Inc	61,742	101,746	163,488
1,145	1,844	2,989	*	Akorn, Inc	4,133	6,657	10,790
1,977	3,159	5,136		Alliance One International, Inc	8,106	12,952	21,058
1,194	1,944	3,138	*	Allscripts Healthcare Solutions, Inc	26,805	43,643	70,448
1,496	2,755	4,251		Brown-Forman Corp (Class B)	114,668	211,171	325,839
10,582	18,043	28,625		Cardinal Health, Inc	695,661	1,186,212	1,881,873
873	1,536	2,409	*	Central European Distribution Corp	20,437	35,958	56,395
256	411	667	*	Core-Mark Holding Co, Inc	8,023	12,881	20,904
3,424	6,196	9,620	*	Dean Foods Co	143,876	260,356	404,232
3,432	5,525	8,957	*	Endo Pharmaceuticals Holdings, Inc	111,712	179,839	291,551
200	164	364	*	Green Mountain Coffee Roasters, Inc	7,360	6,035	13,395
797	1,065	1,862	*	Hain Celestial Group, Inc	20,371	27,221	47,592
2,300	4,038	6,338	*	Henry Schein, Inc	115,322	202,465	317,787
300	369	669		Kenneth Cole Productions, Inc (Class A)	7,311	8,993	16,304
648	1,029	1,677		K-Swiss, Inc (Class A)	19,479	30,932	50,411
—	136	136	*	Maui Land & Pineapple Co, Inc		4,035	4,035
1,144	2,393	3,537		Men’s Wearhouse, Inc	42,568	89,044	131,612
685	1,155	1,840		Myers Industries, Inc	11,645	19,635	31,280
331	485	816		Nash Finch Co	7,788	11,412	19,200
4,952	8,334	13,286		Nike, Inc (Class B)	433,894	730,225	1,164,119
1,471	2,249	3,720		Nu Skin Enterprises, Inc (Class A)	25,772	39,402	65,174
278	650	928	*	Nuco2, Inc	7,478	17,485	24,963
377	215	592	*	Perry Ellis International, Inc	11,642	6,639	18,281
11,320	19,408	30,728		Safeway, Inc	343,562	589,033	932,595
596	1,103	1,699	*	School Specialty, Inc	21,033	38,925	59,958
352	597	949	*	Smart & Final, Inc	6,009	10,191	16,200
857	983	1,840	*	Source Interlink Cos, Inc	8,142	9,339	17,481
535	786	1,321		Spartan Stores, Inc	9,042	13,283	22,325
1,173	1,605	2,778		Stride Rite Corp	16,375	22,406	38,781
15,669	26,810	42,479		Sysco Corp	524,128	896,795	1,420,923
2,443	3,407	5,850	*	Terra Industries, Inc	18,836	26,268	45,104
342	514	856		The Andersons, Inc	11,679	17,553	29,232
932	1,489	2,421	*	Tractor Supply Co	44,978	71,859	116,837
1,020	1,745	2,765	*	United Natural Foods, Inc	31,610	54,078	85,688
711	1,425	2,136		United Stationers, Inc	33,069	66,277	99,346
—	356	356		Valhi, Inc		8,277	8,277
340	350	690	*	Volcom, Inc	7,664	7,889	15,553

				TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,981,920	5,077,111	8,059,031

				TOTAL COMMON STOCKS (Cost $775,883,579)	374,452,339	640,672,694	1,015,125,033

			WARRANTS - 0.00% **				—
							—
			COMMUNICATIONS - 0.00% **				—
—	1	1	v*	RCN Corp Wts	—	—	—

				TOTAL COMMUNICATIONS	—	—	—

							—

				TOTAL WARRANTS	—	—	—

				(Cost - $0)
							—

63

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Equity Index Fund Shares	Institutional Equity Index Fund Shares	Combined Pro-Forma Equity Index Fund Shares	COMPANY	Retail Equity Index Fund Value	Institutional Equity Index Fund Value	Combined Pro-Forma Equity Index Fund Value

						—
	PRINCIPAL		ISSUER			—

						—
			SHORT-TERM INVESTMENTS - 0.08%			—
			U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.08%			—
$—	840,000	840,000	Federal Home Loan Bank (FHLB) 4.750%, 10/02/06	—	840,000	840,000

			TOTAL SHORT-TERM INVESTMENTS (Cost $839,889)	—	840,000	840,000

			TOTAL PORTFOLIO - 99.91% (Cost $776,723,468)	374,452,339	641,512,694	1,015,965,033

			OTHER ASSETS & LIABILITIES, NET - 0.09%	360,702	537,779	898,481

			NET ASSETS - 100.00%	$374,813,041	$642,050,473	$1,016,863,514

*	Non-income producing
**	Percentage represents less than 0.01%

b	In bankruptcy

d	All or a portion of these securities have beeen segregated by the custodian to cover margin or other requirements on open futures contracts.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

64

Retail Equity Index Fund / Institutional Equity Index Fund
Pro Forma Combining Statement of Assets & Liabilities (unaudited)
September 30, 2006

	Retail Equity Index Fund	Institutional Equity Index Fund	Adjustments to Pro Forma	Institutional Equity Index Fund (new) Pro Forma (Combined)

ASSETS
Portfolio investments, at value	$374,452,339	$641,512,694	$—	$1,015,965,033
Receivable for securities transactions	1,467,408	32,288	—	1,499,696
Receivable from Fund shares sold	28,442	365,944	—	394,386
Dividends and interest receivable	476,888	691,431	—	1,168,319
Due from investment advisor		46,303		46,303

Total assets	376,425,077	642,648,660	—	1,019,073,737

LIABILITIES
Management fees payable	79,355	20,916	—	100,271
Service agreement fees payable	—	372	—	372
Due to affiliates	11,317	68,364	—	79,681
Cash overdrafts	1,283,827	336,183	—	1,620,010
Payable for securities transactions	41,370	71,409	—	112,779
Payable for Fund shares redeemed	196,167	100,062	—	296,229
Payable for variation margin on open futures		881		881

Total liabilities	1,612,036	598,187	—	2,210,223

Net Assets	$374,813,041	$642,050,473	$—	$1,016,863,514

Net Assets by Class:
Retirement Class	$—	$1,909,035	$—	$1,909,035
Institutional Class	$—	$633,026,848	$—	$633,026,848
Retail Class	$374,813,041	$7,114,590	$—	$381,927,631

	$374,813,041	$642,050,473	$—	$1,016,863,514

Shares Outstanding by Class:
Retirement Class	—	186,356	—	186,356
Institutional Class	—	62,709,101	—	62,709,101
Retail Class	38,801,945	694,047	(2,237,945)	37,258,047

	38,801,945	63,589,504	(2,237,945)	100,153,504

Net Asset Value per Share by Class:
Retirement Class	$—	$10.24	$—	$10.24
Institutional Class	$—	$10.09	$—	$10.09
Retail Class	$9.66	$10.25	$—	$10.25

Retail Equity Index Fund / Institutional Equity Index Fund
Pro Forma Combining Statement of Operations (unaudited)
Twelve Month Period Ending September 30, 2006

	Retail Equity Index Fund	Institutional Equity Index Fund	Adjustments to Pro Forma	Institutional Equity Index Fund (new) Pro Forma (Combined)

Investment Income:
Interest	$7,636	$138,399	$—	$146,035
Dividends	$6,690,219	11,270,502	—	17,960,721
Foreign taxes withheld	(209)	(330)	—	(539)

Total Income	6,697,646	11,408,571	—	18,106,217

Expenses
Investment management fees	$958,065	$250,928	$(805,327)	$403,666
Service Agreement Fees - Retirement Class	—	1,588	—	1,588
Service Agreement Fees - Institutional Class	—	40,939	(40,939)	—
Distribution fees - Retail Class	—	534	840,227	840,761
Custody fees	—	42,073	19,861	61,934
Audit fees	—	45,268	—	45,268
Registration fees - Retirement Class	—	21,793	(21,793)	—
Registration fees - Institutional Class	—	24,407	(24,407)	—
Registration fees - Retail Class	—	23,098	(23,098)	—
Registration fees	—	—	35,000	35,000
Trustee fees and expenses	4,102	4,711	(4,102)	4,711
Fund administration fees	—	20,522	—	20,522
Transfer Agency fees and expenses - Retirement Class	—	820	—	820
Transfer Agency fees and expenses - Institutional Class	—	3,201	—	3,201
Transfer Agency fees and expenses - Retail Class	—	1,058	484,910	485,968
Report printing and mailing fees - Retirement Class	—	1,266	(1,266)	—
Report printing and mailing fees - Institutional Class	—	18,190	(18,190)	—
Report printing and mailing fees - Retail Class	—	1,651	(1,651)	—
Report printing and mailing fees	—	—	70,080	70,080
Legal fees	—	7,346	—	7,346
Interest	9,845	16,375	(9,845)	16,375

Total expenses before expense reimbursement	972,012	525,768	499,460	1,997,240
Less expenses reimbursed by the investment advisor	—	(46,303)	46,303	—
Fees waived by investment advisor and TPIS		(534)	(840,227)	(840,761)

Net expenses	972,012	478,931	(294,464)	1,156,479

Net investment income	5,725,634	10,929,640	294,464	16,949,938

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from:
Security transactions	7,874,541	39,907,935	—	47,782,476
Futures transactions	7,445	185,648	—	193,093

Net realized gain/(loss) on investments	7,881,986	40,093,583	—	47,975,569

Change in unrealized appreciation/(depreciation) on:

Securities	21,293,989	9,875,766	—	31,169,755
Futures transactions	—	(237)	—	(237)

Net change in unrealized appreciation/(depreciation) of investments	21,293,989	9,875,529	—	31,169,518

Net realized and unrealized gain/(loss) on investments	29,175,975	49,969,112	—	79,145,087

Net Increase/(Decrease) in Net Assets Resulting From Operations	$34,901,609	$60,898,752	$294,464	96,094,825

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

RETAIL SOCIAL CHOICE EQUITY FUND/INSTITUTIONAL SOCIAL CHOICE EQUITY FUND
PRO-FORMA COMBINING SCHEDULE OF INVESTMENT (Unaudited)
September 30, 2006

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

			COMMON STOCKS - 99.81%

			AGRICULTURAL PRODUCTION-CROPS - 0.01%
22	2,300	2,322		Chiquita Brands International, Inc	$294	$30,774	$31,068

				TOTAL AGRICULTURAL PRODUCTION-CROPS	294	30,774	31,068

			AMUSEMENT AND RECREATION SERVICES - 0.01%
—	500	500		International Speedway Corp (Class A)	—	24,920	24,920

				TOTAL AMUSEMENT AND RECREATION SERVICES	—	24,920	24,920

			APPAREL AND ACCESSORY STORES - 0.83%
2,100	2,435	4,535		American Eagle Outfitters, Inc	92,043	106,726	198,769
400	700	1,100	*	AnnTaylor Stores Corp	16,744	29,302	46,046
801	964	1,765		Bebe Stores, Inc	19,849	23,888	43,737
871	—	871	*	Charming Shoppes, Inc	12,438	—	12,438
2,890	3,600	6,490	*	Chico’s FAS, Inc	62,222	77,508	139,730
2,765	3,700	6,465		Foot Locker, Inc	69,816	93,425	163,241
13,478	19,000	32,478		Gap, Inc	255,408	360,050	615,458
5,151	7,943	13,094	*	Kohl’s Corp	334,403	515,660	850,063
7,247	10,436	17,683		Limited Brands, Inc	191,973	276,450	468,423
4,148	6,100	10,248		Nordstrom, Inc	175,460	258,030	433,490
151	—	151	*	Payless Shoesource, Inc	3,760	—	3,760
2,144	2,400	4,544		Ross Stores, Inc	54,479	60,984	115,463
450	1,050	1,500		Stage Stores, Inc	13,203	30,807	44,010
2,031	2,511	4,542	*	Urban Outfitters, Inc	35,928	44,420	80,348

				TOTAL APPAREL AND ACCESSORY STORES	1,337,726	1,877,250	3,214,976

			APPAREL AND OTHER TEXTILE PRODUCTS - 0.15%
—	100	100	*	Columbia Sportswear Co	—	5,583	5,583
900	1,100	2,000	*	Hartmarx Corp	6,093	7,447	13,540
100	1,500	1,600		Kellwood Co	2,883	43,245	46,128
1,619	2,076	3,695		Liz Claiborne, Inc	63,967	82,023	145,990
—	100	100		Phillips-Van Heusen Corp	—	4,177	4,177
700	1,200	1,900		Polo Ralph Lauren Corp	45,283	77,628	122,911
600	2,800	3,400		VF Corp	43,770	204,260	248,030

				TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	161,996	424,363	586,359

			AUTO REPAIR, SERVICES AND PARKING - 0.02%
567	400	967		Bandag, Inc	23,270	16,416	39,686
248	160	408		Central Parking Corp	4,092	2,640	6,732
68	200	268		Ryder System, Inc	3,514	10,336	13,850

1

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

—	800	800	*	Wright Express Corp	—	19,248	19,248

				TOTAL AUTO REPAIR, SERVICES AND PARKING	30,876	48,640	79,516

			AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.06%
—	700	700		Advance Auto Parts	—	23,058	23,058
337	500	837	*	Autozone, Inc	34,812	51,650	86,462
435	1,102	1,537	*	Carmax, Inc	18,144	45,964	64,108
400	500	900	*	Copart, Inc	11,276	14,095	25,371
600	1,500	2,100	*	Rush Enterprises, Inc (Class A)	10,008	25,020	35,028

				TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	74,240	159,787	234,027

			BUILDING MATERIALS AND GARDEN SUPPLIES - 1.13%
852	900	1,752		Fastenal Co	32,862	34,713	67,575
32,484	44,800	77,284		Home Depot, Inc	1,178,195	1,624,896	2,803,091
22,800	31,900	54,700		Lowe’s Cos, Inc	639,768	895,114	1,534,882

				TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,850,825	2,554,723	4,405,548

			BUSINESS SERVICES - 6.43%
202	—	202	*	24/7 Real Media, Inc	1,725	—	1,725
5,432	6,184	11,616	*	3Com Corp	23,955	27,271	51,226
6,064	7,440	13,504	*	Activision, Inc	91,566	112,344	203,910
302	425	727		Administaff, Inc	10,177	14,322	24,499
8,249	11,388	19,637	*	Adobe Systems, Inc	308,925	426,481	735,406
2,519	3,132	5,651	*	Akamai Technologies, Inc	125,925	156,569	282,494
1,014	1,281	2,295	*	Alliance Data Systems Corp	55,963	70,698	126,661
326	509	835	*	aQuantive, Inc	7,700	12,023	19,723
800	3,095	3,895	*	Ariba, Inc	5,992	23,182	29,174
2,815	4,319	7,134	*	Art Technology Group, Inc	7,206	11,057	18,263
—	200	200	*	Aspen Technology, Inc	—	2,184	2,184
888	1,070	1,958	*	Audible, Inc	6,447	7,768	14,215
3,858	5,416	9,274	*	Autodesk, Inc	134,181	188,368	322,549
15,483	21,500	36,983		Automatic Data Processing, Inc	732,965	1,017,810	1,750,775
49	—	49	*	Avocent Corp	1,476	—	1,476
6,868	8,521	15,389	*	BEA Systems, Inc	104,394	129,519	233,913
3,286	4,152	7,438	*	BearingPoint, Inc	25,828	32,635	58,463
858	2,400	3,258	*	BISYS Group, Inc	9,318	26,064	35,382
358	521	879	*	Blue Coat Systems, Inc	6,448	9,383	15,831
—	2,600	2,600	*	Bottomline Technologies, Inc	—	25,376	25,376
—	400	400		Brink’s Co	—	21,224	21,224
689	1,346	2,035	*	Cerner Corp	31,281	61,108	92,389
1,200	1,300	2,500	*	Checkfree Corp	49,584	53,716	103,300
612	5,359	5,971	*	Ciber, Inc	4,058	35,530	39,588
888	1,115	2,003	*	Click Commerce, Inc	20,087	25,221	45,308
17,828	24,286	42,114	*	CMGI, Inc	18,898	25,743	44,641
2,668	3,077	5,745	*	CNET Networks, Inc	25,559	29,478	55,037

2

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

1,465	3,269	4,734	*	Cogent Communications Group, Inc	16,979	37,888	54,867
2,191	2,751	4,942	*	Cogent, Inc	30,082	37,771	67,853
5,069	6,385	11,454	*	Compuware Corp	39,488	49,739	89,227
1,964	2,600	4,564	*	Convergys Corp	40,557	53,690	94,247
100	200	300	*	CSG Systems International, Inc	2,643	5,286	7,929
842	900	1,742		Deluxe Corp	14,398	15,390	29,788
100	—	100	*	Digital Insight Corp	2,932	—	2,932
261	381	642	*	Digital River, Inc	13,342	19,477	32,819
764	700	1,464	*	DST Systems, Inc	47,116	43,169	90,285
400	100	500	*	Earthlink, Inc	2,908	727	3,635
17,234	22,706	39,940	*	eBay, Inc	488,756	643,942	1,132,698
196	—	196	*	Eclipsys Corp	3,510	—	3,510
43	500	543	*	eFunds Corp	1,040	12,090	13,130
4,897	6,724	11,621	*	Electronic Arts, Inc	272,665	374,392	647,057
3,757	4,483	8,240	*	Emdeon Corp	43,994	52,496	96,490
714	899	1,613	*	Equinix, Inc	42,911	54,030	96,941
2,861	3,679	6,540	*	Evergreen Energy, Inc	30,069	38,666	68,735
3,843	4,729	8,572	*	Expedia, Inc	60,258	74,151	134,409
300	900	1,200		Fair Isaac Corp	10,971	32,913	43,884
400	400	800	*	First Advantage Corp	8,344	8,344	16,688
3,936	5,885	9,821	*	Fiserv, Inc	185,346	277,125	462,471
50	130	180	*	Gartner, Inc (Class A)	880	2,287	3,167
—	1,300	1,300	*	Gerber Scientific, Inc	—	19,474	19,474
1,054	1,325	2,379	*	Getty Images, Inc	52,363	65,826	118,189
2,553	3,875	6,428	*	Google, Inc (Class A)	1,026,051	1,557,362	2,583,413
295	—	295	*	Hudson Highland Group, Inc	2,891	—	2,891
366	1,385	1,751	*	iGate Corp	1,808	6,842	8,650
3,736	4,488	8,224		IMS Health, Inc	99,527	119,560	219,087
2,300	2,100	4,400	*	Infocrossing, Inc	30,843	28,161	59,004
1,705	2,201	3,906	*	Informatica Corp	23,171	29,912	53,083
—	2,000	2,000		infoUSA, Inc	—	16,600	16,600
7,966	12,950	20,916	*	Innovative Solutions & Support, Inc	115,746	188,163	303,909
—	1,100	1,100	*	Interactive Data Corp	—	21,945	21,945
1,907	2,626	4,533	*	Internap Network Services Corp	29,025	39,968	68,993
—	500	500	*	Internet Security Systems, Inc	—	13,880	13,880
4,136	8,254	12,390	*	Intuit, Inc	132,724	264,871	397,595
1,900	1,900	3,800	*	Ipass, Inc	8,892	8,892	17,784
1,277	2,849	4,126	*	Iron Mountain, Inc	54,834	122,336	177,170
620	700	1,320		Jack Henry & Associates, Inc	13,497	15,239	28,736
328	258	586	*	Jupitermedia Corp	2,840	2,234	5,074
600	606	1,206	*	Kanbay International, Inc	12,336	12,459	24,795
861	900	1,761	*	Kinetic Concepts, Inc	27,087	28,314	55,401
938	2,200	3,138	*	Lamar Advertising Co	50,099	117,502	167,601
2,204	3,041	5,245	*	Lawson Software, Inc	15,979	22,047	38,026
801	1,662	2,463	*	Lionbridge Technologies	6,112	12,681	18,793

3

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

1,013	1,600	2,613		Manpower, Inc	62,067	98,032	160,099
900	1,100	2,000	*	Marchex, Inc	13,806	16,874	30,680
746	1,148	1,894	*	Mentor Graphics Corp	10,504	16,164	26,668
114,821	181,124	295,945		Microsoft Corp	3,138,058	4,950,119	8,088,177
1,574	2,009	3,583	*	Midway Games, Inc	13,820	17,639	31,459
1,644	4,108	5,752		MoneyGram International, Inc	47,775	119,378	167,153
1,966	2,478	4,444	*	Monster Worldwide, Inc	71,150	89,679	160,829
—	900	900	*	MPS Group, Inc	—	13,599	13,599
—	1,500	1,500	*	Ness Technologies, Inc	—	20,025	20,025
1,102	1,078	2,180	*	NIC, Inc	5,675	5,552	11,227
6,916	8,720	15,636	*	Novell, Inc	42,326	53,366	95,692
2,906	3,680	6,586	*	Nuance Communications, Inc	23,742	30,066	53,808
4,313	5,700	10,013		Omnicom Group, Inc	403,697	533,520	937,217
1,848	2,759	4,607	*	Opsware, Inc	16,650	24,859	41,509
687	905	1,592	*	Parametric Technology Corp	11,995	15,801	27,796
1,100	—	1,100		QAD, Inc	8,888	—	8,888
—	1,217	1,217	*	PeopleSupport, Inc	—	22,514	22,514
—	500	500	*	Portfolio Recovery Associates, Inc	—	21,935	21,935
1,390	1,835	3,225	*	Quest Software, Inc	19,849	26,204	46,053
1,527	2,267	3,794	*	RealNetworks, Inc	16,201	24,053	40,254
—	600	600		Reynolds & Reynolds Co (Class A)	—	23,706	23,706
2,625	2,793	5,418		Robert Half International, Inc	89,171	94,878	184,049
1,832	2,208	4,040	*	Salesforce.com, Inc	65,732	79,223	144,955
4,349	5,496	9,845	*	Sapient Corp	23,702	29,953	53,655
48	6,300	6,348		ServiceMaster Co	538	70,623	71,161
399	810	1,209	*	Smith Micro Software, Inc	5,738	11,648	17,386
350	533	883	*	Sohu.com, Inc	7,707	11,737	19,444
7,211	9,422	16,633	*	Sonus Networks, Inc	37,930	49,560	87,490
1,789	1,308	3,097	*	Spherion Corp	12,791	9,352	22,143
3,200	3,800	7,000		Startek, Inc	39,904	47,386	87,290
56,610	70,847	127,457	*	Sun Microsystems, Inc	281,352	352,110	633,462
1,000	1,200	2,200	*	SYKES Enterprises, Inc	20,350	24,420	44,770
17,596	22,149	39,745	*	Symantec Corp	374,443	471,331	845,774
—	1,200	1,200	*	SYNNEX Corp	—	27,612	27,612
—	500	500	*	TeleTech Holdings, Inc	—	7,815	7,815
4,220	5,725	9,945	*	TIBCO Software, Inc	37,896	51,411	89,307
2,725	4,133	6,858	*	Tiens Biotech Group USA, Inc	7,903	11,986	19,889
1,828	2,900	4,728		Total System Services, Inc	41,733	66,207	107,940
175	400	575	*	Travelzoo, Inc	5,044	11,528	16,572
580	397	977	*	Trizetto Group, Inc	8,781	6,011	14,792
5,669	7,400	13,069	*	Unisys Corp	32,087	41,884	73,971
1,246	1,695	2,941		United Online, Inc	15,176	20,645	35,821
935	1,408	2,343	*	United Rentals, Inc	21,739	32,736	54,475
600	700	1,300	*	Universal Compression Holdings, Inc	32,070	37,415	69,485
1,335	999	2,334	*	Vasco Data Security International	13,831	10,350	24,181

4

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

4,563	5,277	9,840	*	VeriSign, Inc	92,173	106,595	198,768
—	600	600		Viad Corp	—	21,246	21,246
200	600	800	*	WebEx Communications, Inc	7,804	23,412	31,216

				TOTAL BUSINESS SERVICES	10,056,470	14,945,074	25,001,544

			CHEMICALS AND ALLIED PRODUCTS - 10.14%
25,277	42,648	67,925		Abbott Laboratories	1,227,451	2,070,987	3,298,438
2,685	3,308	5,993	*	Abraxis BioScience, Inc	74,589	91,896	166,485
—	1,100	1,100	*	Adams Respiratory Therapeutics, Inc	—	40,249	40,249
354	300	654	*	Adolor Corp	4,910	4,161	9,071
1,973	4,069	6,042	*	ADVENTRX Pharmaceuticals, Inc	5,406	11,149	16,555
8,213	11,300	19,513		Air Products & Chemicals, Inc	545,097	749,981	1,295,078
64	100	164	*	Alexion Pharmaceuticals, Inc	2,175	3,398	5,573
809	300	1,109	*	Alkermes, Inc	12,823	4,755	17,578
19,591	25,924	45,515	*	Amgen, Inc	1,401,344	1,854,344	3,255,688
1,260	677	1,937	*	Arena Pharmaceuticals, Inc	15,095	8,110	23,205
300	694	994	*	Array Biopharma, Inc	2,556	5,913	8,469
392	505	897	*	Atherogenics, Inc	5,163	6,651	11,814
475		475	*	AVANIR Pharmaceuticals	3,287	—	3,287
3,718	5,100	8,818		Avery Dennison Corp	223,712	306,867	530,579
112		112	*	AVI BioPharma, Inc	407	—	407
6,444	7,900	14,344		Avon Products, Inc	197,573	242,214	439,787
450	—	450		Balchem Corp	8,906	—	8,906
2,656	4,225	6,881	*	Barr Pharmaceuticals, Inc	137,953	219,446	357,399
1,749	2,722	4,471	*	Bentley Pharmaceuticals, Inc	20,988	32,664	53,652
2,200	4,400	6,600	*	Bioenvision, Inc	12,122	24,244	36,366
812	1,300	2,112	*	BioMarin Pharmaceuticals, Inc	11,555	18,499	30,054
—	2,600	2,600	*	Bradley Pharmaceuticals, Inc	—	41,392	41,392
30,664	49,875	80,539		Bristol-Myers Squibb Co	764,147	1,242,885	2,007,032
1,225	1,600	2,825		Cabot Corp	45,570	59,520	105,090
1,400	3,600	5,000		Calgon Carbon Corp	6,188	15,912	22,100
1,400	—	1,400	*	Caraco Pharmaceutical Laboratories Ltd	14,224	—	14,224
2,008	2,026	4,034	*	Cell Genesys, Inc	9,177	9,259	18,436
822	900	1,722	*	Cephalon, Inc	50,759	55,575	106,334
600	300	900	*	Charles River Laboratories International, Inc	26,046	13,023	39,069
1,623	1,600	3,223		Clorox Co	102,249	100,800	203,049
10,194	14,000	24,194		Colgate-Palmolive Co	633,047	869,400	1,502,447
1,271	1,255	2,526	*	Combinatorx, Inc	7,918	7,819	15,737
1,600	1,700	3,300	*	Connetics Corp	17,440	18,530	35,970
811	632	1,443	*	Cotherix, Inc	5,726	4,462	10,188
—	400	400	*	Cypress Bioscience, Inc	—	2,920	2,920
1,400	1,200	2,600		Dade Behring Holdings, Inc	56,224	48,192	104,416
3,385	3,780	7,165	*	Dendreon Corp	15,131	16,897	32,028
298	282	580	*	Digene Corp	12,859	12,168	25,027
5,738	6,334	12,072	*	Durect Corp	23,526	25,969	49,495

5

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

6,992	8,800	15,792		Ecolab, Inc	299,397	376,816	676,213
828	563	1,391	*	Encysive Pharmaceuticals, Inc	3,560	2,421	5,981
700	2,535	3,235	*	Enzon Pharmaceuticals, Inc	5,775	20,914	26,689
—	700	700		Estee Lauder Cos (Class A)	—	28,231	28,231
7,198	9,735	16,933	*	Forest Laboratories, Inc	364,291	492,688	856,979
6,647	12,691	19,338	*	Genentech, Inc	549,707	1,049,546	1,599,253
4,347	6,001	10,348	*	Genzyme Corp	293,292	404,887	698,179
860	500	1,360	*	Geron Corp	5,392	3,135	8,527
7,506	9,714	17,220	*	Gilead Sciences, Inc	515,662	667,352	1,183,014
136	600	736		H.B. Fuller Co	3,188	14,064	17,252
1,041	2,601	3,642	*	Hospira, Inc	39,839	99,540	139,379
1,961	2,587	4,548	*	Human Genome Sciences, Inc	22,630	29,854	52,484
1,486	3,065	4,551	*	Huntsman Corp	27,045	55,783	82,828
595	—	595	*	Idenix Pharmaceuticals, Inc	5,772	—	5,772
159	300	459	*	Idexx Laboratories, Inc	14,491	27,342	41,833
—	1,131	1,131	*	Immucor, Inc	—	25,346	25,346
1,545	1,657	3,202	*	Inverness Medical Innovations, Inc	53,704	57,597	111,301
800	1,000	1,800	*	Invitrogen Corp	50,728	63,410	114,138
6,847	9,100	15,947	*	King Pharmaceuticals, Inc	116,604	154,973	271,577
903	1,137	2,040	*	Kos Pharmaceuticals, Inc	44,626	56,191	100,817
1,200	1,500	2,700		Lubrizol Corp	54,876	68,595	123,471
1,851	2,607	4,458		Mannatech, Inc	32,800	46,196	78,996
1,010	830	1,840	*	Medarex, Inc	10,847	8,914	19,761
1,712	2,600	4,312		Medicis Pharmaceutical Corp (Class A)	55,383	84,110	139,493
3,855	4,741	8,596	*	Medimmune, Inc	112,605	138,485	251,090
43,148	57,242	100,390		Merck & Co, Inc	1,807,901	2,398,440	4,206,341
688	600	1,288	*	MGI Pharma, Inc	11,840	10,326	22,166
4,469	4,400	8,869	*	Millennium Pharmaceuticals, Inc	44,467	43,780	88,247
7,494	10,525	18,019		Mylan Laboratories, Inc	150,854	211,868	362,722
130	400	530	*	Myogen, Inc	4,560	14,032	18,592
573	1,200	1,773	*	Nabi Biopharmaceuticals	3,312	6,936	10,248
1,484	2,675	4,159	*	Nastech Pharmaceutical Co, Inc	22,646	40,820	63,466
700	1,100	1,800	*	NBTY, Inc	20,489	32,197	52,686
2,019	2,588	4,607	*	Neurocrine Biosciences, Inc	21,704	27,821	49,525
1,937	2,329	4,266	*	Noven Pharmaceuticals, Inc	46,720	56,175	102,895
217	100	317	*	NPS Pharmaceuticals, Inc	827	381	1,208
700	800	1,500	*	Nuvelo, Inc	12,768	14,592	27,360
319	100	419	*	OraSure Technologies, Inc	2,565	804	3,369
751	1,042	1,793	*	Pacific Ethanol, Inc	10,544	14,630	25,174
900	1,200	2,100	*	Par Pharmaceutical Cos, Inc	16,416	21,888	38,304
1,466	1,500	2,966	*	PDL BioPharma, Inc	28,147	28,800	56,947
2,010	2,000	4,010	*	Penwest Pharmaceuticals Co	33,467	33,300	66,767
4,279	4,967	9,246		Perrigo Co	72,615	84,290	156,905
1,200	1,400	2,600	*	Pharmion Corp	25,860	30,170	56,030
924	1,000	1,924	*	Pozen, Inc	11,883	12,860	24,743

6

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

1,403	7,652	9,055		PPG Industries, Inc	94,113	513,296	607,409
10,918	15,800	26,718		Praxair, Inc	645,909	934,728	1,580,637
1,133	2,082	3,215	*	Prestige Brands Holdings, Inc	12,622	23,193	35,815
53,557	70,169	123,726		Procter & Gamble Co	3,319,463	4,349,075	7,668,538
937	600	1,537	*	Progenics Pharmaceuticals, Inc	21,982	14,076	36,058
617	1,526	2,143	*	Renovis, Inc	8,490	20,998	29,488
6,483	8,200	14,683		Rohm & Haas Co	306,970	388,270	695,240
2,600	3,700	6,300		RPM International, Inc	49,374	70,263	119,637
1,668	1,305	2,973	*	Salix Pharmaceuticals Ltd	22,618	17,696	40,314
23,272	41,073	64,345		Schering-Plough Corp	514,078	907,303	1,421,381
—	1,000	1,000	*	Sciele Pharma, Inc	—	18,840	18,840
1,235	1,600	2,835	*	Sepracor, Inc	59,823	77,504	137,327
2,106	2,400	4,506		Sigma-Aldrich Corp	159,361	181,608	340,969
1,261	2,013	3,274	*	Sirna Therapeutics, Inc	7,024	11,212	18,236
109	—	109	*	Somaxon Pharmaceuticals, Inc	1,342	—	1,342
1,211	887	2,098	*	SuperGen, Inc	5,643	4,133	9,776
530	300	830	*	Tanox, Inc	6,265	3,546	9,811
235	—	235	*	United Therapeutics Corp	12,347	—	12,347
962	1,208	2,170	*	USANA Health Sciences, Inc	42,896	53,865	96,761
2,200	1,400	3,600		Valspar Corp	58,520	37,240	95,760
1,302	1,595	2,897	*	VCA Antech, Inc	46,950	57,516	104,466
1,138	1,527	2,665	*	Vertex Pharmaceuticals, Inc	38,294	51,384	89,678
3,448	5,000	8,448	*	Watson Pharmaceuticals, Inc	90,234	130,850	221,084
400	1,903	2,303	*	Zymogenetics, Inc	6,748	32,104	38,852

				TOTAL CHEMICALS AND ALLIED PRODUCTS	16,266,208	23,199,451	39,465,659

			COMMUNICATIONS - 5.14%
6,049	7,600	13,649		Alltel Corp	335,720	421,800	757,520
4,800	6,600	11,400	*	American Tower Corp (Class A)	175,200	240,900	416,100
—	500	500		Anixter International, Inc	—	28,235	28,235
59,268	81,425	140,693		AT&T, Inc	1,929,766	2,651,198	4,580,964
27,532	38,600	66,132		BellSouth Corp	1,176,993	1,650,150	2,827,143
3,966	5,254	9,220		Cablevision Systems Corp (Class A)	90,068	119,318	209,386
5,900	9,400	15,300		Citadel Broadcasting Corp	55,460	88,360	143,820
—	800	800		Citizens Communications Co	—	11,232	11,232
968	—	968	*	Covad Communications Group, Inc	1,442	—	1,442
—	200	200	*	Cox Radio, Inc (Class A)	—	3,070	3,070
1,500	1,400	2,900	*	Crown Castle International Corp	52,860	49,336	102,196
1,653	3,205	4,858	*	Crown Media Holdings, Inc (Class A)	7,422	14,390	21,812
—	924	924	*	Dobson Communications Corp (Class A)	—	6,486	6,486
864	2,279	3,143		Embarq Corp	41,792	110,257	152,049
400	1,800	2,200		Entercom Communications Corp	10,080	45,360	55,440
500	—	500	*	Entravision Communications Corp (Class A)	3,720	—	3,720
602	1,036	1,638	*	FiberTower Corp	5,689	9,790	15,479
400	—	400	*	Fisher Communications, Inc	16,620	—	16,620

7

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

421	1,100	1,521		Global Payments, Inc	18,528	48,411	66,939
2,200	3,000	5,200		Gray Television, Inc	14,102	19,230	33,332
—	1,000	1,000		Hearst-Argyle Television, Inc	—	22,950	22,950
3,430	7,181	10,611	*	IAC/InterActiveCorp	98,647	206,526	305,173
7,237	14,764	22,001	*	Level 3 Communications, Inc	38,718	78,987	117,705
9,835	12,815	22,650	*	Liberty Global, Inc	253,153	329,858	583,011
4,375	5,992	10,367	*	Liberty Media Holding Corp (Capital)	365,619	500,751	866,370
10,483	15,864	26,347	*	Liberty Media Holding Corp (Interactive)	213,644	323,308	536,952
2,100	5,700	7,800	*	Lin TV Corp (Class A)	16,338	44,346	60,684
1,600	—	1,600	*	Mediacom Communications Corp	11,392	—	11,392
384	425	809	*	NeuStar, Inc	10,656	11,794	22,450
1,800	2,100	3,900	*	NII Holdings, Inc (Class B)	111,888	130,536	242,424
1,042	1,238	2,280	*	Novatel Wireless, Inc	10,034	11,922	21,956
659	1,061	1,720	*	Pegasus Wireless Corp	402	647	1,049
1,179	2,199	3,378	*	Radio One, Inc (Class D)	7,369	13,744	21,113
400	—	400		Salem Communications Corp (Class A)	4,524	—	4,524
350	609	959	*	SAVVIS, Inc	9,975	17,357	27,332
285	516	801	*	SBA Communications Corp	6,934	12,554	19,488
2,000	3,870	5,870	*	Spanish Broadcasting System, Inc (Class A)	8,740	16,912	25,652
37,789	54,611	92,400		Sprint Nextel Corp	648,081	936,579	1,584,660
—	350	350	*	Terremark Worldwide, Inc	—	1,943	1,943
2,625	3,839	6,464	*	TiVo, Inc	19,924	29,138	49,062
4,861	7,500	12,361	*	Univision Communications, Inc (Class A)	166,927	257,550	424,477
208	—	208		USA Mobility, Inc	4,751	—	4,751
46,176	67,431	113,607		Verizon Communications, Inc	1,714,515	2,503,713	4,218,228
6,996	18,446	25,442	*	Viacom, Inc	260,111	685,822	945,933
142	905	1,047	*	West Corp	6,859	43,712	50,571
6,254	7,857	14,111		Windstream Corp	82,490	103,634	186,124
—	8,300	8,300	*	Wireless Facilities, Inc	—	17,762	17,762
5,905	7,420	13,325	*	XM Satellite Radio Holdings, Inc	76,115	95,644	171,759

				TOTAL COMMUNICATIONS	8,083,268	11,915,212	19,998,480

			DEPOSITORY INSTITUTIONS - 10.62%
8,493	9,700	18,193		AmSouth Bancorp	246,637	281,688	528,325
59,586	98,306	157,892		Bank of America Corp	3,192,022	5,266,252	8,458,274
14,107	18,600	32,707		BB&T Corp	617,604	814,308	1,431,912
20,771	—	20,771		Cadence Financial Corp	421,028	—	421,028
4,369	5,300	9,669		Comerica, Inc	248,683	301,676	550,359
400	700	1,100		Commerce Bancorp, Inc	14,684	25,697	40,381
400	1,400	1,800		Compass Bancshares, Inc	22,792	79,772	102,564
14,358	18,583	32,941		Fifth Third Bancorp	546,753	707,641	1,254,394
1,200	1,800	3,000		First Horizon National Corp	45,612	68,418	114,030
1,700	6,100	7,800		Fremont General Corp	23,783	85,339	109,122
5,088	8,800	13,888		Golden West Financial Corp	393,048	679,800	1,072,848
—	6,300	6,300		Hudson City Bancorp, Inc	—	83,475	83,475

8

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

1,191	1,600	2,791		IndyMac Bancorp, Inc	49,022	65,856	114,878
11,672	14,400	26,072		Keycorp	437,000	539,136	976,136
1,600	2,200	3,800		M&T Bank Corp	191,936	263,912	455,848
4,800	5,900	10,700		Marshall & Ilsley Corp	231,264	284,262	515,526
10,665	12,500	23,165		Mellon Financial Corp	417,002	488,750	905,752
17,280	21,684	38,964		National City Corp	632,448	793,634	1,426,082
2,400	3,133	5,533		New York Community Bancorp, Inc	39,312	51,319	90,631
9,302	12,532	21,834		North Fork Bancorporation, Inc	266,409	358,916	625,325
3,981	5,000	8,981		Northern Trust Corp	232,610	292,150	524,760
7,664	10,300	17,964		PNC Financial Services Group, Inc	555,180	746,132	1,301,312
4,720	4,674	9,394		Popular, Inc	91,757	90,863	182,620
1,000	2,800	3,800		R & G Financial Corp (Class B)	7,450	20,860	28,310
13,454	16,732	30,186		Regions Financial Corp	494,973	615,570	1,110,543
4,092	7,585	11,677		Sovereign Bancorp, Inc	88,019	163,153	251,172
7,399	9,500	16,899		State Street Corp	461,698	592,800	1,054,498
9,054	12,300	21,354		SunTrust Banks, Inc	699,693	950,544	1,650,237
100	—	100	*	Superior Bancorp	1,150	—	1,150
5,386	8,000	13,386		Synovus Financial Corp	158,187	234,960	393,147
1,400	1,896	3,296		TD Banknorth, Inc	40,432	54,756	95,188
1,800	2,300	4,100		UnionBanCal Corp	109,620	140,070	249,690
40,458	55,700	96,158		US Bancorp	1,344,015	1,850,354	3,194,369
30,695	45,468	76,163		Wachovia Corp	1,712,781	2,537,114	4,249,895
23,057	32,343	55,400		Washington Mutual, Inc	1,002,288	1,405,950	2,408,238
57,098	83,818	140,916		Wells Fargo & Co	2,065,806	3,032,535	5,098,341
1,300	1,416	2,716		Zions Bancorporation	103,753	113,011	216,764

				TOTAL DEPOSITORY INSTITUTIONS	17,206,451	24,080,673	41,287,124

			EATING AND DRINKING PLACES - 1.33%
2,300	4,900	7,200	*	AFC Enterprises	33,212	70,756	103,968
1,000	1,350	2,350		Applebees International, Inc	21,510	29,038	50,548
—	800	800		Bob Evans Farms, Inc	—	24,224	24,224
3,240	4,150	7,390		Darden Restaurants, Inc	137,603	176,251	313,854
300	800	1,100		Lone Star Steakhouse & Saloon, Inc	8,331	22,216	30,547
31,363	42,574	73,937		McDonald’s Corp	1,226,921	1,665,495	2,892,416
700	—	700	*	O’Charleys, Inc	13,279	—	13,279
200	—	200		Ruby Tuesday, Inc	5,638	—	5,638
13,780	20,174	33,954	*	Starbucks Corp	469,209	686,925	1,156,134
400	—	400	*	The Cheesecake Factory, Inc	10,876	—	10,876
865	3,093	3,958		Tim Hortons, Inc	22,750	81,346	104,096
2,697	4,000	6,697		Wendy’s International, Inc	180,699	268,000	448,699

				TOTAL EATING AND DRINKING PLACES	2,130,028	3,024,251	5,154,279

			EDUCATIONAL SERVICES - 0.00% **
—	49	49	*	Laureate Education, Inc	—	2,345	2,345

				TOTAL EDUCATIONAL SERVICES	—	2,345	2,345

9

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

			ELECTRIC, GAS, AND SANITARY SERVICES - 5.81%
16,683	20,695	37,378	*	AES Corp	340,166	421,971	762,137
5,496	8,900	14,396		AGL Resources, Inc	200,604	324,850	525,454
3,433	3,533	6,966		Allete, Inc	149,164	153,509	302,673
4,312	7,680	11,992		Alliant Energy Corp	154,068	274,406	428,474
2,000	2,133	4,133		Aqua America, Inc	43,880	46,798	90,678
6,200	7,900	14,100		Atmos Energy Corp	177,010	225,545	402,555
9,085	12,733	21,818		Avista Corp	215,133	301,517	516,650
2,200	4,100	6,300		Cascade Natural Gas Corp	57,398	106,969	164,367
1,800	1,900	3,700		CH Energy Group, Inc	92,646	97,793	190,439
7,601	11,007	18,608		Cleco Corp	191,849	277,817	469,666
9,467	18,515	27,982		Consolidated Edison, Inc	437,375	855,393	1,292,768
1,313	2,300	3,613		Crosstex Energy, Inc	117,605	206,011	323,616
1,900	5,800	7,700		Duquesne Light Holdings, Inc	37,354	114,028	151,382
12,627	20,521	33,148		El Paso Corp	172,232	279,906	452,138
10,686	13,600	24,286		Empire District Electric Co	239,153	304,368	543,521
2,600	3,200	5,800		Energen Corp	108,862	133,984	242,846
2,165	13,885	16,050		Energy East Corp	51,354	329,352	380,706
800	719	1,519		EnergySouth, Inc	27,000	24,266	51,266
10,710	12,700	23,410		Hawaiian Electric Industries, Inc	289,813	343,662	633,475
7,750	13,200	20,950		Idacorp, Inc	293,028	499,092	792,120
600	1,500	2,100		ITC Holdings Corp	18,720	46,800	65,520
10,534	14,900	25,434		KeySpan Corp	433,369	612,986	1,046,355
5,670	8,500	14,170		Kinder Morgan, Inc	594,500	891,225	1,485,725
400	700	1,100		Laclede Group, Inc	12,832	22,456	35,288
2,270	770	3,040		Markwest Hydrocarbon, Inc	63,560	21,560	85,120
1,700	2,821	4,521		Metal Management, Inc	47,328	78,537	125,865
3,914	4,224	8,138		MGE Energy, Inc	126,735	136,773	263,508
6,291	9,100	15,391		National Fuel Gas Co	228,678	330,785	559,463
—	200	200		New Jersey Resources Corp	—	9,860	9,860
862	800	1,662		Nicor, Inc	36,859	34,208	71,067
22,178	28,119	50,297		NiSource, Inc	482,150	611,307	1,093,457
2,575	9,763	12,338		Northeast Utilities	59,920	227,185	287,105
3,726	5,588	9,314	*	NRG Energy, Inc	168,788	253,136	421,924
3,400	9,600	13,000		NSTAR	113,424	320,256	433,680
14,869	18,700	33,569		OGE Energy Corp	536,920	675,257	1,212,177
3,100	8,500	11,600		Oneok, Inc	117,149	321,215	438,364
3,714	5,222	8,936		Otter Tail Corp	108,597	152,691	261,288
22,084	26,900	48,984		Pepco Holdings, Inc	533,770	650,173	1,183,943
2,700	2,800	5,500		Piedmont Natural Gas Co, Inc	68,337	70,868	139,205
966	—	966	*	Plug Power, Inc	3,932	—	3,932
22,459	27,600	50,059		Puget Energy, Inc	510,493	627,348	1,137,841
3,400	5,200	8,600		Questar Corp	278,018	425,204	703,222
897	1,390	2,287		Resource America, Inc (Class A)	18,658	28,912	47,570

10

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

7,894	10,722	18,616	*	Sierra Pacific Resources	113,200	153,753	266,953
1,200	—	1,200		SJW Corp	35,892	—	35,892
1,400	1,800	3,200		South Jersey Industries, Inc	41,874	53,838	95,712
3,400	10,500	13,900		Synagro Technologies, Inc	14,348	44,310	58,658
4,164	12,916	17,080		TECO Energy, Inc	65,167	202,135	267,302
2,900	3,900	6,800		UGI Corp	70,905	95,355	166,260
1,100	1,800	2,900		UIL Holdings Corp	41,250	67,500	108,750
5,063	5,327	10,390		Unisource Energy Corp	168,750	177,549	346,299
—	3,400	3,400		Vectren Corp	—	91,290	91,290
1,480	1,266	2,746	*	Waste Services, Inc	13,527	11,571	25,098
4,100	5,200	9,300		WGL Holdings, Inc	128,494	162,968	291,462
13,440	23,181	36,621		Williams Cos, Inc	320,813	553,330	874,143
400	2,700	3,100		WPS Resources Corp	19,852	134,001	153,853

				TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	8,992,503	13,617,579	22,610,082

			ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.69%
7,379	9,225	16,604	*	Advanced Micro Devices, Inc	183,368	229,241	412,609
3,820	4,401	8,221	*	Agere Systems, Inc	57,033	65,707	122,740
3,200	5,193	8,393		American Power Conversion Corp	70,272	114,038	184,310
1,454	700	2,154		Ametek, Inc	63,322	30,485	93,807
10,479	15,295	25,774	*	Apple Computer, Inc	807,197	1,178,174	1,985,371
2,545	3,298	5,843	*	Arris Group, Inc	29,166	37,795	66,961
1,216	1,488	2,704	*	Atheros Communications, Inc	22,046	26,977	49,023
961	500	1,461		Baldor Electric Co	29,628	15,415	45,043
114	—	114	*	Benchmark Electronics, Inc	3,064	—	3,064
233		233			750	—	750
5,687	7,209	12,896	*	Brocade Communications Systems, Inc	40,150	50,896	91,046
1,000	—	1,000	*	CalAmp Corp	6,090	—	6,090
3,799	5,627	9,426	*	Capstone Turbine Corp	5,357	7,934	13,291
821	462	1,283	*	C-COR, Inc	7,044	3,964	11,008
76,463	112,374	188,837	*	Cisco Systems, Inc	1,758,649	2,584,602	4,343,251
12	—	12	*	Color Kinetics, Inc	204	—	204
16,506	20,192	36,698	*	Conexant Systems, Inc	33,012	40,384	73,396
1,090	1,212	2,302	*	Cree, Inc	21,920	24,373	46,293
2,030	2,941	4,971	*	Ditech Networks, Inc	15,651	22,675	38,326
2,324	3,918	6,242	*	Emcore Corp	13,758	23,195	36,953
13,578	18,400	31,978		Emerson Electric Co	1,138,651	1,543,024	2,681,675
300	400	700	*	Energizer Holdings, Inc	21,597	28,796	50,393
393	459	852	*	Energy Conversion Devices, Inc	14,557	17,001	31,558
709	560	1,269	*	Evergreen Solar, Inc	5,885	4,648	10,533
9,228	11,216	20,444	*	Finisar Corp	33,498	40,714	74,212
5,913	9,273	15,186	*	Freescale Semiconductor, Inc (Class B)	224,753	352,467	577,220
594	1,205	1,799	*	FuelCell Energy, Inc	4,520	9,170	13,690
1,601	2,632	4,233	*	GrafTech International Ltd	9,350	15,371	24,721
300	300	600	*	Greatbatch, Inc	6,786	6,786	13,572

11

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

900	1,100	2,000		Harman International Industries, Inc	75,096	91,784	166,880
2,048	3,621	5,669	*	Harmonic, Inc	15,053	26,614	41,667
77,157	117,336	194,493		Intel Corp	1,587,119	2,413,602	4,000,721
1,135	1,538	2,673	*	Interdigital Communications Corp	38,704	52,446	91,150
2,483	5,026	7,509	*	InterVoice, Inc	15,742	31,865	47,607
136	995	1,131		Lincoln Electric Holdings, Inc	7,405	54,178	61,583
—	600	600	*	Loral Space & Communications, Inc	—	15,792	15,792
286	355	641		LSI Industries, Inc	4,648	5,769	10,417
7,142	8,327	15,469	*	LSI Logic Corp	58,707	68,448	127,155
79,380	100,086	179,466	*	Lucent Technologies, Inc	185,749	234,201	419,950
1,388	3,652	5,040	*	McData Corp (Class A)	6,982	18,370	25,352
730	1,070	1,800	*	Medis Technologies Ltd	18,038	26,440	44,478
12,043	14,866	26,909	*	Micron Technology, Inc	209,548	258,668	468,216
1,197	—	1,197	*	Microtune, Inc	5,817	—	5,817
4,735	5,354	10,089		Molex, Inc	184,523	208,645	393,168
36,247	52,200	88,447		Motorola, Inc	906,175	1,305,000	2,211,175
5,740	8,476	14,216	*	MRV Communications, Inc	15,842	23,394	39,236
5,801	6,697	12,498		National Semiconductor Corp	136,498	157,580	294,078
1,193	800	1,993	*	Novellus Systems, Inc	32,998	22,128	55,126
1,177	1,411	2,588	*	Omnivision Technologies, Inc	16,796	20,135	36,931
4,933	6,100	11,033	*	ON Semiconductor Corp	29,006	35,868	64,874
6,139	4,957	11,096	*	Optical Communication Products, Inc	12,094	9,765	21,859
—	900	900		Park Electrochemical Corp	—	28,512	28,512
1,526	1,895	3,421		Plantronics, Inc	26,751	33,219	59,970
644	840	1,484	*	Plexus Corp	12,365	16,128	28,493
183	—	183	*	PLX Technology, Inc	1,898	—	1,898
1,279	1,633	2,912	*	Polycom, Inc	31,374	40,057	71,431
1,716	1,461	3,177	*	Power-One, Inc	12,424	10,578	23,002
3,075	3,991	7,066	*	Powerwave Technologies, Inc	23,370	30,332	53,702
1,986	2,264	4,250	*	QLogic Corp	37,535	42,790	80,325
24,073	35,424	59,497		Qualcomm, Inc	875,054	1,287,662	2,162,716
4,296	6,593	10,889	*	Quantum Fuel Systems Technologies Worldwide, Inc	8,506	13,054	21,560
571	2,000	2,571		RadioShack Corp	11,020	38,600	49,620
—	1,762	1,762	*	Radyne Corp	—	21,567	21,567
3,582	4,183	7,765	*	RF Micro Devices, Inc	27,152	31,707	58,859
772		772	*	Silicon Image, Inc	9,820	—	9,820
—	767	767	*	Silicon Storage Technology, Inc	—	3,160	3,160
28,640	35,982	64,622	*	Sirius Satellite Radio, Inc	111,982	140,690	252,672
2,651	2,000	4,651	*	Sycamore Networks, Inc	10,021	7,560	17,581
200	3,200	3,400	*	Symmetricom, Inc	1,614	25,824	27,438
900	800	1,700		Technitrol, Inc	26,865	23,880	50,745
700	2,300	3,000	*	Tekelec	9,072	29,808	38,880
2,441	2,200	4,641		Teleflex, Inc	135,817	122,408	258,225
9,443	11,878	21,321	*	Tellabs, Inc	103,495	130,183	233,678
16	—	16	*	Tessera Technologies, Inc	556	—	556

12

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

23,374	37,200	60,574		Texas Instruments, Inc	777,186	1,236,900	2,014,086
1,538	1,286	2,824	*	Thomas & Betts Corp	73,378	61,355	134,733
7,174	10,253	17,427	*	Transmeta Corp	8,250	11,791	20,041
5,767	5,771	11,538	*	Transwitch Corp	8,131	8,137	16,268
1,102	1,307	2,409	*	Trident Microsystems, Inc	25,633	30,401	56,034
1,390	2,652	4,042	*	Triquint Semiconductor, Inc	7,228	13,790	21,018
700	900	1,600		Whirlpool Corp	58,877	75,699	134,576
6,538	7,364	13,902		Xilinx, Inc	143,509	161,640	305,149
3,425	1,900	5,325	*	Zhone Technologies, Inc	3,665	2,033	5,698
216	92	308	*	Zoltek Cos, Inc	5,519	2,351	7,870
485	562	1,047	*	Zoran Corp	7,799	9,037	16,836

				TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	10,785,684	15,245,377	26,031,061

			ENGINEERING AND MANAGEMENT SERVICES - 0.77%		—
1,300	1,700	3,000	*	Amylin Pharmaceuticals, Inc	57,291	74,919	132,210
1,251	1,200	2,451	*	Applera Corp (Celera Genomics Group)	17,414	16,704	34,118
436	793	1,229	*	Ariad Pharmaceuticals, Inc	1,901	3,457	5,358
4,150	6,284	10,434	*	Celgene Corp	179,695	272,097	451,792
200	400	600		Corporate Executive Board Co	17,982	35,964	53,946
360	720	1,080	*	CV Therapeutics, Inc	4,010	8,021	12,031
731	1,175	1,906	*	Digitas, Inc	7,032	11,304	18,336
1,000	—	1,000	*	First Consulting Group, Inc	9,750	—	9,750
200	200	400	*	Gen-Probe, Inc	9,378	9,378	18,756
1,400	1,942	3,342	*	Harris Interactive, Inc	8,540	11,846	20,386
39	34	73	*	Hewitt Associates, Inc	946	825	1,771
504	500	1,004	*	ICOS Corp	12,630	12,530	25,160
2,197	2,093	4,290	*	Incyte Corp	9,293	8,853	18,146
2,102	2,704	4,806	*	Isis Pharmaceuticals, Inc	15,092	19,415	34,507
1,827	570	2,397	*	Lexicon Genetics, Inc	6,888	2,149	9,037
473	—	473	*	Lifecell Corp	15,240	—	15,240
400	—	400	*	Maxygen, Inc	3,324	—	3,324
1,900	—	1,900	*	Monogram Biosciences, Inc	2,907	—	2,907
4,442	6,300	10,742		Moody’s Corp	290,418	411,894	702,312
6,720	10,400	17,120		Paychex, Inc	247,632	383,240	630,872
—	112	112	*	Per-Se Technologies, Inc	—	2,551	2,551
3,832	6,241	10,073		Quest Diagnostics, Inc	234,365	381,700	616,065
608	969	1,577	*	Regeneron Pharmaceuticals, Inc	9,540	15,204	24,744
3,603	5,161	8,764	*	Rentech, Inc	16,682	23,895	40,577
1,573	—	1,573	*	Savient Pharmaceuticals, Inc	10,240	—	10,240
19	—	19	*	Symyx Technologies, Inc	403	—	403
—	200	200	*	Telik, Inc	—	3,558	3,558
620	3,264	3,884	*	Tetra Tech, Inc	10,800	56,859	67,659
590	900	1,490	*	Trimeris, Inc	5,192	7,920	13,112

				TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,204,585	1,774,283	2,978,868

13

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

			FABRICATED METAL PRODUCTS - 0.65%
400	—	400		Ameron International Corp	26,576	—	26,576
4,164	6,480	10,644		Commercial Metals Co	84,654	131,738	216,392
—	1,100	1,100	*	Commercial Vehicle Group, Inc	—	21,186	21,186
1,344	2,332	3,676		Dynamic Materials Corp	43,573	75,603	119,176
1,944	2,200	4,144		Gulf Island Fabrication, Inc	50,719	57,398	108,117
14,402	20,400	34,802		Illinois Tool Works, Inc	646,650	915,960	1,562,610
—	600	600	*	Jacuzzi Brands, Inc	—	5,994	5,994
2,000	2,064	4,064		Pentair, Inc	52,380	54,056	106,436
1,700	2,800	4,500		Silgan Holdings, Inc	63,852	105,168	169,020
900	900	1,800		Snap-On, Inc	40,095	40,095	80,190
583	1,200	1,783		Valmont Industries, Inc	30,462	62,700	93,162

				TOTAL FABRICATED METAL PRODUCTS	1,038,961	1,469,898	2,508,859

			FOOD AND KINDRED PRODUCTS - 2.86%
7,203	11,800	19,003		Campbell Soup Co	262,910	430,700	693,610
6,359	11,300	17,659		Coca-Cola Enterprises, Inc	132,458	235,379	367,837
8,864	15,800	24,664		General Mills, Inc	501,702	894,280	1,395,982
7,208	12,300	19,508		H.J. Heinz Co	302,231	515,739	817,970
676	868	1,544	*	Hansen Natural Corp	21,957	28,193	50,150
3,964	7,600	11,564		Hershey Co	211,876	406,220	618,096
911	—	911		Imperial Sugar Co	28,350	—	28,350
2,700	—	2,700	*	Jones Soda Co	24,165	—	24,165
8,464	13,000	21,464		Kellogg Co	419,137	643,760	1,062,897
—	2,000	2,000		McCormick & Co, Inc	—	75,960	75,960
1,500	4,400	5,900		Pepsi Bottling Group, Inc	53,250	156,200	209,450
29,074	44,000	73,074		PepsiCo, Inc	1,897,369	2,871,440	4,768,809
6,377	22,977	29,354		Sara Lee Corp	102,478	369,240	471,718
4,225	7,725	11,950		Wrigley (Wm.) Jr Co	194,604	355,814	550,418

				TOTAL FOOD AND KINDRED PRODUCTS	4,152,487	6,982,925	11,135,412

			FOOD STORES - 0.32%
—	16	16		Arden Group, Inc (Class A)	—	1,862	1,862
13,265	19,400	32,665		Kroger Co	306,952	448,916	755,868
—	3,200	3,200	*	Pathmark Stores, Inc	—	31,840	31,840
2,280	4,774	7,054		Supervalu, Inc	67,602	141,549	209,151
1,587	2,300	3,887		Whole Foods Market, Inc	94,316	136,689	231,005

				TOTAL FOOD STORES	468,870	760,856	1,229,726

			FORESTRY - 0.13%
1,913	6,258	8,171		Weyerhaeuser Co	117,707	385,055	502,762

				TOTAL FORESTRY	117,707	385,055	502,762

			FURNITURE AND FIXTURES - 0.51%
1,230	2,100	3,330		Hillenbrand Industries, Inc	70,085	119,658	189,743

14

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

5,194	7,000	12,194		Johnson Controls, Inc	372,618	502,180	874,798
3,685	4,400	8,085		Leggett & Platt, Inc	92,236	110,132	202,368
11,028	14,100	25,128		Masco Corp	302,388	386,622	689,010
533	704	1,237	*	Tempur-Pedic International, Inc	9,152	12,088	21,240

				TOTAL FURNITURE AND FIXTURES	846,479	1,130,680	1,977,159

			FURNITURE AND HOMEFURNISHINGS STORES - 0.11%
3,353	4,100	7,453	*	Bed Bath & Beyond, Inc	128,286	156,866	285,152
1,379	1,553	2,932		Circuit City Stores, Inc	34,627	38,996	73,623
—	300	300	*	Mohawk Industries, Inc	—	22,335	22,335
1,000	—	1,000		Pier 1 Imports, Inc	7,420	—	7,420
—	2,048	2,048	*	Restoration Hardware, Inc	—	17,756	17,756
76	300	376		Williams-Sonoma, Inc	2,462	9,717	12,179

				TOTAL FURNITURE AND HOMEFURNISHINGS STORES	172,795	245,670	418,465

			GENERAL BUILDING CONTRACTORS - 0.44%
121	—	121	*	Avatar Holdings, Inc	7,146	—	7,146
500	400	900		Beazer Homes USA, Inc	19,520	15,616	35,136
2,224	2,600	4,824		Centex Corp	117,027	136,812	253,839
5,669	6,872	12,541		DR Horton, Inc	135,773	164,584	300,357
1,068	1,499	2,567	*	Hovnanian Enterprises, Inc (Class A)	31,335	43,981	75,316
2,940	3,400	6,340		Lennar Corp (Class A)	133,035	153,850	286,885
64	60	124		Lennar Corp (Class B)	2,689	2,521	5,210
—	2,000	2,000		Levitt Corp (Class A)	—	23,520	23,520
600	800	1,400		MDC Holdings, Inc	27,870	37,160	65,030
149	317	466	*	Meritage Homes Corp	6,200	13,190	19,390
42	64	106	*	NVR, Inc	22,470	34,240	56,710
3,996	4,800	8,796		Pulte Homes, Inc	127,313	152,928	280,241
600	700	1,300		Ryland Group, Inc	25,926	30,247	56,173
700	1,200	1,900		Standard-Pacific Corp	16,450	28,200	44,650
2,653	3,482	6,135	*	Toll Brothers, Inc	74,496	97,775	172,271
273	844	1,117	*	WCI Communities, Inc	4,761	14,719	19,480

				TOTAL GENERAL BUILDING CONTRACTORS	752,011	949,343	1,701,354

			GENERAL MERCHANDISE STORES - 1.23%
—	600	600	*	99 Cents Only Stores	—	7,098	7,098
—	400	400	*	Big Lots, Inc	—	7,924	7,924
41	—	41	*	BJ’s Wholesale Club, Inc	1,196	—	1,196
424	—	424		Bon-Ton Stores, Inc	12,610	—	12,610
10,498	14,410	24,908		Costco Wholesale Corp	521,541	715,889	1,237,430
3,008	4,200	7,208		Dollar General Corp	40,999	57,246	98,245
2,521	3,900	6,421		Family Dollar Stores, Inc	73,714	114,036	187,750
3,991	6,000	9,991		JC Penney Co, Inc	272,944	410,340	683,284
—	600	600	*	Retail Ventures, Inc	—	9,246	9,246
14,778	20,300	35,078		Target Corp	816,485	1,121,575	1,938,060

15

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

9,354	12,400	21,754		TJX Cos, Inc	262,193	347,572	609,765

				TOTAL GENERAL MERCHANDISE STORES	2,001,682	2,790,926	4,792,608

			HEALTH SERVICES - 1.54%
1,915	1,854	3,769	*	Alliance Imaging, Inc	14,956	14,480	29,436
—	1,000	1,000	*	Amsurg Corp	—	22,260	22,260
900	300	1,200	*	Bio-Reference Labs, Inc	20,205	6,735	26,940
939	1,139	2,078		Brookdale Senior Living, Inc	43,588	52,872	96,460
1,234	2,771	4,005	*	Community Health Systems, Inc	46,090	103,497	149,587
300	200	500	*	Corvel Corp	10,524	7,016	17,540
1,957	2,567	4,524	*	DaVita, Inc	113,252	148,552	261,804
207	600	807	*	Edwards Lifesciences Corp	9,644	27,954	37,598
2,590	4,137	6,727	*	Express Scripts, Inc	195,519	312,302	507,821
304	981	1,285	*	Five Star Quality Care, Inc	3,271	10,556	13,827
5,341	9,122	14,463		Health Management Associates, Inc (Class A)	111,627	190,650	302,277
699	902	1,601	*	Healthways, Inc	31,176	40,229	71,405
1,570	2,727	4,297	*	Hythiam, Inc	11,336	19,689	31,025
2,955	4,646	7,601	*	Laboratory Corp of America Holdings	193,759	304,638	498,397
900	—	900	*	LHC Group, Inc	20,088	—	20,088
994	1,387	2,381	*	LifePoint Hospitals, Inc	35,108	48,989	84,097
1,209	2,234	3,443	*	Lincare Holdings, Inc	41,880	77,386	119,266
900	1,100	2,000	*	Medcath Corp	27,081	33,099	60,180
100	—	100		National Healthcare Corp	5,373	—	5,373
3,064	3,892	6,956	*	Nektar Therapeutics	44,152	56,084	100,236
2,234	2,835	5,069		Omnicare, Inc	96,263	122,160	218,423
800	300	1,100		Option Care, Inc	10,712	4,017	14,729
500	673	1,173	*	Pediatrix Medical Group, Inc	22,800	30,689	53,489
2,157	2,643	4,800		Pharmaceutical Product Development, Inc	76,983	94,329	171,312
856	1,351	2,207	*	Psychiatric Solutions, Inc	29,181	46,056	75,237
800	1,800	2,600	*	RehabCare Group, Inc	10,480	23,580	34,060
1,435	1,686	3,121	*	Sierra Health Services, Inc	54,300	63,798	118,098
1,338	1,740	3,078	*	Sunrise Senior Living, Inc	39,966	51,974	91,940
400	900	1,300	*	Symbion, Inc	7,344	16,524	23,868
845	2,530	3,375	*	Triad Hospitals, Inc	37,205	111,396	148,601
400	1,300	1,700		Universal Health Services, Inc (Class B)	23,972	77,909	101,881
1,500	2,200	3,700	*	VistaCare, Inc (Class A)	15,600	22,880	38,480
12,419	19,149	31,568	*	WellPoint, Inc	956,884	1,475,430	2,432,314

				TOTAL HEALTH SERVICES	2,360,319	3,617,730	5,978,049

			HOLDING AND OTHER INVESTMENT OFFICES - 2.80%
8,224	13,490	21,714		Allied Capital Corp	248,447	407,533	655,980
584	300	884		AMB Property Corp	32,184	16,533	48,717
1,800	1,600	3,400		American Financial Realty Trust	20,088	17,856	37,944
1,100	2,900	4,000		Annaly Mortgage Management, Inc	14,454	38,106	52,560
6,691	6,858	13,549		Archstone-Smith Trust	364,258	373,350	737,608

16

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

1,147	1,800	2,947		AvalonBay Communities, Inc	138,099	216,720	354,819
2,085	3,500	5,585		Boston Properties, Inc	215,464	361,690	577,154
1,100	1,781	2,881		Cherokee, Inc	40,271	65,202	105,473
1,632	1,000	2,632		Crescent Real Estate Equities Co	35,594	21,810	57,404
200	1,600	1,800		Developers Diversified Realty Corp	11,152	89,216	100,368
3,050	4,444	7,494		Duke Realty Corp	113,918	165,983	279,901
11,489	17,300	28,789		Equity Office Properties Trust	456,803	687,848	1,144,651
8,962	10,113	19,075		Equity Residential	453,298	511,516	964,814
—	200	200		FelCor Lodging Trust, Inc	—	4,010	4,010
2,980	4,270	7,250		General Growth Properties, Inc	141,997	203,465	345,462
700	—	700		Gladstone Capital Corp	15,407	—	15,407
1,600	3,300	4,900		Harris & Harris Group, Inc	19,648	40,524	60,172
1,300	1,000	2,300		Health Care Property Investors, Inc	40,365	31,050	71,415
—	200	200		Highwoods Properties, Inc	—	7,442	7,442
800	1,200	2,000		Hospitality Properties Trust	37,760	56,640	94,400
7,900	13,900	21,800		Host Marriott Corp	181,147	318,727	499,874
2,700	2,500	5,200		HRPT Properties Trust	32,265	29,875	62,140
2,829	3,100	5,929		iStar Financial, Inc	117,969	129,270	247,239
4,500	6,700	11,200		Kimco Realty Corp	192,915	287,229	480,144
—	200	200		Liberty Property Trust	—	9,558	9,558
2,900	10,600	13,500		Luminent Mortgage Capital, Inc	29,841	109,074	138,915
1,300	1,400	2,700		MFA Mortgage Investments, Inc	9,685	10,430	20,115
—	6,265	6,265		New Plan Excel Realty Trust	—	169,468	169,468
800	—	800		NorthStar Realty Finance Corp	10,160	—	10,160
1,718	3,974	5,692		NTL, Inc	43,689	101,059	144,748
817	—	817		Potlatch Corp	30,311	—	30,311
5,933	8,300	14,233		Prologis	338,537	473,598	812,135
2,182	4,038	6,220		Public Storage, Inc	187,630	347,228	534,858
5,237	7,400	12,637		Simon Property Group, Inc	474,577	670,588	1,145,165
—	1,200	1,200		Tarragon Corp	—	12,492	12,492
3,003	4,400	7,403		Vornado Realty Trust	327,327	479,600	806,927
300	1,250	1,550		Weingarten Realty Investors	12,906	53,775	66,681

				TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,388,166	6,518,465	10,906,631

			HOTELS AND OTHER LODGING PLACES - 0.24%
2,300	4,100	6,400		Choice Hotels International, Inc	94,070	167,690	261,760
2,851	2,970	5,821	*	Gaylord Entertainment Co	125,016	130,235	255,251
6,000	8,815	14,815	*	Great Wolf Resorts, Inc	71,760	105,427	177,187
4,400	4,900	9,300	*	Lodgian, Inc	58,432	65,072	123,504
2,256	2,600	4,856		Marcus Corp	51,820	59,722	111,542
600	—	600	*	Outdoor Channel Holdings, Inc	6,534	—	6,534

				TOTAL HOTELS AND OTHER LODGING PLACES	407,632	528,146	935,778

			INDUSTRIAL MACHINERY AND EQUIPMENT - 5.83%
20,466	29,100	49,566		3M Co	1,523,080	2,165,622	3,688,702

17

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

2,700	3,391	6,091	*	AGCO Corp	68,445	85,962	154,407
4,100	5,200	9,300		American Standard Cos, Inc	172,077	218,244	390,321
500	700	1,200		Ampco-Pittsburgh Corp	15,465	21,651	37,116
27,711	41,807	69,518		Applied Materials, Inc	491,316	741,238	1,232,554
700	979	1,679	*	Astec Industries, Inc	17,675	24,720	42,395
169	—	169	*	Asyst Technologies, Inc	1,142	—	1,142
359	4,455	4,814	*	Axcelis Technologies, Inc	2,535	31,452	33,987
2,047	2,600	4,647		Black & Decker Corp	162,429	206,310	368,739
900	900	1,800		Briggs & Stratton Corp	24,795	24,795	49,590
1,010	1,107	2,117	*	Brooks Automation, Inc	13,181	14,446	27,627
—	600	600		Cascade Corp	—	27,390	27,390
—	300	300		CDW Corp	—	18,504	18,504
—	1,700	1,700	*	Columbus McKinnon Corp	—	30,651	30,651
1,034	1,500	2,534		Cummins, Inc	123,284	178,845	302,129
6,567	8,600	15,167		Deere & Co	551,037	721,626	1,272,663
31,801	44,000	75,801	*	Dell, Inc	726,335	1,004,960	1,731,295
300	200	500		Donaldson Co, Inc	11,070	7,380	18,450
—	500	500	*	Dril-Quip, Inc	—	33,840	33,840
37,954	50,221	88,175	*	EMC Corp	454,689	601,648	1,056,337
539	400	939	*	Emulex Corp	9,794	7,268	17,062
266	—	266	*	ENGlobal Corp	1,647	—	1,647
—	857	857	*	Entegris, Inc	—	9,350	9,350
233	—	233	*	Extreme Networks, Inc	846	—	846
300	400	700	*	Flowserve Corp	15,177	20,236	35,413
1,300	1,500	2,800	*	FMC Technologies, Inc	69,810	80,550	150,360
843	1,200	2,043	*	Gehl Co	22,576	32,136	54,712
696	800	1,496		Graco, Inc	27,186	31,248	58,434
2,598	1,793	4,391	*	Grant Prideco, Inc	98,802	68,188	166,990
39,947	57,388	97,335		Hewlett-Packard Co	1,465,655	2,105,566	3,571,221
—	300	300	*	Intermec, Inc	—	7,908	7,908
26,031	40,031	66,062		International Business Machines Corp	2,132,980	3,280,140	5,413,120
314	680	994	*	Intevac, Inc	5,275	11,424	16,699
67	—	67	*	Komag, Inc	2,141	—	2,141
2,287	2,697	4,984	*	Lam Research Corp	103,670	122,255	225,925
1,700	2,600	4,300	*	LB Foster Co	27,370	41,860	69,230
—	1,100	1,100		Lennox International, Inc	—	25,190	25,190
1,488	1,900	3,388	*	Lexmark International, Inc	85,798	109,554	195,352
500	810	1,310		Lufkin Industries, Inc	26,460	42,865	69,325
1,625	2,022	3,647		Manitowoc Co, Inc	72,784	90,565	163,349
992	1,200	2,192		Modine Manufacturing Co	24,135	29,196	53,331
500	—	500		NN, Inc	5,915	—	5,915
787	600	1,387		Nordson Corp	31,370	23,916	55,286
700	1,100	1,800	*	Oil States International, Inc	19,250	30,250	49,500
2,100	2,400	4,500		Pall Corp	64,701	73,944	138,645
—	2,000	2,000	*	ProQuest Co	—	26,040	26,040

18

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

324	407	731	*	Rackable Systems, Inc	8,868	11,140	20,008
—	400	400		Sauer-Danfoss, Inc	—	9,592	9,592
2,459	2,031	4,490	*	Semitool, Inc	25,426	21,001	46,427
5,584	7,300	12,884		Smith International, Inc	216,659	283,240	499,899
24,230	30,003	54,233	*	Solectron Corp	78,990	97,810	176,800
948	1,700	2,648		SPX Corp	50,661	90,848	141,509
2,100	2,600	4,700		Stanley Works	104,685	129,610	234,295
2,800	4,306	7,106		Tennant Co	68,152	104,808	172,960
650	769	1,419	*	TurboChef Technologies, Inc	9,035	10,689	19,724
1,328	2,607	3,935	*	VA Software Corp	5,339	10,480	15,819
1,870	2,300	4,170	*	Varian Medical Systems, Inc	99,839	122,797	222,636

				TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,339,551	13,320,948	22,660,499

			INSTRUMENTS AND RELATED PRODUCTS - 5.21%
267	600	867	*	Advanced Medical Optics, Inc	10,560	23,730	34,290
856	1,129	1,985	*	Affymetrix, Inc	18,455	24,341	42,796
300	100	400		Analogic Corp	15,396	5,132	20,528
1,892	2,400	4,292		Bard (C.R.), Inc	141,900	180,000	321,900
583	700	1,283		Bausch & Lomb, Inc	29,226	35,091	64,317
14,531	19,648	34,179		Baxter International, Inc	660,579	893,198	1,553,777
1,022	1,400	2,422		Beckman Coulter, Inc	58,826	80,584	139,410
6,035	7,600	13,635		Becton Dickinson & Co	426,493	537,092	963,585
5,106	7,174	12,280		Biomet, Inc	164,362	230,931	395,293
19,140	27,007	46,147	*	Boston Scientific Corp	283,081	399,434	682,515
864	638	1,502	*	Bruker BioSciences Corp	6,057	4,472	10,529
533	1,187	1,720	*	Cepheid, Inc	3,848	8,570	12,418
300	300	600		Cooper Cos, Inc	16,050	16,050	32,100
4,403	6,074	10,477	*	Credence Systems Corp	12,549	17,311	29,860
2,612	3,782	6,394		Dentsply International, Inc	78,647	113,876	192,523
1,700	4,519	6,219	*	Depomed, Inc	6,936	18,438	25,374
118	—	118	*	DexCom, Inc	1,313	—	1,313
500	100	600	*	DJ Orthopedics, Inc	20,765	4,153	24,918
1,808	2,880	4,688	*	Fisher Scientific International, Inc	141,458	225,331	366,789
311	318	629	*	Formfactor, Inc	13,102	13,397	26,499
348	400	748	*	Hologic, Inc	15,145	17,408	32,553
18	700	718	*	Illumina, Inc	595	23,128	23,723
1,074	2,138	3,212	*	Input/Output, Inc	10,665	21,230	31,895
454	583	1,037	*	Intuitive Surgical, Inc	47,874	61,477	109,351
1,710	2,151	3,861	*	Ixia	15,236	19,165	34,401
55,522	76,839	132,361		Johnson & Johnson	3,605,599	4,989,925	8,595,524
3,411	3,868	7,279		Kla-Tencor Corp	151,687	172,010	323,697
82	—	82	*	L-1 Identity Solutions, Inc	1,070	—	1,070
2,123	2,835	4,958	*	LTX Corp	10,636	14,203	24,839
21,676	29,800	51,476		Medtronic, Inc	1,006,633	1,383,912	2,390,545
695	700	1,395	*	Millipore Corp	42,604	42,910	85,514

19

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

305	847	1,152	*	MKS Instruments, Inc	6,195	17,203	23,398
301	400	701	*	OYO Geospace Corp	17,082	22,700	39,782
—	1,700	1,700	*	Photon Dynamics, Inc	—	22,559	22,559
4,442	7,400	11,842		Pitney Bowes, Inc	197,092	328,338	525,430
—	500	500	*	Resmed, Inc	—	20,125	20,125
315	1,500	1,815		Roper Industries, Inc	14,093	67,110	81,203
5,480	7,400	12,880	*	St. Jude Medical, Inc	193,389	261,146	454,535
6,192	8,600	14,792		Stryker Corp	307,061	426,474	733,535
—	100	100	*	Techne Corp	—	5,086	5,086
1,500	1,800	3,300		Tektronix, Inc	43,395	52,074	95,469
2,650	3,800	6,450	*	Thermo Electron Corp	104,225	149,454	253,679
1,349	2,100	3,449	*	TriPath Imaging, Inc	12,181	18,963	31,144
1,647	2,100	3,747	*	Waters Corp	74,576	95,088	169,664
13,987	21,500	35,487	*	Xerox Corp	217,638	334,540	552,178
—	2,500	2,500		X-Rite, Inc	—	26,850	26,850
4,086	5,200	9,286	*	Zimmer Holdings, Inc	275,805	351,000	626,805

				TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,480,079	11,775,209	20,255,288

			INSURANCE AGENTS, BROKERS AND SERVICE - 0.52%
1,640	4,400	6,040		Brown & Brown, Inc	50,118	134,464	184,582
1,400	4,200	5,600		Clark, Inc	15,778	47,334	63,112
3,500	4,700	8,200		Crawford & Co (Class B)	23,765	31,913	55,678
7,996	11,700	19,696		Hartford Financial Services Group, Inc	693,653	1,014,975	1,708,628

				TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	783,314	1,228,686	2,012,000

			INSURANCE CARRIERS - 4.58%
9,924	12,532	22,456		Aetna, Inc	392,494	495,641	888,135
400	1,500	1,900		Affirmative Insurance Holdings, Inc	5,860	21,975	27,835
14,694	22,100	36,794		Aflac, Inc	672,397	1,011,296	1,683,693
3,000	4,300	7,300		Ambac Financial Group, Inc	248,250	355,825	604,075
700	2,100	2,800		American Financial Group, Inc	32,851	98,553	131,404
1,549	1,960	3,509	*	AMERIGROUP Corp	45,773	57,918	103,691
2,300	4,400	6,700		Assurant, Inc	122,843	235,004	357,847
742	1,082	1,824	*	Centene Corp	12,198	17,788	29,986
12,896	19,800	32,696		Chubb Corp	670,076	1,028,808	1,698,884
8,075	11,135	19,210		Cincinnati Financial Corp	388,085	535,148	923,233
800	1,700	2,500		Commerce Group, Inc	24,040	51,085	75,125
737	1,772	2,509		Erie Indemnity Co (Class A)	38,597	92,800	131,397
—	1,600	1,600		Hanover Insurance Group, Inc	—	71,408	71,408
900	2,000	2,900		HCC Insurance Holdings, Inc	29,592	65,760	95,352
561	829	1,390	*	HealthExtras, Inc	15,882	23,469	39,351
9,786	14,950	24,736		Lincoln National Corp	607,515	928,096	1,535,611
—	200	200	*	Markel Corp	—	82,132	82,132
3,793	5,000	8,793		MBIA, Inc	233,042	307,200	540,242
900	1,400	2,300		Mercury General Corp	44,649	69,454	114,103

20

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

2,005	2,500	4,505		MGIC Investment Corp	120,240	149,925	270,165
648	871	1,519	*	Molina Healthcare, Inc	22,913	30,799	53,712
900	2,200	3,100		Phoenix Cos, Inc	12,600	30,800	43,400
—	34	34	*	PMA Capital Corp (Class A)	—	300	300
1,000	1,300	2,300		PMI Group, Inc	43,810	56,953	100,763
8,228	11,600	19,828		Principal Financial Group	446,616	629,648	1,076,264
17,932	24,380	42,312		Progressive Corp	440,051	598,285	1,038,336
300	900	1,200		Protective Life Corp	13,725	41,175	54,900
13,359	20,500	33,859		Prudential Financial, Inc	1,018,624	1,563,125	2,581,749
1,400	1,800	3,200		Radian Group, Inc	84,000	108,000	192,000
4,593	6,772	11,365		Safeco Corp	270,665	399,074	669,739
17,554	25,647	43,201		St. Paul Travelers Cos, Inc	823,107	1,202,588	2,025,695
—	500	500		Stancorp Financial Group, Inc	—	22,315	22,315
1,100		1,100		Tower Group, Inc	36,685	—	36,685
—	1,800	1,800		Unitrin, Inc	—	79,506	79,506
2,700	5,300	8,000		W.R. Berkley Corp	95,553	187,567	283,120
1,049	1,358	2,407	*	WellCare Health Plans, Inc	59,405	76,903	136,308

				TOTAL INSURANCE CARRIERS	7,072,138	10,726,323	17,798,461

			LEATHER AND LEATHER PRODUCTS - 0.13%
5,576	7,948	13,524	*	Coach, Inc	191,814	273,411	465,225
1,700	800	2,500		Weyco Group, Inc	38,029	17,896	55,925

				TOTAL LEATHER AND LEATHER PRODUCTS	229,843	291,307	521,150

			LUMBER AND WOOD PRODUCTS - 0.00% **
1,174	700	1,874	*	Champion Enterprises, Inc	8,101	4,830	12,931
300		300		Skyline Corp	11,463	—	11,463

				TOTAL LUMBER AND WOOD PRODUCTS	19,564	4,830	24,394

			METAL MINING - 0.07%
4,351	5,762	10,113		Royal Gold, Inc	118,043	156,323	274,366

				TOTAL METAL MINING	118,043	156,323	274,366

			MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.16%
709	1,486	2,195		Callaway Golf Co	9,295	19,481	28,776
—	716	716		Daktronics, Inc	—	14,814	14,814
—	800	800	*	K2, Inc	—	9,384	9,384
900	2,150	3,050		Marine Products Corp	8,748	20,898	29,646
9,534	14,510	24,044		Mattel, Inc	187,820	285,847	473,667
161	300	461		Nautilus, Inc	2,214	4,125	6,339
1,783	1,997	3,780	*	Russ Berrie & Co, Inc	27,173	30,434	57,607
87	110	197	*	Steinway Musical Instruments, Inc	2,436	3,080	5,516

				TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	237,686	388,063	625,749

21

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

			MISCELLANEOUS RETAIL - 1.37%
4,539	5,548	10,087	*	Amazon.com, Inc	145,793	178,202	323,995
5,851	8,100	13,951		Best Buy Co, Inc	313,380	433,836	747,216
49	800	849	*	Coldwater Creek, Inc	1,409	23,008	24,417
12,418	18,400	30,818		CVS Corp	398,866	591,008	989,874
—	567	567	*	Dollar Tree Stores, Inc	—	17,554	17,554
—	676	676	*	Drugstore.com, Inc	—	2,332	2,332
326	404	730	*	GSI Commerce, Inc	4,838	5,995	10,833
956	1,400	2,356		Michaels Stores, Inc	41,624	60,956	102,580
151	215	366	*	Nutri/System, Inc	9,406	13,392	22,798
3,460	4,688	8,148	*	Office Depot, Inc	137,362	186,114	323,476
—	130	130	*	Overstock.com, Inc	—	2,279	2,279
351	984	1,335		Petsmart, Inc	9,740	27,306	37,046
129		129	*	Priceline.com, Inc	4,746	—	4,746
12,734	15,738	28,472		Staples, Inc	309,818	382,906	692,724
594	1,200	1,794		Tiffany & Co	19,721	39,840	59,561
16,790	24,300	41,090		Walgreen Co	745,308	1,078,677	1,823,985
1,762	1,816	3,578		World Fuel Services Corp	71,273	73,457	144,730

				TOTAL MISCELLANEOUS RETAIL	2,213,284	3,116,862	5,330,146

			MOTION PICTURES - 2.11%
—	600	600	*	Avid Technology, Inc	—	21,852	21,852
5,902	10,891	16,793	*	Discovery Holding Co (Class A)	85,343	157,484	242,827
—	1,000	1,000	*	DreamWorks Animation SKG, Inc (Class A)	—	24,910	24,910
522	1,000	1,522		Regal Entertainment Group (Class A)	10,346	19,820	30,166
109,162	147,029	256,191		Time Warner, Inc	1,990,023	2,680,339	4,670,362
41,546	62,250	103,796		Walt Disney Co	1,284,187	1,924,147	3,208,334

				TOTAL MOTION PICTURES	3,369,899	4,828,552	8,198,451

			NONDEPOSITORY INSTITUTIONS - 3.20%
347	960	1,307	*	Accredited Home Lenders Holding Co	12,471	34,502	46,973
1,014	440	1,454		Advanta Corp (Class A)	34,446	14,947	49,393
—	1,200	1,200		Advanta Corp (Class B)	—	44,280	44,280
4,068	7,440	11,508		American Capital Strategies Ltd	160,564	293,657	454,221
29,253	40,400	69,653		American Express Co	1,640,508	2,265,632	3,906,140
2,446	3,269	5,715	*	AmeriCredit Corp	61,126	81,692	142,818
100	1,890	1,990		Ares Capital Corp	1,742	32,924	34,666
500	614	1,114		Asta Funding, Inc	18,745	23,019	41,764
5,333	7,953	13,286		Capital One Financial Corp	419,494	625,583	1,045,077
2,678	3,178	5,856		CapitalSource, Inc	69,146	82,056	151,202
—	1,100	1,100		CharterMac	—	21,956	21,956
5,580	8,610	14,190		CIT Group, Inc	271,355	418,704	690,059
300	1,231	1,531	*	CompuCredit Corp	9,063	37,189	46,252
11,307	17,274	28,581		Countrywide Financial Corp	396,197	605,281	1,001,478
1,453	2,100	3,553	*	Credit Acceptance Corp	43,125	62,328	105,453
2,900	7,800	10,700		Doral Financial Corp	19,111	51,402	70,513

22

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

1,200	1,500	2,700		Federal Agricultural Mortgage Corp (Class C)	31,764	39,705	71,469
879	1,000	1,879		First Marblehead Corp	60,880	69,260	130,140
15,980	23,500	39,480		Freddie Mac	1,059,953	1,558,755	2,618,708
4,300	7,500	11,800		MCG Capital Corp	70,219	122,475	192,694
3,800	1,200	5,000		Medallion Financial Corp	41,914	13,236	55,150
—	1,100	1,100	*	Nelnet, Inc	—	33,814	33,814
11,005	16,300	27,305		SLM Corp	572,040	847,274	1,419,314
608	900	1,508	*	World Acceptance Corp	26,740	39,582	66,322

				TOTAL NONDEPOSITORY INSTITUTIONS	5,020,603	7,419,253	12,439,856

			NONMETALLIC MINERALS, EXCEPT FUELS - 0.15%
2,751	3,000	5,751		AMCOL International Corp	68,527	74,730	143,257
600	750	1,350		Florida Rock Industries, Inc	23,226	29,032	52,258
2,397	2,600	4,997		Vulcan Materials Co	187,565	203,450	391,015

				TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	279,318	307,212	586,530

			OIL AND GAS EXTRACTION - 3.11%
16,522	24,600	41,122		Anadarko Petroleum Corp	724,159	1,078,218	1,802,377
798	1,237	2,035	*	Atlas America, Inc	34,059	52,795	86,854
959	1,257	2,216	*	ATP Oil & Gas Corp	35,425	46,434	81,859
2,981	8,799	11,780		Baker Hughes, Inc	203,304	600,092	803,396
1,400	1,800	3,200		Berry Petroleum Co (Class A)	39,424	50,688	90,112
1,950	2,300	4,250		Cabot Oil & Gas Corp (Class A)	93,464	110,239	203,703
2,100	2,500	4,600	*	Callon Petroleum Co	28,476	33,900	62,376
2,400	2,900	5,300	*	Cameron International Corp	115,944	140,099	256,043
—	1,100	1,100	*	Carrizo Oil & Gas, Inc	—	28,369	28,369
1,500	1,434	2,934	*	Cheniere Energy, Inc	44,565	42,604	87,169
8,196	12,698	20,894		Chesapeake Energy Corp	237,520	367,988	605,508
4,009	4,777	8,786		Cimarex Energy Co	141,077	168,103	309,180
500	700	1,200	*	Delta Petroleum Corp	11,260	15,764	27,024
4,330	5,800	10,130	*	Denbury Resources, Inc	125,137	167,620	292,757
2,000	1,400	3,400	*	Edge Petroleum Corp	32,940	23,058	55,998
1,600	1,800	3,400	*	Encore Acquisition Co	38,944	43,812	82,756
1,136	1,200	2,336	*	Energy Partners Ltd	28,002	29,580	57,582
4,417	6,100	10,517		ENSCO International, Inc	193,597	267,363	460,960
8,666	9,700	18,366		Equitable Resources, Inc	303,137	339,306	642,443
2,600	1,600	4,200	*	Exploration Co of Delaware, Inc	24,882	15,312	40,194
3,043	4,200	7,243	*	Forest Oil Corp	96,128	132,678	228,806
854	2,037	2,891	*	Gasco Energy, Inc	2,306	5,500	7,806
2,700	3,700	6,400	*	Global Industries Ltd	42,012	57,572	99,584
700	1,000	1,700	*	Goodrich Petroleum Corp	21,084	30,120	51,204
4,000	5,300	9,300	*	Grey Wolf, Inc	26,720	35,404	62,124
1,548	2,523	4,071	*	Helix Energy Solutions Group, Inc	51,703	84,268	135,971
3,998	4,200	8,198		Helmerich & Payne, Inc	92,074	96,726	188,800
1,600	2,200	3,800	*	Houston Exploration Co	88,240	121,330	209,570

23

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

—	1,700	1,700	*	McMoRan Exploration Co	—	30,158	30,158
5,079	7,733	12,812	*	Meridian Resource Corp	15,542	23,663	39,205
3,887	4,588	8,475	*	National Oilwell Varco, Inc	227,584	268,627	496,211
200		200	*	Oceaneering International, Inc	6,160	—	6,160
2,200	2,250	4,450	*	Parallel Petroleum Corp	44,132	45,135	89,267
7,423	6,386	13,809	*	PetroHawk Energy Corp	77,051	66,287	143,338
623	200	823	*	Petroleum Development Corp	24,851	7,978	32,829
3,147	1,493	4,640	*	Petroquest Energy, Inc	32,823	15,572	48,395
4,916	6,169	11,085		Pioneer Natural Resources Co	192,314	241,331	433,645
2,509	2,735	5,244	*	Plains Exploration & Production Co	107,661	117,359	225,020
3,597	4,100	7,697		Pogo Producing Co	147,297	167,895	315,192
3,452	4,900	8,352	*	Pride International, Inc	94,654	134,358	229,012
199	1,350	1,549	*	Quicksilver Resources, Inc	6,348	43,065	49,413
3,504	5,950	9,454		Range Resources Corp	88,441	150,178	238,619
—	1,800	1,800	*	Rosetta Resources, Inc	—	30,906	30,906
2,457	3,100	5,557		Rowan Cos, Inc	77,715	98,053	175,768
200		200		RPC, Inc	3,664	—	3,664
2,329	4,693	7,022	*	Southwestern Energy Co	69,567	140,180	209,747
2,000	2,600	4,600		St. Mary Land & Exploration Co	73,420	95,446	168,866
1,555	2,300	3,855	*	Stone Energy Corp	62,946	93,104	156,050
600	700	1,300	*	Superior Energy Services	15,756	18,382	34,138
1,641	800	2,441	*	Swift Energy Co	68,627	33,456	102,083
2,200	3,500	5,700		Tidewater, Inc	97,218	154,665	251,883
949	1,156	2,105	*	Toreador Resources Corp	17,481	21,294	38,775
1,000	1,200	2,200	*	Unit Corp	45,970	55,164	101,134
1,000	2,100	3,100		W&T Offshore, Inc	29,210	61,341	90,551
—	1,500	1,500	*	Warren Resources, Inc	—	18,270	18,270
1,400		1,400	*	Warrior Energy Service Corp	36,050	—	36,050
1,000	1,500	2,500	*	Whiting Petroleum Corp	40,100	60,150	100,250
10,886	16,476	27,362		XTO Energy, Inc	458,627	694,134	1,152,761

				TOTAL OIL AND GAS EXTRACTION	5,036,792	7,071,093	12,107,885

			PAPER AND ALLIED PRODUCTS - 0.95%
2,400	2,900	5,300		Bemis Co	78,864	95,294	174,158
1,600	2,200	3,800		Bowater, Inc	32,912	45,254	78,166
3,300	4,800	8,100	*	Buckeye Technologies, Inc	28,050	40,800	68,850
2,100	2,300	4,400		Chesapeake Corp	30,051	32,913	62,964
800		800		Glatfelter	10,840	—	10,840
6,425	13,983	20,408		International Paper Co	222,498	484,231	706,729
9,800	12,800	22,600		Kimberly-Clark Corp	640,528	836,608	1,477,136
7,876	10,800	18,676		MeadWestvaco Corp	208,793	286,308	495,101
2,200	3,100	5,300		Packaging Corp of America	51,040	71,920	122,960
900	1,600	2,500		Rock-Tenn Co (Class A)	17,820	31,680	49,500
108		108	*	Smurfit-Stone Container Corp	1,210	—	1,210
2,871	3,200	6,071		Sonoco Products Co	96,580	107,648	204,228

24

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

2,422	2,600	5,022		Temple-Inland, Inc	97,122	104,260	201,382
—	2,200	2,200		Wausau Paper Corp	—	29,700	29,700

				TOTAL PAPER AND ALLIED PRODUCTS	1,516,308	2,166,616	3,682,924

			PERSONAL SERVICES - 0.01%
300	400	700		Weight Watchers International, Inc	13,302	17,736	31,038

				TOTAL PERSONAL SERVICES	13,302	17,736	31,038

			PETROLEUM AND COAL PRODUCTS - 2.65%
2,101	2,582	4,683		Alon USA Energy, Inc	61,958	76,143	138,101
11,234	16,294	27,528		Apache Corp	709,989	1,029,781	1,739,770
—	1,800	1,800		Ashland, Inc	—	114,804	114,804
13,034	17,986	31,020		Devon Energy Corp	823,097	1,135,816	1,958,913
6,516	9,200	15,716		EOG Resources, Inc	423,866	598,460	1,022,326
5,344	9,124	14,468		Frontier Oil Corp	142,044	242,516	384,560
978	811	1,789	*	Headwaters, Inc	22,836	18,937	41,773
5,042	11,388	16,430		Hess Corp	208,840	471,691	680,531
1,871	3,391	5,262		Holly Corp	81,070	146,932	228,002
5,181	9,889	15,070		Murphy Oil Corp	246,357	470,222	716,579
3,996	5,400	9,396	*	Newfield Exploration Co	154,006	208,116	362,122
6,762	9,400	16,162		Noble Energy, Inc	308,280	428,546	736,826
4,034	6,600	10,634		Sunoco, Inc	250,874	410,454	661,328
10,668	16,000	26,668		Valero Energy Corp	549,082	823,520	1,372,602
1,949	4,333	6,282		Western Refining, Inc	45,295	100,699	145,994

				TOTAL PETROLEUM AND COAL PRODUCTS	4,027,594	6,276,637	10,304,231

			PRIMARY METAL INDUSTRIES - 1.34%
2,100	2,218	4,318	*	Aleris International, Inc	106,134	112,098	218,232
238	1,479	1,717	*	Brush Engineered Materials, Inc	5,919	36,783	42,702
1,451	2,009	3,460	*	Century Aluminum Co	48,826	67,603	116,429
1,854	2,492	4,346		Chaparral Steel Co	63,147	84,878	148,025
661	893	1,554	*	CommScope, Inc	21,720	29,344	51,064
22,383	30,993	53,376	*	Corning, Inc	546,369	756,539	1,302,908
—	600	600	*	Encore Wire Corp	—	21,174	21,174
2,368	3,503	5,871		Gibraltar Industries, Inc	52,522	77,697	130,219
1,700	2,300	4,000		Hubbell, Inc (Class B)	81,430	110,170	191,600
1,023	1,300	2,323	*	Lone Star Technologies, Inc	49,493	62,894	112,387
1,852	2,000	3,852	*	Maverick Tube Corp	120,065	129,660	249,725
2,369	3,400	5,769		Mueller Industries, Inc	83,318	119,578	202,896
1,624	1,743	3,367	*	NS Group, Inc	104,829	112,511	217,340
5,843	10,800	16,643		Nucor Corp	289,170	534,492	823,662
1,190	2,234	3,424		Olympic Steel, Inc	29,583	55,537	85,120
1,575	1,350	2,925		Quanex Corp	47,801	40,973	88,774
2,530	2,484	5,014		Steel Dynamics, Inc	127,639	125,318	252,957
2,300	2,600	4,900		Steel Technologies, Inc	45,149	51,038	96,187

25

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

3,180	3,983	7,163		Tredegar Corp	53,233	66,675	119,908
2,855	4,419	7,274		United States Steel Corp	164,676	254,888	419,564
2,400	3,422	5,822	*	Wheeling-Pittsburgh Corp	41,064	58,550	99,614
5,088	8,500	13,588		Worthington Industries, Inc	86,801	145,010	231,811

				TOTAL PRIMARY METAL INDUSTRIES	2,168,888	3,053,410	5,222,298

			PRINTING AND PUBLISHING - 0.84%
—	1,000	1,000	*	ACCO Brands Corp	—	22,260	22,260
919	600	1,519		Dow Jones & Co, Inc	30,823	20,124	50,947
908	1,500	2,408	*	Dun & Bradstreet Corp	68,091	112,485	180,576
4,090	6,100	10,190		EW Scripps Co	196,034	292,373	488,407
—	100	100		Harte-Hanks, Inc	—	2,635	2,635
9,270	12,900	22,170		McGraw-Hill Cos, Inc	537,938	748,587	1,286,525
2,996	3,600	6,596		New York Times Co (Class A)	68,848	82,728	151,576
200		200	*	Presstek, Inc	1,078	—	1,078
417	858	1,275		R.H. Donnelley Corp	22,059	45,388	67,447
—	807	807		Standard Register Co	—	10,652	10,652
6,297	9,405	15,702		Tribune Co	206,038	307,732	513,770
137	900	1,037	*	Valassis Communications, Inc	2,418	15,885	18,303
218	400	618		Washington Post Co (Class B)	160,666	294,800	455,466

				TOTAL PRINTING AND PUBLISHING	1,293,993	1,955,649	3,249,642

			RAILROAD TRANSPORTATION - 0.57%
8,228	16,234	24,462		CSX Corp	270,125	532,962	803,087
—	700	700	*	Genesee & Wyoming, Inc (Class A)	—	16,254	16,254
2,161	2,400	4,561	*	Kansas City Southern Industries, Inc	59,017	65,544	124,561
12,674	16,400	29,074		Norfolk Southern Corp	558,290	722,420	1,280,710

				TOTAL RAILROAD TRANSPORTATION	887,432	1,337,180	2,224,612

			REAL ESTATE - 0.09%
2,517	3,431	5,948	*	CB Richard Ellis Group, Inc	61,918	84,403	146,321
400	1,700	2,100		Forest City Enterprises, Inc (Class A)	21,720	92,310	114,030
—	300	300		Jones Lang LaSalle, Inc	—	25,644	25,644
2,380	6,596	8,976		Stewart Enterprises, Inc (Class A)	13,947	38,653	52,600

				TOTAL REAL ESTATE	97,585	241,010	338,595

			RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.06%
1,671	1,500	3,171		Cooper Tire & Rubber Co	16,810	15,090	31,900
1,295	1,500	2,795		Sealed Air Corp	70,085	81,180	151,265
1,100	1,100	2,200		Spartech Corp	29,447	29,447	58,894

				TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	116,342	125,717	242,059

			SECURITY AND COMMODITY BROKERS - 3.14%
990	1,100	2,090		A.G. Edwards, Inc	52,747	58,608	111,355
1,886	7,483	9,369		Ameriprise Financial, Inc	88,453	350,953	439,406

26

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

307	814	1,121	*	Cbot Holdings, Inc	37,083	98,323	135,406
20,486	30,900	51,386		Charles Schwab Corp	366,699	553,110	919,809
500	800	1,300		Chicago Mercantile Exchange Holdings, Inc	239,125	382,600	621,725
4,328	8,187	12,515	*	E*Trade Financial Corp	103,526	195,833	299,359
900	700	1,600		Eaton Vance Corp	25,974	20,202	46,176
796		796		Federated Investors, Inc (Class B)	26,913	—	26,913
5,236	8,100	13,336		Franklin Resources, Inc	553,707	856,575	1,410,282
6,636	10,063	16,699		Goldman Sachs Group, Inc	1,122,612	1,702,358	2,824,970
51		51	*	IntercontinentalExchange, Inc	3,829	—	3,829
440	545	985		International Securities Exchange, Inc	20,632	25,555	46,187
—	200	200	*	Investment Technology Group, Inc	—	8,950	8,950
3,086	4,000	7,086		Janus Capital Group, Inc	60,856	78,880	139,736
—	1,400	1,400		Jefferies Group, Inc	—	39,900	39,900
2,096	2,450	4,546		Legg Mason, Inc	211,403	247,107	458,510
18,286	25,400	43,686		Merrill Lynch & Co, Inc	1,430,331	1,986,788	3,417,119
968	1,172	2,140	*	Nasdaq Stock Market, Inc	29,272	35,441	64,713
1,996	3,023	5,019	*	NYSE Group, Inc	149,201	225,969	375,170
738	1,400	2,138		SEI Investments Co	41,468	78,666	120,134
6,726	7,600	14,326		T Rowe Price Group, Inc	321,839	363,660	685,499

				TOTAL SECURITY AND COMMODITY BROKERS	4,885,670	7,309,478	12,195,148

			SOCIAL SERVICES - 0.01%
3,600		3,600	*	Capital Senior Living Corp	33,300	—	33,300

				TOTAL SOCIAL SERVICES	33,300	—	33,300

			SPECIAL TRADE CONTRACTORS - 0.04%
1,404	500	1,904	*	Layne Christensen Co	40,112	14,285	54,397
2,119	2,993	5,112	*	Quanta Services, Inc	35,726	50,462	86,188

				TOTAL SPECIAL TRADE CONTRACTORS	75,838	64,747	140,585

			STONE, CLAY, AND GLASS PRODUCTS - 0.05%
241		241		Apogee Enterprises, Inc	3,666	—	3,666
48	173	221	*	Cabot Microelectronics Corp	1,383	4,986	6,369
450	300	750		CARBO Ceramics, Inc	16,214	10,809	27,023
541	702	1,243		Eagle Materials, Inc	18,221	23,643	41,864
3,242	3,752	6,994		Gentex Corp	46,069	53,316	99,385

				TOTAL STONE, CLAY, AND GLASS PRODUCTS	85,553	92,754	178,307

			TRANSPORTATION BY AIR - 0.68%
800		800	*	Air Methods Corp	18,880	—	18,880
2,858	3,427	6,285	*	Airtran Holdings, Inc	28,351	33,996	62,347
705	1,300	2,005	*	Alaska Air Group, Inc	26,818	49,452	76,270
2,505	3,119	5,624	*	Continental Airlines, Inc (Class B)	70,917	88,299	159,216
3,091	4,427	7,518	*	ExpressJet Holdings, Inc	20,432	29,262	49,694
4,890	6,784	11,674		FedEx Corp	531,445	737,285	1,268,730

27

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

2,968	3,155	6,123	*	Frontier Airlines Holdings, Inc	24,486	26,029	50,515
4,578	5,366	9,944	*	JetBlue Airways Corp	42,438	49,743	92,181
1,732	2,884	4,616	*	Mesa Air Group, Inc	13,440	22,380	35,820
1,722	2,081	3,803		Skywest, Inc	42,223	51,026	93,249
19,931	25,063	44,994		Southwest Airlines Co	332,051	417,550	749,601

				TOTAL TRANSPORTATION BY AIR	1,151,481	1,505,022	2,656,503

			TRANSPORTATION EQUIPMENT - 0.92%
—	500	500	*	Aftermarket Technology Corp	—	8,880	8,880
1,500	1,500	3,000		American Axle & Manufacturing Holdings, Inc	25,035	25,035	50,070
1,603	2,100	3,703		ArvinMeritor, Inc	22,827	29,904	52,731
2,760	4,800	7,560		Autoliv, Inc	152,104	264,528	416,632
6,000	10,600	16,600	*	BE Aerospace, Inc	126,540	223,554	350,094
1,937	2,341	4,278		Brunswick Corp	60,415	73,016	133,431
200	300	500		Federal Signal Corp	3,050	4,575	7,625
8,030	10,003	18,033		Genuine Parts Co	346,334	431,429	777,763
5,276	7,700	12,976		Harley-Davidson, Inc	331,069	483,175	814,244
1,727	2,600	4,327		Harsco Corp	134,102	201,890	335,992
2,966	3,672	6,638		JLG Industries, Inc	58,756	72,742	131,498
932	1,710	2,642	*	Navistar International Corp	24,064	44,152	68,216
1,050	1,035	2,085		Noble International Ltd	13,136	12,948	26,084
1,600	2,300	3,900		Superior Industries International, Inc	26,864	38,617	65,481
1,182	1,800	2,982	*	Tenneco, Inc	27,647	42,102	69,749
300	900	1,200		Thor Industries, Inc	12,351	37,053	49,404
1,600	1,200	2,800	*	TRW Automotive Holdings Corp	38,512	28,884	67,396
3,511	5,874	9,385		Visteon Corp	28,615	47,873	76,488
1,200	1,400	2,600		Westinghouse Air Brake Technologies Corp	32,556	37,982	70,538

				TOTAL TRANSPORTATION EQUIPMENT	1,463,977	2,108,339	3,572,316

			TRANSPORTATION SERVICES - 0.11%
500	1,700	2,200		CH Robinson Worldwide, Inc	22,290	75,786	98,076
1,000	2,700	3,700		Expeditors International Washington, Inc	44,580	120,366	164,946
2,183	2,550	4,733	*	RailAmerica, Inc	23,838	27,846	51,684
2,816	2,305	5,121		Sabre Holdings Corp	65,866	53,914	119,780

				TOTAL TRANSPORTATION SERVICES	156,574	277,912	434,486

			TRUCKING AND WAREHOUSING - 0.59%
13,857	18,229	32,086		United Parcel Service, Inc (Class B)	996,873	1,311,394	2,308,267

				TOTAL TRUCKING AND WAREHOUSING	996,873	1,311,394	2,308,267

			WATER TRANSPORTATION - 0.03%
1,000	1,600	2,600	*	Gulfmark Offshore, Inc	31,840	50,944	82,784
1,200	200	1,400	*	Hornbeck Offshore Services, Inc	40,200	6,700	46,900

				TOTAL WATER TRANSPORTATION	72,040	57,644	129,684

28

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares		COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

			WHOLESALE TRADE-DURABLE GOODS - 0.45%
1,000		1,000		Adesa, Inc	23,110	—	23,110
5,538	6,800	12,338		Barnes Group, Inc	97,247	119,408	216,655
1,298	1,600	2,898		BorgWarner, Inc	74,207	91,472	165,679
2,116	1,577	3,693		Castle (A.M.) & Co	56,793	42,327	99,120
496	1,080	1,576	*	Cytyc Corp	12,142	26,438	38,580
—	1,900	1,900		IKON Office Solutions, Inc	—	25,536	25,536
240	661	901		Martin Marietta Materials, Inc	20,309	55,934	76,243
140		140	*	Merge Technologies, Inc	963	—	963
700	700	1,400	*	MWI Veterinary Supply, Inc	23,471	23,471	46,942
2,096	2,700	4,796	*	Patterson Cos, Inc	70,447	90,747	161,194
3,984	4,200	8,184		Reliance Steel & Aluminum Co	128,046	134,988	263,034
3,530	4,300	7,830		Ryerson Tull, Inc	77,272	94,127	171,399
—	200	200	*	Tech Data Corp	—	7,306	7,306
2,424	3,100	5,524		W.W. Grainger, Inc	162,456	207,762	370,218
614	1,221	1,835	*	WESCO International, Inc	35,630	70,855	106,485

				TOTAL WHOLESALE TRADE-DURABLE GOODS	782,093	990,371	1,772,464

			WHOLESALE TRADE-NONDURABLE GOODS - 0.88%
300	500	800		Airgas, Inc	10,851	18,085	28,936
150		150	*	Akorn, Inc	542	—	542
590	500	1,090	*	Allscripts Healthcare Solutions, Inc	13,246	11,225	24,471
—	1,500	1,500	*	Dean Foods Co	—	63,030	63,030
3,200	5,600	8,800	*	Endo Pharmaceuticals Holdings, Inc	104,160	182,280	286,440
486	1,000	1,486	*	Henry Schein, Inc	24,368	50,140	74,508
300		300		Men’s Wearhouse, Inc	11,163	—	11,163
600	1,600	2,200		Nash Finch Co	14,118	37,648	51,766
5,700	7,500	13,200		Nike, Inc (Class B)	499,434	657,150	1,156,584
8,400	11,600	20,000		Safeway, Inc	254,940	352,060	607,000
1,270	1,900	3,170		Spartan Stores, Inc	21,463	32,110	53,573
—	1,700	1,700		Stride Rite Corp	—	23,732	23,732
12,294	18,500	30,794		Sysco Corp	411,234	618,825	1,030,059

				TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,365,519	2,046,285	3,411,804

				TOTAL COMMON STOCKS	158,278,739	229,876,958	388,155,697

				(Cost $343,177,808)

PRINCIPAL

			SHORT-TERM INVESTMENTS - 0.68%

			U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.68%
$1,300,000	$1,350,000	$2,650,000	Federal Home Loan Bank (FHLB), 4.750%, 10/02/06	1,300,000	1,350,000	2,650,000

			TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,300,000	1,350,000	2,650,000

29

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Social Choice Fund Shares	Institutional Social Choice Fund Shares	Combined Pro-Forma Social Choice Fund Shares	COMPANY	Retail Social Choice Fund Value	Institutional Social Choice Fund Value	Combined Pro-Forma Social Choice Fund Value

			TOTAL SHORT-TERM INVESTMENTS	1,300,000	1,350,000	2,650,000

			(Cost $2,649,650)

			TOTAL PORTFOLIO - 100.49% (Cost $345,827,458)	159,578,739	231,226,958	390,805,697

			OTHER ASSETS & LIABILITIES, NET - (0.50%)	(1,096,119)	(855,626)	(1,951,745)

			NET ASSETS - 100.00%	$158,482,620	$230,371,332	$388,853,952

*	Non-income producing

**	Percentage represents less than 0.01%

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

30

Retail Social Choice Fund / Institutional Social Choice Fund
Pro Forma Combining Statement of Assets & Liabilities (unaudited)
September 30, 2006

	Retail Social Choice Fund	Institutional Social Choice Fund	Adjustments to Pro Forma	Institutional Social Choice Fund (new) Pro Forma (Combined)

ASSETS
Portfolio investments, at value	$159,578,739	$231,226,958	$—	$390,805,697
Cash	9,305	4,850	—	14,155
Receivable for securities transactions	460,000	—	—	460,000
Receivable from Fund shares sold	957,910	358,246	—	1,316,156
Dividends and interest receivable	180,820	190,151	—	370,971
Due from investment advisor	—	88,506	—	88,506

Total assets	161,186,774	231,868,711	—	393,055,485

LIABILITIES
Management fees payable	34,483	27,728	—	62,211
Service agreement fees payable	—	15,954	—	15,954
Due to affiliates	3,116	91,585	—	94,701
Payable for securities transactions	2,609,848	1,262,112	—	3,871,960
Payable for Fund shares redeemed	56,707	100,000	—	156,707

Total liabilities	2,704,154	1,497,379	—	4,201,533

Net Assets	$158,482,620	$230,371,332	$—	$388,853,952

Net Assets by Class:
Retirement Class	$—	$79,640,014	$—	$79,640,014
Institutional Class	$—	$129,712,330	$26,038,694	$155,751,024
Retail Class	$158,482,620	$21,018,988	$(26,038,694)	$153,462,914

	$158,482,620	$230,371,332	$—	$388,853,952

Shares Outstanding by Class:
Retirement Class	—	7,188,805	—	7,188,805
Institutional Class	—	11,827,184	2,374,211	14,201,395
Retail Class	15,342,824	2,064,995	(2,330,968)	15,076,851

	15,342,824	21,080,984	43,243	36,467,051

Net Asset Value per Share by Class:
Retirement Class	$—	$11.08	$—	$11.08
Institutional Class	$—	$10.97	$—	$10.97
Retail Class	$10.33	$10.18	$—	$10.18

Retail Social Choice Fund / Institutional Social Choice Fund
Pro Forma Combining Statement of Operations (unaudited)
Twelve Month Period Ending September 30, 2006

	Retail Social Choice Fund	Institutional Social Choice Fund	Adjustments to Pro Forma	Institutional Social Choice Fund (new) Pro Forma (Combined)

Investment Income:
Interest	$19,768	$43,283	$—	$63,051
Dividends	2,802,501.00	3,321,600	—	6,124,101
Other income	—	215,033	—	215,033
Foreign taxes withheld	(440.00)	(458)	—	(898)

Total Income	2,821,829	3,579,458	—	6,401,287

Expenses
Investment management fees	$431,856	$223,269	$(107,565)	$547,560
Service Agreement Fees - Retirement Class	—	179,514	—	179,514
Service Agreement Fees - Institutional Class	—	8,010	(8,010)	—
Distribution fees - Retail Class	—	986	355,231	356,217
Custody fees	—	16,423	15,414	31,837
Audit fees	—	45,267	—	45,267
Registration fees - Retirement Class	—	14,264	(14,264)	—
Registration fees - Institutional Class	—	20,140	(20,140)	—
Registration fees - Retail Class	—	24,250	(24,250)	—
Registration fees	—	—	35,000	35,000
Trustee fees and expenses	1,026	4,712	(1,026)	4,712
Fund administration fees	—	20,521	—	20,521
Transfer Agency fees and expenses - Retirement Class	—	976	—	976
Transfer Agency fees and expenses - Institutional Class	—	1,216	—	1,216
Transfer Agency fees and expenses - Retail Class	—	574	159,432	160,006
Report printing and mailing fees - Retirement Class	—	22,351	(22,351)	—
Report printing and mailing fees - Institutional Class	—	6,732	(6,732)	—
Report printing and mailing fees - Retail Class	—	1,440	(1,440)	—
Report printing and mailing fees	—	—	79,496	79,496
Legal fees	—	7,346	—	7,346
Interest	16,397	2,686	(16,397)	2,686

Total expenses before expense reimbursement	449,279	600,677	422,398	1,472,354
Less expenses reimbursed by the investment advisor	—	(88,506)	44,982	(43,524)
Fees waived the investment advisor and TPIS		(986)	(355,231)	(356,217)

Net expenses	449,279	511,185	112,149	1,072,613

Net investment income	2,372,550	3,068,273	(112,149)	5,328,674

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from:
Security transactions	4,828,950	3,768,735	—	8,597,685

Net realized gain/(loss) on investments	4,828,950	3,768,735	—	8,597,685

Change in unrealized appreciation/(depreciation) on:

Securities	6,482,906	11,331,970	—	17,814,876

Net change in unrealized appreciation/ (depreciation) of investments	6,482,906	11,331,970	—	17,814,876

Net realized and unrealized gain/(loss) on investments	11,311,856	15,100,705	—	26,412,561

Net Increase/(Decrease) in Net Assets Resulting From Operations	$13,684,406	$18,168,978	$(112,149)	31,741,235

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

RETAIL MANAGED ALLOCATION FUND / INSTITUTIONAL MANAGED ALLOCATION FUND
PRO-FORMA COMBINING SCHEDULE OF INVESTMENT (Unaudited)
September 30, 2006

Retail Managed Allocation Fund Shares	Institutional Managed Allocation II Fund Shares	Combined Pro-Forma Managed Allocation II Fund Shares	COMPANY	Retail Managed Allocation Fund Value	Institutional Managed Allocation II Fund Value	Combined Pro-Forma Managed Allocation II Fund Value

			TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS - 3.17%
—	656,877	656,877	TIAA-CREF Institutional Bond Plus Fund II	—	$6,634,455	$6,634,455
—	45,237	45,237	TIAA-CREF Institutional High-Yield Fund II	—	448,747	448,747
—	172,989	172,989	TIAA-CREF Institutional International Equity Fund	—	2,326,707	2,326,707
—	239,090	239,090	TIAA-CREF Institutional Large-Cap Value Fund	—	3,760,880	3,760,880
—	385,384	385,384	TIAA-CREF Institutional Large-Cap Growth Fund	—	3,730,520	3,730,520
—	72	72	TIAA-CREF Institutional Money Market Fund	—	72	72
—	2,860	2,860	TIAA-CREF Institutional Real Estate Securities Fund	—	43,871	43,871
—	26,767	26,767	TIAA-CREF Institutional Short-Term Bond Fund II	—	268,742	268,742
—	43,631	43,631	TIAA-CREF Institutional Small-Cap Equity Fund	—	694,167	694,167

			TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - INSTITUTIONAL CLASS	—	17,908,161	17,908,161

			TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - RETAIL CLASS - 24.68%
7,719,569	—	7,719,569	TIAA-CREF Institutional Large-Cap Value Fund - Retail Class	118,572,587	—	118,572,587
111,422	—	111,422	TIAA-CREF Institutional Real Estate Securities Fund - Retail Class	1,701,423	—	1,701,423
1,230,776	—	1,230,776	TIAA-CREF Institutional Small-Cap Equity Fund - Retail Class	19,273,967	—	19,273,967

			TOTAL TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - RETAIL CLASS	139,547,977	—	139,547,977

			TIAA-CREF MUTUAL FUNDS - 72.21%
19,715,598	—	19,715,598	TIAA-CREF Bond Plus Fund	198,338,924	—	198,338,924
12,244,828	—	12,244,828	TIAA-CREF Growth Equity Fund	117,795,251	—	117,795,251
1,511,228	—	1,511,228	TIAA-CREF High-Yield Bond Fund	13,721,957	—	13,721,957
5,012,534	—	5,012,534	TIAA-CREF International Equity Fund	70,075,229	—	70,075,229
213,271	—	213,271	TIAA-CREF Money Market Fund	213,271	—	213,271
787,993	—	787,993	TIAA-CREF Short-Term Bond Fund	8,132,096	—	8,132,096

			TOTAL TIAA-CREF MUTUAL FUNDS	408,276,728	—	408,276,728

			TOTAL PORTFOLIO - 100.06% (Cost $536,203,122)	547,824,705	17,908,161	565,732,866

			OTHER ASSETS & LIABILITIES, NET - (0.06%)	(343,256)	62	(343,194)

			NET ASSETS - 100.00%	$547,481,449	$17,908,223	$565,389,672

1

Retail Managed Allocation Fund / Institutional Managed Allocation Fund II
Pro Forma Combining Statement of Assets & Liabilities (unaudited)
September 30, 2006

	Retail Managed Allocation Fund	Institutional Managed Allocation Fund II	Adjustments to Pro Forma	Institutional Managed Allocation Fund II (new) Pro Forma (Combined)

ASSETS
Portfolio investments, at value	$547,824,705	$17,908,161	$—	$565,732,866
Cash	—	53,544	—	53,544
Receivable for securities transactions	91,010	—	—	91,010
Receivable from Fund shares sold	101,226	16,714	—	117,940
Dividends and interest receivable	896	—	—	896
Due from investment advisor	—	65,271	—	65,271

Total assets	548,017,837	18,043,690	—	566,061,527

LIABILITIES
Service agreement fees payable	—	1,699	—	1,699
Due to affiliates	—	64,958	—	64,958
Cash overdrafts	159,579	—	—	159,579
Payable for securities transactions	—	68,810	—	68,810
Payable for Fund shares redeemed	376,809	—	—	376,809

Total liabilities	536,388	135,467	—	671,855

Net Assets	$547,481,449	$17,908,223	$—	$565,389,672

Net Assets by Class:
Retirement Class	$—	$8,357,793	$—	$8,357,793
Institutional Class	$—	$2,045,697	$—	$2,045,697
Retail Class	$547,481,449	$7,504,733	$—	$554,986,182

	$547,481,449	$17,908,223	$—	$565,389,672

Shares Outstanding by Class:
Retirement Class	—	825,373	(122,873)	702,500
Institutional Class	—	202,273	(30,325)	171,948
Retail Class	46,017,623	738,973	(108,175)	46,648,421

	46,017,623	1,766,619	(261,373)	47,522,869

Net Asset Value per Share by Class:
Retirement Class	$—	$10.13	$—	$11.90
Institutional Class	$—	$10.11	$—	$11.90
Retail Class	$11.90	$10.16	$—	$11.90

Retail Managed Allocation Fund / Institutional Managed Allocation Fund II
Pro Forma Combining Statement of Operations (unaudited)
Six Month Period Ending September 30, 2006

	Retail Managed Allocation Fund	Institutional Managed Allocation Fund II	Adjustments to Pro Forma	Institutional Managed Allocation Fund II (new) Pro Forma (Combined)

Investment Income:
Interest	$1,877	$4,624	$—	$6,501
Dividends	5,678,643	109,351	—	5,787,994

Total Income	5,680,520	113,975	—	5,794,495

Expenses
Service Agreement Fees - Retirement Class	$—	$4,962	$—	$4,962
Distribution fees - Retail Class	—	511	680,783	681,294
Custody fees	—	1,834	63	1,897
Audit fees	—	31,667	—	31,667
Registration fees - Retirement Class	—	680	(680)	—
Registration fees - Institutional Class	—	361	(361)	—
Registration fees - Retail Class	—	591	(591)	—
Registration fees	—	—	15,192	15,192
Trustee fees and expenses	—	3,194	—	3,194
Fund administration fees	—	15,121	—	15,121
Transfer Agency fees and expenses - Retirement Class	—	728	—	728
Transfer Agency fees and expenses - Institutional Class	—	630	—	630
Transfer Agency fees and expenses - Retail Class	—	914	347,310	348,224
Report printing and mailing fees - Retirement Class	—	1,246	(1,246)	—
Report printing and mailing fees - Institutional Class	—	1,224	(1,224)	—
Report printing and mailing fees - Retail Class	—	1,596	(1,596)	—
Report printing and mailing fees	—	—	28,553	28,553
Legal fees	—	5,172	—	5,172
Interest	1,923	313	(1,923)	313

Total expenses before expense reimbursement	1,923	70,744	1,064,280	1,136,947
Less expenses reimbursed by the investment advisor	—	(65,271)	(385,420)	(450,691)
Fees waived the investment advisor and TPIS		(511)	(680,783)	(681,294)

Net expenses	1,923	4,962	(1,923)	4,962

Net investment income	5,678,597	109,013	1,923	5,789,533

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from:
Security transactions	5,513,969	(14,608)	—	5,499,361

Net realized gain/(loss) on investments	5,513,969	(14,608)	—	5,499,361

Change in unrealized appreciation/(depreciation) on:

Securities	820,978	502,168	—	1,323,146

Net change in unrealized appreciation/ (depreciation) of investments	820,978	502,168	—	1,323,146

Net realized and unrealized gain/(loss) on investments	6,334,947	487,560	—	6,822,507

Net Increase/(Decrease) in Net Assets Resulting From Operations	$12,013,544	$596,573	$1,923	12,612,040

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

RETAIL BOND PLUS FUND / INSTITUTIONAL BOND PLUS FUND II
PRO-FORMA COMBINING SCHEDULE OF INVESTMENT (Unaudited)
September 30, 2006

Retail Bond Bond Plus Fund Principal	Institutional Bond Bond PlusII Fund Principal	Combined Pro-Forma Bond Plus II Fund Principal		ISSUER	RATE	MATURITY DATE	RATING+	Retail Bond Bond Plus Fund Value	Institutional Bond Bond PlusII Fund Value	Combined Pro-Forma Bond Plus II Fund Value

			BONDS - 98.24%

			CORPORATE BONDS - 43.87%

			AMUSEMENT AND RECREATION SERVICES - 0.06%
$250,000	$50,000	$300,000		Harrah’s Operating Co, Inc	6.500%	06/01/16	Baa3	$247,479	$49,496	$296,975

		300,000		TOTAL AMUSEMENT AND RECREATION SERVICES				247,479	49,496	296,975

			ASSET BACKED - 10.30%
206,633	—	206,633	g,i	AQ Finance NIM Trust Series 2004-RN2	5.530	04/25/09	Aaa	206,595	—	206,595
83,995	—	83,995	g,i,v	AQ Finance NIM Trust Series 2004-RN3	5.510	05/25/09	Aaa	83,996	—	83,996
2,540,105	—	2,540,105		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	2,531,253	—	2,531,253
505,000	—	505,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	506,483	—	506,483
1,000,000	—	1,000,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	971,606	—	971,606
1,000,000	—	1,000,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1M1)	5.700	02/25/34	Aa2	995,334	—	995,334
1,000,000	—	1,000,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	988,776	—	988,776
622,656	—	622,656	i	CIT Group Home Equity Loan Trust Series 2002-2 (Class BF)	6.830	06/25/33	Ba1	585,680	—	585,680
460,892	460,892	921,784	i	CIT Group Home Equity Loan Trust Series 2002-2 (Class MF2)	6.390	12/25/30	A3	461,110	461,110	922,220
307,502	—	307,502	i	Countrywide Home Equity Loan Trust Series 2004-B (Class 1A)	5.550	02/15/29	Aaa	307,792	—	307,792
266,026	—	266,026		Detroit Edison Securitization Funding LLC Series 2001-1 (Class A3)	5.875	03/01/10	Aaa	267,548	—	267,548
2,000,000	—	2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	03/01/30	Aaa	2,004,426	—	2,004,426
2,000,000	—	2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	03/01/36	Aaa	2,008,338	—	2,008,338
1,367,335	—	1,367,335	g,i	Golden Securities Corp Series 2003-A (Class A1)	5.630	12/02/13	Aaa	1,363,151	—	1,363,151
500,000	500,000	1,000,000		Household Automotive Trust Series 2006-2 (Class A3)	5.610	08/17/11	Aaa	505,496	505,496	1,010,992
2,000,000	—	2,000,000	i	IXIS Real Estate Capital Trust Series 2006-HE1 (Class A2)	5.470	03/25/36	Aaa	2,001,106	—	2,001,106
962,096	96,209	1,058,305	g	Long Beach Asset Holdings Corp Series 2006-4 (Class N1)	5.877	06/25/46	NR	959,677	95,968	1,055,645
1,691,268	84,563	1,775,831	g,v	Long Beach Asset Holdings Corp Series 2006-6 (Class N1)	6.072	09/25/46	NR	1,691,260	84,563	1,775,823
1,689,855	422,463	2,112,318	g	Marriott Vacation Club Owner Trust Series 2006-1A (Class A)	5.737	04/20/28	Aaa	1,713,178	428,295	2,141,473
1,000,000	—	1,000,000	i	Morgan Stanley Capital I Series 2006-HE1 (Class A2)	5.450	01/25/36	Aaa	1,000,571	—	1,000,571
250,000	—	250,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class AJ)	5.950	10/15/42	NR	257,412	—	257,412
1,200,000	500,000	1,700,000	g,v	New York City Tax Lien Series 2006-AA (Class A)	5.930	07/01/36	Aaa	1,199,873	499,947	1,699,820
1,000,000	—	1,000,000		Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	1,011,544	—	1,011,544
450,610	—	450,610		Public Service New Hampshire Funding LLC Series 2001-1 (Class A2)	5.730	11/01/10	Aaa	453,343	—	453,343
500,000	500,000	1,000,000	i,v	Renaissance Home Equity Loan Trust Series 2006-3 (Class AF3)	5.586	11/25/36	Aaa	501,719	501,719	1,003,438
5,000,000	—	5,000,000	i	Residential Asset Mortgage Products, Inc Series 2004-RS11 (Class M1)	5.950	11/25/34	Aa1	5,032,470	—	5,032,470
662,230	—	662,230		Residential Asset Securities Corp Series 2001-KS2 (Class AI6)	6.489	10/25/30	Aaa	662,815	—	662,815
6,000,000	1,000,000	7,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-H12 (Class A3)	5.790	02/25/36	Aaa	6,042,072	1,007,012	7,049,084
500,000	—	500,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class M1)	6.010	02/25/36	Aa1	503,262	—	503,262
1,500,000	—	1,500,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	1,509,037	—	1,509,037
1,000,000	—	1,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI3 (Class A3)	5.960	02/25/36	Aaa	1,011,215	—	1,011,215
3,528,000	—	3,528,000	v	Residential Funding Mortgage Securities II, Inc Series 2006-HI4 (Class A3)	5.440	09/25/36	Aaa	3,526,898	—	3,526,898
3,000,000	—	3,000,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	3,003,879	—	3,003,879
500,000	500,000	1,000,000	i	Saxon Asset Securities Trust Series 2002-2 (Class AF6)	5.620	11/25/30	Aaa	498,154	498,154	996,308
3,403,984	425,498	3,829,482	g,v	Sierra Receivables Funding Co Series 2006-1A (Class A1)	5.840	05/20/18	Aaa	3,447,494	430,937	3,878,431
584,577	—	584,577	g,i	Wachovia Loan Trust Series 2005-SD1 (Class A)	5.690	05/25/35	NR	584,912	—	584,912

		54,772,389		TOTAL ASSET BACKED				50,399,475	4,513,201	54,912,676

			BUILDING MATERIALS AND GARDEN SUPPLIES - 0.18%
500,000	150,000	650,000		Home Depot, Inc	5.400	03/01/16	Aa3	496,281	148,884	645,165
250,000	25,000	275,000		Lowe’s Cos, Inc	8.250	06/01/10	A1	274,911	27,491	302,402

		925,000		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				771,192	176,375	947,567

			CHEMICALS AND ALLIED PRODUCTS - 0.60%
500,000	100,000	600,000		Abbott Laboratories	5.600	05/15/11	A1	509,014	101,803	610,817
500,000	—	500,000		Chemtura Corp	6.875	06/01/16	Ba1	493,125	—	493,125
250,000	—	250,000		Genentech, Inc	5.250	07/15/35	A1	233,755	—	233,755

1

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Bond Bond Plus Fund Principal	Institutional Bond Bond PlusII Fund Principal	Combined Pro-Forma Bond Plus II Fund Principal		ISSUER	RATE	MATURITY DATE	RATING+	Retail Bond Bond Plus Fund Value	Institutional Bond Bond PlusII Fund Value	Combined Pro-Forma Bond Plus II Fund Value

500,000	50,000	550,000		Lubrizol Corp	4.625	10/01/09	Baa3	485,837	48,584	534,421
500,000	50,000	550,000		Lubrizol Corp	5.500	10/01/14	Baa3	486,412	48,641	535,053
750,000	75,000	825,000		Procter & Gamble Co	4.950	08/15/14	Aa3	736,470	73,647	810,117

		3,275,000		TOTAL CHEMICALS AND ALLIED PRODUCTS				2,944,613	272,675	3,217,288

			COMMUNICATIONS - 2.57%
250,000	25,000	275,000		America Movil S.A. de C.V.	6.375	03/01/35	A3	238,745	23,875	262,620
500,000	50,000	550,000		AT&T, Inc	5.100	09/15/14	A2	481,889	48,189	530,078
250,000	25,000	275,000		AT&T, Inc	6.150	09/15/34	A2	242,791	24,279	267,070
750,000	75,000	825,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2	855,261	85,526	940,787
500,000	100,000	600,000		Comcast Corp	6.500	01/15/17	Baa2	521,597	104,319	625,916
250,000	25,000	275,000		Comcast Corp	5.650	06/15/35	Baa2	226,632	22,663	249,295
500,000	50,000	550,000		Comcast Corp	6.500	11/15/35	Baa2	502,435	50,244	552,679
500,000	50,000	550,000		COX Communications, Inc	5.450	12/15/14	Baa3	482,599	48,260	530,859
250,000	25,000	275,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	305,926	30,593	336,519
250,000	25,000	275,000	i	France Telecom S.A.	7.750	03/01/11	A3	273,977	27,398	301,375
250,000	—	250,000		Gray Television, Inc	9.250	12/15/11	B1	261,563	—	261,563
250,000	25,000	275,000		New Cingular Wireless Services, Inc	7.875	03/01/11	Baa1	273,753	27,375	301,128
250,000	25,000	275,000		New Cingular Wireless Services, Inc	8.750	03/01/31	Baa1	320,500	32,050	352,550
500,000	50,000	550,000		Rogers Cable, Inc	6.750	03/15/15	Ba2	505,000	50,500	555,500
500,000	50,000	550,000		Rogers Wireless, Inc	7.500	03/15/15	Ba2	533,750	53,375	587,125
1,750,000	175,000	1,925,000		Sprint Capital Corp	8.375	03/15/12	Baa3	1,959,701	195,970	2,155,671
250,000	25,000	275,000		Telecom Italia Capital S.A.	5.250	11/15/13	Baa2	237,140	23,714	260,854
500,000	50,000	550,000		Telecom Italia Capital S.A.	6.375	11/15/33	Baa2	468,416	46,842	515,258
250,000	25,000	275,000		Verizon Global Funding Corp	7.375	09/01/12	A3	273,760	27,376	301,136
250,000	25,000	275,000		Verizon Global Funding Corp	5.850	09/15/35	A3	235,036	23,504	258,540
2,000,000	200,000	2,200,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	2,017,277	201,728	2,219,005
250,000	25,000	275,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	233,065	23,307	256,372
500,000	—	500,000		Verizon Wireless Capital LLC	5.375	12/15/06	A2	499,822	—	499,822
250,000	—	250,000	g	Viacom, Inc	5.750	04/30/11	Baa3	249,536	—	249,536
300,000	50,000	350,000	g	Viacom, Inc	6.875	04/30/36	Baa3	296,719	49,453	346,172

		13,225,000		TOTAL COMMUNICATIONS				12,496,890	1,220,540	13,717,430

			DEPOSITORY INSTITUTIONS - 3.10%
	100,000	100,000		Bank of America Corp	5.375	08/15/11	Aa2		100,888	100,888
250,000	25,000	275,000		Bank of America Corp	6.250	04/15/12	Aa2	262,058	26,206	288,264
500,000	50,000	550,000		Bank of America Corp	4.875	01/15/13	Aa2	489,202	48,920	538,122
250,000	100,000	350,000		Bank of America Corp	5.750	08/15/16	Aa3	254,473	101,789	356,262
250,000	25,000	275,000		Bank One Corp	5.900	11/15/11	A1	256,804	25,680	282,484
250,000	25,000	275,000		Bank One Corp	5.250	01/30/13	A1	248,368	24,837	273,205
1,000,000	—	1,000,000		Bank One NA	5.500	03/26/07	Aa2	1,000,408	—	1,000,408
250,000	100,000	350,000		Branch Banking & Trust Co	5.625	09/15/16	Aa3	253,096	101,238	354,334
250,000	25,000	275,000		Capital One Bank	5.125	02/15/14	A3	243,456	24,346	267,802
500,000	50,000	550,000		Citigroup, Inc	5.100	09/29/11	Aa1	498,801	49,880	548,681
500,000	250,000	750,000		Citigroup, Inc	5.125	05/05/14	Aa1	493,899	246,950	740,849
500,000	50,000	550,000		Citigroup, Inc	5.850	12/11/34	Aa1	505,353	50,535	555,888
250,000		250,000		FIA Card Services NA	5.375	01/15/08	Aa1	250,457		250,457
250,000	—	250,000		Golden West Financial Corp	4.750	10/01/12	Aa3	242,742	—	242,742
250,000	—	250,000		Greenpoint Financial Corp	3.200	06/06/08	A2	241,458	—	241,458
500,000	50,000	550,000		Inter-American Development Bank	5.125	09/13/16	Aaa	506,734	50,673	557,407
500,000	50,000	550,000		JPMorgan Chase & Co	7.875	06/15/10	A1	543,706	54,371	598,077
250,000	25,000	275,000		JPMorgan Chase & Co	4.500	01/15/12	Aa3	241,813	24,181	265,994
250,000	—	250,000		M&I Marshall & Ilsley Bank	4.125	09/04/07	Aa3	247,396	—	247,396
550,000	—	550,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	536,657	—	536,657
1,000,000	100,000	1,100,000		Mellon Funding Corp	6.400	05/14/11	A2	1,048,855	104,886	1,153,741
	50,000	50,000		National City Bank of Indiana	4.875	07/20/07	Aa3		49,758	49,758
250,000	—	250,000		Popular North America, Inc	5.650	04/15/09	A3	251,119	—	251,119
250,000	25,000	275,000	g,i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	241,309	24,131	265,440
500,000	50,000	550,000		Regions Financial Corp	6.375	05/15/12	A2	525,430	52,543	577,973
	100,000	100,000		Union Bank of California NA	5.950	05/11/16	A2		102,855	102,855

2

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Bond Bond Plus Fund Principal	Institutional Bond Bond PlusII Fund Principal	Combined Pro-Forma Bond Plus II Fund Principal		ISSUER	RATE	MATURITY DATE	RATING+	Retail Bond Bond Plus Fund Value	Institutional Bond Bond PlusII Fund Value	Combined Pro-Forma Bond Plus II Fund Value

500,000	50,000	550,000		US Bank NA	5.700	12/15/08	Aa2	505,208	50,521	555,729
750,000	75,000	825,000		Wachovia Bank NA	4.800	11/01/14	Aa3	718,833	71,883	790,716
250,000	25,000	275,000	i	Wachovia Capital Trust III	5.800	12/30/49	A2	250,679	25,068	275,747
750,000	75,000	825,000		Wachovia Corp	5.250	08/01/14	A1	740,876	74,088	814,964
	100,000	100,000		Washington Mutual, Inc	5.500	08/24/11	A3		100,483	100,483
1,000,000	1,000,000	2,000,000		Wells Fargo & Co	5.300	08/26/11	Aa1	1,005,739	1,005,739	2,011,478
500,000	—	500,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	524,223	—	524,223
750,000	100,000	850,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	718,410	95,788	814,198

		16,475,000		TOTAL DEPOSITORY INSTITUTIONS				13,847,562	2,688,237	16,535,799

			ELECTRIC, GAS, AND SANITARY SERVICES - 2.17%
500,000	50,000	550,000		Atmos Energy Corp	4.000	10/15/09	Baa3	480,645	48,065	528,710
	190,000	190,000		Carolina Power & Light Co	5.125	09/15/13	A3		185,584	185,584
250,000	25,000	275,000		Carolina Power & Light Co	5.700	04/01/35	A3	242,604	24,260	266,864
500,000	50,000	550,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	556,050	55,605	611,655
250,000	25,000	275,000		Consolidated Edison Co of New York	5.500	09/15/16	A1	250,923	25,092	276,015
750,000	75,000	825,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa1	777,800	77,780	855,580
250,000	25,000	275,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa1	239,600	23,960	263,560
500,000	25,000	525,000		Consumers Energy Co	4.400	08/15/09	Baa2	486,648	24,332	510,980
1,000,000	100,000	1,100,000		FirstEnergy Corp	6.450	11/15/11	Baa3	1,042,057	104,206	1,146,263
500,000	50,000	550,000		Florida Power & Light Co	4.850	02/01/13	Aa3	489,792	48,979	538,771
500,000	50,000	550,000		Florida Power Corp	4.500	06/01/10	A2	485,258	48,526	533,784
250,000	—	250,000	i	FPL Group Capital, Inc	6.350	10/01/66	A3	253,462	—	253,462
250,000	—	250,000		National Fuel Gas Co	5.250	03/01/13	Baa1	246,891	—	246,891
500,000	50,000	550,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	508,014	50,801	558,815
250,000	—	250,000	g	Nevada Power Co	6.650	04/01/36	Ba1	258,375	—	258,375
250,000	200,000	450,000		Northern States Power Co	6.250	06/01/36	A2	265,372	212,298	477,670
500,000	—	500,000		Northern States Power-Minnesota	5.250	07/15/35	A2	457,003	—	457,003
	50,000	50,000		ONEOK Partners Lp	5.900	04/01/12	Baa2		50,196	50,196
1,000,000	100,000	1,100,000		Pacific Gas & Electric Co	4.200	03/01/11	Baa1	957,338	95,734	1,053,072
250,000	25,000	275,000		Public Service Co of Colorado	5.500	04/01/14	A3	251,348	25,135	276,483
200,000	50,000	250,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	203,892	50,973	254,865
250,000	25,000	275,000		Southern California Edison Co	5.350	07/15/35	A2	233,265	23,327	256,592
500,000	50,000	550,000		Texas Eastern Transmission Lp	5.250	07/15/07	Baa1	498,110	49,811	547,921
250,000	25,000	275,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	238,904	23,890	262,794
250,000	25,000	275,000		Waste Management, Inc	7.750	05/15/32	Baa3	298,961	29,896	328,857
500,000	50,000	550,000		Westar Energy, Inc	6.000	07/01/14	Baa2	512,966	51,297	564,263

		11,515,000		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				10,235,278	1,329,747	11,565,025

			ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.40%
1,000,000	100,000	1,100,000		Cisco Systems, Inc	5.250	02/22/11	A1	1,004,805	100,480	1,105,285
250,000	25,000	275,000		Cisco Systems, Inc	5.500	02/22/16	A1	251,595	25,160	276,755
500,000	—	500,000		Cooper Industries, Inc	5.250	07/01/07	A3	497,773	—	497,773
250,000	—	250,000		International Business Machines Corp	6.220	08/01/27	A1	265,334	—	265,334

		2,125,000		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				2,019,507	125,640	2,145,147

			FABRICATED METAL PRODUCTS - 0.10%
250,000	25,000	275,000		Fortune Brands, Inc	5.125	01/15/11	Baa2	245,087	24,509	269,596
250,000	25,000	275,000		Fortune Brands, Inc	4.875	12/01/13	Baa2	236,134	23,613	259,747

		550,000		TOTAL FABRICATED METAL PRODUCTS				481,221	48,122	529,343

			FOOD AND KINDRED PRODUCTS - 0.59%
250,000	25,000	275,000		Anheuser-Busch Cos, Inc	4.700	04/15/12	A1	243,792	24,379	268,171
250,000	25,000	275,000		Bottling Group LLC	4.625	11/15/12	Aa3	241,875	24,187	266,062
250,000	—	250,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa2	248,541	—	248,541
250,000	—	250,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	233,459	—	233,459
500,000	—	500,000		Cia Brasileira de Bebidas	8.750	09/15/13	Baa3	579,265	—	579,265
500,000	50,000	550,000		Coors Brewing Co	6.375	05/15/12	Baa2	519,856	51,986	571,842
	100,000	100,000		Diageo Capital plc	5.125	01/30/12	A3		98,999	98,999
500,000	50,000	550,000		Kraft Foods, Inc	6.500	11/01/31	A3	540,233	54,023	594,256

3

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Bond Bond Plus Fund Principal	Institutional Bond Bond PlusII Fund Principal	Combined Pro-Forma Bond Plus II Fund Principal		ISSUER	RATE	MATURITY DATE	RATING+	Retail Bond Bond Plus Fund Value	Institutional Bond Bond PlusII Fund Value	Combined Pro-Forma Bond Plus II Fund Value

250,000	25,000	275,000		WM Wrigley Jr Co	4.650	07/15/15	A1	237,642	23,764	261,406

		3,025,000		TOTAL FOOD AND KINDRED PRODUCTS				2,844,663	277,338	3,122,001

			FOOD STORES - 0.21%
500,000	50,000	550,000	d	Kroger Co	6.800	04/01/11	Baa2	522,872	52,287	575,159
500,000	50,000	550,000		Safeway, Inc	4.125	11/01/08	Baa2	487,026	48,703	535,729

		1,100,000		TOTAL FOOD STORES				1,009,898	100,990	1,110,888

			FURNITURE AND FIXTURES - 0.09%
500,000	—	500,000		Masco Corp	4.625	08/15/07	Baa1	495,107	—	495,107

		500,000		TOTAL FURNITURE AND FIXTURES				495,107	—	495,107

			GENERAL BUILDING CONTRACTORS - 0.43%
700,000	75,000	775,000		Centex Corp	5.250	06/15/15	Baa2	653,406	70,008	723,414
500,000	50,000	550,000		Centex Corp	6.500	05/01/16	Baa2	505,233	50,523	555,756
500,000	—	500,000		DR Horton, Inc	9.750	09/15/10	Ba1	549,365	—	549,365
450,000	50,000	500,000		DR Horton, Inc	6.500	04/15/16	Baa3	441,188	49,021	490,209

		2,325,000		TOTAL GENERAL BUILDING CONTRACTORS				2,149,192	169,552	2,318,744

			GENERAL MERCHANDISE STORES - 0.46%
1,000,000	100,000	1,100,000		Target Corp	5.875	07/15/16	A1	1,035,531	103,553	1,139,084
500,000	50,000	550,000		Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	483,435	48,343	531,778
750,000	75,000	825,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	722,337	72,234	794,571

		2,475,000		TOTAL GENERAL MERCHANDISE STORES				2,241,303	224,130	2,465,433

			HEALTH SERVICES - 0.09%
500,000	—	500,000		Laboratory Corp of America Holdings	5.625	12/15/15	Baa3	495,477	—	495,477

		500,000		TOTAL HEALTH SERVICES				495,477	—	495,477

			HOLDING AND OTHER INVESTMENT OFFICES - 0.36%
250,000	25,000	275,000		Archstone-Smith Trust	5.750	03/15/16	Baa1	250,686	25,069	275,755
250,000	25,000	275,000		Colonial Properties Trust	6.250	06/15/14	Baa3	255,304	25,530	280,834
500,000	50,000	550,000		Simon Property Group Lp	5.600	09/01/11	Baa1	502,847	50,285	553,132
500,000	50,000	550,000		iStar Financial, Inc	5.150	03/01/12	Baa2	487,476	48,748	536,224
250,000	25,000	275,000		iStar Financial, Inc	5.700	03/01/14	Baa2	248,544	24,854	273,398

		1,925,000		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				1,744,857	174,486	1,919,343

			HOTELS AND OTHER LODGING PLACES - 0.05%
250,000	—	250,000		MGM Mirage	6.000	10/01/09	Ba2	246,875	—	246,875

		250,000		TOTAL HOTELS AND OTHER LODGING PLACES				246,875	—	246,875

			INDUSTRIAL MACHINERY AND EQUIPMENT - 0.10%
500,000	—	500,000		Caterpillar, Inc	6.050	08/15/36	A2	523,300	—	523,300

		500,000		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				523,300	—	523,300

			INSTRUMENTS AND RELATED PRODUCTS - 0.15%
250,000	25,000	275,000		Johnson & Johnson	3.800	05/15/13	Aaa	233,097	23,310	256,407
250,000	25,000	275,000		Medtronic, Inc	4.750	09/15/15	A1	237,865	23,787	261,652
250,000	25,000	275,000		Thermo Electron Corp	5.000	06/01/15	Baa1	235,182	23,518	258,700

		825,000		TOTAL INSTRUMENTS AND RELATED PRODUCTS				706,144	70,615	776,759

			INSURANCE CARRIERS - 0.92%
500,000	50,000	550,000		Aetna, Inc	6.625	06/15/36	A3	527,777	52,778	580,555
250,000	25,000	275,000		Allstate Corp	5.000	08/15/14	A1	243,147	24,315	267,462
500,000	50,000	550,000		American International Group, Inc	5.050	10/01/15	Aa2	485,867	48,587	534,454
250,000	25,000	275,000	i	ING Groep NV	5.775	12/30/49	A2	246,365	24,637	271,002
250,000	25,000	275,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa3	238,494	23,849	262,343
250,000	—	250,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	244,195	—	244,195
500,000	50,000	550,000		Metlife, Inc	5.000	06/15/15	A2	483,465	48,347	531,812
250,000	25,000	275,000		Metlife, Inc	5.700	06/15/35	A2	241,025	24,103	265,128

4

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Bond Bond Plus Fund Principal	Institutional Bond Bond PlusII Fund Principal	Combined Pro-Forma Bond Plus II Fund Principal		ISSUER	RATE	MATURITY DATE	RATING+	Retail Bond Bond Plus Fund Value	Institutional Bond Bond PlusII Fund Value	Combined Pro-Forma Bond Plus II Fund Value

500,000	—	500,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	485,653	—	485,653
500,000	150,000	650,000		UnitedHealth Group, Inc	5.250	03/15/11	A3	498,516	149,555	648,071
500,000	50,000	550,000		WellPoint, Inc	5.000	01/15/11	Baa1	493,614	49,361	542,975
250,000	25,000	275,000		WellPoint, Inc	5.850	01/15/36	Baa1	241,426	24,143	265,569

		4,975,000		TOTAL INSURANCE CARRIERS				4,429,544	469,675	4,899,219

			METAL MINING - 0.14%
250,000	25,000	275,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	238,417	23,842	262,259
250,000	25,000	275,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	235,892	23,589	259,481
250,000	—	250,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	247,500	—	247,500

		800,000		TOTAL METAL MINING				721,809	47,431	769,240

			MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
250,000	—	250,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NR	252,327	—	252,327
500,000	—	500,000		Harsco Corp	5.125	09/15/13	A3	493,844	—	493,844

		750,000		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				746,171	—	746,171

			MISCELLANEOUS RETAIL - 0.05%
200,000	50,000	250,000		CVS Corp	6.125	08/15/16	Baa2	204,492	51,123	255,615

		250,000		TOTAL MISCELLANEOUS RETAIL				204,492	51,123	255,615

			MOTION PICTURES - 0.78%
250,000	25,000	275,000		Historic TW, Inc	6.625	05/15/29	Baa2	248,904	24,890	273,794
1,000,000	—	1,000,000		News America Holdings, Inc	8.250	08/10/18	Baa2	1,176,554	—	1,176,554
	125,000	125,000		News America Holdings, Inc	6.200	12/15/34	Baa2		119,669	119,669
250,000	—	250,000		News America, Inc	7.625	11/30/28	Baa2	275,716	—	275,716
1,250,000	125,000	1,375,000		Time Warner, Inc	6.875	05/01/12	Baa2	1,318,610	131,861	1,450,471
500,000	—	500,000		Walt Disney Co	5.500	12/29/06	A3	500,298	—	500,298
250,000	100,000	350,000		Walt Disney Co	5.700	07/15/11	A3	254,636	101,854	356,490

		3,875,000		TOTAL MOTION PICTURES				3,774,718	378,274	4,152,992

			NONDEPOSITORY INSTITUTIONS - 3.23%
500,000	50,000	550,000	g	American Honda Finance Corp	5.125	12/15/10	A1	498,797	49,880	548,677
500,000	50,000	550,000	g,i	BOI Capital Funding No. 2 Lp	5.571	12/30/49	A2	482,293	48,229	530,522
500,000	50,000	550,000		Capital One Financial Corp	5.700	09/15/11	Baa1	504,158	50,416	554,574
500,000	50,000	550,000		Capital One Financial Corp	5.500	06/01/15	Baa1	490,464	49,046	539,510
250,000	50,000	300,000		Capital One Financial Corp	6.150	09/01/16	Baa2	252,911	50,582	303,493
500,000	50,000	550,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	479,482	47,948	527,430
750,000	75,000	825,000		CIT Group Funding Co of Canada	4.650	07/01/10	A2	733,770	73,377	807,147
250,000	25,000	275,000		CIT Group, Inc	5.125	09/30/14	A2	242,403	24,240	266,643
	25,000	25,000		FIA Card Services NA	5.375	01/15/08	Aa1		25,046	25,046
500,000	—	500,000		Ford Motor Credit Co	5.700	01/15/10	B1	461,923	—	461,923
500,000	100,000	600,000		Ford Motor Credit Co	9.875	08/10/11	B1	517,406	103,481	620,887
2,500,000	500,000	3,000,000		General Electric Capital Corp	6.000	06/15/12	Aaa	2,596,799	519,360	3,116,159
250,000	25,000	275,000	g,i	HSBC Capital Funding Lp	4.610	12/30/49	A1	231,752	23,175	254,927
500,000	150,000	650,000		HSBC Finance Corp	5.250	01/14/11	Aa3	499,864	149,959	649,823
1,000,000	500,000	1,500,000		HSBC Finance Corp	5.700	06/01/11	Aa3	1,017,710	508,855	1,526,565
500,000	50,000	550,000		HSBC Finance Corp	5.250	04/15/15	Aa3	492,510	49,251	541,761
1,250,000	125,000	1,375,000		HSBC Finance Corp	5.500	01/19/16	Aa3	1,249,746	124,975	1,374,721
500,000	—	500,000		International Lease Finance Corp	5.450	03/24/11	A1	502,259	—	502,259
250,000	25,000	275,000		John Deere Capital Corp	7.000	03/15/12	A3	268,535	26,853	295,388
250,000	25,000	275,000		MBNA Corp	6.125	03/01/13	Aa2	260,371	26,037	286,408
1,000,000	100,000	1,100,000		MBNA Corp	5.000	06/15/15	Aa2	970,295	97,029	1,067,324
500,000	50,000	550,000		Residential Capital Corp	6.125	11/21/08	Baa3	501,989	50,199	552,188
1,000,000	100,000	1,100,000		Residential Capital Corp	6.500	04/17/13	Baa3	1,016,888	101,689	1,118,577
250,000	250,000	500,000		SLM Corp	4.000	01/15/10	A2	240,912	240,912	481,824
250,000	25,000	275,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	239,614	23,961	263,575

		17,200,000		TOTAL NONDEPOSITORY INSTITUTIONS				14,752,851	2,464,500	17,217,351

5

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Bond Bond Plus Fund Principal	Institutional Bond Bond PlusII Fund Principal	Combined Pro-Forma Bond Plus II Fund Principal		ISSUER	RATE	MATURITY DATE	RATING+	Retail Bond Bond Plus Fund Value	Institutional Bond Bond PlusII Fund Value	Combined Pro-Forma Bond Plus II Fund Value

			OIL AND GAS EXTRACTION - 1.18%
250,000	100,000	350,000		Anadarko Petroleum Corp	5.950	09/15/16	Baa2	252,961	101,184	354,145
250,000	—	250,000		Baker Hughes, Inc	6.875	01/15/29	A2	281,255	—	281,255
250,000	50,000	300,000		BJ Services Co	5.750	06/01/11	Baa1	252,267	50,453	302,720
500,000	50,000	550,000		Burlington Resources Finance Co	6.400	08/15/11	A2	525,236	52,524	577,760
250,000	25,000	275,000		Burlington Resources Finance Co	7.200	08/15/31	A2	295,322	29,532	324,854
1,000,000	100,000	1,100,000		Chesapeake Energy Corp	6.500	08/15/17	Ba2	937,500	93,750	1,031,250
250,000	—	250,000	g	Empresa Nacional de Petroleo ENAP	6.750	11/15/12	A2	263,912	—	263,912
250,000	—	250,000		Equitable Resources, Inc	5.150	11/15/12	A2	245,709	—	245,709
250,000	25,000	275,000		Nexen, Inc	5.050	11/20/13	Baa2	242,963	24,296	267,259
750,000	75,000	825,000		Ocean Energy, Inc	4.375	10/01/07	Baa3	741,400	74,140	815,540
250,000	25,000	275,000		PC Financial Partnership	5.000	11/15/14	Baa2	238,082	23,808	261,890
250,000	25,000	275,000		Pemex Project Funding Master Trust	5.750	12/15/15	Baa1	243,688	24,369	268,057
500,000	50,000	550,000		Petro-Canada	5.950	05/15/35	Baa2	476,128	47,613	523,741
500,000	—	500,000		Weatherford International Ltd	6.500	08/01/36	Baa1	510,482	—	510,482
250,000	25,000	275,000		XTO Energy, Inc	6.100	04/01/36	Baa2	247,571	24,757	272,328

		6,300,000		TOTAL OIL AND GAS EXTRACTION				5,754,476	546,426	6,300,902

			OTHER MORTGAGE BACKED SECURITIES - 10.75%
3,000,000	—	3,000,000	d	Banc of America Commercial Mortgage, Inc Series 2002-2 (Class A3)	5.118	07/11/43	NR	2,989,248	—	2,989,248
1,000,000	—	1,000,000	i	Banc of America Commercial Mortgage, Inc Series 2005-1 (Class B)	5.158	11/10/42	NR	990,471	—	990,471
225,000	—	225,000	i	Banc of America Commercial Mortgage, Inc Series 2005-6 (Class AJ)	5.354	09/10/47	Aaa	222,458	—	222,458
	80,000	80,000		Banc of America Commercial Mortgage, Inc Series 2006-4 (Class A4)	5.634	07/10/46	Aaa		81,618	81,618
500,000	50,000	550,000	h,v	Banc of America Commercial Mortgage, Inc Series 2006-5 (Class A4)	5.460	09/10/16	Aaa	502,524	50,252	552,776
951,035	190,207	1,141,242		Banc of America Mortgage Securities Series 2006-1 (Class A8)	6.000	05/01/36	Aaa	954,707	190,941	1,145,648
258,534	—	258,534		Bank of America Alternative Loan Trust Series 2004-8 (Class 3A1)	5.500	09/25/19	Aaa	258,699	—	258,699
3,000,000	—	3,000,000	i	Bear Stearns Commercial Mortgage Securities Series 2004-PWR5 (Class A5)	4.978	07/11/42	Aaa	2,935,782	—	2,935,782
700,000	—	700,000	i	Bear Stearns Commercial Mortgage Securities Series 2005-PW10 (Class AJ)	5.614	12/11/40	NR	706,364	—	706,364
500,000	—	500,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-PW11 (Class A4)	5.625	03/11/39	NR	507,078	—	507,078
200,000	—	200,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-PW12 (Class A4)	5.896	09/11/38	Aaa	206,843	—	206,843
1,000,000	175,000	1,175,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW13 (Class A4)	5.540	09/11/41	NR	1,013,756	177,407	1,191,163
300,000	1,150,000	1,450,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-T22 (Class A4)	5.634	04/12/38	Aaa	305,204	1,169,950	1,475,154
1,000,000	300,000	1,300,000		Citicorp Mortgage Securities, Inc Series 2005-4 (Class 1A7)	5.500	07/25/35	Aa1	969,209	290,763	1,259,972
3,000,000	—	3,000,000	i	Citicorp Mortgage Securities, Inc Series 2006-1 (Class A3)	5.706	07/25/36	Aaa	3,013,800	—	3,013,800
1,700,000	—	1,700,000	v	Citicorp Mortgage Securities, Inc Series 2006-2 (Class A3)	5.563	09/25/36	Aaa	1,700,000	—	1,700,000
1,940,377	—	1,940,377		Citimortgage Alternative Loan Trust Series 2006-A1 (Class 2A1)	5.250	03/25/21	Aaa	1,915,517	—	1,915,517
1,468,000	—	1,468,000		Countrywide Alternative Loan Trust Series 2003-3T1 (Class A10)	5.500	05/25/33	NR	1,456,180	—	1,456,180
433,472	—	433,472	i	Countrywide Alternative Loan Trust Series 2004-31T1 (Class A2)	5.680	09/25/34	NR	434,175	—	434,175
2,000,000	—	2,000,000		Countrywide Alternative Loan Trust Series 2005-37T1 (Class A4)	5.500	09/25/35	Aaa	1,969,068	—	1,969,068
1,400,000	400,000	1,800,000		Countrywide Alternative Loan Trust Series 2005-42CB (Class A12)	5.500	10/25/35	Aa1	1,346,649	384,757	1,731,406
500,000	—	500,000		Countrywide Alternative Loan Trust Series 2005-J8 (Class 1A5)	5.500	07/25/35	Aaa	488,294	—	488,294
952,173	—	952,173	i	Countrywide Alternative Loan Trust Series 2006-12CB (Class A10)	5.680	05/25/36	Aaa	950,556	—	950,556
915,256	—	915,256		Countrywide Home Loan Mortgage Pass Through Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	910,945	—	910,945
	50,000	50,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-C2 (Class A3)	5.848	03/15/39	Aaa		51,338	51,338
650,000	100,000	750,000		Credit Suisse Mortgage Capital Certificates Series 2006-C4 (Class A3)	5.467	09/15/39	Aaa	655,073	100,781	755,854
2,000,000	—	2,000,000	g,i	Credit Suisse/Morgan Stanley Commerical Mortgage Certificate Series HC1A (Class A1)	5.520	05/15/23	Aaa	2,000,644	—	2,000,644
1,671,244	—	1,671,244		CS First Boston Mortgage Securities Corp Series 2004-8 (Class 7A1)	6.000	12/25/34	NR	1,675,070	—	1,675,070
1,000,000	—	1,000,000		Ge Capital Commercial Mortgage Corp Series 2003-C2 (Class A4)	5.145	07/10/37	Aaa	993,745	—	993,745
1,000,000	—	1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	999,597	—	999,597
700,000	—	700,000		LB-UBS Commercial Mortgage Trust Series 2005-C3 (Class A2)	4.553	07/15/30	Aaa	687,507	—	687,507
1,000,000	—	1,000,000	i	LB-UBS Commercial Mortgage Trust Series 2005-C5 (Class AJ)	5.057	09/15/40	NR	975,923	—	975,923
	100,000	100,000	i	LB-UBS Commercial Mortgage Trust Series 2006-C4 (Class A4)	6.098	06/15/38	Aaa		104,626	104,626
251,499	—	251,499		MASTR Asset Securitization Trust Series 2005-2 (Class 3A1)	5.000	10/25/20	Aaa	248,929	—	248,929
697,062	—	697,062		MASTR Asset Securitization Trust Series 2005-2 (Class 3A1)	5.500	11/25/33	Aaa	682,215	—	682,215
1,000,000	—	1,000,000	i	Merrill Lynch Mortgage Trust Series 2003-KEY1 (Class A4)	5.236	11/12/35	NR	995,915	—	995,915
1,000,000	—	1,000,000	i	Merrill Lynch Mortgage Trust Series 2004-BPC1 (Class AJ)	4.922	10/12/41	NR	968,157	—	968,157
425,000	—	425,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1 (Class A4)	5.291	01/12/44	Aaa	422,914	—	422,914
200,000	75,000	275,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class A4)	5.844	05/12/39	NR	205,708	77,140	282,848
250,000	—	250,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1 (Class A4)	5.619	02/12/39	NR	253,206	—	253,206
1,000,000	200,000	1,200,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NR	990,840	198,168	1,189,008
550,000	—	550,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class AJ)	5.641	03/12/44	Aaa	557,322	—	557,322

6

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Bond Bond Plus Fund Principal	Institutional Bond Bond PlusII Fund Principal	Combined Pro-Forma Bond Plus II Fund Principal		ISSUER	RATE	MATURITY DATE	RATING+	Retail Bond Bond Plus Fund Value	Institutional Bond Bond PlusII Fund Value	Combined Pro-Forma Bond Plus II Fund Value

	100,000	100,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class A4)	5.731	07/12/44	NR		102,713	102,713
	100,000	100,000	i	Morgan Stanley Capital I Series 2006-T23 (Class A4)	5.983	08/12/41	NR		104,005	104,005
690,000	250,000	940,000		Residential Accredit Loans, Inc Series 2005-QS6 (Class A7)	5.750	05/25/35	Aa1	678,281	245,754	924,035
689,000	250,000	939,000		Residential Accredit Loans, Inc Series 2005-QS7 (Class A6)	5.500	06/25/35	Aa1	668,288	242,485	910,773
1,000,000	—	1,000,000	i	Wachovia Bank Commercial Mortgage Trust Series 2005-C20 (Class A7)	5.118	07/15/42	Aaa	982,562	—	982,562
1,353,900	—	1,353,900		Wamu Alternative Mortgage Pass-Through Certificates Series 2006-2 (Class 2CB)	6.500	03/25/36	Aaa	1,370,402	—	1,370,402
4,898,262	—	4,898,262		Washington Mutual, Inc Series 2003-S10 (Class A1)	4.500	10/25/18	NR	4,739,534	—	4,739,534
2,919,766	—	2,919,766		Wells Fargo Mortgage Backed Securities Trust Series 2004-7 (Class 1A1)	4.500	07/25/19	NR	2,792,027	—	2,792,027
2,363,727	—	2,363,727		Wells Fargo Mortgage Backed Securities Trust Series 2005-1 (Class 2A1)	5.000	01/25/20	Aaa	2,341,703	—	2,341,703
126,715	—	126,715		Wells Fargo Mortgage Backed Securities Trust Series 2005-5 (Class 1A1)	5.000	05/25/20	Aaa	123,627	—	123,627

		57,950,229		TOTAL OTHER MORTGAGE BACKED SECURITIES				53,756,716	3,572,698	57,329,414

			PAPER AND ALLIED PRODUCTS - 0.47%
500,000	—	500,000		Bemis Co	4.875	04/01/12	Baa1	485,535	—	485,535
2,000,000	—	2,000,000		Kimberly-Clark Corp	7.100	08/01/07	Aa2	2,030,428	—	2,030,428

		2,500,000		TOTAL PAPER AND ALLIED PRODUCTS				2,515,963	—	2,515,963

			PETROLEUM AND COAL PRODUCTS - 0.22%
1,000,000	100,000	1,100,000		Conoco Funding Co	6.350	10/15/11	A1	1,051,507	105,151	1,156,658

		1,100,000		TOTAL PETROLEUM AND COAL PRODUCTS				1,051,507	105,151	1,156,658

			PIPELINES, EXCEPT NATURAL GAS - 0.55%
250,000	—	250,000		Enbridge Energy Partners Lp	4.000	01/15/09	Baa2	242,053	—	242,053
250,000	25,000	275,000		Enterprise Products Operating Lp	4.000	10/15/07	Baa3	246,382	24,638	271,020
500,000	50,000	550,000		Enterprise Products Operating Lp	4.950	06/01/10	Baa3	489,404	48,940	538,344
250,000	25,000	275,000		Enterprise Products Operating Lp	5.600	10/15/14	Baa3	244,753	24,475	269,228
500,000	50,000	550,000		Plains All American Pipeline Lp	4.750	08/15/09	Baa3	489,612	48,961	538,573
500,000	50,000	550,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	495,066	49,507	544,573
250,000	50,000	300,000		TransCanada Corp	5.850	03/15/36	A2	248,880	49,776	298,656
250,000	25,000	275,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	231,022	23,102	254,124

		3,025,000		TOTAL PIPELINES, EXCEPT NATURAL GAS				2,687,172	269,399	2,956,571

			PRIMARY METAL INDUSTRIES - 0.20%
500,000	50,000	550,000		Alcan, Inc	5.000	06/01/15	Baa1	477,219	47,722	524,941
250,000	25,000	275,000		Alcan, Inc	5.750	06/01/35	Baa1	235,877	23,588	259,465
225,000	25,000	250,000		Alcoa, Inc	6.000	01/15/12	A2	230,962	25,662	256,624

		1,075,000		TOTAL PRIMARY METAL INDUSTRIES				944,058	96,972	1,041,030

			RAILROAD TRANSPORTATION - 0.40%
250,000	25,000	275,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	264,750	26,475	291,225
250,000	—	250,000		CSX Corp	6.000	10/01/36	Baa2	254,123	—	254,123
500,000	50,000	550,000		Canadian National Railway Co	4.400	03/15/13	A3	474,566	47,456	522,022
250,000	50,000	300,000		Canadian National Railway Co	6.200	06/01/36	A3	266,945	53,389	320,334
174,000	—	174,000		Norfolk Southern Corp	7.350	05/15/07	Baa1	175,907	—	175,907
500,000	50,000	550,000		Union Pacific Corp	6.500	04/15/12	Baa2	526,220	52,622	578,842

		2,099,000		TOTAL RAILROAD TRANSPORTATION				1,962,511	179,942	2,142,453

			RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
250,000	25,000	275,000	g	Sealed Air Corp	5.375	04/15/08	Baa3	249,640	24,964	274,604

		275,000		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				249,640	24,964	274,604

			SECURITY AND COMMODITY BROKERS - 1.61%
250,000	25,000	275,000		Bear Stearns Cos, Inc	5.700	11/15/14	A1	253,523	25,352	278,875
500,000	100,000	600,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa3	504,534	100,907	605,441
500,000	—	500,000		Franklin Resources, Inc	3.700	04/15/08	A2	488,894	—	488,894
250,000	25,000	275,000		Goldman Sachs Group Lp	4.500	06/15/10	Aa3	243,701	24,370	268,071
500,000	100,000	600,000		Goldman Sachs Group, Inc	6.600	01/15/12	Aa3	528,057	105,611	633,668
250,000	25,000	275,000		Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	249,149	24,915	274,064
450,000	50,000	500,000		Goldman Sachs Group, Inc	6.450	05/01/36	A1	460,071	51,119	511,190
750,000	75,000	825,000		Lehman Brothers Holdings, Inc	6.625	01/18/12	A1	793,706	79,371	873,077

7

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Bond Bond Plus Fund Principal	Institutional Bond Bond PlusII Fund Principal	Combined Pro-Forma Bond Plus II Fund Principal	ISSUER	RATE	MATURITY DATE	RATING+	Retail Bond Bond Plus Fund Value	Institutional Bond Bond PlusII Fund Value	Combined Pro-Forma Bond Plus II Fund Value

750,000	75,000	825,000	Lehman Brothers Holdings, Inc	5.500	04/04/16	A1	746,620	74,662	821,282
250,000	25,000	275,000	Merrill Lynch & Co, Inc	5.770	07/25/11	Aa3	254,969	25,497	280,466
250,000	25,000	275,000	Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	243,375	24,338	267,713
250,000	100,000	350,000	Merrill Lynch & Co, Inc	6.220	09/15/26	A1	255,109	102,043	357,152
1,250,000	125,000	1,375,000	Morgan Stanley	3.625	04/01/08	Aa3	1,221,594	122,159	1,343,753
1,250,000	125,000	1,375,000	Morgan Stanley	4.750	04/01/14	A1	1,189,947	118,995	1,308,942
250,000	—	250,000	Morgan Stanley	6.250	08/09/26	Aa3	258,294	—	258,294

8,575,000	TOTAL SECURITY AND COMMODITY BROKERS	7,691,543	879,339	8,570,882

STONE, CLAY, AND GLASS PRODUCTS - 0.05%
250,000	25,000	275,000	CRH America, Inc	6.400	10/15/33	Baa1	246,141	24,614	270,755

275,000	TOTAL STONE, CLAY, AND GLASS PRODUCTS	246,141	24,614	270,755

TOBACCO PRODUCTS - 0.05%
250,000	—	250,000	Reynolds American, Inc	6.500	06/01/07	Ba3	250,659	—	250,659

250,000	TOTAL TOBACCO PRODUCTS	250,659	—	250,659

TRANSPORTATION BY AIR - 0.10%
500,000	50,000	550,000	FedEx Corp	5.500	08/15/09	Baa2	502,224	50,222	552,446

550,000	TOTAL TRANSPORTATION BY AIR	502,224	50,222	552,446

TRANSPORTATION EQUIPMENT - 0.88%
450,000	50,000	500,000	Boeing Capital Corp	5.800	01/15/13	A2	463,518	51,502	515,020
250,000	—	250,000	DaimlerChrysler NA Holding Corp	5.875	03/15/11	Baa1	250,670	—	250,670
250,000	—	250,000	DaimlerChrysler NA Holding Corp	5.750	09/08/11	Baa1	249,300	—	249,300
250,000	25,000	275,000	DaimlerChrysler NA Holding Corp	6.500	11/15/13	Baa1	256,242	25,624	281,866
250,000	25,000	275,000	General Dynamics Corp	3.000	05/15/08	A2	241,353	24,135	265,488
500,000	50,000	550,000	g	Lockheed Martin Corp	6.150	09/01/36	Baa1	526,012	52,601	578,613
250,000	25,000	275,000	Northrop Grumman Corp	7.750	02/15/31	Baa2	311,941	31,194	343,135
500,000	—	500,000	United Technologies Corp	4.875	11/01/06	A2	499,578	—	499,578
1,000,000	100,000	1,100,000	United Technologies Corp	6.350	03/01/11	A2	1,041,809	104,181	1,145,990
500,000	50,000	550,000	United Technologies Corp	6.050	06/01/36	A2	532,932	53,293	586,225

4,525,000	TOTAL TRANSPORTATION EQUIPMENT	4,373,355	342,530	4,715,885

WHOLESALE TRADE-NONDURABLE GOODS- 0.09%
500,000	—	500,000	Sysco Corp	5.375	09/21/35	A1	472,889	—	472,889

500,000	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	472,889	—	472,889

—	TOTAL CORPORATE BONDS	212,988,472	20,944,404	233,932,876

(Cost $232,998,714)

GOVERNMENT BONDS- 54.37%

AGENCY SECURITIES - 13.42%
2,919,041	—	2,919,041	Cal Dive International, Inc	4.930	02/01/27	NR	2,821,866	—	2,821,866
3,000,000	500,000	3,500,000	Federal Farm Credit Bank (FFCB)	5.375	07/18/11	Aaa	3,061,735	510,289	3,572,024
2,000,000	2,000,000	Federal Home Loan Bank (FHLB)	5.375	08/19/11	Aaa	2,039,553	2,039,553
5,000,000	5,000,000	Federal Home Loan Mortgage Corp (FHLMC)	5.125	10/24/07	Aaa	4,997,518	4,997,518
250,000	250,000	FHLMC	5.250	07/18/11	Aaa	253,568	253,568
500,000	—	500,000	FHLMC	4.260	07/19/07	Aaa	496,300	—	496,300
3,000,000	—	3,000,000	FHLMC	4.375	11/16/07	Aaa	2,975,226	—	2,975,226
2,000,000	—	2,000,000	FHLMC	3.000	05/13/08	Aaa	1,936,672	—	1,936,672
2,000,000	—	2,000,000	FHLMC	3.500	05/21/08	Aaa	1,953,448	—	1,953,448
1,500,000	—	1,500,000	FHLMC	5.000	09/16/08	Aaa	1,501,702	—	1,501,702
2,990,000	—	2,990,000	FHLMC	5.875	03/21/11	Aa2	3,087,783	—	3,087,783
3,000,000	—	3,000,000	FHLMC	6.250	03/05/12	Aa2	3,011,095	—	3,011,095
1,000,000	200,000	1,200,000	FHLMC	5.750	06/27/16	Aa2	1,041,591	208,318	1,249,909
3,500,000	—	3,500,000	Federal National Mortgage Association (FNMA)	5.250	12/03/07	Aaa	3,505,423	—	3,505,423
1,000,000	—	1,000,000	FNMA	5.000	09/15/08	Aaa	1,001,181	—	1,001,181
1,000,000	—	1,000,000	FNMA	5.210	03/16/09	Aaa	997,996	—	997,996

8

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Bond Bond Plus Fund Principal	Institutional Bond Bond PlusII Fund Principal	Combined Pro-Forma Bond Plus II Fund Principal		ISSUER	RATE	MATURITY DATE	RATING+	Retail Bond Bond Plus Fund Value	Institutional Bond Bond PlusII Fund Value	Combined Pro-Forma Bond Plus II Fund Value

3,650,000	1,000,000	4,650,000	d	FNMA	7.125	06/15/10	Aaa	3,922,259	1,074,591	4,996,850
5,000,000	—	5,000,000		FNMA	5.800	06/07/11	Aaa	5,013,664	—	5,013,664
2,500,000	—	2,500,000		FNMA	4.125	01/30/12	Aaa	2,395,273	—	2,395,273
6,000,000	—	6,000,000		FNMA	5.250	08/01/12	Aa2	6,042,064	—	6,042,064
500,000	—	500,000		FNMA	2.000	08/17/12	Aaa	423,627	—	423,627
100,000	1,150,000	1,250,000		FNMA	5.250	09/15/16	Aaa	101,947	1,172,387	1,274,334
5,000,000	—	5,000,000	h	FNMA	5.000	10/25/36	NR	4,804,690	—	4,804,690
1,000,000	—	1,000,000		FNMA	6.210	08/06/38	Aaa	1,165,074	—	1,165,074
8,514,000	—	8,514,000		Housing Urban Development	4.790	08/01/11	NR	8,454,376	—	8,454,376
	250,000	250,000	g	Private Export Funding Corp	7.170	05/15/07	Aaa		252,814	252,814
1,000,000	—	1,000,000		Private Export Funding Corp	7.200	01/15/10	Aaa	1,066,116	—	1,066,116
	250,000	250,000		Private Export Funding Corp	4.550	05/15/15	Aaa		240,919	240,919

		71,273,041		TOTAL AGENCY SECURITIES				60,781,108	10,749,957	71,531,065

			FOREIGN GOVERNMENT BONDS - 3.41%
500,000	—	500,000		African Development Bank	3.250	08/01/08	Aaa	485,280	—	485,280
500,000	—	500,000		Brazilian Government International Bond	10.500	07/14/14	Ba2	628,250	—	628,250
250,000	25,000	275,000		Chile Government International Bond	5.500	01/15/13	A2	251,935	25,194	277,129
500,000	—	500,000		China Development Bank	5.000	10/15/15	A2	484,750	—	484,750
250,000	—	250,000		Development Bank of Japan	4.250	06/09/15	Aaa	234,188	—	234,188
500,000	—	500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	484,051	—	484,051
1,000,000	100,000	1,100,000		Eksportfinans A/S	5.500	05/25/16	Aaa	1,030,763	103,076	1,133,839
225,000	25,000	250,000		European Investment Bank	5.250	06/15/11	NR	228,440	25,382	253,822
250,000	25,000	275,000		European Investment Bank	4.875	02/15/36	Aaa	239,199	23,920	263,119
500,000	—	500,000		Federal Republic of Germany	3.875	06/01/10	NR	485,948	—	485,948
400,000	100,000	500,000		International Finance Corp	5.125	05/02/11	Aaa	404,539	101,135	505,674
250,000	—	250,000		Italy Government International Bond	5.250	09/20/16	NR	252,478	—	252,478
1,000,000	100,000	1,100,000		Italy Government International Bond	6.875	09/27/23	Aa2	1,166,143	116,614	1,282,757
250,000	25,000	275,000		Korea Development Bank	5.750	09/10/13	A3	255,928	25,593	281,521
250,000	25,000	275,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	252,383	25,238	277,621
400,000	100,000	500,000		Landwirtschaftliche Rentenbank	5.250	07/15/11	Aaa	405,605	101,401	507,006
148,000	25,000	173,000	d	Mexico Government International Bond	6.375	01/16/13	Baa1	155,415	26,253	181,668
879,000	100,000	979,000		Mexico Government International Bond	5.875	01/15/14	Baa1	898,391	102,206	1,000,597
500,000	—	500,000		Mexico Government International Bond	5.625	01/15/17	Baa1	495,475	—	495,475
500,000	100,000	600,000		Mexico Government International Bond	6.750	09/27/34	Baa1	531,330	106,266	637,596
500,000	—	500,000		Province of Manitoba Canada	4.450	04/12/10	Aa2	493,017	—	493,017
2,500,000	—	2,500,000		Province of Ontario	2.650	12/15/06	Aa2	2,487,460	—	2,487,460
500,000	50,000	550,000		Province of Ontario	4.750	01/19/16	Aa2	488,521	48,852	537,373
	1,500,000	1,500,000		Province of Quebec Canada	5.750	02/15/09	Aa3		1,524,857	1,524,857
1,000,000	150,000	1,150,000		Province of Quebec Canada	5.000	03/01/16	Aa3	989,492	148,424	1,137,916
500,000	50,000	550,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa2	578,712	57,871	636,583
450,000	50,000	500,000		Republic of Colombia	7.375	09/18/37	Ba2	455,625	50,625	506,250
250,000	—	250,000		Turkey Government International Bond	7.375	02/05/25	Ba3	246,875	—	246,875
500,000	—	500,000		Turkey Government International Bond	6.875	03/17/36	Ba3	453,750	—	453,750

		17,802,000		TOTAL FOREIGN GOVERNMENT BONDS				15,563,943	2,612,907	18,176,850

			MORTGAGE BACKED SECURITIES - 30.15%
1,884,353	—	1,884,353		Fannie Mae Benchmark REMIC	6.000	06/25/16		1,896,125	—	1,896,125
	1,500,000	1,500,000		Federal Home Loan Mortgage Corp (FHLMC)	4.000	09/15/19			1,366,206	1,366,206
	901,347	901,347		FHLMC	4.500	09/01/20			868,626	868,626
	878,550	878,550		FHLMC	5.000	10/01/20			863,343	863,343
	1,883,140	1,883,140	d	FHLMC	5.500	10/01/20			1,882,796	1,882,796
2,000,000	—	2,000,000		FHLMC	5.000	06/15/29		1,970,470	—	1,970,470
73,240	—	73,240		FHLMC	6.000	04/15/30		73,115	—	73,115
	199,304	199,304		FHLMC	6.500	05/01/36			203,027	203,027
543,560	—	543,560		FHLMC	6.000	12/15/30		547,510	—	547,510
3,000,000	—	3,000,000		FHLMC	5.000	06/15/31		2,928,039	—	2,928,039
1,500,000	—	1,500,000		FHLMC	5.500	05/15/33		1,479,230	—	1,479,230
936,353	—	936,353		FHLMC	4.500	09/15/35		898,393	—	898,393
67,865	—	67,865		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10		68,926	—	68,926

9

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Bond Bond Plus Fund Principal	Institutional Bond Bond PlusII Fund Principal	Combined Pro-Forma Bond Plus II Fund Principal		ISSUER	RATE	MATURITY DATE	RATING+	Retail Bond Bond Plus Fund Value	Institutional Bond Bond PlusII Fund Value	Combined Pro-Forma Bond Plus II Fund Value

166,519	—	166,519		FGLMC	6.500	12/01/16		170,053	—	170,053
1,479,272	—	1,479,272		FGLMC	5.500	01/01/19		1,481,632	—	1,481,632
112,410	—	112,410		FGLMC	7.000	10/01/20		116,230	—	116,230
351,581	—	351,581	d	FGLMC	6.500	01/01/29		360,373	—	360,373
33,045	—	33,045		FGLMC	8.000	01/01/31		34,743	—	34,743
4,564,767	—	4,564,767		FGLMC	5.500	12/01/33		4,517,522	—	4,517,522
2,555,303	—	2,555,303		FGLMC	5.000	01/01/34		2,465,871	—	2,465,871
1,106,814	—	1,106,814		FGLMC	4.500	10/01/34		1,038,191	—	1,038,191
868,874	—	868,874		FGLMC	5.500	12/01/34		858,567	—	858,567
1,989,850	—	1,989,850		FGLMC	5.500	03/01/35		1,963,332	—	1,963,332
2,872,900	—	2,872,900		FGLMC	6.000	05/01/35		2,888,684	—	2,888,684
1,281,243	—	1,281,243		FGLMC	5.500	06/01/35		1,264,168	—	1,264,168
2,965,484	—	2,965,484		FGLMC	5.500	06/01/35		2,925,963	—	2,925,963
463,434	—	463,434		FGLMC	5.000	10/01/35		445,959	—	445,959
935,369	—	935,369		FGLMC	5.000	11/01/35		900,098	—	900,098
1,473,986	—	1,473,986		FGLMC	7.000	01/01/36		1,514,634	—	1,514,634
862,921	—	862,921		Federal National Mortgage Association (FNMA)	6.366	12/01/08		864,901	—	864,901
87,873	—	87,873		FNMA	5.000	06/01/13		87,417	—	87,417
3,317,710	—	3,317,710		FNMA	4.777	02/01/14		3,247,661	—	3,247,661
2,923,860	—	2,923,860		FNMA	4.640	11/01/14		2,828,619	—	2,828,619
471,183	—	471,183		FNMA	4.551	01/01/15		454,444	—	454,444
353,832	—	353,832	d	FNMA	6.500	10/01/16		361,737	—	361,737
145,395	—	145,395		FNMA	6.500	11/01/16		148,644	—	148,644
268,794	—	268,794		FNMA	6.500	02/01/18		274,836	—	274,836
515,404	—	515,404		FNMA	5.500	04/01/18		516,297	—	516,297
195,343	—	195,343		FNMA	5.500	05/01/18		195,682	—	195,682
255,341	—	255,341	d	FNMA	6.000	01/01/19		259,549	—	259,549
1,000,000	—	1,000,000		FNMA	4.000	02/25/19		904,344	—	904,344
1,682,528	—	1,682,528		FNMA	4.500	04/01/19		1,625,636	—	1,625,636
10,000,000	—	10,000,000	h	FNMA	6.000	10/25/21		10,150,000	—	10,150,000
65,002	—	65,002		FNMA	8.000	03/01/23		68,628	—	68,628
901,861	—	901,861		FNMA	5.500	02/01/24		897,537	—	897,537
2,098,619	—	2,098,619		FNMA	5.500	07/01/24		2,086,689	—	2,086,689
4,632,088	—	4,632,088		FNMA	5.000	10/01/25		4,496,670	—	4,496,670
31,921	—	31,921		FNMA	9.000	11/01/25		34,661	—	34,661
29,702	—	29,702		FNMA	7.500	01/01/29		30,852	—	30,852
580,114	—	580,114	d	FNMA	7.000	07/01/32		597,072	—	597,072
219,246	—	219,246		FNMA	5.000	02/01/33		211,417	—	211,417
1,000,000	—	1,000,000		FNMA	4.500	03/25/33		963,755	—	963,755
1,476,558	—	1,476,558		FNMA	5.500	06/01/33		1,458,809	—	1,458,809
	582,847	582,847		FNMA	5.000	07/01/33			562,033	562,033
	3,688,948	3,688,948		FNMA	5.500	07/01/33			3,644,604	3,644,604
1,475,836	—	1,475,836		FNMA	4.500	08/01/33		1,383,853	—	1,383,853
1,040,654	—	1,040,654		FNMA	5.000	08/01/33		1,003,490	—	1,003,490
1,500,000	—	1,500,000		FNMA	5.500	08/25/33		1,486,773	—	1,486,773
1,541,343	—	1,541,343		FNMA	4.500	10/01/33		1,445,278	—	1,445,278
690,607	—	690,607		FNMA	5.000	10/01/33		665,945	—	665,945
693,779	—	693,779		FNMA	5.000	10/01/33		669,003	—	669,003
1,405,285	—	1,405,285		FNMA	5.000	11/01/33		1,355,100	—	1,355,100
1,401,174	—	1,401,174		FNMA	5.000	11/01/33		1,351,136	—	1,351,136
1,346,398	—	1,346,398		FNMA	5.000	11/01/33		1,298,316	—	1,298,316
1,111,728	—	1,111,728		FNMA	5.500	12/01/33		1,098,364	—	1,098,364
604,387	—	604,387		FNMA	5.500	12/01/33		597,122	—	597,122
568,217	—	568,217		FNMA	5.500	12/01/33		561,387	—	561,387
702,961	—	702,961		FNMA	5.500	01/01/34		694,511	—	694,511
338,417	—	338,417		FNMA	5.000	03/01/34		326,332	—	326,332
1,374,952	—	1,374,952		FNMA	5.000	03/01/34		1,325,850	—	1,325,850
276,647	—	276,647		FNMA	5.000	03/01/34		266,768	—	266,768
339,506	—	339,506		FNMA	5.000	03/01/34		327,382	—	327,382
2,185,483	—	2,185,483		FNMA	5.000	04/01/34		2,104,356	—	2,104,356

10

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Bond Bond Plus Fund Principal	Institutional Bond Bond PlusII Fund Principal	Combined Pro-Forma Bond Plus II Fund Principal		ISSUER	RATE	MATURITY DATE	RATING+	Retail Bond Bond Plus Fund Value	Institutional Bond Bond PlusII Fund Value	Combined Pro-Forma Bond Plus II Fund Value

600,000	—	600,000		FNMA	5.500	10/25/34		587,905	—	587,905
887,813	—	887,813		FNMA	5.500	01/01/35		876,358	—	876,358
2,683,062	—	2,683,062		FNMA	5.000	02/25/35		2,639,498	—	2,639,498
5,082,952	—	5,082,952		FNMA	5.500	05/01/35		5,010,210	—	5,010,210
4,210,239	—	4,210,239		FNMA	5.500	05/01/35		4,149,987	—	4,149,987
3,397,510	—	3,397,510		FNMA	6.000	05/01/35		3,414,043	—	3,414,043
180,367	—	180,367		FNMA	7.500	06/01/35		186,391	—	186,391
776,600	—	776,600		FNMA	6.000	07/01/35		780,380	—	780,380
5,886,561	—	5,886,561	d	FNMA	6.000	08/01/35		5,915,206	—	5,915,206
	3,741,629	3,741,629		FNMA	5.000	10/01/35			3,597,641	3,597,641
289,325	—	289,325		FNMA	5.000	10/01/35		278,192	—	278,192
1,279,795	—	1,279,795		FNMA	5.500	12/01/35		1,261,480	—	1,261,480
	280,057	280,057		FNMA	7.000	01/01/36			286,288	286,288
1,933,288	—	1,933,288		FNMA	6.000	03/01/36		1,942,204	—	1,942,204
187,262	—	187,262		FNMA	6.000	03/01/36		187,310	—	187,310
	250,612	250,612		FNMA	6.500	04/01/36			255,214	255,214
	3,392,619	3,392,619		FNMA	6.000	04/01/36			3,408,267	3,408,267
	935,024	935,024		FNMA	6.500	04/01/36			952,194	952,194
986,416	—	986,416		FNMA	5.500	04/01/36		966,811	—	966,811
3,854,845	—	3,854,845		FNMA	5.000	05/01/36		3,687,882	—	3,687,882
983,102	—	983,102		FNMA	6.500	07/01/36		1,001,154	—	1,001,154
1,000,000	—	1,000,000	h	FNMA	5.500	10/25/36		985,000	—	985,000
5,000,000	—	5,000,000	h	FNMA	6.000	10/25/36		5,021,875	—	5,021,875
13,000,000	—	13,000,000	h	FNMA	6.500	10/25/36		13,235,625	—	13,235,625
62,215	—	62,215		Government National Mortgage Association (GNMA)	6.500	09/15/23		63,856	—	63,856
65,956	—	65,956		GNMA	7.500	11/15/23		68,682	—	68,682
6,525	—	6,525		GNMA	7.500	08/15/28		6,798	—	6,798
95,370	—	95,370		GNMA	6.500	12/15/28		98,107	—	98,107
173,082	—	173,082		GNMA	6.500	03/15/29		178,040	—	178,040
68,884	—	68,884		GNMA	8.500	10/20/30		73,647	—	73,647
22,918	—	22,918		GNMA	7.000	06/20/31		23,585	—	23,585
	330,855	330,855		GNMA	5.000	02/15/33			322,075	322,075
2,750,921	—	2,750,921		GNMA	5.000	09/15/33		2,677,920	—	2,677,920
559,320	—	559,320		GNMA	5.500	11/20/33		554,388	—	554,388
2,384,782	—	2,384,782		GNMA	5.500	02/20/35		2,361,662	—	2,361,662
814,660	—	814,660		GNMA	5.500	03/20/35		806,762	—	806,762

		162,727,593		TOTAL MORTGAGE BACKED SECURITIES				142,575,609	18,212,314	160,787,923

			U.S. TREASURY SECURITIES - 7.39%
19,709,000	800,000	20,509,000	d	United States Treasury Bond	8.000	11/15/21		26,374,781	1,070,568	27,445,349
1,645,000	—	1,645,000		United States Treasury Bond	5.375	02/15/31		1,777,784	—	1,777,784
20,000	900,000	920,000		United States Treasury Bond	4.500	02/15/36		19,175	862,875	882,050
1,926,462	642,153	2,568,615	k	United States Treasury Inflation Indexed Bonds	3.375	01/15/07		1,910,164	636,721	2,546,885
930,548	—	930,548	k	United States Treasury Inflation Indexed Bonds	3.875	01/15/09		957,450	—	957,450
	50,000	50,000		United States Treasury Note	4.875	04/30/08			50,073	50,073
	50,000	50,000		United States Treasury Note	5.000	07/31/08			50,234	50,234
	3,140,000	3,140,000		United States Treasury Note	4.875	07/31/11			3,177,052	3,177,052
705,000	995,000	1,700,000		United States Treasury Note	4.625	08/31/11		705,895	996,264	1,702,159
	806,000	806,000		United States Treasury Note	4.875	08/15/16			821,362	821,362

		32,319,163		TOTAL U.S. TREASURY SECURITIES				31,745,249	7,665,149	39,410,398

				TOTAL GOVERNMENT BONDS				250,665,909	39,240,327	289,906,236

				(Cost $291,734,606)

				TOTAL BONDS				463,654,381	60,184,731	523,839,112

				(Cost $524,733,320)

11

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Bond Bond Plus Fund Principal	Institutional Bond Bond PlusII Fund Principal	Combined Pro-Forma Bond Plus II Fund Principal		ISSUER	RATE	MATURITY DATE	RATING+	Retail Bond Bond Plus Fund Value	Institutional Bond Bond PlusII Fund Value	Combined Pro-Forma Bond Plus II Fund Value

SHARES

			PREFERRED STOCKS - 0.07%
			DEPOSITORY INSTITUTIONS - 0.07%
10,000	4,000	14,000		Bank of America Corp				255,200	102,080	357,280

		—		TOTAL DEPOSITORY INSTITUTIONS				255,200	102,080	357,280

		—		TOTAL PREFERRED STOCKS				255,200	102,080	357,280

				(Cost $350,000)
PRINCIPAL

			TIAA-CREF MUTUAL FUNDS - 0.69%
408,150	—	408,150		TIAA-CREF High-Yield Bond Fund				3,706,006	—	3,706,006
				TOTAL TIAA-CREF MUTUAL FUNDS				3,706,006	—	3,706,006

				(Cost $3,825,370)

			SHORT-TERM INVESTMENTS - 6.54%
			COMMERICAL PAPER - 2.58%
$3,755,000	—	3,755,000	c	Greyhawk Funding LLC	5.250	10/04/06		3,753,879	—	3,753,879
5,000,000	—	5,000,000	c,d	Park Avenue Receivables Corp	5.260	10/05/06		4,997,754	—	4,997,754
5,000,000	—	5,000,000		Societe Generale North America, Inc	5.240	10/02/06		5,000,000	—	5,000,000

		13,755,000		TOTAL COMMERICAL PAPER				13,751,633	—	13,751,633

			U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.96%
7,050,000	1,430,000	8,480,000		Federal Home Loan Bank (FHLB)	4.750	10/02/06		7,050,000	1,430,000	8,480,000
12,665,000	—	12,665,000		Federal Home Loan Bank (FHLB)	5.115	10/11/06		12,648,979	—	12,648,979

		21,145,000		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				19,698,979	1,430,000	21,128,979

		34,900,000		SHORT-TERM INVESTMENTS				33,450,612	1,430,000	34,880,612

				(Cost $ 34,875,634)

				TOTAL PORTFOLIO - 105.54%				501,066,199	61,716,811	562,783,010
				(Cost $ 563,784,324)
				OTHER ASSETS & LIABILITIES, NET - (5.54)%				(30,281,673)	730,342	(29,551,331)

										—
				NET ASSETS - 100.00%				$470,784,526	$62,447,153	$533,231,679

			+	As provided by Moody’s Investors Service (unaudited).
			c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
			d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
			g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
				At September 30, 2006, the value of these securities amounted to $18,005,686 or 3.82% of net assets.
			h	These securities were purchased on a delayed delivery basis.
			i	Floating rate or variable rate securities reflects the rate at September 30, 2006.
			k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
			v	Security valued at fair value.

				ABBREVIATION:
				NR - Not Rated

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

12

Retail Bond Plus Fund / Institutional Bond Plus Fund II
Pro Forma Combining Statement of Assets & Liabilities (unaudited)
September 30, 2006

	Retail Bond Plus Fund	Institutional Bond Plus Fund II	Adjustments to Pro Forma	Institutional Bond Plus Fund II (new) Pro Forma (Combined)

ASSETS
Portfolio investments, at value	$501,066,199	$61,716,811	$—	$562,783,010
Cash	1,704,338	1,066	—	1,705,404
Receivable for securities transactions	10,443,099	152,350	—	10,595,449
Receivable from Fund shares sold	23,841	154,993	—	178,834
Dividends and interest receivable	4,011,190	555,031	—	4,566,221
Due from investment advisor	—	118,767	—	118,767

Total assets	517,248,667	62,699,018	—	579,947,685

LIABILITIES
Management fees payable	115,682	15,017	—	130,699
Service agreement fees payable	—	347	—	347
Due to affiliates	18,119	58,701	—	76,820
Payable for securities transactions	46,187,187	177,480	—	46,364,667
Payable for Fund shares redeemed	143,153	320	—	143,473

Total liabilities	46,464,141	251,865	—	46,716,006

Net Assets	$470,784,526	$62,447,153	$—	$533,231,679

Net Assets by Class:
Retirement Class	$—	$2,473,563	$—	$2,473,563
Institutional Class	$—	$57,392,839	$203,473,072	$260,865,911
Retail Class	$470,784,526	$2,580,751	$(203,473,072)	$269,892,205

	$470,784,526	$62,447,153	$—	$533,231,679

Shares Outstanding by Class:
Retirement Class	—	244,531	1,335	245,866
Institutional Class	—	5,684,014	20,245,436	25,929,450
Retail Class	46,794,860	255,076	(20,223,294)	26,826,642

	46,794,860	6,183,621	23,477	53,001,958

Net Asset Value per Share by Class:
Retirement Class	$—	$10.12	$—	$10.06
Institutional Class	$—	$10.10	$—	$10.06
Retail Class	$10.06	$10.12	$—	$10.06

Retail Bond Plus Fund / Institutional Bond Plus Fund II
Pro Forma Combining Statement of Operations (unaudited)
Six Month Period Ending September 30, 2006

	Retail Bond Plus Fund	Institutional Bond Plus Fund II	Adjustments to Pro Forma	Institutional Bond Plus Fund II (new) Pro Forma (Combined)

Investment Income:
Interest	$11,684,851	$1,526,104	$—	$13,210,955
Dividends	846,615	—	—	846,615

Total Income	12,531,466	1,526,104	—	14,057,570

Expenses
Investment management fees	$703,829	$83,169	$—	$786,998
Service Agreement Fees - Retirement Class	—	1,449	—	1,449
Distribution fees - Retail Class	—	219	333,736	333,955
Custody fees	—	4,821	15,103	19,924
Audit fees	—	31,667	—	31,667
Registration fees - Retirement Class	—	22,015	(22,015)	—
Registration fees - Institutional Class	—	23,473	(23,473)	—
Registration fees - Retail Class	—	21,973	(21,973)	—
Registration fees	—	—	17,500	17,500
Trustee fees and expenses	3,200	3,194	(3,200)	3,194
Fund administration fees	—	15,121	—	15,121
Transfer Agency fees and expenses - Retirement Class	—	423	—	423
Transfer Agency fees and expenses - Institutional Class	—	555	—	555
Transfer Agency fees and expenses - Retail Class	—	387	221,184	221,571
Report printing and mailing fees - Retirement Class	—	1,256	(1,256)	—
Report printing and mailing fees - Institutional Class	—	1,224	(1,224)	—
Report printing and mailing fees - Retail Class	—	1,383	(1,383)	—
Report printing and mailing fees	—	—	28,350	28,350
Legal fees	—	5,172	—	5,172
Interest	5,170	775	(5,170)	775

Total expenses before expense reimbursement	712,199	218,276	536,179	1,466,654

Less expenses reimbursed by the investment advisor	—	(118,767)	100,416	(18,351)
Fees waived the investment advisor and TPIS		(219)	(333,736)	(333,955)

Net expenses	712,199	99,290	302,859	1,114,348

Net investment income	11,819,267	1,426,814	(302,859)	12,943,222

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from:
Security transactions	(3,042,888)	(75,221)	—	(3,118,109)

Net realized gain/(loss) on investments	(3,042,888)	(75,221)	—	(3,118,109)

Change in unrealized appreciation/(depreciation) on:

Securities	8,010,509	732,283	—	8,742,792

Net change in unrealized appreciation/(depreciation) of investments	8,010,509	732,283	—	8,742,792

Net realized and unrealized gain/(loss) on investments	4,967,621	657,062	—	5,624,683

Net Increase/(Decrease) in Net Assets Resulting From Operations	$16,786,888	$2,083,876	$(302,859)	18,567,905

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

RETAIL SHORT-TERM BOND FUND / INSTITUTIONAL SHORT-TERM BOND FUND II
PRO-FORMA COMBINING SCHEDULE OF INVESTMENT (Unaudited)
September 30, 2006

Retail Short-Term Bond Fund Principal	Institutional Short-Term Bond II Fund Principal	Combined Pro-Forma Short-Term Bond II Fund Principal		ISSUER	RATE	MATURITY DATE	RATING+	Retail Short-Term Bond Fund Value	Institutional Short-Term Bond II Fund Value	Combined Pro-Forma Short-Term Bond II Fund Value

			BONDS - 98.19%

			CORPORATE BONDS - 46.60%

			ASSET BACKED - 14.68%
$—	$1,000,000	$1,000,000		AmeriCredit Automobile Receivables Trust Series 2006-AF (Class A4)	5.640%	09/06/13	Aaa	$—	$1,016,063	$1,016,063
100,817	—	100,817	g	Asset Backed Funding Corp NIM Trust Series 2005-WMC1 (Class N1)	5.900	07/26/35	NR	100,693	—	100,693
—	338,680	338,680		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	—	337,500	337,500
1,500,000	—	1,500,000	i	Centex Home Equity Series 2004-D (Class MF2)	5.560	09/25/34	A2	1,473,342	—	1,473,342
500,000	—	500,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	485,803	—	485,803
500,000	—	500,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1M2)	5.700	02/25/34	A2	494,880	—	494,880
500,000	—	500,000		Chase Manhattan Auto Owner Trust Series 2004-A (Class A4)	2.830	09/15/10	Aaa	489,326	—	489,326
1,320,000	—	1,320,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	1,305,184	—	1,305,184
622,656	—	622,656	i	CIT Group Home Equity Loan Trust Series 2002-2 (Class BF)	6.830	06/25/33	Ba1	585,680	—	585,680
460,892	460,892	921,784	i	CIT Group Home Equity Loan Trust Series 2002-2 (Class MF2)	6.390	12/25/30	A3	461,110	461,110	922,220
2,500,000	3,000,000	5,500,000	i	Citicorp Mortgage Securities, Inc Series 2006-1 (Class A3)	5.706	07/25/36	Aaa	2,511,500	3,013,800	5,525,300
600,000	—	600,000	i	GMAC Mortgage Corp Loan Trust Series 2005-HE2 (Class A3)	4.622	11/25/35	Aaa	593,277	—	593,277
2,000,000	—	2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	03/01/30	Aaa	2,004,426	—	2,004,426
2,000,000	—	2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	03/01/36	Aaa	2,008,338	—	2,008,338
500,000	500,000	1,000,000		Household Automotive Trust Series 2006-2 (Class A3)	5.610	08/17/11	Aaa	505,495	505,495	1,010,990
577,258	96,209	673,467	g	Long Beach Asset Holdings Corp Series 2006-4 (Class N1)	5.877	06/25/46	NR	575,806	95,968	671,774
—	84,563	84,563	g,v	Long Beach Asset Holdings Corp Series 2006-6 (Class N1)	6.072	09/25/46	NR	—	84,563	84,563
2,112,319	844,927	2,957,246	g	Marriott Vacation Club Owner Trust Series 2006-1A (Class A)	5.737	04/20/28	Aaa	2,141,473	856,589	2,998,062
1,000,000	500,000	1,500,000	g,v	New York City Tax Lien Series 2006-AA (Class A)	5.930	07/01/36	Aaa	999,894	499,947	1,499,841
—	500,000	500,000	i,v	Renaissance Home Equity Loan Trust Series 2006-3 (Class AF3)	5.586	11/25/36	Aaa	—	501,719	501,719
—	969,309	969,309		Residential Asset Securitization Trust Series 2006-A6 (Class 2A6)	6.000	07/25/36	Aaa	—	974,570	974,570
3,000,000	1,000,000	4,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-H12 (Class A3)	5.790	02/25/36	Aaa	3,021,036	1,007,012	4,028,048
2,000,000	—	2,000,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class A3)	5.570	02/25/36	Aaa	2,002,956	—	2,002,956
500,000	—	500,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	503,013	—	503,013
1,000,000	1,000,000	2,000,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI3 (Class A2)	5.950	02/25/36	Aaa	1,006,377	1,006,377	2,012,754
1,300,000	—	1,300,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI3 (Class A3)	5.960	02/25/36	Aaa	1,314,579	—	1,314,579
500,000	—	500,000	i	Saxon Asset Securities Trust Series 2002-2 (Class AF6)	5.620	11/25/30	Aaa	498,154	—	498,154
1,701,992	425,498	2,127,490	g,v	Sierra Receivables Funding Co Series 2006-1A (Class A1)	5.840	05/20/18	Aaa	1,723,747	430,937	2,154,684

				TOTAL ASSET BACKED				26,806,089	10,791,650	37,597,739

			CHEMICALS AND ALLIED PRODUCTS - 0.72%
250,000	100,000	350,000		Abbott Laboratories	5.600	05/15/11	A1	254,507	101,803	356,310
1,000,000	250,000	1,250,000		Eli Lilly & Co	2.900	03/15/08	Aa3	967,466	241,866	1,209,332
250,000	50,000	300,000		Lubrizol Corp	4.625	10/01/09	Baa3	242,918	48,584	291,502

				TOTAL CHEMICALS AND ALLIED PRODUCTS				1,464,891	392,253	1,857,144

			COMMUNICATIONS - 1.18%
500,000	125,000	625,000		CBS Corp	5.625	05/01/07	Baa3	500,378	125,094	625,472
1,000,000	—	1,000,000		Sprint Capital Corp	6.000	01/15/07	Baa3	1,001,072	—	1,001,072
500,000	125,000	625,000		Verizon Global Funding Corp	7.375	09/01/12	A3	547,521	136,880	684,401
500,000	—	500,000		Verizon Wireless Capital LLC	5.375	12/15/06	A2	499,821	—	499,821
150,000	50,000	200,000	g	Viacom, Inc	5.750	04/30/11	Baa3	149,722	49,907	199,629

				TOTAL COMMUNICATIONS				2,698,514	311,881	3,010,395

			DEPOSITORY INSTITUTIONS - 5.63%
500,000	—	500,000		Bank of America Corp	5.250	02/01/07	Aa2	499,664	—	499,664
250,000	100,000	350,000		Bank of America Corp	5.375	08/15/11	Aa2	252,219	100,888	353,107
1,000,000	250,000	1,250,000		Bank One NA	3.700	01/15/08	Aa2	981,477	245,369	1,226,846
2,500,000	600,000	3,100,000		Citigroup, Inc	5.100	09/29/11	Aa1	2,494,006	598,561	3,092,567
1,000,000	250,000	1,250,000		JPMorgan Chase & Co	3.500	03/15/09	Aa3	963,099	240,775	1,203,874

1

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Short-Term Bond Fund Principal	Institutional Short-Term Bond II Fund Principal	Combined Pro-Forma Short-Term Bond II Fund Principal		ISSUER	RATE	MATURITY DATE	RATING+	Retail Short-Term Bond Fund Value	Institutional Short-Term Bond II Fund Value	Combined Pro-Forma Short-Term Bond II Fund Value

250,000	—	250,000		M&I Marshall & Ilsley Bank	4.125	09/04/07	Aa3	247,396	—	247,396
500,000	250,000	750,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	487,870	243,935	731,805
500,000	125,000	625,000		Mellon Funding Corp	4.875	06/15/07	A1	498,374	124,594	622,968
250,000	—	250,000		National City Bank of Indiana	4.875	07/20/07	Aa3	248,787	—	248,787
250,000	—	250,000		Popular North America, Inc	3.875	10/01/08	A3	242,222	—	242,222
250,000	—	250,000		Popular North America, Inc	5.650	04/15/09	A3	251,119	—	251,119
500,000	125,000	625,000		US Bank NA	5.700	12/15/08	Aa2	505,209	126,302	631,511
500,000	125,000	625,000		Wachovia Bank NA	4.850	07/30/07	Aa2	497,818	124,455	622,273
500,000	—	500,000	i	Wachovia Capital Trust III	5.800	12/30/49	A2	501,357	—	501,357
250,000	250,000	500,000		Washington Mutual, Inc	5.500	08/24/11	A3	251,209	251,209	502,418
1,750,000	1,150,000	2,900,000		Wells Fargo & Co	5.300	08/26/11	Aa1	1,760,043	1,156,600	2,916,643
500,000	—	500,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	524,223	—	524,223

				TOTAL DEPOSITORY INSTITUTIONS				11,206,092	3,212,688	14,418,780

			EATING AND DRINKING PLACES - 0.25%
500,000	125,000	625,000		McDonald’s Corp	5.950	01/15/08	A2	503,235	125,809	629,044

				TOTAL EATING AND DRINKING PLACES				503,235	125,809	629,044

			ELECTRIC, GAS, AND SANITARY SERVICES - 3.40%
500,000	125,000	625,000		Atmos Energy Corp	4.000	10/15/09	Baa3	480,645	120,161	600,806
250,000	25,000	275,000		Consumers Energy Co	4.400	08/15/09	Baa2	243,324	24,332	267,656
2,000,000	475,000	2,475,000		Duke Energy Corp	3.750	03/05/08	A2	1,957,585	464,926	2,422,511
300,000	—	300,000		FirstEnergy Corp	5.500	11/15/06	Baa3	299,988	—	299,988
500,000	125,000	625,000		Midamerican Energy Holdings Co	4.625	10/01/07	Baa1	496,451	124,113	620,564
1,000,000	—	1,000,000		Nisource Finance Corp	3.200	11/01/06	Baa3	998,179	—	998,179
1,000,000	250,000	1,250,000		Ohio Power Co	5.300	11/01/10	A3	997,459	249,365	1,246,824
500,000	125,000	625,000		ONEOK Partners Lp	5.900	04/01/12	Baa2	501,963	125,491	627,454
500,000	125,000	625,000		Pepco Holdings, Inc	5.500	08/15/07	Baa3	499,884	124,971	624,855
1,000,000	—	1,000,000		Tampa Electric Co	5.375	08/15/07	Baa2	999,146	—	999,146

				TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				7,474,624	1,233,359	8,707,983

			ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.53%
500,000	125,000	625,000		Cisco Systems, Inc	5.250	02/22/11	A1	502,402	125,601	628,003
500,000	—	500,000		Cooper Industries, Inc	5.250	07/01/07	A3	497,773	—	497,773
250,000	—	250,000		Hewlett-Packard Co	3.625	03/15/08	A3	244,306	—	244,306

				TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				1,244,481	125,601	1,370,082

			FABRICATED METAL PRODUCTS - 0.64%
500,000	125,000	625,000		Fortune Brands, Inc	5.125	01/15/11	Baa2	490,174	122,544	612,718
1,000,000	—	1,000,000		Illinois Tool Works, Inc	5.750	03/01/09	Aa3	1,014,158	—	1,014,158

				TOTAL FABRICATED METAL PRODUCTS				1,504,332	122,544	1,626,876

			FINANCE, TAXATION AND MONETARY POLICY - 0.40%
1,000,000	—	1,000,000		Grand Prairie Sports Facilities	7.130	09/15/18	Aaa	1,016,930	—	1,016,930

				TOTAL FINANCE, TAXATION AND MONETARY POLICY				1,016,930	—	1,016,930

			FOOD AND KINDRED PRODUCTS - 1.11%
500,000	125,000	625,000	g	Cadbury Schweppes US Finance LLC	3.875	10/01/08	Baa2	486,337	121,584	607,921
500,000	125,000	625,000		Diageo Capital plc	5.125	01/30/12	A3	494,996	123,749	618,745
1,000,000	—	1,000,000		General Mills, Inc	5.125	02/15/07	Baa1	998,776	—	998,776
500,000	125,000	625,000		Kraft Foods, Inc	4.000	10/01/08	A3	488,395	122,099	610,494

				TOTAL FOOD AND KINDRED PRODUCTS				2,468,504	367,432	2,835,936

			FOOD STORES - 0.49%
500,000	125,000	625,000		Fred Meyer, Inc	7.450	03/01/08	Baa2	513,562	128,391	641,953
500,000	125,000	625,000		Safeway, Inc	4.125	11/01/08	Baa2	487,027	121,757	608,784

				TOTAL FOOD STORES				1,000,589	250,148	1,250,737

			FURNITURE AND FIXTURES - 0.19%

2

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Short-Term Bond Fund Principal	Institutional Short-Term Bond II Fund Principal	Combined Pro-Forma Short-Term Bond II Fund Principal		ISSUER	RATE	MATURITY DATE	RATING+	Retail Short-Term Bond Fund Value	Institutional Short-Term Bond II Fund Value	Combined Pro-Forma Short-Term Bond II Fund Value

500,000	—	500,000		Masco Corp	4.625	08/15/07	Baa1	495,107	—	495,107

				TOTAL FURNITURE AND FIXTURES				495,107	—	495,107

			GENERAL BUILDING CONTRACTORS - 0.21%
500,000	—	500,000		DR Horton, Inc	9.750	09/15/10	Ba1	549,365	—	549,365

				TOTAL GENERAL BUILDING CONTRACTORS				549,365	—	549,365

			GENERAL MERCHANDISE STORES - 1.20%
1,000,000	250,000	1,250,000		May Department Stores Co	3.950	07/15/07	Baa1	986,604	246,651	1,233,255
500,000	125,000	625,000		Target Corp	3.375	03/01/08	A1	487,744	121,936	609,680
500,000	125,000	625,000		Wal-Mart Stores, Inc	4.375	07/12/07	Aa2	497,009	124,252	621,261
500,000	125,000	625,000		Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	483,435	120,859	604,294

				TOTAL GENERAL MERCHANDISE STORES				2,454,792	613,698	3,068,490

			HOLDING AND OTHER INVESTMENT OFFICES - 0.25%
500,000	125,000	625,000		Simon Property Group Lp	5.600	09/01/11	Baa1	502,847	125,712	628,559

				TOTAL HOLDING AND OTHER INVESTMENT OFFICES				502,847	125,712	628,559

			INDUSTRIAL MACHINERY AND EQUIPMENT - 0.02%
—	50,000	50,000		Hewlett-Packard Co	3.625	03/15/08	A3	—	48,861	48,861

				TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				—	48,861	48,861

			INSURANCE CARRIERS - 0.67%
250,000	—	250,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	244,195	—	244,195
500,000	350,000	850,000		UnitedHealth Group, Inc	5.250	03/15/11	A2	498,516	348,961	847,477
500,000	125,000	625,000		WellPoint, Inc	5.000	01/15/11	Baa1	493,614	123,403	617,017

				TOTAL INSURANCE CARRIERS				1,236,325	472,364	1,708,689

			MOTION PICTURES - 0.33%
500,000	—	500,000		Walt Disney Co	5.500	12/29/06	A3	500,298	—	500,298
250,000	100,000	350,000		Walt Disney Co	5.700	07/15/11	A3	254,636	101,854	356,490

				TOTAL MOTION PICTURES				754,934	101,854	856,788

			NONDEPOSITORY INSTITUTIONS - 5.74%
250,000	50,000	300,000		American General Finance Corp	2.750	06/15/08	A1	239,920	47,984	287,904
1,000,000	250,000	1,250,000	g	American Honda Finance Corp	5.125	12/15/10	A1	997,595	249,399	1,246,994
—	100,000	100,000		Capital One Financial Corp	5.700	09/15/11	Baa1	—	100,832	100,832
250,000	50,000	300,000		Caterpillar Financial Services Corp	4.875	06/15/07	A2	249,170	49,834	299,004
1,000,000	250,000	1,250,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	958,965	239,741	1,198,706
500,000	125,000	625,000		CIT Group Funding Co of Canada	4.650	07/01/10	A2	489,180	122,295	611,475
140,000	25,000	165,000		FIA Card Services NA	5.375	01/15/08	Aa1	140,256	25,046	165,302
500,000	—	500,000		Ford Motor Credit Co	5.700	01/15/10	B1	461,924	—	461,924
200,000	100,000	300,000		Ford Motor Credit Co	9.875	08/10/11	B1	206,962	103,481	310,443
1,000,000	500,000	1,500,000		General Electric Capital Corp	6.000	06/15/12	Aaa	1,038,720	519,360	1,558,080
500,000	125,000	625,000		General Motors Acceptance Corp	6.125	08/28/07	Ba1	499,287	124,822	624,109
1,000,000	250,000	1,250,000		HSBC Finance Corp	5.250	01/14/11	Aa3	999,728	249,932	1,249,660
1,500,000	500,000	2,000,000		HSBC Finance Corp	5.700	06/01/11	Aa3	1,526,564	508,855	2,035,419
1,000,000	—	1,000,000	g	IBM Canada Credit Services Co	3.750	11/30/07	A1	981,890	—	981,890
500,000	—	500,000		International Lease Finance Corp	5.450	03/24/11	A1	502,259	—	502,259
500,000	—	500,000		National Rural Utilities Cooperative Finance Corp	6.500	03/01/07	A2	502,397	—	502,397
500,000	125,000	625,000		Residential Capital Corp	6.125	11/21/08	Baa3	501,989	125,497	627,486
250,000	—	250,000		SLM Corp	4.000	01/15/10	A2	240,912	—	240,912
400,000	100,000	500,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	383,383	95,846	479,229
—	125,000	125,000	i	Wachovia Capital Trust III	5.800	12/30/49	A2	—	125,339	125,339
900,000	100,000	1,000,000		Western Financial Bank	9.625	05/15/12	Aa3	995,724	110,636	1,106,360

				TOTAL NONDEPOSITORY INSTITUTIONS				11,916,825	2,798,899	14,715,724

			OIL AND GAS EXTRACTION - 0.45%

3

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Short-Term Bond Fund Principal	Institutional Short-Term Bond II Fund Principal	Combined Pro-Forma Short-Term Bond II Fund Principal	ISSUER	RATE	MATURITY DATE	RATING+	Retail Short-Term Bond Fund Value	Institutional Short-Term Bond II Fund Value	Combined Pro-Forma Short-Term Bond II Fund Value

500,000	125,000	625,000	Anadarko Petroleum Corp	3.250	05/01/08	Baa2	483,514	120,879	604,393
200,000	50,000	250,000	BJ Services Co	5.750	06/01/11	Baa1	201,814	50,453	252,267
250,000	50,000	300,000	Ocean Energy, Inc	4.375	10/01/07	Baa3	247,133	49,427	296,560

TOTAL OIL AND GAS EXTRACTION	932,461	220,759	1,153,220

OTHER MORTGAGE BACKED SECURITIES - 2.28%
475,517	261,534	737,051	Banc of America Mortgage Securities Series 2006-1 (Class A8)	6.000	05/01/36	Aaa	477,353	262,544	739,897
471,912	—	471,912	First Horizon Asset Securities, Inc Series 2003-9 (Class 1A4)	5.500	11/25/33	NR	471,765	—	471,765
2,000,000	—	2,000,000	LB-UBS Commercial Mortgage Trust Series 2005-C3 (Class A2)	4.553	07/15/30	Aaa	1,964,306	—	1,964,306
1,000,000	200,000	1,200,000	Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NR	990,840	198,168	1,189,008
969,309	—	969,309	Residential Asset Securitization Trust Series 2006-A6 (Class 2A6)	6.000	07/25/36	Aaa	974,570	—	974,570
500,000	500,000	i	Saxon Asset Securities Trust Series 2002-2 (Class AF6)	5.620	11/25/30	Aaa	498,154	498,154

TOTAL OTHER MORTGAGE BACKED SECURITIES	4,878,834	958,866	5,837,700

PETROLEUM AND COAL PRODUCTS - 0.29%
750,000	—	750,000	Conoco Funding Co	5.450	10/15/06	NR	750,003	—	750,003

TOTAL PETROLEUM AND COAL PRODUCTS	750,003	—	750,003

PIPELINES, EXCEPT NATURAL GAS - 1.48%
750,000	—	750,000	Enbridge Energy Partners Lp	4.000	01/15/09	Baa2	726,159	—	726,159
1,000,000	250,000	1,250,000	Enterprise Products Operating Lp	4.000	10/15/07	Baa3	985,528	246,382	1,231,910
500,000	125,000	625,000	Enterprise Products Operating Lp	4.950	06/01/10	Baa3	489,404	122,351	611,755
500,000	125,000	625,000	Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	495,066	123,767	618,833
500,000	125,000	625,000	Plains All American Pipeline Lp	4.750	08/15/09	Baa3	489,612	122,403	612,015

TOTAL PIPELINES, EXCEPT NATURAL GAS	3,185,769	614,903	3,800,672

PRINTING AND PUBLISHING - 0.37%
1,000,000	—	1,000,000	RR Donnelley & Sons Co	3.750	04/01/09	Baa2	953,649	—	953,649

TOTAL PRINTING AND PUBLISHING	953,649	—	953,649

RAILROAD TRANSPORTATION - 0.23%
87,000	—	87,000	Norfolk Southern Corp	7.350	05/15/07	Baa1	87,954	—	87,954
500,000	—	500,000	Union Pacific Corp	5.750	10/15/07	Baa2	502,233	—	502,233

TOTAL RAILROAD TRANSPORTATION	590,187	—	590,187

SECURITY AND COMMODITY BROKERS - 1.68%
500,000	—	500,000	Bear Stearns Cos, Inc	5.700	01/15/07	A1	500,244	—	500,244
500,000	—	500,000	Franklin Resources, Inc	3.700	04/15/08	A2	488,894	—	488,894
500,000	150,000	650,000	Goldman Sachs Group, Inc	6.600	01/15/12	Aa3	528,057	158,417	686,474
1,000,000	250,000	1,250,000	Merrill Lynch & Co, Inc	4.125	09/10/09	Aa3	971,858	242,965	1,214,823
500,000	—	500,000	Morgan Stanley	5.800	04/01/07	Aa3	500,832	—	500,832
750,000	175,000	925,000	Morgan Stanley	3.625	04/01/08	Aa3	732,956	171,023	903,979

TOTAL SECURITY AND COMMODITY BROKERS	3,722,841	572,405	4,295,246

TRANSPORTATION BY AIR - 0.12%
200,000	100,000	300,000	FedEx Corp	5.500	08/15/09	Baa2	200,890	100,445	301,335

TOTAL TRANSPORTATION BY AIR	200,890	100,445	301,335

TRANSPORTATION EQUIPMENT - 1.68%
500,000	—	500,000	Boeing Capital Corp	5.750	02/15/07	A2	500,948	—	500,948
500,000	—	500,000	DaimlerChrysler NA Holding Corp	5.875	03/15/11	Baa1	501,340	—	501,340
—	100,000	100,000	DaimlerChrysler NA Holding Corp	5.750	09/08/11	Baa1	—	99,720	99,720
1,000,000	250,000	1,250,000	General Dynamics Corp	3.000	05/15/08	A2	965,412	241,353	1,206,765
2,000,000	—	2,000,000	United Technologies Corp	4.875	11/01/06	A2	1,998,312	—	1,998,312

TOTAL TRANSPORTATION EQUIPMENT	3,966,012	341,073	4,307,085

WHOLESALE TRADE-NONDURABLE GOODS - 0.38%
1,000,000	—	1,000,000	Gillette Co	4.125	08/30/07	Aa3	986,174	—	986,174

TOTAL WHOLESALE TRADE-NONDURABLE GOODS	986,174	—	986,174

4

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Short-Term Bond Fund Principal	Institutional Short-Term Bond II Fund Principal	Combined Pro-Forma Short-Term Bond II Fund Principal		ISSUER	RATE	MATURITY DATE	RATING+	Retail Short-Term Bond Fund Value	Institutional Short-Term Bond II Fund Value	Combined Pro-Forma Short-Term Bond II Fund Value

				TOTAL CORPORATE BONDS				95,465,296	23,903,204	119,368,500

				(Cost $119,710,551)

			GOVERNMENT BONDS - 51.59%

			AGENCY SECURITIES - 23.81%
750,000	—	750,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	730,012	—	730,012
750,000	—	750,000		FFCB	4.125	04/15/09	Aaa	736,503	—	736,503
4,000,000	1,000,000	5,000,000		FFCB	5.375	07/18/11	Aaa	4,082,313	1,020,578	5,102,891
2,000,000	1,000,000	3,000,000		Federal Home Loan Bank (FHLB)	5.375	08/19/11	Aaa	2,039,553	1,019,776	3,059,329
—	5,000,000	5,000,000	d	Federal Home Loan Mortgage Corp (FHLMC)	5.125	10/24/07	Aaa	—	4,997,518	4,997,518
2,750,000	—	2,750,000		FHLMC	4.375	11/16/07	Aaa	2,727,290	—	2,727,290
500,000	—	500,000		FHLMC	3.750	02/27/09	Aaa	484,512	—	484,512
8,200,000	—	8,200,000		FHLMC	7.000	03/15/10	Aaa	8,742,683	—	8,742,683
750,000	900,000	1,650,000		FHLMC	5.250	07/18/11	Aaa	760,704	912,845	1,673,549
1,200,000	—	1,200,000		Federal National Mortgage Association (FNMA)	4.125	06/16/08	Aaa	1,181,831	—	1,181,831
2,000,000	—	2,000,000		FNMA	5.000	09/15/08	Aaa	2,002,361	—	2,002,361
750,000	—	750,000		FNMA	5.210	03/16/09	Aaa	748,497	—	748,497
3,000,000	—	3,000,000	d	FNMA	5.375	08/15/09	Aaa	3,039,141	—	3,039,141
8,900,000	3,000,000	11,900,000		FNMA	7.125	06/15/10	Aaa	9,563,864	3,223,774	12,787,638
3,500,000	—	3,500,000		FNMA	6.250	02/01/11	Aa2	3,660,837	—	3,660,837
—	2,000,000	2,000,000		FNMA	6.000	05/15/11	Aaa	—	2,089,168	2,089,168
5,500,000	250,000	5,750,000		FNMA	5.800	06/07/11	Aaa	5,515,030	250,683	5,765,713
—	200,000	200,000	g	Private Export Funding Corp	7.170	05/15/07	Aaa	—	202,251	202,251
—	200,000	200,000		Private Export Funding Corp	5.870	07/31/08	Aaa	—	203,081	203,081
—	1,000,000	1,000,000		Private Export Funding Corp	7.200	01/15/10	Aaa	—	1,066,116	1,066,116

				TOTAL AGENCY SECURITIES				46,015,131	14,985,790	61,000,921

			FOREIGN GOVERNMENT BONDS - 2.55%
250,000	—	250,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	249,506	—	249,506
1,000,000	—	1,000,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	971,895	—	971,895
1,000,000	500,000	1,500,000		International Finance Corp	5.125	05/02/11	Aaa	1,011,349	505,674	1,517,023
1,250,000	300,000	1,550,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	1,261,915	302,859	1,564,774
150,000	100,000	250,000		Landwirtschaftliche Rentenbank	5.250	07/15/11	Aaa	152,102	101,401	253,503
1,000,000	—	1,000,000		Province of Manitoba Canada	4.250	11/20/06	Aa2	998,718	—	998,718
1,000,000	—	1,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa2	986,034	—	986,034

				TOTAL FOREIGN GOVERNMENT BONDS				5,631,519	909,934	6,541,453

			MORTGAGE BACKED SECURITIES - 1.90%
35,071	—	35,071		Federal Home Loan Mortgage Corp (FHLMC)	6.000	04/15/30		35,011	—	35,011
260,593	—	260,593		FHLMC	6.000	12/15/30		262,486	—	262,486
151,605	—	151,605		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17		153,791	—	153,791
664,342	—	664,342		FGLMC	5.500	01/01/19		665,402	—	665,402
591,709	—	591,709		FGLMC	5.500	01/01/19		592,653	—	592,653
557,118	—	557,118		Federal National Mortgage Association (FNMA)	6.143	02/01/08		557,837	—	557,837
862,921	—	862,921		FNMA	6.366	12/01/08		864,901	—	864,901
131,810	—	131,810		FNMA	5.000	06/01/13		131,126	—	131,126
536,612	—	536,612		FNMA	5.000	02/25/35		527,900	—	527,900
848,669	—	848,669		Freddie Mac Reference REMIC	5.125	10/15/15		841,286	—	841,286
227,744	—	227,744	i	Government National Mortgage Association (GNMA)	6.235	06/16/21		229,859	—	229,859

				TOTAL MORTGAGE BACKED SECURITIES				4,862,252	—	4,862,252

			MUNICIPAL BONDS - 0.20%
—	500,000	500,000		Grand Prairie Sports Facilities	7.130	09/15/18	Aaa	—	508,465	508,465

				TOTAL MUNICIPAL BONDS				—	508,465	508,465

				U.S. TREASURY SECURITIES - 23.13%

5

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Short-Term Bond Fund Principal	Institutional Short-Term Bond II Fund Principal	Combined Pro-Forma Short-Term Bond II Fund Principal		ISSUER	RATE	MATURITY DATE	RATING+	Retail Short-Term Bond Fund Value	Institutional Short-Term Bond II Fund Value	Combined Pro-Forma Short-Term Bond II Fund Value

3,000,000	—	3,000,000	i	BECCS (Step Bond, 0.000% - 14.000% until 11/15/06)	0.000	11/15/11		2,981,730	—	2,981,730
310,183	—	310,183	k	United States Treasury Inflation Indexed Bond	3.875	01/15/09		319,150	—	319,150
9,950,000	—	9,950,000		United States Treasury Note	4.375	12/31/07		9,890,897	—	9,890,897
—	13,000,000	13,000,000		United States Treasury Note	4.625	03/31/08		—	12,969,580	12,969,580
500,000	125,000	625,000		United States Treasury Note	4.875	04/30/08		500,725	125,181	625,906
—	1,000,000	1,000,000		United States Treasury Note	5.125	06/30/08		—	1,006,400	1,006,400
2,400,000	275,000	2,675,000		United States Treasury Note	5.000	07/31/08		2,411,232	276,287	2,687,519
5,000,000	—	5,000,000		United States Treasury Note	4.875	05/15/09		5,028,851	—	5,028,851
—	1,000,000	1,000,000		United States Treasury Note	4.875	08/15/09		—	1,006,800	1,006,800
9,280,000	3,530,000	12,810,000		United States Treasury Note	4.875	07/31/11		9,389,505	3,571,654	12,961,159
—	302,000	302,000		United States Treasury Note	4.625	08/31/11		—	302,384	302,384
8,500,000	1,000,000	9,500,000		United States Treasury Note	4.500	09/30/11		8,467,462	996,172	9,463,634

				TOTAL U.S. TREASURY SECURITIES				38,989,552	20,254,458	59,244,010

				TOTAL GOVERNMENT BONDS				95,498,454	36,658,647	132,157,101

				(Cost $132,517,893)

				TOTAL BONDS				190,963,750	60,561,851	251,525,601

				(Cost $252,228,444)

			SHORT-TERM INVESTMENTS - 2.44%
			U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.44%
4,160,000	2,090,000	6,250,000		Federal Home Loan Bank (FHLB)	4.750	10/02/06		4,160,000	2,090,000	6,250,000

				TOTAL SHORT-TERM INVESTMENTS
				(Cost $6,249,175)				4,160,000	2,090,000	6,250,000

				TOTAL PORTFOLIO - 100.63%
				(Cost $258,477,619)				195,123,750	62,651,851	257,775,601

				OTHER ASSETS & LIABILITIES, NET - (0.63%)				(1,638,462)	19,308	(1,619,154)

				NET ASSETS - 100.00%				$193,485,288	$62,671,159	$256,156,447

			+	As provide by Moody’s Investor Service (unaudited)

			d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

			g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

				At September 30, 2006, the value of these securities amounted to $11,964,392 or 4.67% of net assets.

			i	Floating rate or variable rate securities reflects the rate at September 30, 2006.

			k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

			v	Security valued at fair value.

				ABBREVIATION:
				NR - Not Rated

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

6

Retail Short Term Bond Fund / Institutional Short Term Bond Fund II
Pro Forma Combining Statement of Assets & Liabilities (unaudited)
September 30, 2006

	Retail Short Term Bond Fund	Institutional Short Term Bond Fund II	Adjustments to Pro Forma	Institutional Short Term Bond Fund II (new) Pro Forma (Combined)

ASSETS
Portfolio investments, at value	$195,123,750	$62,651,851	$—	$257,775,601
Cash	6,073	8,416	—	14,489
Receivable for securities transactions	12,498,253	1,419,033	—	13,917,286
Receivable from Fund shares sold	19,518	139,906	—	159,424
Dividends and interest receivable	1,843,505	528,305	—	2,371,810
Due from investment advisor	—	116,110	—	116,110

Total assets	209,491,099	64,863,621	—	274,354,720

LIABILITIES
Management fees payable	47,977	12,709	—	60,686
Service agreement fees payable	—	448	—	448
Due to affiliates	8,545	57,912	—	66,457
Payable for securities transactions	15,102,152	2,116,278	—	17,218,430
Payable for Fund shares redeemed	847,137	5,115	—	852,252

Total liabilities	16,005,811	2,192,462	—	18,198,273

Net Assets	$193,485,288	$62,671,159	$—	$256,156,447

Net Assets by Class:
Retirement Class	$—	$2,473,093	$—	$2,473,093
Institutional Class	$—	$56,867,492	$92,834,241	$149,701,733
Retail Class	$193,485,288	$3,330,574	$(92,834,241)	$103,981,621

	$193,485,288	$62,671,159	$—	$256,156,447

Shares Outstanding by Class:
Retirement Class	—	245,787	(6,162)	239,625
Institutional Class	—	5,661,418	8,843,615	14,505,033
Retail Class	18,747,348	331,329	(9,003,598)	10,075,079

	18,747,348	6,238,534	(166,145)	24,819,737

Net Asset Value per Share by Class:
Retirement Class	$—	$10.06	$—	$10.32
Institutional Class	$—	$10.04	$—	$10.32
Retail Class	$10.32	$10.05	$—	$10.32

Retail Short Term Bond Fund / Institutional Short Term Bond Fund II
Pro Forma Combining Statement of Operations (unaudited)
Six Month Period Ending September 30, 2006

	Retail Short Term Bond Fund	Institutional Short Term Bond Fund II	Adjustments to Pro Forma	Institutional Short Term Bond Fund II (new) Pro Forma (Combined)

Investment Income:
Interest	$4,853,682	$1,476,894	$—	$6,330,576

Total Income	4,853,682	1,476,894	—	6,330,576

Expenses
Investment management fees	$306,576	$71,324	$(54,483)	$323,417
Service Agreement Fees - Retirement Class	—	1,565	—	1,565
Distribution fees - Retail Class	—	289	132,548	132,837
Custody fees	—	3,189	4,860	8,049
Audit fees	—	31,667	—	31,667
Registration fees - Retirement Class	—	22,016	(22,016)	—
Registration fees - Institutional Class	—	23,460	(23,460)	—
Registration fees - Retail Class	—	21,985	(21,985)	—
Registration fees	—	—	17,500	17,500
Trustee fees and expenses	1,600	3,194	(1,600)	3,194
Fund administration fees	—	15,121	—	15,121
Transfer Agency fees and expenses - Retirement Class	—	516		516
Transfer Agency fees and expenses - Institutional Class	—	471		471
Transfer Agency fees and expenses - Retail Class	—	352	78,878	79,230
Report printing and mailing fees - Retirement Class	—	1,266	(1,266)	—
Report printing and mailing fees - Institutional Class	—	1,300	(1,300)	—
Report printing and mailing fees - Retail Class	—	1,369	(1,369)	—
Report printing and mailing fees	—	—	28,422	28,422
Legal fees	—	5,173	—	5,173
Interest	3,697	449	(3,697)	449

Total expenses before expense reimbursement	311,873	204,706	131,032	647,611
Less expenses reimbursed by the investment advisor	—	(116,110)	63,698	(52,412)
Fees waived the investment advisor and TPIS		(289)	(132,548)	(132,837)

Net expenses	311,873	88,307	62,182	462,362

Net investment income	4,541,809	1,388,587	(62,182)	5,868,214

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from:
Security transactions	(1,371,024)	(38,919)	—	(1,409,943)

Net realized gain/(loss) on investments	(1,371,024)	(38,919)	—	(1,409,943)

Change in unrealized appreciation/(depreciation) on:

Securities	2,723,553	333,324	—	3,056,877

Net change in unrealized appreciation/ (depreciation) of investments	2,723,553	333,324	—	3,056,877

Net realized and unrealized gain/(loss) on investments	1,352,529	294,405	—	1,646,934

Net Increase/(Decrease) in Net Assets Resulting From Operations	$5,894,338	$1,682,992	$(62,182)	7,515,148

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

RETAIL HIGH-YIELD FUND / INSTITUTIONAL HIGH-YIELD FUND II
PRO-FORMA COMBINING SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2006

Retail High-Yield Fund Principal	Institutional High-Yield II Fund Principal	Combined Pro-Forma High-Yield II Fund Principal		ISSUER	RATE	MATURITY DATE	RATING+	Retail High-Yield Fund Value	Institutional High-Yield II Fund Value	Combined Pro-Forma High-Yield II Fund Value

			CORPORATE BONDS - 94.39%
			AGRICULTURAL PRODUCTION-CROPS - 0.24%
$707,000	$141,000	$848,000		Dole Food Co, Inc	8.625%	05/01/09	B3	$691,093	$137,828	$828,921

				TOTAL AGRICULTURAL PRODUCTION-CROPS				691,093	137,828	828,921

			AGRICULTURAL PRODUCTION-LIVESTOCK - 0.26%
720,000	130,000	850,000		Pilgrim’s Pride Corp	9.625	09/15/11	Ba3	756,000	136,500	892,500

				TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK				756,000	136,500	892,500

			AGRICULTURAL SERVICES - 0.38%
1,000,000	250,000	1,250,000		American Rock Salt Co LLC	9.500	03/15/14	Caa1	1,032,500	258,125	1,290,625

				TOTAL AGRICULTURAL SERVICES				1,032,500	258,125	1,290,625

			AMUSEMENT AND RECREATION SERVICES - 1.92%
1,000,000	125,000	1,125,000		Mohegan Tribal Gaming Authority	6.125	02/15/13	Baa2	977,500	122,188	1,099,688
375,000	125,000	500,000		Mohegan Tribal Gaming Authority	6.875	02/15/15	Ba2	365,625	121,875	487,500
1,950,000	383,000	2,333,000	g	Pokagon Gaming Authority	10.375	06/15/14	B3	2,079,188	408,374	2,487,562
2,000,000	500,000	2,500,000		Speedway Motorsports, Inc	6.750	06/01/13	Ba2	1,980,000	495,000	2,475,000

				TOTAL AMUSEMENT AND RECREATION SERVICES				5,402,313	1,147,437	6,549,750

			APPAREL AND OTHER TEXTILE PRODUCTS - 1.20%
3,500,000	700,000	4,200,000		Broder Brothers	11.250	10/15/10	B2	3,412,500	682,500	4,095,000

				TOTAL APPAREL AND OTHER TEXTILE PRODUCTS				3,412,500	682,500	4,095,000

			AUTO REPAIR, SERVICES AND PARKING - 2.91%
1,320,000	240,000	1,560,000	g	Avis Budget Car Rental LLC	7.625	05/15/14	Ba3	1,280,400	232,800	1,513,200
530,000	110,000	640,000	g	Hertz Corp	8.875	01/01/14	B1	555,175	115,225	670,400
2,560,000	445,000	3,005,000	g	Hertz Corp	10.500	01/01/16	B2	2,816,000	489,500	3,305,500
3,946,000	775,000	4,721,000		Keystone Automotive Operations, Inc	9.750	11/01/13	Caa1	3,709,240	728,500	4,437,740

				TOTAL AUTO REPAIR, SERVICES AND PARKING				8,360,815	1,566,025	9,926,840

			AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.02%
1,780,000	375,000	2,155,000		Asbury Automotive Group, Inc	8.000	03/15/14	B3	1,757,750	370,313	2,128,063
1,000,000	375,000	1,375,000	g	Autonation, Inc	7.000	04/15/14	Ba2	997,500	374,063	1,371,563

				TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				2,755,250	744,376	3,499,626

			BUSINESS SERVICES - 4.49%
1,750,000	500,000	2,250,000		Advanstar Communications, Inc	10.750	08/15/10	B1	1,885,625	538,750	2,424,375
1,000,000	—	1,000,000		Advanstar, Inc	15.000	10/15/11	NR	1,045,000	—	1,045,000
2,500,000	500,000	3,000,000		Iron Mountain, Inc	8.625	04/01/13	B3	2,556,250	511,250	3,067,500
1,000,000	250,000	1,250,000		Lamar Media Corp	7.250	01/01/13	Ba3	1,006,250	251,562	1,257,812
1,420,000	280,000	1,700,000	g	Lamar Media Corp	6.625	08/15/15	Ba3	1,361,425	268,450	1,629,875
720,000	120,000	840,000	g	Sensata Technologies BV	8.000	05/01/14	Caa1	700,200	116,700	816,900
979,000	194,000	1,173,000		Serena Software, Inc	10.375	03/15/16	Caa1	1,025,502	203,215	1,228,717
1,000,000	—	1,000,000		Stena AB	9.625	12/01/12	Ba3	1,075,000	—	1,075,000
1,390,000	300,000	1,690,000		United Rentals North America, Inc	7.750	11/15/13	B3	1,369,150	295,500	1,664,650
1,000,000	125,000	1,125,000		Universal Compression, Inc	7.250	05/15/10	B1	1,007,500	125,938	1,133,438

				TOTAL BUSINESS SERVICES				13,031,902	2,311,365	15,343,267

			CHEMICALS AND ALLIED PRODUCTS - 5.19%
2,125,000	500,000	2,625,000		BCP Crystal US Holdings Corp	9.625	06/15/14	B3	2,305,625	542,500	2,848,125
700,000	140,000	840,000	g	Berry Plastics Holding Corp	8.875	09/15/14	B2	703,500	140,700	844,200

1

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail High-Yield Fund Principal	Institutional High-Yield II Fund Principal	Combined Pro-Forma High-Yield II Fund Principal		ISSUER	RATE	MATURITY DATE	RATING+	Retail High-Yield Fund Value	Institutional High-Yield II Fund Value	Combined Pro-Forma High-Yield II Fund Value

—	380,000	380,000		Chemtura Corp	6.875	06/01/16	Ba1	—	374,775	374,775
1,000,000	250,000	1,250,000		Hercules, Inc	6.750	10/15/29	Ba3	951,250	237,813	1,189,063
616,000	—	616,000		Huntsman International LLC	9.875	03/01/09	B2	642,180	—	642,180
2,160,000	390,000	2,550,000	g	Ineos Group Holdings plc	8.500	02/15/16	B2	2,057,400	371,475	2,428,875
690,000	160,000	850,000	i	Koppers Holdings, Inc (Step Bond, 0.000% - 9.875% until 11/15/09)	0.000	11/15/14	B3	507,150	117,600	624,750
1,022,000	250,000	1,272,000		Koppers, Inc	9.875	10/15/13	B2	1,106,315	270,625	1,376,940
1,000,000	250,000	1,250,000		Nalco Co	7.750	11/15/11	B1	1,020,000	255,000	1,275,000
2,500,000	375,000	2,875,000	g	Nell AF SARL	8.375	08/15/15	B2	2,481,250	372,187	2,853,437
2,100,000	420,000	2,520,000	g	Reichhold Industries, Inc	9.000	08/15/14	B2	2,068,500	413,700	2,482,200
729,000	—	729,000		Rockwood Specialties Group, Inc	10.625	05/15/11	B3	780,030	—	780,030

				TOTAL CHEMICALS AND ALLIED PRODUCTS				14,623,200	3,096,375	17,719,575

			COAL MINING - 0.64%
1,000,000	500,000	1,500,000		Arch Western Finance LLC	6.750	07/01/13	B1	960,000	480,000	1,440,000
500,000	250,000	750,000		Foundation PA Coal Co	7.250	08/01/14	Ba3	502,500	251,250	753,750

				TOTAL COAL MINING				1,462,500	731,250	2,193,750

			COMMUNICATIONS - 14.09%
3,402,000	750,000	4,152,000		Allbritton Communications Co	7.750	12/15/12	B1	3,427,515	755,625	4,183,140
2,450,000	500,000	2,950,000		American Cellular Corp	10.000	08/01/11	B3	2,566,375	523,750	3,090,125
1,000,000	250,000	1,250,000	g	Charter Communications Operating LLC	8.000	04/30/12	B3	1,007,500	251,875	1,259,375
1,000,000	250,000	1,250,000		Citizens Communications Co	9.250	05/15/11	Ba2	1,102,500	275,625	1,378,125
2,026,000	550,000	2,576,000		Citizens Communications Co	9.000	08/15/31	Ba2	2,172,885	589,875	2,762,760
750,000	250,000	1,000,000		CSC Holdings, Inc	8.125	07/15/09	B2	776,250	258,750	1,035,000
2,100,000	250,000	2,350,000		CSC Holdings, Inc	7.625	04/01/11	B2	2,155,125	256,563	2,411,688
1,450,000	550,000	2,000,000		Echostar DBS Corp	6.375	10/01/11	Ba3	1,411,938	535,562	1,947,500
1,500,000	250,000	1,750,000		Gray Television, Inc	9.250	12/15/11	B1	1,569,375	261,562	1,830,937
4,210,000	1,090,000	5,300,000	g	Intelsat Bermuda Ltd	11.250	06/15/16	Caa1	4,473,125	1,158,125	5,631,250
1,080,000	180,000	1,260,000		Intelsat Subsidiary Holding Co Ltd	8.250	01/15/13	B2	1,093,500	182,250	1,275,750
1,000,000	250,000	1,250,000		Liberty Media Corp	8.250	02/01/30	Ba2	998,167	249,542	1,247,709
814,000	141,000	955,000	g	Nordic Telephone Co Holdings ApS	8.875	05/01/16	B2	855,717	148,226	1,003,943
1,315,000	250,000	1,565,000		PanAmSat Corp	9.000	08/15/14	B2	1,357,738	258,125	1,615,863
165,000	—	165,000		Quebecor Media, Inc	7.750	03/15/16	B2	165,206	—	165,206
3,980,000	850,000	4,830,000		Qwest Communications International, Inc	7.250	02/15/11	B2	3,980,000	850,000	4,830,000
1,500,000	400,000	1,900,000		Qwest Corp	8.875	03/15/12	Ba2	1,636,875	436,500	2,073,375
710,000	140,000	850,000	g	Qwest Corp	7.500	10/01/14	Ba2	733,075	144,550	877,625
800,000	250,000	1,050,000		Qwest Corp	7.250	10/15/35	Ba2	758,000	236,875	994,875
1,000,000	250,000	1,250,000		Rogers Cable, Inc	7.875	05/01/12	Ba2	1,067,500	266,875	1,334,375
1,750,000	250,000	2,000,000		Rogers Wireless, Inc	6.375	03/01/14	Ba2	1,977,500	249,062	2,226,562
1,550,000	300,000	1,850,000		Shaw Communications, Inc	8.250	04/11/10	Ba2	1,635,250	316,500	1,951,750
1,000,000	250,000	1,250,000		Videotron Ltee	6.875	01/15/14	Ba2	985,000	246,250	1,231,250
1,410,000	275,000	1,685,000	g	Windstream Corp	8.125	08/01/13	Ba3	1,496,362	291,844	1,788,206

				TOTAL COMMUNICATIONS				39,402,478	8,743,911	48,146,389

			ELECTRIC, GAS, AND SANITARY SERVICES - 11.55%
500,000	500,000	1,000,000		AES Corp	9.375	09/15/10	B1	540,000	540,000	1,080,000
1,000,000	—	1,000,000		AES Corp	8.875	02/15/11	B1	1,070,000	—	1,070,000
750,000	—	750,000		AES Corp	7.750	03/01/14	B1	780,000	—	780,000
500,000	—	500,000	g	AES Corp	9.000	05/15/15	Ba3	538,750	—	538,750
—	250,000	250,000		Allied Waste North America, Inc	6.500	11/15/10	B2	—	246,250	246,250
1,000,000	—	1,000,000		Allied Waste North America, Inc	5.750	02/15/11	B2	958,750	—	958,750
—	500,000	500,000		Allied Waste North America, Inc	6.375	04/15/11	B2	—	487,500	487,500
2,000,000	200,000	2,200,000		Allied Waste North America, Inc	7.875	04/15/13	B2	2,045,000	204,500	2,249,500
250,000	—	250,000		Allied Waste North America, Inc	6.125	02/15/14	B2	233,125	—	233,125
81,000	13,000	94,000		Aquila, Inc	9.950	02/01/11	B2	88,845	14,259	103,104
1,500,000	250,000	1,750,000		CMS Energy Corp	8.500	04/15/11	Ba3	1,620,000	270,000	1,890,000

2

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail High-Yield Fund Principal	Institutional High-Yield II Fund Principal	Combined Pro-Forma High-Yield II Fund Principal		ISSUER	RATE	MATURITY DATE	RATING+	Retail High-Yield Fund Value	Institutional High-Yield II Fund Value	Combined Pro-Forma High-Yield II Fund Value

1,000,000	250,000	1,250,000		Dynegy Holdings, Inc	8.375	05/01/16	B2	1,017,500	254,375	1,271,875
2,175,000	350,000	2,525,000	g	Edison Mission Energy	7.500	06/15/13	B1	2,196,750	353,500	2,550,250
2,840,000	560,000	3,400,000	g	El Paso Performance-Linked Trust	7.750	07/15/11	B2	2,918,100	575,400	3,493,500
1,000,000	—	1,000,000		General Cable Corp	9.500	11/15/10	B2	1,070,000	—	1,070,000
1,250,000	250,000	1,500,000		Inergy LP	8.250	03/01/16	B1	1,293,750	258,750	1,552,500
2,479,385	495,877	2,975,262		Midwest Generation LLC	8.300	07/02/09	Ba2	2,528,973	505,795	3,034,768
2,690,000	500,000	3,190,000		Mirant North America LLC	7.375	12/31/13	B2	2,693,362	500,625	3,193,987
1,340,296	—	1,340,296	i,v	NRG Energy, Inc	4.645	02/01/13	Ba1	1,346,161	—	1,346,161
306,344	—	306,344	i,v	NRG Energy, Inc	4.645	02/01/13	Ba1	307,493	—	307,493
2,000,000	500,000	2,500,000		NRG Energy, Inc	7.375	02/01/16	B1	1,987,500	496,875	2,484,375
250,000	—	250,000		Orion Power Holdings, Inc	12.000	05/01/10	B2	283,125	—	283,125
1,500,000	125,000	1,625,000		Reliant Energy, Inc	9.500	07/15/13	B2	1,556,250	129,687	1,685,937
700,000	375,000	1,075,000		Reliant Energy, Inc	6.750	12/15/14	B2	665,875	356,719	1,022,594
2,000,000	500,000	2,500,000		Sierra Pacific Resources	8.625	03/15/14	B1	2,159,434	539,858	2,699,292
1,000,000	250,000	1,250,000		Southern Natural Gas Co	8.000	03/01/32	Ba1	1,105,629	276,407	1,382,036
1,000,000	125,000	1,125,000		Williams Cos, Inc	8.125	03/15/12	Ba2	1,067,500	133,438	1,200,938
1,000,000	250,000	1,250,000		Williams Cos, Inc	7.750	06/15/31	Ba2	1,000,000	250,000	1,250,000

				TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				33,071,872	6,393,938	39,465,810

			ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.94%
1,905,000	335,000	2,240,000		L-3 Communications Corp	7.625	06/15/12	Ba3	1,962,150	345,050	2,307,200
710,000	135,000	845,000	g	Nortel Networks Ltd	10.125	07/15/13	B3	749,050	142,425	891,475

				TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				2,711,200	487,475	3,198,675

			FABRICATED METAL PRODUCTS - 0.81%
1,000,000	250,000	1,250,000		Ball Corp	6.875	12/15/12	Ba2	1,007,500	251,875	1,259,375
1,250,000	—	1,250,000	g	Crown Americas LLC and Crown Americas Capital Corp	7.625	11/15/13	B1	1,265,625	—	1,265,625
—	250,000	250,000		Crown Americas LLC and Crown Americas Capital Corp	7.750	11/15/15	B1	—	253,125	253,125

				TOTAL FABRICATED METAL PRODUCTS				2,273,125	505,000	2,778,125

			FOOD AND KINDRED PRODUCTS - 0.85%
1,171,000	231,000	1,402,000		Constellation Brands, Inc	7.250	09/01/16	Ba2	1,184,174	233,599	1,417,773
500,000	—	500,000		Del Monte Corp	8.625	12/15/12	B2	524,375	—	524,375
750,000	250,000	1,000,000		Del Monte Corp	6.750	02/15/15	B2	723,750	241,250	965,000

				TOTAL FOOD AND KINDRED PRODUCTS				2,432,299	474,849	2,907,148

			FOOD STORES - 2.04%
3,983,000	875,000	4,858,000		Stater Brothers Holdings	8.125	06/15/12	B1	4,002,915	879,375	4,882,290
1,700,000	250,000	1,950,000		Delhaize America, Inc	8.125	04/15/11	Ba1	1,824,590	268,322	2,092,912

				TOTAL FOOD STORES				5,827,505	1,147,697	6,975,202

			FURNITURE AND HOMEFURNISHINGS STORES - 1.03%
2,800,000	600,000	3,400,000		GSC Holdings Corp	8.000	10/01/12	B1	2,884,000	618,000	3,502,000

				TOTAL FURNITURE AND HOMEFURNISHINGS STORES				2,884,000	618,000	3,502,000

			GENERAL BUILDING CONTRACTORS - 1.20%
1,000,000	250,000	1,250,000		Beazer Homes USA, Inc	8.375	04/15/12	Ba1	995,000	248,750	1,243,750
1,250,000	250,000	1,500,000		K Hovnanian Enterprises, Inc	8.000	04/01/12	Ba1	1,231,250	246,250	1,477,500
250,000	—	250,000		KB Home	8.625	12/15/08	Ba2	256,218	—	256,218
500,000	—	500,000		KB Home	6.375	08/15/11	Ba1	483,088	—	483,088
820,000	—	820,000		Stanley-Martin Communities LLC	9.750	08/15/15	B3	649,850	—	649,850

				TOTAL GENERAL BUILDING CONTRACTORS				3,615,406	495,000	4,110,406

			HEALTH SERVICES - 2.16%
1,000,000	250,000	1,250,000		DaVita, Inc	6.625	03/15/13	B2	976,250	244,063	1,220,313
1,500,000	250,000	1,750,000		DaVita, Inc	7.250	03/15/15	B3	1,473,750	245,625	1,719,375

3

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail High-Yield Fund Principal	Institutional High-Yield II Fund Principal	Combined Pro-Forma High-Yield II Fund Principal		ISSUER	RATE	MATURITY DATE	RATING+	Retail High-Yield Fund Value	Institutional High-Yield II Fund Value	Combined Pro-Forma High-Yield II Fund Value

1,000,000	350,000	1,350,000		HCA, Inc	7.875	02/01/11	Ba2	956,250	334,687	1,290,937
1,000,000	350,000	1,350,000		HCA, Inc	6.300	10/01/12	Ba2	846,250	296,187	1,142,437
1,650,000	—	1,650,000		HCA, Inc	6.500	02/15/16	Ba2	1,320,000	—	1,320,000
750,000	150,000	900,000		HCA, Inc	7.500	11/06/33	Ba2	585,000	117,000	702,000

				TOTAL HEALTH SERVICES				6,157,500	1,237,562	7,395,062

			HOLDING AND OTHER INVESTMENT OFFICES - 1.73%
2,000,000	500,000	2,500,000		Sungard Data Systems, Inc	9.125	08/15/13	Caa1	2,070,000	517,500	2,587,500
2,690,000	550,000	3,240,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	2,770,700	566,500	3,337,200

				TOTAL HOLDING AND OTHER INVESTMENT OFFICES				4,840,700	1,084,000	5,924,700

			HOTELS AND OTHER LODGING PLACES - 1.62%
750,000	300,000	1,050,000		MGM Mirage	8.500	09/15/10	Ba2	797,813	319,125	1,116,938
2,750,000	500,000	3,250,000		MGM Mirage	6.750	09/01/12	Ba2	2,712,187	493,125	3,205,312
1,000,000	—	1,000,000		Station Casinos, Inc	6.000	04/01/12	Ba2	965,000	—	965,000
—	250,000	250,000		Station Casinos, Inc	6.875	03/01/16	Ba3	—	234,375	234,375

				TOTAL HOTELS AND OTHER LODGING PLACES				4,475,000	1,046,625	5,521,625

			INDUSTRIAL MACHINERY AND EQUIPMENT - 1.22%
1,450,000	250,000	1,700,000		Case New Holland, Inc	9.250	08/01/11	Ba3	1,537,000	265,000	1,802,000
2,000,000	475,000	2,475,000		Scientific Games Corp	6.250	12/15/12	Ba3	1,925,000	457,188	2,382,188

				TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				3,462,000	722,188	4,184,188

			INSTRUMENTS AND RELATED PRODUCTS - 1.04%
1,250,000	250,000	1,500,000		Fisher Scientific International, Inc	6.750	08/15/14	Ba2	1,271,875	254,375	1,526,250
500,000	—	500,000		Xerox Corp	9.750	01/15/09	Ba1	541,250	—	541,250
1,150,000	—	1,150,000		Xerox Corp	6.875	08/15/11	Ba1	1,184,500	—	1,184,500
—	300,000	300,000		Xerox Corp	7.625	06/15/13	Ba1	—	315,000	315,000

				TOTAL INSTRUMENTS AND RELATED PRODUCTS				2,997,625	569,375	3,567,000

			JUSTICE, PUBLIC ORDER AND SAFETY - 0.59%
1,500,000	250,000	1,750,000		Corrections Corp of America	6.250	03/15/13	Ba3	1,470,000	245,000	1,715,000
—	300,000	300,000		Corrections Corp of America	6.750	01/31/14	Ba3	—	300,000	300,000

				TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				1,470,000	545,000	2,015,000

			LEGAL SERVICES - 0.77%
2,177,000	437,000	2,614,000	g	FTI Consulting, Inc	7.750	10/01/16	Ba2	2,198,770	441,370	2,640,140

				TOTAL LEGAL SERVICES				2,198,770	441,370	2,640,140

			MISCELLANEOUS RETAIL - 2.42%
1,250,000	250,000	1,500,000		AmeriGas Partners Lp	7.125	05/20/16	B1	1,231,250	246,250	1,477,500
1,000,000	250,000	1,250,000		Couche-Tard US Lp	7.500	12/15/13	Ba2	1,015,000	253,750	1,268,750
944,000	250,000	1,194,000		FTD, Inc	7.750	02/15/14	B3	929,840	246,250	1,176,090
1,000,000	250,000	1,250,000		Rite Aid Corp	7.500	01/15/15	B2	947,500	236,875	1,184,375
2,450,000	525,000	2,975,000	g	Stripes Acquisition LLC	10.625	12/15/13	B2	2,609,250	559,125	3,168,375

				TOTAL MISCELLANEOUS RETAIL				6,732,840	1,542,250	8,275,090

			NONDEPOSITORY INSTITUTIONS - 4.09%
1,250,000	225,000	1,475,000		Ford Motor Credit Co	5.700	01/15/10	B1	1,154,809	207,866	1,362,675
1,300,000	250,000	1,550,000		Ford Motor Credit Co	7.875	06/15/10	B1	1,266,041	243,470	1,509,511
980,000	250,000	1,230,000	g	Ford Motor Credit Co	9.750	09/15/10	B1	1,011,825	258,118	1,269,943
710,000	140,000	850,000		Ford Motor Credit Co	9.875	08/10/11	B1	734,717	144,874	879,591
1,250,000	250,000	1,500,000		Ford Motor Credit Co	7.000	10/01/13	B1	1,159,798	231,960	1,391,758
830,000	—	830,000		General Motors Acceptance Corp	6.150	04/05/07	Ba1	829,054	—	829,054
800,000	500,000	1,300,000		General Motors Acceptance Corp	6.125	08/28/07	Ba1	798,860	499,287	1,298,147
1,450,000	200,000	1,650,000		General Motors Acceptance Corp	5.625	05/15/09	Ba1	1,413,998	195,034	1,609,032

4

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail High-Yield Fund Principal	Institutional High-Yield II Fund Principal	Combined Pro-Forma High-Yield II Fund Principal		ISSUER	RATE	MATURITY DATE	RATING+	Retail High-Yield Fund Value	Institutional High-Yield II Fund Value	Combined Pro-Forma High-Yield II Fund Value

710,000	140,000	850,000		General Motors Acceptance Corp	7.750	01/19/10	Ba1	727,497	143,450	870,947
1,600,000	250,000	1,850,000		General Motors Acceptance Corp	7.250	03/02/11	Ba1	1,609,147	251,429	1,860,576
885,000	150,000	1,035,000		General Motors Acceptance Corp	8.000	11/01/31	Ba1	925,339	156,837	1,082,176

				TOTAL NONDEPOSITORY INSTITUTIONS				11,631,085	2,332,325	13,963,410

			OIL AND GAS EXTRACTION - 4.58%
1,060,000	205,000	1,265,000		Chesapeake Energy Corp	7.625	07/15/13	Ba2	1,082,525	209,356	1,291,881
750,000	—	750,000		Chesapeake Energy Corp	7.500	09/15/13	Ba2	761,250	—	761,250
2,000,000	500,000	2,500,000		Chesapeake Energy Corp	7.750	01/15/15	Ba2	2,040,000	510,000	2,550,000
2,500,000	500,000	3,000,000		Chesapeake Energy Corp	6.875	11/15/20	Ba2	2,362,500	472,500	2,835,000
1,080,000	180,000	1,260,000		Denbury Resources, Inc	7.500	04/01/13	B1	1,080,000	180,000	1,260,000
1,450,000	—	1,450,000		Encore Acquisition Co	6.000	07/15/15	B1	1,326,750	—	1,326,750
425,000	250,000	675,000		Encore Acquisition Co	7.250	12/01/17	B1	409,063	240,625	649,688
1,000,000	250,000	1,250,000		Hanover Compressor Co	9.000	06/01/14	B2	1,060,000	265,000	1,325,000
649,000	—	649,000		Magnum Hunter Resources, Inc	9.600	03/15/12	B1	686,317	—	686,317
1,440,000	260,000	1,700,000	g	Pogo Producing Co	7.875	05/01/13	B1	1,467,000	264,875	1,731,875
1,030,000	203,000	1,233,000		Range Resources Corp	7.500	05/15/16	B1	1,035,150	204,015	1,239,165

				TOTAL OIL AND GAS EXTRACTION				13,310,555	2,346,371	15,656,926

			PAPER AND ALLIED PRODUCTS - 5.81%
1,929,000	400,000	2,329,000		Abitibi-Consolidated, Inc	8.550	08/01/10	B2	1,914,533	397,000	2,311,533
850,000	150,000	1,000,000		Abitibi-Consolidated, Inc	6.000	06/20/13	B2	690,625	121,875	812,500
710,000	140,000	850,000		Bowater, Inc	9.000	08/01/09	B2	734,850	144,900	879,750
888,000	156,000	1,044,000		Bowater, Inc	6.500	06/15/13	B2	788,100	138,450	926,550
1,421,000	273,000	1,694,000		Caraustar Industries, Inc	7.375	06/01/09	B3	1,335,740	256,620	1,592,360
3,355,000	780,000	4,135,000		Cenveo Corp	7.875	12/01/13	B3	3,178,862	739,050	3,917,912
810,000	250,000	1,060,000		Domtar, Inc	7.125	08/15/15	B2	753,300	232,500	985,800
820,000	250,000	1,070,000		Georgia-Pacific Corp	8.125	05/15/11	B2	840,500	256,250	1,096,750
2,500,000	500,000	3,000,000		Graphic Packaging International Corp	8.500	08/15/11	B2	2,556,250	511,250	3,067,500
2,005,000	500,000	2,505,000		Greif, Inc	8.875	08/01/12	Ba3	2,095,225	522,500	2,617,725
1,450,000	250,000	1,700,000		Jefferson Smurfit Corp US	8.250	10/01/12	B2	1,388,375	239,375	1,627,750

				TOTAL PAPER AND ALLIED PRODUCTS				16,276,360	3,559,770	19,836,130

			PERSONAL SERVICES - 0.64%
1,900,000	250,000	2,150,000		Mac-Gray Corp	7.625	08/15/15	B2	1,938,000	255,000	2,193,000

				TOTAL PERSONAL SERVICES				1,938,000	255,000	2,193,000

			PETROLEUM AND COAL PRODUCTS - 1.90%
2,500,000	500,000	3,000,000		Equistar Chemicals Lp	8.750	02/15/09	B1	2,587,500	517,500	3,105,000
2,100,000	420,000	2,520,000		Lyondell Chemical Co	8.000	09/15/14	B1	2,126,250	425,250	2,551,500
710,000	140,000	850,000	g	Tesoro Corp	6.250	11/01/12	Ba1	684,262	134,925	819,187

				TOTAL PETROLEUM AND COAL PRODUCTS				5,398,012	1,077,675	6,475,687

			PRIMARY METAL INDUSTRIES - 1.17%
3,050,000	700,000	3,750,000	g	Novelis, Inc	8.250	02/15/15	B3	2,897,500	665,000	3,562,500
421,000	—	421,000		United States Steel Corp	9.750	05/15/10	Ba1	449,417	—	449,417

				TOTAL PRIMARY METAL INDUSTRIES				3,346,917	665,000	4,011,917

			PRINTING AND PUBLISHING - 3.83%
1,080,000	195,000	1,275,000	g,o	AAC Group Holding Corp	12.750	10/01/12	Caa1	1,128,600	203,775	1,332,375
1,200,000	300,000	1,500,000		American Achievement Corp	8.250	04/01/12	B1	1,212,000	303,000	1,515,000
720,000	120,000	840,000		Morris Publishing Group LLC	7.000	08/01/13	B1	680,400	113,400	793,800
1,000,000	250,000	1,250,000		Primedia, Inc	8.875	05/15/11	B2	977,500	244,375	1,221,875
2,128,000	625,000	2,753,000	g	Quebecor World Capital Corp	8.750	03/15/16	B1	2,048,200	601,562	2,649,762
3,060,000	760,000	3,820,000		RH Donnelley Corp	8.875	01/15/16	B3	3,067,650	761,900	3,829,550
1,500,000	250,000	1,750,000		Visant Corp	7.625	10/01/12	B2	1,507,500	251,250	1,758,750

5

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail High-Yield Fund Principal	Institutional High-Yield II Fund Principal	Combined Pro-Forma High-Yield II Fund Principal		ISSUER	RATE	MATURITY DATE	RATING+	Retail High-Yield Fund Value	Institutional High-Yield II Fund Value	Combined Pro-Forma High-Yield II Fund Value

				TOTAL PRINTING AND PUBLISHING				10,621,850	2,479,262	13,101,112

			RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.37%
1,220,000	260,000	1,480,000		Solo Cup Co	8.500	02/15/14	Caa2	1,053,775	224,575	1,278,350

				TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				1,053,775	224,575	1,278,350

			SECURITY AND COMMODITY BROKERS - 0.30%
800,000	200,000	1,000,000		E*Trade Financial Corp	7.375	09/15/13	Ba2	818,000	204,500	1,022,500

				TOTAL SECURITY AND COMMODITY BROKERS				818,000	204,500	1,022,500

			SOCIAL SERVICES - 0.65%
1,860,000	500,000	2,360,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	B2	1,739,100	467,500	2,206,600

				TOTAL SOCIAL SERVICES				1,739,100	467,500	2,206,600

			STONE, CLAY, AND GLASS PRODUCTS - 0.99%
1,000,000	—	1,000,000		Owens Brockway Glass Container, Inc	8.875	02/15/09	Ba2	1,027,500		1,027,500
1,250,000	—	1,250,000		Owens Brockway Glass Container, Inc	7.750	05/15/11	Ba2	1,284,375		1,284,375
500,000	500,000	1,000,000		Owens Brockway Glass Container, Inc	8.750	11/15/12	Ba2	527,500	527,500	1,055,000

				TOTAL STONE, CLAY, AND GLASS PRODUCTS				2,839,375	527,500	3,366,875

			TRANSPORTATION EQUIPMENT - 3.11%
1,000,000	150,000	1,150,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	952,500	142,875	1,095,375
2,000,000	300,000	2,300,000		Ford Motor Co	6.625	10/01/28	B3	1,492,500	223,875	1,716,375
1,420,000	280,000	1,700,000		Ford Motor Co	7.450	07/16/31	B3	1,096,950	216,300	1,313,250
700,000	100,000	800,000		General Motors Corp	7.200	01/15/11	Caa1	644,875	92,125	737,000
1,100,000	200,000	1,300,000		General Motors Corp	7.700	04/15/16	Caa1	958,375	174,250	1,132,625
800,000	100,000	900,000		General Motors Corp	8.800	03/01/21	Caa1	708,000	88,500	796,500
2,250,000	500,000	2,750,000		General Motors Corp	8.375	07/15/33	Caa1	1,946,250	432,500	2,378,750
1,000,000	375,000	1,375,000		Sequa Corp	9.000	08/01/09	B2	1,061,250	397,969	1,459,219

				TOTAL TRANSPORTATION EQUIPMENT				8,860,700	1,768,394	10,629,094

			TRANSPORTATION SERVICES - 0.59%
1,850,000	250,000	2,100,000		United Rentals North America, Inc	6.500	02/15/12	B1	1,785,250	241,250	2,026,500

				TOTAL TRANSPORTATION SERVICES				1,785,250	241,250	2,026,500

			WATER TRANSPORTATION - 0.85%
2,500,000	375,000	2,875,000		Gulfmark Offshore, Inc	7.750	07/15/14	B1	2,512,500	376,875	2,889,375

				TOTAL WATER TRANSPORTATION				2,512,500	376,875	2,889,375

			WHOLESALE TRADE-DURABLE GOODS - 3.20%
1,420,000	270,000	1,690,000	g	Baker & Taylor, Inc	11.500	07/01/13	B2	1,398,700	265,950	1,664,650
750,000	250,000	1,000,000		Russel Metals, Inc	6.375	03/01/14	Ba2	708,750	236,250	945,000
2,500,000	400,000	2,900,000		IKON Office Solutions, Inc	7.750	09/15/15	Ba3	2,568,750	411,000	2,979,750
1,273,000	231,000	1,504,000		Interline Brands, Inc	8.125	06/15/14	B3	1,288,912	233,887	1,522,799
3,250,000	600,000	3,850,000		Ryerson, Inc	8.250	12/15/11	B3	3,217,500	594,000	3,811,500

				TOTAL WHOLESALE TRADE-DURABLE GOODS				9,182,612	1,741,087	10,923,699

				TOTAL CORPORATE BONDS				267,394,484	55,133,105	322,527,589

				(Cost $322,128,152)

SHARES

			WARRANTS - 0.00%**
			AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.00%**
500	—	500		Travelcenters Of America, Inc (Expires 05/01/09)				1,500	—	1,500
1,500	—	1,500		Travelcenters Of America, Inc (Expires 05/01/09)				4,500	—	4,500

6

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail High-Yield Fund Principal	Institutional High-Yield II Fund Principal	Combined Pro-Forma High-Yield II Fund Principal		ISSUER	RATE	MATURITY DATE	RATING+	Retail High-Yield Fund Value	Institutional High-Yield II Fund Value	Combined Pro-Forma High-Yield II Fund Value

				TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				6,000	—	6,000

			HOLDING AND OTHER INVESTMENT OFFICES - 0.00%**
1,500	—	1,500	v	Advanstar Holdings Corp (Expires 10/15/11)				15		15

				TOTAL HOLDING AND OTHER INVESTMENT OFFICES				15	—	15

			PAPER AND ALLIED PRODUCTS - 0.00%**
250	—	250	v	Pliant Corp (Expires 06/01/10)				3		3

				TOTAL PAPER AND ALLIED PRODUCTS				3	—	3

				TOTAL WARRANTS				6,018	—	6,018

				(Cost $162,890)

PRINCIPAL

			SHORT-TERM INVESTMENTS - 4.13%
			U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 4.13%
$7,140,000	$6,960,000	$14,100,000		Federal Home Loan Bank (FHLB)	4.750	10/02/06		7,140,000	6,960,000	14,100,000

				TOTAL SHORT-TERM INVESTMENTS				7,140,000	6,960,000	14,100,000

				(Cost $14,098,140)

				TOTAL PORTFOLIO - 98.52%				274,540,502	62,093,105	336,633,607
				(Cost $336,389,182)

				OTHER ASSETS & LIABILITIES, NET - 1.48%				4,234,262	823,853	5,058,115

				NET ASSETS - 100.00%				$278,774,764	$62,916,958	$341,691,722

			**	Represents less than 0.01%

			+	As provide by Moody’s Investor Service (Unaudited)

			g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

				At September 30, 2006, the value of these securities amounted to $61,844,495 or 18.10% of net assets.

			i	Floating rate or variable rate securities reflects the rate at September 30, 2006.

			o	Payment-in-kind security.

			v	Security valued at fair value.

				ABBREVIATION:
				NR - Not Rated

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

7

Retail High Yield Bond Fund / Institutional High Yield Bond Fund II
Pro Forma Combining Statement of Assets & Liabilities (unaudited)
September 30, 2006

	Retail High Yield Bond Fund	Institutional High Yield Bond Fund II	Adjustments to Pro Forma	Institutional High Yield Bond Fund II (new) Pro Forma (Combined)

ASSETS
Portfolio investments, at value	$274,540,502	$62,093,105	$—	$336,633,607
Cash	3,082	4,558	—	7,640
Receivable for securities transactions	10,113,247	498,406	—	10,611,653
Receivable from Fund shares sold	866,386	30,673	—	897,059
Dividends and interest receivable	5,577,056	1,129,341	—	6,706,397
Due from investment advisor	—	117,541	—	117,541

Total assets	291,100,273	63,873,624	—	354,973,897

LIABILITIES
Management fees payable	77,722	16,586	—	94,308
Service agreement fees payable	—	454	—	454
Due to affiliates	7,164	58,153	—	65,317
Payable for securities transactions	11,860,261	881,006	—	12,741,267
Payable for Fund shares redeemed	380,362	467	—	380,829

Total liabilities	12,325,509	956,666	—	13,282,175

Net Assets	$278,774,764	$62,916,958	$—	$341,691,722

Net Assets by Class:
Retirement Class	$—	$6,620,207	$—	$6,620,207
Institutional Class	$—	$53,478,077	$142,203,007	$195,681,084
Retail Class	$278,774,764	$2,818,674	$(142,203,007)	$139,390,431

	$278,774,764	$62,916,958	$—	$341,691,722

Shares Outstanding by Class:
Retirement Class	—	667,220	62,257	729,477
Institutional Class	—	5,393,059	16,168,924	21,561,983
Retail Class	30,718,027	283,501	(15,642,179)	15,359,349

	30,718,027	6,343,780	589,002	37,650,809

Net Asset Value per Share by Class:
Retirement Class	$—	$9.92	$—	$9.08
Institutional Class	$—	$9.92	$—	$9.08
Retail Class	$9.08	$9.94	$—	$9.08

Retail High Yield Bond Fund / Institutional High Yield Bond Fund II
Pro Forma Combining Statement of Operations (unaudited)
Six Month Period Ending September 30, 2006

	Retail High Yield Bond Fund	Institutional High Yield Bond Fund II	Adjustments to Pro Forma	Institutional High Yield Bond Fund II (new) Pro Forma (Combined)

Investment Income:
Interest	$11,015,532	$2,016,334	$—	$13,031,866

Total Income	11,015,532	2,016,334	—	13,031,866

Expenses
Investment management fees	$476,246	$93,229	$14,004	$583,479
Service Agreement Fees - Retirement Class	—	1,325	—	1,325
Distribution fees - Retail Class	—	235	172,966	173,201
Custody fees	—	3,648	3,081	6,729
Audit fees	—	31,667	—	31,667
Registration fees - Retirement Class	—	22,010	(22,010)	—
Registration fees - Institutional Class	—	23,473	(23,473)	—
Registration fees - Retail Class	—	21,978	(21,978)	—
Registration fees	—	—	17,500	17,500
Trustee fees and expenses	1,280	3,194	(1,280)	3,194
Fund administration fees	—	15,121	—	15,121
Transfer Agency fees and expenses - Retirement Class	—	435		435
Transfer Agency fees and expenses - Institutional Class	—	473		473
Transfer Agency fees and expenses - Retail Class	—	416	65,750	66,166
Report printing and mailing fees - Retirement Class	—	1,267	(1,267)	—
Report printing and mailing fees - Institutional Class	—	1,310	(1,310)	—
Report printing and mailing fees - Retail Class	—	1,398	(1,398)	—
Report printing and mailing fees	—	—	28,462	28,462
Legal fees	—	5,172	—	5,172
Interest	10,350	211	(10,350)	211

Total expenses before expense reimbursement	487,876	226,562	218,697	933,135
Less expenses reimbursed by the investment advisor	—	(117,541)	83,607	(33,934)
Fees waived the investment advisor and TPIS		(235)	(172,966)	(173,201)

Net expenses	487,876	108,786	129,338	726,000

Net investment income	10,527,656	1,907,548	(129,338)	12,305,866

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from:
Security transactions	(99,750)	(203,924)	—	(303,674)

Net realized gain/(loss) on investments	(99,750)	(203,924)	—	(303,674)

Change in unrealized appreciation/(depreciation) on:

Securities	(1,198,033)	(136,641)	—	(1,334,674)

Net change in unrealized appreciation/ (depreciation) of investments	(1,198,033)	(136,641)	—	(1,334,674)

Net realized and unrealized gain/(loss) on investments	(1,297,783)	(340,565)	—	(1,638,348)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$9,229,873	$1,566,983	$(129,338)	10,677,518

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

RETAIL TAX-EXEMPT BOND FUND / INSTITUTIONAL TAX-EXEMPT BOND FUND II
PRO-FORMA COMBINING SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2006

Retail Tax-Exempt Bond Fund Shares	Institutional Tax-Exempt Bond II Fund Shares	Combined Pro-Forma Tax-Exempt Bond II Fund Shares		ISSUER	RATE	MATURITY DATE	RATING+	Retail Tax-Exempt Bond Fund Value	Institutional Tax-Exempt Bond II Fund Value	Combined Pro-Forma Tax-Exempt Bond II Fund Value

				LONG-TERM MUNICIPAL BONDS - 98.94%
				ALASKA - 1.04%
	$1,460,000	$1,460,000		Alaska Railroad Corp	5.250%	8/1/2016	Aaa	—	$1,625,812	$1,625,812
	1,000,000	1,000,000		Northern TOB Securitization Corp	4.625	6/1/2023	Baa3	—	991,240	991,240

				TOTAL ALASKA				—	2,617,052	2,617,052

				ALABAMA -1.14%
$440,000		440,000	a	Birmingham Industrial Water Board, ETM	6.000	7/1/2007	NR	$448,540	—	448,540
2,300,000		2,300,000		Courtland IDB, International Paper Project, Series 2003A	5.000	11/1/2013	Baa3	2,412,976	—	2,412,976

				TOTAL ALABAMA				2,861,516	—	2,861,516

				ARIZONA - 3.65%
1,000,000		1,000,000		Arizona Health Facilities Authority	6.375	12/1/2037	NR	1,154,630	—	1,154,630
650,000		650,000		Arizona State Transportation Board, Grant Anticipation Note	5.000	7/1/2014	Aa3	705,484	—	705,484
1,535,000		1,535,000		Arizona Water Infrastructure Finance Authority, Water Quality	5.000	10/1/2016	Aaa	1,692,322	—	1,692,322
2,045,000		2,045,000		Greater Arizona Development Authority	5.000	8/1/2014	Aaa	2,224,081	—	2,224,081
1,310,000		1,310,000		Tucson AZ, COP	5.250	7/1/2014	Aaa	1,441,013	—	1,441,013
	1,820,000	1,820,000		University of Arizona	5.000	6/1/2013	Aaa	—	1,957,301	1,957,301

				TOTAL ARIZONA				7,217,530	1,957,301	9,174,831

				ARKANSAS-2.02%
1,260,000		1,260,000		Arkansas Development Finance Authority	5.000	11/1/2014	NR	1,365,172	—	1,365,172
1,750,000		1,750,000		Arkansas Development Finance Authority, Waste Water Rev, Series 2001-A	5.500	12/1/2018	NR	1,995,262	—	1,995,262
345,000		345,000		Arkansas Housing Development Agency, ETM	8.375	7/1/2010	NR	377,251	—	377,251
340,000		340,000	a	Jefferson County Health Care & Residential Facilities Board, ETM	7.250	12/1/2010	NR	378,553	—	378,553
820,000		820,000		North Little Rock	6.500	7/1/2015	Aaa	950,560	—	950,560

				TOTAL ARKANSAS				5,066,798	—	5,066,798

				CALIFORNIA - 2.74%
	1,225,000	1,225,000		California State GO	5.250	11/1/2018	A1	—	1,331,085	1,331,085
500,000		500,000		California State GO	5.250	12/1/2012	A1	542,880	—	542,880
550,000	500,000	1,050,000		California State GO	5.000	9/1/2016	A1	600,727	546,115	1,146,842
3,185,000		3,185,000		California State Department of Water Resources	5.500	5/1/2012	A1	3,469,643	—	3,469,643
	345,000	345,000	*	California Statewide Communities Development Authority Mandatory Put 10/01/16	4.250	11/1/2033	Aaa	—	355,554	355,554
45,000		45,000	*	Delta Counties Home Mortgage Finance Authority, AMT	6.700	6/1/2024	Aaa	45,144	—	45,144

				TOTAL CALIFORNIA				4,658,394	2,232,754	6,891,148

				COLORADO - 0.44%
1,065,000		1,065,000		Colorado Health Facilities Authority	5.250	10/1/2026	Aaa	1,100,763	—	1,100,763

				TOTAL COLORADO				1,100,763	—	1,100,763

				CONNECTICUT - 0.60%
1,240,000		1,240,000		Connecticut Municipal Electric Energy Cooperative, ETM	7.000	1/1/2015	Aaa	1,510,184	—	1,510,184

				TOTAL CONNECTICUT				1,510,184	—	1,510,184

				DISTRICT OF COLUMBIA - 0.56%
	1,000,000	1,000,000		District of Columbia, COP	5.250	1/1/2014	Aaa	—	1,090,320	1,090,320
300,000		300,000		District of Columbia, Hospital Rev Midlantic, ETM	6.000	8/15/2010	Aaa	326,418	—	326,418

				TOTAL DISTRICT OF COLUMBIA				326,418	1,090,320	1,416,738

				FLORIDA - 8.53%
2,000,000		2,000,000		Broward County School Board, COP	5.250	7/1/2016	Aaa	2,216,960	—	2,216,960
1,500,000		1,500,000		Broward County School Board, COP	5.250	7/1/2015	Aaa	1,654,530	—	1,654,530
	1,150,000	1,150,000		Charlotte County Florida Utility Revenue	5.000	10/1/2014	Aaa	—	1,253,443	1,253,443
1,600,000		1,600,000	*	First Florida Governmental Financing Commission, Series 2001B	5.500	7/1/2015	Aaa	1,800,608	—	1,800,608

1

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Tax-Exempt Bond Fund Shares	Institutional Tax-Exempt Bond II Fund Shares	Combined Pro-Forma Tax-Exempt Bond II Fund Shares		ISSUER	RATE	MATURITY DATE	RATING+	Retail Tax-Exempt Bond Fund Value	Institutional Tax-Exempt Bond II Fund Value	Combined Pro-Forma Tax-Exempt Bond II Fund Value

725,000		725,000		Florida State Board of Education, Lottery Rev	5.000	7/1/2018	Aaa	776,975	—	776,975
	2,000,000	2,000,000		Florida State Board of Education Lottery Revenue	5.000	7/1/2014	Aaa	—	2,174,920	2,174,920
	2,000,000	2,000,000		Hillsborough County School Board, COP	5.500	7/1/2013	Aaa	—	2,205,420	2,205,420
2,000,000		2,000,000		Lake County School Board, COP	5.250	6/1/2017	Aaa	2,227,980	—	2,227,980
1,925,000		1,925,000		Lake County School Board, COP	5.250	6/1/2018	Aaa	2,151,168	—	2,151,168
	1,440,000	1,440,000	a	Orange County Health Facilities Authority, ETM	6.250	10/1/2010	Aaa	—	1,584,072	1,584,072
	100,000	100,000	a	Orange County Health Facilities Authority Revenue, ETM	5.700	10/1/2012	Aaa	—	110,432	110,432
1,000,000		1,000,000		Palm Beach County Solid Waste Authority, Series 1997-A	6.000	10/1/2010	Aaa	1,086,550	—	1,086,550
1,000,000		1,000,000		Pinellas County Health Facility Authority, Baycare	5.500	11/15/2033	Aa3	1,103,470	—	1,103,470
	1,025,000	1,025,000		Polk County Transportation Revenue, Tender 12/01/10	5.000	12/1/2025	Aaa	—	1,075,471	1,075,471

				TOTAL FLORIDA				13,018,241	8,403,758	21,421,999

				GEORGIA - 1.49%
1,015,000		1,015,000		Atlanta, GA, Water & Wastewater, Series 1999-A	5.500	11/1/2014	Aaa	1,130,253	—	1,130,253
1,055,000	1,350,000	2,405,000		Georgia State GO	5.000	7/1/2013	Aaa	1,143,968	1,463,846	2,607,814

				TOTAL GEORGIA				2,274,221	1,463,846	3,738,067

				ILLINOIS - 2.84%
730,000		730,000		Chicago Metropolitan Water Reclamation District-Greater Chicago, ETM	7.000	1/1/2011	Aaa	801,708	—	801,708
860,000		860,000		Cook County Community Consolidated School District No 64	5.500	12/1/2014	Aaa	962,968	—	962,968
1,185,000		1,185,000		Kendall-Grundy Etc Counties High School District No 308	5.000	10/1/2014	Aaa	1,286,471	—	1,286,471
1,000,000		1,000,000		Madison County Community Unit School District No 7-Edwardsville, ETM	5.850	2/1/2013	Aaa	1,099,800	—	1,099,800
1,255,000		1,255,000		Madison-Bond Etc Counties Community Unit School District No 5	5.000	2/1/2019	Aaa	1,367,172	—	1,367,172
1,460,000		1,460,000		Metropolitan Pier & Exposition Authority	5.375	6/1/2013	Aaa	1,606,701	—	1,606,701

				TOTAL ILLINOIS				7,124,820	—	7,124,820

				INDIANA - 4.95%
1,365,000		1,365,000		Anderson School Building Corp, First Mortgage, ETM	5.250	7/15/2014	Aaa	1,486,567	—	1,486,567
1,340,000		1,340,000		Benton School Improvement Building Corp	5.000	7/15/2015	NR	1,460,064	—	1,460,064
1,200,000		1,200,000		Center Grove School Building Corp	5.000	7/15/2014	Aaa	1,300,344	—	1,300,344
1,000,000		1,000,000		Griffith Multi-School Building Corp	5.000	7/15/2015	Aaa	1,089,600	—	1,089,600
	1,620,000	1,620,000		Hammond Multi-School Building Corp, First Mortgage	5.000	7/15/2017	Aaa	—	1,778,517	1,778,517
	900,000	900,000		Indiana State Finance Authority Revenue	5.000	2/1/2015	Aaa	—	980,433	980,433
2,000,000		2,000,000		New Albany Floyd County School Building Corp, First Mortgage	5.000	7/15/2015	NR	2,179,200	—	2,179,200
2,000,000		2,000,000		South Madison Elementary School Building Corp, First Mortgage	5.000	7/15/2015	Aaa	2,158,840	—	2,158,840

				TOTAL INDIANA				9,674,615	2,758,950	12,433,565

				KENTUCKY - 0.75%
1,775,000		1,775,000	a	Kentucky Turnpike Authority, Toll Rev, ETM	6.000	7/1/2011	Aaa	1,884,908	—	1,884,908

				TOTAL KENTUCKY				1,884,908	—	1,884,908

				LOUISIANA - 2.51%
2,235,000		2,235,000		Desoto Parish, PCR, International Paper, Series 2002A	5.000	10/1/2012	Baa3	2,333,653	—	2,333,653
650,000	1,000,000	1,650,000		Louisiana State GO	5.000	7/15/2015	Aaa	703,196	1,081,840	1,785,036
2,000,000		2,000,000		Louisiana State GO	5.000	5/1/2016	Aaa	2,177,660	—	2,177,660

				TOTAL LOUISIANA				5,214,509	1,081,840	6,296,349

				MARYLAND - 2.13%
1,550,000		1,550,000		Maryland State GO	5.500	8/1/2012	Aaa	1,710,286	—	1,710,286
	2,000,000	2,000,000		Maryland State GO	5.250	3/1/2015	Aaa	—	2,231,380	2,231,380
1,280,000		1,280,000		Maryland State GO	5.000	3/1/2016	Aaa	1,412,224	—	1,412,224

				TOTAL MARYLAND				3,122,510	2,231,380	5,353,890

				MICHIGAN - 6.06%
2,020,000		2,020,000		Ann Arbor School District	5.000	5/1/2015	Aaa	2,203,638	—	2,203,638
1,710,000		1,710,000		Bedford Public School District	5.000	5/1/2014	Aaa	1,855,641	—	1,855,641
1,705,000		1,705,000		Caledonia Community Schools	5.000	5/1/2015	Aaa	1,860,001	—	1,860,001
1,000,000	1,000,000	2,000,000		Detroit Water Supply System	5.000	7/1/2014	Aaa	1,086,760	1,086,760	2,173,520

2

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Tax-Exempt Bond Fund Shares	Institutional Tax-Exempt Bond II Fund Shares	Combined Pro-Forma Tax-Exempt Bond II Fund Shares		ISSUER	RATE	MATURITY DATE	RATING+	Retail Tax-Exempt Bond Fund Value	Institutional Tax-Exempt Bond II Fund Value	Combined Pro-Forma Tax-Exempt Bond II Fund Value

800,000		800,000		Forest Hills Public Schools	5.000	5/1/2015	Aaa	872,728	—	872,728
1,750,000		1,750,000		L’Anse Creuse Public Schools	5.000	5/1/2015	Aaa	1,909,092	—	1,909,092
	1,000,000	1,000,000		Michigan State Transportation Revenue	5.250	5/15/2018	Aaa	—	1,123,090	1,123,090
	2,000,000	2,000,000		Michigan State Trunk Line	5.500	11/1/2016	Aa3	—	2,276,960	2,276,960
850,000		850,000		New Haven Community Schools	5.250	5/1/2016	Aaa	947,410	—	947,410

				TOTAL MICHIGAN				10,735,270	4,486,810	15,222,080

				MINNESOTA - 0.15%
330,000		330,000		Western Minnesota Municipal Power Agency, ETM	6.375	1/1/2016	Aaa	366,660	—	366,660

				TOTAL MINNESOTA				366,660	—	366,660

				MISSISSIPPI - 0.59%
1,120,000		1,120,000		Harrison County Wastewater Management District, ETM	5.000	2/1/2015	Baa1	1,208,894	—	1,208,894
250,000		250,000		Mississippi Development Bank Special Obligation, Biloxi	5.000	11/1/2018	Aaa	263,910	—	263,910

				TOTAL MISSISSIPPI				1,472,804	—	1,472,804

				MISSOURI - 1.98%
1,000,000	1,750,000	2,750,000	a	Missouri State Health & Educational Facilities Authority, BJC Heakth Project, ETM	6.750	5/15/2013	Aaa#	1,179,370	2,063,898	3,243,268
1,575,000		1,575,000		Missouri Environmental Improvement & Energy Resources Authority	5.500	7/1/2012	Aaa	1,731,460	—	1,731,460

				TOTAL MISSOURI				2,910,830	2,063,898	4,974,728

				NEVADA - 0.32%
800,000		800,000		Clark County, NV, PCR Nevada Power Project	5.300	10/1/2011	NR	801,512	—	801,512

				TOTAL NEVADA				801,512	—	801,512

				NEW JERSEY - 5.95%
4,010,000		4,010,000		Garden State Preservation Trust, Series 2005-C	5.125	11/1/2018	Aaa	4,504,032	—	4,504,032
2,550,000		2,550,000		New Jersey Economic Development Authority, School Facilities Construction	5.250	9/1/2014	Aaa	2,813,262	—	2,813,262
350,000		350,000		New Jersey State GO	5.500	7/15/2016	Aaa	398,205	—	398,205
500,000		500,000		New Jersey Transportation Trust Fund Authority	5.500	12/15/2015	Aaa	565,015	—	565,015
	1,000,000	1,000,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/2019	A1	—	1,118,420	1,118,420
2,000,000		2,000,000		New Jersey Transportation Trust Fund Authority, ETM	5.750	12/15/2014	Aaa	2,293,600	—	2,293,600
1,765,000		1,765,000		New Jersey State Turnpike Authority, ETM	5.700	5/1/2013	Aaa	1,872,665	—	1,872,665
1,185,000		1,185,000		New Jersey State Turnpike Authority	6.500	1/1/2016	Aaa	1,383,203	—	1,383,203

				TOTAL NEW JERSEY				13,829,982	1,118,420	14,948,402

				NEW MEXICO - 0.19%
280,000				Dona Ana County, NM, County Administrative Facilities Project, Series 2004A	5.500	12/1/2017	NR	307,544	—	307,544
150,000			a	New Mexico Mortgage Finance Authority, ETM	6.000	7/1/2010	Aaa	162,816	—	162,816

				TOTAL NEW MEXICO				470,360	—	470,360

				NEW YORK - 11.69%
350,000		350,000		Dutchess County Resource Recovery Agency, AMT	5.000	1/1/2010	Aaa	357,339	—	357,339
2,000,000		2,000,000		Long Island Power Authority	5.250	12/1/2014	A3	2,195,800	—	2,195,800
2,750,000		2,750,000		Metropolitan Transportation Authority, Service Contract	5.500	7/1/2016	A1	3,082,447	—	3,082,447
1,500,000		1,500,000		Metropolitan Transportation Authority, Service Contract	5.750	1/1/2018	Aaa	1,750,515	—	1,750,515
2,050,000		2,050,000		Metropolitan Transportation Authority, Dedicated Tax	5.500	11/15/2016	Aaa	2,342,146	—	2,342,146
2,000,000		2,000,000		Metropolitan Transportation Authority	5.500	11/15/2013	Aaa	2,231,220	—	2,231,220
500,000		500,000	h	New York State Dormitory Authority	4.050	2/15/2016	NR	500,365	—	500,365
2,500,000		2,500,000		New York State Dormitory Authority	5.500	5/15/2017	Aaa	2,858,850	—	2,858,850
1,825,000		1,825,000		New York State Environmental Facilities Corp	5.000	3/15/2014	NR	1,974,467	—	1,974,467
2,800,000		2,800,000		New York State Environmental Facilities Corp	5.250	6/15/2018	Aaa	3,041,920	—	3,041,920
	1,500,000	1,500,000		New York State Environmental Facilities Corp	5.250	6/15/2015	Aaa	—	1,673,835	1,673,835
1,830,000		1,830,000		New York State Thruway Authority, Service Contract	5.500	4/1/2012	A1	1,996,146	—	1,996,146
5,000,000		5,000,000		Tobacco Settlement Financing Authority, Series 2003 B-1C	5.500	6/1/2016	A1	5,379,400	—	5,379,400

				TOTAL NEW YORK				27,710,615	1,673,835	29,384,450

				NORTH CAROLINA - 0.13%

3

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Tax-Exempt Bond Fund Shares	Institutional Tax-Exempt Bond II Fund Shares	Combined Pro-Forma Tax-Exempt Bond II Fund Shares		ISSUER	RATE	MATURITY DATE	RATING+	Retail Tax-Exempt Bond Fund Value	Institutional Tax-Exempt Bond II Fund Value	Combined Pro-Forma Tax-Exempt Bond II Fund Value

40,000		40,000		North Carolina Municipal Power Agency No 1 Catawba	6.000	1/1/2011	Aaa	43,693	—	43,693
250,000		250,000		North Carolina Municipal Power Agency No 1 Catawba	5.500	1/1/2015	Aaa	281,133	—	281,133

				TOTAL CAROLINA				324,826	—	324,826

				OHIO - 3.74%
1,800,000		1,800,000		Akron Sewer System Rev	5.000	12/1/2017	Aaa	1,984,518	—	1,984,518
1,820,000		1,820,000	h	Cincinnati City School District GO	5.000	12/1/2016	Aaa	2,000,926	—	2,000,926
200,000		200,000		Dayton Senior Facilities Rev, Emery Air	6.050	10/1/2009	NR	213,604	—	213,604
	2,015,000	2,015,000		Medina County Library District GO	5.250	12/1/2019	Aaa	—	2,188,612	2,188,612
	1,675,000	1,675,000		Ohio State GO	5.000	6/15/2014	Aa1	—	1,821,948	1,821,948
75,000				Ohio State Water Development Authority, ETM	6.000	12/1/2016	Aaa	84,412	—	84,412
1,000,000				Olentangy Local School District	5.500	12/1/2019	Aaa	1,111,290	—	1,111,290

				TOTAL OHIO				5,394,750	4,010,560	9,405,310

				OKLAHOMA - 0.19%
440,000		440,000	a	Tulsa County Home Finance Authority, ETM	6.900	8/1/2010	Aaa	467,878	—	467,878

				TOTAL OKLAHOMA				467,878	—	467,878

				OREGON - 1.65%
	1,850,000	1,850,000		Oregon State Department of Administrative Services, COP	5.250	5/1/2017	Aaa	—	1,992,247	1,992,247
2,010,000		2,010,000		Oregon State Department of Administrative Services, Lottery Rev	5.000	4/1/2013	Aaa	2,165,574	—	2,165,574

				TOTAL OREGON				2,165,574	1,992,247	4,157,821

				PENNSYLVANIA - 5.94%
1,845,000		1,845,000		Carbon County Hospital Authority	5.400	11/15/2014	Aaa	2,045,312	—	2,045,312
2,220,000		2,220,000		Carbon County IDA, Panter Creek	6.650	5/1/2010	NR	2,321,032	—	2,321,032
	2,000,000	2,000,000		Delaware Valley Regional Finance Authority	5.500	7/1/2012	Aa3	—	2,179,160	2,179,160
1,250,000		1,250,000		Pennsylvania Economic Development Financing Authority, AMT, Amtrak	6.500	11/1/2016	A3	1,369,525	—	1,369,525
130,000		130,000		Pennsylvania Economic Development Financing Authority, AMT, Amtrak	6.250	11/1/2031	A3	141,041	—	141,041
120,000		120,000		Pennsylvania Economic Development Financing Authority, AMT, Amtrak	6.375	11/1/2041	A3	130,703	—	130,703
335,000		335,000		Pennsylvania Economic Development Financing Authority, AMT, Amtrak	6.000	11/1/2006	A3	335,285	—	335,285
975,000		975,000		Pennsylvania Economic Development Financing Authority, AMT, Amtrak	6.000	11/1/2008	A3	1,009,291	—	1,009,291
1,030,000		1,030,000		Pennsylvania Economic Development Financing Authority, AMT, Amtrak	6.000	11/1/2009	A3	1,079,595	—	1,079,595
235,000		235,000		Pennsylvania Economic Development Financing Authority, Fayetle Thermal	5.250	12/1/2016	NR	245,991	—	245,991
600,000		600,000		Philadelphia Water & Wastewater Rev	5.000	7/1/2015	Aaa	655,428	—	655,428
810,000	915,000	1,725,000		Pittsburgh City GO	5.000	9/1/2013	Aaa	870,070	982,856	1,852,926
1,350,000		1,350,000	a	Pittsburgh Water & Wastewater, ETM	6.000	9/1/2016	Aaa	1,573,493	—	1,573,493

				TOTAL PENNSYLVANIA				11,776,766	3,162,016	14,938,782

				PUERTO RICO - 6.34%
520,000		520,000		Puerto Rico Commonwealth GO	5.000	7/1/2013	Baa3	552,640	—	552,640
1,270,000		1,270,000		Puerto Rico Commonwealth GO, Mandatory Put 07/01/12	5.000	7/1/2030	Baa3	1,323,911	—	1,323,911
1,200,000		1,200,000		Puerto Rico Commonwealth GO	5.250	7/1/2012	Baa3	1,283,184	—	1,283,184
	2,015,000	2,015,000		Puerto Rico Commonwealth GO	5.500	7/1/2015	Baa3	—	2,226,595	2,226,595
2,645,000		2,645,000		Puerto Rico Commonwealth GO	5.000	7/1/2012	Baa3	2,794,628	—	2,794,628
1,000,000		1,000,000		Puerto Rico Commonwealth GO	5.250	7/1/2016	Baa3	1,094,900	—	1,094,900
1,000,000		1,000,000		Puerto Rico Government Development Bank	5.000	12/1/2016	Baa3	1,074,110	—	1,074,110
2,400,000		2,400,000		Puerto Rico Highway & Transportation Authority, Series 2005A	5.000	7/1/2014	Baa3	2,563,224	—	2,563,224
1,000,000		1,000,000		Puerto Rico Public Buildings Authority	5.500	7/1/2013	Baa3	1,089,040	—	1,089,040
1,800,000		1,800,000		Puerto Rico Public Finance Corp	5.750	8/1/2027	Ba1	1,939,788	—	1,939,788

				TOTAL PUERTO RICO				13,715,425	2,226,595	15,942,020

				RHODE ISLAND - 0.42%
950,000		950,000		Rhode Island State & Providence Plantations, COP	5.250	10/1/2014	Aaa	1,049,000	—	1,049,000

				TOTAL RHODE ISLAND				1,049,000	—	1,049,000

				SOUTH CAROLINA - 0.75%
1,200,000		1,200,000		Georgetown County School District GO	5.000	3/1/2017	Aaa	1,285,680	—	1,285,680

4

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Tax-Exempt Bond Fund Shares	Institutional Tax-Exempt Bond II Fund Shares	Combined Pro-Forma Tax-Exempt Bond II Fund Shares		ISSUER	RATE	MATURITY DATE	RATING+	Retail Tax-Exempt Bond Fund Value	Institutional Tax-Exempt Bond II Fund Value	Combined Pro-Forma Tax-Exempt Bond II Fund Value

585,000		585,000		Greenville County, COP, Greenville Technical College	5.000	4/1/2017	Aaa	609,558	—	609,558

				TOTAL SOUTH CAROLINA				1,895,238	—	1,895,238

				TENNESSEE - 2.75%
890,000		890,000		Memphis-Shelby County Airport Authority, Federal Express Project	5.000	9/1/2009	Baa2	917,875	—	917,875
535,000		535,000		Shelby County Health Educational & Housing Facilities Board, ETM	5.500	8/15/2019	Aaa	604,117	—	604,117
2,500,000	2,500,000	5,000,000		Tennessee Energy Acquisition Corp	5.000	9/1/2016	Aa3	2,700,650	2,700,650	5,401,300

				TOTAL TENNESSEE				4,222,642	2,700,650	6,923,292

				TEXAS - 7.95%
	2,000,000	2,000,000		Alliance Airport Authority, Federal Express Project, AMT	4.850	4/1/2021	Baa2	—	2,027,340	2,027,340
440,000		440,000		Brazos River Authority, Houston Industries Project, Series 1998-A	5.125	5/1/2019	Aaa	456,834	—	456,834
3,495,000		3,495,000		Brazos River Authority, Houston Industries Project, Series 1998-D	4.900	10/1/2015	Aaa	3,779,947	—	3,779,947
1,390,000		1,390,000		Corpus Christi, Utility System Rev, Series 2005-A	5.000	7/15/2015	Aaa	1,513,460	—	1,513,460
500,000		500,000		Cypress-Fairbanks Independent School District	5.000	2/15/2016	Aaa	544,415	—	544,415
2,575,000		2,575,000		Dallas, Water & Sewer System rev	5.375	10/1/2013	Aaa	2,835,229	—	2,835,229
1,000,000		1,000,000		Guadalupe-Blanco River Authority, Western Canyon Water	5.250	4/15/2019	Aaa	1,076,560	—	1,076,560
1,035,000		1,035,000		Harris County Flood Control District GO	5.000	10/1/2014	Aa1	1,120,646	—	1,120,646
345,000		345,000		Houston Air System, ETM	5.800	7/1/2010	Aaa	359,438	—	359,438
1,425,000		1,425,000		Houston Utility System Rev	5.000	11/15/2014	Aaa	1,545,455	—	1,545,455
520,000		520,000		Lower Colorado River Authority, ETM	6.000	1/1/2017	Aaa	615,306	—	615,306
1,550,000		1,550,000		Lower Colorado River Authority	5.000	5/15/2017	Aaa	1,652,207	—	1,652,207
	500,000	500,000	h	Northwest Independent School District	5.000	2/15/2016	Aaa	—	542,370	542,370
	1,000,000	1,000,000	a	San Felipe-Del Rio Consolidated Independent School District	5.500	8/15/2019	Aaa	—	1,069,040	1,069,040
765,000		765,000		Texas Public Building Authority, ETM	7.125	8/1/2011	Aaa	846,855	—	846,855

				TOTAL TEXAS				16,346,352	3,638,750	19,985,102

				VIRGINIA - 1.42%
	1,680,000	1,680,000		Fairfax County Economic Development Authority	5.000	5/15/2016	Aa1	—	1,839,600	1,839,600
1,700,000		1,700,000		Hopewell GO	5.000	7/15/2009	A2	1,728,849	—	1,728,849

				TOTAL VIRGINIA				1,728,849	1,839,600	3,568,449

				WASHINGTON - 3.80%
75,000		75,000		Cowlitz County Public Utility District No 1, ETM	5.000	9/1/2011	Aaa	79,822	—	79,822
125,000		125,000		Cowlitz County Public Utility District No 1	5.000	9/1/2011	Aaa	132,574	—	132,574
2,190,000		2,190,000		Kings County School District No 401	5.125	12/1/2020	Aaa	2,330,204	—	2,330,204
2,925,000		2,925,000		Port of Seattle	5.500	9/1/2017	Aaa	3,334,676	—	3,334,676
1,050,000		1,050,000		Port of Seattle	5.000	3/1/2015	Aaa	1,141,508	—	1,141,508
	2,000,000	2,000,000		Washington State GO	5.000	7/1/2018	Aaa	—	2,156,920	2,156,920
350,000		350,000		Washington Public Power Supply System Project #1, Series 98-A	5.000	7/1/2013	Aaa	364,577	—	364,577

				TOTAL WASHINGTON				7,383,361	2,156,920	9,540,281

				WISCONSIN - 1.54%
3,500,000		3,500,000		Wisconsin GO	5.250	5/1/2015	Aaa	3,879,120	—	3,879,120

				TOTAL WISCONSIN				3,879,120	—	3,879,120

				TOTAL LONG-TERM MUNICIPAL BONDS
				(Cost $244,911,336)				193,703,241	54,907,502	248,610,743

				SHORT-TERM MUNICIPAL BONDS - 1.27%
				NEW YORK - 1.20%
1,300,000		1,300,000	*	City of New York NY, Series 1993-B2	3.650	8/15/2020	Aa2	1,300,000	—	1,300,000
200,000	580,000	780,000	*	New York City Municipal Water Finance Authority	3.760	6/15/2035	Aa2/VMIG1	200,000	580,000	780,000
	940,000	940,000	*	New York City Transitional Finance Authority	3.760	8/1/2031	Aa1/VMIG1	—	940,000	940,000

				TOTAL NEW YORK				1,500,000	1,520,000	3,020,000

5

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Tax-Exempt Bond Fund Shares	Institutional Tax-Exempt Bond II Fund Shares	Combined Pro-Forma Tax-Exempt Bond II Fund Shares		ISSUER	RATE	MATURITY DATE	RATING+	Retail Tax-Exempt Bond Fund Value	Institutional Tax-Exempt Bond II Fund Value	Combined Pro-Forma Tax-Exempt Bond II Fund Value

				TEXAS - 0.07
	170,000	170,000	*	Gulf Coast Waste Disposal Authority Revenue	3.750	10/1/2024	Aaa/VIMG1	—	170,000	170,000

				TOTAL TEXAS				—	170,000	170,000

		3190000		TOTAL SHORT-TERM MUNICIPAL BONDS
				(Cost $3,190,000)				1,500,000	1,690,000	3,190,000

				TOTAL PORTFOLIO - 100.21%
				(Cost $248,101,336)				195,203,241	56,597,502	251,800,743
				OTHER ASSETS AND LIABILITIES, NET - (0.21%)				360,003	(881,382)	(521,379)

				NET ASSETS - 100.00%				$195,563,244	$55,716,120	$251,279,364

			+	As provided by Moody’s Investors Service (Unaudited)

			*	Variable Rate Demand Note (VRDN)

			a	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

			h	These securities were purchased on a delayed delivery basis.

				ABBREVIATION:
				AMT - Alternative Minimum Tax
				COP - Certificate of Participation
				ETM - Escrowed to Maturity
				GO - General Obligation
				NR - Not Rated

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

6

Retail Tax Exempt Bond Fund / Institutional Tax Exempt Bond Fund
Pro Forma Combining Statement of Assets & Liabilities (unaudited)
September 30, 2006

	Retail Tax Exempt Bond Fund	Institutional Tax Exempt Bond Fund II	Adjustments to Pro Forma	Institutional Tax Exempt Bond Fund II (new) Pro Forma (Combined)

ASSETS
Portfolio investments, at value	$195,203,241	$56,597,502	$—	$251,800,743
Cash	26,614	82,035	—	108,649
Receivable for securities transactions	105,400	—	—	105,400
Receivable from Fund shares sold	10,644	71,017	—	81,661
Dividends and interest receivable	2,864,328	737,458	—	3,601,786
Due from investment advisor	—	94,604	—	94,604

Total assets	198,210,227	57,582,616	—	255,792,843

LIABILITIES
Management fees payable	48,182	13,577	—	61,759
Due to affiliates	7,935	54,710	—	62,645
Payable for securities transactions	2,522,830	1,798,209	—	4,321,039
Payable for Fund shares redeemed	68,036	—	—	68,036

Total liabilities	2,646,983	1,866,496	—	4,513,479

Net Assets	$195,563,244	$55,716,120	$—	$251,279,364

Net Assets by Class:
Retirement Class	$—	$—	$—	$—
Institutional Class	$—	$51,414,025	$22,098,647	$73,512,672
Retail Class	$195,563,244	$4,302,095	$(22,098,647)	$177,766,692

	$195,563,244	$55,716,120	$—	$251,279,364

Shares Outstanding by Class:
Retirement Class	—	—	—	—
Institutional Class	—	5,044,484	1,772,349	6,816,833
Retail Class	18,134,587	421,580	(2,071,855)	16,484,312

	18,134,587	5,466,064	(299,506)	23,301,145

Net Asset Value per Share by Class:
Retirement Class	$—	$—	$—	$—
Institutional Class	$—	$10.19	$—	$10.78
Retail Class	$10.78	$10.20	$—	$10.78

Retail Tax Exempt Bond Fund / Institutional Tax Exempt Bond Fund
Pro Forma Combining Statement of Operations (unaudited)
Six Month Period Ending September 30, 2006

	Retail Tax Exempt Bond Fund	Institutional Tax Exempt Bond Fund II	Adjustments to Pro Forma	Institutional Tax Exempt Bond Fund II (new) Pro Forma (Combined)

Investment Income:
Interest	$4,070,643	$1,079,640	$—	$5,150,283

Total Income	4,070,643	1,079,640	—	5,150,283

Expenses
Investment management fees	$294,942	$78,279	$—	$373,221
Distribution fees - Retail Class	—	311	219,717	220,028
Custody fees	—	1,929	2,469	4,398
Audit fees	—	31,667	—	31,667
Registration fees - Institutional Class	—	25,133	(25,133)	—
Registration fees - Retail Class	—	23,641	(23,641)	—
Registration fees	—	—	17,500	17,500
Trustee fees and expenses	1,440	3,194	(1,440)	3,194
Fund administration fees	—	15,122	—	15,122
Transfer Agency fees and expenses - Institutional Class	—	281	—	281
Transfer Agency fees and expenses - Retail Class	—	363	57,335	57,698
Report printing and mailing fees - Institutional Class	—	1,224	(1,224)	—
Report printing and mailing fees - Retail Class	—	1,361	(1,361)	—
Report printing and mailing fees	—	—	27,072	27,072
Legal fees	—	5,173	—	5,173
Interest	1,668	114	(1,668)	114

Total expenses before expense reimbursement	298,050	187,792	269,626	755,468
Less expenses reimbursed by the investment advisor	—	(94,604)	44,987	(49,617)
Fees waived the investment advisor and TPIS		(311)	(219,717)	(220,028)

Net expenses	298,050	92,877	94,896	485,823

Net investment income	3,772,593	986,763	(94,896)	4,664,460

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from:
Security transactions	(647,812)	(53,120)	—	(700,932)

Net realized gain/(loss) on investments	(647,812)	(53,120)	—	(700,932)

Change in unrealized appreciation/(depreciation) on:

Securities	4,047,013	1,087,793	—	5,134,806

Net change in unrealized appreciation/ (depreciation) of investments	4,047,013	1,087,793	—	5,134,806

Net realized and unrealized gain/(loss) on investments	3,399,201	1,034,673	—	4,433,874

Net Increase/(Decrease) in Net Assets Resulting From Operations	$7,171,794	$2,021,436	$(94,896)	9,098,334

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

RETAIL MONEY MARKET FUND/INSTITUTIONAL MONEY MARKET FUND
PRO-FORMA COMBINING SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2006

Retail Money Market Fund Principal	Institutional Money Market Fund Principal	Combined Pro-Forma Money Market Fund Principal		ISSUER	RATE	MATURITY DATE	Retail Money Market Fund Value	Institutional Money Market Fund Value	Combined Pro-Forma Money Market Fund Value

			SHORT-TERM INVESTMENTS - 100.08%

			BANK NOTES - 1.73%
$—	$5,000,000	$5,000,000		Abbey National North America LLC	5.290%	11/06/06	$—	$5,000,050	$5,000,050
—	1,500,000	1,500,000		Abbey National North America LLC	5.320	12/06/06	—	1,500,027	1,500,027
5,000,000	—	5,000,000		Deutche Bank	5.440	10/11/06	5,000,014	—	5,000,014
2,905,000	1,095,000	4,000,000		Dexia Bank	5.425	10/27/06	2,905,021	1,095,008	4,000,029
4,000,000	—	4,000,000		Royal Bank of Canada	5.400	11/01/06	4,000,068	—	4,000,068

				TOTAL BANK NOTES			11,905,103	7,595,085	19,500,188

			CERTIFICATES OF DEPOSIT - 3.87%
7,000,000	3,000,000	10,000,000		American Express Bank	5.565	01/08/07	7,000,375	3,000,161	10,000,536
—	1,500,000	1,500,000		American Express Centurion Bank	5.270	10/06/06		1,500,002	1,500,002
2,000,000	—	2,000,000		American Express Centurion Bank	5.270	10/12/06	2,000,006	—	2,000,006
4,000,000	4,075,000	8,075,000		Harris Trust and Savings Bank	5.280	10/18/06	4,000,000	4,075,000	8,075,000
6,900,000	—	6,900,000		Wells Fargo	5.270	10/02/06	6,900,000	—	6,900,000
—	3,500,000	3,500,000		Wells Fargo	5.270	10/06/06		3,500,000	3,500,000
8,000,000	3,500,000	11,500,000		Wells Fargo	5.270	11/07/06	8,000,000	3,500,000	11,500,000

				TOTAL CERTIFICATES OF DEPOSIT			27,900,381	15,575,163	43,475,544

			COMMERICAL PAPER - 83.62%
8,000,000	4,500,000	12,500,000		American Honda Finance Corp	5.250	10/03/06	7,997,667	4,498,687	12,496,354
2,800,000	—	2,800,000		American Honda Finance Corp	5.240	10/05/06	2,798,370	—	2,798,370
5,000,000	—	5,000,000		American Honda Finance Corp	5.250	10/27/06	4,981,042	—	4,981,042
6,132,000	2,400,000	8,532,000		American Honda Finance Corp	5.230	11/06/06	6,099,908	2,387,448	8,487,356
3,000,000	—	3,000,000		American Honda Finance Corp	5.230	11/09/06	2,983,002	—	2,983,002
—	4,000,000	4,000,000		Atlantis One Funding Corp	5.265	10/26/06	—	3,985,375	3,985,375
560,000	—	560,000	c	Atlantis One Funding Corp	5.260	02/21/07	548,299	—	548,299
1,225,000	1,225,000	2,450,000		Bank of America	5.380	10/10/06	—	1,223,352	1,223,352
—	1,000,000	1,000,000		Bank of America	5.270	10/17/06	—	997,696	997,696
1,600,000	—	1,600,000		Bank of America	5.250	11/20/06	1,588,553	—	1,588,553
8,128,000	1,600,000	9,728,000		Bank of America	5.245	12/01/06	8,055,760	1,585,740	9,641,500
2,200,000	1,100,000	3,300,000		Bank of America	5.270	12/06/06	2,179,013	1,089,507	3,268,520
—	2,000,000	2,000,000		Bank of Montreal	5.220	11/06/06	—	1,989,560	1,989,560
—	2,891,000	2,891,000		Bank of Nova Scotia	5.260	10/19/06	—	2,884,088	2,884,088
5,000,000	—	5,000,000		Bank of Nova Scotia	5.250	12/19/06	4,942,396	—	4,942,396
—	2,000,000	2,000,000		Bank of Nova Scotia	5.250	12/20/06	—	1,976,667	1,976,667
1,000,000	—	1,000,000		Barclays U.S. Funding Corp	5.360	10/20/06	997,171	—	997,171
5,000,000	3,285,000	8,285,000		Barclays U.S. Funding Corp	5.260	10/26/06	4,981,667	3,272,955	8,254,622
—	1,095,000	1,095,000		Barclays U.S. Funding Corp	5.260	11/15/06	—	1,087,800	1,087,800
4,700,000	—	4,700,000		Barclays U.S. Funding Corp	5.260	11/21/06	4,664,889	—	4,664,889
6,000,000	1,500,000	7,500,000		Barclays U.S. Funding Corp	5.260	11/27/06	5,950,030	1,487,508	7,437,538
1,900,000	338,000	2,238,000		Barclays U.S. Funding Corp	5.250	12/07/06	1,881,435	334,697	2,216,132
11,100,000	1,750,000	12,850,000	c	Beta Finance, Inc	5.370	10/06/06	11,091,721	1,748,697	12,840,418
1,915,000	—	1,915,000	c	Beta Finance, Inc	5.270	10/16/06	1,910,795	—	1,910,795
—	2,000,000	2,000,000	c	Beta Finance, Inc	5.390	10/18/06	—	1,994,928	1,994,928

1

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Money Market Fund Principal	Institutional Money Market Fund Principal	Combined Pro-Forma Money Market Fund Principal		ISSUER	RATE	MATURITY DATE	Retail Money Market Fund Value	Institutional Money Market Fund Value	Combined Pro-Forma Money Market Fund Value

—	3,200,000	3,200,000	c	Beta Finance, Inc	5.270	10/23/06	—	3,189,694	3,189,694
2,000,000	—	2,000,000	c	Beta Finance, Inc	5.250	01/16/07	1,968,792	—	1,968,792
—	7,000,000	7,000,000	c	BMW US Capital Corp	5.220	10/05/06	—	6,995,940	6,995,940
3,000,000	7,000,000	10,000,000		Calyon	5.230	11/13/06	2,981,259	6,956,271	9,937,530
—	760,000	760,000		Canadian Imperial Holding, Inc	5.320	11/08/06	—	755,732	755,732
2,060,000	4,710,000	6,770,000		Canadian Imperial Holding, Inc	5.225	11/28/06	2,042,659	4,670,351	6,713,010
7,000,000	—	7,000,000		Canadian Imperial Holding, Inc	5.211	12/26/06	6,912,860	—	6,912,860
—	6,046,000	6,046,000	c	Cargill Global Funding plc	5.250	10/05/06	—	6,042,473	6,042,473
—	2,740,000	2,740,000		Caterpillar Financial Services Corp	5.220	10/16/06	—	2,734,040	2,734,040
9,200,000	3,600,000	12,800,000		CC (USA), Inc	5.370	10/10/06	9,187,649	3,595,167	12,782,816
2,000,000	—	2,000,000		CC (USA), Inc	5.370	10/25/06	1,992,840	—	1,992,840
1,900,000	—	1,900,000		CC (USA), Inc	5.265	10/30/06	1,891,942	—	1,891,942
—	3,000,000	3,000,000	c	CC (USA), Inc	5.265	11/10/06	—	2,982,753	2,982,753
2,000,000	—	2,000,000	c	CC (USA), Inc	5.260	11/29/06	1,983,009	—	1,983,009
5,000,000	—	5,000,000	c	CC (USA), Inc	5.230	03/09/07	4,884,504	—	4,884,504
2,925,000	—	2,925,000	c	Ciesco Lp	5.280	10/12/06	2,920,281	—	2,920,281
6,000,000	—	6,000,000	c	Ciesco Lp	5.270	10/17/06	5,985,947	—	5,985,947
2,000,000	—	2,000,000	c	Ciesco Lp	5.260	10/18/06	1,995,032	—	1,995,032
3,000,000	1,600,000	4,600,000	c	Ciesco Lp	5.260	11/07/06	2,983,782	1,591,350	4,575,132
5,000,000	5,300,000	10,300,000	c	Ciesco Lp	5.270	11/17/06	4,965,969	5,263,927	10,229,896
4,000,000	—	4,000,000		Citigroup Funding, Inc	5.350	10/02/06	3,999,406	—	3,999,406
4,900,000	—	4,900,000		Citigroup Funding, Inc	5.250	10/13/06	4,891,425	—	4,891,425
1,800,000	—	1,800,000		Citigroup Funding, Inc	5.250	10/31/06	1,792,125	—	1,792,125
3,766,000	—	3,766,000		Citigroup Funding, Inc	5.250	11/13/06	3,742,709	—	3,742,709
8,725,000	—	8,725,000		Citigroup Funding, Inc	5.250	11/14/06	8,669,015	—	8,669,015
1,850,000	—	1,850,000		Citigroup Funding, Inc	5.310	11/16/06	1,837,448	—	1,837,448
—	7,000,000	7,000,000	c	Coca-Cola Enterprises, Inc	5.220	11/07/06	—	6,962,445	6,962,445
—	3,300,000	3,300,000	c	Corporate Asset Funding Corp, Inc	5.260	10/24/06	—	3,288,922	3,288,922
—	3,700,000	3,700,000	c	Corporate Asset Funding Corp, Inc	5.260	11/02/06	—	3,682,700	3,682,700
955,000	—	955,000	c	Corporate Asset Funding Corp, Inc	5.260	11/06/06	949,977	—	949,977
2,200,000	—	2,200,000	c	Corporate Asset Funding Corp, Inc	5.320	11/07/06	2,187,971	—	2,187,971
5,000,000	—	5,000,000	c	Corporate Asset Funding Corp, Inc	5.250	11/08/06	4,972,292	—	4,972,292
—	2,000,000	2,000,000	c	Danske Corp	5.355	10/19/06	—	1,994,699	1,994,699
1,000,000	—	1,000,000	c	Danske Corp	5.270	10/30/06	995,755	—	995,755
—	1,000,000	1,000,000	c	Danske Corp	5.280	11/06/06	—	994,720	994,720
2,040,000	—	2,040,000	c	Danske Corp	5.370	11/27/06	2,022,655	—	2,022,655
3,830,000	—	3,830,000	c	Danske Corp	5.285	12/18/06	3,786,143	—	3,786,143
1,800,000	1,000,000	2,800,000	c	Danske Corp	5.270	12/21/06	1,778,737	988,142	2,766,879
6,000,000	1,000,000	7,000,000	c	Danske Corp	5.225	12/28/06	5,923,367	987,228	6,910,595
—	1,000,000	1,000,000	c	Danske Corp	5.255	01/18/07	—	984,089	984,089
2,000,000	1,040,000	3,040,000	c	Dorada Finance, Inc	5.270	10/10/06	1,997,355	1,038,630	3,035,985
5,000,000	—	5,000,000		Dorada Finance, Inc	5.370	10/12/06	4,991,796	—	4,991,796
—	3,600,000	3,600,000	c	Dorada Finance, Inc	5.390	10/19/06	—	3,590,298	3,590,298
—	2,000,000	2,000,000	c	Dorada Finance, Inc	5.270	11/22/06	—	1,984,776	1,984,776
2,480,000	—	2,480,000	c	Dorada Finance, Inc	5.270	12/04/06	2,456,765	—	2,456,765
5,000,000	—	5,000,000	c	Edison Asset Securitization, LLC	5.300	10/17/06	4,988,222	—	4,988,222
2,000,000	—	2,000,000	c	Edison Asset Securitization, LLC	5.250	10/30/06	1,991,542	—	1,991,542
3,893,000	—	3,893,000	c	Edison Asset Securitization, LLC	5.390	11/01/06	3,874,931	—	3,874,931
—	6,000,000	6,000,000	c	Edison Asset Securitization, LLC	5.270	11/07/06	—	5,967,502	5,967,502
1,400,000	1,000,000	2,400,000	c	Edison Asset Securitization, LLC	5.100	11/14/06	1,391,273	993,767	2,385,040

2

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Money Market Fund Principal	Institutional Money Market Fund Principal	Combined Pro-Forma Money Market Fund Principal		ISSUER	RATE	MATURITY DATE	Retail Money Market Fund Value	Institutional Money Market Fund Value	Combined Pro-Forma Money Market Fund Value

7,000,000	—	7,000,000	c	Edison Asset Securitization, LLC	5.270	11/21/06	6,947,739	—	6,947,739
1,182,000	—	1,182,000	c	Edison Asset Securitization, LLC	5.270	11/28/06	1,171,983	—	1,171,983
1,272,000	—	1,272,000	c	Edison Asset Securitization, LLC	5.270	12/11/06	1,258,930	—	1,258,930
16,918,000	—	16,918,000	c	Fairway Finance Co, LLC	5.260	10/13/06	16,888,363	—	16,888,363
—	1,049,000	1,049,000	c	Fairway Finance Co, LLC	5.260	10/16/06	—	1,046,701	1,046,701
1,600,000	1,600,000	3,200,000	c	Fairway Finance Co, LLC	5.280	11/20/06	—	1,588,267	1,588,267
1,800,000	4,000,000	5,800,000	c	Fairway Finance Co, LLC	5.260	11/21/06	1,786,587	3,970,193	5,756,780
6,272,000	—	6,272,000	c	Fairway Finance Co, LLC	5.285	11/22/06	6,224,054	—	6,224,054
—	7,000,000	7,000,000	c	Gannett Co, Inc	5.190	11/09/06	—	6,960,643	6,960,643
—	1,000,000	1,000,000		General Electric Capital Corp	5.300	10/11/06	—	998,528	998,528
4,700,000	—	4,700,000		General Electric Capital Corp	5.300	10/12/06	4,692,389	—	4,692,389
6,000,000	2,000,000	8,000,000		General Electric Capital Corp	5.360	10/13/06	5,989,280	1,996,427	7,985,707
5,000,000	—	5,000,000		General Electric Capital Corp	5.290	10/18/06	4,987,510	—	4,987,510
—	2,900,000	2,900,000		General Electric Capital Corp	5.230	11/10/06	—	2,883,148	2,883,148
620,000	—	620,000		General Electric Capital Corp	5.250	11/16/06	615,841	—	615,841
2,000,000	1,500,000	3,500,000		Goldman Sachs Group, Inc	4.810	11/02/06	1,991,482	1,493,611	3,485,093
1,600,000	—	1,600,000	c	Govco, Inc	5.390	10/12/06	1,597,365	—	1,597,365
11,000,000	—	11,000,000	c	Govco, Inc	5.390	10/19/06	10,970,433	—	10,970,433
4,370,000	2,400,000	6,770,000	c	Govco, Inc	5.370	10/25/06	4,354,355	2,391,408	6,745,763
2,190,000	2,000,000	4,190,000	c	Govco, Inc	5.320	11/02/06	2,179,644	1,990,542	4,170,186
990,000	—	990,000	c	Govco, Inc	5.290	11/15/06	983,454	—	983,454
4,250,000	2,000,000	6,250,000	c	Govco, Inc	5.265	12/18/06	4,200,957	1,976,860	6,177,817
400,000	—	400,000	c	Govco, Inc	5.430	12/26/06	394,830	—	394,830
350,000	650,000	1,000,000	c	Govco, Inc	5.240	03/16/07	341,590	634,382	975,972
1,550,000	—	1,550,000	c	Grampian Funding LLC	5.160	10/02/06	1,549,783	—	1,549,783
5,000,000	4,900,000	9,900,000	c	Grampian Funding LLC	5.390	10/17/06	4,988,560	4,888,477	9,877,037
2,000,000	—	2,000,000	c	Grampian Funding LLC	5.240	10/25/06	1,992,927	—	1,992,927
1,700,000	—	1,700,000	c	Grampian Funding LLC	5.280	11/07/06	1,690,896	—	1,690,896
2,000,000	1,000,000	3,000,000	c	Grampian Funding LLC	5.150	11/17/06	1,986,161	993,276	2,979,437
—	1,000,000	1,000,000	c	Grampian Funding LLC	5.180	03/27/07	—	974,673	974,673
5,000,000	—	5,000,000	c	Greenwich Capital Holdings, Inc	5.340	10/19/06	4,986,650	—	4,986,650
2,305,000	2,635,000	4,940,000	c	Greenwich Capital Holdings, Inc	5.430	10/23/06	2,297,413	2,626,643	4,924,056
5,000,000	4,000,000	9,000,000		Greenwich Capital Holdings, Inc	5.240	12/01/06	4,956,951	3,965,561	8,922,512
6,000,000	—	6,000,000		Greenwich Capital Holdings, Inc	5.240	12/14/06	5,935,373	—	5,935,373
—	4,775,000	4,775,000	c	Greyhawk Funding LLC	5.260	10/12/06	—	4,767,326	4,767,326
—	2,100,000	2,100,000	c	Greyhawk Funding LLC	5.260	10/17/06	—	2,095,260	2,095,260
1,930,000	—	1,930,000	c	Greyhawk Funding LLC	5.270	10/30/06	1,921,807	—	1,921,807
2,000,000	—	2,000,000	c	Greyhawk Funding LLC	5.225	01/26/07	1,966,037	—	1,966,037
—	1,065,000	1,065,000	c	Harley-Davidson Funding Corp	5.230	10/13/06	—	1,063,143	1,063,143
6,800,000	1,900,000	8,700,000	c	Harley-Davidson Funding Corp	5.225	10/20/06	6,781,248	1,894,760	8,676,008
—	4,000,000	4,000,000	c	Harley-Davidson Funding Corp	5.200	10/31/06	—	3,982,667	3,982,667
—	1,690,000	1,690,000	c	Harrier Finance Funding LLC	5.320	10/03/06	—	1,689,501	1,689,501
8,860,000	2,000,000	10,860,000	c	Harrier Finance Funding LLC	5.265	10/04/06	8,856,109	1,999,122	10,855,231
—	3,290,000	3,290,000	c	Harrier Finance Funding LLC	5.275	10/11/06	—	3,285,236	3,285,236
2,950,000	—	2,950,000		Harrier Finance Funding LLC	5.270	10/27/06	2,938,772	—	2,938,772
7,000,000	—	7,000,000	c	Harrier Finance Funding LLC	5.280	11/03/06	6,966,691	—	6,966,691
2,500,000	—	2,500,000		Harrier Finance Funding LLC	5.270	11/15/06	2,483,531	—	2,483,531
—	3,100,000	3,100,000		HBOS Treasury Services plc	5.370	10/12/06	—	3,094,913	3,094,913
2,100,000	—	2,100,000		HBOS Treasury Services plc	5.300	10/26/06	2,092,271	—	2,092,271
3,000,000	—	3,000,000		HBOS Treasury Services plc	5.380	10/30/06	2,987,134	—	2,987,134

3

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Money Market Fund Principal	Institutional Money Market Fund Principal	Combined Pro-Forma Money Market Fund Principal		ISSUER	RATE	MATURITY DATE	Retail Money Market Fund Value	Institutional Money Market Fund Value	Combined Pro-Forma Money Market Fund Value

1,750,000	—	1,750,000		HBOS Treasury Services plc	5.270	11/01/06	1,741,998	—	1,741,998
1,525,000	—	1,525,000		HBOS Treasury Services plc	5.290	11/06/06	1,516,933	—	1,516,933
1,500,000	1,000,000	2,500,000		HBOS Treasury Services plc	5.320	11/08/06	1,491,577	994,384	2,485,961
3,775,000	—	3,775,000		HBOS Treasury Services plc	5.265	11/21/06	3,746,816	—	3,746,816
4,125,000	—	4,125,000		HBOS Treasury Services plc	5.270	11/29/06	4,089,697	—	4,089,697
3,250,000	—	3,250,000		HBOS Treasury Services plc	5.270	12/13/06	3,215,651	—	3,215,651
2,000,000	2,000,000	4,000,000		HBOS Treasury Services plc	5.260	12/19/06	—	1,977,643	1,977,643
2,800,000	—	2,800,000		HBOS Treasury Services plc	5.230	12/27/06	2,764,610	—	2,764,610
6,000,000	—	6,000,000		HSBC Finance Corp	5.370	10/18/06	5,984,785	—	5,984,785
4,000,000	—	4,000,000		HSBC Finance Corp	5.250	10/23/06	3,987,167	—	3,987,167
—	4,000,000	4,000,000		HSBC Finance Corp	5.250	10/30/06	—	3,983,083	3,983,083
3,000,000	2,500,000	5,500,000		ING Finance	5.350	10/24/06	2,989,746	2,491,455	5,481,201
4,204,000	—	4,204,000		ING Finance	5.240	11/29/06	4,169,043	—	4,169,043
—	5,545,000	5,545,000	c	Kimberly-Clark Worldwide, Inc	5.190	10/26/06	—	5,524,987	5,524,987
5,029,000	—	5,029,000	c	Kitty Hawk Funding Corp	5.255	10/25/06	5,011,382	—	5,011,382
5,000,000	—	5,000,000	c	Kitty Hawk Funding Corp	5.260	10/26/06	4,981,736	—	4,981,736
1,967,000	2,000,000	3,967,000	c	Kitty Hawk Funding Corp	5.375	10/27/06	1,959,426	1,992,299	3,951,725
—	3,710,000	3,710,000	c	Kitty Hawk Funding Corp	5.260	11/01/06	—	3,693,196	3,693,196
6,940,000	2,000,000	8,940,000	c	Links Finance LLC	5.270	12/07/06	6,871,932	1,980,384	8,852,316
1,555,000	—	1,555,000	c	Links Finance LLC	5.260	12/18/06	1,537,278	—	1,537,278
5,000,000	2,000,000	7,000,000	c	Links Finance LLC	5.315	02/08/07	4,904,035	1,961,614	6,865,649
3,640,000	—	3,640,000		Merrill Lynch & Co, Inc	5.280	10/02/06	3,639,466	—	3,639,466
—	5,400,000	5,400,000		Merrill Lynch & Co, Inc	5.230	11/10/06	—	5,368,620	5,368,620
—	1,600,000	1,600,000		Merrill Lynch & Co, Inc	5.240	12/05/06	—	1,584,862	1,584,862
—	6,575,000	6,575,000		Morgan Stanley Dean Witter	5.250	10/18/06	—	6,558,699	6,558,699
2,895,000	—	2,895,000		Morgan Stanley Dean Witter	5.250	10/20/06	2,886,978	—	2,886,978
—	1,225,000	1,225,000	c	Nestle Capital Corp	5.210	10/16/06	—	1,222,341	1,222,341
—	1,515,000	1,515,000	c	Nestle Capital Corp	5.225	11/02/06	—	1,507,964	1,507,964
—	1,500,000	1,500,000	c	Nestle Capital Corp	5.230	11/13/06	—	1,490,741	1,490,741
—	1,000,000	1,000,000	c	Nestle Capital Corp	5.220	11/29/06	—	991,496	991,496
—	1,210,000	1,210,000	c	Nestle Capital Corp	5.310	12/01/06	—	1,199,113	1,199,113
3,065,000	—	3,065,000		Paccar Financial Corp	5.340	10/06/06	3,062,727	—	3,062,727
—	4,700,000	4,700,000		Paccar Financial Corp	5.350	10/12/06	—	4,692,317	4,692,317
1,815,000	2,000,000	3,815,000		Paccar Financial Corp	5.230	11/09/06	1,804,716	1,988,625	3,793,341
6,695,000	—	6,695,000		Paccar Financial Corp	5.240	11/15/06	6,651,064	—	6,651,064
1,150,000	—	1,150,000		Paccar Financial Corp	5.250	11/29/06	1,140,105	—	1,140,105
2,000,000	—	2,000,000		Paccar Financial Corp	5.250	12/01/06	1,982,208	—	1,982,208
3,214,000	—	3,214,000		Paccar Financial Corp	5.250	12/12/06	3,180,660	—	3,180,660
1,548,000	—	1,548,000		Paccar Financial Corp	5.240	12/13/06	1,531,791	—	1,531,791
5,000,000	3,300,000	8,300,000	c	Park Avenue Receivables Corp	5.260	10/05/06	4,997,078	3,298,071	8,295,149
	3,600,000	3,600,000	c	Park Avenue Receivables Corp	5.250	10/26/06		3,586,875	3,586,875
—	4,000,000	4,000,000		Pitney Bowes, Inc	5.200	10/03/06	—	3,998,844	3,998,844
15,000,000	—	15,000,000	c	Preferred Receivables Funding Corp	5.260	10/02/06	14,997,808	—	14,997,808
—	1,058,000	1,058,000	c	Preferred Receivables Funding Corp	5.270	10/11/06	—	1,056,519	1,056,519
—	2,800,000	2,800,000	c	Preferred Receivables Funding Corp	5.260	10/17/06	—	2,793,653	2,793,653
—	3,000,000	3,000,000	c	Preferred Receivables Funding Corp	5.250	11/17/06	—	2,979,437	2,979,437
—	1,000,000	1,000,000	c	Private Export Funding Corp	5.260	10/16/06	—	997,808	997,808
—	2,000,000	2,000,000	c	Private Export Funding Corp	5.385	10/24/06	—	1,993,119	1,993,119
5,000,000	3,000,000	8,000,000	c	Private Export Funding Corp	5.245	10/31/06	4,978,146	2,986,887	7,965,033
2,640,000	—	2,640,000	c	Private Export Funding Corp	5.260	12/19/06	2,609,527	—	2,609,527

4

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Money Market Fund Principal	Institutional Money Market Fund Principal	Combined Pro-Forma Money Market Fund Principal		ISSUER	RATE	MATURITY DATE	Retail Money Market Fund Value	Institutional Money Market Fund Value	Combined Pro-Forma Money Market Fund Value

4,885,000	—	4,885,000	c	Private Export Funding Corp	5.260	01/11/07	4,812,197	—	4,812,197
6,225,000	—	6,225,000	c	Private Export Funding Corp	5.260	01/17/07	6,126,769	—	6,126,769
5,000,000	—	5,000,000	c	Private Export Funding Corp	5.230	01/18/07	4,920,824	—	4,920,824
1,500,000	—	1,500,000	c	Private Export Funding Corp	5.220	01/25/07	1,474,982	—	1,474,982
—	1,000,000	1,000,000	c	Private Export Funding Corp	5.260	01/30/07	—	982,321	982,321
1,000,000	—	1,000,000		Rabobank USA Financial Corp	5.340	10/03/06	999,703	—	999,703
1,855,000	4,545,000	6,400,000		Rabobank USA Financial Corp	5.250	10/11/06	1,852,295	4,538,372	6,390,667
—	1,400,000	1,400,000		Rabobank USA Financial Corp	5.230	10/24/06	—	1,395,669	1,395,669
—	540,000	540,000	c	Ranger Funding Co LLC	5.255	10/13/06	—	539,054	539,054
4,000,000	—	4,000,000	c	Ranger Funding Co LLC	5.250	10/24/06	3,986,583	—	3,986,583
1,527,000	—	1,527,000	c	Ranger Funding Co LLC	5.250	10/26/06	1,521,401	—	1,521,401
—	1,700,000	1,700,000	c	Ranger Funding Co LLC	5.250	10/27/06	—	1,693,554	1,693,554
1,230,000	—	1,230,000	c	Ranger Funding Co LLC	5.265	11/01/06	1,224,423	—	1,224,423
—	1,600,000	1,600,000	c	Ranger Funding Co LLC	5.320	11/02/06	—	1,592,434	1,592,434
—	545,000	545,000	c	Ranger Funding Co LLC	5.260	11/07/06	—	542,054	542,054
—	2,000,000	2,000,000	c	Ranger Funding Co LLC	5.260	12/11/06	—	1,979,252	1,979,252
9,217,000	1,500,000	10,717,000	c	Scaldis Capital LLC	5.275	10/16/06	9,196,843	1,496,625	10,693,468
1,000,000	2,075,000	3,075,000	c	Scaldis Capital LLC	5.380	10/27/06	996,114	2,067,117	3,063,231
—	1,000,000	1,000,000	c	Scaldis Capital LLC	5.270	11/10/06	—	994,144	994,144
1,042,000	—	1,042,000	c	Scaldis Capital LLC	5.420	12/18/06	1,029,763	—	1,029,763
	2,500,000	2,500,000	c	Sedna Finance, Inc	5.400	10/25/06		2,491,000	2,491,000
4,000,000	1,000,000	5,000,000	c	Sedna Finance, Inc	5.285	11/30/06	3,965,146	991,278	4,956,424
6,000,000	3,400,000	9,400,000	c	Sedna Finance, Inc	5.270	12/08/06	5,940,273	3,366,155	9,306,428
6,580,000	—	6,580,000	c	Sheffield Receivables Corp	5.260	10/05/06	6,576,154	—	6,576,154
—	1,510,000	1,510,000	c	Sheffield Receivables Corp	5.260	10/20/06	—	1,505,808	1,505,808
—	5,400,000	5,400,000	c	Sheffield Receivables Corp	5.260	10/23/06	—	5,383,184	5,383,184
3,660,000	—	3,660,000		Sigma Finance, Inc	5.360	10/11/06	3,654,551	—	3,654,551
5,000,000	—	5,000,000		Sigma Finance, Inc	5.330	11/03/06	4,975,571	—	4,975,571
3,000,000	1,000,000	4,000,000		Sigma Finance, Inc	5.140	11/30/06	2,974,300	991,433	3,965,733
—	4,500,000	4,500,000	c	Sigma Finance, Inc	5.400	12/12/06	—	4,451,400	4,451,400
—	915,000	915,000		Societe Generale North America, Inc	4.825	10/06/06	—	914,354	914,354
1,300,000	—	1,300,000		Societe Generale North America, Inc	5.390	10/11/06	1,298,054	—	1,298,054
2,645,000	—	2,645,000		Societe Generale North America, Inc	5.360	10/12/06	2,640,663	—	2,640,663
1,900,000	—	1,900,000		Societe Generale North America, Inc	5.220	12/21/06	1,877,385	—	1,877,385
—	3,100,000	3,100,000		Societe Generale North America, Inc	5.265	12/27/06	—	3,060,556	3,060,556
1,145,000	2,000,000	3,145,000		Societe Generale North America, Inc	5.250	01/08/07	1,128,469	1,971,015	3,099,484
3,200,000	1,000,000	4,200,000		Societe Generale North America, Inc	5.245	01/19/07	3,148,716	984,019	4,132,735
4,815,000	—	4,815,000		Societe Generale North America, Inc	5.240	02/20/07	4,715,479	—	4,715,479
3,130,000	—	3,130,000		Swedish Export Credit Corp	5.370	10/03/06	3,129,066	—	3,129,066
1,365,000	—	1,365,000		Swedish Export Credit Corp	5.230	11/08/06	1,357,464	—	1,357,464
—	3,500,000	3,500,000		Swedish Export Credit Corp	5.230	11/13/06	—	3,478,136	3,478,136
3,000,000	—	3,000,000		Swedish Export Credit Corp	5.240	11/20/06	2,978,525	—	2,978,525
—	2,990,000	2,990,000	c	The Concentrate Manufacturing Co	5.300	10/04/06	—	2,988,679	2,988,679
1,200,000	—	1,200,000		Toronto-Dominion Holdings USA, Inc	4.800	10/27/06	1,195,840	—	1,195,840
—	2,000,000	2,000,000	c	Toronto-Dominion Holdings USA, Inc	5.250	12/15/06	—	1,978,125	1,978,125
3,425,000	—	3,425,000		Toronto-Dominion Holdings USA, Inc	5.230	12/27/06	3,381,711	—	3,381,711
3,960,000	5,000,000	8,960,000	c	Toronto-Dominion Holdings USA, Inc	5.195	01/29/07	3,891,426	4,913,417	8,804,843
2,605,000	—	2,605,000		Toyota Motor Credit Corp	5.245	10/24/06	2,596,271	—	2,596,271
6,435,000	—	6,435,000		Toyota Motor Credit Corp	5.275	10/30/06	6,407,656	—	6,407,656
6,600,000	1,900,000	8,500,000		Toyota Motor Credit Corp	5.260	11/20/06	6,551,783	1,886,119	8,437,902

5

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Money Market Fund Principal	Institutional Money Market Fund Principal	Combined Pro-Forma Money Market Fund Principal		ISSUER	RATE	MATURITY DATE	Retail Money Market Fund Value	Institutional Money Market Fund Value	Combined Pro-Forma Money Market Fund Value

4,400,000	—	4,400,000		Toyota Motor Credit Corp	5.260	11/28/06	4,362,712	—	4,362,712
1,000,000	—	1,000,000		UBS Finance, (Delaware), Inc	5.380	10/06/06	999,264	—	999,264
5,500,000	3,000,000	8,500,000		UBS Finance, (Delaware), Inc	5.255	10/23/06	5,482,618	2,990,338	8,472,956
1,600,000	—	1,600,000		UBS Finance, (Delaware), Inc	5.255	10/24/06	1,594,582	—	1,594,582
4,300,000	2,000,000	6,300,000		UBS Finance, (Delaware), Inc	5.255	10/31/06	4,281,170	1,991,242	6,272,412
1,740,000	1,900,000	3,640,000		UBS Finance, (Delaware), Inc	5.250	11/16/06	1,728,327	1,887,242	3,615,569
1,600,000	—	1,600,000		UBS Finance, (Delaware), Inc	5.250	12/01/06	1,585,767	—	1,585,767
1,900,000	—	1,900,000		UBS Finance, (Delaware), Inc	5.220	01/11/07	1,871,899	—	1,871,899
2,000,000	—	2,000,000		UBS Finance, (Delaware), Inc	5.185	02/28/07	1,956,792	—	1,956,792
2,590,000	—	2,590,000	c	Variable Funding Capital Corp	5.360	10/02/06	2,589,614	—	2,589,614
—	3,000,000	3,000,000	c	Variable Funding Capital Corp	5.255	10/27/06	—	2,988,994	2,988,994
6,965,000	—	6,965,000	c	Variable Funding Capital Corp	5.270	11/09/06	6,925,236	—	6,925,236
—	3,439,000	3,439,000	c	Wal-Mart Stores, Inc	5.220	10/17/06	—	3,431,022	3,431,022
—	2,380,000	2,380,000	c	Wal-Mart Stores, Inc	5.200	11/10/06	—	2,366,249	2,366,249
—	1,000,000	1,000,000	c	Wal-Mart Stores, Inc	5.220	12/19/06	—	988,685	988,685
—	635,000	635,000	c	Yorktown Capital, LLC	5.250	10/03/06	—	634,815	634,815
2,667,000	—	2,667,000	c	Yorktown Capital, LLC	5.270	10/20/06	2,659,582	—	2,659,582
4,844,000	—	4,844,000	c	Yorktown Capital, LLC	5.260	11/02/06	4,821,352	—	4,821,352
2,457,000	1,000,000	3,457,000	c	Yorktown Capital, LLC	5.090	11/10/06	2,443,104	994,344	3,437,448

				TOTAL COMMERICAL PAPER			610,798,757	328,374,830	939,173,587

			U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES - 6.54%
313,000	—	313,000		Federal Farm Credit Bank (FFCB)	4.800	11/01/06	311,706	—	311,706
—	10,000,000	10,000,000		Federal Home Loan Bank (FHLB)	5.115	10/11/06	—	9,985,722	9,985,722
—	5,800,000	5,800,000		FHLB	5.145	11/03/06	—	5,772,646	5,772,646
—	2,210,000	2,210,000		FHLB	5.150	11/08/06	—	2,197,986	2,197,986
—	2,615,000	2,615,000		FHLB	5.155	11/24/06	—	2,594,780	2,594,780
—	273,000	273,000		FHLB	5.350	12/13/06	—	270,119	270,119
—	187,000	187,000		FHLB	5.260	12/29/06	—	184,591	184,591
—	4,725,000	4,725,000		Federal Home Loan Mortgage Corp (FHLMC)	5.130	10/02/06	—	4,724,327	4,724,327
—	2,095,000	2,095,000		FHLMC	5.220	10/31/06	—	2,086,201	2,086,201
—	3,965,000	3,965,000		FHLMC	5.280	11/01/06	—	3,946,972	3,946,972
3,000,000	3,627,000	6,627,000		FHLMC	5.160	11/14/06	2,981,622	3,604,593	6,586,215
—	5,470,000	5,470,000		FHLMC	5.270	11/21/06	—	5,430,092	5,430,092
677,000	—	677,000		FHLMC	5.145	01/09/07	667,240	—	667,240
200,000	—	200,000		FHLMC	5.170	01/30/07	196,551	—	196,551
—	4,559,000	4,559,000		Federal National Mortgage Association (FNMA)	5.255	10/04/06	—	4,557,004	4,557,004
—	4,735,000	4,735,000		FNMA	5.095	10/11/06	—	4,728,253	4,728,253
—	15,535,000	15,535,000		FNMA	5.065	11/08/06	—	15,451,076	15,451,076
865,000	—	865,000		FNMA	5.150	11/29/06	857,805	—	857,805
—	990,000	990,000		FNMA	5.160	12/11/06	—	979,925	979,925
—	1,315,000	1,315,000		FNMA	5.150	12/13/06	—	1,301,267	1,301,267
—	300,000	300,000		FNMA	5.260	12/27/06	—	296,222	296,222
—	300,000	300,000		FNMA	5.260	01/03/07	—	295,916	295,916

				TOTAL U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES			5,014,924	68,407,692	73,422,616

			VARIABLE NOTES - 4.22%( i )
5,000,000	5,000,000	10,000,000		International Business Machines Corp	5.364	06/28/07	5,001,676	5,001,676	10,003,352
5,000,000	4,000,000	9,000,000		National City Corp	5.428	06/04/07	5,002,430	4,001,944	9,004,374
3,000,000	—	3,000,000		Paccar Financial Corp	5.310	12/20/06	2,999,676	—	2,999,676

6

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Retail Money Market Fund Principal	Institutional Money Market Fund Principal	Combined Pro-Forma Money Market Fund Principal	ISSUER	RATE	MATURITY DATE	Retail Money Market Fund Value	Institutional Money Market Fund Value	Combined Pro-Forma Money Market Fund Value

5,000,000	—	5,000,000	Suntrust	5.300	05/01/07	5,000,152	—	5,000,152
4,000,000	6,405,000	10,405,000	Suntrust	5.181	09/27/07	3,999,787	6,404,659	10,404,446
5,000,000	5,000,000	10,000,000	Toyota Motor Credit Corp	5.270	10/10/06	4,999,997	4,999,997	9,999,994

			TOTAL VARIABLE NOTES			27,003,718	20,408,276	47,411,994

			TOTAL SHORT-TERM INVESTMENTS			682,622,883	440,361,046	1,122,983,929

			(Cost $1,122,983,929)

			TOTAL PORTFOLIO - 100.08%			682,622,883	440,361,046	1,122,983,929
			(Cost $1,122,983,929)

			OTHER ASSETS & LIABILITIES, NET - 0.02%			(2,686,900)	2,880,876	193,976

			NET ASSETS - 100.00%			$679,935,983	$443,241,922	$1,123,177,905

c	Commerical paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

i	Floating rate or variable rate securities reflects the rate at September 30, 2006.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

7

Retail Money Market Fund / Institutional Money Market Fund
Pro Forma Combining Statement of Assets & Liabilities (unaudited)
September 30, 2006

	Retail Money Market Fund	Institutional Money Market Fund	Adjustments to Pro Forma	Institutional Money Market Fund (new) Pro Forma (Combined)

ASSETS
Portfolio investments, at value	$682,622,883	$440,361,046	$—	$1,122,983,929
Cash	184,304	838,896	—	1,023,200
Receivable for securities transactions	9,120,000	—	—	9,120,000
Receivable from Fund shares sold	1,174,551	3,040,936	—	4,215,487
Dividends and interest receivable	411,105	144,973	—	556,078
Due from investment advisor	—	34,458	—	34,458

Total assets	693,512,843	444,420,309	—	1,137,933,152

LIABILITIES
Management fees payable	162,129	34,234	—	196,363
Service agreement fees payable	—	8,211	—	8,211
Due to affiliates	20,939	69,724	—	90,663
Payable for securities transactions	9,817,718	988,255	—	10,805,973
Payable for Fund shares redeemed	721,625	68,914	—	790,539
Income distribution payable	2,854,449	9,049	—	2,863,498

Total liabilities	13,576,860	1,178,387	—	14,755,247

Net Assets	$679,935,983	$443,241,922	$—	$1,123,177,905

Net Assets by Class:
Retirement Class	$—	$43,804,188	$—	$43,804,188
Institutional Class	$—	$272,119,464	$—	$272,119,464
Retail Class	$679,935,983	$127,318,270	$—	$807,254,253

	$679,935,983	$443,241,922	$—	$1,123,177,905

Shares Outstanding by Class:
Retirement Class	—	43,806,807	—	43,806,807
Institutional Class	—	272,137,696	—	272,137,696
Retail Class	679,935,983	127,325,804	—	807,261,787

	679,935,983	443,270,307	—	1,123,206,290

Net Asset Value per Share by Class:
Retirement Class	$—	$1.00	$—	$1.00
Institutional Class	$—	$1.00	$—	$1.00
Retail Class	$1.00	$1.00	$—	$1.00

Retail Money Market Fund / Institutional Money Market Fund
Pro Forma Combining Statement of Operations (unaudited)
Twelve Month Period Ending September 30, 2006

	Retail Money Market Fund	Institutional Money Market Fund	Adjustments to Pro Forma	Institutional Money Market Fund (new) Pro Forma (Combined)

Investment Income:
Interest	$31,106,931	$13,072,775	$—	$44,179,706
Dividends	—	—	—	—
Other income	—	—	—	—
Foreign taxes withheld	—	—	—	—

Total Income	31,106,931	13,072,775	—	44,179,706

Expenses
Investment management fees	$1,900,560	$227,744	$(1,137,955)	$990,349
Service Agreement Fees - Retirement Class	—	19,085	—	19,085
Service Agreement Fees - Institutional Class	—	20,752	(20,752)	—
Distribution fees - Retail Class	—	7,463	1,799,621	1,807,084
Custody fees	—	9,228	13,332	22,560
Audit fees	—	45,268	—	45,268
Registration fees - Retirement Class	—	22,760	(22,760)	—
Registration fees - Institutional Class	—	22,069	(22,069)	—
Registration fees - Retail Class	—	23,224	(23,224)	—
Registration fees	—	—	35,000	35,000
Trustee fees and expenses	7,010	4,712	(7,010)	4,712
Fund administration fees	—	20,521	—	20,521
Transfer Agency fees and expenses - Retirement Class	—	878	—	878
Transfer Agency fees and expenses - Institutional Class	—	1,574	—	1,574
Transfer Agency fees and expenses - Retail Class	—	4,166	1,032,192	1,036,358
Report printing and mailing fees - Retirement Class	—	1,374	(1,374)	—
Report printing and mailing fees - Institutional Class	—	3,172	(3,172)	—
Report printing and mailing fees - Retail Class	—	3,084	(3,084)	—
Report printing and mailing fees	—	—	56,603	56,603
Legal fees	—	7,346	—	7,346
Interest	1,309	506	(1,309)	506

Total expenses before expense reimbursement	1,908,879	444,926	1,694,039	4,047,844
Less expenses reimbursed by the investment advisor	—	(34,458)	34,458	—
Fees waived by the investment advisor and TPIS		(7,463)	(1,799,621)	(1,807,084)

Net expenses	1,908,879	403,005	(71,124)	2,240,760

Net investment income	29,198,052	12,669,770	71,124	41,938,946

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from:
Security transactions	(222)	—	—	(222)

Net realized gain/(loss) on investments	(222)	—	—	(222)

Change in unrealized appreciation/(depreciation) on:
Securities	—	—	—	—

Net change in unrealized appreciation/ (depreciation) of investments	—	—	—	—

Net realized and unrealized gain/(loss) on investments	(222)	—	—	(222)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$29,197,830	$12,669,770	$71,124	41,938,724

Notes to Pro Forma Combining Financial Statements (unaudited)

1. Basis of Combination

TIAA-CREF Institutional Mutual Funds (the “Institutional Trust”) and TIAA-CREF Mutual Funds (the “Retail Trust”) (individually referred to as the “Fund” and collectively as the “Funds”) are each registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 as an open-end investment company. As of September 30, 2006, the Institutional Trust offered twenty-nine separate portfolios (the “TIAA-CREF Funds”) and the Retail Trust offered eleven separate portfolios (the “Retail Funds”). The unaudited Pro Forma Combining Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of September 30, 2006 and the unaudited Pro Forma Combining Statement of Operations for the year ended September 30, 2006 assumes the exchange occurred as of October 1, 2006. These statements have been derived from books and records utilized in calculating daily net asset value of each Fund at September 30, 2006 and for the twelve month period then ended (six month period for the Institutional Funds with a commencement date of March 31, 2006: High - Yield II, Large-Cap Growth, Short-Term Bond II, Tax-Exempt Bond II and Bond Plus II).

The pro forma statements give effect to the proposed agreement and plan of reorganization (the “Plan”) between the Institutional Trust, on behalf of each TIAA-CREF Fund involved in the reorganizations , and the Retail Trust, on behalf of the corresponding Retail Funds. The Plan provides for the transfer of the assets and stated liabilities of each Retail Fund to the corresponding TIAA-CREF Fund, in exchange for shares of equal value of the TIAA-CREF Fund. The reorganizations are expected to be done on a tax-free basis whereby the TIAA-CREF Fund will assume the market value and cost basis of the portfolio positions in the corresponding Retail Fund and the results of the operations of the Retail Fund. The pro forma statements do not reflect expenses related to the reorganization since Teachers Advisors, Inc., the Funds’ investment adviser (the “Advisor”), has undertaken to pay for all expenses related to the reorganizations.

Pro forma adjustments have been made to reflect the effect of the investment management fees, service agreement fees and other estimated expenses in the pro forma combined statement of operations. The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combined periods will not be re-stated. The Acquiring and Acquired Funds are as follows. Following the merger, the Acquiring Fund will be the accounting survivor.

Acquiring Fund	Acquired Fund

Institutional Equity Index	Retail Equity Index
Institutional International Equity	Retail International Equity
Institutional Social Choice	Retail Social Choice
Retail Growth & Income	Institutional Growth & Income
Retail Money Market	Institutional Money Market

Acquiring Fund	Acquired Fund

Retail High-Yield Bond	Institutional High-Yield II
Retail Growth Equity	Institutional Large-Cap Growth
Retail Short-Term Bond	Institutional Short-Term Bond II
Retail Tax-Exempt Bond	Institutional Tax-Exempt Bond II
Retail Managed Allocation	Institutional Managed Allocation II
Retail Bond Plus	Institutional Bond Plus II

2. Significant Accounting Policies

Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Net asset value of underlying funds is calculated as of the close of business of the New York Stock Exchange (generally 4:00 pm Eastern Time). The market value of the underlying Funds is based on their net asset values as of the close of business on the valuation date. Debt securities will generally be valued using prices provided by a pricing service, which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Funds), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. For the Money Market Funds, all of their investments are valued using the amortized cost method. Investments in other registered investment companies are valued at their net asset value. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges.

Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Board of Trustees if events materially affecting their value occur between the time their price is determined and the time a Fund’s net asset value is calculated. The fair value of securities may be determined with the assistance of a pricing service, which attempts to calculate a fair value for securities based on numerous factors including correlations of a security’s price with securities indices and other appropriate indicators, such as American Depositary Receipts and futures contracts. Other factors may also be considered in determining fair value, such as fundamental analytical data, market and trading trends, and public trading of similar securities of the issuer or comparable issuers.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. The Funds have retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities.

Accounting for investments: Securities transactions and investments in underlying funds are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Dividends and distributions from underlying Funds are recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

Both the Acquiring Fund s and the Acquired Fund s have substantially the same accounting policies which are detailed in the historical financial statements referenced above in Note 1.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Fees and Compensations Paid to affiliates: Investment management fees, service agreement fees and related party transactions are detailed in the historical financial statements referenced above in Note 1.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Institutional and Retail Trusts’ organizational documents, the Trustees and Officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3. Capital Shares

The pro-forma combining net asset value per share assumes the issuance of Acquiring Fund shares to Acquired Fund shareholders in connection with the proposed merger.  The number of shares assumed to be issued is equal to the net asset value of the Acquired Fund divided by the net asset value per share of the Acquiring Fund as of September 30, 2006.  The pro-forma number of shares outstanding, by class, for the combined entity consists of the following at September 30, 2006.

Fund	Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued with Merger	Total Shares Outstanding Post-Combination

Equity Index	Retirement	186,356	—	186,356
	Institutional	62,709,101	—	62,709,101
	Retail	694,047	36,564,000	37,258,047

International Equity	Retirement	37,886,236	—	37,886,236
	Institutional	48,291,893	10,414,785	58,706,678
	Retail	1,311,813	33,059,517	34,371,330

Social Choice	Retirement	7,188,805	—	7,188,805
	Institutional	11,827,184	2,374,211	14,201,395
	Retail	2,064,995	13,011,856	15,076,851

Growth & Income	Retirement	—	6,339,757	6,339,757
	Institutional	—	7,111,160	7,111,160
	Retail	37,769,743	192,010	37,961,753

Money Market	Retirement	—	43,806,807	43,806,807
	Institutional	—	272,137,696	272,137,696
	Retail	679,935,983	127,325,804	807,261,787

High-Yield II	Retirement	—	729,477	729,477
	Institutional	—	21,561,983	21,561,983
	Retail	30,718,027	(15,358,678)	15,359,349

Large-Cap Growth	Retirement	—	222,945	222,945
	Institutional	—	13,570,982	13,570,982
	Retail	53,488,429	(12,047,378)	41,441,051

Short-Term Bond II	Retirement	—	239,625	239,625
	Institutional	—	14,505,033	14,505,033
	Retail	18,747,348	(8,672,269)	10,075,079

Tax-Exempt Bond II	Institutional	—	6,816,833	6,816,833
	Retail	18,134,587	(1,650,275)	16,484,312

Managed Allocation II	Retirement	—	702,500	702,500
	Institutional	—	171,948	171,948
	Retail	46,017,623	630,798	46,648,421

Bond Plus II	Retirement	—	245,866	245,866
	Institutional	—	25,938,809	25,938,809
	Retail	46,794,860	(19,462,833)	27,332,027

TIAA-CREF MUTUAL FUNDS
TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

PART C

OTHER INFORMATION

Item 15. Indemnification

As a Delaware statutory trust, Registrant’s operations are governed by its Declaration of Trust dated as of April 15, 1999, as amended (the “Declaration”). Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the “DSTA”) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant’s Declaration expressly provides that it has been organized under the DSTA and that the Declaration is to be governed by Delaware law. It is nevertheless possible that a Delaware statutory trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant’s shareholders could be subject to personal liability.

To protect Registrant’s shareholders against the risk of personal liability, the Declaration (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its trustees; (ii) provides for the indemnification out of Registrant’s property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant’s business and the nature of its assets, the risk of personal liability to a shareholder is remote.

The Declaration further provides that Registrant shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of Registrant. The Declaration does not authorize Registrant to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Securities Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1) (a)	Declaration of Trust, dated as of April 15, 1999.1/

(b)	Declaration of Trust, dated as of April 15, 1999, as amended to add the TIAA-CREF Lifecycle Funds (the “Lifecycle Funds”).6/

(c)	Form of Amendment dated December 7, 2005 to the Declaration of Trust dated April 15, 1999. 9/

(d)	Form of Amendment dated February 14, 2006 to the Declaration of Trust dated April 15, 1999. 9/

(e)	Amendment dated August 7, 2006 to the Declaration of Trust.11/

(f)	Amendment dated October 2, 2006 to the Declaration of Trust. 11/

(2)	Registrant has adopted no bylaws.

(3)	Not applicable.

(4) (a)	Form of Agreement and Plan of Reorganization and Termination. 10/

(b)	Final Agreement and Plan of Reorganization and Termination (to be filed by amendment).

(5)	The relevant portions of Registrant’s Declaration of Trust are incorporated herein by reference to Exhibit (1) above.

(6) (a)	Investment Management Agreement by and between Registrant and Teachers Advisors, Inc. (“Advisors”), dated as of June 1, 1999.2/

(b)	Amendment to the Investment Management Agreement by and between Registrant and Advisors, dated as of September 3, 2002.4/

(c)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, dated as of February 1, 2004.5/

(d)	Amendment to Investment Management Agreement by and between Registrant and Advisors, dated as of October 1, 2004, for the Lifecycle Funds.6/

(e)	Expense Reimbursement Agreement by and between the Registrant and Advisors, dated as of February 1, 2005.7/

(f)	Form of Investment Management Agreement by and between the Registrant and Advisors, effective February 1, 2006.8/

(g)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors regarding the Growth Equity Fund, dated as of February 1, 2006.8/

(h)	Form of Expense Reimbursement Agreement by and between the Registrant and Advisors, dated as of February 1, 2006.8/

(i)	Form of Fee Waiver for Growth & Income Funds and Lifecycle Funds effective February 1, 2006.8/

(j)	Form of Amendment dated March 31, 2006 to the Investment Management Agreement by and between the Registrant and Advisors dated as of February 1, 2006.9/

(k)	Form of Amendment dated March 31, 2006 to the Expense Reimbursement Agreement by and between the Registrant and Advisors dated as of February 1, 2006.9/

(l)	Form of Amendment dated March 31, 2006 to the Fee Waiver Agreement for Certain TIAA-CREF Institutional Mutual Funds. 9/

(n)	Form of Amendment dated May 16, 2006 to the February 1, 2006 Expense Reimbursement Agreement.11/

(o)	Form of Amendment dated May 16, 2006 to the February 1, 2006 Fee Waiver for Growth & Income Fund and Lifecycle Funds.11/

(p)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Fee Waiver Agreement for Certain TIAA-CREF Institutional Mutual Funds.11/

(q)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Expense Reimbursement Agreement regarding the Growth Equity Fund.11/

(r)	Form of Amendment dated December 1, 2006 to the February 1, 2006 Expense Reimbursement Agreement.11/

(7) (a)	Distribution Agreement by and between Registrant and Teachers Personal Investors Services, Inc. (“TPIS”), dated as of June 1, 1999.2/

(b)	Selling Agreement by and between TPIS and TIAA-CREF Individual & Institutional Services, Inc. (“Services”), dated as of June 1, 1999.3/

(c)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of September 3, 2002.4/

2

(d)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of October 1, 2004, for the Lifecycle Funds.6/

(e)	Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of October 19, 2004.7/

(f)	Form of Amendment dated May 16, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006.11/

(g)	Form of Amendment dated December 1, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006.11/

(8) (a)	TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds Non-Employee Trustee, Long-Term Compensation Plan, as of January 1, 1998, as amended.5/

(b)	TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds Non-Employee Trustee, Deferred Compensation Plan, as of June 1, 1998, as amended.5/

(9) (a)	Custodian Agreement by and between Registrant and State Street Bank and Trust Company (“State Street”), dated as of June 11, 1999.3/

(b)	Custodian Agreement by and between Registrant and JPMorgan Chase Bank (“JPMorgan”), dated as of July 1, 2002.4/

(c)	Amendment to the Custodian Agreement by and between Registrant and JPMorgan, dated August 26, 2002.4/

(10) (a)	Distribution Plan for the Lifecycle Funds of Registrant adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the “1940 Act”), dated October 1, 2004.6/

(b)	Distribution Plan for the Retail Class Shares of Registrant adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the “1940 Act”), dated February 1, 2006.8/

(c)	Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006.8/

(d)	Form of Amendment dated March 31, 2006 to the Distribution Plan for the Retail Class Shares of Registrant adopted pursuant to Rule 12b-1 of the 1940 Act, dated February 1, 2006.9/

(e)	Form of Amendment dated March 31, 2006 to the Suspension of Distribution Plan Reimbursement Agreement by and between the Funds and TPIS effective February 1, 2006.9/

(f)	Multiple Class Plan of Registrant adopted pursuant to Rule 18f-3 of the 1940 Act.4/

(g)	Form of Amended and Restated Multiple Class Plan effective February 14, 2006.9/

(11)	Opinion and Consent of George W. Madison, Esq. that shares will be validly issued, fully paid and non-assessable.10/

(12)	Opinion of Sutherland Asbill & Brennan LLP regarding tax matters (to be filed by amendment).

(13) (a)	Administration Agreement by and between Registrant and State Street, dated as of July 1, 1999.3/

(b)	Transfer Agency Agreement by and between Registrant and Boston Financial Data Services, Inc., dated as of July 1, 1999.3/

(c)	Transfer Agency and Service Agreement by and between Registrant and Boston Financial Data Services, Inc., dated as of July 1, 2002.4/

(d)	Service Agreement by and between Registrant and Advisors, dated as of May 22, 2002, as amended February 19, 20035/, October 1, 2004, for the Lifecycle Funds6/ and October 19, 2004.7/

(e)	Retirement Class Service Agreement dated as of February 1, 2006.8/

(f)	Form of Amendment dated March 31, 2006 to the Retirement Class Service Agreement dated as of February 1, 2006.9/

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(14) (a)	Consents of PricewaterhouseCoopers LLP filed herewith.

(b)	Consent of Sutherland Asbill & Brennan LLP filed herewith.

(15)	Not applicable.

(16)	Powers of Attorney for each member of the Board of Trustees related to the Registration Statement on Form N-14 filed herewith.

(17)	Form of Proxy filed herewith.

1/	Incorporated herein by reference to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on April 20, 1999.

2/	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 11, 1999.

3/	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 24, 1999.

4/	Incorporated herein by reference to Post-Effective Amendment No. 5 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 27, 2002.

5/	Incorporated herein by reference to Post-Effective Amendment No. 7 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 30, 2004.

6/	Incorporated herein by reference to Post-Effective Amendment No. 11 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 30, 2004.

7/	Incorporated herein by reference to Post-Effective Amendment No. 14 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 1, 2005.

8/	Incorporated herein by reference to Post-Effective Amendment No. 16 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on February 1, 2006.

9/	Incorporated herein by reference to Post-Effective Amendment No. 19 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on March 31, 2006.

10/	Incorporated herein by reference to the Registration Statement on Form N-14 (File No. 333- 133458) as filed with the Commission on April 21, 2006.

11/	Incorporated herein by reference to Post-Effective Amendment No. 20 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 17, 2007.

Item 17. Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant undertakes to file with the Commission a final tax opinion on matters relating to the closing of the Reorganizations after the closing of the Reorganizations (to the extent they are approved by shareholders) (as Exhibit 12) as a Post-Effective Amendment to the Registration Statement on Form N-14 (File No. 133458).

(3)	The undersigned Registrant undertakes to file with the Commission the finalized and executed Plan of Reorganization and Termination (as Exhibit 4(b)) as a Post-Effective Amendment to the Registration Statement on Form N-14 (File No. 133458).

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(4)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York, on the 18th day of January , 200 7 .

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

By:   /s/ Scott C. Evans

Name: Title:	Scott C. Evans Executive Vice President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ Scott C. Evans Scott C. Evans	Executive Vice President (Principal Executive Officer)	January 18, 2007

/s/ Georganne C. Proctor Georganne C. Proctor	Executive Vice President and Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	January 18, 2007

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SIGNATURE OF TRUSTEE	DATE	SIGNATURE OF TRUSTEE	DATE
*		*
Forrest Berkley	January 18, 2007	Bridget A. Macaskill	January 18, 2007
*		*
Eugene Flood, Jr.	January 18, 2007	James M. Poterba	January 18, 2007
*		*
Howell E. Jackson	January 18, 2007	Maceo K. Sloan	January 18, 2007
*		*
Nancy L. Jacob	January 18, 2007	Laura T. Starks	January 18, 2007

/s/ Stewart P. Greene	January 18, 2007
as attorney-in-fact

*	Signed by Stewart P. Greene as attorney-in-fact pursuant to powers of attorney, filed herewith.

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EXHIBIT INDEX

(14)(a)	Consents of PricewaterhouseCoopers LLP.
(14)(b)	Consent of Sutherland Asbill & Brennan LLP.
(16)(b)	Powers of Attorney
(17)	Form of Proxy